================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08839

                 ----------------------------------------------

                              SPDR(R) SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      One Lincoln Street, Boston, MA 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                               One Lincoln Street
                                Boston, MA 02111
                     (Name and address of agent for service)

                                    Copy to:

                              W. John McGuire, Esq.
                          Morgan, Lewis and Bockius LLP
                           1111 Pennsylvania Ave., NW
                              Washington, DC 20004

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2008

================================================================================

ITEM 1: REPORTS TO SHAREHOLDERS

SEMI-ANNUAL December 31, 2008
                                    (IMAGE)

                                               PRECISE IN A WORLD THAT ISN'T(SM)

TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARY
  SPDR(R) DJ WILSHIRE TOTAL MARKET ETF (TMW)..............................     1
  SPDR(R) DJ WILSHIRE LARGE CAP ETF (ELR).................................     4
  SPDR(R) DJ WILSHIRE LARGE CAP GROWTH ETF (ELG)..........................     7
  SPDR(R) DJ WILSHIRE LARGE CAP VALUE ETF (ELV)...........................    10
  SPDR(R) DJ WILSHIRE MID CAP ETF (EMM)...................................    13
  SPDR(R) DJ WILSHIRE MID CAP GROWTH ETF (EMG)............................    16
  SPDR(R) DJ WILSHIRE MID CAP VALUE ETF (EMV).............................    19
  SPDR(R) DJ WILSHIRE SMALL CAP ETF (DSC).................................    22
  SPDR(R) DJ WILSHIRE SMALL CAP GROWTH ETF (DSG)..........................    25
  SPDR(R) DJ WILSHIRE SMALL CAP VALUE ETF (DSV)...........................    28
  SPDR(R) DJ GLOBAL TITANS ETF (DGT)......................................    31
  SPDR(R) DJ WILSHIRE REIT ETF (RWR)......................................    34
  SPDR(R) KBW BANK ETF (KBE)..............................................    37
  SPDR(R) KBW CAPITAL MARKETS ETF (KCE)...................................    40
  SPDR(R) KBW INSURANCE ETF (KBI).........................................    43
  SPDR(R) MORGAN STANLEY TECHNOLOGY ETF (MTK).............................    46
  SPDR(R) S&P(R) DIVIDEND ETF (SDY).......................................    49
  SPDR(R) S&P(R) BIOTECH ETF (XBI)........................................    52
  SPDR(R) S&P(R) HOMEBUILDERS ETF (XHB)...................................    55
  SPDR(R) S&P(R) METALS & MINING ETF (XME)................................    58
  SPDR(R) S&P(R) OIL & GAS EQUIPMENT & SERVICES ETF (XES).................    61
  SPDR(R) S&P(R) OIL & GAS EXPLORATION & PRODUCTION ETF (XOP).............    64
  SPDR(R) S&P(R) PHARMACEUTICALS ETF (XPH)................................    67
  SPDR(R) S&P(R) RETAIL ETF (XRT).........................................    70
  SPDR(R) S&P(R) SEMICONDUCTOR ETF (XSD)..................................    73
  SPDR(R) KBW REGIONAL BANKING(SM) ETF (KRE)..............................    76
SUMMARY SCHEDULES OF INVESTMENTS
  SPDR(R) DJ WILSHIRE TOTAL MARKET ETF (TMW)..............................    79
  SPDR(R) DJ WILSHIRE LARGE CAP ETF (ELR).................................    82
  SPDR(R) DJ WILSHIRE LARGE CAP GROWTH ETF (ELG)..........................    85
  SPDR(R) DJ WILSHIRE LARGE CAP VALUE ETF (ELV)...........................    88
  SPDR(R) DJ WILSHIRE MID CAP ETF (EMM)...................................    91
  SPDR(R) DJ WILSHIRE MID CAP GROWTH ETF (EMG)............................    94
  SPDR(R) DJ WILSHIRE MID CAP VALUE ETF (EMV).............................    97
  SPDR(R) DJ WILSHIRE SMALL CAP ETF (DSC).................................    99
  SPDR(R) DJ WILSHIRE SMALL CAP GROWTH ETF (DSG)..........................   102
  SPDR(R) DJ WILSHIRE SMALL CAP VALUE ETF (DSV)...........................   105

SCHEDULES OF INVESTMENTS
  SPDR(R) DJ GLOBAL TITANS ETF (DGT)......................................   108
  SPDR(R) DJ WILSHIRE REIT ETF (RWR)......................................   109
  SPDR(R) KBW BANK ETF (KBE)..............................................   111
  SPDR(R) KBW CAPITAL MARKETS ETF (KCE)...................................   112
  SPDR(R) KBW INSURANCE ETF (KBI).........................................   113
  SPDR(R) MORGAN STANLEY TECHNOLOGY ETF (MTK).............................   114
  SPDR(R) S&P(R) DIVIDEND ETF (SDY).......................................   115
  SPDR(R) S&P(R) BIOTECH ETF (XBI)........................................   116
  SPDR(R) S&P(R) HOMEBUILDERS ETF (XHB)...................................   117
  SPDR(R) S&P(R) METALS & MINING ETF (XME)................................   118
  SPDR(R) S&P(R) OIL & GAS EQUIPMENT & SERVICES ETF (XES).................   119
  SPDR(R) S&P(R) OIL & GAS EXPLORATION & PRODUCTION ETF (XOP).............   120
  SPDR(R) S&P(R) PHARMACEUTICALS ETF (XPH)................................   121
  SPDR(R) S&P(R) RETAIL ETF (XRT).........................................   122
  SPDR(R) S&P(R) SEMICONDUCTOR ETF (XSD)..................................   123
  SPDR(R) KBW REGIONAL BANKING(SM) ETF (KRE)..............................   124
FINANCIAL STATEMENTS......................................................   126
FINANCIAL HIGHLIGHTS......................................................   148
NOTES TO FINANCIAL STATEMENTS.............................................   162
OTHER INFORMATION.........................................................   174

                            (semi-annual report LOGO)
             SPDR DJ Wilshire Total Market ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/4/00, 10/10/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE TOTAL MARKET ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          DOW JONES WILSHIRE 5000
                                             VALUE       VALUE              COMPOSITE INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -29.19%     -29.10%                 -29.54%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -36.80%     -36.94%                 -37.23%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -23.42%     -23.46%                 -23.25%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08 (1)            -9.92%      -9.68%                  -8.17%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                -23.62%     -23.54%                 -23.53%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          DOW JONES WILSHIRE 5000
                                             VALUE       VALUE              COMPOSITE INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -36.80%     -36.94%                 -37.23%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08               -8.51%      -8.53%                  -8.44%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08 (1)            -2.07%      -2.02%                  -1.69%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                 -3.22%      -3.20%                  -4.24%
 ----------------------------------------------------------------------------------------------------




 (1) Prior to June 14, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire 5000 Composite Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

 (2) For the period October 4, 2000 to December 31, 2008.

                            (semi-annual report LOGO)
       SPDR DJ Wilshire Total Market ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE TOTAL MARKET ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                     SPDR DJ             DOW JONES
                                 WILSHIRE TOTAL        WILSHIRE 5000
                                MARKET ETF(A)(1)    COMPOSITE INDEX(B)
                                ----------------    ------------------
10/4/2000                           10000.00             10000.00
                                    10061.00              9903.00
                                     9407.00              8918.00
12/31/00                             9467.00              9077.00
                                     9762.00              9424.00
                                     9018.00              8531.00
                                     8516.00              7956.00
                                     9117.00              8611.00
                                     9188.00              8697.00
                                     8978.00              8551.00
                                     8929.00              8410.00
                                     8379.00              7901.00
                                     7763.00              7191.00
                                     7857.00              7374.00
                                     8442.00              7938.00
12/31/01                             8498.00              8081.00
                                     8412.00              7980.00
                                     8280.00              7816.00
                                     8562.00              8158.00
                                     8077.00              7760.00
                                     8018.00              7669.00
                                     7480.00              7130.00
                                     6940.00              6554.00
                                     6983.00              6593.00
                                     6228.00              5931.00
                                     6747.00              6385.00
                                     7097.00              6770.00
12/31/02                             6696.00              6395.00
                                     6508.00              6234.00
                                     6393.00              6128.00
                                     6467.00              6198.00
                                     6992.00              6706.00
                                     7318.00              7115.00
                                     7422.00              7220.00
                                     7555.00              7395.00
                                     7670.00              7572.00
                                     7593.00              7488.00
                                     8010.00              7946.00
                                     8062.00              8057.00
12/31/03                             8478.00              8419.00
                                     8602.00              8606.00
                                     8727.00              8731.00
                                     8593.00              8638.00
                                     8473.00              8454.00
                                     8553.00              8571.00
                                     8706.00              8754.00
                                     8448.00              8428.00
                                     8494.00              8457.00
                                     8560.00              8594.00
                                     8670.00              8733.00
                                     9018.00              9139.00
12/31/04                             9327.00              9469.00
                                     9147.00              9221.00
                                     9363.00              9423.00
                                     9204.00              9258.00
                                     9043.00              9054.00
                                     9313.00              9397.00
                                     9364.00              9473.00
                                     9754.00              9865.00
                                     9674.00              9776.00
                                     9758.00              9855.00
                                     9583.00              9673.00
                                     9955.00             10059.00
12/31/05                             9974.00             10073.00
                                    10308.00             10431.00
                                    10290.00             10429.00
                                    10461.00             10621.00
                                    10563.00             10739.00
                                    10231.00             10395.00
                                    10250.00             10413.00
                                    10241.00             10401.00
                                    10482.00             10644.00
                                    10721.00             10878.00
                                    11100.00             11273.00
                                    11333.00             11527.00
12/31/06                            11460.00             11662.00
                                    11673.00             11883.00
                                    11473.00             11696.00
                                    11604.00             11825.00
                                    12069.00             12298.00
                                    12508.00             12748.00
                                    12307.00             12543.00
                                    11890.00             12116.00
                                    12058.00             12285.00
                                    12479.00             12726.00
                                    12713.00             12970.00
                                    12155.00             12393.00
12/31/07                            12083.00             12317.00
                                    11380.00             11571.00
                                    11040.00             11223.00
                                    10968.00             11146.00
                                    11510.00             11701.00
                                    11741.00             11945.00
                                    10786.00             10973.00
                                    10690.00             10878.00
                                    10847.00             11049.00
                                     9853.00             10022.00
                                     8129.00              8261.00
                                     7494.00              7600.00
12/31/08                             7638.00              7647.00



    (1) Prior to June 14, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire 5000 Composite Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                            (semi-annual report LOGO)
              SPDR DJ Wilshire Total Market ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ----------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL CORP.     PROCTER & GAMBLE CO.     AT&T, INC.     JOHNSON & JOHNSON

 ----------------------------------------------------------------------------------------------------------

    MARKET VALUE            $5,898,559            2,602,684                2,416,430      2,388,593
 ----------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         4.2%                  1.9                      1.7            1.7
 ----------------------------------------------------------------------------------------------------------

 ---------------------------------------------------

    DESCRIPTION             GENERAL ELECTRIC CO.

 ---------------------------------------------------

    MARKET VALUE            2,308,257
 ---------------------------------------------------

    % OF NET ASSETS         1.6
 ---------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Oil, Gas & Consumable Fuels          10.7%
Pharmaceuticals                       6.6
Insurance                             3.9
Computers & Peripherals               3.7
Software                              3.7
Commercial Banks                      3.6
Diversified Telecommunication
  Services                            3.0
Diversified Financial Services        2.7
Food & Staples Retailing              2.7
Household Products                    2.7
Biotechnology                         2.6
Media                                 2.5
Aerospace & Defense                   2.3
Communications Equipment              2.3
Electric Utilities                    2.3
Health Care Providers &
  Services                            2.3
Health Care Equipment &
  Supplies                            2.2
Industrial Conglomerates              2.2
Semiconductors & Semiconductor
  Equipment                           2.2
Beverages                             2.1
Capital Markets                       2.1
Machinery                             2.1
Specialty Retail                      2.0
Chemicals                             1.8
Food Products                         1.8
Real Estate Investment Trusts         1.8
Energy Equipment & Services           1.7
Hotels, Restaurants & Leisure         1.7
Tobacco                               1.5
IT Services                           1.4
Internet Software & Services          1.3
Multi-Utilities                       1.2
Road & Rail                           1.1
Air Freight & Logistics               0.8
Metals & Mining                       0.8
Multiline Retail                      0.8
Commercial Services & Supplies        0.7
Electrical Equipment                  0.7
Electronic Equipment,
  Instruments & Components            0.6
Household Durables                    0.6
Life Sciences Tools & Services        0.6
Diversified Consumer Services         0.5
Thrifts & Mortgage Finance            0.5
Consumer Finance                      0.4
Construction & Engineering            0.4
Textiles, Apparel & Luxury
  Goods                               0.4
Wireless Telecommunication
  Services                            0.4
Containers & Packaging                0.3
Independent Power Producers &
  Energy Traders                      0.3
Internet & Catalog Retail             0.3
Professional Services                 0.3
Airlines                              0.2
Auto Components                       0.2
Construction Materials                0.2
Leisure Equipment & Products          0.2
Personal Products                     0.2
Paper & Forest Products               0.2
Trading Companies &
  Distributors                        0.2
Water Utilities                       0.2
Automobiles                           0.1
Building Products                     0.1
Gas Utilities                         0.1
Health Care Technology                0.1
Office Electronics                    0.1
Real Estate Management &
  Development                         0.1
Distributors                          0.0**
Transportation Infrastructure         0.0**
Short Term Investments               17.3
Other Assets & Liabilities          (16.7)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
               SPDR DJ Wilshire Large Cap ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE LARGE CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE              LARGE CAP INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -29.07%     -29.05%                 -29.25%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -36.90%     -36.80%                 -37.06%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -22.67%     -22.65%                 -22.56%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -20.52%     -20.54%                 -20.39%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE              LARGE CAP INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -36.90%     -36.80%                 -37.06%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08               -8.21%      -8.21%                  -8.17%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -7.04%      -7.04%                  -6.95%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2008.

                            (semi-annual report LOGO)
         SPDR DJ Wilshire Large Cap ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE LARGE CAP ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                                      DOW JONES
                                     SPDR DJ       WILSHIRE LARGE
                                 WILSHIRE LARGE       CAP INXEX
                                   CAP ETF(A)            (B)
                                 --------------    --------------
11/8/2005                           10000.00          10000.00
                                    10266.00          10267.00
12/31/05                            10277.00          10280.00
                                    10569.00          10574.00
                                    10570.00          10573.00
                                    10717.00          10721.00
                                    10850.00          10855.00
                                    10532.00          10539.00
                                    10548.00          10556.00
                                    10587.00          10599.00
                                    10830.00          10847.00
                                    11096.00          11112.00
                                    11467.00          11487.00
                                    11707.00          11730.00
12/31/06                            11860.00          11885.00
                                    12072.00          12100.00
                                    11850.00          11879.00
                                    11980.00          12011.00
                                    12482.00          12519.00
                                    12923.00          12966.00
                                    12710.00          12752.00
                                    12323.00          12364.00
                                    12502.00          12543.00
                                    12971.00          13023.00
                                    13210.00          13263.00
                                    12674.00          12721.00
12/31/07                            12597.00          12643.00
                                    11837.00          11881.00
                                    11481.00          11519.00
                                    11411.00          11449.00
                                    11982.00          12028.00
                                    12191.00          12242.00
                                    11207.00          11248.00
                                    11078.00          11118.00
                                    11225.00          11267.00
                                    10209.00          10231.00
                                     8478.00           8488.00
                                     7848.00           7854.00
12/31/08                             7948.00           7961.00

                            (semi-annual report LOGO)
                SPDR DJ Wilshire Large Cap ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ----------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL CORP.     PROCTER & GAMBLE CO.     AT&T, INC.     JOHNSON & JOHNSON

 ----------------------------------------------------------------------------------------------------------

    MARKET VALUE            $1,089,041            491,345                  453,065        447,349
 ----------------------------------------------------------------------------------------------------------

    % OF NET ASSETS......   4.8%                  2.1                      2.0            2.0
 ----------------------------------------------------------------------------------------------------------

 ---------------------------------------------------

    DESCRIPTION             GENERAL ELECTRIC CO.

 ---------------------------------------------------

    MARKET VALUE            432,864
 ---------------------------------------------------

    % OF NET ASSETS......   1.9
 ---------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Oil, Gas & Consumable Fuels          11.5%
Pharmaceuticals                       7.3
Insurance                             4.1
Computers & Peripherals               4.0
Software                              3.5
Diversified Telecommunication
  Services                            3.3
Diversified Financial Services        3.1
Food & Staples Retailing              3.1
Household Products                    3.0
Commercial Banks                      2.8
Biotechnology                         2.6
Media                                 2.6
Beverages                             2.5
Industrial Conglomerates              2.5
Aerospace & Defense                   2.4
Communications Equipment              2.3
Electric Utilities                    2.3
Capital Markets                       2.2
Health Care Equipment &
  Supplies                            2.1
Health Care Providers &
  Services                            2.1
Semiconductors & Semiconductor
  Equipment                           2.1
Chemicals                             1.8
Machinery                             1.8
Specialty Retail                      1.8
Tobacco                               1.7
Energy Equipment & Services           1.6
Food Products                         1.6
IT Services                           1.6
Hotels, Restaurants & Leisure         1.5
Multi-Utilities                       1.5
Real Estate Investment Trusts         1.4
Internet Software & Services          1.3
Road & Rail                           1.0
Air Freight & Logistics               0.8
Metals & Mining                       0.8
Electrical Equipment                  0.7
Commercial Services & Supplies        0.6
Multiline Retail                      0.6
Consumer Finance                      0.5
Electrical Equipment,
  Instruments & Components            0.5
Household Durables                    0.4
Life Sciences Tools & Services        0.4
Wireless Telecommunication
  Services                            0.4
Construction & Engineering            0.3
Containers & Packaging                0.3
Diversified Consumer Services         0.3
Independent Power Producers &
  Energy Traders                     0.3
Internet & Catalog Retail             0.3
Textiles, Apparel & Luxury
  Goods                               0.3
Airlines                              0.2
Auto Components                       0.2
Gas Utilities                         0.2
Professional Services                 0.2
Paper & Forest Products               0.2
Personal Products                     0.2
Thrifts & Mortgage Finance            0.2
Automobiles                           0.1
Building Products                     0.1
Construction Materials                0.1
Distributors                          0.1
Health Care Technology                0.1
Leisure Equipment & Products          0.1
Office Electronics                    0.1
Trading Companies &
  Distributors                        0.1
Real Estate Management &
  Development                         0.0**
Water Utilities                       0.0**
Short Term Investments               24.6
Other Assets and Liabilities        (24.3)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
           SPDR DJ Wilshire Large Cap Growth ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE LARGE CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           LARGE CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -32.36%     -32.39%                 -32.42%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -37.48%     -37.70%                 -37.49%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -24.56%     -24.59%                 -24.29%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08 (1)           -18.40%     -18.33%                 -11.16%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                -60.39%     -60.41%                 -49.09%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           LARGE CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -37.48%     -37.70%                 -37.49%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08               -8.97%      -8.98%                  -8.86%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08 (1)            -3.99%      -3.97%                  -2.34%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                -10.60%     -10.60%                  -8.42%
 ----------------------------------------------------------------------------------------------------




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Large Cap Growth Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

 (2) For the period September 25, 2000 to December 31, 2008.

                            (semi-annual report LOGO)
     SPDR DJ Wilshire Large Cap Growth ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE LARGE CAP GROWTH ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                     SPDR DJ          DOW JONES
                                 WILSHIRE LARGE    WILSHIRE LARGE
                                   CAP GROWTH        CAP GROWTH
                                    ETF(A)(1)         INDEX(B)
                                 --------------    --------------
9/25/2000                              10000             10000
                                        9800           9865.02
                                      9285.5           9343.64
                                     7792.86            7898.9
12/31/00                             7394.87           7725.65
                                      8050.8           8265.54
                                     6528.39            6931.8
                                      5703.2           6198.92
                                     6512.27           6923.44
                                     6406.12           6876.71
                                      6251.8            6762.1
                                      5971.1           6488.15
                                     5339.35           5907.17
                                      4696.5           5298.89
                                     4971.71           5566.08
                                     5566.33           6100.88
12/31/01                             5497.86           6136.13
                                     5424.74           5982.51
                                     5132.89            5682.8
                                     5244.27           5897.51
                                     4737.67           5430.99
                                     4609.76           5317.33
                                     4232.68           4880.85
                                     3951.63           4592.03
                                     3974.15           4637.35
                                      3505.6           4156.38
                                     3881.75            4578.5
                                      4126.3              4824
12/31/02                                3757           4495.88
                                     3652.55            4385.2
                                     3689.08           4347.42
                                     3779.83           4454.11
                                     4063.32           4808.73
                                     4200.66           4980.03
                                     4248.55           5050.21
                                     4364.79           5161.52
                                     4438.16           5262.39
                                     4377.13           5211.34
                                     4651.58           5468.24
                                     4682.75           5515.43
12/31/03                              4853.2           5730.38
                                      4932.3           5867.94
                                     4958.45           5936.55
                                     4870.68              5849
                                     4828.79           5787.51
                                     4909.92           5875.42
                                     4957.54           5979.77
                                     4692.31            5714.8
                                     4673.08           5713.09
                                     4695.97           5779.72
                                     4754.67           5824.35
                                     4913.48           6056.52
12/31/04                             5091.84           6276.66
                                     4953.09           6100.13
                                     4943.97           6165.61
                                     4839.31           6054.48
                                      4734.3           5885.54
                                     4960.12           6166.27
                                     4896.14            6207.5
                                      5133.6           6515.93
                                     5062.24           6469.54
                                      5066.8            6520.5
                                     5046.02           6459.99
                                     5253.92           6727.31
12/31/05                             5250.24           6724.06
                                     5417.73           6938.96
                                      5353.8           6857.65
                                     5433.57           6960.89
                                     5434.65           6963.13
                                     5246.62           6721.99
                                     5228.25           6699.63
                                     5133.93           6579.93
                                      5263.1           6747.15
                                     5391.05           6912.45
                                     5583.08           7160.37
                                     5703.84           7317.14
12/31/06                              5720.1           7338.96
                                      5860.7           7520.95
                                     5754.79           7385.81
                                     5789.61           7431.49
                                      6032.2            7744.8
                                     6248.21           8023.62
                                     6167.04           7920.29
                                     6045.06           7764.41
                                     6124.73           7866.61
                                     6377.87            8194.3
                                     6594.46           8474.12
                                     6343.02           8152.54
12/31/07                             6336.29            8144.3
                                      5844.6            7512.3
                                     5752.84           7393.61
                                     5708.19           7337.42
                                     6034.99           7760.05
                                     6265.58           8058.81
                                     5856.57           7532.57
                                     5706.99           7341.25
                                      5811.6           7477.06
                                     5152.62           6626.92
                                     4233.55           5441.36
                                     3891.99           4999.52
12/31/08                             3961.65           5091.02



    (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Large Cap Growth Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                            (semi-annual report LOGO)
            SPDR DJ Wilshire Large Cap Growth ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -----------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             PROCTER & GAMBLE CO.      JOHNSON & JOHNSON      MICROSOFT CORP.      WAL-MART STORES, INC.

 -----------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $7,046,367                6,432,742              5,918,488            5,264,258
 -----------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         4.3%                      3.9                    3.6                  3.2
 -----------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------

    DESCRIPTION             CISCO SYSTEMS, INC.

 -----------------------------------------------

    MARKET VALUE            3,692,472
 -----------------------------------------------

    % OF NET ASSETS         2.2
 -----------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------


Software                              7.0%
Food & Staples Retailing              5.6
Household Products                    5.4
Pharmaceuticals                       5.2
Biotechnology                         5.1
Computers & Peripherals               5.1
Media                                 5.0
Communications Equipment              4.5
Oil, Gas & Consumable Fuels           4.3
Health Care Equipment &
  Supplies                            4.1
Health Care Providers &
  Services                            3.8
Specialty Retail                      3.4
Energy Equipment & Services           3.2
IT Services                           3.0
Machinery                             3.0
Aerospace & Defense                   2.8
Internet Software & Services          2.5
Beverages                             2.3
Semiconductors & Semiconductor
  Equipment                           2.3
Chemicals                             1.9
Capital Markets                       1.3
Electrical Equipment                  1.2
Metals & Mining                       1.2
Hotels, Restaurants & Leisure         1.1
Multiline Retail                      1.1
Insurance                             1.0
Diversified Financial Services        0.9
Electronic Equipment,
  Instruments & Components            0.9
Life Sciences Tools & Services        0.9
Air Freight & Logistics               0.8
Commercial Services & Supplies        0.8
Road & Rail                           0.8
Wireless Telecommunication
  Services                            0.7
Construction & Engineering            0.6
Consumer Finance                      0.6
Diversified Consumer Services         0.6
Food Products                         0.5
Independent Power Producers &
  Energy Traders                      0.5
Internet & Catalog Retail             0.5
Textiles, Apparel & Luxury
  Goods                               0.5
Professional Services                 0.4
Real Estate Investment Trusts         0.4
Containers & Packaging                0.3
Gas Utilities                         0.3
Multi-Utilities                       0.3
Personal Products                     0.3
Airlines                              0.2
Household Durables                    0.2
Office Electronics                    0.2
Thrifts & Mortgage Finance            0.2
Auto Components                       0.1
Automobiles                           0.1
Construction Materials                0.1
Diversified Telecommunication
  Services                            0.1
Electric Utilities                    0.1
Health Care Technology                0.1
Industrial Conglomerates              0.1
Real Estate Management &
  Development                         0.1
Trading Companies &
  Distributors                        0.1
Short Term Investments               18.1
Other Assets & Liabilities          (17.8)

 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
            SPDR DJ Wilshire Large Cap Value ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE LARGE CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           LARGE CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -25.36%     -25.33%                 -25.50%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -36.49%     -36.44%                 -36.62%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -21.49%     -21.57%                 -21.34%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08 (1)            -6.32%      -6.29%                  -5.58%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                 -3.86%      -3.92%                   5.56%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           LARGE CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -36.49%     -36.44%                 -36.62%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08               -7.75%      -7.78%                  -7.69%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08 (1)            -1.30%      -1.29%                  -1.14%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION  (1), (2)                -0.48%      -0.48%                   0.71%
 ----------------------------------------------------------------------------------------------------




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Large Cap Value Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

 (2) For the period September 25, 2000 to December 31, 2008.

                            (semi-annual report LOGO)
      SPDR DJ Wilshire Large Cap Value ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE LARGE CAP VALUE ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                     SPDR DJ          DOW JONES
                                 WILSHIRE LARGE    WILSHIRE LARGE
                                    CAP VALUE         CAP VALUE
                                    ETF(A)(1)         INDEX(B)
                                 --------------    --------------
9/25/2000                              10000             10000
                                       10175           10180.1
                                     10518.9           10484.9
                                     10244.4           10157.9
12/31/00                             10591.7           10613.3
                                     10512.2           10616.2
                                     10166.4           10297.2
                                     9811.56           9937.83
                                     10243.6           10386.5
                                     10444.4           10589.3
                                     10127.9           10304.7
                                     10231.2           10458.9
                                     9422.18           10071.2
                                     9802.52           9439.81
                                     9313.82            9342.5
                                     9791.62           9853.49
12/31/01                             9924.79           10041.1
                                     9673.69           10048.3
                                     9660.15           10190.2
                                     10079.4           10602.1
                                     9501.85           10295.5
                                     9569.31           10350.4
                                     8881.28            9704.9
                                     8293.34           8854.51
                                     8333.98            8873.9
                                     7418.07           7939.61
                                     8096.08           8437.61
                                     8538.13              8948
12/31/02                             8175.26           8563.26
                                     7974.97           8338.13
                                      7710.2           8145.67
                                     7725.62            8119.9
                                     8451.05           8785.13
                                     8948.82           9441.01
                                     9135.85           9550.19
                                     9144.16           9700.87
                                     9185.13            9917.3
                                      9151.7            9793.3
                                     9525.09           10446.9
                                     9569.85           10575.7
12/31/03                             10262.7           11179.4
                                     10473.1           11335.7
                                     10637.5           11544.3
                                       10428           11399.8
                                     10265.3           11148.7
                                     10316.6           11283.2
                                       10556           11519.7
                                     10449.3           11242.2
                                     10610.3           11347.8
                                     10689.8           11485.4
                                     10833.1           11741.3
                                     11239.3             12255
12/31/04                               11608           12693.7
                                     11345.6           12423.8
                                     11707.7           12845.6
                                     11518.1           12654.6
                                     11419.1           12534.2
                                     11576.7           12835.4
                                     11656.5           12858.5
                                     11900.2           13218.5
                                     11852.6           13097.3
                                     12031.5           13207.9
                                     11786.1           12913.6
                                     12210.4             13381
12/31/05                             12244.6           13419.7
                                     12555.6           13763.4
                                     12686.2           13909.1
                                     12843.5           14086.2
                                     13151.7           14427.1
                                     12834.8           14080.8
                                       12913           14168.6
                                       13220           14509.1
                                     13501.5             14822
                                     13830.1             15187
                                     14264.9           15668.5
                                     14554.2           15991.1
12/31/06                             14880.9           16353.9
                                     15058.5           16550.4
                                     14778.1           16243.5
                                       15012           16505.3
                                     15645.7           17206.6
                                     16196.2           17816.8
                                       15870           17457.8
                                     15213.8           16736.1
                                     15451.9           17002.2
                                     15981.8           17589.8
                                     16014.5           17627.4
                                     15309.7           16851.1
12/31/07                             15134.3           16655.4
                                     14509.2           15967.5
                                     13841.9           15231.4
                                     13781.5           15167.5
                                     14367.2           15815.1
                                     14293.2           15734.5
                                     12878.4           14167.3
                                     12944.8             14241
                                     13041.1           14347.8
                                       12187           13396.5
                                     10228.4           11235.7
                                      9537.3           10470.5
12/31/08                                9614             10556



    (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Large Cap Value Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                            (semi-annual report LOGO)
             SPDR DJ Wilshire Large Cap Value ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ---------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL CORP.     AT&T, INC.     GENERAL ELECTRIC CO.     CHEVRON CORP.     PFIZER, INC.

 ---------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $9,631,729            4,018,300      3,838,217                3,565,502         2,832,945
 ---------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         9.5%                  4.0            3.8                      3.5               2.8
 ---------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Oil, Gas & Consumable Fuels          18.7%
Pharmaceuticals                       9.4
Insurance                             7.3
Diversified Telecommunication
  Services                            6.6
Commercial Banks                      5.6
Diversified Financial Services        5.3
Industrial Conglomerates              5.0
Electric Utilities                    4.5
Tobacco                               3.4
Capital Markets                       3.2
Computers & Peripherals               2.8
Food Products                         2.8
Multi-Utilities                       2.7
Beverages                             2.6
Real Estate Investment Trusts         2.4
Aerospace & Defense                   2.1
Hotels, Restaurants & Leisure         1.9
Semiconductors & Semiconductor
  Equipment                           1.9
Chemicals                             1.8
Road & Rail                           1.2
Air Freight & Logistics               0.8
Food & Staples Retailing              0.7
Household Durables                    0.6
Commercial Services & Supplies        0.5
Household Products                    0.5
Machinery                             0.5
Consumer Finance                      0.4
Metals & Mining                       0.4
Auto Components                       0.3
Health Care Providers &
  Services                            0.3
Leisure Equipment & Products          0.3
Media                                 0.3
Paper & Forest Products               0.3
Airlines                              0.2
Automobiles                           0.2
Containers & Packaging                0.2
IT Services                           0.2
Multiline Retail                      0.2
Specialty Retail                      0.2
Thrifts & Mortgage Finance            0.2
Building Products                     0.1
Construction Materials                0.1
Construction & Engineering            0.1
Distributors                          0.1
Electrical Equipment                  0.1
Gas Utilities                         0.1
Health Care Equipment &
  Supplies                            0.1
Independent Power Producers &
  Energy Traders                      0.1
Software                              0.1
Trading Companies &
  Distributors                        0.1
Textiles, Apparel & Luxury
  Goods                               0.1
Wireless Telecommunication
  Services                            0.1
Electronic Equipment,
  Instruments & Components            0.0**
Real Estate Management &
  Development                         0.0**
Water Utilities                       0.0**
Short Term Investments               16.1
Other Assets & Liabilities          (15.8)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
                SPDR DJ Wilshire Mid Cap ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE MID CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE               MID CAP INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -34.46%     -34.62%                 -34.60%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -38.73%     -38.98%                 -38.86%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -26.72%     -27.15%                 -26.73%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -23.52%     -23.65%                 -23.50%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE               MID CAP INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -38.73%     -38.98%                 -38.86%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08               -9.85%     -10.02%                  -9.85%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -8.17%      -8.22%                  -8.11%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2008.

                            (semi-annual report LOGO)
          SPDR DJ Wilshire Mid Cap ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE MID CAP ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                    SPDR DJ        DOW JONES
                                 WILSHIRE MID    WILSHIRE MID
                                  CAP ETF(A)     CAP INDEX(B)
                                 ------------    ------------
11/8/2005                          10000.00        10000.00
                                   10348.00        10348.00
12/31/05                           10438.00        10441.10
                                   10976.60        10975.70
                                   10962.40        10962.50
                                   11340.60        11346.20
                                   11389.30        11397.30
                                   10899.60        10907.20
                                   10893.00        10902.80
                                   10543.40        10555.00
                                   10776.70        10791.50
                                   10901.10        10917.70
                                   11320.10        11341.30
                                   11775.70        11801.80
12/31/06                           11823.80        11851.40
                                   12246.60        12279.20
                                   12311.00        12346.80
                                   12422.30        12460.30
                                   12876.20        12920.10
                                   13444.80        13495.10
                                   13192.20        13242.70
                                   12595.10        12646.80
                                   12577.50        12631.60
                                   12964.80        13024.50
                                   13302.80        13368.30
                                   12575.50        12637.00
12/31/07                           12484.60        12513.20
                                   11860.70        11888.80
                                   11605.70        11633.20
                                   11345.70        11372.60
                                   12044.20        12074.30
                                   12591.00        12623.70
                                   11671.00        11697.10
                                   11538.00        11566.10
                                   11729.60        11759.30
                                   10308.40        10325.80
                                    8106.74         8114.01
                                    7278.64         7276.64
12/31/08                            7648.00         7650.00

                            (semi-annual report LOGO)
                 SPDR DJ Wilshire Mid Cap ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             DELTA AIR       THE J.M.                         VERTEX                    CINCINNATI
                            LINES, INC.     SMUCKER CO.     SUNOCO, INC.     PHARMACEUTICALS, INC.     FINANCIAL CORP.

 -------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $164,382        116,335         116,169          103,960                   100,408
 -------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         0.8%            0.6             0.6              0.5                       0.5
 -------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Insurance                                                7.0%
Real Estate Investment Trusts                            5.9
Oil, Gas & Consumable Fuels                              5.6
Commercial Banks                                         4.3
IT Services                                              3.4
Multi-Utilities                                          3.3
Machinery                                                3.2
Software                                                 2.8
Household Durables                                       2.7
Chemicals                                                2.6
Containers & Packaging                                   2.6
Specialty Retail                                         2.6
Health Care Equipment & Supplies                         2.5
Electronic Equipment, Instruments & Components           2.4
Electric Utilities                                       2.3
Biotechnology                                            2.2
Food Products                                            2.2
Capital Markets                                          2.1
Energy Equipment & Services                              2.0
Gas Utilities                                            2.0
Semiconductors & Semiconductor Equipment                 2.0
Pharmaceuticals                                          1.9
Health Care Providers & Services                         1.9
Media                                                    1.7
Professional Services                                    1.7
Hotels, Restaurants & Leisure                            1.6
Life Sciences Tools & Services                           1.6
Commercial Services & Supplies                           1.5
Diversified Consumer Services                            1.5
Computers & Peripherals                                  1.4
Construction & Engineering                               1.3
Road & Rail                                              1.2
Airlines                                                 1.1
Aerospace & Defense                                      1.0
Electrical Equipment                                     1.0
Communications Equipment                                 0.9
Metals & Mining                                          0.9
Multiline Retail                                         0.9
Beverages                                                0.8
Diversified Telecommunication Services                   0.8
Household Products                                       0.8
Wireless Telecommunication Services                      0.8
Health Care Technology                                   0.7
Auto Components                                          0.6
Building Products                                        0.5
Internet Software & Services                             0.5
Personal Products                                        0.5
Construction Materials                                   0.4
Food & Staples Retailing                                 0.4
Real Estate Management & Development                     0.4
Thrifts & Mortgage Finance                               0.4
Textiles, Apparel & Luxury Goods                         0.4
Water Utilities                                          0.4
Diversified Financial Services                           0.3
Internet & Catalog Retail                                0.3
Marine                                                   0.3
Paper & Forest Products                                  0.3
Trading Companies & Distributors                         0.3
Distributors                                             0.2
Industrial Conglomerates                                 0.2
Independent Power Producers & Energy Traders             0.2
Leisure Equipment & Products                             0.2
Office Electronics                                       0.1
Consumer Finance                                         0.0**
Short Term Investments                                  26.1
Other Assets & Liabilities                             (25.7)
 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
            SPDR DJ Wilshire Mid Cap Growth ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE MID CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE            MID CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -38.72%     -38.85%                 -38.80%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -41.55%     -41.83%                 -41.64%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -27.75%     -27.87%                 -27.58%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -24.59%     -24.73%                 -24.37%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE            MID CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -41.55%     -41.83%                 -41.64%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -10.27%     -10.32%                 -10.20%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -8.58%      -8.63%                  -8.44%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2008.

                            (semi-annual report LOGO)
      SPDR DJ Wilshire Mid Cap Growth ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE MID CAP GROWTH ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                    SPDR DJ        DOW JONES
                                 WILSHIRE MID    WILSHIRE MID
                                  CAP GROWTH      CAP GROWTH
                                    ETF(A)         INDEX(B)
                                 ------------    ------------
11/8/2005                          10000.00        10000.00
                                   10327.00        10329.00
12/31/05                           10438.50        10443.70
                                   11007.40        11002.40
                                   10942.50        10943.00
                                   11426.20        11433.20
                                   11469.30        11481.20
                                   10833.90        10847.50
                                   10810.30        10826.90
                                   10326.10        10342.90
                                   10549.50        10570.50
                                   10705.80        10729.00
                                   11048.50        11075.50
                                   11571.50        11603.80
12/31/06                           11619.70        11652.60
                                   12061.60        12098.90
                                   12088.50        12129.10
                                   12202.60        12246.80
                                   12696.70        12746.50
                                   13340.40        13397.80
                                   13211.40        13270.50
                                   12786.30        12847.20
                                   12812.60        12876.70
                                   13336.30        13408.50
                                   13828.80        13911.40
                                   13014.50        13087.80
12/31/07                           12901.30        12964.80
                                   12126.30        12186.90
                                   11946.80        12005.30
                                   11625.50        11682.40
                                   12395.00        12456.90
                                   13059.30        13123.40
                                   12305.80        12362.20
                                   11974.30        12032.10
                                   12097.60        12156.10
                                   10332.60        10374.00
                                    7988.22         8014.94
                                    7144.35         7165.36
12/31/08                            7541.00         7563.00

                            (semi-annual report LOGO)
             SPDR DJ Wilshire Mid Cap Growth ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 --------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                                               AFFILIATED
                                             VERTEX                                           COMPUTER SERVICES, INC.
                            SUNOCO, INC.     PHARMACEUTICALS, INC.     W.R. BERKLEY CORP.     (CLASS A)

 --------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $288,922         256,316                   244,838                241,467
 --------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         1.1%             1.0                       0.9                    0.9
 --------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------

    DESCRIPTION
                            O'REILLY
                            AUTOMOTIVE, INC.

 -----------------------------------------------

    MARKET VALUE            232,640
 -----------------------------------------------

    % OF NET ASSETS         0.9
 -----------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

IT Services                                              5.8%
Oil, Gas & Consumable Fuels                              5.7
Biotechnology                                            4.1
Specialty Retail                                         4.1
Electronic Equipment, Instruments & Components           3.8
Health Care Equipment & Supplies                         3.7
Machinery                                                3.7
Semiconductors & Semiconductor Equipment                 3.7
Software                                                 3.5
Energy Equipment & Services                              3.4
Health Care Providers & Services                         3.0
Life Sciences Tools & Services                           3.0
Commercial Services & Supplies                           2.7
Containers & Packaging                                   2.7
Hotels, Restaurants & Leisure                            2.7
Professional Services                                    2.7
Diversified Consumer Services                            2.6
Pharmaceuticals                                          2.3
Capital Markets                                          2.2
Chemicals                                                2.0
Computers & Peripherals                                  1.8
Media                                                    1.7
Aerospace & Defense                                      1.6
Household Products                                       1.5
Multiline Retail                                         1.5
Real Estate Investment Trusts                            1.5
Wireless Telecommunication Services                      1.5
Communications Equipment                                 1.4
Insurance                                                1.4
Beverages                                                1.3
Construction & Engineering                               1.3
Health Care Technology                                   1.3
Household Durables                                       1.3
Road & Rail                                              1.2
Food Products                                            1.0
Gas Utilities                                            1.0
Internet Software & Services                             0.9
Metals & Mining                                          0.9
Auto Components                                          0.8
Construction Materials                                   0.8
Electrical Equipment                                     0.7
Food & Staples Retailing                                 0.7
Airlines                                                 0.6
Internet & Catalog Retail                                0.6
Electric Utilities                                       0.5
Personal Products                                        0.5
Textiles, Apparel & Luxury Goods                         0.4
Distributors                                             0.3
Diversified Financial Services                           0.3
Diversified Telecommunication Services                   0.3
Independent Power Producers & Energy Traders             0.3
Marine                                                   0.3
Office Electronics                                       0.3
Thrifts & Mortgage Finance                               0.3
Trading Companies & Distributors                         0.3
Real Estate Management & Development                     0.2
Industrial Conglomerates                                 0.1
Short Term Investments                                  27.8
Other Assets & Liabilities                             (27.6)
 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
             SPDR DJ Wilshire Mid Cap Value ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE MID CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE            MID CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -27.85%     -28.01%                 -28.02%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -34.64%     -34.90%                 -34.80%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -25.71%     -25.79%                 -25.53%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -22.46%     -22.59%                 -22.26%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE            MID CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -34.64%     -34.90%                 -34.80%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08               -9.43%      -9.47%                  -9.36%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -7.76%      -7.81%                  -7.64%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2008.

                            (semi-annual report LOGO)
       SPDR DJ Wilshire Mid Cap Value ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE MID CAP VALUE ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                    SPDR DJ        DOW JONES
                                 WILSHIRE MID    WILSHIRE MID
                                  CAP GROWTH      CAP GROWTH
                                    ETF(A)         INDEX(B)
                                 ------------    ------------
11/8/2005                          10000.00        10000.00
                                   10368.00        10366.00
12/31/05                           10438.50        10438.60
                                   10946.90        10951.10
                                   10976.40        10980.70
                                   11241.00        11248.60
                                   11294.90        11303.70
                                   10962.80        10972.50
                                   10976.00        10986.80
                                   10778.60        10791.20
                                   11022.10        11038.30
                                   11113.60        11132.20
                                   11612.80        11636.40
                                   11999.10        12027.40
12/31/06                           12047.50        12077.90
                                   12451.50        12540.50
                                   12553.90        12571.90
                                   12659.80        12693.80
                                   13065.30        13115.30
                                   13539.70        13595.30
                                   13136.20        13191.50
                                   12331.50        12384.20
                                   12258.50        12313.60
                                   12473.00        12532.80
                                   12596.50        12659.30
                                   11989.50        12049.20
12/31/07                           11864.50        11923.90
                                   11444.50        11503.00
                                   11090.90        11147.50
                                   10911.30        10968.00
                                   11509.30        11571.30
                                   11892.50        11960.10
                                   10748.50        10801.10
                                   10892.10        10945.90
                                   11178.00        11237.00
                                   10258.70        10303.20
                                    8228.32         8255.98
                                    7414.04         7429.56
12/31/08                            7754.57         7774.00

                            (semi-annual report LOGO)
              SPDR DJ Wilshire Mid Cap Value ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                                CINCINNATI
                            DELTA AIR LINES, INC.     THE J.M. SMUCKER CO.     FINANCIAL CORP.     HEALTH CARE REIT, INC.

 ------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $187,520                  132,855                  114,710             113,434
 ------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS......   1.8%                      1.2                      1.1                 1.1
 ------------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------

    DESCRIPTION
                            PARTNERRE, LTD.

 ----------------------------------------------

    MARKET VALUE            101,987
 ----------------------------------------------

    % OF NET ASSETS......   1.0
 ----------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------

Insurance                            13.5%
Real Estate Investment Trusts        11.0
Commercial Banks                      9.3
Multi-Utilities                       7.1
Oil, Gas & Consumable Fuels           5.4
Electric Utilities                    4.5
Household Durables                    4.3
Food Products                         3.6
Chemicals                             3.3
Gas Utilities                         3.2
Machinery                             2.6
Containers & Packaging                2.5
Capital Markets                       1.9
Software                              1.9
Airlines                              1.8
Media                                 1.7
Diversified Telecommunication
  Services                            1.3
Electrical Equipment                  1.3
Pharmaceuticals                       1.3
Construction & Engineering            1.2
Health Care Equipment &
  Supplies                            1.2
Road & Rail                           1.2
Building Products                     1.0
Computers & Peripherals               1.0
Water Utilities                       1.0
Metals & Mining                       0.9
Specialty Retail                      0.9
Electronic Equipment,
  Instruments & Components            0.7
IT Services                           0.7
Health Care Providers &
  Services                            0.6
Paper & Forest Products               0.6
Real Estate Management &
  Development                         0.6
Thrifts & Mortgage Finance            0.6
Energy Equipment & Services           0.5
Personal Products                     0.5
Professional Services                 0.5
Textiles, Apparel & Luxury
  Goods                               0.5
Aerospace & Defense                   0.4
Communications Equipment              0.4
Diversified Financial Services        0.4
Leisure Equipment & Products          0.4
Marine                                0.4
Auto Components                       0.3
Beverages                             0.3
Diversified Consumer Services         0.3
Industrial Conglomerates              0.3
Multiline Retail                      0.3
Trading Companies &
  Distributors                        0.3
Hotels, Restaurants & Leisure         0.2
Consumer Finance                      0.0**
Short Term Investments               22.5
Other Assets & Liabilities          (22.2)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
               SPDR DJ Wilshire Small Cap ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARE. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.25%.

 PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE              SMALL CAP INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -31.11%     -31.45%                 -31.34%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -37.47%     -37.88%                 -37.76%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -25.87%     -26.09%                 -25.81%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -23.20%     -23.52%                 -23.09%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE              SMALL CAP INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -37.47%     -37.88%                 -37.76%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08               -9.50%      -9.59%                  -9.47%
 ----------------------------------------------------------------------------------------------------
                                                                                 -7.96%
    SINCE INCEPTION (1)                      -8.05%      -8.17%



 (1) For the period November 8, 2005 to December 31, 2008.

                            (semi-annual report LOGO)
         SPDR DJ Wilshire Small Cap ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE SMALL CAP ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                    SPDR DJ
                                 WILSHIRE MID       DOW JONES
                                  CAP GROWTH     WILSHIRE SMALL
                                    ETF(A)        CAP INDEX(B)
                                 ------------    --------------
11/8/2005                          10000.00         10000.00
                                   10353.00         10356.00
12/31/05                           10359.20         10366.40
                                   11169.30         11183.20
                                   11144.70         11159.70
                                   11656.30         11676.40
                                   11687.70         11710.30
                                   11113.90         11136.50
                                   11150.50         11176.60
                                   10798.30         10826.80
                                   11052.80         11085.50
                                   11124.00         11158.70
                                   11705.90         11747.90
                                   12079.90         12127.30
12/31/06                           12078.60         12127.30
                                   12383.00         12437.80
                                   12383.30         12440.30
                                   12529.60         12589.50
                                   12859.50         12925.70
                                   13433.40         13507.30
                                   13238.30         13310.10
                                   12491.70         12560.80
                                   12655.10         12726.60
                                   12919.70         12996.40
                                   13236.80         13317.40
                                   12362.10         12437.10
12/31/07                           12285.30         12358.80
                                   11540.20         11609.80
                                   11227.50         11292.90
                                   11101.80         11166.40
                                   11647.80         11712.40
                                   12167.30         12232.50
                                   11151.80         11202.50
                                   11278.80         11330.20
                                   11649.20         11704.10
                                   10500.70         10537.20
                                    8264.40          8284.34
                                    7294.32          7305.13
12/31/08                            7680.00          7691.57

                            (semi-annual report LOGO)
                SPDR DJ Wilshire Small Cap ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 --------------------------------------------------------------------------------------------------------

  DESCRIPTION         THE J.M.     RALCORP         MYRIAD          EDWARDS             HCC INSURANCE
                      SMUCKER CO.  HOLDINGS, INC.  GENETICS, INC.  LIFESCIENCES CORP.  HOLDINGS, INC.
 --------------------------------------------------------------------------------------------------------

    MARKET VALUE      $83,034      54,137          50,822          50,169              49,675

 --------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   0.5%         0.3             0.3             0.3                 0.3
 --------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Commercial Banks                      7.6%
Real Estate Investment Trusts         5.9
Insurance                             5.6
Oil, Gas & Consumable Fuels           5.3
Health Care Equipment &
  Supplies                            3.8
Software                              3.4
Machinery                             3.4
Health Care Providers &
  Services                            3.0
Biotechnology                         2.8
Semiconductors & Semiconductor
  Equipment                           2.7
Hotels, Restaurants & Leisure         2.5
Specialty Retail                      2.5
Communications Equipment              2.3
Food Products                         2.2
Commercial Services & Supplies        2.1
Gas Utilities                         2.1
Chemicals                             2.0
Electric Utilities                    1.9
Energy Equipment & Services           1.9
IT Services                           1.7
Capital Markets                       1.6
Electrical Equipment                  1.6
Thrifts & Mortgage Finance            1.6
Aerospace & Defense                   1.5
Diversified Consumer Services         1.5
Electronic Equipment,
  Instruments & Components            1.5
Internet Software & Services          1.5
Household Durables                    1.4
Pharmaceuticals                       1.4
Media                                 1.3
Textiles, Apparel & Luxury
  Goods                               1.3
Metals & Mining                       1.2
Professional Services                 1.2
Life Sciences Tools & Services        1.1
Airlines                              0.9
Food & Staples Retailing              0.9
Multi-Utilities                       0.9
Road & Rail                           0.9
Building Products                     0.8
Computers & Peripherals               0.8
Construction & Engineering            0.8
Containers & Packaging                0.8
Trading Companies &
  Distributors                        0.8
Diversified Telecommunication
  Services                            0.7
Personal Products                     0.7
Diversified Financial Services        0.5
Auto Components                       0.4
Consumer Finance                      0.4
Health Care Technology                0.4
Industrial Conglomerates              0.4
Leisure Equipment & Products          0.4
Marine                                0.4
Real Estate Management &
  Development                         0.4
Water Utilities                       0.4
Air Freight & Logistics               0.3
Internet & Catalog Retail             0.3
Multiline Retail                      0.3
Beverages                             0.2
Construction Materials                0.2
Distributors                          0.2
Paper & Forest Products               0.2
Wireless Telecommunication
  Services                            0.2
Automobiles                           0.1
Household Products                    0.1
Independent Power Producers &
  Energy Traders                      0.1
Office Electronics                    0.1
Tobacco                               0.1
Transportation Infrastructure         0.0**
Short Term Investments               27.7
Other Assets & Liabilities          (27.2)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
           SPDR DJ Wilshire Small Cap Growth ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARE. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE SMALL CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           SMALL CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -36.24%     -36.35%                 -36.45%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -41.00%     -41.21%                 -41.26%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -27.83%     -27.99%                 -27.78%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08 (1)            -9.62%      -9.79%                  -5.71%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                -40.31%     -40.36%                 -26.88%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           SMALL CAP GROWTH INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -41.00%     -41.21%                 -41.26%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -10.30%     -10.37%                 -10.28%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08 (1)            -2.00%      -2.04%                  -1.17%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                 -6.05%      -6.06%                  -4.00%
 ----------------------------------------------------------------------------------------------------




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Small Cap Growth Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

 (2) For the period September 25, 2000 to December 31, 2008.

                            (semi-annual report LOGO)
     SPDR DJ Wilshire Small Cap Growth ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE SMALL CAP GROWTH ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                     SPDR DJ          DOW JONES
                                 WILSHIRE SMALL    WILSHIRE SMALL
                                   CAP GROWTH        CAP GROWTH
                                    ETF(A)(1)         INDEX(B)
                                 --------------    --------------
9/25/2000                              10000             10000
                                        9988           9993.49
                                      9320.8           9132.37
                                     7567.56           7350.12
12/31/00                             8019.34            7811.6
                                     8628.81           8417.15
                                     7390.58           7156.71
                                        6585           6388.19
                                      7498.6           7325.55
                                     7690.56           7564.02
                                     7893.44           7732.82
                                     7235.13           7147.88
                                     6709.13           6666.89
                                     5499.48           5479.56
                                     6113.77           6108.39
                                      6808.9           6723.83
12/31/01                             7307.31           7184.67
                                     6996.75           6944.03
                                     6308.27           6480.46
                                     6824.29           7016.24
                                     6427.12           6806.64
                                     5970.79           6437.47
                                      5396.4           5909.77
                                     4598.81           5111.16
                                     4535.81           5157.48
                                     4090.39           4748.96
                                     4368.13           5016.26
                                     4884.01           5530.56
12/31/02                             4461.54           5133.93
                                     4396.85           4995.39
                                     4283.85           4851.87
                                     4338.25           4931.97
                                     4744.31           5449.38
                                      5252.9           6087.49
                                     5341.15            6265.8
                                     5665.36           6652.18
                                     5972.71           7034.86
                                     5865.14           6865.51
                                     6392.41           7487.45
                                     6595.05           7703.71
12/31/03                             6605.61           7754.04
                                     6845.39           8098.39
                                     6916.58           8166.17
                                     6943.56           8250.39
                                     6702.61           7965.73
                                     6809.86           8115.68
                                     7006.66           8377.04
                                     6582.76           7802.26
                                     6505.74           7673.23
                                     6735.39           8080.81
                                     6883.57           8294.89
                                      7307.6           8910.71
12/31/04                             7607.21           9230.49
                                     7401.13           8924.89
                                     7575.58           9122.59
                                        7393           8898.92
                                      7086.2           8450.17
                                     7478.06           9027.35
                                     7645.57           9317.72
                                     8105.83            9861.1
                                     8013.43           9755.03
                                      8054.3           9877.99
                                      7802.2           9545.18
                                     8228.98           10069.7
12/31/05                             8270.94           10123.7
                                     8952.47           10961.8
                                     8926.51           10930.8
                                     9414.79           11535.1
                                     9430.79           11559.6
                                     8824.39           10818.7
                                     8792.63             10780
                                     8389.57           10289.4
                                     8583.62           10531.6
                                     8642.51           10608.5
                                     9139.54           11223.8
                                     9420.85           11573.2
12/31/06                             9375.91           11519.3
                                     9650.53           11859.9
                                     9663.66           11877.2
                                     9808.32           12058.3
                                     10105.4           12427.8
                                     10598.3           13037.7
                                     10518.1             12942
                                     10036.5           12352.9
                                     10168.9           12518.5
                                     10479.2           12902.7
                                     10860.8           13372.2
                                       10102           12440.4
12/31/07                             10115.4           12447.1
                                     9262.86           11397.8
                                     9048.06           11128.8
                                     8903.29           10950.7
                                     9413.18             11576
                                     9940.51           12220.8
                                     9360.97           11503.4
                                     9324.47           11455.1
                                     9572.22           11762.1
                                     8337.59           10240.1
                                      6435.7           7900.23
                                     5631.82           6904.01
12/31/08                                5969              7312



    (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Small Cap Growth Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                            (semi-annual report LOGO)
            SPDR DJ Wilshire Small Cap Growth ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -------------------------------------------------------------------------------------------------------------

    DESCRIPTION       EDWARDS             STRAYER          MYRIAD                        WASTE
                      LIFESCIENCES CORP.  EDUCATION, INC.  GENETICS, INC.  RESMED, INC.  CONNECTIONS, INC.

 -------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $461,085            459,052          458,254         422,100       377,167
 -------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   0.6%                0.6              0.6             0.6           0.5
 -------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------

Health Care Equipment &
  Supplies                            6.1%
Software                              5.9
Biotechnology                         5.5
Semiconductors & Semiconductor
  Equipment                           5.1
Oil, Gas & Consumable Fuels           5.1
Health Care Providers &
  Services                            4.7
Communications Equipment              3.9
Hotels, Restaurants & Leisure         3.3
Machinery                             3.3
Commercial Services & Supplies        3.1
IT Services                           3.1
Energy Equipment & Services           3.0
Specialty Retail                      3.0
Internet Software & Services          2.9
Diversified Consumer Services         2.7
Aerospace & Defense                   2.2
Electronic Equipment,
  Instruments & Components            2.1
Life Sciences Tools & Services        2.0
Real Estate Investment Trusts         1.8
Airlines                              1.7
Pharmaceuticals                       1.7
Capital Markets                       1.6
Media                                 1.6
Professional Services                 1.6
Electrical Equipment                  1.5
Textiles, Apparel & Luxury
  Goods                               1.4
Commercial Banks                      1.2
Road & Rail                           1.2
Chemicals                             1.1
Computers & Peripherals               1.0
Construction & Engineering            1.0
Personal Products                     1.0
Diversified Telecommunication
  Services                            0.9
Food & Staples Retailing              0.9
Trading Companies &
  Distributors                        0.9
Food Products                         0.8
Metals & Mining                       0.8
Air Freight & Logistics               0.7
Consumer Finance                      0.7
Health Care Technology                0.7
Internet & Catalog Retail             0.7
Household Durables                    0.5
Thrifts & Mortgage Finance            0.5
Auto Components                       0.4
Building Products                     0.4
Diversified Financial Services        0.4
Electric Utilities                    0.4
Marine                                0.4
Distributors                          0.3
Insurance                             0.3
Office Electronics                    0.3
Wireless Telecommunication
  Services                            0.3
Beverages                             0.2
Construction Materials                0.2
Industrial Conglomerates              0.2
Leisure Equipment & Products          0.2
Multiline Retail                      0.2
Automobiles                           0.1
Containers & Packaging                0.1
Gas Utilities                         0.1
Independent Power Producers &
  Energy Traders                      0.1
Real Estate Management &
  Development                         0.1
Short Term Investments               23.5
Other Assets & Liabilities          (22.7)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
            SPDR DJ Wilshire Small Cap Value ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARE. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE SMALL CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           SMALL CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -25.30%     -25.60%                 -25.61%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -33.58%     -33.95%                 -33.92%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -23.88%     -24.03%                 -23.96%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08 (1)            -4.92%      -5.31%                  -4.23%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                 71.85%      71.32%                  55.08%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             DOW JONES WILSHIRE
                                             VALUE       VALUE           SMALL CAP VALUE INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -33.58%     -33.95%                 -33.92%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08               -8.69%      -8.76%                  -8.72%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08 (1)            -1.01%      -1.09%                  -0.86%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1), (2)                  6.77%       6.73%                   5.46%
 ----------------------------------------------------------------------------------------------------




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Small Cap Value Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

 (2) For the period September 25, 2000 to December 31, 2008.

                            (semi-annual report LOGO)
      SPDR DJ Wilshire Small Cap Value ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE SMALL CAP VALUE ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                     SPDR DJ          DOW JONES
                                 WILSHIRE SMALL    WILSHIRE SMALL
                                    CAP VALUE         CAP VALUE
                                     ETF(A)           INDEX(B)
                                 --------------    --------------
9/25/2000                              10000             10000
                                     10194.7           10153.9
                                     10249.1           10065.4
                                     10233.7           9699.17
12/31/00                             11575.1           10713.6
                                     11598.9           10990.3
                                     11740.2           10890.2
                                     11449.2           10568.9
                                     11964.5           11122.3
                                     12425.5           11480.2
                                     12668.7           11766.1
                                     12790.3           11637.4
                                     12735.3           11548.1
                                     11503.8           10323.8
                                     11667.2           10664.3
                                     12417.4             11431
12/31/01                             13002.2           12076.7
                                     13228.5           12127.2
                                     13527.4           12177.7
                                       14477           13097.2
                                     14872.3           13373.8
                                     14597.1           12965.3
                                     14131.5           12517.3
                                     12872.4           11090.5
                                       13077           11175.1
                                     12165.6           10463.6
                                     12237.3           10575.7
                                     12781.9           11356.4
12/31/02                               12649           11025.9
                                     12261.9             10733
                                     11897.8           10454.9
                                     11929.9           10520.2
                                     13171.8           11569.4
                                     14423.1           12624.2
                                     14636.5           12838.6
                                     15174.3           13455.2
                                     15641.8           13970.9
                                       15393           13865.6
                                     16572.1           14943.6
                                     17291.3           15559.9
12/31/03                             18076.3           16192.1
                                     18647.5           16727.7
                                     19190.2           17001.3
                                       19359           17190.9
                                     18067.8           16233.6
                                     18405.7           16538.4
                                     19158.4           17336.3
                                       18145             16521
                                     18342.7           16633.6
                                     18982.9           17151.8
                                     19318.9           17447.6
                                     20775.6           18831.2
12/31/04                             21319.9           19366.5
                                     20252.6           18576.5
                                     20617.9           18951.2
                                     20255.5           18549.2
                                     19202.2           17689.8
                                       20362           18644.1
                                     21074.7           19352.8
                                     22444.5           20565.3
                                     22260.5           20185.1
                                     22302.8           20221.5
                                     21671.6           19575.8
                                     22642.5             20459
12/31/05                             22572.3           20393.5
                                       24254             21921
                                     24217.6           21892.3
                                     25125.7           22721.4
                                     25211.2           22803.6
                                     24343.9           22020.5
                                     24587.3           22247.3
                                     24135.7           21845.3
                                     24714.2           22374.5
                                       24859           22508.2
                                     26037.8           23584.6
                                     26897.1             24371
12/31/06                             27010.9           24480.4
                                     27590.3           25015.2
                                       27556           24989.1
                                     27798.8           25206.2
                                     28420.7             25778
                                     29574.3           26831.9
                                       28934           26241.6
                                     26978.9           24468.3
                                       27321           24784.1
                                     27625.6             25064
                                     27963.5           25376.6
                                     26221.1           23793.3
12/31/07                             25880.2           23468.8
                                     24995.1           22666.2
                                     24215.3           21956.8
                                       24070           21827.2
                                       25052           22713.4
                                     25871.2           23458.4
                                     23012.4           20847.5
                                     23679.3           21452.1
                                     24623.4             22308
                                     23004.2           20802.2
                                     18439.3           16650.1
                                     16420.7           14803.6
12/31/08                               17185             15508




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Small Cap Value Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                            (semi-annual report LOGO)
             SPDR DJ Wilshire Small Cap Value ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ------------------------------------------------------------------------------------------------------

    DESCRIPTION       THE J.M.     RALCORP         HCC INSURANCE   NATIONWIDE HEALTH  CULLEN/FROST
                      SMUCKER CO.  HOLDINGS, INC.  HOLDINGS, INC.  PROPERTIES, INC.   BANKERS, INC.

 ------------------------------------------------------------------------------------------------------

    MARKET VALUE      $629,674     402,142         378,726         350,815            349,895
 ------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   1.0%         0.6             0.6             0.5                0.5
 ------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------

Commercial Banks                     13.6%
Insurance                            10.4
Real Estate Investment Trusts         9.8
Oil, Gas & Consumable Fuels           5.5
Gas Utilities                         3.9
Food Products                         3.5
Machinery                             3.5
Electric Utilities                    3.3
Chemicals                             2.9
Thrifts & Mortgage Finance            2.5
Household Durables                    2.3
Specialty Retail                      2.1
Hotels, Restaurants & Leisure         1.8
Electrical Equipment                  1.7
Health Care Equipment &
  Supplies                            1.7
Multi-Utilities                       1.6
Capital Markets                       1.6
Metals & Mining                       1.5
Containers & Packaging                1.4
Health Care Providers &
  Services                            1.4
Commercial Services & Supplies        1.2
Textiles, Apparel & Luxury
  Goods                               1.2
Building Products                     1.1
Media                                 1.1
Pharmaceuticals                       1.1
Software                              1.0
Electronic Equipment,
  Instruments & Components            0.9
Energy Equipment & Services           0.9
Food & Staples Retailing              0.9
Water Utilities                       0.9
Aerospace & Defense                   0.8
Professional Services                 0.8
Trading Companies &
  Distributors                        0.8
Communications Equipment              0.7
Computers & Peripherals               0.7
Construction & Engineering            0.7
Real Estate Management &
  Development                         0.7
Road & Rail                           0.6
Diversified Consumer Services         0.5
Diversified Financial Services        0.5
Diversified Telecommunication
  Services                            0.5
Industrial Conglomerates              0.5
IT Services                           0.5
Leisure Equipment & Products          0.5
Personal Products                     0.5
Semiconductors & Semiconductor
  Equipment                           0.5
Marine                                0.4
Multiline Retail                      0.4
Paper & Forest Products               0.4
Auto Components                       0.3
Beverages                             0.3
Life Sciences Tools & Services        0.3
Tobacco                               0.3
Airlines                              0.2
Biotechnology                         0.2
Construction Materials                0.2
Household Products                    0.2
Consumer Finance                      0.1
Internet Software & Services          0.1
Wireless Telecommunication
  Services                            0.1
Automobiles                           0.0**
Distributors                          0.0**
Transportation Infrastructure         0.0**
Short Term Investments               26.6
Other Assets & Liabilities          (26.2)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
                 SPDR DJ Global Titans ETF--PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund share. The total expense ratio for SPDR DJ Global Titans ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2008 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET              DOW JONES GLOBAL
                                             VALUE       VALUE              TITANS 50 INDEX
 ----------------------------------------------------------------------------------------------------

    SIX MONTHS ENDED 12/31/08               -27.71%     -27.82%                 -27.82%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -37.73%     -37.85%                 -37.86%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -20.93%     -21.26%                 -20.45%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08               -12.69%     -12.83%                 -11.09%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -33.40%     -33.59%                 -30.86%

 ----------------------------------------------------------------------------------------------------




 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET              DOW JONES GLOBAL
                                             VALUE       VALUE              TITANS 50 INDEX
 ----------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 12/31/08                 -37.73%     -37.85%                 -37.86%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08               -7.53%      -7.66%                  -7.34%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08                -2.68%      -2.71%                  -2.32%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -4.80%      -4.83%                  -4.33%
 ----------------------------------------------------------------------------------------------------



 (1) For the period September 25, 2000 to December 31, 2008.

                            (semi-annual report LOGO)
           SPDR DJ Global Titans ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ GLOBAL TITANS ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                    SPDR DJ         DOW JONES
                                 GLOBAL TITANS    GLOBAL TITANS
                                     ETF(A)        50 INDEX(B)
                                 -------------    -------------
9/25/2000                           10000.00         10000.00
                                     9982.00          9998.00
                                    10110.80         10137.00
                                     9346.39          9375.69
12/31/00                             9147.32          9179.73
                                     9502.23          9538.66
                                     8601.42          8636.30
                                     8106.84          8142.31
                                     8814.80          8858.02
                                     8701.97          8749.06
                                     8446.14          8453.34
                                     8300.86          8346.83
                                     7798.66          7845.19
                                     7377.53          7422.33
                                     7550.90          7600.47
                                     7939.78          7994.93
12/31/01                             7966.77          8026.11
                                     7673.59          7734.76
                                     7514.75          7578.52
                                     7787.54          7856.65
                                     7211.26          7276.05
                                     7201.88          7268.04
                                     6764.73          6833.41
                                     6265.49          6329.79
                                     6263.61          6332.32
                                     5547.06          5611.07
                                     6168.33          6245.12
                                     6510.67          6594.85
12/31/02                             6105.70          6185.97
                                     5904.22          5983.69
                                     5765.47          5844.27
                                     5821.97          5905.63
                                     6319.75          6412.34
                                     6588.34          6688.07
                                     6682.55          6789.06
                                     6725.52          6837.26
                                     6725.79          6839.99
                                     6812.48          6932.33
                                     7048.88          7176.35
                                     7153.90          7287.59
12/31/03                             7628.92          7776.58
                                     7729.63          7883.12
                                     7803.83          7964.32
                                     7604.05          7762.82
                                     7569.83          7728.66
                                     7624.34          7788.18
                                     7716.59          7888.64
                                     7540.65          7711.94
                                     7590.42          7763.61
                                     7590.42          7767.49
                                     7683.02          7859.92
                                     7928.88          8128.73
12/31/04                             8185.78          8392.10
                                     8009.70          8215.03
                                     8288.12          8515.70
                                     8082.57          8302.81
                                     8038.12          8255.48
                                     8136.18          8362.80
                                     8081.67          8315.97
                                     8254.62          8498.09
                                     8285.16          8532.93
                                     8405.30          8657.51
                                     8237.19          8489.56
                                     8388.75          8649.16
12/31/05                             8423.15          8690.68
                                     8653.10          8929.67
                                     8613.30          8890.38
                                     8747.66          9037.96
                                     8996.97          9299.16
                                     8758.55          9051.80
                                     8799.72          9096.15
                                     9070.57          9379.95
                                     9351.12          9677.30
                                     9441.27          9774.07
                                     9710.25         10056.50
                                     9886.88         10243.60
12/31/06                            10093.50         10463.80
                                    10143.30         10521.40
                                     9834.11         10200.50
                                     9942.48         10321.90
                                    10391.80         10790.50
                                    10648.60         11063.50
                                    10623.30         11043.60
                                    10385.70         10795.10
                                    10529.70         10947.30
                                    10970.50         11415.80
                                    11183.30         11638.50
                                    10799.30         11238.10
12/31/07                            10694.00         11124.60
                                    10000.10         10402.60
                                     9687.17         10071.80
                                     9704.61         10089.90
                                    10096.60         10507.60
                                     9976.43         10373.10
                                     9213.23          9578.56
                                     9101.47          9457.87
                                     8990.53          9341.54
                                     8304.10          8625.04
                                     7000.11          7270.05
                                     6585.49          6840.39
12/31/08                             6660.00          6914.00

                            (semi-annual report LOGO)
                  SPDR DJ Global Titans ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ----------------------------------------------------------------------------------------------------------


    DESCRIPTION             EXXON MOBIL CORP.     PROCTER & GAMBLE CO.     AT&T, INC.     JOHNSON & JOHNSON

 ----------------------------------------------------------------------------------------------------------

    MARKET VALUE            $7,104,471            3,200,112                2,958,841      2,922,875
 ----------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         8.1%                  3.6                      3.4            3.3
 ----------------------------------------------------------------------------------------------------------

 ---------------------------------------------------

    DESCRIPTION             GENERAL ELECTRIC CO.

 ---------------------------------------------------

    MARKET VALUE            2,828,455
 ---------------------------------------------------

    % OF NET ASSETS         3.2
 ---------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Oil, Gas & Consumable Fuels          21.3%
Pharmaceuticals                      15.3
Diversified Telecommunication
  Services                            8.2
Commercial Banks                      6.0
Computers & Peripherals               5.6
Diversified Financial Services        4.8
Industrial Conglomerates              4.5
Software                              4.4
Beverages                             3.6
Household Products                    3.6
Communications Equipment              3.1
Food Products                         3.0
Food & Staples Retailing              2.7
Semiconductors & Semiconductor
  Equipment                           2.5
Wireless Telecommunication
  Services                            2.1
Automobiles                           1.9
Metals & Mining                       1.9
Tobacco                               1.7
Electric Utilities                    1.5
Energy Equipment & Services           1.0
Insurance                             1.0
Short Term Investments               15.2
Other Assets & Liabilities          (14.9)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                 SPDR DJ Wilshire REIT ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/23/01, 4/27/01, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE REIT ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                 DOW JONES
                                             VALUE       VALUE            WILSHIRE REIT INDEX
 ----------------------------------------------------------------------------------------------------

    SIX MONTHS ENDED 12/31/08               -36.76%     -36.72%                 -37.08%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -38.94%     -38.72%                 -39.20%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -31.90%     -31.78%                 -31.84%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08                 2.70%       2.81%                   3.31%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION OF TRADING (1)           63.24%      63.46%                  65.98%

 ----------------------------------------------------------------------------------------------------




 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                 DOW JONES
                                             VALUE       VALUE            WILSHIRE REIT INDEX
 ----------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 12/31/08                 -38.94%     -38.72%                 -39.20%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -12.02%     -11.97%                 -11.99%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08                 0.53%       0.56%                   0.65%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION OF TRADING (1)            6.58%       6.60%                   6.76%
 ----------------------------------------------------------------------------------------------------



 (1) For the period April 23, 2001 to December 31, 2008.

                            (semi-annual report LOGO)
           SPDR DJ Wilshire REIT ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE REIT ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                    SPDR DJ         DOW JONES
                                 WILSHIRE REIT    WILSHIRE REIT
                                    ETF (A)         INDEX (B)
                                 -------------    -------------
4/23/2001                           10000.00         10000.00
                                    10259.10         10252.00
                                    10504.60         10502.20
                                    11121.60         11123.90
                                    10898.10         10900.30
                                    11325.30         11334.10
                                    10848.50         10857.00
                                    10461.20         10470.40
                                    11086.80         11102.90
12/31/01                            11364.00         11389.30
                                    11316.20         11344.90
                                    11559.50         11593.30
                                    12300.50         12342.30
                                    12360.80         12411.40
                                    12515.30         12577.70
                                    12848.20         12909.80
                                    12155.70         12211.30
                                    12163.00         12222.30
                                    11683.70         11737.10
                                    11057.50         11108.00
                                    11581.60         11639.00
12/31/02                            11733.30         11797.30
                                    11391.90         11454.00
                                    11595.80         11662.40
                                    11871.80         11945.80
                                    12324.10         12405.70
                                    13016.70         13107.90
                                    13286.20         13391.00
                                    13985.00         14103.40
                                    14097.20         14220.50
                                    14579.50         14721.00
                                    14787.90         14938.90
                                    15435.70         15597.70
12/31/03                            15894.10         16065.60
                                    16525.10         16708.30
                                    16796.10         16985.60
                                    17797.10         18006.50
                                    15202.30         15370.30
                                    16362.30         16543.10
                                    16833.50         17029.40
                                    16912.60         17116.30
                                    18301.10         18528.40
                                    18211.50         18439.40
                                    19213.10         19462.80
                                    20062.30         20334.80
12/31/04                            21091.50         21390.10
                                    19241.30         19512.10
                                    19841.30         20124.80
                                    19565.50         19849.10
                                    20712.00         21020.20
                                    21387.30         21711.70
                                    22495.10         22847.20
                                    24200.20         24590.50
                                    23266.10         23646.20
                                    23377.80         23747.90
                                    22889.20         23244.40
                                    23942.10         24323.00
12/31/05                            23966.00         24347.30
                                    25830.60         26256.10
                                    26378.20         26818.00
                                    27720.90         28191.10
                                    26670.20         27125.50
                                    25920.80         26374.10
                                    27385.30         27874.80
                                    28357.80         28864.30
                                    29297.00         29834.20
                                    29861.80         30415.90
                                    31733.60         32332.10
                                    33241.60         33874.40
12/31/06                            32479.30         33108.80
                                    35348.20         36058.80
                                    34554.30         35251.10
                                    33670.40         34348.70
                                    33648.90         34334.90
                                    33665.30         34359.00
                                    30515.30         31132.70
                                    28111.60         28688.80
                                    29755.80         30384.30
                                    30891.30         31572.30
                                    31249.00         31935.40
                                    28211.60         28831.20
12/31/07                            26733.90         27297.40
                                    26594.90         27166.40
                                    25590.40         26142.20
                                    27274.30         27880.70
                                    28939.90         29598.10
                                    29000.70         29663.20
                                    25813.50         26376.60
                                    26557.70         27138.80
                                    27155.20         27754.90
                                    27068.90         27638.30
                                    18343.00         18689.00
                                    13870.80         14100.90
12/31/08                            16324.00         16598.00

                            (semi-annual report LOGO)
                  SPDR DJ Wilshire REIT ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ----------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             SIMON PROPERTY                        VORNADO
                            GROUP, INC.        PUBLIC STORAGE     REALTY TRUST     EQUITY RESIDENTIAL     HCP, INC.

 ----------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $85,393,458        73,530,424         62,480,174       58,157,320             50,482,139
 ----------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         7.9%               6.8                5.8              5.4                    4.7
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Specialized REITs                    28.1%
Retail REITs                         22.4
Residential REITs                    17.6
Office REITs                         16.4
Diversified REITs                     9.0
Industrial REITs                      5.6
Short Term Investments               26.6
Other Assets & Liabilities          (25.7)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                     SPDR KBW Bank ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR KBW BANK ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                    KBW
                                             VALUE       VALUE                 BANK INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -21.79%     -21.69%                 -21.93%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -47.39%     -47.31%                 -47.55%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -52.08%     -52.03%                 -52.01%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -50.26%     -50.21%                 -50.15%

 ----------------------------------------------------------------------------------------------------




 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                    KBW
                                             VALUE       VALUE                 BANK INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -47.39%     -47.31%                 -47.55%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -21.74%     -21.72%                 -21.71%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -19.90%     -19.87%                 -19.74%
 ----------------------------------------------------------------------------------------------------



 (1) For the period November 8, 2005 to December 31, 2008.

                            (semi-annual report LOGO)
               SPDR KBW Bank ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR KBW BANK ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                   SPDR KBW     KBW BANK
                                 BANK ETF(A)    INDEX(B)
                                 -----------    --------
11/8/2005                          10000.00     10000.00
                                   10349.00     10351.00
12/31/05                           10379.00     10388.30
                                   10359.30     10371.60
                                   10681.50     10697.30
                                   10696.40     10718.70
                                   11396.00     11425.10
                                   11006.20     11035.50
                                   10889.60     10920.70
                                   11278.80     11316.00
                                   11253.60     11294.50
                                   11567.20     11615.30
                                   11655.60     11707.10
                                   11576.50     11631.00
12/31/06                           12091.60     12155.50
                                   12163.50     12232.10
                                   11951.80     12021.70
                                   11795.00     11873.80
                                   12054.60     12133.90
                                   12197.10     12283.10
                                   11791.50     11870.40
                                   11008.20     11084.60
                                   11156.00     11219.80
                                   11183.00     11251.20
                                   10935.40     11001.50
                                   10319.20     10382.10
12/31/07                            9455.03      9503.75
                                   10105.20     10160.50
                                    8824.02      8870.09
                                    8523.12      8569.39
                                    8959.51      9010.71
                                    8247.32      8294.36
                                    6359.75      6383.34
                                    7264.36      7294.88
                                    7278.68      7308.01
                                    7494.63      7522.14
                                    6506.24      6525.45
                                    5348.13      5358.05
12/31/08                            4974.19      4985.00

                            (semi-annual report LOGO)
                      SPDR KBW Bank ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -----------------------------------------------------------------------------------------------------------------

    DESCRIPTION             WELLS FARGO & CO.     JPMORGAN CHASE & CO.     U.S. BANCORP.     BANK OF AMERICA CORP.

 -----------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $82,957,604           72,134,523               68,456,647        67,925,172
 -----------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         9.2%                  8.0                      7.6               7.5
 -----------------------------------------------------------------------------------------------------------------

 ----------------------------------------------

    DESCRIPTION             CITIGROUP, INC.

 ----------------------------------------------

    MARKET VALUE            56,807,867
 ----------------------------------------------

    % OF NET ASSETS         6.3
 ----------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Regional Banks                       38.1%
Other Diversified Financial
  Services                           21.8
Diversified Banks                    20.0
Capital Markets                      11.6
Consumer Finance                      4.2
Thrifts & Mortgage Finance            3.8
Short Term Investments               14.9
Other Assets & Liabilities          (14.4)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [semi-annual report LOGO]
                SPDR KBW Capital Markets ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR KBW CAPITAL MARKETS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                KBW CAPITAL
                                             VALUE       VALUE               MARKETS INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -41.24%     -41.36%                 -41.31%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -60.27%     -60.44%                 -60.32%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -48.48%     -48.54%                 -48.17%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -46.98%     -47.05%                 -46.62%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                KBW CAPITAL
                                             VALUE       VALUE               MARKETS INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -60.27%     -60.44%                 -60.32%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -19.84%     -19.87%                 -19.67%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -18.25%     -18.29%                 -17.98%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2008.

                            (semi-annual report LOGO)
          SPDR KBW Capital Markets ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR KBW CAPITAL MARKETS ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                     SPDR KBW        KBW CAPITAL
                                 CAPITAL MARKETS    MARKETS INDEX
                                     ETF (A)             (B)
                                 ---------------    -------------
11/8/05                              10000.00          10000.00
                                     10275.00          10277.00
12/31/05                             10293.50          10297.50
                                     11191.10          11203.70
                                     11492.10          11509.60
                                     11761.00          11783.50
                                     11862.20          11888.40
                                     11148.10          11173.90
                                     11055.60          11082.30
                                     11213.30          11244.10
                                     11342.90          11377.90
                                     12244.30          12285.80
                                     12773.30          12822.70
                                     12982.90          13038.20
12/31/06                             13223.80          13283.30
                                     13845.80          13912.90
                                     13117.80          13186.70
                                     13075.60          13145.80
                                     13591.70          13669.00
                                     14170.90          14263.60
                                     13613.60          13703.00
                                     12811.60          12897.30
                                     12397.30          12474.30
                                     13084.60          13174.00
                                     14135.00          14237.20
                                     13210.00          13307.50
12/31/07                             13348.10          13448.60
                                     12334.00          12429.20
                                     10880.20          10963.80
                                      9986.07          10063.60
                                     10859.60          10947.20
                                     10359.30          10443.70
                                      9024.98           9094.34
                                      9224.53           9298.05
                                      9157.74           9232.96
                                      7966.50           8031.76
                                      6113.49           6157.14
                                      5187.73           5220.03
12/31/08                              5302.89           5338.00

                            (semi-annual report LOGO)
                 SPDR KBW Capital Markets ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -----------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             THE GOLDMAN                                                    THE CHARLES
                            SACHS GROUP, INC     STATE STREET CORP.     CME GROUP, INC     SCHWAB CORP.     MORGAN STANLEY

 -----------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $5,735,313           4,536,558              4,437,113          4,352,058        4,204,549
 -----------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         9.5%                 7.5                    7.3                7.2              6.9
 -----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Investment Banking & Brokerage                          53.3%
Asset Management & Custody Banks                        25.7
Specialized Finance                                     20.6
Short Term Investments                                  20.7
Other Assets & Liabilities                             (20.3)
 -------------------------------------------------------------------
TOTAL                                                  100.0%

 -------------------------------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                   SPDR KBW Insurance ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR KBW INSURANCE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                    KBW
                                             VALUE       VALUE              INSURANCE INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -31.91%     -31.82%                 -31.80%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -46.80%     -46.74%                 -46.70%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -44.78%     -45.01%                 -44.29%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -44.27%     -44.26%                 -43.74%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                    KBW
                                             VALUE       VALUE              INSURANCE INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -46.80%     -46.74%                 -46.70%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -17.96%     -18.07%                 -17.72%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -16.95%     -16.95%                 -16.61%
 ----------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2008.

                            (semi-annual report LOGO)
             SPDR KBW Insurance ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR KBW INSURANCE ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                    SPDR KBW
                                 INSURANCE ETF    KBW INSURANCE
                                      (A)           INDEX (B)
                                 -------------    -------------
11/8/2005                           10000.00         10000.00
                                    10254.00         10257.00
12/31/05                            10093.00         10098.00
                                     9913.36          9920.29
                                    10031.30         10041.30
                                     9847.75          9858.57
                                    10302.70         10320.00
                                     9980.24          9999.00
                                     9906.39          9928.00
                                     9893.41          9918.08
                                    10095.30         10124.40
                                    10429.30         10462.50
                                    10553.50         10589.10
                                    10778.30         10818.90
12/31/06                            11120.70         11168.40
                                    11053.90         11104.70
                                    11043.90         11096.90
                                    11057.40         11113.60
                                    11645.90         11710.40
                                    11943.30         12012.50
                                    11636.10         11706.20
                                    10643.50         10708.80
                                    10778.30         10848.00
                                    11291.30         11370.90
                                    10908.10         10987.70
                                    10716.50         10797.60
12/31/07                            10474.10         10553.60
                                     9913.71          9991.08
                                     9273.78          9346.66
                                     9187.54          9261.60
                                     9651.51          9733.02
                                     9529.22          9611.36
                                     8183.70          8247.50
                                     8320.36          8386.89
                                     8595.85          8667.01
                                     7809.16          7873.11
                                     5320.22          5356.86
                                     5008.78          5049.92
12/31/08                             5573.00          5626.00

                            (semi-annual report LOGO)
                    SPDR KBW Insurance ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

  -----------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             AFLAC, INC.     METLIFE, INC.     THE TRAVELERS COS., INC.     CHUBB CORP.     UNUM GROUP

 ------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $9,843,819      9,465,082         8,883,879                    7,739,046       6,051,566
 ------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         8.7%            8.4               7.9                          6.9             5.4
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Property & Casualty Insurance                           38.5%
Life & Health Insurance                                 34.3
Multi-line Insurance                                     9.5
Insurance Brokers                                        7.7
Asset Management & Custody Banks                         3.6
Reinsurance                                              3.5
Thrifts & Mortgage Finance                               2.5
Short Term Investments                                  12.7
Other Assets & Liabilities                             (12.3)
 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
             SPDR Morgan Stanley Technology ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARE. THE TOTAL EXPENSE RATIO FOR SPDR MORGAN STANLEY TECHNOLOGY ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET               MORGAN STANLEY
                                             VALUE       VALUE              TECHNOLOGY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -38.31%     -38.44%                 -38.26%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -44.91%     -45.23%                 -44.74%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -34.21%     -34.36%                 -33.36%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08               -27.90%     -27.93%                 -26.25%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -64.98%     -65.04%                 -62.78%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET               MORGAN STANLEY
                                             VALUE       VALUE              TECHNOLOGY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -44.91%     -45.23%                 -44.74%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -13.03%     -13.09%                 -12.65%
 ----------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 12/31/08                -6.33%      -6.34%                  -5.91%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION  (1)                    -11.92%     -11.94%                 -11.29%
 ----------------------------------------------------------------------------------------------------




 (1) For the period September 25, 2000 to December 31, 2008.

                            (semi-annual report LOGO)
       SPDR Morgan Stanley Technology ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR MORGAN STANLEY TECHNOLOGY ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                    SPDR MORGAN        MORGAN STANLEY
                                STANLEY TECHNOLOGY    TECHNOLOGY INDEX
                                      ETF (A)                (B)
                                ------------------    ----------------
9/25/2000                            10000.00             10000.00
                                      9725.00              9725.00
                                      9484.79              9488.68
                                      7242.59              7247.46
12/31/00                              6875.75              6834.35
                                      8096.20              8052.23
                                      6106.15              6074.60
                                      5391.12              5365.09
                                      6244.82              6217.60
                                      5851.40              5828.38
                                      5947.95              5933.29
                                      5599.40              5582.04
                                      4921.31              4908.29
                                      3839.11              3829.94
                                      4533.61              4524.69
                                      5271.68              5264.02
12/31/01                              5203.15              5198.75
                                      5161.52              5160.28
                                      4339.29              4340.31
                                      4663.00              4665.83
                                      4091.32              4095.67
                                      3956.31              3962.15
                                      3404.40              3410.22
                                      3072.47              3079.09
                                      3002.11              3010.12
                                      2443.72              2451.14
                                      2979.38              2990.14
                                      3499.58              3513.42
12/31/02                              2943.50              2957.60
                                      2951.45              2967.06
                                      2947.02              2963.80
                                      2941.13              2959.35
                                      3244.65              3266.24
                                      3753.41              3777.73
                                      3750.03              3777.73
                                      3945.07              3975.68
                                      4303.72              4340.25
                                      4207.27              4243.46
                                      4631.79              4673.75
                                      4739.71              4785.45
12/31/03                              4858.20              4907.96
                                      5141.43              5196.55
                                      5055.57              5110.81
                                      4969.63              5026.99
                                      4654.05              4708.78
                                      4837.89              4896.66
                                      5029.47              5092.53
                                      4469.19              4526.75
                                      4302.93              4359.71
                                      4546.05              4608.21
                                      4675.16              4740.93
                                      4965.48              5037.24
12/31/04                              5177.01              5254.34
                                      4828.08              4902.30
                                      4822.29              4897.89
                                      4642.42              4717.16
                                      4451.61              4526.11
                                      4883.42              4968.32
                                      4815.05              4900.75
                                      5102.03              5195.77
                                      5060.70              5155.24
                                      5163.94              5262.99
                                      5090.10              5190.36
                                      5392.45              5500.22
12/31/05                              5323.97              5432.57
                                      5514.56              5629.23
                                      5404.82              5519.46
                                      5588.59              5710.43
                                      5546.11              5669.32
                                      5119.62              5235.62
                                      5036.68              5152.89
                                      4764.10              4875.67
                                      5188.20              5312.53
                                      5416.42              5548.93
                                      5638.55              5779.22
                                      5866.57              6015.59
12/31/06                              5794.00              5943.40
                                      5768.57              5919.62
                                      5755.71              5908.97
                                      5673.23              5826.24
                                      6051.12              6217.77
                                      6287.72              6463.37
                                      6355.63              6535.76
                                      6381.56              6565.82
                                      6495.21              6682.04
                                      6820.43              7019.48
                                      6972.59              7179.53
                                      6295.20              6484.55
12/31/07                              6357.78              6551.99
                                      5580.86              5753.30
                                      5410.64              5579.55
                                      5430.66              5601.87
                                      5879.78              6068.50
                                      6324.29              6530.92
                                      5677.95              5863.46
                                      5690.89              5878.71
                                      5737.44              5928.68
                                      4872.01              5018.63
                                      3861.94              3978.26
                                      3403.72              3505.65
12/31/08                              3502.64              3722.00

                            (semi-annual report LOGO)
              SPDR Morgan Stanley Technology ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008


 --------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                            AUTOMATIC DATA
                            SAP AG ADR     PROCESSING, INC.      JUNIPER NETWORKS, INC.      TEXAS INSTRUMENTS, INC.

 --------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $4,111,260     4,096,159             4,065,752                   4,028,790
 --------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         3.0%           3.0                   3.0                         3.0
 --------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------

    DESCRIPTION             FLEXTRONICS
                            INTERNATIONAL, LTD.

 -----------------------------------------------

    MARKET VALUE            4,024,494
 -----------------------------------------------

    % OF NET ASSETS         3.0
 -----------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Communications Equipment                                20.1%
Software                                                20.0
Computers & Peripherals                                 19.6
Semiconductors & Semiconductor Equipment                17.2
IT Services                                              8.7
Internet Software & Services                             8.4
Electronic Equipment, Instruments & Components           3.0
Internet & Catalog Retail                                2.9
Short Term Investments                                  16.1
Other Assets & Liabilities                             (16.0)
 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                   SPDR S&P Dividend ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARE. THE TOTAL EXPENSE RATIO FOR SPDR S&P DIVIDEND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          S&P HIGH YIELD DIVIDEND
                                             VALUE       VALUE             ARISTOCRATS INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08                -6.33%      -6.46%                  -6.43%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -23.02%     -23.55%                 -23.01%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08              -15.16%     -15.31%                 -14.86%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -13.71%     -13.81%                 -13.41%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          S&P HIGH YIELD DIVIDEND
                                             VALUE       VALUE             ARISTOCRATS INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -23.02%     -23.55%                 -23.01%
 ----------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 12/31/08               -5.33%      -5.39%                  -5.22%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -4.58%      -4.61%                  -4.45%
 ----------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 8, 2005 to December 31, 2008.

                            (semi-annual report LOGO)
             SPDR S&P Dividend ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P DIVIDEND ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                                      S&P HIGH
                                   SPDR S&P        YIELD DIVIDEND
                                 DIVIDEND ETF    ARISTOCRATS INDEX
                                      (A)               (B)
                                 ------------    -----------------
11/8/05                            10000.00           10000.00
                                   10176.00           10178.00
12/31/05                           10170.90           10170.90
                                   10404.80           10407.90
                                   10487.00           10492.20
                                   10538.40           10545.70
                                   10761.80           10757.60
                                   10567.00           10565.10
                                   10617.80           10616.80
                                   10899.50           10902.40
                                   11149.40           11156.50
                                   11301.00           11311.50
                                   11669.10           11683.70
                                   11748.10           11766.60
12/31/06                           11976.40           12000.80
                                   12078.30           12106.40
                                   12117.20           12147.60
                                   12131.70           12165.80
                                   12490.20           12530.80
                                   12773.90           12816.50
                                   12293.30           12333.30
                                   11667.90           11708.00
                                   11991.30           12035.80
                                   11923.40           11972.00
                                   11863.90           11915.80
                                   11495.40           11548.80
12/31/07                           11211.60           11246.20
                                   11242.50           11302.40
                                   10463.40           10518.00
                                   10582.70           10642.10
                                   10882.20           10944.40
                                   10864.80           10928.00
                                    9214.42            9254.88
                                    9733.56            9779.63
                                   10114.00           10165.00
                                   10301.50           10354.00
                                    9259.67            9304.12
                                    8715.30            8754.24
12/31/08                            8629.00            8659.00

                            (semi-annual report LOGO)
                    SPDR S&P Dividend ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ----------------------------------------------------------------------------------------------------------

    DESCRIPTION             PFIZER, INC.     CENTURYTEL, INC.     SUPERVALU, INC.     LEGGETT & PLATT, INC.

 ----------------------------------------------------------------------------------------------------------

    MARKET VALUE            $15,237,560      15,131,091           13,675,309          12,731,605
 ----------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         3.5%             3.5                  3.2                 2.9
 ----------------------------------------------------------------------------------------------------------

 ------------------------------------------------

    DESCRIPTION             GANNETT CO., INC.

 ------------------------------------------------

    MARKET VALUE            12,705,232
 ------------------------------------------------

    % OF NET ASSETS         2.9
 ------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Commercial Banks                     16.1%
Multi-Utilities                       9.6
Pharmaceuticals                       7.6
Commercial Services & Supplies        6.6
Chemicals                             6.5
Gas Utilities                         6.0
Industrial Conglomerates              5.2
Household Durables                    4.7
Media                                 4.3
Capital Markets                       4.2
Diversified Telecommunication
  Services                            3.5
Food & Staples Retailing              3.2
Containers & Packaging                3.1
Household Products                    2.9
Beverages                             2.6
Insurance                             2.3
Textiles, Apparel & Luxury
  Goods                               1.9
Electrical Equipment                  1.8
Machinery                             1.7
Computers & Peripherals               1.6
Hotels, Restaurants & Leisure         1.4
IT Services                           1.4
Auto Components                       1.3
Short Term Investments               20.5
Other Assets & Liabilities          (20.0)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                    SPDR S&P Biotech ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P BIOTECH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             S&P BIOTECHNOLOGY
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -6.80%      -6.93%                   -6.48%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -8.81%      -9.06%                   -8.42%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      9.39%       9.18%                   10.73%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             S&P BIOTECHNOLOGY
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -8.81%      -9.06%                   -8.42%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      3.12%       3.06%                    3.56%
 ----------------------------------------------------------------------------------------------------




 (1) For the period January 31, 2006 to December 31, 2008.

                            (semi-annual report LOGO)
              SPDR S&P Biotech ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P BIOTECH ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                   SPDR S&P     S&P BIOTECHNOLOGY
                                 BIOTECH ETF     SELECT INDUSTRY
                                     (A)            INDEX (B)
                                 -----------    -----------------
1/31/2006                          10000.00          10000.00
                                   10730.00          10733.00
                                   10130.20          10144.80
                                    9646.98           9662.95
                                    9058.52           9076.41
                                    9241.50           9262.48
                                    9039.94           9063.33
                                    9337.45           9364.24
                                    9161.16           9190.06
                                   10189.20          10224.90
                                   10176.80          10214.60
12/31/06                            9291.41           9325.96
                                    9630.64           9670.09
                                    9691.89           9734.88
                                    9726.00           9771.87
                                   10604.40          10663.10
                                   10844.30          10907.30
                                   10282.00          10342.30
                                   10187.90          10251.30
                                   11233.00          11306.10
                                   11713.50          11793.40
                                   12227.80          12315.80
                                   12256.40          12347.90
12/31/07                           11995.60          12088.60
                                   11356.30          11446.70
                                   10830.50          10917.80
                                   10819.60          10906.90
                                   11290.00          11383.50
                                   12117.50          12217.20
                                   11738.30          11838.40
                                   14102.60          14228.60
                                   13230.50          13350.70
                                   12387.70          12502.90
                                   10923.70          11025.10
                                   10028.70          10121.00
12/31/08                           11939.00          11073.00

                            (semi-annual report LOGO)
                     SPDR S&P Biotech ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             BIOMARIN                  MARTEK                    OSI                        GILEAD
                            PHARMACEUTICAL, INC.      BIOSCIENCES CORP.         PHARMACEUTICALS, INC.      SCIENCES, INC.

 -------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $23,365,775               23,273,746                22,998,966                 22,809,565
 -------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         5.0%                      5.0                       4.9                        4.9
 -------------------------------------------------------------------------------------------------------------------------

 -------------------------------------------------

    DESCRIPTION             ONYX
                            PHARMACEUTICALS, INC.

 -------------------------------------------------

    MARKET VALUE            22,785,335
 -------------------------------------------------

    % OF NET ASSETS         4.9
 -------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 -------------------------------------------------------------------
                                                    PERCENT OF
 INDUSTRY                                           NET ASSETS
 -------------------------------------------------------------------

Biotechnology                                          100.0%
Short Term Investments                                  26.6
Other Assets & Liabilities                             (26.6)
 -------------------------------------------------------------------
TOTAL                                                  100.0%
 -------------------------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                 SPDR S&P Homebuilders ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P HOMEBUILDERS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          S&P HOMEBUILDERS SELECT
                                             VALUE       VALUE               INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -26.17%     -26.48%                 -26.34%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -36.19%     -36.36%                 -36.65%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -73.26%     -73.34%                 -73.45%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                                                            S&P HOMEBUILDERS
                                           NET ASSET    MARKET              SELECT INDUSTRY
                                             VALUE       VALUE                   INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -36.19%     -36.36%                 -36.65%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -36.36%     -36.43%                 -36.54%
 ----------------------------------------------------------------------------------------------------




 (1) For the period January 31, 2006 to December 31, 2008.

                            (semi-annual report LOGO)
           SPDR S&P Homebuilders ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P HOMEBUILDERS ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                    SPDR S&P        S&P HOMEBUILDERS
                                HOMEBUILDERS ETF     SELECT INDUSTRY
                                       (A)              INDEX (B)
                                ----------------    ----------------
1/31/2006                           10000.00            10000.00
                                     9531.00             9533.00
                                     9507.17             9510.12
                                     9052.73             9057.44
                                     7836.95             7841.93
                                     7229.58             7231.83
                                     6633.14             6635.93
                                     6707.44             6712.24
                                     7034.82             7038.45
                                     7342.53             7348.85
                                     7915.69             7926.47
12/31/06                             8006.48             8020.79
                                     8227.06             8244.57
                                     7655.11             7672.40
                                     7000.52             7021.78
                                     7351.74             7376.38
                                     7665.14             7693.57
                                     6541.74             6564.92
                                     5722.52             5742.99
                                     5381.40             5401.28
                                     4622.51             4607.29
                                     4811.02             4804.03
                                     4065.31             4060.36
12/31/07                             4191.05             4191.11
                                     4866.02             4866.29
                                     4380.88             4379.18
                                     4729.42             4720.32
                                     4804.62             4792.54
                                     4328.15             4313.76
                                     3621.92             3604.15
                                     3840.14             3819.68
                                     4320.08             4296.37
                                     4306.86             4307.11
                                     3113.35             3110.60
                                     2612.63             2608.55
12/31/08                             2674.13             2655.00

                            (semi-annual report LOGO)
                  SPDR S&P Homebuilders ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             THE                                                                        LENNOX
                            SHERWIN-WILLIAMS CO.     RENT-A-CENTER, INC.     LEGGETT & PLATT, INC.     INTERNATIONAL, INC.

 -------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $28,702,526              27,598,370              27,355,610                26,879,843
 -------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         5.3%                     5.1                     5.1                       5.0
 -------------------------------------------------------------------------------------------------------------------------

 --------------------------------------------

    DESCRIPTION             MOHAWK
                            INDUSTRIES, INC.

 --------------------------------------------

    MARKET VALUE            26,812,206
 --------------------------------------------

    % OF NET ASSETS         5.0
 --------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------

Homebuilding                         46.2%
Home Improvement Retail              14.7
Homefurnishing Retail                14.5
Building Products                    14.4
Home Furnishings                     10.1
Short Term Investments               24.8
Other Assets & Liabilities          (24.7)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                SPDR S&P Metals & Mining ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P METALS & MINING ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         S&P METALS & MINING SELECT
                                             VALUE       VALUE               INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -70.17%     -70.27%                 -70.22%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -59.53%     -59.62%                 -59.51%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -34.28%     -34.40%                 -33.93%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         S&P METALS & MINING SELECT
                                             VALUE       VALUE               INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -59.53%     -59.62%                 -59.51%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -15.26%     -15.32%                 -14.82%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2008.

                            (semi-annual report LOGO)
          SPDR S&P Metals & Mining ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P METALS & MINING ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                  SPDR S&P        S&P METALS
                                  METALS &         & MINING
                                 MINING ETF    SELECT INDUSTRY
                                     (A)          INDEX (B)
                                 ----------    ---------------
6/19/2006                         10000.00         10000.00
                                  11570.00         11571.00
                                  10563.40         10567.80
                                  10227.50         10234.90
                                   9605.66          9614.67
                                  11003.30         11018.40
                                  12058.50         12080.60
12/31/06                          11389.30         11411.30
                                  12244.60         12274.00
                                  12538.50         12572.30
                                  13308.30         13353.00
                                  14455.50         14509.40
                                  15374.90         15438.00
                                  14569.20         14630.60
                                  13826.20         13887.30
                                  13454.30         13512.40
                                  14849.50         14915.00
                                  15986.90         16063.40
                                  15569.70         15642.60
12/31/07                          16239.20         16318.30
                                  15362.30         15440.40
                                  17296.40         17390.50
                                  16369.30         16460.10
                                  17840.90         17946.50
                                  20490.30         20622.30
                                  22031.10         22187.50
                                  18528.20         18661.90
                                  16768.00         16889.10
                                  11068.60         11131.60
                                   7355.06          7389.14
                                   6220.91          6245.30
12/31/08                           6572.00          6607.00

                            (semi-annual report LOGO)
                 SPDR S&P Metals & Mining ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008


 --------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                                                           FREEPORT-MCMORAN
                            ALCOA, INC.     ROYAL GOLD, INC.     NUCOR CORP.     NEWMONT MINING CORP.     COPPER & GOLD, INC.

 --------------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $11,205,974     10,603,968           10,478,714      10,309,595               10,113,687
 --------------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         5.2%            5.0                  4.9             4.8                      4.7
 --------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------

Steel                                39.9
Coal & Consumable Fuels              30.8
Diversified Metals & Mining          14.0
Gold                                  9.8
Aluminum                              5.2
Short Term Investments               20.6
Other Assets & Liabilities          (20.3)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
        SPDR S&P Oil & Gas Equipment & Services ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET     S&P OIL & GAS EQUIPMENT & SERVICES
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -66.27%     -66.33%                 -66.28%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -57.63%     -57.87%                 -57.60%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -38.21%     -38.30%                 -37.83%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET     S&P OIL & GAS EQUIPMENT & SERVICES
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -57.63%     -57.87%                 -57.60%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -17.29%     -17.34%                 -16.81%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2008.

                            (semi-annual report LOGO)
  SPDR S&P Oil & Gas Equipment & Services ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                      S&P OIL
                                    SPDR S&P           & GAS
                                     OIL &          EQUIPMENT &
                                 GAS EQUIPMENT    SERVICES SELECT
                                   & SERVICES      INDUSTRY INDEX
                                    ETF (A)             (B)
                                 -------------    ---------------
6/19/2006                           10000.00          10000.00
                                    11098.00          11099.00
                                    10866.00          10870.40
                                    10200.00          10207.30
                                     9604.28           9614.23
                                    10049.90          10062.30
                                    11014.70          11032.30
12/31/06                            10506.90          10525.90
                                    10415.50          10443.80
                                    10530.10          10560.70
                                    11257.70          11295.80
                                    11968.10          12013.00
                                    12884.80          12938.00
                                    13214.70          13273.20
                                    13292.70          13359.40
                                    13400.30          13458.30
                                    14266.00          14334.40
                                    14110.50          14182.50
                                    13568.70          13635.00
12/31/07                            14582.20          14660.40
                                    12542.20          12612.30
                                    13958.20          14033.70
                                    14102.00          14181.10
                                    15766.00          15857.30
                                    17304.80          17411.30
                                    18317.10          18435.10
                                    15564.00          15666.10
                                    14991.30          15094.30
                                    11795.10          11874.70
                                     7821.35           7871.74
                                     6711.50           6752.38
12/31/08                             6179.00           6217.00

                            (semi-annual report LOGO)
         SPDR S&P Oil & Gas Equipment & Services ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 --------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             OCEANEERING             PATTERSON-UTI     WEATHERFORD
                            INTERNATIONAL, INC.     ENERGY, INC.      INTERNATIONAL, LTD.     HELMERICH & PAYNE, INC.

 --------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $4,282,036              4,169,497         4,160,041               4,139,181
 --------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         4.5%                    4.4               4.3                     4.3
 --------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------

    DESCRIPTION
                            BAKER HUGHES, INC.

 ----------------------------------------------

    MARKET VALUE            4,094,409
 ----------------------------------------------

    % OF NET ASSETS         4.3
 ----------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------

Oil & Gas Equipment & Services       62.6%
Oil & Gas Drilling                   33.3
Diversified Commercial &
  Professional Services               3.9
Short Term Investments               23.9
Other Assets & Liabilities          (23.7)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
      SPDR S&P Oil & Gas Exploration & Production ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P OIL & GAS EXPLORATION& PRODUCTION ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET        S&P OIL & GAS EXPLORATION &
                                             VALUE       VALUE      PRODUCTION SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -57.50%     -57.52%                 -57.52%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -42.74%     -42.98%                 -42.68%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -11.44%     -11.54%                 -10.93%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET        S&P OIL & GAS EXPLORATION &
                                             VALUE       VALUE      PRODUCTION SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -42.74%     -42.98%                 -42.68%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -4.68%      -4.72%                  -4.38%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2008.

                            (semi-annual report LOGO)
SPDR S&P Oil & Gas Exploration & Production ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                                        S&P OIL
                                    SPDR S&P             & GAS
                                     OIL &           EXPLORATION &
                                GAS EXPLORATION    PRODUCTION SELECT
                                  & PRODUCTION       INDUSTRY INDEX
                                    ETF (A)               (B)
                                ---------------    -----------------
6/19/2006                           10000.00            10000.00
                                    11574.00            11575.00
                                    11894.60            11900.30
                                    11430.70            11436.20
                                    10534.50            10538.40
                                    11110.80            11119.10
                                    12183.00            12197.60
12/31/06                            11299.70            11313.30
                                    11608.20            11622.20
                                    11468.90            11486.20
                                    12065.30            12089.20
                                    12837.80            12869.00
                                    13801.90            13840.60
                                    13622.50            13659.20
                                    13077.60            13117.00
                                    12796.40            12838.90
                                    13960.90            14012.40
                                    15708.80            15770.90
                                    14397.10            14457.20
12/31/07                            15471.20            15540.00
                                    14330.90            14397.80
                                    16126.60            16206.20
                                    15970.20            16053.90
                                    17525.70            17620.70
                                    19306.30            19416.30
                                    20843.10            20967.70
                                    16117.90            16210.10
                                    16316.20            16414.30
                                    13385.80            13461.40
                                    10193.30            10249.50
                                     9251.43             9300.41
12/31/08                             8856.39             8907.00

                            (semi-annual report LOGO)
       SPDR S&P Oil & Gas Exploration & Production ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -------------------------------------------------------------------------------------------------------------

    DESCRIPTION                              DENBURY                                        PLAINS EXPLORATION
                            TESORO CORP.     RESOURCES, INC.     ENCORE ACQUISITION CO.     & PRODUCTION CO.

 -------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $7,064,677       7,011,710           6,861,690                  6,786,243
 -------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         3.4%             3.3                 3.3                        3.2
 -------------------------------------------------------------------------------------------------------------

 ------------------------------------------------

    DESCRIPTION
                            EXXON MOBIL CORP.

 ------------------------------------------------

    MARKET VALUE            6,627,247
 ------------------------------------------------

    % OF NET ASSETS         3.1
 ------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 -------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 -------------------------------------------
Oil & Gas Exploration &
  Production                         69.2
Oil & Gas Refining & Marketing       18.2
Integrated Oil & Gas                 12.4
Short Term Investments               18.9
Other Assets & Liabilities          (18.7)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                SPDR S&P Pharmaceuticals ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARE. THE TOTAL EXPENSE RATIO FOR SPDR S&P PHARMACEUTICALS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

 PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                             NET                                  S&P PHARMACEUTICALS
                                            ASSET              MARKET               SELECT INDUSTRY
                                            VALUE              VALUE                     INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08              -2.25%              -2.26%                   -2.29%
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                -9.18%              -9.36%                   -9.37%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    -0.92%              -0.87%                   -0.62%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                             NET                                  S&P PHARMACEUTICALS
                                            ASSET              MARKET               SELECT INDUSTRY
                                            VALUE              VALUE                     INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                -9.18%              -9.36%                   -9.37%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    -0.36%              -0.34%                   -0.24%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2008.

                            (semi-annual report LOGO)
          SPDR S&P Pharmaceuticals ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P PHARMACEUTICALS ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                      SPDR S&P         S&P PHARMACEUTICALS
                                PHARMACEUTICALS ETF      SELECT INDUSTRY
                                        (A)                 INDEX (B)
                                -------------------    -------------------
6/19/06                               10000.00               10000.00
                                      10146.00               10147.00
                                      10340.80               10344.90
                                      10658.30               10666.60
                                      10951.40               10963.10
                                      11057.60               11072.80
                                      10931.50               10949.80
12/31/06                              11062.70               11084.50
                                      11521.80               11550.10
                                      11231.50               11261.30
                                      11114.70               11147.60
                                      11788.20               11828.70
                                      11910.80               11951.70
                                      11482.00               11521.50
                                      10690.90               10728.80
                                      10723.00               10764.20
                                      10940.70               10987.00
                                      11124.50               11174.90
                                      11054.40               11109.00
12/31/07                              10908.50               10964.50
                                      10413.20               10466.80
                                      10214.30               10266.80
                                       9909.94                9939.32
                                      10296.40               10328.00
                                      10537.40               10571.70
                                      10134.80               10167.80
                                      10495.60               10531.90
                                      11042.50               11083.70
                                      10319.20               10356.60
                                       8989.03                9014.42
                                       9136.45                9161.35
12/31/08                               9908.00                9938.00

                            (semi-annual report LOGO)
                 SPDR S&P Pharmaceuticals ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008


 ------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                         WATSON                                    AUXILIUM
                      ALLERGAN, INC.  PHARMACEUTICALS, INC.  MERCK & CO., INC.  PHARMACEUTICALS, INC.  SEPRACOR, INC.
 ------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $1,927,215      1,922,419              1,922,344          1,920,383              1,915,373

 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   4.4%            4.4                    4.4                4.4                    4.4
 ------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*


 -------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 -------------------------------------------
Pharmaceuticals                      99.7%
Short Term Investments               26.9
Other Assets & Liabilities          (26.6)
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                    SPDR S&P Retail ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P RETAIL ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                 S&P RETAIL
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -29.41%     -29.35%                 -29.36%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -38.79%     -39.14%                 -38.58%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -43.00%     -43.12%                 -42.47%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                 S&P RETAIL
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -38.79%     -39.14%                 -38.58%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -19.89%     -19.95%                 -19.27%
 ----------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2008.

                            (semi-annual report LOGO)
              SPDR S&P Retail ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P RETAIL ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                  SPDR S&P        S&P RETAIL
                                 RETAIL ETF    SELECT INDUSTRY
                                     (A)          INDEX (B)
                                 ----------    ---------------
6/19/06                           10000.00         10000.00
                                  10242.00         10243.00
                                   9698.15          9702.17
                                   9911.51          9919.50
                                  10699.50         10709.10
                                  11253.70         11267.00
                                  11124.30         11139.70
12/31/06                          11103.20         11124.10
                                  11459.60         11485.70
                                  11459.60         11489.10
                                  11752.90         11795.90
                                  11807.00         11853.70
                                  12259.20         12311.20
                                  11891.40         11948.00
                                  10835.50         10885.80
                                  10848.50         10902.20
                                  10691.20         10749.50
                                  10550.00         10609.80
                                   9730.30          9788.61
12/31/07                           9310.93          9365.74
                                   9388.21          9444.41
                                   8761.08          8806.91
                                   8760.20          8836.86
                                   9066.81          9147.91
                                   9116.67          9200.06
                                   8072.82          8142.97
                                   8288.36          8363.64
                                   8885.12          8967.50
                                   8417.76          8496.71
                                   6400.03          6452.40
                                   5093.78          5129.66
12/31/08                           5700.00          5753.00

                            (semi-annual report LOGO)
                     SPDR S&P Retail ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

  ----------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                                    THE CHILDREN'S
                                                                                   PLACE RETAIL
                            SUPERVALU, INC.     CARMAX, INC.     NETFLIX, INC.     STORES, INC.       LIMITED BRANDS, INC.
 -----------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $5,134,718          4,947,348        4,945,271         4,942,606          4,900,775

 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         2.2%                2.1              2.1               2.1                2.1
 -----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Apparel Retail                       29.1%
Specialty Retail                     13.8
Automotive Retail                    10.1
Food Retail                          10.0
Department Stores                     9.7
Internet Retail                       8.1
General Merchandise Stores            5.8
Computer & Electronics Retail         5.6
Drug Retail                           3.9
Hypermarkets & Super Centers          3.8
Short Term Investments                4.9
Other Assets & Liabilities           (4.8)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                 SPDR S&P Semiconductor ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P SEMICONDUCTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             S&P SEMICONDUCTOR
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -41.89%     -42.06%                 -42.86%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -47.81%     -48.01%                 -48.70%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -54.19%     -54.25%                 -54.68%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET             S&P SEMICONDUCTOR
                                             VALUE       VALUE           SELECT INDUSTRY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -47.81%     -48.01%                 -48.70%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -23.47%     -23.51%                 -23.76%
 ----------------------------------------------------------------------------------------------------




 (1) For the period January 31, 2006 to December 31, 2008.

                            (semi-annual report LOGO)
           SPDR S&P Semiconductor ETF--PERFORMANCE SUMMARY (CONTINUED)


     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     SPDR S&P SEMICONDUCTOR ETF (BASED ON NET ASSET VALUE)
     (PERFORMANCE GRAPH)

                                     SPDR S&P        S&P SEMICONDUCTOR
                                SEMICONDUCTOR ETF     SELECT INDUSTRY
                                       (A)               INDEX (B)
                                -----------------    -----------------
1/31/06                              10000.00             10000.00
                                      9981.00              9984.00
                                     10135.70             10141.80
                                     10406.30             10414.60
                                      9305.34              9314.78
                                      8874.50              8885.37
                                      8247.96              8260.73
                                      9032.43              9049.63
                                      9080.93              9101.21
                                      9196.17              9219.53
                                      9502.95              9530.23
12/31/06                              9243.62              9271.00
                                      9230.58              9260.81
                                      9569.07              9603.46
                                      9155.40              9194.35
                                      9752.97              9799.34
                                      9830.12              9879.69
                                     10018.20             10071.40
                                      9891.94              9946.47
                                     10083.80             10142.40
                                     10400.20             10462.90
                                      9856.97              9918.85
                                      8765.11              8820.83
12/31/07                              8778.00              8834.06
                                      7560.84              7608.78
                                      7263.32              7308.23
                                      7397.62              7442.70
                                      8248.35              8300.10
                                      8959.35              9017.23
                                      7884.23              7930.65
                                      7537.72              7581.70
                                      7953.12              8001.73
                                      6647.54              6582.22
                                      5593.31              5533.02
                                      4371.90              4319.63
12/31/08                              4581.40              4532.00

                            (semi-annual report LOGO)
                  SPDR S&P Semiconductor ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -----------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                                      INTERSIL CORP.                      TEXAS
                            MICROSEMI CORP.     PMC-SIERRA, INC.     (CLASS A)          XILINX, INC.     INSTRUMENTS, INC.

 -----------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $417,663            402,505              398,065            397,314          397,203
 -----------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         5.0%                4.8                  4.7                4.7              4.7
 -----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Semiconductors                       99.9%
Short Term Investments               26.4
Other Assets & Liabilities          (26.3)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
               SPDR KBW Regional Banking ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR KBW REGIONAL BANKING ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                KBW REGIONAL
                                             VALUE       VALUE               BANKING INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08                13.25%      12.91%                  13.15%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -18.33%     -18.64%                 -18.56%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -32.53%     -32.63%                 -32.05%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET                KBW REGIONAL
                                             VALUE       VALUE               BANKING INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -18.33%     -18.64%                 -18.56%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -14.37%     -14.42%                 -13.89%
 ----------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2006 to December 31, 2008.

                            (semi-annual report LOGO)
               SPDR KBW Regional Banking ETF--PERFORMANCE SUMMARY


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR KBW REGIONAL BANKING ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                     SPDR KBW         KBW REGIONAL
                                 REGIONAL BANKING    BANKING INDEX
                                      ETF (A)             (B)
                                 ----------------    -------------
6/19/06                              10000.00           10000.00
                                     10066.00           10066.00
                                     10127.40           10132.40
                                     10189.20           10199.30
                                     10256.40           10268.70
                                     10246.20           10262.50
                                     10440.80           10463.70
12/31/06                             10593.30           10691.80
                                     10455.60           10553.80
                                     10316.50           10421.90
                                     10183.40           10291.60
                                      9915.61           10025.10
                                     10110.00           10228.60
                                      9848.10            9967.76
                                      8928.29            9038.77
                                      9600.59            9724.81
                                      9532.43            9657.71
                                      9111.09            9227.94
                                      8677.41            8790.54
12/31/07                              8260.89            8343.10
                                      8629.33            8718.54
                                      7556.70            7630.46
                                      7827.23            7903.63
                                      7663.64            7737.66
                                      7364.76            7435.12
                                      5955.88            6005.34
                                      6789.11            6843.69
                                      7227.69            7285.79
                                      8035.74            8098.89
                                      7374.40            7425.87
                                      6721.77            6764.22
12/31/08                              6747.00            6795.00

                            (semi-annual report LOGO)
                SPDR KBW Regional Banking ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                                 CATHAY GENERAL     SIGNATURE      FIRST NIAGARA             SUSQUEHANNA
                            TRUSTMARK CORP.     BANCORP            BANK           FINANCIAL GROUP, INC.     BANCSHARES, INC.

 -------------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $21,756,783         21,721,228         21,380,993     20,403,451                20,210,409
 -------------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         2.8%                2.8                2.8            2.6                       2.6
 -------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2008*



 ------------------------------------------------
                                 PERCENT OF
INDUSTRY                         NET ASSETS
 ------------------------------------------------

Regional Banks                       88.6%
Thrifts & Mortgage Finance           11.1
Short Term Investments               26.9
Other Assets & Liabilities          (26.6)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
United Technologies Corp.
  (a)....................      12,391   $    664,158     0.47%
Other Securities(1)......                  2,537,608     1.81
                                        ------------   ------
                                           3,201,766     2.28
                                        ------------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1)......                  1,117,359     0.80
                                        ------------   ------
AIRLINES
Other Securities(1)......                    331,529     0.24
                                        ------------   ------
AUTO COMPONENTS
Other Securities(1)......                    314,823     0.22
                                        ------------   ------
AUTOMOBILES
Other Securities(1)......                    173,451     0.12
                                        ------------   ------
BEVERAGES
PepsiCo, Inc. ...........      22,824      1,250,070     0.89
The Coca-Cola Co. .......      30,271      1,370,368     0.97
Other Securities(1)......                    369,587     0.27
                                        ------------   ------
                                           2,990,025     2.13
                                        ------------   ------
BIOTECHNOLOGY
Amgen, Inc. (b)..........      15,575        899,456     0.64
Genentech, Inc. (b)......       6,739        558,731     0.40
Gilead Sciences, Inc.
  (a)(b).................      14,778        755,747     0.54
Other Securities(1)......                  1,503,437     1.07
                                        ------------   ------
                                           3,717,371     2.65
                                        ------------   ------
BUILDING PRODUCTS
Other Securities(1)......                     94,865     0.07
                                        ------------   ------
CAPITAL MARKETS
State Street Corp. (c)...       6,037        237,435     0.17
Other Securities(1)......                  2,781,289     1.98
                                        ------------   ------
                                           3,018,724     2.15
                                        ------------   ------
CHEMICALS
Monsanto Co. ............       8,278        582,357     0.41
Other Securities(1)......                  1,865,356     1.33
                                        ------------   ------
                                           2,447,713     1.74
                                        ------------   ------
COMMERCIAL BANKS
U.S. Bancorp (a).........      23,387        584,909     0.42
Wells Fargo & Co. .......      49,367      1,455,339     1.04
Other Securities(1)......                  3,030,299     2.15
                                        ------------   ------
                                           5,070,547     3.61
                                        ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)......                  1,032,288     0.73
                                        ------------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b)..      87,668      1,428,988     1.02
QUALCOMM, Inc. (a).......      23,819        853,435     0.61
Other Securities(1)......                    975,240     0.69
                                        ------------   ------
                                           3,257,663     2.32
                                        ------------   ------
COMPUTERS & PERIPHERALS
Apple, Inc. (a)(b).......      12,930      1,103,575     0.79
Hewlett-Packard Co. .....      35,688      1,295,118     0.92
International Business
  Machines Corp. ........      19,440      1,636,070     1.16
Other Securities(1)......                  1,160,022     0.83
                                        ------------   ------
                                           5,194,785     3.70
                                        ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)......                    555,962     0.40
                                        ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)......                    226,077     0.16
                                        ------------   ------
CONSUMER FINANCE
Other Securities(1)......                    631,931     0.45
                                        ------------   ------
CONTAINERS & PACKAGING
Other Securities(1)......                    385,111     0.27
                                        ------------   ------
DISTRIBUTORS
Other Securities(1)......                     62,325     0.04
                                        ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)......                    679,942     0.48
                                        ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. ...      71,295      1,003,834     0.72
Citigroup, Inc. .........      76,814        515,422     0.37
JPMorgan Chase & Co. ....      49,065      1,547,019     1.10
Other Securities(1)......                    724,342     0.51
                                        ------------   ------
                                           3,790,617     2.70
                                        ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. ..............      84,787      2,416,430     1.72
Verizon Communications,
  Inc. ..................      40,236      1,364,000     0.97
Other Securities(1)......                    460,574     0.33
                                        ------------   ------
                                           4,241,004     3.02
                                        ------------   ------
ELECTRIC UTILITIES
Exelon Corp. ............       9,770        543,310     0.39
Other Securities(1)......                  2,667,534     1.90
                                        ------------   ------
                                           3,210,844     2.29
                                        ------------   ------
ELECTRICAL EQUIPMENT
Other Securities(1)......                    997,288     0.71
                                        ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities(1)......                    815,512     0.58
                                        ------------   ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. ......      17,280        731,462     0.52
Other Securities(1)......                  1,589,812     1.13
                                        ------------   ------
                                           2,321,274     1.65
                                        ------------   ------
FOOD & STAPLES RETAILING
CVS Caremark Corp. ......      21,832        627,452     0.45
Wal-Mart Stores, Inc. ...      32,598      1,827,444     1.30
Other Securities(1)......                  1,407,187     1.00
                                        ------------   ------
                                           3,862,083     2.75
                                        ------------   ------
FOOD PRODUCTS
Kraft Foods, Inc. (a)....      20,952        562,561     0.40
Other Securities(1)......                  1,996,182     1.42
                                        ------------   ------
                                           2,558,743     1.82
                                        ------------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
GAS UTILITIES
Other Securities(1)......               $    199,741     0.14%
                                        ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1)......                  3,156,345     2.25
                                        ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1)......                  3,213,527     2.29
                                        ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1)......                    125,107     0.09
                                        ------------   ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. ........      16,189      1,006,794     0.72
Other Securities(1)......                  1,314,760     0.93
                                        ------------   ------
                                           2,321,554     1.65
                                        ------------   ------
HOUSEHOLD DURABLES
Other Securities(1)......                    900,542     0.64
                                        ------------   ------
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co. ...       7,421        508,635     0.36
Procter & Gamble Co.
  (a)....................      42,101      2,602,684     1.85
Other Securities(1)......                    676,966     0.49
                                        ------------   ------
                                           3,788,285     2.70
                                        ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)......                    426,769     0.30
                                        ------------   ------
INDUSTRIAL CONGLOMERATES
3M Co. (a)...............       9,438        543,062     0.39
General Electric Co. ....     142,485      2,308,257     1.64
Other Securities(1)......                    242,785     0.17
                                        ------------   ------
                                           3,094,104     2.20
                                        ------------   ------
INSURANCE
Berkshire Hathaway, Inc.
  (Class A) (a)(b).......          14      1,352,400     0.96
Other Securities(1)......                  4,127,129     2.94
                                        ------------   ------
                                           5,479,529     3.90
                                        ------------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)......                    381,489     0.27
                                        ------------   ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A)
  (b)....................       3,357      1,032,781     0.73
Other Securities(1)......                    754,213     0.54
                                        ------------   ------
                                           1,786,994     1.27
                                        ------------   ------
IT SERVICES
Other Securities(1)......                  2,003,753     1.43
                                        ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)......                    320,192     0.23
                                        ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)......                    855,826     0.61
                                        ------------   ------
MACHINERY
Other Securities(1)......                  2,863,785     2.04
                                        ------------   ------
MEDIA
Comcast Corp. (Class A)
  (a)....................      41,118        694,072     0.49
The Walt Disney Co. .....      25,294        573,921     0.41
Time Warner, Inc. (a)....      56,357        566,951     0.40
Other Securities(1)......                  1,646,153     1.18
                                        ------------   ------
                                           3,481,097     2.48
                                        ------------   ------
METALS & MINING
Other Securities(1)......                  1,184,703     0.84
                                        ------------   ------
MULTI-UTILITIES
Other Securities(1)......                  1,672,139     1.19
                                        ------------   ------
MULTILINE RETAIL
Other Securities(1)......                  1,089,139     0.77
                                        ------------   ------
OFFICE ELECTRONICS
Other Securities(1)......                    150,005     0.11
                                        ------------   ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ...........      29,972      2,217,029     1.58
ConocoPhillips (a).......      20,762      1,075,472     0.77
Exxon Mobil Corp. .......      73,889      5,898,559     4.20
Occidental Petroleum
  Corp. (a)..............      12,012        720,600     0.51
Other Securities(1)......                  5,076,416     3.61
                                        ------------   ------
                                          14,988,076    10.67
                                        ------------   ------
PAPER & FOREST PRODUCTS
Other Securities(1)......                    244,040     0.17
                                        ------------   ------
PERSONAL PRODUCTS
Other Securities(1)......                    259,069     0.18
                                        ------------   ------
PHARMACEUTICALS
Abbott Laboratories......      21,918      1,169,764     0.83
Bristol-Myers Squibb
  Co. ...................      27,367        636,283     0.45
Eli Lilly & Co. .........      13,627        548,759     0.39
Johnson & Johnson........      39,923      2,388,593     1.70
Merck & Co., Inc. (a)....      31,037        943,525     0.67
Pfizer, Inc. ............      97,230      1,721,943     1.23
Wyeth....................      19,007        712,953     0.51
Other Securities(1)......                  1,121,361     0.80
                                        ------------   ------
                                           9,243,181     6.58
                                        ------------   ------
PROFESSIONAL SERVICES
Other Securities(1)......                    381,081     0.27
                                        ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)......                  2,578,073     1.83
                                        ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)......                    115,997     0.08
                                        ------------   ------
ROAD & RAIL
Other Securities(1)......                  1,544,098     1.10
                                        ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. (a)..........      80,755      1,183,868     0.84
Other Securities(1)......                  1,883,119     1.34
                                        ------------   ------
                                           3,066,987     2.18
                                        ------------   ------
SOFTWARE
Microsoft Corp. .........     115,354      2,242,482     1.60
Oracle Corp. (a)(b)......      57,643      1,022,010     0.73
Other Securities(1)......                  1,891,509     1.34
                                        ------------   ------
                                           5,156,001     3.67
                                        ------------   ------
SPECIALTY RETAIL
The Home Depot, Inc.
  (a)....................      25,634        590,095     0.42
Other Securities(1)......                  2,227,324     1.59
                                        ------------   ------
                                           2,817,419     2.01
                                        ------------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)......               $    612,369     0.44%
                                        ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1)......                    675,763     0.48
                                        ------------   ------
TOBACCO
Philip Morris
  International, Inc. ...      29,384      1,278,498     0.91
Other Securities(1)......                    873,933     0.62
                                        ------------   ------
                                           2,152,431     1.53
                                        ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)......                    251,650     0.18
                                        ------------   ------
TRANSPORTATION INFRASTRUCTURE
Other Securities(1)......                      1,610     0.00(d)
                                        ------------   ------
WATER UTILITIES
Other Securities(1)......                    230,064     0.16
                                        ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)......                    587,904     0.42
                                        ------------   ------
TOTAL COMMON STOCKS --
  (Cost $174,176,533)....                139,702,060    99.43
                                        ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator
  Securities Lending
  Prime Portfolio
  (e)(f).................  23,054,817     23,054,817    16.41
STIC Prime Portfolio.....   1,248,503      1,248,503     0.89
                                        ------------   ------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $24,303,320).....                 24,303,320    17.30
                                        ------------   ------
TOTAL INVESTMENTS
  (Cost $198,479,853)....                164,005,380   116.73
OTHER ASSETS AND
  LIABILITIES............                (23,511,395)  (16.73)
                                        ------------   ------
NET ASSETS...............               $140,493,985   100.00
                                        ============   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2008.
(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Affiliated issuer. (Note 3)
(d)    Amount represents less than 0.005% of net assets.
(e)    Investments of cash collateral for securities loaned.
(f)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
United Technologies
  Corp.(a)................      2,363   $   126,657     0.55%
Other Securities(1).......                  434,666     1.90
                                        -----------   ------
                                            561,323     2.45
                                        -----------   ------
AIR FREIGHT & LOGISTICS
United Parcel Service,
  Inc. (Class B) (a)......      1,745        96,254     0.42
Other Securities(1).......                   94,826     0.41
                                        -----------   ------
                                            191,080     0.83
                                        -----------   ------
AIRLINES
Other Securities(1).......                   43,477     0.19
                                        -----------   ------
AUTO COMPONENTS
Other Securities(1).......                   41,769     0.18
                                        -----------   ------
AUTOMOBILES
Other Securities(1).......                   28,995     0.13
                                        -----------   ------
BEVERAGES
PepsiCo, Inc. ............      4,195       229,760     1.00
The Coca-Cola Co. (a).....      5,703       258,175     1.13
Other Securities(1).......                   75,462     0.33
                                        -----------   ------
                                            563,397     2.46
                                        -----------   ------
BIOTECHNOLOGY
Amgen, Inc. (b)...........      2,831       163,490     0.71
Genentech, Inc. (b).......      1,239       102,726     0.45
Gilead Sciences, Inc.
  (b).....................      2,454       125,498     0.55
Other Securities(1).......                  194,925     0.85
                                        -----------   ------
                                            586,639     2.56
                                        -----------   ------
BUILDING PRODUCTS
Other Securities(1).......                   12,396     0.05
                                        -----------   ------
CAPITAL MARKETS
State Street Corp. (c)....      1,164        45,780     0.20
Other Securities(1).......                  468,546     2.04
                                        -----------   ------
                                            514,326     2.24
                                        -----------   ------
CHEMICALS
Monsanto Co. .............      1,455       102,359     0.45
Other Securities(1).......                  317,899     1.38
                                        -----------   ------
                                            420,258     1.83
                                        -----------   ------
COMMERCIAL BANKS
U.S. Bancorp (a)..........      4,630       115,796     0.51
Wells Fargo & Co. (a).....      9,367       276,139     1.20
Other Securities(1).......                  249,895     1.09
                                        -----------   ------
                                            641,830     2.80
                                        -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1).......                  146,763     0.64
                                        -----------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b)...     15,822       257,899     1.12
QUALCOMM, Inc. (a)........      4,391       157,330     0.69
Other Securities(1).......                  107,499     0.47
                                        -----------   ------
                                            522,728     2.28
                                        -----------   ------
COMPUTERS & PERIPHERALS
Apple, Inc. (a)(b)........      2,390       203,987     0.89
Hewlett-Packard Co. ......      6,605       239,695     1.05
International Business
  Machines Corp. (a)......      3,625       305,080     1.33
Other Securities(1).......                  162,300     0.70
                                        -----------   ------
                                            911,062     3.97
                                        -----------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1).......                   76,010     0.33
                                        -----------   ------
CONSTRUCTION MATERIALS
Other Securities(1).......                   27,823     0.12
                                        -----------   ------
CONSUMER FINANCE
Other Securities(1).......                  108,119     0.47
                                        -----------   ------
CONTAINERS & PACKAGING
Other Securities(1).......                   59,302     0.26
                                        -----------   ------
DISTRIBUTORS
Other Securities(1).......                   16,318     0.07
                                        -----------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1).......                   69,460     0.30
                                        -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. ....     13,412       188,841     0.82
Citigroup, Inc. ..........     14,571        97,771     0.43
JPMorgan Chase & Co. .....     10,025       316,088     1.38
Other Securities(1).......                  101,900     0.44
                                        -----------   ------
                                            704,600     3.07
                                        -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. ...............     15,897       453,065     1.98
Verizon Communications,
  Inc. (a)................      7,662       259,742     1.14
Other Securities(1).......                   56,235     0.24
                                        -----------   ------
                                            769,042     3.36
                                        -----------   ------
ELECTRIC UTILITIES
Exelon Corp. (a)..........      1,764        98,096     0.43
Other Securities(1).......                  432,270     1.88
                                        -----------   ------
                                            530,366     2.31
                                        -----------   ------
ELECTRICAL EQUIPMENT
Other Securities(1).......                  149,617     0.65
                                        -----------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities(1).......                  108,528     0.47
                                        -----------   ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. (a)....      3,190       135,033     0.59
Other Securities(1).......                  239,026     1.04
                                        -----------   ------
                                            374,059     1.63
                                        -----------   ------
FOOD & STAPLES RETAILING
CVS Caremark Corp. (a)....      3,832       110,132     0.48
Wal-Mart Stores, Inc. ....      6,529       366,016     1.60
Other Securities(1).......                  245,604     1.07
                                        -----------   ------
                                            721,752     3.15
                                        -----------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
FOOD PRODUCTS
Kraft Foods, Inc. (a).....      3,618   $    97,143     0.42%
Other Securities(1).......                  278,297     1.22
                                        -----------   ------
                                            375,440     1.64
                                        -----------   ------
GAS UTILITIES
Other Securities(1).......                   45,118     0.20
                                        -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1).......                  487,634     2.13
                                        -----------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1).......                  473,497     2.07
                                        -----------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1).......                   13,707     0.06
                                        -----------   ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. (a)......      2,998       186,446     0.81
Other Securities(1).......                  162,470     0.71
                                        -----------   ------
                                            348,916     1.52
                                        -----------   ------
HOUSEHOLD DURABLES
Other Securities(1).......                   90,512     0.40
                                        -----------   ------
HOUSEHOLD PRODUCTS
Procter & Gamble Co. .....      7,948       491,345     2.14
Other Securities(1).......                  192,503     0.84
                                        -----------   ------
                                            683,848     2.98
                                        -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).......                   63,433     0.28
                                        -----------   ------
INDUSTRIAL CONGLOMERATES
3M Co. (a)................      1,723        99,142     0.43
General Electric Co. .....     26,720       432,864     1.89
Other Securities(1).......                   42,609     0.19
                                        -----------   ------
                                            574,615     2.51
                                        -----------   ------
INSURANCE
Berkshire Hathaway, Inc.
  (Class A) (a)(b)........          3       289,800     1.26
Other Securities(1).......                  643,961     2.81
                                        -----------   ------
                                            933,761     4.07
                                        -----------   ------
INTERNET & CATALOG RETAIL
Other Securities(1).......                   60,930     0.27
                                        -----------   ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A)
  (a)(b)..................        607       186,744     0.82
Other Securities(1).......                  103,064     0.44
                                        -----------   ------
                                            289,808     1.26
                                        -----------   ------
IT SERVICES
Other Securities(1).......                  364,406     1.59
                                        -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).......                   30,040     0.13
                                        -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1).......                   98,620     0.43
                                        -----------   ------
MACHINERY
Other Securities(1).......                  404,489     1.76
                                        -----------   ------
MEDIA
Comcast Corp. (Class A)
  (a).....................      7,368       124,372     0.54
The Walt Disney Co. (a)...      4,615       104,714     0.46
Time Warner, Inc. (a).....     10,068       101,284     0.44
Other Securities(1).......                  274,242     1.20
                                        -----------   ------
                                            604,612     2.64
                                        -----------   ------
METALS & MINING
Other Securities(1).......                  179,596     0.78
                                        -----------   ------
MULTI-UTILITIES
Other Securities(1).......                  344,126     1.50
                                        -----------   ------
MULTILINE RETAIL
Other Securities(1).......                  143,369     0.63
                                        -----------   ------
OFFICE ELECTRONICS
Other Securities(1).......                   18,570     0.08
                                        -----------   ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ............      5,455       403,506     1.76
ConocoPhillips (a)........      3,712       192,282     0.84
Exxon Mobil Corp. (a).....     13,642     1,089,041     4.75
Occidental Petroleum Corp.
  (a).....................      2,201       132,038     0.58
Other Securities(1).......                  809,603     3.53
                                        -----------   ------
                                          2,626,470    11.46
                                        -----------   ------
PAPER & FOREST PRODUCTS
Other Securities(1).......                   37,961     0.17
                                        -----------   ------
PERSONAL PRODUCTS
Other Securities(1).......                   36,359     0.16
                                        -----------   ------
PHARMACEUTICALS
Abbott Laboratories (a)...      4,123       220,044     0.96
Bristol-Myers Squibb
  Co. ....................      5,293       123,062     0.54
Eli Lilly & Co. ..........      2,585       104,098     0.45
Johnson & Johnson.........      7,477       447,349     1.95
Merck & Co., Inc. (a).....      5,689       172,946     0.76
Pfizer, Inc. .............     18,038       319,453     1.39
Wyeth.....................      3,570       133,911     0.58
Other Securities(1).......                  154,751     0.68
                                        -----------   ------
                                          1,675,614     7.31
                                        -----------   ------
PROFESSIONAL SERVICES
Other Securities(1).......                   46,537     0.20
                                        -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1).......                  320,627     1.40
                                        -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).......                    7,868     0.03
                                        -----------   ------
ROAD & RAIL
Other Securities(1).......                  224,190     0.98
                                        -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. (a)...........     14,953       219,211     0.96
Other Securities(1).......                  262,876     1.14
                                        -----------   ------
                                            482,087     2.10
                                        -----------   ------
SOFTWARE
Microsoft Corp. ..........     21,240       412,906     1.80
Oracle Corp. (a)(b).......     10,522       186,555     0.82
Other Securities(1).......                  210,928     0.92
                                        -----------   ------
                                            810,389     3.54
                                        -----------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
SPECIALTY RETAIL
The Home Depot, Inc. (a)..      4,553   $   104,810     0.46%
Other Securities(1).......                  315,774     1.38
                                        -----------   ------
                                            420,584     1.84
                                        -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).......                   74,151     0.32
                                        -----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).......                   47,729     0.21
                                        -----------   ------
TOBACCO
Philip Morris
  International, Inc.
  (a).....................      5,438       236,607     1.03
Other Securities(1).......                  154,158     0.68
                                        -----------   ------
                                            390,765     1.71
                                        -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).......                   26,987     0.12
                                        -----------   ------
WATER UTILITIES
Other Securities(1).......                    3,216     0.01
                                        -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1).......                   92,190     0.40
                                        -----------   ------
TOTAL COMMON STOCKS --
  (Cost $25,850,578)......               22,853,810    99.69
                                        -----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator
  Securities Lending Prime
  Portfolio(d)(e).........  5,408,269     5,408,269    23.59
STIC Prime Portfolio......    235,398       235,398     1.03
                                        -----------   ------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,643,667).......                5,643,667    24.62
                                        -----------   ------
TOTAL INVESTMENTS
  (Cost $31,494,245)......               28,497,477   124.31
OTHER ASSETS AND
  LIABILITIES.............               (5,573,637)  (24.31)
                                        -----------   ------
NET ASSETS................              $22,923,840   100.00
                                        ===========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2008.
(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Affiliated issuer. (Note 3)
(d)    Investments of cash collateral for securities loaned.
(e)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
General Dynamics Corp. ..      12,520   $    721,027     0.44%
Lockheed Martin Corp. ...      12,280      1,032,502     0.63
United Technologies Corp.
  (a)....................      33,963      1,820,417     1.10
Other Securities(1)......                  1,046,000     0.63
                                        ------------   ------
                                           4,619,946     2.80
                                        ------------   ------
AIR FREIGHT & LOGISTICS
FedEx Corp. .............      11,136        714,374     0.43
Other Securities(1)......                    636,232     0.39
                                        ------------   ------
                                           1,350,606     0.82
                                        ------------   ------
AIRLINES
Other Securities(1)......                    357,679     0.22
                                        ------------   ------
AUTO COMPONENTS
Other Securities(1)......                    150,440     0.09
                                        ------------   ------
AUTOMOBILES
Other Securities(1)......                    153,392     0.09
                                        ------------   ------
BEVERAGES
PepsiCo, Inc. ...........      60,202      3,297,264     2.00
Other Securities(1)......                    513,872     0.31
                                        ------------   ------
                                           3,811,136     2.31
                                        ------------   ------
BIOTECHNOLOGY
Amgen, Inc. (b)..........      40,677      2,349,097     1.42
Celgene Corp. (b)........      17,462        965,299     0.58
Genentech, Inc. (b)......      17,848      1,479,778     0.90
Gilead Sciences, Inc.
  (a)(b).................      35,131      1,796,599     1.09
Other Securities(1)......                  1,835,341     1.11
                                        ------------   ------
                                           8,426,114     5.10
                                        ------------   ------
CAPITAL MARKETS
Other Securities(1)......                  2,073,229     1.26
                                        ------------   ------
CHEMICALS
Monsanto Co. ............      20,789      1,462,506     0.88
Praxair, Inc. ...........      12,139        720,571     0.44
Other Securities(1)......                    966,741     0.59
                                        ------------   ------
                                           3,149,818     1.91
                                        ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)......                  1,344,215     0.81
                                        ------------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b)..     226,532      3,692,472     2.23
QUALCOMM, Inc. ..........      63,164      2,263,166     1.37
Other Securities(1)......                  1,549,255     0.94
                                        ------------   ------
                                           7,504,893     4.54
                                        ------------   ------
COMPUTERS & PERIPHERALS
Apple, Inc. (a)(b).......      34,197      2,918,714     1.77
EMC Corp. (b)............      79,034        827,486     0.50
Hewlett-Packard Co. .....      94,897      3,443,812     2.08
Other Securities(1)......                  1,222,657     0.74
                                        ------------   ------
                                           8,412,669     5.09
                                        ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)......                    962,388     0.58
                                        ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)......                    155,911     0.09
                                        ------------   ------
CONSUMER FINANCE
American Express Co.
  (a)....................      39,164        726,492     0.44
Other Securities(1)......                    175,457     0.11
                                        ------------   ------
                                             901,949     0.55
                                        ------------   ------
CONTAINERS & PACKAGING
Other Securities(1)......                    485,348     0.29
                                        ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)......                    997,969     0.60
                                        ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1)......                  1,440,764     0.87
                                        ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)......                    192,145     0.12
                                        ------------   ------
ELECTRIC UTILITIES
Other Securities(1)......                    220,530     0.13
                                        ------------   ------
ELECTRICAL EQUIPMENT
Emerson Electric Co. ....      30,080      1,101,229     0.67
Other Securities(1)......                    826,405     0.50
                                        ------------   ------
                                           1,927,634     1.17
                                        ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities(1)......                  1,469,898     0.89
                                        ------------   ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. ......      45,886      1,942,354     1.17
Other Securities(1)......                  3,413,430     2.07
                                        ------------   ------
                                           5,355,784     3.24
                                        ------------   ------
FOOD & STAPLES RETAILING
Costco Wholesale Corp. ..      16,709        877,223     0.53
CVS Caremark Corp. ......      55,063      1,582,511     0.96
Wal-Mart Stores, Inc. ...      93,904      5,264,258     3.19
Walgreen Co. (a).........      38,182        941,950     0.57
Other Securities(1)......                    579,210     0.35
                                        ------------   ------
                                           9,245,152     5.60
                                        ------------   ------
FOOD PRODUCTS
Other Securities(1)......                    756,303     0.46
                                        ------------   ------
GAS UTILITIES
Other Securities(1)......                    566,810     0.34
                                        ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Baxter International,
  Inc. ..................      23,837      1,277,425     0.77
Medtronic, Inc. .........      43,186      1,356,904     0.82
Other Securities(1)......                  4,162,653     2.53
                                        ------------   ------
                                           6,796,982     4.12
                                        ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Medco Health Solutions,
  Inc. (b)...............      19,465        815,778     0.49
UnitedHealth Group,
  Inc. ..................      47,279      1,257,621     0.76
WellPoint, Inc. (b)......      19,642        827,518     0.50
Other Securities(1)......                  3,371,891     2.05
                                        ------------   ------
                                           6,272,808     3.80
                                        ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1)......                    198,654     0.12
                                        ------------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1)......               $  1,847,093     1.12%
                                        ------------   ------
HOUSEHOLD DURABLES
Other Securities(1)......                    278,860     0.17
                                        ------------   ------
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.
  (a)....................      19,577      1,341,807     0.81
Procter & Gamble Co.
  (a)....................     113,982      7,046,367     4.27
Other Securities(1)......                    559,514     0.34
                                        ------------   ------
                                           8,947,688     5.42
                                        ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)......                    802,278     0.49
                                        ------------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1)......                     83,486     0.05
                                        ------------   ------
INSURANCE
AFLAC, Inc...............      18,109        830,116     0.50
Other Securities(1)......                    769,931     0.47
                                        ------------   ------
                                           1,600,047     0.97
                                        ------------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)......                    853,178     0.52
                                        ------------   ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class
  A)(b)..................       8,723      2,683,631     1.62
Other Securities(1)......                  1,484,122     0.90
                                        ------------   ------
                                           4,167,753     2.52
                                        ------------   ------
IT SERVICES
Accenture, Ltd. (Class
  A).....................      21,278        697,706     0.42
Automatic Data
  Processing, Inc. (a)...      19,787        778,420     0.47
Visa, Inc. (Class A)
  (a)....................      16,508        865,845     0.52
Other Securities(1)......                  2,592,488     1.58
                                        ------------   ------
                                           4,934,459     2.99
                                        ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)......                  1,438,850     0.87
                                        ------------   ------
MACHINERY
Caterpillar, Inc. .......      23,430      1,046,618     0.63
Other Securities(1)......                  3,947,502     2.39
                                        ------------   ------
                                           4,994,120     3.02
                                        ------------   ------
MEDIA
Comcast Corp. (Class A)..     106,074      1,790,529     1.08
News Corp. (Class A).....      88,835        807,510     0.49
The Walt Disney Co. .....      67,043      1,521,206     0.92
Time Warner, Inc. (a)....     144,205      1,450,702     0.88
Other Securities(1)......                  2,731,175     1.66
                                        ------------   ------
                                           8,301,122     5.03
                                        ------------   ------
METALS & MINING
Newmont Mining Corp. ....      16,990        691,493     0.42
Other Securities(1)......                  1,259,745     0.76
                                        ------------   ------
                                           1,951,238     1.18
                                        ------------   ------
MULTI-UTILITIES
Other Securities(1)......                    566,948     0.34
                                        ------------   ------
MULTILINE RETAIL
Target Corp. (a).........      26,258        906,689     0.55
Other Securities(1)......                    921,267     0.56
                                        ------------   ------
                                           1,827,956     1.11
                                        ------------   ------
OFFICE ELECTRONICS
Other Securities(1)......                    270,151     0.16
                                        ------------   ------
OIL, GAS & CONSUMABLE FUELS
XTO Energy, Inc. ........      22,178        782,218     0.47
Other Securities(1)......                  6,253,133     3.79
                                        ------------   ------
                                           7,035,351     4.26
                                        ------------   ------
PERSONAL PRODUCTS
Other Securities(1)......                    513,675     0.31
                                        ------------   ------
PHARMACEUTICALS
Johnson & Johnson........     107,517      6,432,742     3.89
Schering-Plough Corp.
  (a)....................      62,300      1,060,969     0.64
Other Securities(1)......                  1,141,336     0.70
                                        ------------   ------
                                           8,635,047     5.23
                                        ------------   ------
PROFESSIONAL SERVICES
Other Securities(1)......                    657,584     0.40
                                        ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)......                    735,584     0.45
                                        ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)......                    100,204     0.06
                                        ------------   ------
ROAD & RAIL
Other Securities(1)......                  1,312,192     0.79
                                        ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments,
  Inc. ..................      50,111        777,723     0.47
Other Securities(1)......                  2,976,908     1.80
                                        ------------   ------
                                           3,754,631     2.27
                                        ------------   ------
SOFTWARE
Microsoft Corp. .........     304,449      5,918,488     3.58
Oracle Corp. (a)(b)......     151,019      2,677,567     1.62
Other Securities(1)......                  2,913,062     1.77
                                        ------------   ------
                                          11,509,117     6.97
                                        ------------   ------
SPECIALTY RETAIL
Lowe's Cos., Inc. .......      56,242      1,210,328     0.73
The Home Depot, Inc.
  (a)....................      65,318      1,503,620     0.91
Other Securities(1)......                  2,943,135     1.78
                                        ------------   ------
                                           5,657,083     3.42
                                        ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)......                    892,082     0.54
                                        ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1)......                    335,897     0.20
                                        ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)......                    189,479     0.11
                                        ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)......                  1,137,542     0.69
                                        ------------   ------
TOTAL COMMON STOCKS --
  (Cost $247,837,734)....                164,631,861    99.67
                                        ------------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
SHORT TERM INVESTMENTS
  MONEY MARKET FUNDS
State Street Navigator
  Securities Lending
  Prime Portfolio
  (c)(d).................  28,955,817   $ 28,955,817    17.53%
STIC Prime Portfolio.....   1,045,590      1,045,590     0.63
                                        ------------   ------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $30,001,407).....                 30,001,407    18.16
                                        ------------   ------
TOTAL INVESTMENTS (Cost
  $277,839,141)..........                194,633,268   117.83
OTHER ASSETS AND
  LIABILITIES............                (29,450,154)  (17.83)
                                        ------------   ------
NET ASSETS...............               $165,183,114   100.00
                                        ============   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2008.
(a)   Security, or portion thereof, was on loan at December 31, 2008.
(b)   Non-income producing security.
(c)   Investments of cash collateral for securities loaned.
(d)   Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. ..............      15,569   $    664,329     0.66%
Honeywell International,
  Inc. ..................      15,797        518,616     0.51
Raytheon Co. (a).........       9,857        503,101     0.50
Other Securities(1)......                    433,657     0.43
                                        ------------   ------
                                           2,119,703     2.10
                                        ------------   ------
AIR FREIGHT & LOGISTICS
United Parcel Service,
  Inc. (Class B).........      15,375        848,085     0.84
                                        ------------   ------
AIRLINES
Other Securities(1)......                    172,049     0.17
                                        ------------   ------
AUTO COMPONENTS
Other Securities(1)......                    281,151     0.28
                                        ------------   ------
AUTOMOBILES
Other Securities(1)......                    166,585     0.16
                                        ------------   ------
BEVERAGES
The Coca-Cola Co. .......      50,502      2,286,225     2.26
Other Securities(1)......                    360,338     0.36
                                        ------------   ------
                                           2,646,563     2.62
                                        ------------   ------
BUILDING PRODUCTS
Other Securities(1)......                    109,764     0.11
                                        ------------   ------
CAPITAL MARKETS
State Street Corp. (b)...      10,312        405,571     0.40
The Bank of New York
  Mellon Corp. ..........      27,114        768,140     0.76
The Goldman Sachs Group,
  Inc. ..................       9,538        804,912     0.80
Other Securities(1)......                  1,300,130     1.28
                                        ------------   ------
                                           3,278,753     3.24
                                        ------------   ------
CHEMICALS
E. I. du Pont de Nemours
  & Co. .................      21,407        541,597     0.53
Other Securities(1)......                  1,253,364     1.24
                                        ------------   ------
                                           1,794,961     1.77
                                        ------------   ------
COMMERCIAL BANKS
U.S. Bancorp (a).........      41,012      1,025,710     1.01
Wells Fargo & Co. (a)....      83,086      2,449,375     2.42
Other Securities(1)......                  2,217,468     2.20
                                        ------------   ------
                                           5,692,553     5.63
                                        ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)......                    464,198     0.46
                                        ------------   ------
COMPUTERS & PERIPHERALS
International Business
  Machines Corp. ........      32,150      2,705,744     2.67
Other Securities(1)......                    169,239     0.17
                                        ------------   ------
                                           2,874,983     2.84
                                        ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)......                     82,274     0.08
                                        ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)......                    151,406     0.15
                                        ------------   ------
CONSUMER FINANCE
Other Securities(1)......                    394,286     0.39
                                        ------------   ------
CONTAINERS & PACKAGING
Other Securities(1)......                    223,823     0.22
                                        ------------   ------
DISTRIBUTORS
Other Securities(1)......                    142,316     0.14
                                        ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. ...     118,960      1,674,957     1.65
Citigroup, Inc. .........     129,198        866,918     0.86
JPMorgan Chase & Co. ....      88,605      2,793,716     2.76
Other Securities(1)......                     38,608     0.04
                                        ------------   ------
                                           5,374,199     5.31
                                        ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. ..............     140,993      4,018,300     3.97
Verizon Communications,
  Inc. ..................      67,911      2,302,183     2.28
Other Securities(1)......                    377,257     0.37
                                        ------------   ------
                                           6,697,740     6.62
                                        ------------   ------
ELECTRIC UTILITIES
Duke Energy Corp. (a)....      29,947        449,505     0.44
Exelon Corp. (a).........      15,615        868,350     0.86
FPL Group, Inc. (a)......       8,967        451,309     0.45
The Southern Co. (a).....      18,230        674,510     0.67
Other Securities(1)......                  2,118,258     2.09
                                        ------------   ------
                                           4,561,932     4.51
                                        ------------   ------
ELECTRICAL EQUIPMENT
Other Securities(1)......                    138,680     0.14
                                        ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities(1)......                     45,847     0.05
                                        ------------   ------
FOOD & STAPLES RETAILING
Other Securities(1)......                    701,058     0.69
                                        ------------   ------
FOOD PRODUCTS
General Mills, Inc. .....       7,580        460,485     0.45
Kraft Foods, Inc. (a)....      31,906        856,676     0.85
Other Securities(1)......                  1,549,044     1.53
                                        ------------   ------
                                           2,866,205     2.83
                                        ------------   ------
GAS UTILITIES
Other Securities(1)......                     52,102     0.05
                                        ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1)......                    101,889     0.10
                                        ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1)......                    316,203     0.31
                                        ------------   ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. ........      26,444      1,644,553     1.63
Other Securities(1)......                    286,993     0.28
                                        ------------   ------
                                           1,931,546     1.91
                                        ------------   ------
HOUSEHOLD DURABLES
Other Securities(1)......                    623,254     0.62
                                        ------------   ------
HOUSEHOLD PRODUCTS
Kimberly-Clark Corp. ....       9,817        517,749     0.51
                                        ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)......                     71,008     0.07
                                        ------------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
INDUSTRIAL CONGLOMERATES
3M Co. (a)...............      15,162   $    872,422     0.86%
General Electric Co. ....     236,927      3,838,217     3.80
Other Securities(1)......                    324,627     0.32
                                        ------------   ------
                                           5,035,266     4.98
                                        ------------   ------
INSURANCE
Berkshire Hathaway, Inc.
  (Class A) (a)(c).......          28      2,704,800     2.67
Chubb Corp. .............       8,395        428,145     0.42
MetLife, Inc. ...........      12,031        419,401     0.42
The Allstate Corp. ......      12,719        416,674     0.41
The Travelers Cos.,
  Inc. ..................      13,892        627,918     0.62
Other Securities(1)......                  2,786,898     2.76
                                        ------------   ------
                                           7,383,836     7.30
                                        ------------   ------
IT SERVICES
Other Securities(1)......                    193,641     0.19
                                        ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)......                    265,461     0.26
                                        ------------   ------
MACHINERY
Other Securities(1)......                    506,503     0.50
                                        ------------   ------
MEDIA
Other Securities(1)......                    257,860     0.26
                                        ------------   ------
METALS & MINING
Other Securities(1)......                    384,766     0.38
                                        ------------   ------
MULTI-UTILITIES
Dominion Resources, Inc.
  (a)....................      13,756        493,015     0.49
Other Securities(1)......                  2,205,725     2.18
                                        ------------   ------
                                           2,698,740     2.67
                                        ------------   ------
MULTILINE RETAIL
Other Securities(1)......                    161,527     0.16
                                        ------------   ------
OIL, GAS & CONSUMABLE FUELS
Apache Corp. ............       7,857        585,582     0.58
Chevron Corp. ...........      48,202      3,565,502     3.52
ConocoPhillips (a).......      32,726      1,695,207     1.68
Devon Energy Corp. ......       9,906        650,923     0.64
Exxon Mobil Corp. .......     120,653      9,631,729     9.52
Marathon Oil Corp. ......      16,960        464,026     0.46
Occidental Petroleum
  Corp. (a)..............      19,486      1,168,965     1.16
Other Securities(1)......                  1,115,779     1.10
                                        ------------   ------
                                          18,877,713    18.66
                                        ------------   ------
PAPER & FOREST PRODUCTS
Other Securities(1)......                    337,020     0.33
                                        ------------   ------
PHARMACEUTICALS
Abbott Laboratories......      36,541      1,950,193     1.93
Bristol-Myers Squibb
  Co. ...................      46,661      1,084,868     1.07
Eli Lilly & Co. .........      22,926        923,230     0.91
Merck & Co., Inc. (a)....      50,141      1,524,287     1.51
Pfizer, Inc. ............     159,963      2,832,945     2.80
Wyeth....................      31,671      1,187,979     1.17
                                        ------------   ------
                                           9,503,502     9.39
                                        ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1)......                  2,398,455     2.37
                                        ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)......                     11,417     0.01
                                        ------------   ------
ROAD & RAIL
Burlington Northern Santa
  Fe Corp. (a)...........       6,715        508,392     0.50
Union Pacific Corp. (a)..      12,056        576,277     0.57
Other Securities(1)......                     93,651     0.09
                                        ------------   ------
                                           1,178,320     1.16
                                        ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. (a)..........     131,947      1,934,343     1.91
                                        ------------   ------
SOFTWARE
Other Securities(1)......                     63,931     0.06
                                        ------------   ------
SPECIALTY RETAIL
Other Securities(1)......                    210,718     0.21
                                        ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)......                    110,307     0.11
                                        ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1)......                    207,619     0.21
                                        ------------   ------
TOBACCO
Altria Group, Inc. ......      49,048        738,663     0.73
Philip Morris
  International, Inc. ...      48,000      2,088,480     2.06
Other Securities(1)......                    622,776     0.62
                                        ------------   ------
                                           3,449,919     3.41
                                        ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)......                    124,331     0.12
                                        ------------   ------
WATER UTILITIES
Other Securities(1)......                     28,919     0.03
                                        ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)......                    124,279     0.12
                                        ------------   ------
TOTAL COMMON STOCKS --
  (Cost $139,624,421)....                100,891,258    99.72
                                        ------------   ------
SHORT TERM INVESTMENTS MONEY MARKET FUNDS
State Street Navigator
  Securities Lending
  Prime Portfolio
  (d)(e).................  15,076,946     15,076,946    14.90
STIC Prime Portfolio.....   1,177,060      1,177,060     1.17
                                        ------------   ------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $16,254,006).....                 16,254,006    16.07
                                        ------------   ------
TOTAL INVESTMENTS
  (Cost $155,878,427)....                117,145,264   115.79
OTHER ASSETS AND
  LIABILITIES............                (15,972,693)  (15.79)
                                        ------------   ------
NET ASSETS...............               $101,172,571   100.00
                                        ============   ======






See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2008.
(a)   Security, or portion thereof, was on loan at December 31, 2008.
(b)   Affiliated Issuer. (Note 3)
(c)   Non-income producing security.
(d)   Investments of cash collateral for securities loaned.
(e)   Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
COMMON STOCKS AEROSPACE &
  DEFENSE
Other Securities(1).......              $   205,154     1.01%
                                        -----------   ------
AIRLINES
Delta Air Lines, Inc.
  (a).....................     14,344       164,382     0.81
Other Securities(1).......                   67,637     0.33
                                        -----------   ------
                                            232,019     1.14
                                        -----------   ------
AUTO COMPONENTS
Other Securities(1).......                  115,813     0.57
                                        -----------   ------
BEVERAGES
Constellation Brands, Inc.
  (Class A)(a)(b).........      4,407        69,498     0.34
Other Securities(1).......                  102,670     0.51
                                        -----------   ------
                                            172,168     0.85
                                        -----------   ------
BIOTECHNOLOGY
Myriad Genetics, Inc.
  (a)(b)..................      1,057        70,037     0.35
Vertex Pharmaceuticals,
  Inc. (a)(b).............      3,422       103,960     0.51
Other Securities(1).......                  273,043     1.35
                                        -----------   ------
                                            447,040     2.21
                                        -----------   ------
BUILDING PRODUCTS
Other Securities(1).......                   94,186     0.46
                                        -----------   ------
CAPITAL MARKETS
Other Securities(1).......                  416,146     2.05
                                        -----------   ------
CHEMICALS
Other Securities(1).......                  532,280     2.63
                                        -----------   ------
COMMERCIAL BANKS
Marshall & Ilsley Corp.
  (b).....................      5,575        76,043     0.37
Other Securities(1).......                  801,096     3.96
                                        -----------   ------
                                            877,139     4.33
                                        -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Cintas Corp. (b)..........      3,041        70,642     0.35
Other Securities(1).......                  226,608     1.12
                                        -----------   ------
                                            297,250     1.47
                                        -----------   ------
COMMUNICATIONS EQUIPMENT
Other Securities(1).......                  181,849     0.90
                                        -----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1).......                  288,492     1.42
                                        -----------   ------
CONSTRUCTION & ENGINEERING
URS Corp. (a).............      1,899        77,422     0.38
Other Securities(1).......                  176,934     0.87
                                        -----------   ------
                                            254,356     1.25
                                        -----------   ------
CONSTRUCTION MATERIALS
Martin Marietta Materials,
  Inc. (b)................        938        91,061     0.45
                                        -----------   ------
CONSUMER FINANCE
Other Securities(1).......                    3,690     0.02
                                        -----------   ------
CONTAINERS & PACKAGING
Ball Corp. ...............      2,151        89,460     0.44
Crown Holdings, Inc. (a)..      3,617        69,446     0.34
Pactiv Corp. (a)..........      2,965        73,769     0.36
Other Securities(1).......                  292,225     1.45
                                        -----------   ------
                                            524,900     2.59
                                        -----------   ------
DISTRIBUTORS
Other Securities(1).......                   36,426     0.18
                                        -----------   ------
DIVERSIFIED CONSUMER SERVICES
DeVry, Inc. (b)...........      1,409        80,891     0.40
ITT Educational Services,
  Inc. (a)(b).............        889        84,437     0.42
Strayer Education, Inc.
  (b).....................        326        69,898     0.34
Other Securities(1).......                   73,788     0.36
                                        -----------   ------
                                            309,014     1.52
                                        -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1).......                   65,290     0.32
                                        -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1).......                  153,187     0.76
                                        -----------   ------
ELECTRIC UTILITIES
Northeast Utilities.......      3,557        85,581     0.42
Pinnacle West Capital
  Corp. (b)...............      2,288        73,513     0.36
Other Securities(1).......                  309,202     1.53
                                        -----------   ------
                                            468,296     2.31
                                        -----------   ------
ELECTRICAL EQUIPMENT
Other Securities(1).......                  195,515     0.96
                                        -----------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities(1).......                  479,630     2.37
                                        -----------   ------
ENERGY EQUIPMENT & SERVICES
Other Securities(1).......                  414,067     2.04
                                        -----------   ------
FOOD & STAPLES RETAILING
Other Securities(1).......                   76,762     0.38
                                        -----------   ------
FOOD PRODUCTS
Ralcorp Holdings, Inc.
  (a).....................      1,283        74,927     0.37
The J.M. Smucker Co. .....      2,683       116,335     0.57
Other Securities(1).......                  250,924     1.24
                                        -----------   ------
                                            442,186     2.18
                                        -----------   ------
GAS UTILITIES
Other Securities(1).......                  407,793     2.01
                                        -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Edwards Lifesciences Corp.
  (a)(b)..................      1,266        69,567     0.34
Other Securities(1).......                  436,931     2.16
                                        -----------   ------
                                            506,498     2.50
                                        -----------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1).......                  374,154     1.85
                                        -----------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1).......                  139,941     0.69
                                        -----------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
HOTELS, RESTAURANTS & LEISURE
Darden Restaurants,
  Inc. ...................      2,944   $    82,962     0.41%
Other Securities(1).......                  235,488     1.16
                                        -----------   ------
                                            318,450     1.57
                                        -----------   ------
HOUSEHOLD DURABLES
Other Securities(1).......                  540,508     2.67
                                        -----------   ------
HOUSEHOLD PRODUCTS
Church & Dwight Co., Inc.
  (b).....................      1,592        89,343     0.44
Energizer Holdings, Inc.
  (b)(a)..................      1,317        71,302     0.35
                                        -----------   ------
                                            160,645     0.79
                                        -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).......                   35,872     0.18
                                        -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).......                   39,581     0.20
                                        -----------   ------
INSURANCE
Arch Capital Group, Ltd.
  (a)(b)..................      1,131        79,283     0.39
Cincinnati Financial Corp.
  (b).....................      3,454       100,408     0.50
Fidelity National
  Financial, Inc. (Class
  A)......................      4,809        85,360     0.42
HCC Insurance Holdings,
  Inc. (b)................      2,603        69,630     0.34
PartnerRe, Ltd. (b).......      1,244        88,660     0.44
RenaissanceRe Holdings,
  Ltd. ...................      1,392        71,772     0.35
W.R. Berkley Corp. .......      3,205        99,355     0.49
Other Securities(1).......                  831,430     4.11
                                        -----------   ------
                                          1,425,898     7.04
                                        -----------   ------
INTERNET & CATALOG RETAIL
Other Securities(1).......                   67,979     0.34
                                        -----------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1).......                   96,624     0.48
                                        -----------   ------
IT SERVICES
Affiliated Computer
  Services, Inc. (Class A)
  (a)(b)..................      2,090        96,036     0.47
Fidelity National
  Information Services,
  Inc. ...................      4,314        70,189     0.35
SAIC, Inc. (a)............      4,377        85,264     0.42
Other Securities(1).......                  436,346     2.15
                                        -----------   ------
                                            687,835     3.39
                                        -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).......                   40,171     0.20
                                        -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Life Technologies Corp
  (a)(b)..................      3,919        91,352     0.45
Other Securities(1).......                  235,170     1.16
                                        -----------   ------
                                            326,522     1.61
                                        -----------   ------
MACHINERY
Other Securities(1).......                  648,211     3.20
                                        -----------   ------
MARINE
Other Securities(1).......                   66,994     0.33
                                        -----------   ------
MEDIA
Other Securities(1).......                  341,644     1.69
                                        -----------   ------
METALS & MINING
Other Securities(1).......                  176,714     0.87
                                        -----------   ------
MULTI-UTILITIES
Alliant Energy Corp. .....      2,509        73,213     0.36
Integrys Energy Group,
  Inc. (b)................      1,738        74,699     0.37
NSTAR(b)..................      2,441        89,072     0.44
Puget Energy, Inc. .......      2,655        72,402     0.36
SCANA Corp. (b)...........      2,395        85,262     0.42
Other Securities(1).......                  276,073     1.36
                                        -----------   ------
                                            670,721     3.31
                                        -----------   ------
MULTILINE RETAIL
Dollar Tree Stores, Inc.
  (a)(b)..................      2,059        86,066     0.43
Family Dollar Stores, Inc.
  (b).....................      3,014        78,575     0.39
Other Securities(1).......                   27,169     0.13
                                        -----------   ------
                                            191,810     0.95
                                        -----------   ------
OFFICE ELECTRONICS
Other Securities(1).......                   29,539     0.15
                                        -----------   ------
OIL, GAS & CONSUMABLE FUELS
Sunoco, Inc. (b)..........      2,673       116,169     0.57
Other Securities(1).......                1,013,517     5.01
                                        -----------   ------
                                          1,129,686     5.58
                                        -----------   ------
PAPER & FOREST PRODUCTS
Other Securities(1).......                   59,432     0.29
                                        -----------   ------
PERSONAL PRODUCTS
Other Securities(1).......                   99,771     0.49
                                        -----------   ------
PHARMACEUTICALS
Endo Pharmaceuticals
  Holdings, Inc. (a)(b)...      2,722        70,445     0.35
Other Securities(1).......                  307,231     1.51
                                        -----------   ------
                                            377,676     1.86
                                        -----------   ------
PROFESSIONAL SERVICES
Equifax, Inc. ............      2,872        76,165     0.38
Robert Half International,
  Inc. (b)................      3,545        73,807     0.36
Other Securities(1).......                  191,836     0.95
                                        -----------   ------
                                            341,808     1.69
                                        -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Federal Realty Investment
  Trust(b)................      1,344        83,436     0.41
Health Care REIT, Inc.
  (b).....................      2,339        98,706     0.49
Regency Centers Corp.
  (b).....................      1,573        73,459     0.36
Other Securities(1).......                  932,719     4.60
                                        -----------   ------
                                          1,188,320     5.86
                                        -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).......                   84,187     0.42
                                        -----------   ------
ROAD & RAIL
Other Securities(1).......                  244,411     1.21
                                        -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities(1).......                  404,745     2.00
                                        -----------   ------
SOFTWARE
Other Securities(1).......                  558,121     2.75
                                        -----------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
SPECIALTY RETAIL
Advance Auto Parts,
  Inc. ...................      2,150   $    72,347     0.36%
O'Reilly Automotive, Inc.
  (a)(b)..................      3,043        93,542     0.46
Other Securities(1).......                  364,135     1.80
                                        -----------   ------
                                            530,024     2.62
                                        -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).......                   88,824     0.44
                                        -----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).......                   83,403     0.41
                                        -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).......                   65,960     0.33
                                        -----------   ------
WATER UTILITIES
Other Securities(1).......                   90,418     0.45
                                        -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Telephone & Data Systems,
  Inc. ...................      2,333        74,073     0.37
Other Securities(1).......                   88,827     0.43
                                        -----------   ------
                                            162,900     0.80
                                        -----------   ------
TOTAL COMMON STOCKS --
  (Cost $29,509,045)......               20,177,706    99.59
                                        -----------   ------
SHORT TERM INVESTMENTS
  MONEY MARKET FUNDS
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)........  5,154,190     5,154,190    25.44
STIC Prime Portfolio......    132,336       132,336     0.65
                                        -----------   ------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,286,526).......                5,286,526    26.09
                                        -----------   ------
TOTAL INVESTMENTS
  (Cost $34,795,571)......               25,464,232   125.68
OTHER ASSETS AND
  LIABILITIES.............               (5,203,130)  (25.68)
                                        -----------   ------
NET ASSETS................              $20,261,102   100.00
                                        ===========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2008.
(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2008.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Alliant Techsystems, Inc.
  (a)(b)..................      1,850   $   158,656     0.59%
Other Securities(1).......                  264,266     0.99
                                        -----------   ------
                                            422,922     1.58
                                        -----------   ------
AIRLINES
AMR Corp. (a)(b)..........     15,654       167,028     0.62
                                        -----------   ------
AUTO COMPONENTS
Other Securities(1).......                  211,957     0.79
                                        -----------   ------
BEVERAGES
Constellation Brands, Inc.
  (Class A)(a)(b).........     10,901       171,909     0.64
Other Securities(1).......                  181,169     0.67
                                        -----------   ------
                                            353,078     1.31
                                        -----------   ------
BIOTECHNOLOGY
Alexion Pharmaceuticals,
  Inc. (a)................      4,383       158,621     0.59
Myriad Genetics, Inc.
  (a)(b)..................      2,625       173,932     0.65
Vertex Pharmaceuticals,
  Inc. (a)(b).............      8,437       256,316     0.96
Other Securities(1).......                  519,836     1.93
                                        -----------   ------
                                          1,108,705     4.13
                                        -----------   ------
CAPITAL MARKETS
Other Securities(1).......                  576,667     2.15
                                        -----------   ------
CHEMICALS
Airgas, Inc. (b)..........      3,944       153,777     0.57
Other Securities(1).......                  387,518     1.45
                                        -----------   ------
                                            541,295     2.02
                                        -----------   ------
COMMERCIAL SERVICES & SUPPLIES
Cintas Corp. .............      7,501       174,248     0.65
Covanta Holding Corp.
  (a)(b)..................      6,883       151,151     0.56
Other Securities(1).......                  410,241     1.53
                                        -----------   ------
                                            735,640     2.74
                                        -----------   ------
COMMUNICATIONS EQUIPMENT
Other Securities(1).......                  365,362     1.36
                                        -----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1).......                  491,163     1.83
                                        -----------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1).......                  357,511     1.33
                                        -----------   ------
CONSTRUCTION MATERIALS
Martin Marietta Materials,
  Inc. (b)................      2,333       226,488     0.84
                                        -----------   ------
CONTAINERS & PACKAGING
Ball Corp. ...............      5,316       221,092     0.82
Crown Holdings, Inc. (a)..      9,039       173,549     0.65
Pactiv Corp. (a)..........      7,376       183,515     0.68
Other Securities(1).......                  133,056     0.50
                                        -----------   ------
                                            711,212     2.65
                                        -----------   ------
DISTRIBUTORS
Other Securities(1).......                   91,391     0.34
                                        -----------   ------
DIVERSIFIED CONSUMER SERVICES
DeVry, Inc. (b)...........      3,503       201,107     0.75
ITT Educational Services,
  Inc. (a)(b).............      2,196       208,576     0.78
Strayer Education, Inc.
  (b).....................        804       172,386     0.64
Other Securities(1).......                  112,601     0.42
                                        -----------   ------
                                            694,670     2.59
                                        -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1).......                   70,028     0.26
                                        -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1).......                   70,352     0.26
                                        -----------   ------
ELECTRIC UTILITIES
Other Securities(1).......                  121,605     0.45
                                        -----------   ------
ELECTRICAL EQUIPMENT
Other Securities(1).......                  191,183     0.71
                                        -----------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Avnet, Inc. (a)(b)........      8,421       153,346     0.57
Other Securities(1).......                  877,835     3.27
                                        -----------   ------
                                          1,031,181     3.84
                                        -----------   ------
ENERGY EQUIPMENT & SERVICES
Other Securities(1).......                  906,251     3.38
                                        -----------   ------
FOOD & STAPLES RETAILING
Other Securities(1).......                  189,505     0.71
                                        -----------   ------
FOOD PRODUCTS
Dean Foods Co. (a)(b).....      8,668       155,764     0.58
Other Securities(1).......                  118,219     0.44
                                        -----------   ------
                                            273,983     1.02
                                        -----------   ------
GAS UTILITIES
ONEOK, Inc. (b)...........      5,491       159,898     0.60
Other Securities(1).......                  107,758     0.40
                                        -----------   ------
                                            267,656     1.00
                                        -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Beckman Coulter, Inc.
  (b).....................      3,529       155,064     0.58
Edwards Lifesciences Corp.
  (a).....................      3,122       171,554     0.64
ResMed, Inc. (a)..........      4,273       160,152     0.60
Other Securities(1).......                  492,386     1.83
                                        -----------   ------
                                            979,156     3.65
                                        -----------   ------
HEALTH CARE PROVIDERS & SERVICES
Omnicare, Inc. (b)........      6,013       166,921     0.62
Other Securities(1).......                  629,639     2.35
                                        -----------   ------
                                            796,560     2.97
                                        -----------   ------
HEALTH CARE TECHNOLOGY
IMS Health, Inc. (b)......     10,216       154,875     0.58
Other Securities(1).......                  195,771     0.73
                                        -----------   ------
                                            350,646     1.31
                                        -----------   ------
HOTELS, RESTAURANTS & LEISURE
Darden Restaurants, Inc.
  (b).....................      7,266       204,756     0.76
Other Securities(1).......                  531,151     1.98
                                        -----------   ------
                                            735,907     2.74
                                        -----------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
HOUSEHOLD DURABLES
Toll Brothers, Inc.
  (a)(b)..................      7,238   $   155,110     0.58%
Other Securities(1).......                  184,591     0.69
                                        -----------   ------
                                            339,701     1.27
                                        -----------   ------
HOUSEHOLD PRODUCTS
Church & Dwight Co., Inc.
  (b).....................      3,956       222,011     0.83
Energizer Holdings, Inc.
  (a)(b)..................      3,290       178,120     0.66
                                        -----------   ------
                                            400,131     1.49
                                        -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).......                   88,837     0.33
                                        -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).......                   25,074     0.09
                                        -----------   ------
INSURANCE
W.R. Berkley Corp. .......      7,898       244,838     0.91
Other Securities(1).......                  133,488     0.50
                                        -----------   ------
                                            378,326     1.41
                                        -----------   ------
INTERNET & CATALOG RETAIL
Priceline.com, Inc.
  (a)(b)..................      2,263       166,670     0.62
                                        -----------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1).......                  240,144     0.89
                                        -----------   ------
IT SERVICES
Affiliated Computer
Services, Inc. (Class A)
  (a)(b)..................      5,255       241,467     0.90
Fidelity National
Information Services,
  Inc. ...................     10,632       172,983     0.64
SAIC, Inc. (a)............     10,828       210,929     0.79
Total System Services,
  Inc. (b)................     11,151       156,114     0.58
Other Securities(1).......                  769,279     2.87
                                        -----------   ------
                                          1,550,772     5.78
                                        -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Life Technologies Corp
  (a).....................      9,647       224,872     0.84
Millipore Corp. (a)(b)....      3,075       158,424     0.59
Other Securities(1).......                  426,652     1.59
                                        -----------   ------
                                            809,948     3.02
                                        -----------   ------
MACHINERY
Other Securities(1).......                1,000,604     3.73
                                        -----------   ------
MARINE
Other Securities(1).......                   82,928     0.31
                                        -----------   ------
MEDIA
Other Securities(1).......                  454,851     1.69
                                        -----------   ------
METALS & MINING
Other Securities(1).......                  234,754     0.87
                                        -----------   ------
MULTILINE RETAIL
Dollar Tree Stores, Inc.
  (a)(b)..................      5,089       212,720     0.79
Family Dollar Stores, Inc.
  (b).....................      7,495       195,395     0.73
                                        -----------   ------
                                            408,115     1.52
                                        -----------   ------
OFFICE ELECTRONICS
Other Securities(1).......                   72,288     0.27
                                        -----------   ------
OIL, GAS & CONSUMABLE FUELS
Cabot Oil & Gas Corp.
  (b).....................      5,810       151,060     0.56
Kinder Morgan Management
  LLC(a)..................      4,095       163,718     0.61
Sunoco, Inc. (b)..........      6,648       288,922     1.08
Other Securities(1).......                  938,032     3.49
                                        -----------   ------
                                          1,541,732     5.74
                                        -----------   ------
PERSONAL PRODUCTS
Other Securities(1).......                  127,524     0.47
                                        -----------   ------
PHARMACEUTICALS
Endo Pharmaceuticals
Holdings, Inc. (a)(b).....      6,741       174,457     0.65
Mylan, Inc. (a)(b)........     17,007       168,199     0.62
Other Securities(1).......                  283,207     1.06
                                        -----------   ------
                                            625,863     2.33
                                        -----------   ------
PROFESSIONAL SERVICES
Equifax, Inc. ............      7,133       189,167     0.70
Robert Half International,
  Inc. (b)................      8,820       183,633     0.68
Other Securities(1).......                  361,058     1.35
                                        -----------   ------
                                            733,858     2.73
                                        -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities(1).......                  387,925     1.44
                                        -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).......                   56,095     0.21
                                        -----------   ------
ROAD & RAIL
J.B. Hunt Transport
Services, Inc. (b)........      6,217       163,321     0.61
Other Securities(1).......                  151,787     0.56
                                        -----------   ------
                                            315,108     1.17
                                        -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Lam Research Corp.
  (a)(b)..................      7,071       150,471     0.56
Other Securities(1).......                  849,382     3.16
                                        -----------   ------
                                            999,853     3.72
                                        -----------   ------
SOFTWARE
Other Securities(1).......                  946,665     3.53
                                        -----------   ------
SPECIALTY RETAIL
Advance Auto Parts,
  Inc. ...................      5,347       179,927     0.67
O'Reilly Automotive, Inc.
  (a)(b)..................      7,568       232,640     0.87
Other Securities(1).......                  690,404     2.57
                                        -----------   ------
                                          1,102,971     4.11
                                        -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).......                   95,489     0.36
                                        -----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).......                   70,782     0.26
                                        -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).......                   91,191     0.34
                                        -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Telephone & Data Systems,
  Inc. (b)................      5,789       183,801     0.69
Other Securities(1).......                  221,183     0.82
                                        -----------   ------
                                            404,984     1.51
                                        -----------   ------
TOTAL COMMON STOCKS --
  (Cost $43,417,484)......               26,792,285    99.79
                                        -----------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator
  Securities Lending prime
  Portfolio (c)(d)........  7,368,056   $ 7,368,056    27.44%
STIC Prime Portfolio......     98,663        98,663     0.37
                                        -----------   ------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $7,466,719).......                7,466,719    27.81
                                        -----------   ------
TOTAL INVESTMENTS
  (Cost $50,884,203)......               34,259,004   127.60
OTHER ASSETS AND
  LIABILITIES.............               (7,411,235)  (27.60)
                                        -----------   ------
NET ASSETS................              $26,847,769   100.00
                                        ===========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2008.
(a)   Non-income producing security.
(b)   Security, or portion thereof, was on loan at December 31, 2008.
(c)   Investments of cash collateral for securities loaned.
(d)   Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1).......              $    38,632     0.36%
                                        -----------   ------
AIRLINES
Delta Air Lines, Inc.
  (a).....................     16,363       187,520     1.75
                                        -----------   ------
AUTO COMPONENTS
Other Securities(1).......                   33,432     0.31
                                        -----------   ------
BEVERAGES
Other Securities(1).......                   33,472     0.31
                                        -----------   ------
BUILDING PRODUCTS
Other Securities(1).......                  106,109     0.99
                                        -----------   ------
CAPITAL MARKETS
Other Securities(1).......                  207,506     1.94
                                        -----------   ------
CHEMICALS
Lubrizol Corp. (b)........      1,769        64,374     0.60
Other Securities(1).......                  293,073     2.74
                                        -----------   ------
                                            357,447     3.34
                                        -----------   ------
COMMERCIAL BANKS
Associated Bancorp(b).....      3,072        64,297     0.60
Comerica, Inc. (b)........      3,933        78,070     0.73
Commerce Bancshares,
  Inc. ...................      1,588        69,793     0.65
Cullen/Frost Bankers, Inc.
  (b).....................      1,447        73,334     0.68
Huntington Bancshares,
  Inc. (b)................      9,450        72,387     0.68
Marshall & Ilsley Corp.
  (b).....................      6,320        86,205     0.81
Valley National
  Bancorp(b)..............      3,479        70,450     0.66
Zions Bancorp.............      3,005        73,653     0.69
Other Securities(1).......                  406,371     3.80
                                        -----------   ------
                                            994,560     9.30
                                        -----------   ------
COMMUNICATIONS EQUIPMENT
Other Securities(1).......                   38,662     0.36
                                        -----------   ------
COMPUTERS & PERIPHERALS
Other Securities(1).......                  101,893     0.95
                                        -----------   ------
CONSTRUCTION & ENGINEERING
URS Corp.(a)(b)...........      2,173        88,593     0.83
Other Securities(1).......                   37,795     0.35
                                        -----------   ------
                                            126,388     1.18
                                        -----------   ------
CONSUMER FINANCE
Other Securities(1).......                    4,100     0.04
                                        -----------   ------
CONTAINERS & PACKAGING
Other Securities(1).......                  271,727     2.54
                                        -----------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1).......                   32,946     0.31
                                        -----------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1).......                   42,871     0.40
                                        -----------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc. (b)......      2,582        70,566     0.66
Frontier Communications
  Corp. (b)...............      8,026        70,147     0.66
                                        -----------   ------
                                            140,713     1.32
                                        -----------   ------
ELECTRIC UTILITIES
DPL, Inc. ................      2,989        68,269     0.64
Northeast Utilities (b)...      4,067        97,852     0.91
Pinnacle West Capital
  Corp. (b)...............      2,619        84,148     0.79
Other Securities(1).......                  227,080     2.13
                                        -----------   ------
                                            477,349     4.47
                                        -----------   ------
ELECTRICAL EQUIPMENT
Other Securities(1).......                  134,174     1.26
                                        -----------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities(1).......                   73,251     0.69
                                        -----------   ------
ENERGY EQUIPMENT & SERVICES
Other Securities(1).......                   53,479     0.50
                                        -----------   ------
FOOD PRODUCTS
Ralcorp Holdings, Inc.
  (a).....................      1,468        85,731     0.80
The J.M. Smucker Co. (b)..      3,064       132,855     1.24
Other Securities(1).......                  161,870     1.52
                                        -----------   ------
                                            380,456     3.56
                                        -----------   ------
GAS UTILITIES
AGL Resources, Inc. (b)...      1,972        61,822     0.58
UGI Corp. ................      2,775        67,765     0.63
Other Securities(1).......                  209,104     1.96
                                        -----------   ------
                                            338,691     3.17
                                        -----------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities(1).......                  125,425     1.17
                                        -----------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1).......                   60,237     0.56
                                        -----------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1).......                   23,731     0.22
                                        -----------   ------
HOUSEHOLD DURABLES
The Black & Decker Corp.
  (b).....................      1,546        64,638     0.60
The Stanley Works (b).....      2,018        68,814     0.64
Other Securities(1).......                  325,396     3.05
                                        -----------   ------
                                            458,848     4.29
                                        -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).......                   32,561     0.31
                                        -----------   ------
INSURANCE
Arch Capital Group,
  Ltd.(a)(b)..............      1,294        90,710     0.85
Arthur J. Gallagher & Co.
  (b).....................      2,449        63,454     0.59
Cincinnati Financial Corp.
  (b).....................      3,946       114,710     1.07
Fidelity National
Financial, Inc. (Class A)
  (b).....................      5,499        97,607     0.91
HCC Insurance Holdings,
  Inc. (b)................      2,991        80,009     0.75
Markel Corp. (a)(b).......        257        76,843     0.72
Old Republic
International Corp. (b)...      6,024        71,806     0.67
PartnerRe, Ltd. ..........      1,431       101,987     0.95
Reinsurance Group of
America, Inc. ............      1,616        69,197     0.65
RenaissanceRe Holdings,
  Ltd. ...................      1,594        82,187     0.77
Other Securities(1).......                  601,711     5.64
                                        -----------   ------
                                          1,450,221    13.57
                                        -----------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       % OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
IT SERVICES
Lender Processing
  Services, Inc. .........      2,445   $    72,005     0.67%
                                        -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).......                   45,540     0.43
                                        -----------   ------
MACHINERY
Other Securities(1).......                  278,671     2.61
                                        -----------   ------
MARINE
Other Securities(1).......                   38,706     0.36
                                        -----------   ------
MEDIA
Other Securities(1).......                  180,223     1.69
                                        -----------   ------
METALS & MINING
Other Securities(1).......                   94,014     0.88
                                        -----------   ------
MULTI-UTILITIES
Alliant Energy Corp. .....      2,871        83,776     0.78
Integrys Energy Group,
  Inc. (b)................      1,970        84,671     0.79
NiSource, Inc. ...........      7,131        78,227     0.73
NSTAR.....................      2,774       101,223     0.95
Puget Energy, Inc. .......      3,053        83,255     0.78
SCANA Corp. (b)...........      2,738        97,473     0.91
TECO Energy, Inc. (b).....      5,128        63,331     0.59
Other Securities(1).......                  171,488     1.61
                                        -----------   ------
                                            763,444     7.14
                                        -----------   ------
MULTILINE RETAIL
Other Securities(1).......                   30,400     0.29
                                        -----------   ------
OIL, GAS & CONSUMABLE FUELS
Other Securities(1).......                  575,503     5.38
                                        -----------   ------
PAPER & FOREST PRODUCTS
Other Securities(1).......                   67,782     0.63
                                        -----------   ------
PERSONAL PRODUCT
Other Securities(1).......                   55,368     0.52
                                        -----------   ------
PHARMACEUTICALS
Perrigo Co. (b)...........      2,182        70,500     0.66
Watson Pharmaceuticals,
  Inc. (a)(b).............      2,721        72,297     0.68
                                        -----------   ------
                                            142,797     1.34
                                        -----------   ------
PROFESSIONAL SERVICES
Other Securities(1).......                   52,267     0.49
                                        -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Federal Realty Investment
  Trust(b)................      1,528        94,858     0.89
Health Care REIT, Inc.
  (b).....................      2,688       113,434     1.06
Nationwide Health
Properties, Inc. (b)......      2,589        74,356     0.70
Rayonier, Inc. (b)........      2,021        63,358     0.59
Realty Income Corp. (b)...      2,688        62,227     0.58
Regency Centers Corp.
  (b).....................      1,802        84,153     0.79
Other Securities(1).......                  682,773     6.38
                                        -----------   ------
                                          1,175,159    10.99
                                        -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1).......                   69,392     0.65
                                        -----------   ------
ROAD & RAIL
Other Securities(1).......                  131,732     1.23
                                        -----------   ------
SOFTWARE
Synopsys, Inc. (a)(b).....      3,755        69,543     0.65%
Other Securities(1).......                  129,286     1.21
                                        -----------   ------
                                            198,829     1.86
                                        -----------   ------
SPECIALTY RETAIL
Other Securities(1).......                   96,398     0.90
                                        -----------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).......                   57,429     0.54
                                        -----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).......                   62,415     0.58
                                        -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).......                   34,593     0.32
                                        -----------   ------
WATER UTILITIES
Aqua America, Inc. (b)....      3,483        71,715     0.67
Other Securities(1).......                   31,216     0.29
                                        -----------   ------
                                            102,931     0.96
                                        -----------   ------
TOTAL COMMON STOCKS --
  (Cost $14,722,874)......               10,651,999    99.63
                                        -----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)........  2,325,652     2,325,652    21.75
STIC Prime Portfolio......     83,286        83,286     0.78
                                        -----------   ------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,408,938).......                2,408,938    22.53
                                        -----------   ------
TOTAL INVESTMENTS
  (Cost $17,131,812)......               13,060,937   122.16
OTHER ASSETS AND
  LIABILITIES.............               (2,369,494)  (22.16)
                                        -----------   ------
NET ASSETS................              $10,691,443   100.00
                                        ===========   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2008.
(a)   Non-income producing security.
(b)   Security, or portion thereof, was on loan at December 31, 2008.
(c)   Investments of cash collateral for securities loaned.
(d)   Affiliated Fund managed by SSgA Funds Management, Inc.
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                      % OF
                                                       NET
SECURITY DESCRIPTION           SHARES      VALUE     ASSETS
--------------------           ------      -----     ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1)..........           $  254,157    1.50%
                                        ----------    ----
AIR FREIGHT & LOGISTICS
Other Securities(1)..........               59,181    0.35
                                        ----------    ----
AIRLINES
Other Securities(1)..........              153,307    0.90
                                        ----------    ----
AUTO COMPONENTS
Other Securities(1)..........               63,245    0.37
                                        ----------    ----
AUTOMOBILES
Other Securities(1)..........               11,106    0.07
                                        ----------    ----
BEVERAGES
Other Securities(1)..........               42,456    0.25
                                        ----------    ----
BIOTECHNOLOGY
Myriad Genetics, Inc.
  (a)(b).....................     767       50,822    0.30
OSI Pharmaceuticals, Inc.
  (a)(b).....................     949       37,059    0.22
Other Securities(1)..........              380,900    2.24
                                        ----------    ----
                                           468,781    2.76
                                        ----------    ----
BUILDING PRODUCTS
Other Securities(1)..........              126,889    0.75
                                        ----------    ----
CAPITAL MARKETS
Lazard, Ltd. (Class A) (b)...   1,224       36,402    0.21
Other Securities(1)..........              232,307    1.37
                                        ----------    ----
                                           268,709    1.58
                                        ----------    ----
CHEMICALS
Other Securities(1)..........              340,018    2.00
                                        ----------    ----
COMMERCIAL BANKS
Associated Bancorp (b).......   1,922       40,227    0.24
Bank of Hawaii Corp. (b).....     768       34,691    0.20
Cullen/Frost Bankers, Inc. ..     915       46,372    0.27
First Horizon National Corp.
  (b)........................   3,408       36,028    0.21
Valley National Bancorp (b)..   2,176       44,064    0.26
Other Securities(1)..........            1,091,957    6.45
                                        ----------    ----
                                         1,293,339    7.63
                                        ----------    ----
COMMERCIAL SERVICES & SUPPLIES
Waste Connections, Inc. (a)..   1,277       40,315    0.24
Other Securities(1)..........              315,400    1.86
                                        ----------    ----
                                           355,715    2.10
                                        ----------    ----
COMMUNICATIONS EQUIPMENT
Other Securities(1)..........              385,402    2.27
                                        ----------    ----
COMPUTERS & PERIPHERALS
Other Securities(1)..........              138,217    0.81
                                        ----------    ----
CONSTRUCTION & ENGINEERING
Aecom Technology Corp.
  (a)(b).....................   1,251       38,443    0.23
Other Securities(1)..........              104,885    0.61
                                        ----------    ----
                                           143,328    0.84
                                        ----------    ----
CONSTRUCTION MATERIALS
Other Securities(1)..........               33,108    0.19
                                        ----------    ----
CONSUMER FINANCE
Other Securities(1)..........               71,820    0.42
                                        ----------    ----
CONTAINERS & PACKAGING
Aptargroup, Inc. ............   1,031       36,333    0.21
Other Securities(1)..........               94,463    0.56
                                        ----------    ----
                                           130,796    0.77
                                        ----------    ----
DISTRIBUTORS
Other Securities(1)..........               27,936    0.16
                                        ----------    ----
DIVERSIFIED CONSUMER SERVICES
Strayer Education, Inc. (b)..     230       49,314    0.29
Other Securities(1)..........              206,663    1.22
                                        ----------    ----
                                           255,977    1.51
                                        ----------    ----
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1)..........               79,896    0.47
                                        ----------    ----
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)..........              112,378    0.66
                                        ----------    ----
ELECTRIC UTILITIES
Great Plains Energy, Inc. ...   1,900       36,727    0.22
ITC Holdings Corp. (b).......     820       35,818    0.21
NV Energy, Inc. .............   3,763       37,216    0.22
Westar Energy, Inc. .........   1,740       35,687    0.21
Other Securities(1)..........              177,910    1.05
                                        ----------    ----
                                           323,358    1.91
                                        ----------    ----
ELECTRICAL EQUIPMENT
Other Securities(1)..........              274,298    1.62
                                        ----------    ----
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities(1)..........              255,857    1.51
                                        ----------    ----
ENERGY EQUIPMENT & SERVICES
Tidewater, Inc. (b)..........     829       33,384    0.20
Other Securities(1)..........              294,161    1.73
                                        ----------    ----
                                           327,545    1.93
                                        ----------    ----
FOOD & STAPLES RETAILING
BJ'S Wholesale Club, Inc.
  (a)(b).....................     991       33,952    0.20
Other Securities(1)..........              118,317    0.70
                                        ----------    ----
                                           152,269    0.90
                                        ----------    ----
FOOD PRODUCTS
Corn Products International,
  Inc. (b)...................   1,222       35,255    0.21
Flowers Foods, Inc. .........   1,399       34,080    0.20
Ralcorp Holdings, Inc. (a)...     927       54,137    0.32
The J.M. Smucker Co. ........   1,915       83,034    0.49
Other Securities(1)..........              167,122    0.98
                                        ----------    ----
                                           373,628    2.20
                                        ----------    ----
GAS UTILITIES
AGL Resources, Inc. (b)......   1,232       38,623    0.23
Atmos Energy Corp. ..........   1,496       35,455    0.21
Piedmont Natural Gas Co.,
  Inc. (b)...................   1,143       36,199    0.21
UGI Corp. ...................   1,738       42,442    0.25
Other Securities(1)..........              199,701    1.18
                                        ----------    ----
                                           352,420    2.08
                                        ----------    ----
HEALTH CARE EQUIPMENT & SUPPLIES
Edwards Lifesciences Corp.
  (a)(b).....................     913       50,169    0.30




See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        %OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
Gen-Probe, Inc. (a).......        891   $    38,171     0.22%
ResMed, Inc. (a)(b).......      1,222        45,801     0.27
Other Securities(1).......                  512,741     3.02
                                        -----------   ------
                                            646,882     3.81
                                        -----------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1).......                  514,491     3.03
                                        -----------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1).......                   60,420     0.36
                                        -----------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities(1).......                  424,941     2.51
                                        -----------   ------
HOUSEHOLD DURABLES
Snap-on, Inc. (b).........        925        36,426     0.22
Other Securities(1).......                  207,497     1.22
                                        -----------   ------
                                            243,923     1.44
                                        -----------   ------
HOUSEHOLD PRODUCTS
Other Securities(1).......                   13,189     0.08
                                        -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1).......                    9,603     0.06
                                        -----------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1).......                   60,640     0.36
                                        -----------   ------
INSURANCE
Arthur J. Gallagher &
  Co. ....................      1,527        39,565     0.23
First American Corp. .....      1,336        38,597     0.23
HCC Insurance Holdings,
  Inc. (b)................      1,857        49,675     0.29
Reinsurance Group of
  America, Inc. ..........      1,000        42,820     0.25
The Hanover Insurance
  Group, Inc. ............        830        35,665     0.21
Other Securities(1).......                  735,616     4.34
                                        -----------   ------
                                            941,938     5.55
                                        -----------   ------
INTERNET & CATALOG RETAIL
Other Securities(1).......                   55,372     0.33
                                        -----------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1).......                  246,356     1.45
                                        -----------   ------
IT SERVICES
Other Securities(1).......                  292,764     1.73
                                        -----------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1).......                   62,095     0.37
                                        -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Techne Corp. .............        623        40,196     0.24
Other Securities(1).......                  153,065     0.90
                                        -----------   ------
                                            193,261     1.14
                                        -----------   ------
MACHINERY
Other Securities(1).......                  568,318     3.35
                                        -----------   ------
MARINE
Other Securities(1).......                   65,633     0.39
                                        -----------   ------
MEDIA
Other Securities(1).......                  225,063     1.33
                                        -----------   ------
METALS & MINING
Other Securities(1).......                  198,665     1.17
                                        -----------   ------
MULTI-UTILITIES
OGE Energy Corp. .........      1,476        38,051     0.22
Vectren Corp. ............      1,344        33,613     0.20
Other Securities(1).......                   73,650     0.44
                                        -----------   ------
                                            145,314     0.86
                                        -----------   ------
MULTILINE RETAIL
Other Securities(1).......                   50,919     0.30
                                        -----------   ------
OFFICE ELECTRONICS
Other Securities(1).......                   20,463     0.12
                                        -----------   ------
OIL, GAS & CONSUMABLE FUELS
Comstock Resources, Inc.
  (a)(b)..................        756        35,721     0.21
Magellan Midstream
  Partners LP (b).........      1,101        33,261     0.20
Other Securities(1).......                  833,106     4.91
                                        -----------   ------
                                            902,088     5.32
                                        -----------   ------
PAPER & FOREST PRODUCTS
Other Securities(1).......                   38,565     0.23
                                        -----------   ------
PERSONAL PRODUCTS
Alberto-Culver Co. .......      1,410        34,559     0.20
Other Securities(1).......                   91,998     0.55
                                        -----------   ------
                                            126,557     0.75
                                        -----------   ------
PHARMACEUTICALS
Perrigo Co. (b)...........      1,367        44,168     0.26
Watson Pharmaceuticals,
  Inc.(a)(b)..............      1,686        44,797     0.26
Other Securities(1).......                  150,085     0.89
                                        -----------   ------
                                            239,050     1.41
                                        -----------   ------
PROFESSIONAL SERVICES
Other Securities(1).......                  202,863     1.20
                                        -----------   ------
REAL ESTATE INVESTMENT TRUSTS
Digital Realty Trust, Inc.
  (b).....................      1,102        36,201     0.21
Essex Property Trust, Inc.
  (b).....................        443        34,000     0.20
Nationwide Health
  Properties, Inc. (b)....      1,599        45,923     0.27
Realty Income Corp. (b)...      1,677        38,823     0.23
Other Securities(1).......                  854,401     5.04
                                        -----------   ------
                                          1,009,348     5.95
                                        -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
The St. Joe Co.(a)(b).....      1,478        35,945     0.21
Other Securities(1).......                   28,440     0.17
                                        -----------   ------
                                             64,385     0.38
                                        -----------   ------
ROAD & RAIL
Landstar Systems, Inc.
  (b).....................        875        33,626     0.20
Other Securities(1).......                  117,823     0.69
                                        -----------   ------
                                            151,449     0.89
                                        -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities(1).......                  462,353     2.73
                                        -----------   ------
SOFTWARE
Other Securities(1).......                  578,687     3.41
                                        -----------   ------
SPECIALTY RETAIL
Other Securities(1).......                  429,269     2.53
                                        -----------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        %OF
                                                        NET
SECURITY DESCRIPTION          SHARES       VALUE      ASSETS
--------------------          ------       -----      ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1).......              $   214,317     1.26%
                                        -----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1).......                  264,027     1.56
                                        -----------   ------
TOBACCO
Other Securities(1).......                   24,691     0.15
                                        -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1).......                  142,464     0.84
                                        -----------   ------
TRANSPORTATION INFRASTRUCTURE
Other Securities(1).......                    2,775     0.02
                                        -----------   ------
WATER UTILITIES
Aqua America, Inc. (b)....      2,201        45,319     0.27
Other Securities(1).......                   31,026     0.18
                                        -----------   ------
                                             76,345     0.45
                                        -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1).......                   29,202     0.17
                                        -----------   ------
TOTAL COMMON STOCKS --
(Cost $24,592,157)........               16,873,821    99.50
                                        -----------   ------
WARRANTS COMMUNICATIONS EQUIPMENT
Pegasus Wireless Corp.
  (a)(c) expiring 12/18/09
  (Cost $0)...............         97             0     0.00
                                        -----------   ------
SHORT TERM INVESTMENTS
  MONEY MARKET FUNDS
State Street Navigator
Securities Lending Prime
Portfolio(d)(e)...........  4,572,151     4,572,151    26.96
STIC Prime Portfolio......    131,883       131,883     0.78
                                        -----------   ------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,704,034).......                4,704,034    27.74
                                        -----------   ------
TOTAL INVESTMENTS
  (Cost $29,296,191)......               21,577,855   127.24
OTHER ASSETS AND
  LIABILITIES.............               (4,619,205)  (27.24)
                                        -----------   ------
NET ASSETS................              $16,958,650   100.00
                                        ===========   ======



(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2008.
(a)   Non-income producing security.
(b)   Security, or portion thereof, was on loan at December 31, 2008.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d)   Investments of cash collateral for securities loaned.
(e)   Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Teledyne Technologies,
  Inc. (a)(b)............       5,059   $    225,378     0.30%
Other Securities(1)......                  1,443,899     1.93
                                        ------------   ------
                                           1,669,277     2.23
                                        ------------   ------
AIR FREIGHT & LOGISTICS
Other Securities(1)......                    543,341     0.73
                                        ------------   ------
AIRLINES
Continental Airlines,
  Inc. (Class B) (a)(b)..      16,518        298,315     0.40
Other Securities(1)......                    949,672     1.27
                                        ------------   ------
                                           1,247,987     1.67
                                        ------------   ------
AUTO COMPONENTS
Other Securities(1)......                    329,890     0.44
                                        ------------   ------
AUTOMOBILES
Other Securities(1)......                     75,322     0.10
                                        ------------   ------
BEVERAGES
Other Securities(1)......                    153,427     0.20
                                        ------------   ------
BIOTECHNOLOGY
Myriad Genetics, Inc.
  (a)(b).................       6,916        458,254     0.61
Onyx Pharmaceuticals,
  Inc. (a)(b)............       8,343        284,997     0.38
OSI Pharmaceuticals, Inc.
  (a)(b).................       8,569        334,619     0.45
Other Securities(1)......                  3,066,358     4.10
                                        ------------   ------
                                           4,144,228     5.54
                                        ------------   ------
BUILDING PRODUCTS
Other Securities(1)......                    301,386     0.40
                                        ------------   ------
CAPITAL MARKETS
Lazard, Ltd. (Class A)
  (b)....................      11,395        338,887     0.45
Other Securities(1)......                    854,335     1.15
                                        ------------   ------
                                           1,193,222     1.60
                                        ------------   ------
CHEMICALS
Nalco Holding Co. .......      20,564        237,308     0.32
Other Securities(1)......                    600,453     0.80
                                        ------------   ------
                                             837,761     1.12
                                        ------------   ------
COMMERCIAL BANKS
Other Securities(1)......                    911,450     1.22
                                        ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Waste Connections, Inc.
  (a)....................      11,947        377,167     0.50
Other Securities(1)......                  1,911,471     2.56
                                        ------------   ------
                                           2,288,638     3.06
                                        ------------   ------
COMMUNICATIONS EQUIPMENT
F5 Networks, Inc.
  (a)(b).................      12,078        276,103     0.37
Other Securities(1)......                  2,667,943     3.57
                                        ------------   ------
                                           2,944,046     3.94
                                        ------------   ------
COMPUTERS & PERIPHERALS
QLogic Corp. (a)(b)......      19,063        256,207     0.34
Other Securities(1)......                    481,795     0.65
                                        ------------   ------
                                             738,002     0.99
                                        ------------   ------
CONSTRUCTION & ENGINEERING
Aecom Technology Corp.
  (a)(b).................      11,289        346,911     0.46%
Other Securities(1)......                    388,500     0.52
                                        ------------   ------
                                             735,411     0.98
                                        ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)......                    163,061     0.22
                                        ------------   ------
CONSUMER FINANCE
Other Securities(1)......                    552,377     0.74
                                        ------------   ------
CONTAINERS & PACKAGING
Other Securities(1)......                     45,522     0.06
                                        ------------   ------
DISTRIBUTORS
LKQ Corp. (a)(b).........      20,788        242,388     0.32
                                        ------------   ------
DIVERSIFIED CONSUMER SERVICES
Career Education Corp.
  (a)(b).................      13,343        239,373     0.32
Strayer Education, Inc.
  (b)....................       2,141        459,052     0.61
Other Securities(1)......                  1,296,317     1.74
                                        ------------   ------
                                           1,994,742     2.67
                                        ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1)......                    320,506     0.43
                                        ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)......                    642,661     0.86
                                        ------------   ------
ELECTRIC UTILITIES
ITC Holdings Corp. (b)...       7,448        325,329     0.43
                                        ------------   ------
ELECTRICAL EQUIPMENT
Other Securities(1)......                  1,162,399     1.55
                                        ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities(1)......                  1,576,222     2.11
                                        ------------   ------
ENERGY EQUIPMENT & SERVICES
Oceaneering
  International, Inc.
  (a)(b).................       8,313        242,241     0.32
Other Securities(1)......                  2,012,456     2.69
                                        ------------   ------
                                           2,254,697     3.01
                                        ------------   ------
FOOD & STAPLES RETAILING
BJ'S Wholesale Club, Inc.
  (a)(b).................       8,922        305,668     0.41
Other Securities(1)......                    383,646     0.51
                                        ------------   ------
                                             689,314     0.92
                                        ------------   ------
FOOD PRODUCTS
Flowers Foods, Inc. (b)..      12,719        309,835     0.41
Other Securities(1)......                    290,318     0.39
                                        ------------   ------
                                             600,153     0.80
                                        ------------   ------
GAS UTILITIES
Other Securities(1)......                     45,138     0.06
                                        ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Edwards Lifesciences
  Corp. (a)(b)...........       8,391        461,085     0.62
Gen-Probe, Inc. (a)......       8,105        347,218     0.46
Immucor, Inc. (a)........      10,539        280,127     0.38
ResMed, Inc. (a)(b)......      11,262        422,100     0.57
Thoratec Corp. (a)(b)....       8,393        272,689     0.37


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
Other Securities(1)......               $  2,746,395     3.66%
                                        ------------   ------
                                           4,529,614     6.06
                                        ------------   ------
HEALTH CARE PROVIDERS & SERVICES
AMERIGROUP Corp. (a).....       7,864        232,145     0.31
VCA Antech, Inc. (a)(b)..      12,564        249,772     0.33
Other Securities(1)......                  3,062,038     4.10
                                        ------------   ------
                                           3,543,955     4.74
                                        ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities(1)......                    543,196     0.73
                                        ------------   ------
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill,
  Inc. (a)(b)............       4,964        307,669     0.41
Panera Bread Co. (Class
  A) (a).................       4,531        236,699     0.32
Other Securities(1)......                  1,951,496     2.61
                                        ------------   ------
                                           2,495,864     3.34
                                        ------------   ------
HOUSEHOLD DURABLES
Other Securities(1)......                    373,596     0.50
                                        ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities(1)......                     90,830     0.12
                                        ------------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1)......                    130,462     0.17
                                        ------------   ------
INSURANCE
Other Securities(1)......                    224,703     0.30
                                        ------------   ------
INTERNET & CATALOG RETAIL
Other Securities(1)......                    506,268     0.68
                                        ------------   ------
INTERNET SOFTWARE & SERVICES
Equinix, Inc. (a)(b).....       4,815        256,110     0.34
Other Securities(1)......                  1,908,320     2.55
                                        ------------   ------
                                           2,164,430     2.89
                                        ------------   ------
IT SERVICES
Broadridge Financial
  Solutions, Inc. .......      20,857        261,547     0.35
NeuStar, Inc. (Class A)
  (a)....................      11,662        223,094     0.30
Other Securities(1)......                  1,802,431     2.41
                                        ------------   ------
                                           2,287,072     3.06
                                        ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)......                    171,158     0.23
                                        ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Techne Corp. ............       5,811        374,926     0.50
Other Securities(1)......                  1,123,726     1.50
                                        ------------   ------
                                           1,498,652     2.00
                                        ------------   ------
MACHINERY
CLARCOR, Inc. ...........       7,654        253,960     0.34
Wabtec Corp. (b).........       7,298        290,095     0.39
Other Securities(1)......                  1,913,815     2.56
                                        ------------   ------
                                           2,457,870     3.29
                                        ------------   ------
MARINE
Other Securities(1)......                    287,353     0.38
                                        ------------   ------
MEDIA
John Wiley & Sons, Inc.
  (Class A) (b)..........       7,607        270,657     0.36
Marvel Entertainment,
  Inc. (a)(b)............       7,768        238,866     0.32
Other Securities(1)......                    668,123     0.89
                                        ------------   ------
                                           1,177,646     1.57
                                        ------------   ------
METALS & MINING
Royal Gold, Inc. (b).....       4,775        234,978     0.31
Other Securities(1)......                    380,581     0.51
                                        ------------   ------
                                             615,559     0.82
                                        ------------   ------
MULTILINE RETAIL
Other Securities(1)......                    162,409     0.22
                                        ------------   ------
OFFICE ELECTRONICS
Other Securities(1)......                    192,125     0.26
                                        ------------   ------
OIL, GAS & CONSUMABLE FUELS
Comstock Resources, Inc.
  (a)(b).................       6,848        323,568     0.43
EXCO Resources, Inc.
  (a)....................      25,826        233,984     0.31
Other Securities(1)......                  3,233,946     4.33
                                        ------------   ------
                                           3,791,498     5.07
                                        ------------   ------
PERSONAL PRODUCTS
Other Securities(1)......                    730,836     0.98
                                        ------------   ------
PHARMACEUTICALS
Valeant Pharmaceuticals
  International (a)(b)...      10,375        237,588     0.32
Other Securities(1)......                  1,054,504     1.41
                                        ------------   ------
                                           1,292,092     1.73
                                        ------------   ------
PROFESSIONAL SERVICES
Other Securities(1)......                  1,196,801     1.60
                                        ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Corporate Office
  Properties Trust (b)...       7,724        237,127     0.32
Digital Realty Trust,
  Inc. (b)...............      10,015        328,993     0.44
Other Securities(1)......                    799,941     1.07
                                        ------------   ------
                                           1,366,061     1.83
                                        ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities(1)......                     45,893     0.06
                                        ------------   ------
ROAD & RAIL
Landstar Systems, Inc.
  (b)....................       7,936        304,980     0.41
Other Securities(1)......                    593,559     0.79
                                        ------------   ------
                                             898,539     1.20
                                        ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Rambus, Inc. (a)(b)......      15,880        252,810     0.34
Other Securities(1)......                  3,571,975     4.77
                                        ------------   ------
                                           3,824,785     5.11
                                        ------------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
SOFTWARE
Concur Technologies, Inc.
  (a)(b).................       7,437   $    244,082     0.33%
Factset Research Systems,
  Inc. (b)...............       6,433        284,596     0.38
Jack Henry & Associates,
  Inc. (b)...............      12,750        247,477     0.33
Nuance Communications,
  Inc. (a)(b)............      28,126        291,385     0.39
Parametric Technology
  Corp. (a)..............      17,544        221,932     0.30
Solera Holdings, Inc.
  (a)....................      10,339        249,170     0.33
Other Securities(1)......                  2,870,871     3.84
                                        ------------   ------
                                           4,409,513     5.90
                                        ------------   ------
SPECIALTY RETAIL
Other Securities(1)......                  2,244,359     3.00
                                        ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)......                  1,017,030     1.36
                                        ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities(1)......                    371,804     0.50
                                        ------------   ------
TRADING COMPANIES & DISTRIBUTORS
MSC Industrial Direct
  Co., Inc. (Class A)
  (b)....................       6,429        236,780     0.32
Other Securities(1)......                    408,399     0.54
                                        ------------   ------
                                             645,179     0.86
                                        ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)......                    221,397     0.30
                                        ------------   ------
TOTAL COMMON STOCKS --
  (Cost $119,377,123)....                 74,236,446    99.26
                                        ------------   ------
WARRANTS COMMUNICATIONS EQUIPMENT
Pegasus Wireless Corp.
  (a)(c) expiring
  12/18/09
  (Cost $0)..............         569              0     0.00
                                        ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator
  Securities Lending
  Prime Portfolio
  (d)(e).................  16,990,202     16,990,202    22.71
STIC Prime Portfolio.....     558,580        558,580     0.75
                                        ------------   ------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $17,548,782).....                 17,548,782    23.46
                                        ------------   ------
TOTAL INVESTMENTS
  (Cost $136,925,905)....                 91,785,228   122.72
OTHER ASSETS AND
  LIABILITIES............                (16,992,242)  (22.72)
                                        ------------   ------
NET ASSETS...............               $ 74,792,986   100.00
                                        ============   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2008.
(a)   Non-income producing security.
(b)   Security, or portion thereof, was on loan at December 31, 2008.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d)   Investments of cash collateral for securities loaned.
(e)   Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities(1)......               $    552,594     0.84%
                                        ------------   ------
AIRLINES
Other Securities(1)......                    130,835     0.20
                                        ------------   ------
AUTO COMPONENTS
Other Securities(1)......                    201,081     0.30
                                        ------------   ------
AUTOMOBILES
Other Securities(1)......                     22,070     0.03
                                        ------------   ------
BEVERAGES
Other Securities(1)......                    197,047     0.30
                                        ------------   ------
BIOTECHNOLOGY
Other Securities(1)......                    103,336     0.16
                                        ------------   ------
BUILDING PRODUCTS
Other Securities(1)......                    709,515     1.07
                                        ------------   ------
CAPITAL MARKETS
Other Securities(1)......                  1,059,631     1.60
                                        ------------   ------
CHEMICALS
Other Securities(1)......                  1,894,355     2.87
                                        ------------   ------
COMMERCIAL BANKS
Associated Bancorp (a)...      14,664        306,918     0.46
BancorpSouth, Inc. (a)...       9,496        221,827     0.34
Bank of Hawaii Corp.
  (a)....................       5,879        265,554     0.40
Cullen/Frost Bankers,
  Inc.(a)................       6,904        349,895     0.53
First Horizon National
  Corp. (a)..............      25,432        268,814     0.41
Valley National Bancorp
  (a)....................      16,604        336,231     0.51
Other Securities(1)......                  7,228,908    10.94
                                        ------------   ------
                                           8,978,147    13.59
                                        ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities(1)......                    792,716     1.20
                                        ------------   ------
COMMUNICATIONS EQUIPMENT
Other Securities(1)......                    482,679     0.73
                                        ------------   ------
COMPUTERS & PERIPHERALS
Diebold, Inc. ...........       8,086        227,136     0.35
Other Securities(1)......                    209,003     0.31
                                        ------------   ------
                                             436,139     0.66
                                        ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities(1)......                    466,793     0.71
                                        ------------   ------
CONSTRUCTION MATERIALS
Other Securities(1)......                    115,333     0.17
                                        ------------   ------
CONSUMER FINANCE
Other Securities(1)......                     72,385     0.11
                                        ------------   ------
CONTAINERS & PACKAGING
Aptargroup, Inc. ........       7,845        276,458     0.42
Other Securities(1)......                    661,154     1.00
                                        ------------   ------
                                             937,612     1.42
                                        ------------   ------
DISTRIBUTORS
Other Securities(1)......                     11,443     0.02
                                        ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities(1)......                    313,746     0.47
                                        ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities(1)......                    338,743     0.51
                                        ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities(1)......                    316,566     0.48
                                        ------------   ------
ELECTRIC UTILITIES
Great Plains Energy, Inc.
  (a)....................      14,512        280,517     0.42
Hawaiian Electric
  Industries, Inc. (a)...      11,098        245,710     0.37
NV Energy, Inc. .........      28,710        283,942     0.43
Westar Energy, Inc. .....      13,298        272,742     0.41
Other Securities(1)......                  1,089,777     1.66
                                        ------------   ------
                                           2,172,688     3.29
                                        ------------   ------
ELECTRICAL EQUIPMENT
Other Securities(1)......                  1,113,807     1.69
                                        ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities(1)......                    626,727     0.95
                                        ------------   ------
ENERGY EQUIPMENT & SERVICES
Tidewater, Inc. (a)......       6,308        254,023     0.38
Other Securities(1)......                    349,994     0.53
                                        ------------   ------
                                             604,017     0.91
                                        ------------   ------
FOOD & STAPLES RETAILING
Other Securities(1)......                    572,286     0.87
                                        ------------   ------
FOOD PRODUCTS
Corn Products
  International, Inc. ...       9,169        264,526     0.40
Ralcorp Holdings, Inc.
  (b)....................       6,886        402,142     0.61
The J.M. Smucker Co. ....      14,522        629,674     0.95
Other Securities(1)......                  1,017,431     1.54
                                        ------------   ------
                                           2,313,773     3.50
                                        ------------   ------
GAS UTILITIES
AGL Resources, Inc. (a)..       9,342        292,872     0.44
Atmos Energy Corp. ......      11,086        262,738     0.40
Piedmont Natural Gas Co.,
  Inc. (a)...............       8,427        266,883     0.40
UGI Corp. ...............      13,219        322,808     0.49
Other Securities(1)......                  1,456,793     2.21
                                        ------------   ------
                                           2,602,094     3.94
                                        ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Teleflex, Inc. (a).......       4,824        241,682     0.37
Other Securities(1)......                    887,253     1.34
                                        ------------   ------
                                           1,128,935     1.71
                                        ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities(1)......                    931,472     1.41
                                        ------------   ------
HOTELS, RESTAURANTS & LEISURE
Wendy's/Arby's Group,
  Inc. (a)...............      47,095        232,649     0.35
Other Securities(1)......                    926,282     1.40
                                        ------------   ------
                                           1,158,931     1.75
                                        ------------   ------
HOUSEHOLD DURABLES
Snap-on, Inc. (a)........       7,034        276,999     0.42
Other Securities(1)......                  1,250,506     1.89
                                        ------------   ------
                                           1,527,505     2.31
                                        ------------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
HOUSEHOLD PRODUCTS
Other Securities(1)......               $    104,155     0.16%
                                        ------------   ------
INDUSTRIAL CONGLOMERATES
Other Securities(1)......                    350,110     0.53
                                        ------------   ------
INSURANCE
American Financial Group,
  Inc. ..................       9,404        215,164     0.33
Arthur J. Gallagher & Co.
  (a)....................      11,702        303,199     0.46
First American Corp.
  (a)....................      10,019        289,449     0.44
HCC Insurance Holdings,
  Inc. ..................      14,158        378,726     0.57
Reinsurance Group of
  America, Inc. .........       7,608        325,775     0.49
StanCorp Financial Group,
  Inc. (a)...............       6,010        251,038     0.38
The Hanover Insurance
  Group, Inc. ...........       6,350        272,860     0.41
Other Securities(1)......                  4,890,978     7.41
                                        ------------   ------
                                           6,927,189    10.49
                                        ------------   ------
INTERNET SOFTWARE & SERVICES
Other Securities(1)......                     61,695     0.09
                                        ------------   ------
IT SERVICES
Other Securities(1)......                    311,003     0.47
                                        ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities(1)......                    327,296     0.50
                                        ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities(1)......                    212,794     0.32
                                        ------------   ------
MACHINERY
IDEX Corp. (a)...........      10,108        244,108     0.37
Other Securities(1)......                  2,036,420     3.08
                                        ------------   ------
                                           2,280,528     3.45
                                        ------------   ------
MARINE
Other Securities(1)......                    257,092     0.39
                                        ------------   ------
MEDIA
Other Securities(1)......                    737,305     1.12
                                        ------------   ------
METALS & MINING
Compass Minerals
  International, Inc.
  (a)....................       3,961        232,352     0.35
Other Securities(1)......                    764,003     1.16
                                        ------------   ------
                                             996,355     1.51
                                        ------------   ------
MULTI-UTILITIES
OGE Energy Corp. ........      11,286        290,953     0.44
Vectren Corp. ...........      10,027        250,775     0.38
Other Securities(1)......                    551,232     0.83
                                        ------------   ------
                                           1,092,960     1.65
                                        ------------   ------
MULTILINE RETAIL
Other Securities(1)......                    248,378     0.38
                                        ------------   ------
OIL, GAS & CONSUMABLE FUELS
Magellan Midstream
  Partners LP (a)........       8,162        246,574     0.37
NuStar Energy LP (a).....       5,232        214,826     0.33
Tesoro Corp. (a).........      16,933        223,008     0.34
Other Securities(1)......                  2,941,316     4.45
                                        ------------   ------
                                           3,625,724     5.49
                                        ------------   ------
PAPER & FOREST PRODUCTS
Other Securities(1)......                    290,384     0.44
                                        ------------   ------
PERSONAL PRODUCTS
Alberto-Culver Co. (a)...      10,764        263,826     0.40
Other Securities(1)......                     67,221     0.10
                                        ------------   ------
                                             331,047     0.50
                                        ------------   ------
PHARMACEUTICALS
Perrigo Co. (a)..........      10,404        336,153     0.51
Watson Pharmaceuticals,
  Inc. (a)(b)............      12,873        342,036     0.51
Other Securities(1)......                     71,476     0.11
                                        ------------   ------
                                             749,665     1.13
                                        ------------   ------
PROFESSIONAL SERVICES
Watson Wyatt Worldwide,
  Inc. (Class A).........       5,251        251,103     0.38
Other Securities(1)......                    262,892     0.40
                                        ------------   ------
                                             513,995     0.78
                                        ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate
  Equities, Inc. (a).....       3,878        233,999     0.35
Essex Property Trust,
  Inc. (a)...............       3,240        248,670     0.38
Nationwide Health
  Properties, Inc. (a)...      12,215        350,815     0.53
Realty Income Corp. (a)..      12,822        296,829     0.45
Senior Housing Properties
  Trust (a)..............      13,968        250,307     0.38
Other Securities(1)......                  5,116,702     7.75
                                        ------------   ------
                                           6,497,322     9.84
                                        ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
The St. Joe Co. (a)(b)...      11,258        273,795     0.41
Other Securities(1)......                    179,875     0.28
                                        ------------   ------
                                             453,670     0.69
                                        ------------   ------
ROAD & RAIL
Other Securities(1)......                    396,957     0.60
                                        ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities(1)......                    317,987     0.48
                                        ------------   ------
SOFTWARE
Sybase, Inc. (a)(b)......       9,910        245,470     0.37
Other Securities(1)......                    447,627     0.68
                                        ------------   ------
                                             693,097     1.05
                                        ------------   ------
SPECIALTY RETAIL
Other Securities(1)......                  1,378,906     2.09
                                        ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities(1)......                    776,110     1.17
                                        ------------   ------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        % OF
                                                         NET
SECURITY DESCRIPTION         SHARES         VALUE      ASSETS
--------------------         ------         -----      ------
THRIFTS & MORTGAGE FINANCE
First Niagara Financial
  Group, Inc. (a)........      14,528   $    234,918     0.36%
Other Securities(1)......                  1,434,666     2.17
                                        ------------   ------
                                           1,669,584     2.53
                                        ------------   ------
TOBACCO
Other Securities(1)......                    190,739     0.29
                                        ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities(1)......                    544,403     0.82
                                        ------------   ------
TRANSPORTATION INFRASTRUCTURE
Other Securities(1)......                     20,927     0.03
                                        ------------   ------
WATER UTILITIES
Aqua America, Inc. (a)...      16,398        337,635     0.51
Other Securities(1)......                    223,882     0.34
                                        ------------   ------
                                             561,517     0.85
                                        ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities(1)......                     37,381     0.06
                                        ------------   ------
TOTAL COMMON STOCKS --
  (Cost $108,627,174)....                 65,841,276    99.67
                                        ------------   ------
SHORT TERM INVESTMENTS
  MONEY MARKET FUNDS
State Street Navigator
  Securities Lending
  Prime Portfolio
  (c)(d).................  16,940,317     16,940,317    25.64
STIC Prime Portfolio.....     615,434        615,434     0.93
                                        ------------   ------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $17,555,751).....                 17,555,751    26.57
                                        ------------   ------
TOTAL INVESTMENTS
  (Cost $126,182,925)....                 83,397,027   126.24
OTHER ASSETS AND
  LIABILITIES............                (17,337,134)  (26.24)
                                        ------------   ------
NET ASSETS...............               $ 66,059,893   100.00
                                        ============   ======




(1) Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2008.
(a)   Security, or portion thereof, was on loan as of December 31, 2008.
(b)   Non-income producing security.
(c)   Investments of cash collateral for securities loaned.
(d)   Affiliated Fund managed by SSgA Funds Management, Inc.






See accompanying notes to financial statements.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.7%
AUSTRALIA -- 1.4%
BHP Billiton Ltd. ADR (a).....      29,453   $  1,263,534
                                             ------------
BRAZIL -- 0.6%
Petroleo Brasileiro SA ADR....      27,220        555,560
                                             ------------
FINLAND -- 1.2%
Nokia Oyj ADR (a).............      66,746      1,041,238
                                             ------------
FRANCE -- 4.1%
BNP Paribas SA................      15,107        635,234
France Telecom SA, ADR........      33,400        937,538
Total SA ADR (a)..............      36,687      2,028,791
                                             ------------
                                                3,601,563
                                             ------------
GERMANY -- 3.7%
Allianz SE ADR (a)............      79,455        860,498
E.ON AG.......................      32,475      1,283,834
Siemens AG ADR................      14,315      1,084,361
                                             ------------
                                                3,228,693
                                             ------------
ITALY -- 1.2%
Eni SpA ADR...................      21,244      1,015,888
                                             ------------
JAPAN -- 3.4%
Mitsubishi UFJ Financial
  Group, Inc. ADR.............     203,235      1,262,090
Toyota Motor Corp. ADR........      26,137      1,710,405
                                             ------------
                                                2,972,495
                                             ------------
NETHERLANDS ANTILLES -- 1.0%
Schlumberger, Ltd. (a)........      20,957        887,110
                                             ------------
SOUTH KOREA -- 0.9%
Samsung Electronics Co., Ltd.
  GDR*........................       4,306        753,550
                                             ------------
SPAIN -- 3.3%
Banco Santander SA, ADR (a)...     139,588      1,324,690
Telefonica SA ADR.............      23,915      1,611,632
                                             ------------
                                                2,936,322
                                             ------------
SWITZERLAND -- 7.5%
Nestle SA.....................      67,264      2,629,006
Novartis AG ADR...............      42,734      2,126,444
Roche Holding AG..............      12,391      1,891,800
                                             ------------
                                                6,647,250
                                             ------------
UNITED KINGDOM -- 11.8%
BP PLC ADR (a)................      54,625      2,553,172
GlaxoSmithKline PLC ADR (a)...      49,888      1,859,326
HSBC Holdings PLC ADR (a).....      41,979      2,043,118
Rio Tinto PLC, ADR (a)........       4,358        387,485
Royal Dutch Shell PLC ADR.....      30,934      1,637,646
Vodafone Group PLC ADR........      92,253      1,885,651
                                             ------------
                                               10,366,398
                                             ------------
UNITED STATES -- 59.6%
Abbott Laboratories (a).......      26,921      1,436,774
Apple, Inc. (a)(b)............      15,517      1,324,376
AT&T, Inc. ...................     103,819      2,958,841
Bank of America Corp. ........     108,857      1,532,706
Chevron Corp. ................      35,471      2,623,790
Cisco Systems, Inc. (b).......     102,900      1,677,270
Citigroup, Inc. ..............      95,642        641,758
ConocoPhillips (a)............      24,204      1,253,767
Exxon Mobil Corp. ............      88,995      7,104,471
General Electric Co. (a)......     174,596      2,828,455
Hewlett-Packard Co. ..........      43,279      1,570,595
Intel Corp. (a)...............      97,124      1,423,838
International Business
  Machines Corp. .............      23,718      1,996,107
Johnson & Johnson.............      48,853      2,922,875
JPMorgan Chase & Co. .........      65,173      2,054,905
Merck & Co., Inc. (a).........      36,875      1,121,000
Microsoft Corp. ..............     138,328      2,689,096
Oracle Corp. (a)(b)...........      68,500      1,214,505
PepsiCo, Inc. ................      27,304      1,495,440
Pfizer, Inc. .................     117,791      2,086,079
Philip Morris International,
  Inc. .......................      35,373      1,539,079
Procter & Gamble Co. (a)......      51,765      3,200,112
The Coca-Cola Co. ............      37,215      1,684,723
Verizon Communications,
  Inc. .......................      49,942      1,693,034
Wal-Mart Stores, Inc. (a).....      42,686      2,392,977
                                             ------------
                                               52,466,573
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $123,970,466).........                 87,736,174
                                             ------------
SHORT TERM INVESTMENTS -- 15.2%
MONEY MARKET FUNDS -- 15.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  12,941,537     12,941,537
STIC Prime Portfolio..........     483,035        483,035
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $13,424,572)..........                 13,424,572
                                             ------------
TOTAL INVESTMENTS -- 114.9%
  (Cost $137,395,038).........                101,160,746
OTHER ASSET AND
  LIABILITIES -- (14.9)%......                (13,124,529)
                                             ------------
NET ASSETS -- 100.0%..........               $ 88,036,217
                                             ============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Investment of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
* Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.86% of net assets at December 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.




See accompanying notes to financial statements.

SPDR DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----

COMMON STOCKS -- 99.1%
DIVERSIFIED REITS -- 9.0%
Colonial Properties Trust
  (a).......................      302,673   $    2,521,266
Liberty Property Trust......      705,625       16,109,419
PS Business Parks, Inc. ....      110,337        4,927,650
Vornado Realty Trust........    1,035,297       62,480,174
Washington Real Estate
  Investment Trust (a)......      364,545       10,316,624
                                            --------------
                                                96,355,133
                                            --------------
INDUSTRIAL REITS -- 5.6%
AMB Property Corp. (a)......      704,418       16,497,470
DCT Industrial Trust, Inc.
  (a).......................    1,235,378        6,251,013
DuPont Fabros Technology,
  Inc. .....................      254,333          526,469
EastGroup Properties, Inc.
  (a).......................      179,088        6,371,951
First Industrial Realty
  Trust, Inc. (a)...........      318,500        2,404,675
First Potomac Realty Trust..      196,755        1,829,821
ProLogis (a)................    1,911,398       26,549,318
                                            --------------
                                                60,430,717
                                            --------------
OFFICE REITS -- 16.4%
Alexandria Real Estate
  Equities, Inc. (a)........      229,331       13,837,833
BioMed Realty Trust, Inc. ..      578,097        6,775,297
Boston Properties, Inc.
  (a).......................      855,963       47,077,965
Brandywine Realty Trust.....      637,530        4,915,356
Corporate Office Properties
  Trust (a).................      371,264       11,397,805
Cousins Properties, Inc.
  (a).......................      295,047        4,086,401
Digital Realty Trust, Inc.
  (a).......................      484,734       15,923,512
Douglas Emmett, Inc. (a)....      784,017       10,239,262
Duke Realty Corp. (a).......    1,047,539       11,481,027
Highwoods Properties,
  Inc. .....................      457,043       12,504,697
HRPT Properties Trust.......    1,621,995        5,466,123
Kilroy Realty Corp. (a).....      238,044        7,964,952
Mack-Cali Realty Corp. (a)..      472,417       11,574,217
Maguire Properties, Inc.
  (a)(b)....................      265,392          387,472
Parkway Properties, Inc.
  (a).......................      109,811        1,976,598
SL Green Realty Corp. (a)...      410,377       10,628,764
                                            --------------
                                               176,237,281
                                            --------------
RESIDENTIAL REITS -- 17.6%
American Campus Communities,
  Inc. (a)..................      304,382        6,233,743
Apartment Investment &
  Management Co. (Class A)
  (a).......................      728,290        8,411,750
Associated Estates Realty
  Corp. (a).................      119,132        1,087,675
Avalonbay Communities, Inc.
  (a).......................      552,867       33,492,683
BRE Properties, Inc. (a)....      367,889       10,293,534
Camden Property Trust (a)...      379,113       11,881,401
Education Realty Trust, Inc.
  (a).......................      193,355        1,009,313
Equity Lifestyle Properties,
  Inc. (a)..................      163,395        6,267,832
Equity Residential (a)......    1,950,279       58,157,320
Essex Property Trust, Inc.
  (a).......................      192,805       14,797,784
Home Properties, Inc. (a)...      232,224        9,428,294
Mid-America Apartment
  Communities, Inc. ........      202,799        7,536,011
Post Properties, Inc. (a)...      317,370        5,236,605
Sun Communities, Inc. (a)...      120,962        1,693,468
UDR, Inc. (a)...............      978,735       13,496,756
                                            --------------
                                               189,024,169
                                            --------------
RETAIL REITS -- 22.4%
Acadia Realty Trust (a).....      217,150        3,098,730
Alexander's, Inc. (a).......       18,645        4,752,610
CBL & Associates Properties,
  Inc. (a)..................      476,664        3,098,316
Cedar Shopping Centers,
  Inc. .....................      318,062        2,251,879
Developers Diversified
  Realty Corp. (a)..........      859,448        4,194,106
Equity One, Inc. (a)........      244,220        4,322,694
Federal Realty Investment
  Trust (a).................      422,719       26,242,395
Glimcher Realty Trust (a)...      271,095          761,777
Inland Real Estate Corp.
  (a).......................      428,818        5,566,058
Kimco Realty Corp. (a)......    1,659,701       30,339,334
Kite Realty Group Trust.....      244,791        1,361,038
Pennsylvania Real Estate
  Investment Trust (a)......      286,048        2,131,058
Ramco-Gershenson Properties
  Trust.....................      132,859          821,069
Regency Centers Corp. (a)...      497,952       23,254,358
Saul Centers, Inc. .........       82,230        3,248,085
Simon Property Group, Inc.
  (a).......................    1,607,255       85,393,458
Tanger Factory Outlet
  Centers, Inc. (a).........      227,530        8,559,679
Taubman Centers, Inc. (a)...      378,519        9,637,094
The Macerich Co. (a)........      547,580        9,944,053
Weingarten Realty Investors
  (a).......................      581,282       12,026,725
                                            --------------
                                               241,004,516
                                            --------------
SPECIALIZED REITS -- 28.1%
Ashford Hospitality Trust,
  Inc. (a)..................      665,530          765,359
DiamondRock Hospitality
  Co. ......................      647,455        3,282,597
Extra Space Storage, Inc. ..      599,489        6,186,726
FelCor Lodging Trust, Inc.
  (a).......................      452,574          832,736
HCP, Inc. ..................    1,817,866       50,482,139
Health Care REIT, Inc. (a)..      744,344       31,411,317
Healthcare Realty Trust,
  Inc. (a)..................      423,190        9,936,501
Hersha Hospitality Trust
  (a).......................      346,322        1,038,966
Hospitality Properties Trust
  (a).......................      675,178       10,039,897
Host Hotels & Resorts, Inc.
  (a).......................    3,747,634       28,369,589
LaSalle Hotel Properties
  (a).......................      295,054        3,260,347
Nationwide Health
  Properties, Inc. .........      714,766       20,528,080
Public Storage (a)..........      924,911       73,530,424
Senior Housing Properties
  Trust (a).................      823,997       14,766,026
Sovran Self Storage, Inc. ..      157,156        5,657,616
Strategic Hotels & Resorts,
  Inc. (a)..................      534,942          898,703
Sunstone Hotel Investors,
  Inc. (a)..................      348,930        2,159,877
U-Store-It Trust (a)........      339,129        1,509,124
Universal Health Realty
  Income Trust..............       78,903        2,596,698
Ventas, Inc. (a)............    1,028,041       34,511,336
                                            --------------
                                               301,764,058
                                            --------------
TOTAL COMMON STOCKS --
  (Cost $1,746,121,587).....                 1,064,815,874
                                            --------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
SHORT TERM INVESTMENTS -- 26.6%
MONEY MARKET FUNDS -- 26.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  273,304,946   $  273,304,946
STIC Prime Portfolio........   12,810,808       12,810,808
                                            --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $286,115,754).......                   286,115,754
                                            --------------
TOTAL INVESTMENTS -- 125.7%
  (Cost $2,032,237,341).....                 1,350,931,628
OTHER ASSETS AND
  LIABILITIES -- (25.7)%....                  (276,095,902)
                                            --------------
NET ASSETS -- 100.0%........                $1,074,835,726
                                            ==============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR KBW BANK ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
COMMON STOCKS -- 99.5%
ASSET MANAGEMENT & CUSTODY BANKS -- 11.6%
Northern Trust Corp. .......      637,377   $   33,232,837
State Street Corp. (a)......      774,752       30,470,996
The Bank of New York Mellon
  Corp. ....................    1,435,791       40,675,959
                                            --------------
                                               104,379,792
                                            --------------
CONSUMER FINANCE -- 4.2%
Capital One Financial Corp.
  (b).......................    1,186,866       37,849,157
                                            --------------
DIVERSIFIED BANKS -- 20.0%
Comerica, Inc. (b)..........    1,475,770       29,294,034
U.S. Bancorp (b)............    2,737,171       68,456,647
Wells Fargo & Co. (b).......    2,814,030       82,957,604
                                            --------------
                                               180,708,285
                                            --------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 21.8%
Bank of America Corp. ......    4,824,231       67,925,172
Citigroup, Inc. ............    8,466,150       56,807,867
JPMorgan Chase & Co. .......    2,287,806       72,134,523
                                            --------------
                                               196,867,562
                                            --------------
REGIONAL BANKS -- 38.1%
BB&T Corp .(b)..............    1,236,305       33,948,935
Commerce Bancshares, Inc. ..      387,319       17,022,670
Cullen/Frost Bankers,
  Inc. .....................      320,461       16,240,963
Fifth Third Bancorp (b).....    2,989,683       24,694,782
Huntington Bancshares, Inc.
  (b).......................    3,119,645       23,896,481
Keycorp.....................    3,555,749       30,294,981
M&T Bank Corp. (b)..........      572,594       32,872,622
Marshall & Ilsley Corp.
  (b).......................    1,652,037       22,533,785
PNC Financial Services
  Group, Inc. (b)...........      814,999       39,934,951
Regions Financial Corp.
  (b).......................    3,562,483       28,357,365
SunTrust Banks, Inc. (b)....    1,217,952       35,978,302
Synovus Financial Corp.
  (b).......................    1,168,980        9,702,534
Zions Bancorp(b)............    1,159,924       28,429,737
                                            --------------
                                               343,908,108
                                            --------------
THRIFTS & MORTGAGE FINANCE -- 3.8%
People's United Financial,
  Inc. .....................    1,900,790       33,891,086
                                            --------------
TOTAL COMMON STOCKS --
  (Cost $1,367,822,202).....                   897,603,990
                                            --------------
SHORT TERM INVESTMENTS -- 14.9%
MONEY MARKET FUNDS -- 14.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  126,012,562      126,012,562
STIC Prime Portfolio........    8,667,248        8,667,248
                                            --------------
TOTAL SHORT TERM INVESTMENTS  --
  (Cost $134,679,810).......                   134,679,810
                                            --------------
TOTAL INVESTMENTS -- 114.4%
  (Cost $1,502,502,012).....                 1,032,283,800
OTHER ASSETS AND
  LIABILITIES -- (14.4)%....                  (129,657,084)
                                            --------------
NET ASSETS -- 100.0%........                $  902,626,716
                                            ==============




(a)    Affiliated issuer. (Note 3)
(b)    Security, or portion thereof, was on loan at December 31, 2008.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.6%
ASSET MANAGEMENT & CUSTODY BANKS -- 25.7%
Franklin Resources, Inc. .....      37,019   $  2,361,072
Janus Capital Group, Inc.
  (a).........................     203,262      1,632,194
Legg Mason, Inc. (a)..........      91,311      2,000,624
SEI Investments Co. (a).......     162,852      2,558,405
State Street Corp. (b)........     115,346      4,536,558
T. Rowe Price Group, Inc.
  (a).........................      69,367      2,458,366
                                             ------------
                                               15,547,219
                                             ------------
INVESTMENT BANKING & BROKERAGE -- 53.3%
E*TRADE Financial Corp.
  (a)(c)......................     681,286        783,479
Greenhill & Co., Inc. ........       8,382        584,812
Investment Technology Group,
  Inc. (a)(c).................     108,243      2,459,281
Jefferies Group, Inc. (a).....     179,513      2,523,953
Knight Capital Group, Inc.
  (Class A) (a)(c)............     144,530      2,334,160
Lazard, Ltd. (Class A) (a)....      61,250      1,821,575
Morgan Stanley................     262,129      4,204,549
optionsXpress Holdings, Inc.
  (a).........................     145,336      1,941,689
Raymond James Financial, Inc.
  (a).........................     123,401      2,113,859
Stifel Financial Corp.
  (a)(c)......................      20,902        958,357
TD Ameritrade Holding Corp.
  (a)(c)......................     171,386      2,442,251
The Charles Schwab Corp. .....     269,144      4,352,058
The Goldman Sachs Group,
  Inc. .......................      67,962      5,735,313
                                             ------------
                                               32,255,336
                                             ------------
SPECIALIZED FINANCE -- 20.6%
CME Group, Inc. (a)...........      21,321      4,437,113
Interactive Brokers Group,
  Inc. (Class A) (a)(c).......      56,446      1,009,819
Intercontinental Exchange,
  Inc. (c)....................      30,461      2,511,205
NYSE Euronext (a).............      81,651      2,235,604
The Nasdaq OMX Group, Inc.
  (a)(c)......................      93,001      2,298,055
                                             ------------
                                               12,491,796
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $113,074,979).........                 60,294,351
                                             ------------
SHORT TERM INVESTMENTS -- 20.7%
MONEY MARKET FUNDS -- 20.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............  12,092,991     12,092,991
STIC Prime Portfolio..........     407,235        407,235
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $12,500,226)..........                 12,500,226
                                             ------------
TOTAL INVESTMENTS -- 120.3%
  (Cost $125,575,205).........                 72,794,577
OTHER ASSETS AND
  LIABILITIES -- (20.3)%......                (12,266,519)
                                             ------------
NET ASSETS -- 100.0%..........               $ 60,528,058
                                             ============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Affiliated issuer. (Note 3)
(c)    Non-income producing security.
(d)    Investments of cash collateral for securities loaned.
(e)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.6%
ASSET MANAGEMENT & CUSTODY BANKS -- 3.6%
Ameriprise Financial, Inc.
  (a).........................     172,319   $  4,025,372
                                             ------------
INSURANCE BROKERS -- 7.7%
AON Corp. (a).................      96,568      4,411,226
Marsh & McLennan Cos., Inc. ..     176,827      4,291,591
                                             ------------
                                                8,702,817
                                             ------------
LIFE & HEALTH INSURANCE -- 34.3%
AFLAC, Inc. ..................     214,743      9,843,819
Lincoln National Corp. (a)....     195,674      3,686,498
MetLife, Inc. ................     271,517      9,465,082
Principal Financial Group,
  Inc. (a)....................     213,745      4,824,225
Prudential Financial, Inc.
  (a).........................     159,911      4,838,907
Unum Group (a)................     325,353      6,051,566
                                             ------------
                                               38,710,097
                                             ------------
MULTI-LINE INSURANCE -- 9.5%
American International Group,
  Inc. (a)....................   1,278,331      2,006,980
Assurant, Inc. ...............     116,734      3,502,020
Genworth Financial, Inc.
  (Class A) (a)...............     679,005      1,921,584
Hartford Financial Services
  Group, Inc. ................     197,541      3,243,623
                                             ------------
                                               10,674,207
                                             ------------
PROPERTY & CASUALTY INSURANCE -- 38.5%
Axis Capital Holdings, Ltd.
  (a).........................     148,487      4,323,941
Chubb Corp. ..................     151,746      7,739,046
Cincinnati Financial Corp.
  (a).........................     133,655      3,885,351
Fidelity National Financial,
  Inc. (Class A) (a)..........     288,277      5,116,917
MBIA, Inc. (a)................     475,723      1,936,193
The Allstate Corp. ...........     172,180      5,640,617
The Progressive Corp. (a).....     266,984      3,954,033
The Travelers Cos., Inc. .....     196,546      8,883,879
XL Capital, Ltd. (Class A)
  (a).........................     528,717      1,956,253
                                             ------------
                                               43,436,230
                                             ------------
REINSURANCE -- 3.5%
Everest Re Group, Ltd. .......      52,413      3,990,726
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 2.5%
MGIC Investment Corp. (a).....     817,586      2,845,199
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $133,458,731).........                112,384,648
                                             ------------
SHORT TERM INVESTMENTS -- 12.7%
MONEY MARKET FUNDS -- 12.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (b)(c)............  13,425,993     13,425,993
STIC Prime Portfolio..........     861,758        861,758
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $14,287,751)..........                 14,287,751
                                             ------------
TOTAL INVESTMENTS -- 112.3%
  (Cost $147,746,482).........                126,672,399
OTHER ASSETS AND
  LIABILITIES -- (12.3)%......                (13,906,963)
                                             ------------
NET ASSETS -- 100.0%..........               $112,765,436
                                             ============





(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Investments of cash collateral for securities loaned.
(c)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 20.1%
Cisco Systems, Inc. (a).......     235,198   $  3,833,727
Juniper Networks, Inc.
  (a)(b)......................     232,196      4,065,752
Motorola, Inc. (b)............     879,650      3,896,849
Nokia Oyj ADR.................     249,458      3,891,545
QUALCOMM, Inc. ...............     111,712      4,002,641
Research In Motion, Ltd. (a)..      91,370      3,707,795
Telefonaktiebolaget LM
  Ericsson (Class B) ADR (b)..     503,778      3,934,506
                                             ------------
                                               27,332,815
                                             ------------
COMPUTERS & PERIPHERALS -- 19.6%
Apple, Inc. (a)(b)............      43,492      3,712,042
Dell, Inc. (a)................     353,003      3,614,751
EMC Corp. (a).................     355,937      3,726,660
Hewlett-Packard Co. ..........     110,605      4,013,856
International Business
  Machines Corp. .............      46,871      3,944,663
NetApp, Inc. (a)..............     287,864      4,021,460
Sun Microsystems, Inc. (a)....     940,975      3,594,525
                                             ------------
                                               26,627,957
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.0%
Flextronics International,
  Ltd. (a)....................   1,572,068      4,024,494
                                             ------------
INTERNET & CATALOG RETAIL -- 2.9%
Amazon.com, Inc. (a)..........      75,929      3,893,639
                                             ------------
INTERNET SOFTWARE & SERVICES -- 8.4%
eBay, Inc. (a)................     270,873      3,781,387
Google, Inc. (Class A) (a)....      12,666      3,896,695
Yahoo!, Inc. (a)(b)...........     300,388      3,664,734
                                             ------------
                                               11,342,816
                                             ------------
IT SERVICES -- 8.7%
Accenture, Ltd. (Class A).....     121,481      3,983,362
Automatic Data Processing,
  Inc. (b)....................     104,122      4,096,159
Infosys Technologies, Ltd. ADR
  (b).........................     153,119      3,762,134
                                             ------------
                                               11,841,655
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 17.2%
Analog Devices, Inc. .........     206,330      3,924,397
Applied Materials, Inc. (b)...     386,400      3,914,232
Broadcom Corp. (Class A) (a)..     222,579      3,777,166
Intel Corp. (b)...............     270,383      3,963,815
NVIDIA Corp. (a)..............     459,388      3,707,261
Texas Instruments, Inc. ......     259,587      4,028,790
                                             ------------
                                               23,315,661
                                             ------------
SOFTWARE -- 20.0%
Activision Blizzard, Inc.
  (a).........................     411,990      3,559,593
Adobe Systems, Inc. (a).......     176,886      3,765,903
Intuit, Inc. (a)(b)...........     168,346      4,004,951
Microsoft Corp. ..............     204,722      3,979,796
Oracle Corp. (a)(b)...........     220,197      3,904,093
Salesforce.com, Inc. (a)(b)...     121,227      3,880,476
SAP AG ADR....................     113,508      4,111,260
                                             ------------
                                               27,206,072
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $222,812,384).........                135,585,109
                                             ------------
SHORT TERM INVESTMENTS -- 16.1%
MONEY MARKET FUNDS -- 16.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  21,459,142     21,459,142
STIC Prime Portfolio..........     388,044        388,044
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $21,847,186)..........                 21,847,186
                                             ------------
TOTAL INVESTMENTS -- 116.0%
  (Cost $244,659,570).........                157,432,295
OTHER ASSETS AND
  LIABILITIES -- (16.0)%......                (21,723,377)
                                             ------------
NET ASSETS -- 100.0%..........               $135,708,918
                                             ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2008.
(c)    Investment of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.5%
AUTO COMPONENTS -- 1.3%
Johnson Controls, Inc. .......     310,812   $  5,644,346
                                             ------------
BEVERAGES -- 2.6%
PepsiCo, Inc. ................     102,729      5,626,467
The Coca-Cola Co. ............     128,840      5,832,587
                                             ------------
                                               11,459,054
                                             ------------
CAPITAL MARKETS -- 4.2%
Eaton Vance Corp. (a).........     303,449      6,375,463
Legg Mason, Inc. (a)..........     536,759     11,760,390
                                             ------------
                                               18,135,853
                                             ------------
CHEMICALS -- 6.5%
Air Products & Chemicals,
  Inc. .......................     141,630      7,119,740
PPG Industries, Inc. .........     202,994      8,613,036
RPM International, Inc. ......     935,686     12,435,267
                                             ------------
                                               28,168,043
                                             ------------
COMMERCIAL BANKS -- 16.1%
Associated Bancorp (a)........     543,474     11,374,911
BB&T Corp. (a)................     392,920     10,789,583
Fulton Financial Corp. (a)....     891,720      8,578,346
M&T Bank Corp. (a)............     117,367      6,738,039
National Penn Bancshares, Inc.
  (a).........................     529,506      7,683,132
Synovus Financial Corp. (a)...     609,352      5,057,622
U.S. Bancorp..................     398,380      9,963,484
Wilmington Trust Corp. (a)....     440,002      9,785,645
                                             ------------
                                               69,970,762
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 6.6%
ABM Industries, Inc. .........     298,766      5,691,492
Avery Dennison Corp. (a)......     351,492     11,504,333
Pitney Bowes, Inc. ...........     440,633     11,227,329
                                             ------------
                                               28,423,154
                                             ------------
COMPUTERS & PERIPHERALS -- 1.6%
Diebold, Inc. ................     246,048      6,911,488
                                             ------------
CONTAINERS & PACKAGING -- 3.1%
Bemis Co., Inc. (a)...........     228,284      5,405,765
Sonoco Products Co. ..........     342,189      7,925,097
                                             ------------
                                               13,330,862
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.5%
CenturyTel, Inc. (a)..........     553,644     15,131,091
                                             ------------
ELECTRICAL EQUIPMENT -- 1.8%
Emerson Electric Co. .........     214,983      7,870,528
                                             ------------
FOOD & STAPLES RETAILING -- 3.2%
SUPERVALU, Inc. (a)...........     936,665     13,675,309
                                             ------------
GAS UTILITIES -- 6.0%
National Fuel Gas Co. (a).....     251,299      7,873,198
Northwest Natural Gas Co.
  (a).........................     126,492      5,594,741
Piedmont Natural Gas Co., Inc.
  (a).........................     177,147      5,610,246
WGL Holdings, Inc. (a)........     213,944      6,993,829
                                             ------------
                                               26,072,014
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
McDonald's Corp. .............      99,103      6,163,216
                                             ------------
HOUSEHOLD DURABLES -- 4.7%
Leggett & Platt, Inc. (a).....     838,157     12,731,605
The Stanley Works.............     227,735      7,765,763
                                             ------------
                                               20,497,368
                                             ------------
HOUSEHOLD PRODUCTS -- 2.9%
Kimberly-Clark Corp. .........     133,390      7,034,989
The Clorox Co. ...............     100,665      5,592,947
                                             ------------
                                               12,627,936
                                             ------------
INDUSTRIAL CONGLOMERATES -- 5.2%
3M Co. (a)....................      91,319      5,254,495
Carlisle Cos., Inc. (a).......     249,035      5,155,025
General Electric Co. (a)......     739,372     11,977,826
                                             ------------
                                               22,387,346
                                             ------------
INSURANCE -- 2.3%
Cincinnati Financial Corp.
  (a).........................     337,134      9,800,485
                                             ------------
IT SERVICES -- 1.4%
Automatic Data Processing,
  Inc. (a)....................     156,115      6,141,564
                                             ------------
MACHINERY -- 1.7%
Dover Corp. (a)...............     225,053      7,408,745
                                             ------------
MEDIA -- 4.3%
Gannett Co., Inc. (a).........   1,588,154     12,705,232
The McGraw-Hill Cos., Inc. ...     265,534      6,157,733
                                             ------------
                                               18,862,965
                                             ------------
MULTI-UTILITIES -- 9.6%
Black Hills Corp. ............     397,230     10,709,321
Consolidated Edison, Inc.
  (a).........................     271,637     10,574,828
Integrys Energy Group, Inc.
  (a).........................     263,661     11,332,150
Vectren Corp. (a).............     353,554      8,842,386
                                             ------------
                                               41,458,685
                                             ------------
PHARMACEUTICALS -- 7.6%
Eli Lilly & Co. ..............     288,225     11,606,821
Johnson & Johnson.............      98,526      5,894,810
Pfizer, Inc. .................     860,393     15,237,560
                                             ------------
                                               32,739,191
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
V. F. Corp. (a)...............     150,638      8,250,444
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $460,677,234).........                431,130,449
                                             ------------
SHORT TERM INVESTMENTS -- 20.5%
MONEY MARKET FUNDS -- 20.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (b)(c)............  81,803,976     81,803,976
STIC Prime Portfolio..........   6,756,215      6,756,215
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $88,560,191)..........                 88,560,191
                                             ------------
TOTAL INVESTMENTS -- 120.0%
  (Cost $549,237,425).........                519,690,640
OTHER ASSETS AND
  LIABILITIES -- (20.0)%......                (86,497,984)
                                             ------------
NET ASSETS -- 100.0%..........               $433,192,656
                                             ============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Investments of cash collateral for securities loaned.
(c)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
COMMON STOCKS -- 100.0%
BIOTECHNOLOGY -- 100.0%
Alexion Pharmaceuticals,
  Inc. (a)(b)...............      624,154   $  22,588,133
Amgen, Inc. (b).............      382,932      22,114,323
Amylin Pharmaceuticals, Inc.
  (a)(b)....................    2,013,180      21,843,003
Biogen Idec, Inc. (b).......      473,690      22,561,855
BioMarin Pharmaceutical,
  Inc. (a)(b)...............    1,312,684      23,365,775
Celgene Corp. (b)...........      405,066      22,392,048
Cephalon, Inc. (a)(b).......      285,742      22,013,564
Cepheid, Inc. (a)(b)........    1,975,467      20,505,347
Cubist Pharmaceuticals, Inc.
  (a)(b)....................      894,747      21,617,088
Facet Biotech Corp. (b).....           --               2
Genentech, Inc. (b).........      264,418      21,922,896
Genzyme Corp. (b)...........      324,707      21,550,804
Gilead Sciences, Inc.
  (a)(b)....................      446,022      22,809,565
Isis Pharmaceuticals, Inc.
  (a)(b)....................    1,586,317      22,493,975
Martek Biosciences Corp.
  (a).......................      767,857      23,273,746
Myriad Genetics, Inc.
  (a)(b)....................      340,117      22,536,152
Onyx Pharmaceuticals, Inc.
  (a)(b)....................      667,018      22,785,335
OSI Pharmaceuticals, Inc.
  (a)(b)....................      588,962      22,998,966
PDL BioPharma, Inc. (a).....    3,280,739      20,274,967
Regeneron Pharmaceuticals,
  Inc. (a)(b)...............    1,171,073      21,500,900
United Therapeutics Corp.
  (a)(b)....................      353,190      22,092,035
Vertex Pharmaceuticals, Inc.
  (a)(b)....................      742,622      22,560,856
                                            -------------
TOTAL COMMON STOCKS --
  (Cost $570,635,919).......                  465,801,335
                                            -------------
SHORT TERM INVESTMENTS -- 26.6%
MONEY MARKET FUNDS -- 26.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  123,859,303     123,859,303
STIC Prime Portfolio........      179,412         179,412
                                            -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $124,038,715).......                  124,038,715
                                            -------------
TOTAL INVESTMENTS -- 126.6%
  (Cost $694,674,634).......                  589,840,050
OTHER ASSETS AND
  LIABILITIES -- (26.6)%....                 (123,941,377)
                                            -------------
NET ASSETS -- 100.0%........                $ 465,898,673
                                            =============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
COMMON STOCKS -- 99.9%
BUILDING PRODUCTS -- 14.4%
Lennox International, Inc.
  (a).......................      832,451   $  26,879,843
Masco Corp. ................    2,277,749      25,351,346
Owens Corning, Inc. (a)(b)..    1,466,147      25,364,343
                                            -------------
                                               77,595,532
                                            -------------
HOME FURNISHINGS -- 10.1%
Leggett & Platt, Inc. (a)...    1,800,896      27,355,610
Mohawk Industries, Inc.
  (a)(b)....................      623,975      26,812,206
                                            -------------
                                               54,167,816
                                            -------------
HOME IMPROVEMENT RETAIL -- 14.7%
Lowe's Cos., Inc. ..........    1,179,304      25,378,622
The Home Depot, Inc. (a)....    1,097,551      25,265,624
The Sherwin-Williams Co.
  (a).......................      480,377      28,702,526
                                            -------------
                                               79,346,772
                                            -------------
HOMEBUILDING -- 46.2%
Centex Corp. (a)............    2,293,517      24,403,021
D.R. Horton, Inc. (a).......    3,572,801      25,259,703
KB HOME (a)(b)..............    1,780,397      24,249,007
Lennar Corp. (Class A) (a)..    2,660,861      23,069,665
M.D.C. Holdings, Inc. (a)...      854,452      25,889,895
Meritage Homes Corp.
  (a)(b)....................    1,844,657      22,449,476
NVR, Inc. (a)(b)............       58,432      26,659,600
Pulte Homes, Inc. (a).......    2,434,234      26,606,178
Ryland Group, Inc. (a)......    1,393,874      24,629,753
Toll Brothers, Inc. (a)(b)..    1,224,981      26,251,343
                                            -------------
                                              249,467,641
                                            -------------
HOMEFURNISHING RETAIL -- 14.5%
Aaron Rents, Inc. (a).......      927,433      24,688,267
Bed Bath & Beyond, Inc.
  (a)(b)....................    1,022,020      25,979,748
Rent-A-Center, Inc. (b).....    1,563,647      27,598,370
                                            -------------
                                               78,266,385
                                            -------------
TOTAL COMMON STOCKS --
  (Cost $600,817,002).......                  538,844,146
                                            -------------
SHORT TERM INVESTMENTS -- 24.8%
MONEY MARKET FUNDS -- 24.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  129,332,472     129,332,472
STIC Prime Portfolio........    4,585,912       4,585,912
                                            -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $133,918,384).......                  133,918,384
                                            -------------
TOTAL INVESTMENTS -- 124.7%
  (Cost $734,735,386).......                  672,762,530
OTHER ASSETS AND
  LIABILITIES -- (24.7)%....                 (133,117,291)
                                            -------------
NET ASSETS -- 100.0%........                $ 539,645,239
                                            =============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.7%
ALUMINUM -- 5.2%
Alcoa, Inc. (a)...............     995,202   $ 11,205,974
                                             ------------
COAL & CONSUMABLE FUELS -- 30.8%
Alpha Natural Resources, Inc.
  (b).........................     527,478      8,539,869
Arch Coal, Inc. (a)...........     617,277     10,055,442
CONSOL Energy, Inc. ..........     328,568      9,390,474
Foundation Coal Holdings, Inc.
  (a).........................     682,226      9,564,809
Massey Energy Co. (a).........     725,813     10,008,961
Patriot Coal Corp. (a)(b).....   1,421,728      8,885,800
Peabody Energy Corp. .........     417,311      9,493,825
                                             ------------
                                               65,939,180
                                             ------------
DIVERSIFIED METALS & MINING -- 14.0%
Compass Minerals
  International, Inc. (a).....     170,191      9,983,404
Freeport-McMoRan Copper &
  Gold, Inc. .................     413,817     10,113,687
Titanium Metals Corp. (a).....   1,129,023      9,946,693
                                             ------------
                                               30,043,784
                                             ------------
GOLD -- 9.8%
Newmont Mining Corp. (a)......     253,307     10,309,595
Royal Gold, Inc. (a)..........     215,484     10,603,968
                                             ------------
                                               20,913,563
                                             ------------
STEEL -- 39.9%
AK Steel Holding Corp. .......   1,000,322      9,323,001
Allegheny Technologies, Inc.
  (a).........................     393,692     10,050,957
Cliffs Natural Resources,
  Inc. .......................     367,893      9,421,740
Commercial Metals Co. (a).....     792,605      9,408,221
Nucor Corp. (a)...............     226,812     10,478,714
Reliance Steel & Aluminum
  Co. ........................     457,734      9,127,216
Steel Dynamics, Inc. (a)......     823,678      9,208,720
United States Steel Corp.
  (a).........................     259,950      9,670,140
Worthington Industries, Inc.
  (a).........................     783,573      8,634,975
                                             ------------
                                               85,323,684
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $433,842,933).........                213,426,185
                                             ------------
SHORT TERM INVESTMENTS -- 20.6%
MONEY MARKET FUNDS -- 20.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  42,504,738     42,504,738
STIC Prime Portfolio..........   1,630,548      1,630,548
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $44,135,286)..........                 44,135,286
                                             ------------
TOTAL INVESTMENTS -- 120.3%
  (Cost $477,978,219).........                257,561,471
OTHER ASSETS AND
  LIABILITIES -- (20.3)%......                (43,440,831)
                                             ------------
NET ASSETS -- 100.0%..........               $214,120,640
                                             ============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Investments of cash collateral for securities loaned
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.8%
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 3.9%
IHS, Inc. (Class A) (a)(b)....      98,600   $  3,689,612
                                             ------------
OIL & GAS DRILLING -- 33.3%
Diamond Offshore Drilling,
  Inc. (a)....................      65,354      3,851,965
ENSCO International, Inc.
  (a).........................     138,662      3,936,614
Helmerich & Payne, Inc. (a)...     181,942      4,139,181
Nabors Industries, Ltd.
  (a)(b)......................     340,938      4,081,028
Noble Corp. (a)...............     175,405      3,874,696
Patterson-UTI Energy, Inc.
  (a).........................     362,250      4,169,497
Pride International, Inc.
  (a)(b)......................     247,465      3,954,491
Rowan Cos., Inc. (a)..........     245,255      3,899,555
                                             ------------
                                               31,907,027
                                             ------------
OIL & GAS EQUIPMENT & SERVICES -- 62.6%
Baker Hughes, Inc. (a)........     127,671      4,094,409
BJ Services Co. (a)...........     340,105      3,969,025
Cameron International Corp.
  (b).........................     192,374      3,943,667
Dresser-Rand Group, Inc. (b)..     233,159      4,021,993
Exterran Holdings, Inc.
  (a)(b)......................     185,346      3,947,870
FMC Technologies, Inc.
  (a)(b)......................     165,745      3,949,703
Halliburton Co. ..............     218,706      3,976,075
National-Oilwell Varco, Inc.
  (b).........................     163,140      3,987,142
Oceaneering International,
  Inc. (a)(b).................     146,947      4,282,036
Schlumberger, Ltd. ...........      94,660      4,006,958
SEACOR Holdings, Inc. (a)(b)..      59,650      3,975,672
Smith International, Inc. ....     163,532      3,743,247
Superior Energy Services, Inc.
  (b).........................     244,220      3,890,425
Tidewater, Inc. (a)...........      99,157      3,993,052
Weatherford International,
  Ltd. (a)(b).................     384,477      4,160,041
                                             ------------
                                               59,941,315
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $196,536,761).........                 95,537,954
                                             ------------
SHORT TERM INVESTMENTS -- 23.9%
MONEY MARKET FUNDS -- 23.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  22,389,018     22,389,018
STIC Prime Portfolio..........     479,917        479,917
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $22,868,935)..........                 22,868,935
                                             ------------
TOTAL INVESTMENTS -- 123.7%
  (Cost $219,405,696).........                118,406,889
OTHER ASSETS AND
  LIABILITIES -- (23.7)%......                (22,675,065)
                                             ------------
NET ASSETS -- 100.0%..........               $ 95,731,824
                                             ============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.8%
INTEGRATED OIL & GAS -- 12.4%
Chevron Corp. ................      87,909   $  6,502,629
ConocoPhillips (a)............     122,634      6,352,441
Exxon Mobil Corp. ............      83,017      6,627,247
Occidental Petroleum Corp.
  (a).........................     110,150      6,607,898
                                             ------------
                                               26,090,215
                                             ------------
OIL & GAS EXPLORATION & PRODUCTION -- 69.2%
Anadarko Petroleum Corp. (a)..     167,633      6,462,252
Apache Corp. .................      83,516      6,224,447
Cabot Oil & Gas Corp. ........     240,485      6,252,610
Chesapeake Energy Corp. (a)...     390,022      6,306,656
Cimarex Energy Co. (a)........     240,579      6,442,706
Comstock Resources, Inc.
  (a)(b)......................     138,508      6,544,503
Denbury Resources, Inc.
  (a)(b)......................     642,098      7,011,710
Devon Energy Corp. ...........      93,260      6,128,115
Encore Acquisition Co.
  (a)(b)......................     268,875      6,861,690
EOG Resources, Inc. ..........      95,870      6,383,025
Forest Oil Corp. (a)(b).......     369,866      6,099,090
Newfield Exploration Co. (b)..     310,907      6,140,413
Noble Energy, Inc. (a)........     130,207      6,408,789
Penn Virginia Corp. (a).......     231,734      6,020,449
Petrohawk Energy Corp.
  (a)(b)......................     394,895      6,172,209
Pioneer Natural Resources Co.
  (a).........................     383,482      6,204,739
Plains Exploration &
  Production Co. (a)(b).......     292,007      6,786,243
Range Resources Corp. ........     181,327      6,235,835
Southwestern Energy Co.
  (a)(b)......................     220,594      6,390,608
St. Mary Land & Exploration
  Co. (a).....................     311,712      6,330,871
Ultra Petroleum Corp. (a)(b)..     186,752      6,444,811
Whiting Petroleum Corp. (b)...     184,226      6,164,202
XTO Energy, Inc. .............     167,880      5,921,128
                                             ------------
                                              145,937,101
                                             ------------
OIL & GAS REFINING & MARKETING -- 18.2%
Frontier Oil Corp. (a)........     516,865      6,528,005
Holly Corp. (a)...............     328,639      5,991,089
Sunoco, Inc. (a)..............     147,224      6,398,355
Tesoro Corp. (a)..............     536,422      7,064,677
Valero Energy Corp. (a).......     274,120      5,931,957
World Fuel Services Corp.
  (a).........................     173,326      6,413,062
                                             ------------
                                               38,327,145
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $323,310,636).........                210,354,461
                                             ------------
SHORT TERM INVESTMENTS -- 18.9%
MONEY MARKET FUNDS -- 18.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  39,135,532     39,135,532
STIC Prime Portfolio..........     634,928        634,928
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $39,770,460)..........                 39,770,460
                                             ------------
TOTAL INVESTMENTS -- 118.7%
  (Cost $363,081,096).........                250,124,921
OTHER ASSETS AND
  LIABILITIES -- (18.7)%......                (39,461,322)
                                             ------------
NET ASSETS -- 100.0%..........               $210,663,599
                                             ============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.7%
PHARMACEUTICALS -- 99.7%
Abbott Laboratories (a).......      35,210   $  1,879,158
Allergan, Inc. (a)............      47,798      1,927,215
Auxilium Pharmaceuticals, Inc.
  (a)(b)......................      67,524      1,920,383
Bristol-Myers Squibb Co. (a)..      81,844      1,902,873
Eli Lilly & Co. ..............      47,183      1,900,059
Endo Pharmaceuticals Holdings,
  Inc. (a)(b).................      73,030      1,890,016
Forest Laboratories, Inc.
  (b).........................      74,276      1,891,810
Johnson & Johnson.............      31,634      1,892,662
King Pharmaceuticals, Inc.
  (a)(b)......................     179,977      1,911,356
Medicis Pharmaceutical Corp.
  (Class A)...................     135,028      1,876,889
Merck & Co., Inc. (a).........      63,235      1,922,344
Mylan, Inc. (a)(b)............     193,364      1,912,370
Perrigo Co. (a)...............      58,786      1,899,376
Pfizer, Inc. .................     105,451      1,867,537
Questcor Pharmaceuticals, Inc.
  (b).........................     201,048      1,871,757
Schering-Plough Corp. (a).....     109,845      1,870,660
Sepracor, Inc. (a)(b).........     174,442      1,915,373
The Medicines Co. (b).........     127,071      1,871,756
Valeant Pharmaceuticals
  International (a)(b)........      82,275      1,884,098
ViroPharma, Inc. (a)(b).......     139,061      1,810,574
Watson Pharmaceuticals, Inc.
  (a)(b)......................      72,353      1,922,419
Wyeth.........................      50,465      1,892,942
XenoPort, Inc. (b)............      74,632      1,871,771
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $41,605,404)..........                 43,505,398
                                             ------------
SHORT TERM INVESTMENTS -- 26.9%
MONEY MARKET FUNDS -- 26.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  11,512,767     11,512,767
STIC Prime Portfolio..........     241,720        241,720
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $11,754,487)..........                 11,754,487
                                             ------------
TOTAL INVESTMENTS -- 126.6%
  (Cost $53,359,891)..........                 55,259,885
OTHER ASSETS AND
  LIABILITIES -- (26.6)%......                (11,597,883)
                                             ------------
NET ASSETS -- 100.0%..........               $ 43,662,002
                                             ============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.9%
APPAREL RETAIL -- 29.1%
Abercrombie & Fitch Co. (Class
  A) (a)......................    200,637   $  4,628,696
Aeropostale, Inc. (a)(b)......    268,982      4,330,610
American Eagle Outfitters,
  Inc. .......................    467,235      4,373,320
Collective Brands, Inc. (b)...    401,016      4,699,908
Foot Locker, Inc. (a).........    587,551      4,312,624
Guess ?, Inc. ................    318,997      4,896,604
Gymboree Corp. (b)............    183,276      4,781,671
J. Crew Group, Inc. (a)(b)....    364,372      4,445,338
Limited Brands, Inc. .........    488,125      4,900,775
Mens Wearhouse, Inc. (a)......    305,576      4,137,499
Ross Stores, Inc. (a).........    156,862      4,663,507
The Children's Place Retail
  Stores, Inc. (b)............    227,980      4,942,606
The Gap, Inc. ................    337,776      4,522,821
The TJX Cos., Inc. ...........    221,938      4,565,265
Urban Outfitters, Inc.
  (a)(b)......................    302,976      4,538,580
                                            ------------
                                              68,739,824
                                            ------------
AUTOMOTIVE RETAIL -- 10.1%
Advance Auto Parts, Inc. .....    140,610      4,731,527
AutoNation, Inc. (a)(b).......    474,940      4,692,407
AutoZone, Inc. (b)............     34,777      4,850,348
CarMax, Inc. (a)(b)...........    627,836      4,947,348
O'Reilly Automotive, Inc.
  (a)(b)......................    152,188      4,678,259
                                            ------------
                                              23,899,889
                                            ------------
COMPUTER & ELECTRONICS RETAIL -- 5.6%
Best Buy Co., Inc. (a)........    163,095      4,584,600
GameStop Corp. (Class A)
  (a)(b)......................    186,276      4,034,738
RadioShack Corp. (a)..........    391,321      4,672,373
                                            ------------
                                              13,291,711
                                            ------------
DEPARTMENT STORES -- 9.7%
J. C. Penney Co., Inc. (a)....    230,056      4,532,103
Kohl's Corp. (a)(b)...........    128,383      4,647,464
Macy's, Inc. .................    431,597      4,467,029
Nordstrom, Inc. (a)...........    360,931      4,803,992
Sears Holdings Corp. (a)(b)...    117,030      4,548,956
                                            ------------
                                              22,999,544
                                            ------------
DRUG RETAIL -- 3.9%
CVS Caremark Corp. ...........    170,044      4,887,065
Walgreen Co. (a)..............    175,793      4,336,813
                                            ------------
                                               9,223,878
                                            ------------
FOOD RETAIL -- 10.0%
Casey's General Stores,
  Inc. .......................    202,248      4,605,187
Safeway, Inc. ................    197,138      4,685,970
SUPERVALU, Inc. ..............    351,693      5,134,718
The Kroger Co. ...............    180,258      4,760,614
Whole Foods Market, Inc. .....    460,131      4,343,636
                                            ------------
                                              23,530,125
                                            ------------
GENERAL MERCHANDISE STORES -- 5.8%
Dollar Tree Stores, Inc. (b)..    104,929      4,386,032
Family Dollar Stores, Inc. ...    180,960      4,717,628
Target Corp. .................    133,187      4,598,947
                                            ------------
                                              13,702,607
                                            ------------
HYPERMARKETS & SUPER CENTERS -- 3.8%
Costco Wholesale Corp. .......     85,234      4,474,785
Wal-Mart Stores, Inc. ........     82,234      4,610,038
                                            ------------
                                               9,084,823
                                            ------------
INTERNET RETAIL -- 8.1%
Amazon.com, Inc. (b)..........     88,933      4,560,484
Expedia, Inc. (b).............    562,306      4,633,402
Netflix, Inc. (a)(b)..........    165,449      4,945,271
Priceline.com, Inc. (b).......     66,228      4,877,692
                                            ------------
                                              19,016,849
                                            ------------
SPECIALTY STORES -- 13.8%
Barnes & Noble, Inc. .........    315,260      4,728,900
Dick's Sporting Goods, Inc.
  (a)(b)......................    339,780      4,794,296
Office Depot, Inc. (b)........  1,613,812      4,809,160
PetSmart, Inc. ...............    258,541      4,770,081
Staples, Inc. (a).............    250,435      4,487,795
Tiffany & Co. ................    186,766      4,413,281
Tractor Supply Co. (a)(b).....    125,322      4,529,137
                                            ------------
                                              32,532,650
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $228,714,825).........               236,021,900
                                            ------------
SHORT TERM INVESTMENTS -- 4.9%
MONEY MARKET FUNDS -- 4.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  8,882,789      8,882,789
STIC Prime Portfolio..........  2,862,366      2,862,366
                                            ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $11,745,155)..........                11,745,155
                                            ------------
TOTAL INVESTMENTS -- 104.8%
  (Cost $240,459,980).........               247,767,055
OTHER ASSETS AND
  LIABILITIES -- (4.8)%.......               (11,449,856)
                                            ------------
NET ASSETS -- 100.0%..........              $236,317,199
                                            ============




(a)    Security, or portion thereof, was on loan at December 31,2008.
(b)    Non-income producing security.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.9%
SEMICONDUCTORS -- 99.9%
Advanced Micro Devices, Inc.
  (a)(b).......................    170,018   $   367,239
Altera Corp. (b)...............     23,476       392,284
Analog Devices, Inc. (b).......     20,345       386,962
Atmel Corp. (a)(b).............    123,304       385,942
Broadcom Corp. (Class A) (a)...     21,941       372,339
Cree, Inc. (a)(b)..............     24,535       389,370
Intel Corp. ...................     26,727       391,818
Intersil Corp. (Class A) (b)...     43,315       398,065
Linear Technology Corp. (b)....     17,448       385,950
LSI Logic Corp. (a)(b).........     99,469       327,253
Microchip Technology, Inc.
  (b)..........................     19,681       384,370
Micron Technology, Inc.
  (a)(b).......................    129,077       340,763
Microsemi Corp. (a)(b).........     33,043       417,663
National Semiconductor Corp.
  (b)..........................     37,949       382,146
NVIDIA Corp. (a)(b)............     45,298       365,555
ON Semiconductor Corp. (a)(b)..    109,023       370,678
PMC-Sierra, Inc. (a)...........     82,820       402,505
Rambus, Inc. (a)(b)............     24,001       382,096
Silicon Laboratories, Inc.
  (a)..........................     15,682       388,600
Skyworks Solutions, Inc. (a)...     71,470       395,944
Texas Instruments, Inc. (b)....     25,593       397,203
Xilinx, Inc. (b)...............     22,296       397,314
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $19,407,511)...........                8,422,059
                                             -----------
SHORT TERM INVESTMENTS -- 26.4%
MONEY MARKET FUNDS -- 26.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).............  2,215,620     2,215,620
STIC Prime Portfolio...........     15,514        15,514
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,231,134)............                2,231,134
                                             -----------
TOTAL INVESTMENTS -- 126.3%
  (Cost $21,638,645)...........               10,653,193
OTHER ASSETS AND
  LIABILITIES -- (26.3)%.......               (2,220,051)
                                             -----------
NET ASSETS -- 100.0%...........              $ 8,433,142
                                             ===========




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2008.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION             SHARES         VALUE
--------------------             ------         -----
COMMON STOCKS -- 99.7%
REGIONAL BANKS -- 88.6%
Associated Bancorp (a)......      880,749   $  18,434,077
BancorpSouth, Inc. (a)......      745,202      17,407,919
Bank of Hawaii Corp. (a)....      321,832      14,537,151
BOK Financial Corp. (a).....      398,048      16,081,139
Boston Private Financial
  Holdings, Inc. (a)........    1,803,838      12,338,252
Cathay General Bancorp (a)..      914,578      21,721,228
Central Pacific Financial
  Corp. (a).................      965,419       9,692,807
Citizens Republic Bancorp,
  Inc. (a)..................    2,498,253       7,444,794
City National Corp. (a).....      414,969      20,208,990
CVB Financial Corp. (a).....    1,346,540      16,023,826
East West Bancorp, Inc.
  (a).......................      973,927      15,553,614
F.N.B. Corp. (a)............    1,227,979      16,209,323
First Commonwealth Financial
  Corp. (a).................    1,321,090      16,355,094
First Horizon National Corp.
  (a).......................    1,278,743      13,516,317
First Midwest Bancorp, Inc.
  (a).......................      863,814      17,250,366
FirstMerit Corp. ...........      660,512      13,599,942
Frontier Financial Corp.
  (a).......................    1,651,424       7,200,209
Fulton Financial Corp. (a)..    1,676,787      16,130,691
Glacier Bancorp, Inc. (a)...      931,573      17,718,518
Hancock Holding Co. (a).....      372,590      16,937,941
IBERIABANK Corp. ...........      313,340      15,040,320
National Penn Bancshares,
  Inc. (a)..................    1,160,182      16,834,241
Old National Bancorp (a)....      880,709      15,993,675
Pacific Capital Bancorp
  (a).......................      990,835      16,725,295
PacWest Bancorp (a).........      618,197      16,629,499
PrivateBancorp, Inc. (a)....      508,125      16,493,738
Prosperity Bancshares, Inc.
  (a).......................      508,112      15,035,034
Signature Bank (a)(b).......      745,242      21,380,993
South Financial Group, Inc.
  (a).......................    1,642,871       7,097,203
Sterling Bancshares, Inc.
  (a).......................    2,252,663      13,696,191
Sterling Financial
  Corp. -- Washington (a)...    1,253,351      11,029,489
Susquehanna Bancshares, Inc.
  (a).......................    1,270,296      20,210,409
SVB Financial Group (a)(b)..      321,793       8,440,630
TCF Financial Corp. (a).....    1,185,647      16,195,938
The Colonial BancGroup, Inc.
  (a).......................    2,489,771       5,153,826
Trustmark Corp. (a).........    1,007,725      21,756,783
UCBH Holdings, Inc. (a).....    2,235,695      15,381,582
UMB Financial Corp. (a).....      389,580      19,143,961
Umpqua Holdings Corp. (a)...    1,168,683      16,910,843
United Bankshares, Inc.
  (a).......................      431,930      14,348,715
Valley National Bancorp
  (a).......................      804,501      16,291,145
Westamerica Bancorp (a).....      304,854      15,593,282
Whitney Holding Corp. (a)...      948,498      15,166,483
Wilmington Trust Corp. (a)..      677,503      15,067,667
Wintrust Financial Corp.
  (a).......................      618,183      12,716,024
                                            -------------
                                              682,695,164
                                            -------------
THRIFTS & MORTGAGE FINANCE -- 11.1%
Brookline Bancorp, Inc.
  (a).......................    1,880,043      20,022,458
First Niagara Financial
  Group, Inc. (a)...........    1,261,809      20,403,451
Hudson City Bancorp, Inc. ..    1,211,055      19,328,438
Provident Financial
  Services, Inc. (a)........    1,007,777      15,418,988
Webster Financial Corp.
  (a).......................      736,737      10,152,235
                                            -------------
                                               85,325,570
                                            -------------
TOTAL COMMON STOCKS --
  (Cost $964,803,024).......                  768,020,734
                                            -------------
SHORT TERM INVESTMENTS -- 26.9%
MONEY MARKET FUNDS -- 26.9%
Federated Prime Obligations
  Fund......................          109             109
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........  191,121,184     191,121,184
STIC Prime Portfolio........   15,820,950      15,820,950
                                            -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $206,942,243).......                  206,942,243
                                            -------------
TOTAL INVESTMENTS -- 126.6%
  (Cost $1,171,745,267).....                  974,962,977
OTHER ASSETS AND
  LIABILITIES -- (26.6)%....                 (204,619,022)
                                            -------------
NET ASSETS -- 100.0%........                $ 770,343,955
                                            =============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

                      (This page intentionally left blank)

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


                                                              SPDR DJ         SPDR            SPDR
                                                             WILSHIRE     DJ WILSHIRE      DJ WILSHIRE
                                                           TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                                ETF           ETF              ETF
                                                           ------------   -----------   ----------------
ASSETS
  Investments in securities of unaffiliated issuers, at
     value (Note 2)......................................  $140,713,128   $23,043,428     $165,677,451
  Investments in securities of affiliated issuers, at
     value* (Note 3).....................................    23,292,252     5,454,049       28,955,817
                                                           ------------   -----------     ------------
     Total Investments...................................   164,005,380    28,497,477      194,633,268
  Receivable for investments sold........................        64,488            --               --
  Receivable for Fund shares sold in-kind................       127,504            --               --
  Dividends receivable (Note 2)..........................       289,860        49,068          243,057
                                                           ------------   -----------     ------------
       TOTAL ASSETS......................................   164,487,232    28,546,545      194,876,325
                                                           ------------   -----------     ------------

LIABILITIES
  Payable upon return of securities loaned...............    23,054,817     5,408,269       28,955,817
  Payable for investments purchased......................        14,781       170,912               --
  Distributions payable..................................       902,915        40,268          708,966
  Accrued advisory fee (Note 3)..........................        20,138         3,216           27,142
  Accrued trustees fee (Note 3)..........................           596            40            1,286
                                                           ------------   -----------     ------------
       TOTAL LIABILITIES.................................    23,993,247     5,622,705       29,693,211
                                                           ------------   -----------     ------------
       NET ASSETS........................................  $140,493,985   $22,923,840     $165,183,114
                                                           ============   ===========     ============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)...............................  $185,398,945   $26,272,812     $274,137,535
  Undistributed (distribution in excess of) net
     investment income...................................      (122,127)      (75,265)          15,261
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions.......................   (10,308,360)     (276,939)     (25,763,809)
  Net unrealized appreciation (depreciation) on:
     Investments.........................................   (34,474,473)   (2,996,768)     (83,205,873)
                                                           ------------   -----------     ------------
       NET ASSETS........................................  $140,493,985   $22,923,840     $165,183,114
                                                           ============   ===========     ============
NET ASSET VALUE PER SHARE
  Net asset value per share..............................  $      65.34   $     41.68     $      36.30
                                                           ============   ===========     ============
  Shares outstanding (unlimited amount authorized, $0.01
     par value)..........................................     2,150,122       550,000        4,550,113
                                                           ============   ===========     ============
COST OF INVESTMENTS:
  Unaffiliated issuers...................................  $175,124,562   $26,030,088     $248,883,324
  Affiliated issuers.....................................    23,355,291     5,464,157       28,955,817
                                                           ------------   -----------     ------------
  Total cost of investments..............................  $198,479,853   $31,494,245     $277,839,141
                                                           ============   ===========     ============

  *   Includes $22,867,755, $5,368,382, $28,580,510, $15,081,242, $5,120,827, $7,277,740, $2,340,302,
      $4,567,128, $16,891,002 respectively, of investments of securities on loan, at value.





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


            SPDR             SPDR            SPDR              SPDR            SPDR             SPDR
        DJ WILSHIRE      DJ WILSHIRE      DJ WILSHIRE      DJ WILSHIRE     DJ WILSHIRE       DJ WILSHIRE
      LARGE CAP VALUE      MID CAP      MID CAP GROWTH    MID CAP VALUE     SMALL CAP     SMALL CAP GROWTH
            ETF              ETF              ETF              ETF             ETF               ETF
      ---------------    -----------    --------------    -------------    -----------    ----------------

        $101,662,747     $20,310,042     $ 26,890,948      $10,735,285     $17,005,704      $ 74,795,026
          15,482,517       5,154,190        7,368,056        2,325,652       4,572,151        16,990,202
        ------------     -----------     ------------      -----------     -----------      ------------
         117,145,264      25,464,232       34,259,004       13,060,937      21,577,855        91,785,228
                  --          26,813               --           30,106          46,007           198,890
                  --              --               --               --              --            33,968
             307,789          42,990           25,491           30,633          32,942            59,058
        ------------     -----------     ------------      -----------     -----------      ------------
         117,453,053      25,534,035       34,284,495       13,121,676      21,656,804        92,077,144
        ------------     -----------     ------------      -----------     -----------      ------------


          15,076,946       5,154,190        7,368,056        2,325,652       4,572,151        16,990,202
           1,096,213         108,152               --           74,017         102,588            51,825
              91,710           6,713           63,133           28,962          19,986           228,581
              15,165           3,775            5,347            1,555           3,366            13,147
                 448             103              190               47              63               403
        ------------     -----------     ------------      -----------     -----------      ------------
          16,280,482       5,272,933        7,436,726        2,430,233       4,698,154        17,284,158
        ------------     -----------     ------------      -----------     -----------      ------------
        $101,172,571     $20,261,102     $ 26,847,769      $10,691,443     $16,958,650      $ 74,792,986
        ============     ===========     ============      ===========     ===========      ============

        $147,219,021     $30,375,016     $ 46,843,219      $16,657,287     $24,987,913      $123,130,367
            (158,752)        (13,602)           3,024            6,229         (14,368)           21,839
          (7,154,535)       (768,973)      (3,373,275)      (1,901,198)       (296,559)       (3,218,543)

         (38,733,163)     (9,331,339)     (16,625,199)      (4,070,875)     (7,718,336)      (45,140,677)
        ------------     -----------     ------------      -----------     -----------      ------------
        $101,172,571     $20,261,102     $ 26,847,769      $10,691,443     $16,958,650      $ 74,792,986
        ============     ===========     ============      ===========     ===========      ============

        $      50.57     $     33.77     $      38.35      $     35.64     $     37.69      $      57.53
        ============     ===========     ============      ===========     ===========      ============
           2,000,553         600,000          700,000          300,000         450,000         1,300,107
        ============     ===========     ============      ===========     ===========      ============

        $140,240,752     $29,641,381     $ 43,516,147      $14,806,160     $24,724,040      $119,935,703
          15,637,675       5,154,190        7,368,056        2,325,652       4,572,151        16,990,202
        ------------     -----------     ------------      -----------     -----------      ------------
        $155,878,427     $34,795,571     $ 50,884,203      $17,131,812     $29,296,191      $136,925,905
        ============     ===========     ============      ===========     ===========      ============


SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               SPDR            SPDR
                                                           DJ WILSHIRE       DJ GLOBAL         SPDR
                                                         SMALL CAP VALUE      TITANS        DJ WILSHIRE
                                                               ETF              ETF          REIT ETF
                                                         ---------------   ------------   --------------
ASSETS
  Investments in securities of unaffiliated issuers, at
     value (Note 2)....................................    $ 66,456,710    $ 88,219,209   $1,077,626,682
  Investments in securities of affiliated issuers, at
     value* (Note 3)...................................      16,940,317      12,941,537      273,304,946
                                                           ------------    ------------   --------------
     Total Investments.................................      83,397,027     101,160,746    1,350,931,628
  Foreign currency, at value...........................              --         232,707               --
  Cash.................................................              --              --              654
  Receivable for investments sold......................              57         389,311           35,716
  Dividends receivable (Note 2)........................         193,302         302,679       10,166,523
  Interest receivable..................................              --              --               --
                                                           ------------    ------------   --------------
       TOTAL ASSETS....................................      83,590,386     102,085,443    1,361,134,521
                                                           ------------    ------------   --------------

LIABILITIES
  Payable upon return of securities loaned.............      16,940,317      12,941,537      273,304,946
  Payable for Fund shares repurchased in-kind..........              --              --               --
  Payable for investments purchased....................           8,883         292,864        3,040,276
  Distributions payable................................         567,706         777,073        9,748,263
  Accrued advisory fee (Note 3)........................          13,148          37,057          199,071
  Accrued trustees fee (Note 3)........................             439             695            6,239
                                                           ------------    ------------   --------------
       TOTAL LIABILITIES...............................      17,530,493      14,049,226      286,298,795
                                                           ------------    ------------   --------------
       NET ASSETS......................................    $ 66,059,893    $ 88,036,217   $1,074,835,726
                                                           ============    ============   ==============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4).............................    $112,136,186    $145,103,541   $1,890,552,225
  Undistributed (distribution in excess of) net
     investment income.................................          29,469          34,541       (2,661,996)
  Accumulated net realized gain (loss) on investments
     and foreign currency transactions.................      (3,319,864)    (20,853,721)    (131,748,790)
  Net unrealized appreciation (depreciation) on:
     Investments.......................................     (42,785,898)    (36,234,292)    (681,305,713)
     Foreign currency..................................              --         (13,852)              --
                                                           ------------    ------------   --------------
       NET ASSETS......................................    $ 66,059,893    $ 88,036,217   $1,074,835,726
                                                           ============    ============   ==============
NET ASSET VALUE PER SHARE
  Net asset value per share............................    $      42.58    $      47.58   $        40.44
                                                           ============    ============   ==============
  Shares outstanding (unlimited amount authorized,
     $0.01 par value)..................................       1,551,320       1,850,320       26,576,019
                                                           ============    ============   ==============
COST OF INVESTMENTS:
  Unaffiliated issuers.................................    $109,242,608    $124,453,501   $1,758,932,395
  Affiliated issuers...................................      16,940,317      12,941,537      273,304,946
                                                           ------------    ------------   --------------
  Total cost of investments............................    $126,182,925    $137,395,038   $2,032,237,341
                                                           ============    ============   ==============
  Foreign currency, at cost............................    $         --    $    244,737   $           --
                                                           ============    ============   ==============

  *   Includes $16,969,532, $12,786,299, $279,591,800, $127,019,837, $12,167,192, $13,380,336,
      $21,112,917, $81,215,310, $122,805,253 respectively, of investments of securities on loan, at value.





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                        SPDR             SPDR             SPDR
     SPDR               KBW               KBW        MORGAN STANLEY      SPDR S&P         SPDR S&P
   KBW BANK       CAPITAL MARKETS      INSURANCE       TECHNOLOGY        DIVIDEND         BIOTECH
      ETF               ETF               ETF              ETF              ETF             ETF
--------------    ---------------    ------------    --------------    ------------    -------------

$  875,800,242      $ 56,165,028     $113,246,406     $135,973,153     $437,886,664    $ 465,980,747
   156,483,558        16,629,549       13,425,993       21,459,142       81,803,976      123,859,303
--------------      ------------     ------------     ------------     ------------    -------------
 1,032,283,800        72,794,577      126,672,399      157,432,295      519,690,640      589,840,050
            --                --               --               --               --               --
            --                --               --               --               --               --
    19,662,227                --               --               --               --               --
     3,025,600            80,119          248,742          150,539        2,037,545               --
            --                --               --               --               --          113,781
--------------      ------------     ------------     ------------     ------------    -------------
 1,054,971,627        72,874,696      126,921,141      157,582,834      521,728,185      589,953,831
--------------      ------------     ------------     ------------     ------------    -------------


   126,012,562        12,092,991       13,425,993       21,459,142       81,803,976      123,859,303
        34,229                --              621               --              713               --
    19,542,033                --               --               --          577,750               --
     6,494,125           236,878          704,695          356,332        6,035,593           62,238
       257,492            16,224           24,131           57,291          116,343          131,439
         4,470               545              265            1,151            1,154            2,178
--------------      ------------     ------------     ------------     ------------    -------------
   152,344,911        12,346,638       14,155,705       21,873,916       88,535,529      124,055,158
--------------      ------------     ------------     ------------     ------------    -------------
$  902,626,716      $ 60,528,058     $112,765,436     $135,708,918     $433,192,656    $ 465,898,673
==============      ============     ============     ============     ============    =============

$1,607,895,717      $165,329,981     $142,705,920     $297,683,076     $541,510,144    $ 601,764,279
      (195,637)           (9,471)        (234,872)           1,783       (1,403,419)       7,909,179
  (234,855,152)      (52,011,824)      (8,631,529)     (74,748,666)     (77,367,284)     (38,940,201)

            --                --               --               --               --               --
  (470,218,212)      (52,780,628)     (21,074,083)     (87,227,275)     (29,546,785)    (104,834,584)
--------------      ------------     ------------     ------------     ------------    -------------
$  902,626,716      $ 60,528,058     $112,765,436     $135,708,918     $433,192,656    $ 465,898,673
==============      ============     ============     ============     ============    =============

$        21.96      $      26.32     $      27.50     $      33.93     $      40.48    $       53.55
==============      ============     ============     ============     ============    =============
    41,101,969         2,300,000        4,100,000        4,000,106       10,700,203        8,700,000
==============      ============     ============     ============     ============    =============

$1,326,569,259      $105,924,566     $134,320,489     $223,200,428     $467,433,449    $ 570,815,331
   175,932,753        19,650,639       13,425,993       21,459,142       81,803,976      123,859,303
--------------      ------------     ------------     ------------     ------------    -------------
$1,502,502,012      $125,575,205     $147,746,482     $244,659,570     $549,237,425    $ 694,674,634
==============      ============     ============     ============     ============    =============
$           --      $         --     $         --     $         --     $         --    $          --
==============      ============     ============     ============     ============    =============


SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                              SPDR S&P
                                                                                             OIL & GAS
                                                              SPDR S&P        SPDR S&P      EQUIPMENT &
                                                            HOMEBUILDERS      METALS &        SERVICES
                                                                ETF          MINING ETF         ETF
                                                           -------------   -------------   -------------
ASSETS
  Investments in securities of unaffiliated issuers, at
     value (Note 2)......................................  $ 543,430,058   $ 215,056,733   $  96,017,871
  Investments in securities of affiliated issuers, at
     value* (Note 3).....................................    129,332,472      42,504,738      22,389,018
                                                           -------------   -------------   -------------
     Total Investments...................................    672,762,530     257,561,471     118,406,889
  Receivable for investments sold........................             --         327,259              --
  Receivable for Fund shares sold in-kind................             --              --              --
  Receivable due from Advisor............................             --              --              --
  Dividends receivable (Note 2)..........................        859,780         237,276          74,995
                                                           -------------   -------------   -------------
       TOTAL ASSETS......................................    673,622,310     258,126,006     118,481,884
                                                           -------------   -------------   -------------

LIABILITIES
  Payable upon return of securities loaned...............    129,332,472      42,504,738      22,389,018
  Payable for Fund shares repurchased in-kind............          6,570             233              96
  Payable for investments purchased......................             --              --              --
  Distributions payable..................................      4,476,445       1,450,079         332,886
  Accrued advisory fee (Note 3)..........................        159,229          47,857          27,038
  Accrued trustees fee (Note 3)..........................          2,355           2,459           1,022
                                                           -------------   -------------   -------------
       TOTAL LIABILITIES.................................    133,977,071      44,005,366      22,750,060
                                                           -------------   -------------   -------------
       NET ASSETS........................................  $ 539,645,239   $ 214,120,640   $  95,731,824
                                                           =============   =============   =============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)...............................  $ 798,840,279   $ 561,406,689   $ 229,862,003
  Undistributed (distribution in excess of) net
     investment income...................................       (725,803)       (380,684)          8,959
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions.......................   (196,496,381)   (126,488,617)    (33,140,331)
  Net unrealized appreciation (depreciation) on:
     Investments.........................................    (61,972,856)   (220,416,748)   (100,998,807)
                                                           -------------   -------------   -------------
       NET ASSETS........................................  $ 539,645,239   $ 214,120,640   $  95,731,824
                                                           =============   =============   =============
NET ASSET VALUE PER SHARE
  Net asset value per share..............................  $       12.05   $       27.81   $       17.09
                                                           =============   =============   =============
  Shares outstanding (unlimited amount authorized, $0.01
     par value)..........................................     44,800,000       7,700,011       5,600,000
                                                           =============   =============   =============
COST OF INVESTMENTS:
  Unaffiliated issuers...................................  $ 605,402,914   $ 435,473,481   $ 197,016,678
  Affiliated issuers.....................................    129,332,472      42,504,738      22,389,018
                                                           -------------   -------------   -------------
  Total cost of investments..............................  $ 734,735,386   $ 477,978,219   $ 219,405,696
                                                           =============   =============   =============

  *   Includes $128,839,501, $42,105,970, $22,289,399, $38,740,226, $11,379,113, $8,933,387,
      $2,169,783, $192,363,858 respectively, of investments of securities on loan, at value.





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


         SPDR S&P                                                          SPDR KBW
         OIL & GAS         SPDR S&P                        SPDR S&P        REGIONAL
       EXPLORATION &   PHARMACEUTICALS     SPDR S&P     SEMICONDUCTOR       BANKING
      PRODUCTION ETF         ETF          RETAIL ETF         ETF              ETF
      --------------   ---------------   ------------   -------------   --------------

       $ 210,989,389     $43,747,118     $238,884,266    $  8,437,573   $  783,841,793
          39,135,532      11,512,767        8,882,789       2,215,620      191,121,184
       -------------     -----------     ------------    ------------   --------------
         250,124,921      55,259,885      247,767,055      10,653,193      974,962,977
                  --       9,744,037               --              --       14,410,488
                  --              --               --              --              492
                  --              --           53,830              --               --
             181,831          72,484          395,312           5,876        2,310,309
       -------------     -----------     ------------    ------------   --------------
         250,306,752      65,076,406      248,216,197      10,659,069      991,684,266
       -------------     -----------     ------------    ------------   --------------


          39,135,532      11,512,767        8,882,789       2,215,620      191,121,184
               2,640              --               --              --               --
                  --       9,639,536           15,817              --       14,375,654
             450,791         250,197        2,984,923           7,694       15,618,487
              52,748          11,845           14,244           2,469          222,251
               1,442              59            1,225             144            2,735
       -------------     -----------     ------------    ------------   --------------
          39,643,153      21,414,404       11,898,998       2,225,927      221,340,311
       -------------     -----------     ------------    ------------   --------------
       $ 210,663,599     $43,662,002     $236,317,199    $  8,433,142   $  770,343,955
       =============     ===========     ============    ============   ==============

       $ 384,045,311     $43,081,561     $259,716,978    $ 36,891,273   $1,042,398,446
             (26,443)        (29,022)        (185,171)         21,967       (3,051,604)
         (60,399,094)     (1,290,531)     (30,521,683)    (17,494,646)     (72,220,597)

        (112,956,175)      1,899,994        7,307,075     (10,985,452)    (196,782,290)
       -------------     -----------     ------------    ------------   --------------
       $ 210,663,599     $43,662,002     $236,317,199    $  8,433,142   $  770,343,955
       =============     ===========     ============    ============   ==============

       $       29.67     $     30.11     $      20.37    $      24.09   $        29.23
       =============     ===========     ============    ============   ==============
           7,100,000       1,450,134       11,600,018         350,000       26,350,582
       =============     ===========     ============    ============   ==============

       $ 323,945,564     $41,847,124     $231,577,191    $ 19,423,025   $  980,624,083
          39,135,532      11,512,767        8,882,789       2,215,620      191,121,184
       -------------     -----------     ------------    ------------   --------------
       $ 363,081,096     $53,359,891     $240,459,980    $ 21,638,645   $1,171,745,267
       =============     ===========     ============    ============   ==============


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



                                                          SPDR           SPDR            SPDR
                                                       DJ WILSHIRE   DJ WILSHIRE      DJ WILSHIRE
                                                      TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                           ETF           ETF              ETF
                                                      ------------   -----------   ----------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated
     issuers (Note 2)...............................  $  1,537,290   $   140,366     $  1,493,986
  Dividend income on securities of affiliated
     issuers (Note 3)...............................         2,199           279               --
  Affiliated Securities lending -- net (Note 3 and
     Note 8)........................................       113,112        13,808          135,429
  Foreign taxes withheld............................          (108)          (10)             (90)
                                                      ------------   -----------     ------------
  TOTAL INVESTMENT INCOME...........................     1,652,493       154,443        1,629,325
                                                      ------------   -----------     ------------
EXPENSES
  Advisory fee (Note 3).............................       122,648        10,253          231,992
  Trustees fee (Note 3).............................         1,537           104            3,232
  Miscellaneous expense.............................         3,974         3,008              453
                                                      ------------   -----------     ------------
  TOTAL EXPENSES....................................       128,159        13,365          235,677
                                                      ------------   -----------     ------------
  NET INVESTMENT INCOME (LOSS)......................     1,524,334       141,078        1,393,648
                                                      ------------   -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of unaffiliated
       issuers......................................     1,112,899      (271,534)     (10,673,619)
     Investments in securities of affiliated
       issuers......................................         4,391            --         (107,989)
  Net change in unrealized appreciation
     (depreciation) on:
     Investments....................................   (41,159,198)   (1,924,968)     (83,967,779)
                                                      ------------   -----------     ------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS AND FOREIGN CURRENCY.............   (40,041,908)   (2,196,502)     (94,749,387)
                                                      ------------   -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $(38,517,574)  $(2,055,424)    $(93,355,739)
                                                      ============   ===========     ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------




            SPDR            SPDR           SPDR             SPDR           SPDR            SPDR
        DJ WILSHIRE     DJ WILSHIRE     DJ WILSHIRE     DJ WILSHIRE    DJ WILSHIRE      DJ WILSHIRE
      LARGE CAP VALUE     MID CAP     MID CAP GROWTH   MID CAP VALUE    SMALL CAP    SMALL CAP GROWTH
            ETF             ETF             ETF             ETF            ETF              ETF
      ---------------   -----------   --------------   -------------   -----------   ----------------

        $  1,815,060    $   226,076    $    115,023     $   183,452    $   169,318     $    333,489
               4,454             --              --              --             --               --
              78,192         31,827          51,368          13,526         31,125          165,165
                 (39)           (80)             --             (74)           (67)             (63)
        ------------    -----------    ------------     -----------    -----------     ------------
           1,897,667        257,823         166,391         196,904        200,376          498,591
        ------------    -----------    ------------     -----------    -----------     ------------

              92,889         25,449          41,738          10,988         18,094           95,169
               1,148            268             470             125            162            1,004
               3,878          4,856           3,553           3,929          4,842            4,190
        ------------    -----------    ------------     -----------    -----------     ------------
              97,915         30,573          45,761          15,042         23,098          100,363
        ------------    -----------    ------------     -----------    -----------     ------------
           1,799,752        227,250         120,630         181,862        177,278          398,228
        ------------    -----------    ------------     -----------    -----------     ------------


          (5,668,160)      (595,961)     (1,573,886)       (812,668)      (225,052)      (3,635,509)
             (13,037)            --              --              --             --               --

         (22,524,881)    (8,309,815)    (14,304,142)     (1,957,189)    (5,312,907)     (30,134,361)
        ------------    -----------    ------------     -----------    -----------     ------------

         (28,206,078)    (8,905,776)    (15,878,028)     (2,769,857)    (5,537,959)     (33,769,870)
        ------------    -----------    ------------     -----------    -----------     ------------

        $(26,406,326)   $(8,678,526)   $(15,757,398)    $(2,587,995)   $(5,360,681)    $(33,371,642)
        ============    ===========    ============     ===========    ===========     ============


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



                                                            SPDR            SPDR            SPDR
                                                        DJ WILSHIRE       DJ GLOBAL     DJ WILSHIRE
                                                      SMALL CAP VALUE      TITANS           REIT
                                                            ETF              ETF            ETF
                                                      ---------------   ------------   -------------

INVESTMENT INCOME
  Dividend income on securities of unaffiliated
     issuers (Note 2)...............................    $  1,415,529    $  1,997,539   $  42,295,812
  Dividend income on securities of affiliated
     issuers (Note 3)...............................              --              --              --
  Affiliated Securities lending -- net (Note 3 and
     Note 8)........................................         154,794          72,672         886,690
  Foreign taxes withheld............................            (505)        (63,352)             --
                                                        ------------    ------------   -------------
  TOTAL INVESTMENT INCOME...........................       1,569,818       2,006,859      43,182,502
                                                        ------------    ------------   -------------
EXPENSES
  Advisory fee (Note 3).............................         102,428         307,787       1,483,447
  Trustees fee (Note 3).............................           1,050           1,645          15,630
  Miscellaneous expense.............................           5,114             241           2,284
                                                        ------------    ------------   -------------
  TOTAL EXPENSES....................................         108,592         309,673       1,501,361
                                                        ------------    ------------   -------------
  NET INVESTMENT INCOME (LOSS)......................       1,461,226       1,697,186      41,681,141
                                                        ------------    ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of unaffiliated
       issuers......................................        (228,383)     (8,315,248)    (98,167,189)
     Investments in securities of affiliated
       issuers......................................              --              --              --
     Foreign currency transactions..................              --          (2,250)             --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments....................................     (25,191,372)    (33,490,969)   (461,672,779)
     Foreign currency...............................              --         (20,588)             --
                                                        ------------    ------------   -------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS AND FOREIGN CURRENCY.............     (25,419,755)    (41,829,055)   (559,839,968)
                                                        ------------    ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $(23,958,529)   $(40,131,869)  $(518,158,827)
                                                        ============    ============   =============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------




           SPDR             SPDR            SPDR            SPDR            SPDR           SPDR
           KBW              KBW              KBW       MORGAN STANLEY        S&P            S&P
           BANK       CAPITAL MARKETS     INSURANCE      TECHNOLOGY       DIVIDEND        BIOTECH
           ETF              ETF              ETF             ETF             ETF            ETF
      -------------   ---------------   ------------   --------------   ------------   ------------


      $  25,253,396     $    898,060    $  1,064,277    $    823,469    $  8,043,365   $  8,199,535
            335,184           55,541              --              --              --             --
          1,543,706           91,859          70,854         118,459         379,206        570,074
                 --               --              --              --              --             --
      -------------     ------------    ------------    ------------    ------------   ------------
         27,132,286        1,045,460       1,135,131         941,928       8,422,571      8,769,609
      -------------     ------------    ------------    ------------    ------------   ------------

          1,830,628          161,394         116,598         499,226         530,022        853,996
             11,241            1,328             682           2,895           2,937          5,596
              1,766              188             101             401             647            839
      -------------     ------------    ------------    ------------    ------------   ------------
          1,843,635          162,910         117,381         502,522         533,606        860,431
      -------------     ------------    ------------    ------------    ------------   ------------
         25,288,651          882,550       1,017,750         439,406       7,888,965      7,909,178
      -------------     ------------    ------------    ------------    ------------   ------------


       (207,839,510)     (42,887,941)    (40,283,306)    (32,626,027)    (63,580,547)     1,167,445
         (8,214,934)      (2,039,546)             --              --              --             --
                 --               --              --              --              --             --

       (154,462,584)      (5,250,017)      7,993,256     (63,664,058)     35,068,600    (80,449,173)
                 --               --              --              --              --             --
      -------------     ------------    ------------    ------------    ------------   ------------

       (370,517,028)     (50,177,504)    (32,290,050)    (96,290,085)    (28,511,947)   (79,281,728)
      -------------     ------------    ------------    ------------    ------------   ------------

      $(345,228,377)    $(49,294,954)   $(31,272,300)   $(95,850,679)   $(20,622,982)  $(71,372,550)
      =============     ============    ============    ============    ============   ============


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2008

--------------------------------------------------------------------------------


                                                                                            SPDR
                                                                                            S&P
                                                          SPDR             SPDR          OIL & GAS
                                                          S&P              S&P          EQUIPMENT &
                                                      HOMEBUILDERS   METALS & MINING      SERVICES
                                                          ETF              ETF              ETF
                                                     -------------   ---------------   -------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated
     issuers (Note 2)..............................  $   5,213,089    $   2,157,818    $     727,544
  Affiliated Securities lending -- net (Note 3 and
     Note 8).......................................      1,744,954          305,090          101,355
                                                     -------------    -------------    -------------
  TOTAL INVESTMENT INCOME..........................      6,958,043        2,462,908          828,899
                                                     -------------    -------------    -------------
EXPENSES
  Advisory fee (Note 3)............................        987,587          591,361          280,628
  Trustees fee (Note 3)............................          6,288            5,957            2,586
  Miscellaneous expense............................          1,172              769              336
                                                     -------------    -------------    -------------
  TOTAL EXPENSES...................................        995,047          598,087          283,550
                                                     -------------    -------------    -------------
  NET INVESTMENT INCOME (LOSS).....................      5,962,996        1,864,821          545,349
                                                     -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of unaffiliated
       issuers.....................................   (381,560,693)    (171,846,296)     (23,841,819)
  Net change in unrealized appreciation
     (depreciation) on:
     Investments...................................    106,276,274     (260,694,735)    (150,067,999)
                                                     -------------    -------------    -------------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS AND FOREIGN CURRENCY............   (275,284,419)    (432,541,031)    (173,909,818)
                                                     -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $(269,321,423)   $(430,676,210)   $(173,364,469)
                                                     =============    =============    =============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------



           SPDR
           S&P                                                              SPDR
        OIL & GAS           SPDR                             SPDR            KBW
      EXPLORATION &         S&P              SPDR            S&P          REGIONAL
        PRODUCTION    PHARMACEUTICALS     S&P RETAIL    SEMICONDUCTOR      BANKING
           ETF              ETF              ETF             ETF             ETF
      -------------   ---------------   -------------   -------------   ------------

      $   1,211,266      $  216,559     $   3,351,288    $    116,550   $ 12,486,335
            152,669          46,903           590,237          43,749      2,815,084
      -------------      ----------     -------------    ------------   ------------
          1,363,935         263,462         3,941,525         160,299     15,301,419
      -------------      ----------     -------------    ------------   ------------

            456,038          40,876           590,287          37,587      1,268,507
              3,633             159             3,660             363          7,302
                522              25               634              47          1,143
      -------------      ----------     -------------    ------------   ------------
            460,193          41,060           594,581          37,997      1,276,952
      -------------      ----------     -------------    ------------   ------------
            903,742         222,402         3,346,944         122,302     14,024,467
      -------------      ----------     -------------    ------------   ------------



       (128,426,506)       (767,420)     (317,187,747)    (14,634,567)   (32,899,574)

       (117,895,289)      2,178,991        38,727,377       2,684,381    (42,580,703)
      -------------      ----------     -------------    ------------   ------------

       (246,321,795)      1,411,571      (278,460,370)    (11,950,186)   (75,480,277)
      -------------      ----------     -------------    ------------   ------------

      $(245,418,053)     $1,633,973     $(275,113,426)   $(11,827,884)  $(61,455,810)
      =============      ==========     =============    ============   ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                              SPDR                         SPDR
                                                          DJ WILSHIRE                  DJ WILSHIRE
                                                          TOTAL MARKET                  LARGE CAP
                                                              ETF                          ETF
                                                  ---------------------------   -------------------------
                                                   FOR THE SIX                  FOR THE SIX
                                                     MONTHS                        MONTHS
                                                      ENDED                        ENDED
                                                    12/31/08      YEAR ENDED      12/31/08     YEAR ENDED
                                                   (UNAUDITED)      6/30/08     (UNAUDITED)     6/30/08
                                                  ------------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..................  $  1,524,334   $  2,244,548   $   141,078   $   177,274
  Net realized gain (loss) on investments and
     foreign currency transactions..............     1,117,290      3,186,022      (271,534)      727,553
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions......................   (41,159,198)   (21,214,649)   (1,924,968)   (2,121,495)
                                                  ------------   ------------   -----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..................   (38,517,574)   (15,784,079)   (2,055,424)   (1,216,668)
                                                  ------------   ------------   -----------   -----------
  Net equalization credits and charges (Note
     2).........................................       144,074         41,743        73,557           203
                                                  ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.........................    (1,576,125)    (2,289,838)     (215,896)     (177,131)
  Net realized gains............................            --             --            --       (15,041)
                                                  ------------   ------------   -----------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...........    (1,576,125)    (2,289,838)     (215,896)     (192,172)
                                                  ------------   ------------   -----------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..........    63,664,493     19,545,099    16,261,945     6,883,341
  Net proceeds from reinvestment of shares
     issued.....................................           352            101            --            --
  Cost of shares redeemed.......................    (9,189,802)    (5,576,845)           --    (6,878,146)
  Net income equalization (Note 2)..............      (144,074)       (41,743)      (73,557)         (203)
                                                  ------------   ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS..............    54,330,969     13,926,612    16,188,388         4,992
                                                  ------------   ------------   -----------   -----------
  Net increase (decrease) in net assets during
     year.......................................    14,381,344     (4,105,562)   13,990,625    (1,403,645)
  Net assets at beginning of year...............   126,112,641    130,218,203     8,933,215    10,336,860
                                                  ------------   ------------   -----------   -----------
NET ASSETS END OF YEAR (1)......................  $140,493,985   $126,112,641   $22,923,840   $ 8,933,215
                                                  ============   ============   ===========   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...................................       900,000        200,000       400,000       100,000
  Shares issued to shareholders from
     reinvestment of distributions..............             4              1            --            --
  Shares redeemed...............................      (100,000)       (50,000)           --      (100,000)
                                                  ------------   ------------   -----------   -----------
NET INCREASE (DECREASE).........................       800,004        150,001       400,000            --
                                                  ============   ============   ===========   ===========
(1) Including undistributed (distribution in
     excess of) net investment income...........  $   (122,127)  $    (70,336)  $   (75,265)  $      (447)
                                                  ============   ============   ===========   ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                  SPDR                           SPDR                         SPDR
               DJ WILSHIRE                   DJ WILSHIRE                  DJ WILSHIRE
            LARGE CAP GROWTH               LARGE CAP VALUE                  MID CAP
                   ETF                           ETF                          ETF
      ----------------------------   ---------------------------   -------------------------
       FOR THE SIX                    FOR THE SIX                  FOR THE SIX
          MONTHS                        MONTHS                        MONTHS
          ENDED                          ENDED                        ENDED
         12/31/08      YEAR ENDED      12/31/08      YEAR ENDED      12/31/08     YEAR ENDED
       (UNAUDITED)       6/30/08      (UNAUDITED)      6/30/08     (UNAUDITED)     6/30/08
      -------------   ------------   ------------   ------------   -----------   -----------


      $   1,393,648   $  2,373,733   $  1,799,752   $  3,454,312   $   227,250   $   267,638

        (10,781,608)     7,751,617     (5,681,197)     9,349,127      (595,961)    1,031,186

        (83,967,779)   (25,147,072)   (22,524,881)   (37,561,456)   (8,309,815)   (4,543,696)
      -------------   ------------   ------------   ------------   -----------   -----------
        (93,355,739)   (15,021,722)   (26,406,326)   (24,758,017)   (8,678,526)   (3,244,872)
      -------------   ------------   ------------   ------------   -----------   -----------
            (72,396)        53,609        168,971       (133,124)       18,273        (3,315)
      -------------   ------------   ------------   ------------   -----------   -----------

         (1,306,174)    (2,447,123)    (2,055,266)    (3,329,881)     (211,356)     (286,883)
                 --             --             --             --            --    (1,081,382)
      -------------   ------------   ------------   ------------   -----------   -----------
         (1,306,174)    (2,447,123)    (2,055,266)    (3,329,881)     (211,356)   (1,368,265)
      -------------   ------------   ------------   ------------   -----------   -----------

         10,924,078    125,624,489     44,444,690     29,080,124     8,331,238     5,453,476
                 47             --          4,937          6,865            --            --
        (40,094,232)   (42,848,098)    (8,243,388)   (56,818,532)           --    (5,074,560)
             72,396        (53,609)      (168,971)       133,124       (18,273)        3,315
      -------------   ------------   ------------   ------------   -----------   -----------

        (29,097,711)    82,722,782     36,037,268    (27,598,419)    8,312,965       382,231
      -------------   ------------   ------------   ------------   -----------   -----------
       (123,832,020)    65,307,546      7,744,647    (55,819,441)      (58,644)   (4,234,221)
        289,015,134    223,707,588     93,427,924    149,247,365    20,819,746    25,053,967
      -------------   ------------   ------------   ------------   -----------   -----------
      $ 165,183,114   $289,015,134   $101,172,571   $ 93,427,924   $20,261,102   $20,819,746
      =============   ============   ============   ============   ===========   ===========

            250,000      2,200,000        800,000        350,000       200,000       100,000
                  1             --             74             84            --            --
         (1,050,000)      (750,000)      (150,000)      (700,000)           --      (100,000)
      -------------   ------------   ------------   ------------   -----------   -----------
           (799,999)     1,450,000        650,074       (349,916)      200,000            --
      =============   ============   ============   ============   ===========   ===========

      $      15,261   $    (72,213)  $   (158,752)  $     96,762   $   (13,602)  $   (29,496)
      =============   ============   ============   ============   ===========   ===========


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                               SPDR                         SPDR
                                                           DJ WILSHIRE                  DJ WILSHIRE
                                                          MID CAP GROWTH               MID CAP VALUE
                                                               ETF                          ETF
                                                   ---------------------------   -------------------------
                                                    FOR THE SIX                  FOR THE SIX
                                                      MONTHS                        MONTHS
                                                       ENDED                        ENDED
                                                     12/31/08      YEAR ENDED      12/31/08     YEAR ENDED
                                                    (UNAUDITED)      6/30/08     (UNAUDITED)     6/30/08
                                                   ------------   ------------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...................  $    120,630   $    190,598   $   181,862   $   299,689
  Net realized gain (loss) on investments and
     foreign currency transactions...............    (1,573,886)     1,375,831      (812,668)   (1,625,365)
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions.......................   (14,304,142)    (6,371,142)   (1,957,189)   (1,554,983)
                                                   ------------   ------------   -----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS.............................   (15,757,398)    (4,804,713)   (2,587,995)   (2,880,659)
                                                   ------------   ------------   -----------   -----------
  NET EQUALIZATION CREDITS AND CHARGES...........           (75)        (1,714)       (2,894)      (25,215)
                                                   ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................      (111,351)      (193,740)     (158,660)     (302,238)
  Net realized gains.............................            --       (726,522)           --            --
                                                   ------------   ------------   -----------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............      (111,351)      (920,262)     (158,660)     (302,238)
                                                   ------------   ------------   -----------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........     1,774,145     41,395,403     3,369,910            --
  Net proceeds from reinvestment of shares
     issued......................................            --             --            --            --
  Cost of shares redeemed........................    (3,034,805)   (15,799,591)           --    (5,678,054)
  Net income equalization........................            75          1,714         2,894        25,215
                                                   ------------   ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS...............    (1,260,585)    25,597,526     3,372,804    (5,652,839)
                                                   ------------   ------------   -----------   -----------
  Net increase (decrease) in net assets during
     year........................................   (17,129,409)    19,870,837       623,255    (8,860,951)
  Net assets at beginning of year................    43,977,178     24,106,341    10,068,188    18,929,139
                                                   ------------   ------------   -----------   -----------
NET ASSETS END OF YEAR (1).......................  $ 26,847,769   $ 43,977,178   $10,691,443   $10,068,188
                                                   ============   ============   ===========   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................        50,000        600,000       100,000            --
  Shares issued to shareholders from reinvestment
     of distributions............................            --             --            --            --
  Shares redeemed................................       (50,000)      (250,000)           --      (100,000)
                                                   ------------   ------------   -----------   -----------
  NET INCREASE (DECREASE)........................            --        350,000       100,000      (100,000)
                                                   ============   ============   ===========   ===========
(1) Including undistributed (distribution in
     excess of) net investment income............  $      3,024   $     (6,255)  $     6,229   $   (16,973)
                                                   ============   ============   ===========   ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                            SPDR
                                                                        DJ WILSHIRE
                                                                      SMALL CAP VALUE
                                                                            ETF
                                                                ---------------------------
                 SPDR                         SPDR
             DJ WILSHIRE                  DJ WILSHIRE
              SMALL CAP                 SMALL CAP GROWTH
                 ETF                          ETF
      -------------------------   ---------------------------
      FOR THE SIX                  FOR THE SIX                   FOR THE SIX
         MONTHS                      MONTHS                        MONTHS
         ENDED                        ENDED                         ENDED
        12/31/08     YEAR ENDED     12/31/08      YEAR ENDED      12/31/08      YEAR ENDED
      (UNAUDITED)     6/30/08      (UNAUDITED)      6/30/08      (UNAUDITED)      6/30/08
      -----------   -----------   ------------   ------------   ------------   ------------


      $   177,278   $   163,631   $    398,228   $    432,859   $  1,461,226   $  2,066,772

         (225,052)      735,067     (3,635,509)    14,964,160       (228,383)     5,149,277

       (5,312,907)   (2,758,524)   (30,134,361)   (27,173,239)   (25,191,372)   (30,679,465)
      -----------   -----------   ------------   ------------   ------------   ------------
       (5,360,681)   (1,859,826)   (33,371,642)   (11,776,220)   (23,958,529)   (23,463,416)
      -----------   -----------   ------------   ------------   ------------   ------------
           18,255         8,188         36,266          3,615        (47,559)        14,047
      -----------   -----------   ------------   ------------   ------------   ------------

         (157,378)     (181,544)      (355,166)      (433,982)      (951,201)    (2,295,875)
               --            --             --     (1,492,119)      (266,335)      (424,791)
      -----------   -----------   ------------   ------------   ------------   ------------
         (157,378)     (181,544)      (355,166)    (1,926,101)    (1,217,536)    (2,720,666)
      -----------   -----------   ------------   ------------   ------------   ------------

        8,659,970    14,851,257     29,318,080     70,646,661     32,619,180      9,480,238
               --            --             88            559          3,607         10,808
               --    (8,977,921)    (6,926,931)   (59,224,273)   (31,243,081)   (13,540,557)
          (18,255)       (8,188)       (36,266)        (3,615)        47,559        (14,047)
      -----------   -----------   ------------   ------------   ------------   ------------

        8,641,715     5,865,148     22,354,971     11,419,332      1,427,265     (4,063,558)
      -----------   -----------   ------------   ------------   ------------   ------------
        3,141,911     3,831,966    (11,335,571)    (2,279,374)   (23,796,359)   (30,233,593)
       13,816,739     9,984,773     86,128,557     88,407,931     89,856,252    120,089,845
      -----------   -----------   ------------   ------------   ------------   ------------
      $16,958,650   $13,816,739   $ 74,792,986   $ 86,128,557   $ 66,059,893   $ 89,856,252
      ===========   ===========   ============   ============   ============   ============

          200,000       250,000        450,000        700,000        550,000        150,000
               --            --              1              6             64            166
               --      (150,000)      (100,000)      (600,000)      (550,000)      (200,000)
      -----------   -----------   ------------   ------------   ------------   ------------
          200,000       100,000       (350,001)       100,006             64        (49,834)
      ===========   ===========   ============   ============   ============   ============

      $   (14,368)  $   (34,268)  $     21,839   $    (21,223)  $     29,469   $   (480,556)
      ===========   ===========   ============   ============   ============   ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                                          SPDR
                                                                                           DJ
                                                        SPDR DJ                         WILSHIRE
                                                     GLOBAL TITANS                        REIT
                                                          ETF                             ETF
                                              ---------------------------   -------------------------------
                                               FOR THE SIX                    FOR THE SIX
                                                 MONTHS                         MONTHS
                                                  ENDED          YEAR            ENDED            YEAR
                                                12/31/08         ENDED         12/31/08           ENDED
                                               (UNAUDITED)      6/30/08       (UNAUDITED)        6/30/08
                                              ------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..............  $  1,697,186   $  4,569,354   $   41,681,141   $   34,780,063
  Net realized gain (loss) on investments
     and foreign currency transactions......    (8,317,498)    (7,992,699)     (98,167,189)      51,644,515
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions..........   (33,511,557)   (21,693,159)    (461,672,779)    (284,506,178)
                                              ------------   ------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..............   (40,131,869)   (25,116,504)    (518,158,827)    (198,081,600)
                                              ------------   ------------   --------------   --------------
  Net equalization credits and charges......       (89,518)        78,677        2,827,034        2,733,717
                                              ------------   ------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................    (1,598,060)    (4,723,060)     (27,887,071)     (58,172,700)
                                              ------------   ------------   --------------   --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares......    18,918,119     27,231,499      453,637,491      735,860,724
  Net proceeds from reinvestment of shares
     issued.................................         2,236          3,706          223,328          265,995
  Cost of shares redeemed...................   (52,808,140)    (3,849,946)    (122,775,355)    (437,969,362)
  Net income equalization...................        89,518        (78,677)      (2,827,034)      (2,733,717)
                                              ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS..........   (33,798,267)    23,306,582      328,258,430      295,423,640
                                              ------------   ------------   --------------   --------------
  Net increase (decrease) in net assets
     during year............................   (75,617,714)    (6,454,305)    (214,960,434)      41,903,057
  Net assets at beginning of year...........   163,653,931    170,108,236    1,289,796,160    1,247,893,103
                                              ------------   ------------   --------------   --------------
NET ASSETS END OF YEAR (1)..................  $ 88,036,217   $163,653,931   $1,074,835,726   $1,289,796,160
                                              ============   ============   ==============   ==============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...............................       350,000        350,000        9,150,000       10,100,000
  Shares issued to shareholders from
     reinvestment of distributions..........            35             48            3,428            3,537
  Shares redeemed...........................      (950,000)       (50,000)      (2,300,000)      (5,800,000)
                                              ------------   ------------   --------------   --------------
NET INCREASE (DECREASE).....................      (599,965)       300,048        6,853,428        4,303,537
                                              ============   ============   ==============   ==============
(1) Including undistributed (distribution in
     excess of) net investment income.......  $     34,541   $    (64,585)  $   (2,661,996)  $  (16,456,066)
                                              ============   ============   ==============   ==============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------



                     SPDR                               SPDR                             SPDR
                     KBW                                KBW                              KBW
                     BANK                         CAPITAL MARKETS                     INSURANCE
                     ETF                                ETF                              ETF
      ---------------------------------   -------------------------------   -----------------------------
        FOR THE SIX                        FOR THE SIX                       FOR THE SIX
           MONTHS                             MONTHS                            MONTHS
           ENDED              YEAR            ENDED             YEAR            ENDED            YEAR
          12/31/08           ENDED           12/31/08          ENDED           12/31/08         ENDED
        (UNAUDITED)         6/30/08        (UNAUDITED)        6/30/08        (UNAUDITED)       6/30/08
      ---------------   ---------------   -------------   ---------------   -------------   -------------


      $    25,288,651   $    17,645,349   $     882,550   $     1,404,657   $   1,017,750   $   2,058,705

         (216,054,444)      (71,181,193)    (44,927,487)      (33,359,964)    (40,283,306)     (9,563,252)

         (154,462,584)     (313,025,630)     (5,250,017)      (42,353,956)      7,993,256     (28,059,915)
      ---------------   ---------------   -------------   ---------------   -------------   -------------

         (345,228,377)     (366,561,474)    (49,294,954)      (74,309,263)    (31,272,300)    (35,564,462)
      ---------------   ---------------   -------------   ---------------   -------------   -------------
              368,541         6,463,701          12,446           274,818         234,625         241,888
      ---------------   ---------------   -------------   ---------------   -------------   -------------

          (20,137,399)      (22,992,238)       (676,846)       (1,696,609)     (1,049,623)     (2,328,352)
      ---------------   ---------------   -------------   ---------------   -------------   -------------

        3,696,641,538     4,476,767,384     345,976,575     2,178,610,256     292,604,933     516,506,101
               38,554            25,301              --                --              --              --
       (3,311,967,884)   (3,276,027,101)   (352,777,054)   (2,071,307,179)   (210,891,391)   (474,652,361)
             (368,541)       (6,463,701)        (12,446)         (274,818)       (234,625)       (241,888)
      ---------------   ---------------   -------------   ---------------   -------------   -------------

          384,343,667     1,194,301,883      (6,812,925)      107,028,259      81,478,917      41,611,852
      ---------------   ---------------   -------------   ---------------   -------------   -------------
           19,346,432       811,211,872     (56,772,279)       31,297,205      49,391,619       3,960,926
          883,280,284        72,068,412     117,300,337        86,003,132      63,373,817      59,412,891
      ---------------   ---------------   -------------   ---------------   -------------   -------------
      $   902,626,716   $   883,280,284   $  60,528,058   $   117,300,337   $ 112,765,436   $  63,373,817
      ===============   ===============   =============   ===============   =============   =============

          128,100,000       106,350,000       8,550,000        34,200,000       9,000,000       9,900,000

                1,354               612              --                --              --              --
         (117,900,000)      (76,750,000)     (8,850,000)      (32,850,000)     (6,450,000)     (9,350,000)
      ---------------   ---------------   -------------   ---------------   -------------   -------------
           10,201,354        29,600,612        (300,000)        1,350,000       2,550,000         550,000
      ===============   ===============   =============   ===============   =============   =============

      $      (195,637)  $    (5,346,889)  $      (9,471)  $      (215,175)  $    (234,872)  $    (202,999)
      ===============   ===============   =============   ===============   =============   =============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                            SPDR                          SPDR
                                                 MORGAN STANLEY TECHNOLOGY            S&P DIVIDEND
                                                            ETF                           ETF
                                                ---------------------------   ---------------------------
                                                 FOR THE SIX                   FOR THE SIX
                                                   MONTHS                        MONTHS
                                                    ENDED                         ENDED
                                                  12/31/08      YEAR ENDED      12/31/08      YEAR ENDED
                                                 (UNAUDITED)      6/30/08      (UNAUDITED)      6/30/08
                                                ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)................  $    439,406   $    608,029   $  7,888,965   $  9,929,169
  Net realized gain (loss) on investments and
     foreign currency transactions............   (32,626,027)    (1,131,878)   (63,580,547)    (7,300,900)
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions....................   (63,664,058)   (30,793,772)    35,068,600    (74,999,594)
                                                ------------   ------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS................   (95,850,679)   (31,317,621)   (20,622,982)   (72,371,325)
                                                ------------   ------------   ------------   ------------
  Net equalization credits and charges........       (20,760)       (20,040)       972,261         99,649
                                                ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.......................      (421,802)      (623,850)    (9,107,950)   (10,113,603)
  Net realized gains..........................            --             --             --     (3,272,942)
                                                ------------   ------------   ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........      (421,802)      (623,850)    (9,107,950)   (13,386,545)
                                                ------------   ------------   ------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares........    57,877,726    112,430,275    266,944,736     67,799,118
  Net proceeds from reinvestment of shares
     issued...................................           109             --          3,550          4,601
  Cost of shares redeemed.....................   (54,766,906)   (40,429,206)   (34,403,164)   (26,986,453)
  Net income equalization.....................        20,760         20,040       (972,261)       (99,649)
                                                ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS............     3,131,689     72,021,109    231,572,861     40,717,617
                                                ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets during
     year.....................................   (93,161,552)    40,059,598    202,814,190    (44,940,604)
  Net assets at beginning of year.............   228,870,470    188,810,872    230,378,466    275,319,070
                                                ------------   ------------   ------------   ------------
NET ASSETS END OF YEAR (1)....................  $135,708,918   $228,870,470   $433,192,656   $230,378,466
                                                ============   ============   ============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.................................     1,300,000      1,850,000      6,250,000      1,250,000
  Shares issued to shareholders from
     reinvestment of distributions............             2             --             72             85
  Shares redeemed.............................    (1,450,000)      (750,000)      (750,000)      (450,000)
                                                ------------   ------------   ------------   ------------
NET INCREASE (DECREASE).......................      (149,998)     1,100,000      5,500,072        800,085
                                                ============   ============   ============   ============
(1) Including undistributed (distribution in
     excess of) net investment income.........  $      1,783   $    (15,821)  $ (1,403,419)  $   (184,434)
                                                ============   ============   ============   ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                   SPDR                              SPDR                                SPDR
               S&P BIOTECH                     S&P HOMEBUILDERS                  S&P METALS & MINING
                   ETF                               ETF                                 ETF
      -----------------------------   ---------------------------------   ---------------------------------
       FOR THE SIX                      FOR THE SIX                         FOR THE SIX
          MONTHS                           MONTHS                              MONTHS
          ENDED                            ENDED                               ENDED
         12/31/08       YEAR ENDED        12/31/08         YEAR ENDED         12/31/08         YEAR ENDED
       (UNAUDITED)       6/30/08        (UNAUDITED)         6/30/08         (UNAUDITED)         6/30/08
      -------------   -------------   ---------------   ---------------   ---------------   ---------------



      $   7,909,178   $   3,117,219   $     5,962,996   $     8,290,987   $     1,864,821   $     2,065,183

          1,167,445      22,042,568      (381,560,693)     (142,189,940)     (171,846,296)      130,740,731

        (80,449,173)    (17,796,047)      106,276,274      (123,156,917)     (260,694,735)       48,689,578
      -------------   -------------   ---------------   ---------------   ---------------   ---------------

        (71,372,550)      7,363,740      (269,321,423)     (257,055,870)     (430,676,210)      181,495,492
      -------------   -------------   ---------------   ---------------   ---------------   ---------------
            (78,667)        (73,636)          828,276        (1,258,222)          351,510           (11,437)
      -------------   -------------   ---------------   ---------------   ---------------   ---------------

            (62,239)     (3,143,730)       (8,008,987)       (6,970,799)       (2,577,009)       (1,900,215)
                 --              --                --                --                --                --
      -------------   -------------   ---------------   ---------------   ---------------   ---------------
            (62,239)     (3,143,730)       (8,008,987)       (6,970,799)       (2,577,009)       (1,900,215)
      -------------   -------------   ---------------   ---------------   ---------------   ---------------

        582,241,060     513,373,804     1,524,972,420     5,717,311,767     1,252,620,460     2,105,539,857
                 --              --                --                --               342               327
       (309,249,345)   (360,208,917)   (1,243,549,758)   (5,248,799,178)   (1,424,439,504)   (1,669,482,816)
             78,667          73,636          (828,276)        1,258,222          (351,510)           11,437
      -------------   -------------   ---------------   ---------------   ---------------   ---------------

        273,070,382     153,238,523       280,594,386       469,770,811      (172,170,212)      436,068,805
      -------------   -------------   ---------------   ---------------   ---------------   ---------------
        201,556,926     157,384,897         4,092,252       204,485,920      (605,071,921)      615,652,645
        264,341,747     106,956,850       535,552,987       331,067,067       819,192,561       203,539,916
      -------------   -------------   ---------------   ---------------   ---------------   ---------------
      $ 465,898,673   $ 264,341,747   $   539,645,239   $   535,552,987   $   214,120,640   $   819,192,561
      =============   =============   ===============   ===============   ===============   ===============

          9,450,000       8,900,000        93,300,000       269,300,000        24,450,000        28,650,000

                 --              --                --                --                 6                 5
         (5,350,000)     (6,400,000)      (80,900,000)     (247,800,000)      (25,450,000)      (23,200,000)
      -------------   -------------   ---------------   ---------------   ---------------   ---------------
          4,100,000       2,500,000        12,400,000        21,500,000          (999,994)        5,450,005
      =============   =============   ===============   ===============   ===============   ===============

      $   7,909,179   $      62,240   $      (725,803)  $     1,320,188   $      (380,684)  $       331,504
      =============   =============   ===============   ===============   ===============   ===============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                     SPDR S&P OIL & GAS              SPDR S&P OIL & GAS
                                                    EQUIPMENT & SERVICES          EXPLORATION & PRODUCTION
                                                             ETF                            ETF
                                                ----------------------------  -------------------------------
                                                 FOR THE SIX                    FOR THE SIX
                                                    MONTHS                         MONTHS
                                                    ENDED                          ENDED
                                                   12/31/08      YEAR ENDED       12/31/08       YEAR ENDED
                                                 (UNAUDITED)      6/30/08       (UNAUDITED)        6/30/08
                                                -------------  -------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)................  $     545,349  $     533,539  $       903,742  $      423,269
  Net realized gain (loss) on investments and
     foreign currency transactions............    (23,841,819)    20,853,423     (128,426,506)     69,600,369
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions....................   (150,067,999)    35,819,574     (117,895,289)      6,341,520
                                                -------------  -------------  ---------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS................   (173,364,469)    57,206,536     (245,418,053)     76,365,158
                                                -------------  -------------  ---------------  --------------
  Net equalization credits and charges........         (7,514)        20,424           25,433          52,962
                                                -------------  -------------  ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.......................       (492,162)      (577,767)        (893,467)       (462,680)
  Net realized gains..........................             --       (476,105)              --              --
                                                -------------  -------------  ---------------  --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........       (492,162)    (1,053,872)        (893,467)       (462,680)
                                                -------------  -------------  ---------------  --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares........     61,209,173    197,459,958    1,221,177,140   1,166,925,024
  Net proceeds from reinvestment of shares
     issued...................................             --             --               --              --
  Cost of shares redeemed.....................    (71,568,769)  (117,592,013)  (1,076,154,436)   (969,915,790)
  Net income equalization.....................          7,514        (20,424)         (25,433)        (52,962)
                                                -------------  -------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS............    (10,352,082)    79,847,521      144,997,271     196,956,272
                                                -------------  -------------  ---------------  --------------
  VOLUNTARY CONTRIBUTION FROM ADVISOR.........             --             --               --              --
                                                -------------  -------------  ---------------  --------------
  Net increase (decrease) in net assets during
     year.....................................   (184,216,227)   136,020,609     (101,288,816)    272,911,712
  Net assets at beginning of year.............    279,948,051    143,927,442      311,952,415      39,040,703
                                                -------------  -------------  ---------------  --------------
NET ASSETS END OF YEAR (1)....................  $  95,731,824  $ 279,948,051  $   210,663,599  $  311,952,415
                                                =============  =============  ===============  ==============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.................................      2,150,000      4,650,000       28,200,000      20,700,000
  Shares issued to shareholders from
     reinvestment of distributions............             --             --               --              --
  Shares redeemed.............................     (2,050,000)    (3,050,000)     (25,550,000)    (17,100,000)
                                                -------------  -------------  ---------------  --------------
  NET INCREASE (DECREASE).....................        100,000      1,600,000        2,650,000       3,600,000
                                                =============  =============  ===============  ==============
(1) Including undistributed (distribution in
     excess of) net investment income.........  $       8,959  $     (44,228) $       (26,443) $      (36,718)
                                                =============  =============  ===============  ==============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


               SPDR                          SPDR                            SPDR                           SPDR
       S&P PHARMACEUTICALS                S&P RETAIL                  S&P SEMICONDUCTOR             KBW REGIONAL BANKING
               ETF                            ETF                            ETF                             ETF
    -------------------------  --------------------------------  ---------------------------  --------------------------------
    FOR THE SIX                  FOR THE SIX                      FOR THE SIX                   FOR THE SIX
       MONTHS                       MONTHS                          MONTHS                         MONTHS
       ENDED                        ENDED                            ENDED                         ENDED
      12/31/08    YEAR ENDED       12/31/08        YEAR ENDED      12/31/08      YEAR ENDED       12/31/08        YEAR ENDED
    (UNAUDITED)     6/30/08      (UNAUDITED)        6/30/08       (UNAUDITED)     6/30/08       (UNAUDITED)        6/30/08
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------



    $   222,402  $     86,848  $     3,346,944  $     2,632,222  $    122,302  $     635,032  $    14,024,467  $    13,039,136

       (767,420)     (977,925)    (317,187,747)     (17,914,685)  (14,634,567)   (23,174,644)     (32,899,574)     (66,927,922)

      2,178,991      (338,625)      38,727,377      (29,868,212)    2,684,381    (12,583,453)     (42,580,703)    (151,148,823)
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------

      1,633,973    (1,229,702)    (275,113,426)     (45,150,675)  (11,827,884)   (35,123,065)     (61,455,810)    (205,037,609)
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------
         51,126         8,174         (730,694)        (473,125)      (27,421)        35,395        2,580,097       (5,519,790)
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------

       (243,706)      (95,265)      (4,053,515)      (2,110,822)      (66,192)      (669,175)     (23,823,292)      (7,465,907)
        (65,554)           --               --               --            --             --               --               --
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------
       (309,260)      (95,265)      (4,053,515)      (2,110,822)      (66,192)      (669,175)     (23,823,292)      (7,465,907)
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------

     35,797,288    17,268,279    4,663,649,607    6,499,402,770    19,152,500    267,129,205    3,836,276,860    6,047,386,542
             31            31              470               64            --             --           14,683            4,656
     (2,788,484)  (15,511,958)  (4,411,600,108)  (6,325,436,259)  (38,363,265)  (298,237,858)  (3,689,952,195)  (5,254,127,148)
        (51,126)       (8,174)         730,694          473,125        27,421        (35,395)      (2,580,097)       5,519,790
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------

     32,957,709     1,748,178      252,780,663      174,439,700   (19,183,344)   (31,144,048)     143,759,251      798,783,840
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------
             --            --           53,830        1,697,400            --             --               --               --
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------
     34,333,548       431,385      (27,063,142)     128,402,478   (31,104,841)   (66,900,893)      61,060,246      580,760,534
      9,328,454     8,897,069      263,380,341      134,977,863    39,537,983    106,438,876      709,283,709      128,523,175
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------
    $43,662,002  $  9,328,454  $   236,317,199  $   263,380,341  $  8,433,142  $  39,537,983  $   770,343,955  $   709,283,709
    ===========  ============  ===============  ===============  ============  =============  ===============  ===============

      1,250,000       550,000      179,950,000      190,550,000       500,000      5,750,000      114,550,000      164,500,000

              1             1               16                2            --             --              446              135
       (100,000)     (500,000)    (177,350,000)    (184,650,000)   (1,100,000)    (6,800,000)    (114,900,000)    (140,600,000)
    -----------  ------------  ---------------  ---------------  ------------  -------------  ---------------  ---------------
      1,150,001        50,001        2,600,016        5,900,002      (600,000)    (1,050,000)        (349,554)      23,900,135
    ===========  ============  ===============  ===============  ============  =============  ===============  ===============

    $   (29,022) $     (7,718) $      (185,171) $       521,400  $     21,967  $     (34,143) $    (3,051,604) $     6,747,221
    ===========  ============  ===============  ===============  ============  =============  ===============  ===============


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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------


                                                                               SPDR
                                                                           DJ WILSHIRE
                                                                         TOTAL MARKET ETF
                                                  -------------------------------------------------------------
                                                   FOR THE SIX
                                                  MONTHS ENDED    YEAR      YEAR      YEAR     YEAR      YEAR
                                                    12/31/08      ENDED     ENDED    ENDED     ENDED     ENDED
                                                   (UNAUDITED)   6/30/08   6/30/07  6/30/06   6/30/05   6/30/04
                                                  ------------  --------  --------  -------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD............    $  93.41    $ 108.50  $  91.82  $ 85.26  $  80.87  $  69.97
                                                    --------    --------  --------  -------  --------  --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................        0.91        1.74      1.61     1.50      1.69      1.17
Net realized and unrealized gain (loss) (5).....      (28.15)     (15.07)    16.69     6.54      4.38     10.89
                                                    --------    --------  --------  -------  --------  --------
Total from investment operations................      (27.24)     (13.33)    18.30     8.04      6.07     12.06
                                                    --------    --------  --------  -------  --------  --------
Net equalization credits and charges (4)........        0.09        0.03        --       --        --        --
                                                    --------    --------  --------  -------  --------  --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................       (0.92)      (1.79)    (1.62)   (1.48)    (1.68)    (1.16)
Net realized gains..............................          --          --        --       --        --        --
                                                    --------    --------  --------  -------  --------  --------
Total distributions.............................       (0.92)      (1.79)    (1.62)   (1.48)    (1.68)    (1.16)
                                                    --------    --------  --------  -------  --------  --------
NET ASSET VALUE, END OF PERIOD..................    $  65.34    $  93.41  $ 108.50  $ 91.82  $  85.26  $  80.87
                                                    ========    ========  ========  =======  ========  ========
TOTAL RETURN (1)................................      (29.19)%    (12.36)%   20.06%    9.47%     7.55%    17.31%
Net assets, end of period (in 000s).............    $140,494    $126,113  $130,218  $96,416  $106,580  $113,229
Ratio of expenses to average net assets.........        0.21%(2)    0.20%     0.20%    0.21%     0.21%     0.22%
Ratio of net investment income (loss) to average
  net assets....................................        2.49%(2)    1.74%     1.62%    1.62%     2.05%     1.59%
Portfolio turnover rate (3).....................           2%          1%        2%       2%       32%        5%




See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

--------------------------------------------------------------------------------


                           SPDR                                                   SPDR
                        DJ WILSHIRE                                            DJ WILSHIRE
                       LARGE CAP ETF                                      LARGE CAP GROWTH ETF
      ----------------------------------------------  ------------------------------------------------------------
       FOR THE SIX                                     FOR THE SIX
      MONTHS ENDED    YEAR     YEAR   FOR THE PERIOD  MONTHS ENDED    YEAR      YEAR      YEAR      YEAR     YEAR
        12/31/08     ENDED    ENDED      11/8/05*-      12/31/08      ENDED     ENDED     ENDED    ENDED    ENDED
       (UNAUDITED)  6/30/08  6/30/07      6/30/06      (UNAUDITED)   6/30/08   6/30/07   6/30/06  6/30/05  6/30/04
      ------------  -------  -------  --------------  ------------  --------  --------  --------  -------  -------

         $ 59.55    $ 68.91  $ 58.17      $56.03        $  54.02    $  57.36  $  49.05  $  46.27  $ 47.56  $ 40.98
         -------    -------  -------      ------        --------    --------  --------  --------  -------  -------

            0.65(4)    1.18     1.11        0.94            0.29        0.44      0.47      0.34     0.71     0.23

          (18.22)     (9.26)   10.74        2.11          (17.73)      (3.33)     8.32      2.78    (1.29)    6.60
         -------    -------  -------      ------        --------    --------  --------  --------  -------  -------
          (17.57)     (8.08)   11.85        3.05          (17.44)      (2.89)     8.79      3.12    (0.58)    6.83
         -------    -------  -------      ------        --------    --------  --------  --------  -------  -------
            0.34       0.00+      --          --           (0.01)       0.01     (0.01)       --       --       --
         -------    -------  -------      ------        --------    --------  --------  --------  -------  -------

           (0.64)     (1.18)   (1.11)      (0.91)          (0.27)      (0.46)    (0.47)    (0.34)   (0.71)   (0.25)
              --      (0.10)      --          --              --          --        --        --       --       --
         -------    -------  -------      ------        --------    --------  --------  --------  -------  -------
           (0.64)     (1.28)   (1.11)      (0.91)          (0.27)      (0.46)    (0.47)    (0.34)   (0.71)   (0.25)
         -------    -------  -------      ------        --------    --------  --------  --------  -------  -------
         $ 41.68    $ 59.55  $ 68.91      $58.17        $  36.30    $  54.02  $  57.36  $  49.05  $ 46.27  $ 47.56
         =======    =======  =======      ======        ========    ========  ========  ========  =======  =======
          (29.07)%   (11.84)%  20.50%       5.47%         (32.36)%     (5.04)%   17.96%     6.75%   (1.25)%  16.70%
         $22,924    $ 8,933  $10,337      $5,817        $165,183    $289,015  $223,708  $137,353  $80,981  $68,973
            0.23%(2)   0.20%    0.20%       0.21%(2)        0.20%(2)    0.20%     0.20%     0.21%    0.21%    0.21%
            2.75%(2)   1.80%    1.69%       1.68%(2)        1.20%(2)    0.81%     0.92%     0.74%    1.57%    0.59%
               3%         7%       4%          4%             14%         14%       15%       43%      21%      20%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                           SPDR DJ WILSHIRE                                  SPDR DJ WILSHIRE
                                                          LARGE CAP VALUE ETF                                  MID CAP ETF
                                  ------------------------------------------------------------------  -----------------------------
                                  FOR THE SIX                                                         FOR THE SIX
                                     MONTHS                                                              MONTHS
                                     ENDED       YEAR     YEAR       YEAR        YEAR        YEAR        ENDED       YEAR     YEAR
                                    12/31/08    ENDED     ENDED      ENDED       ENDED       ENDED      12/31/08    ENDED    ENDED
                                  (UNAUDITED)  6/30/08   6/30/07  6/30/06(6)  6/30/05(6)  6/30/04(6)  (UNAUDITED)  6/30/08  6/30/07
                                  -----------  -------  --------  ----------  ----------  ----------  -----------  -------  -------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................    $  69.18   $ 87.77  $  73.15   $  67.72    $  62.91     $ 55.76     $ 52.05    $ 62.63  $ 53.16
                                    --------   -------  --------   --------    --------     -------     -------    -------  -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)....        1.06      2.37      1.99       1.80        1.70        1.51        0.45       0.65     0.78
Net realized and unrealized gain
  (loss) (5)....................      (18.57)   (18.59)    14.61       5.44        4.81        7.10      (18.37)     (7.80)   10.28
                                    --------   -------  --------   --------    --------     -------     -------    -------  -------
Total from investment
  operations....................      (17.51)   (16.22)    16.60       7.24        6.51        8.61      (17.92)     (7.15)   11.06
                                    --------   -------  --------   --------    --------     -------     -------    -------  -------
Net equalization credits and
  charges (4)...................        0.11     (0.09)     0.02         --          --          --        0.04      (0.01)      --
                                    --------   -------  --------   --------    --------     -------     -------    -------  -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income...........       (1.21)    (2.28)    (2.00)     (1.81)      (1.70)      (1.46)      (0.40)     (0.72)   (0.80)
Net realized gains..............          --        --        --         --          --          --          --      (2.70)   (0.79)
                                    --------   -------  --------   --------    --------     -------     -------    -------  -------
Total distributions.............       (1.21)    (2.28)    (2.00)     (1.81)      (1.70)      (1.46)      (0.40)     (3.42)   (1.59)
                                    --------   -------  --------   --------    --------     -------     -------    -------  -------
NET ASSET VALUE, END OF PERIOD..    $  50.57   $ 69.18  $  87.77   $  73.15    $  67.72     $ 62.91     $ 33.77    $ 52.05  $ 62.63
                                    ========   =======  ========   ========    ========     =======     =======    =======  =======
TOTAL RETURN (1)................      (25.36)%  (18.85)%   22.90%     10.80%      10.43%      15.54%     (34.46)%   (11.53)%  21.11%
Net assets, end of period (in
  000s).........................    $101,173   $93,428  $149,247   $102,432    $135,456     $94,370     $20,261    $20,820  $25,054
Ratio of expenses to average net
  assets........................        0.21%(2)  0.20%     0.20%      0.21%       0.21%       0.21%       0.28%(2)   0.25%    0.25%
Ratio of net investment income
  (loss) to
  average net assets............        3.88%(2)  2.80%     2.44%      2.52%       2.51%       2.72%       2.23%(2)   1.17%    1.41%
Portfolio turnover rate (3).....          17%       13%       13%        42%         19%         28%         24%        45%      40%
                                      SPDR DJ
                                     WILSHIRE
                                    MID CAP ETF
                                  --------------
                                  FOR THE PERIOD
                                     11/8/05*-
                                      6/30/06
                                  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................      $ 49.18
                                      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)....         0.41
Net realized and unrealized gain
  (loss) (5)....................         3.96
                                      -------
Total from investment
  operations....................         4.37
                                      -------
Net equalization credits and
  charges (4)...................           --
                                      -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income...........        (0.39)
Net realized gains..............           --
                                      -------
Total distributions.............        (0.39)
                                      -------
NET ASSET VALUE, END OF PERIOD..      $ 53.16
                                      =======
TOTAL RETURN (1)................         8.92%
Net assets, end of period (in
  000s).........................      $15,949
Ratio of expenses to average net
  assets........................         0.26%(2)
Ratio of net investment income
  (loss) to
  average net assets............         1.24%(2)
Portfolio turnover rate (3).....           25%



See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

--------------------------------------------------------------------------------


                                                                                                                      SPDR DJ
                                                                                                                      WILSHIRE
                        SPDR DJ WILSHIRE                                       SPDR DJ WILSHIRE                      SMALL CAP
                       MID CAP GROWTH ETF                                     MID CAP VALUE ETF                         ETF
      ---------------------------------------------------    ---------------------------------------------------    -----------
      FOR THE SIX                                            FOR THE SIX                                            FOR THE SIX
         MONTHS                                                 MONTHS                                                 MONTHS
         ENDED         YEAR       YEAR     FOR THE PERIOD       ENDED         YEAR       YEAR     FOR THE PERIOD       ENDED
        12/31/08      ENDED      ENDED        11/8/05*-        12/31/08      ENDED      ENDED        11/8/05*-        12/31/08
      (UNAUDITED)    6/30/08    6/30/07        6/30/06       (UNAUDITED)    6/30/08    6/30/07        6/30/06       (UNAUDITED)
      -----------    -------    -------    --------------    -----------    -------    -------    --------------    -----------
        $ 62.82      $ 68.88    $ 58.22        $ 53.95         $ 50.34      $ 63.10    $ 54.63        $50.42          $ 55.27
        -------      -------    -------        -------         -------      -------    -------        ------          -------


           0.18         0.28       0.51           0.11            0.90         1.28       1.28          0.73             0.56

         (24.49)       (5.01)     12.17           4.26          (14.81)      (12.58)      9.32          4.18           (17.75)
        -------      -------    -------        -------         -------      -------    -------        ------          -------
          24.31        (4.73)     12.68           4.37          (13.91)      (11.30)     10.60          4.91           (17.19)
        -------      -------    -------        -------         -------      -------    -------        ------          -------

          (0.00)+      (0.00)+       --             --           (0.00)+      (0.10)     (0.01)           --             0.06
        -------      -------    -------        -------         -------      -------    -------        ------          -------

          (0.16)       (0.29)     (0.52)         (0.10)          (0.79)       (1.36)     (1.29)        (0.70)           (0.45)
             --        (1.04)     (1.50)            --              --           --      (0.83)           --               --
        -------      -------    -------        -------         -------      -------    -------        ------          -------
          (0.16)       (1.33)     (2.02)         (0.10)          (0.79)       (1.36)     (2.12)        (0.70)           (0.45)
        -------      -------    -------        -------         -------      -------    -------        ------          -------
        $ 38.35      $ 62.82    $ 68.88        $ 58.22         $ 35.64      $ 50.34    $ 63.10        $54.63          $ 37.69
        =======      =======    =======        =======         =======      =======    =======        ======          =======
         (38.72)%      (6.85)%    22.22%          8.10%         (27.85)%     (18.18)%    19.68%         9.76%          (31.11)%
        $26,848      $43,977    $24,106        $20,375         $10,691      $10,068    $18,929        $8,194          $16,959
           0.26%(2)     0.25%      0.25%          0.26%(2)        0.30%(2)     0.25%      0.25%         0.26%(2)         0.29%(2)

           0.72%(2)     0.45%      0.83%          0.30%(2)        4.14%(2)     2.18%      2.10%         2.20%(2)         2.45%(2)
             33%          59%        55%            34%             33%          51%        45%           29%               9%
                SPDR DJ WILSHIRE
                  SMALL CAP ETF
      ------------------------------------
        YEAR       YEAR     FOR THE PERIOD
       ENDED      ENDED        11/8/05*-
      6/30/08    6/30/07        6/30/06
      -------    -------    --------------
      $ 66.57     $58.03        $ 52.42
      -------     ------        -------

         0.69       0.89           0.46
       (11.19)      9.78           5.56
      -------     ------        -------
       (10.50)     10.67           6.02
      -------     ------        -------

         0.04         --             --
      -------     ------        -------

        (0.84)     (0.99)         (0.41)
           --      (1.14)            --
      -------     ------        -------
        (0.84)     (2.13)         (0.41)
      -------     ------        -------
      $ 55.27     $66.57        $ 58.03
      =======     ======        =======
       (15.76)%    18.70%         11.49%
      $13,817     $9,985        $26,113
         0.25%      0.25%          0.26%(2)
         1.34%      1.18%          1.35%(2)
           24%        16%            10%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                       SPDR DJ WILSHIRE
                                                                     SMALL CAP GROWTH ETF
                                                --------------------------------------------------------------
                                                 FOR THE SIX
                                                MONTHS ENDED     YEAR      YEAR      YEAR      YEAR      YEAR
                                                  12/31/08      ENDED     ENDED     ENDED     ENDED     ENDED
                                                 (UNAUDITED)   6/30/08   6/30/07   6/30/06   6/30/05   6/30/04
                                                ------------   -------   -------   -------   -------   -------

NET ASSET VALUE, BEGINNING OF PERIOD.........      $ 90.65     $104.00   $ 87.11   $ 75.96   $ 69.92   $ 53.55
                                                   -------     -------   -------   -------   -------   -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).................         0.35        0.42      0.20      0.23      0.33      0.39(4)
Net realized and unrealized gain (loss) (5)..       (33.19)     (11.83)    16.88     11.17      6.03     16.30
                                                   -------     -------   -------   -------   -------   -------
Total from investment operations.............       (32.84)     (11.41)    17.08     11.40      6.36     16.69
                                                   -------     -------   -------   -------   -------   -------
Net equalization credits and charges (4).....         0.03        0.00+       --        --        --        --
                                                   -------     -------   -------   -------   -------   -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................        (0.31)      (0.45)    (0.19)    (0.25)    (0.32)    (0.32)
Net realized gains...........................           --       (1.49)       --        --        --        --
                                                   -------     -------   -------   -------   -------   -------
Total distributions..........................        (0.31)      (1.94)    (0.19)    (0.25)    (0.32)    (0.32)
                                                   -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............      $ 57.53     $ 90.65   $104.00   $ 87.11   $ 75.96   $ 69.92
                                                   =======     =======   =======   =======   =======   =======
TOTAL RETURN (1).............................       (36.24)%    (11.01)%   19.63%    15.02%     9.13%    31.19%
Net assets, end of period (in 000s)..........      $74,793     $86,129   $88,408   $78,405   $53,183   $55,944
Ratio of expenses to average net assets......         0.26%(2)    0.25%     0.25%     0.26%     0.26%     0.27%
Ratio of net investment income (loss) to
  average net assets.........................         1.05%(2)    0.46%     0.22%     0.26%     0.46%     0.59%
Portfolio turnover rate (3)..................           21%         38%       25%       84%       36%       63%




See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

--------------------------------------------------------------------------------


                                  SPDR DJ WILSHIRE
                                 SMALL CAP VALUE ETF
      ------------------------------------------------------------------------
       FOR THE SIX
      MONTHS ENDED     YEAR      YEAR        YEAR         YEAR         YEAR
        12/31/08      ENDED      ENDED       ENDED        ENDED        ENDED
       (UNAUDITED)   6/30/08    6/30/07   6/30/06(6)   6/30/05(6)   6/30/04(6)
      ------------   -------   --------   ----------   ----------   ----------
         $ 57.92     $ 75.01   $  65.35    $  59.03      $ 56.97      $ 45.07
         -------     -------   --------    --------      -------      -------

            0.96        1.25       1.62        1.40(4)      1.14(4)      0.91
          (15.47)     (16.50)      9.76        8.21         4.55        12.92
         -------     -------   --------    --------      -------      -------
          (14.51)     (15.25)     11.38        9.61         5.69        13.83
         -------     -------   --------    --------      -------      -------
           (0.03)       0.01       0.02          --           --           --
         -------     -------   --------    --------      -------      -------

           (0.63)      (1.56)     (1.73)      (1.30)       (1.14)       (0.75)
           (0.17)      (0.29)     (0.01)      (1.99)       (2.49)       (1.18)
         -------     -------   --------    --------      -------      -------
           (0.80)      (1.85)     (1.74)      (3.29)       (3.63)       (1.93)
         -------     -------   --------    --------      -------      -------
         $ 42.58     $ 57.92   $  75.01    $  65.35      $ 59.03      $ 56.97
         =======     =======   ========    ========      =======      =======
          (25.30)%    (20.46)%    17.64%      16.66%       10.07%       30.92%
         $66,060     $89,856   $120,090    $101,344      $88,583      $76,928
            0.26%(2)    0.25%      0.25%       0.26%        0.26%        0.27%
            3.57%(2)    2.12%      2.27%       2.21%        2.00%        1.88%
              16%         28%        23%         97%          33%          54%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                                                    SPDR DJ GLOBAL TITANS ETF
                                             ----------------------------------------------------------------------
                                              FOR THE SIX
                                             MONTHS ENDED      YEAR        YEAR        YEAR       YEAR        YEAR
                                               12/31/08        ENDED       ENDED      ENDED       ENDED      ENDED
                                              (UNAUDITED)     6/30/08     6/30/07    6/30/06     6/30/05    6/30/04
                                             ------------    --------    --------    -------    --------    -------
NET ASSET VALUE, BEGINNING OF PERIOD......      $ 66.79      $  79.11    $  66.98    $ 62.88    $  61.43    $ 54.04
                                                -------      --------    --------    -------    --------    -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............         0.83          1.89        1.67       1.46        1.47       0.72
Net realized and unrealized gain
  (loss)(5)...............................       (19.22)       (12.28)      12.11       4.08        1.44       7.60
                                                -------      --------    --------    -------    --------    -------
Total from investment operations..........       (18.39)       (10.39)      13.78       5.54        2.91       8.32
                                                -------      --------    --------    -------    --------    -------
Net equalization credits and charges(4)...        (0.04)         0.03          --         --          --         --
                                                -------      --------    --------    -------    --------    -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................        (0.78)        (1.96)      (1.65)     (1.44)      (1.46)     (0.93)
Net realized gains........................           --            --          --         --          --         --
                                                -------      --------    --------    -------    --------    -------
Total distributions.......................        (0.78)        (1.96)      (1.65)     (1.44)      (1.46)     (0.93)
                                                -------      --------    --------    -------    --------    -------
NET ASSET VALUE, END OF PERIOD............      $ 47.58      $  66.79    $  79.11    $ 66.98    $  62.88    $ 61.43
                                                =======      ========    ========    =======    ========    =======
TOTAL RETURN(1)...........................       (27.71)%      (13.28)%     20.72%      8.88%       4.75%     15.47%
Net assets, end of period (in 000s).......      $88,036      $163,654    $170,108    $77,044    $106,904    $67,581
Ratio of expenses to average net assets...         0.50%(2)      0.50%       0.51%      0.51%       0.51%      0.51%
Ratio of net investment income (loss) to
  average net assets......................         2.76%(2)      2.55%       2.33%      2.11%       2.47%      1.84%
Portfolio turnover rate (3)...............           21%           15%          9%         9%         36%        15%



See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

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
                                                                                                      SPDR
                                     SPDR                                                           KBW BANK
                             DJ WILSHIRE REIT ETF                                                     ETF
------------------------------------------------------------------------------  -----------------------------------------------
       FOR THE SIX                                                               FOR THE SIX
      MONTHS ENDED     YEAR        YEAR        YEAR        YEAR        YEAR     MONTHS ENDED    YEAR      YEAR   FOR THE PERIOD
        12/31/08       ENDED       ENDED       ENDED       ENDED       ENDED      12/31/08      ENDED    ENDED      11/8/05*-
       (UNAUDITED)    6/30/08     6/30/07   6/30/06(6)  6/30/05(6)  6/30/04(6)   (UNAUDITED)   6/30/08  6/30/07      6/30/06
      ------------  ----------  ----------  ----------  ----------  ----------  ------------  --------  -------  --------------
       $    65.40   $    80.93  $    75.98  $    65.56   $  51.38    $  42.59     $  28.58    $  55.44  $ 53.73     $  50.17
       ----------   ----------  ----------  ----------   --------    --------     --------    --------  -------     --------

             1.96         2.43        2.57        2.99       2.98(4)     2.59(4)      0.71        1.60     2.54         0.93
           (25.82)      (14.86)       6.27       10.88      14.00        8.69        (6.80)     (27.35)    1.64         3.52
       ----------   ----------  ----------  ----------   --------    --------     --------    --------  -------     --------
           (23.86)      (12.43)       8.84       13.87      16.98       11.28        (6.09)     (25.75)    4.18         4.45
       ----------   ----------  ----------  ----------   --------    --------     --------    --------  -------     --------
             0.13         0.16       (0.02)         --         --          --         0.01        0.66     0.30           --
       ----------   ----------  ----------  ----------   --------    --------     --------    --------  -------     --------

            (1.23)       (3.26)      (3.33)      (3.00)     (2.80)      (2.33)       (0.54)      (1.77)   (2.77)       (0.89)
               --           --       (0.54)      (0.45)        --       (0.16)          --          --       --           --
       ----------   ----------  ----------  ----------   --------    --------     --------    --------  -------     --------
            (1.23)       (3.26)      (3.87)      (3.45)     (2.80)      (2.49)       (0.54)      (1.77)   (2.77)       (0.89)
       ----------   ----------  ----------  ----------   --------    --------     --------    --------  -------     --------
       $    40.44   $    65.40  $    80.93  $    75.98   $  65.56    $  51.38     $  21.96    $  28.58  $ 55.44     $  53.73
       ==========   ==========  ==========  ==========   ========    ========     ========    ========  =======     ========
           (36.76)%     (15.41)%     11.43%      21.73%     33.64%      26.70%      (21.79)%    (46.07)%   8.28%        8.90%
       $1,074,836   $1,289,796  $1,247,893  $1,049,212   $659,223    $447,114     $902,627    $883,280  $72,068     $147,756
             0.25%(2)     0.25%       0.25%       0.26%      0.26%       0.26%        0.35%(2)    0.35%    0.35%        0.36%(2)
             7.02%(2)     2.79%       2.95%       3.57%      5.06%       5.23%        4.83%(2)    4.46%    2.93%        3.06%(2)
                4%          14%         16%         11%        12%         15%          29%         23%       8%          22%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                                  SPDR
                                                                              KBW CAPITAL
                                                                              MARKETS ETF
                                                             ---------------------------------------------
                                                              FOR THE SIX                         FOR THE
                                                             MONTHS ENDED     YEAR       YEAR      PERIOD
                                                               12/31/08       ENDED     ENDED    11/8/05*-
                                                              (UNAUDITED)    6/30/08   6/30/07    6/30/06
                                                             ------------   --------   -------   ---------

NET ASSET VALUE, BEGINNING OF PERIOD......................      $ 45.12     $  68.80   $ 56.18    $ 53.07
                                                                -------     --------   -------    -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............................         0.32         0.53 (4)  0.41       2.63
Net realized and unrealized gain (loss)(5)................       (18.88)      (23.68)    12.60       3.09
                                                                -------     --------   -------    -------
Total from investment operations..........................       (18.56)      (23.15)    13.01       5.72
                                                                -------     --------   -------    -------
Net equalization credits and charges(4)...................         0.00+        0.10     (0.04)        --
                                                                -------     --------   -------    -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................        (0.24)       (0.63)    (0.35)     (2.61)
Return of capital.........................................           --           --        --
                                                                -------     --------   -------    -------
Total distributions.......................................        (0.24)       (0.63)    (0.35)     (2.61)
                                                                -------     --------   -------    -------
NET ASSET VALUE, END OF PERIOD............................      $ 26.32     $  45.12   $ 68.80    $ 56.18
                                                                =======     ========   =======    =======
TOTAL RETURN(1)...........................................       (41.24)%     (33.71)%   23.14%     10.55%
Net assets, end of period (in 000s).......................      $60,528     $117,300   $86,003    $50,559
Ratio of expenses to average net assets...................         0.35%(2)     0.35%     0.35%      0.36%(2)
Ratio of expenses to average net assets before waiver.....           --           --        --         --
Ratio of net investment income (loss) to average net
  assets..................................................         1.91%(2)     0.89%     0.52%      2.42%(2)
Portfolio turnover rate (3)...............................           33%          52%       96%        11%



See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

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
                            SPDR
                       KBW INSURANCE                                                      SPDR
                            ETF                                               MORGAN STANLEY TECHNOLOGY ETF
      -----------------------------------------------    ----------------------------------------------------------------------
       FOR THE SIX                           FOR THE      FOR THE SIX
      MONTHS ENDED      YEAR       YEAR       PERIOD     MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       YEAR
        12/31/08       ENDED      ENDED     11/8/05*-      12/31/08        ENDED       ENDED       ENDED      ENDED      ENDED
       (UNAUDITED)    6/30/08    6/30/07     6/30/06      (UNAUDITED)     6/30/08     6/30/07     6/30/06    6/30/05    6/30/04
      ------------    -------    -------    ---------    ------------    --------    --------    --------    -------    -------
        $  40.89      $ 59.41    $ 51.22     $ 52.12       $  55.15      $  61.90    $  49.11    $  46.99    $ 49.18    $ 36.67
        --------      -------    -------     -------       --------      --------    --------    --------    -------    -------

            0.47         1.02(4)    0.76        0.44           0.10          0.15        0.05        0.03       0.11      (0.09)(4)

          (13.58)      (18.56)      8.17       (0.93)        (21.22)        (6.74)      12.80        2.13      (2.19)     12.60
        --------      -------    -------     -------       --------      --------    --------    --------    -------    -------
          (13.11)      (17.54)      8.93       (0.49)        (21.12)        (6.59)      12.85        2.16      (2.08)     12.51
        --------      -------    -------     -------       --------      --------    --------    --------    -------    -------
            0.11         0.12      (0.02)         --          (0.00)+       (0.01)       0.00+         --         --         --
        --------      -------    -------     -------       --------      --------    --------    --------    -------    -------

           (0.39)       (1.10)     (0.72)      (0.41)         (0.10)        (0.15)      (0.05)      (0.03)     (0.11)        --
              --           --         --          --             --            --       (0.01)      (0.01)        --         --
        --------      -------    -------     -------       --------      --------    --------    --------    -------    -------
           (0.39)       (1.10)     (0.72)      (0.41)         (0.10)        (0.15)      (0.06)      (0.04)     (0.11)        --
        --------      -------    -------     -------       --------      --------    --------    --------    -------    -------
        $  27.50      $ 40.89    $ 59.41     $ 51.22       $  33.93      $  55.15    $  61.90    $  49.11    $ 46.99    $ 49.18
        ========      =======    =======     =======       ========      ========    ========    ========    =======    =======
          (31.91)%     (29.67)%    17.46%      (0.93)%       (38.31)%      (10.67)%     26.19%       4.60%     (4.25)%    34.11%
        $112,765      $63,374    $59,413     $35,855       $135,709      $228,870    $188,811    $144,873    $30,546    $24,595
            0.35%(2)     0.35%     0.35%        0.36%(2)       0.50%(2)      0.50%      0.50%        0.51%      0.51%      0.52%
              --           --         --          --             --            --          --          --         --         --

            3.06%(2)     1.99%     1.32%        1.27%(2)       0.44%(2)      0.26%       0.09%       0.07%      0.24%     (0.20)%
              39%          18%         6%         16%            12%           24%         22%         23%        46%        17%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                                                    SPDR S&P                               SPDR S&P
                                                                    DIVIDEND                               BIOTECH
                                                                       ETF                                   ETF
                                                   ------------------------------------------  -------------------------------
                                                   FOR THE SIX                                 FOR THE SIX
                                                      MONTHS                         FOR THE      MONTHS
                                                      ENDED       YEAR      YEAR      PERIOD      ENDED       YEAR      YEAR
                                                     12/31/08     ENDED     ENDED   11/8/05*-    12/31/08     ENDED     ENDED
                                                   (UNAUDITED)   6/30/08   6/30/07   6/30/06   (UNAUDITED)   6/30/08   6/30/07
                                                   -----------  --------  --------  ---------  -----------  --------  --------

NET ASSET VALUE, BEGINNING OF PERIOD.............    $  44.30   $  62.57  $  55.70   $  53.49    $  57.47   $  50.93  $  45.90
                                                     --------   --------  --------   --------    --------   --------  --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).....................        1.13(4)    2.19(4)   1.75       1.12        0.91       0.66      0.18
Net realized and unrealized gain (loss) (5)......       (3.96)    (17.49)     6.87       2.15       (4.81)      6.59      5.04
                                                     --------   --------  --------   --------    --------   --------  --------
Total from investment operations.................       (2.83)    (15.30)     8.62       3.27       (3.90)      7.25      5.22
                                                     --------   --------  --------   --------    --------   --------  --------
Net equalization credits and charges (4).........        0.14       0.02      0.12       0.00+      (0.01)     (0.02)    (0.05)
                                                     --------   --------  --------   --------    --------   --------  --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................       (1.13)     (2.19)    (1.87)     (1.06)      (0.01)     (0.69)    (0.14)
Net realized gains...............................          --      (0.80)       --         --          --         --        --
                                                     --------   --------  --------   --------    --------   --------  --------
Total distributions..............................       (1.13)     (2.99)    (1.87)     (1.06)      (0.01)     (0.69)    (0.14)
                                                     --------   --------  --------   --------    --------   --------  --------
NET ASSET VALUE, END OF PERIOD...................    $  40.48   $  44.30  $  62.57   $  55.70    $  53.55   $  57.47  $  50.93
                                                     ========   ========  ========   ========    ========   ========  ========
TOTAL RETURN (1).................................       (6.33)%   (25.05)%   15.78%      6.16%      (6.80)%    14.15%    11.26%
Net assets, end of period (in 000s)..............    $433,193   $230,378  $275,319   $100,263    $465,899   $264,342  $106,957
Ratio of expenses to average net assets..........        0.35%(2)   0.35%     0.34%      0.30%(2)    0.35%(2)   0.35%     0.35%
Ratio of expenses to average net assets before
  waivers........................................          --         --      0.35%      0.30%         --         --        --
Ratio of net investment income (loss) to average
  net assets.....................................        5.21%(2)   3.92%     3.11%      3.45%(2)    3.24%(2)   1.48%     0.51%
Portfolio turnover rate (3)......................          62%        48%       41%        25%         33%        79%       74%
                                                    SPDR S&P
                                                    BIOTECH
                                                      ETF
                                                   ---------
                                                    FOR THE
                                                     PERIOD
                                                   1/31/06*-
                                                    6/30/06
                                                   ---------

NET ASSET VALUE, BEGINNING OF PERIOD.............   $ 49.67
                                                    -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).....................     (0.07)
Net realized and unrealized gain (loss) (5)......     (3.70)
                                                    -------
Total from investment operations.................     (3.77)
                                                    -------
Net equalization credits and charges (4).........        --
                                                    -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................        --
Net realized gains...............................        --
                                                    -------
Total distributions..............................        --
                                                    -------
NET ASSET VALUE, END OF PERIOD...................   $ 45.90
                                                    =======
TOTAL RETURN (1).................................     (7.59)%
Net assets, end of period (in 000s)..............   $29,835
Ratio of expenses to average net assets..........      0.36%(2)
Ratio of expenses to average net assets before
  waivers........................................        --
Ratio of net investment income (loss) to average
  net assets.....................................     (0.33)%(2)
Portfolio turnover rate (3)......................        38%




See accompanying notes to Financial Highlights on page 160 and notes to financial statements.

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
                                                                                                          SPDR S&P
                       SPDR S&P                                    SPDR S&P                              OIL & GAS
                     HOMEBUILDERS                               METALS & MINING                     EQUIPMENT & SERVICES
                          ETF                                         ETF                                   ETF
      ------------------------------------------  ------------------------------------------  -------------------------------
      FOR THE SIX                                 FOR THE SIX                                 FOR THE SIX
         MONTHS                         FOR THE      MONTHS                         FOR THE      MONTHS
         ENDED       YEAR      YEAR      PERIOD      ENDED       YEAR      YEAR      PERIOD      ENDED       YEAR      YEAR
        12/31/08     ENDED     ENDED   1/31/06*-    12/31/08     ENDED     ENDED   6/19/06*-    12/31/08     ENDED     ENDED
      (UNAUDITED)   6/30/08   6/30/07   6/30/06   (UNAUDITED)   6/30/08   6/30/07   6/30/06   (UNAUDITED)   6/30/08   6/30/07
      -----------  --------  --------  ---------  -----------  --------  --------  ---------  -----------  --------  --------
        $  16.53   $  30.37  $  33.86   $  46.92    $  94.16   $  62.63  $  50.08   $ 43.29     $ 50.90    $  36.90  $  31.07
        --------   --------  --------   --------    --------   --------  --------   -------     -------    --------  --------

            0.14       0.36      0.28       0.07        0.26       0.39      0.39      0.02        0.10        0.11      0.08
           (4.44)    (13.82)    (3.49)    (13.06)     (66.31)     31.54     12.55      6.77      (33.82)      14.11      5.83
        --------   --------  --------   --------    --------   --------  --------   -------     -------    --------  --------
           (4.30)    (13.46)    (3.21)    (12.99)     (66.05)     31.93     12.94      6.79      (33.72)      14.22      5.91
        --------   --------  --------   --------    --------   --------  --------   -------     -------    --------  --------
            0.02      (0.06)     0.01      (0.00)+      0.05         --     (0.03)       --       (0.00)+      0.00+    (0.00)+
        --------   --------  --------   --------    --------   --------  --------   -------     -------    --------  --------

           (0.20)     (0.32)    (0.29)     (0.07)      (0.35)     (0.40)    (0.36)       --       (0.09)      (0.12)    (0.08)
              --         --        --         --          --         --        --        --          --       (0.10)       --
        --------   --------  --------   --------    --------   --------  --------   -------     -------    --------  --------
           (0.20)     (0.32)    (0.29)     (0.07)      (0.35)     (0.40)    (0.36)       --       (0.09)      (0.22)    (0.08)
        --------   --------  --------   --------    --------   --------  --------   -------     -------    --------  --------
        $  12.05   $  16.53  $  30.37   $  33.86    $  27.81   $  94.16  $  62.63   $ 50.08     $ 17.09    $  50.90  $  36.90
        ========   ========  ========   ========    ========   ========  ========   =======     =======    ========  ========
          (26.17)%   (44.63)%   (9.51)%   (27.70)%    (70.17)%    51.22%    25.93%    15.70%     (66.27)%     38.61%    19.08%
        $539,645   $535,553  $331,067   $165,908    $214,121   $819,193  $203,540   $30,050     $95,732    $279,948  $143,927
            0.35%(2)   0.35%     0.35%      0.36%(2)    0.35%(2)   0.35%     0.35%     0.36%(2)    0.35%(2)    0.36%     0.35%
              --         --        --         --          --         --        --        --          --          --        --
            2.11%(2)   1.80%     0.64%      0.34%(2)    1.10%(2)   0.59%     0.70%     1.65%(2)    0.68%(2)    0.28%     0.36%
              51%        76%       16%        19%         30%        59%       31%        0%         16%         51%       43%
       SPDR S&P
      OIL & GAS                   SPDR S&P
      EQUIPMENT                  OIL & GAS
          &               EXPLORATION & PRODUCTION
       SERVICES                     ETF
         ETF     -----------------------------------------
      ---------  FOR THE SIX
       FOR THE      MONTHS                        FOR THE
        PERIOD      ENDED       YEAR      YEAR     PERIOD
      6/19/06*-    12/31/08     ENDED    ENDED   6/19/06*-
       6/30/06   (UNAUDITED)   6/30/08  6/30/07   6/30/06
      ---------  -----------  --------  -------  ---------
       $ 27.99     $  70.10   $  45.93  $ 39.12   $ 33.80
       -------     --------   --------  -------   -------

          0.00+        0.15       0.13     0.10      0.00+
          3.08       (40.43)     24.16     6.81      5.32
       -------     --------   --------  -------   -------
          3.08       (40.28)     24.29     6.91      5.32
       -------     --------   --------  -------   -------
            --         0.00+      0.02    (0.00)+      --
       -------     --------   --------  -------   -------

            --        (0.15)     (0.14)   (0.10)       --
            --           --         --       --        --
       -------     --------   --------  -------   -------
            --        (0.15)     (0.14)   (0.10)       --
       -------     --------   --------  -------   -------
       $ 31.07     $  29.67   $  70.10  $ 45.93   $ 39.12
       =======     ========   ========  =======   =======
         10.98%      (57.50)%    52.99%   17.68%    15.74%
       $15,535     $210,664   $311,952  $39,041   $19,560
          0.36%(2)     0.35%(2)   0.35%    0.35%     0.36%(2)
            --           --         --       --        --
          0.17%(2)     0.69%(2)   0.28%    0.23%     0.10%(2)
             0%          22%        44%      48%        0%

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FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                            SPDR S&P
                                                                      PHARMACEUTICALS ETF
                                                      ---------------------------------------------------
                                                       FOR THE SIX
                                                      MONTHS ENDED     YEAR       YEAR     FOR THE PERIOD
                                                        12/31/08      ENDED      ENDED        6/19/06*-
                                                       (UNAUDITED)   6/30/08    6/30/07        6/30/06
                                                      ------------   -------    -------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD...............      $ 31.08     $ 35.57    $ 31.88        $ 31.42
                                                         -------     -------    -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).......................         0.25        0.32(4)    0.38           0.00+
Net realized and unrealized gain (loss)(5).........        (0.99)      (4.51)      3.80           0.46
                                                         -------     -------    -------        -------
Total from investment operations...................        (0.74)      (4.19)      4.18           0.46
                                                         -------     -------    -------        -------
Net equalization credits and charges (4)...........         0.06        0.03         --             --
                                                         -------     -------    -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................        (0.24)      (0.33)     (0.38)            --
Net realized gains.................................        (0.05)         --      (0.11)            --
                                                         -------     -------    -------        -------
Total distributions................................        (0.29)      (0.33)     (0.49)            --
                                                         -------     -------    -------        -------
Voluntary contribution from advisor................           --          --         --             --
                                                         -------     -------    -------        -------
NET ASSET VALUE, END OF PERIOD.....................      $ 30.11     $ 31.08     $35.57        $ 31.88
                                                         =======     =======    =======        =======
TOTAL RETURN (1)...................................        (2.25)%    (11.73)%    13.17%          1.46%
Net assets, end of period (in 000s)................      $43,662     $ 9,328     $8,897        $15,939
Ratio of expenses to average net assets............         0.35%(2)    0.35%      0.35%          0.36%(2)
Ratio of net investment income (loss) to average
  net assets.......................................         1.90%(2)    0.97%      0.95%          0.29%(2)
Portfolio turnover rate (3)........................           70%         50%        23%             0%



(*)   Commencement of operations
(+)   Amount is less than $0.005 per share.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)   Annualized
(3) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions on shares.
(4)   Per share numbers have been calculated using the average shares method.
(5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(6) All per share amounts representing data prior to September 21, 2005 have been adjusted for the affect of stock splits which occurred on September 21, 2005, as follows: SPDR DJ Wilshire Large Cap Value ETF: 2 for 1; SPDR DJ Wilshire Small Cap Value ETF and SPDR DJ Wilshire REIT ETF: 3 for 1.
(7) If the Adviser had not made a voluntary capital contribution to the Fund in 2008 and 2007, the total return would have been (30.04)% and (32.44)%, respectively.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                                                                   SPDR
                                                                                SPDR S&P                       KBW REGIONAL
                      SPDR S&P RETAIL ETF                                   SEMICONDUCTOR ETF                   BANKING ETF
      ---------------------------------------------------   ------------------------------------------------   ------------
       FOR THE SIX                               FOR THE     FOR THE SIX                            FOR THE     FOR THE SIX
      MONTHS ENDED      YEAR          YEAR        PERIOD    MONTHS ENDED      YEAR       YEAR        PERIOD    MONTHS ENDED
        12/31/08        ENDED         ENDED     6/19/06*-     12/31/08       ENDED       ENDED     1/31/06*-     12/31/08
       (UNAUDITED)     6/30/08       6/30/07     6/30/06     (UNAUDITED)    6/30/08     6/30/07     6/30/06     (UNAUDITED)
      ------------    --------      --------    ---------   ------------    -------    --------    ---------   ------------
        $  29.26      $  43.54      $  37.61     $ 36.72       $ 41.62      $ 53.22    $  47.29     $ 53.32      $  26.56
        --------      --------      --------     -------       -------      -------    --------     -------      --------

            0.25          0.37          0.11        0.01          0.22         0.24        0.16        0.02          0.55 (4)
           (8.94)       (14.39)         5.93        0.88        (17.58)      (11.58)       5.93       (6.03)         2.93
        --------      --------      --------     -------       -------      -------    --------     -------      --------
           (8.69)       (14.02)         6.04        0.89        (17.36)      (11.34)       6.09       (6.01)         3.48
        --------      --------      --------     -------       -------      -------    --------     -------      --------
           (0.06)        (0.09)         0.02          --         (0.05)        0.01       (0.00)+        --          0.11
        --------      --------      --------     -------       -------      -------    --------     -------      --------

           (0.32)        (0.31)        (0.13)         --         (0.12)       (0.27)      (0.16)      (0.02)        (0.92)
              --            --            --          --            --           --          --          --            --
        --------      --------      --------     -------       -------      -------    --------     -------      --------
           (0.32)        (0.31)        (0.13)         --         (0.12)       (0.27)      (0.16)      (0.02)        (0.92)
        --------      --------      --------     -------       -------      -------    --------     -------      --------
            0.18          0.14            --          --            --           --          --          --            --
        --------      --------      --------     -------       -------      -------    --------     -------      --------
        $  20.37      $  29.26      $  43.54     $ 37.61       $ 24.09      $ 41.62    $  53.22     $ 47.29      $  29.23
        ========      ========      ========     =======       =======      =======    ========     =======      ========
          (29.41)%(7)   (32.11)%(7)    16.12%       2.42%       (41.89)%     (21.30)%     12.89%     (11.26)%       13.25%
        $236,317      $263,380      $134,978     $20,687         8,433      $39,538    $106,439     $47,290      $770,344
            0.35%(2)      0.35%         0.35%       0.36%(2)      0.35%(2)     0.35%       0.35%       0.36%(2)      0.35%(2)
            1.98%(2)      1.40%         0.35%       0.82%(2)      1.14%(2)     0.52%       0.35%       0.10%(2)      3.87%(2)
              57%           50%           71%          0%           26%          65%         52%         40%           30%
                     SPDR
           KBW REGIONAL BANKING ETF
      ---------------------------------
                               FOR THE
        YEAR        YEAR        PERIOD
        ENDED       ENDED     6/19/06*-
       6/30/08     6/30/07     6/30/06
      --------    --------    ---------
      $  45.90    $  48.33     $ 48.02
      --------    --------     -------

          1.43        1.84        0.02
        (18.58)      (2.40)       0.29
      --------    --------     -------
        (17.15)      (0.56)       0.31
      --------    --------     -------
         (0.60)      (0.43)         --
      --------    --------     -------

         (1.59)      (1.44)         --
            --          --          --
      --------    --------     -------
         (1.59)      (1.44)         --
      --------    --------     -------
            --          --          --
      --------    --------     -------
      $  26.56    $  45.90     $ 48.33
      ========    ========     =======
        (39.51)%     (2.16)%      0.66%
      $709,284    $128,523     $99.076
          0.35%       0.36%       0.36%(2)
          4.04%       2.16%       4.01%(2)
            35%         39%          0%

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended ("1940 Act"), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2008, the Trust offered thirty-eight (38) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund", collectively as the "Funds"). The financial statements herein relate to the following twenty-six (26) Funds: SPDR DJ Wilshire Total Market ETF, SPDR DJ Wilshire Large Cap ETF, SPDR DJ Wilshire Large Cap Growth ETF, SPDR DJ Wilshire Large Cap Value ETF, SPDR DJ Wilshire Mid Cap ETF, SPDR DJ Wilshire Mid Cap Growth ETF, SPDR DJ Wilshire Mid Cap Value ETF, SPDR DJ Wilshire Small Cap ETF, SPDR DJ Wilshire Small Cap Growth ETF, SPDR DJ Wilshire Small Cap Value ETF, SPDR DJ Global Titans ETF, SPDR DJ Wilshire REIT ETF, SPDR KBW Bank ETF , SPDR KBW Capital Markets ETF, SPDR KBW Insurance ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF and SPDR KBW Regional Banking ETF. Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to replicate as closely as possible, before expenses and fees, the price and yield performance or total return of a specified market index. The other twelve (12) Funds are included in a separate Semi-Annual Report.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of the security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

Effective July 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Funds' investments, as of December 31, 2008:

                                                                    LEVEL 2 -         LEVEL 3 -
                                                  LEVEL 1-      OTHER SIGNIFICANT    SIGNIFICANT
                                                   QUOTED           OBSERVABLE      UNOBSERVABLE
SPDR SERIES TRUST                                  PRICES             INPUTS           INPUTS           TOTAL
-----------------                              --------------   -----------------   ------------   --------------
SPDR DJ Wilshire Total Market ETF              $  164,005,380          $ --             $ --       $  164,005,380
SPDR DJ Wilshire Large Cap ETF                     28,497,477            --               --           28,497,477
SPDR DJ Wilshire Large Cap Growth ETF             194,633,268            --               --          194,633,268
SPDR DJ Wilshire Large Cap Value ETF              117,145,264            --               --          117,145,264
SPDR DJ Wilshire Mid Cap ETF                       25,464,232            --               --           25,464,232
SPDR DJ Wilshire Mid Cap Growth ETF                34,259,004            --               --           34,259,004
SPDR DJ Wilshire Mid Cap Value ETF                 13,060,937            --               --           13,060,937
SPDR DJ Wilshire Small Cap ETF                     21,577,855            --               --*          21,577,855
SPDR DJ Wilshire Small Cap Growth ETF              91,785,228            --               --*          91,785,228
SPDR DJ Wilshire Small Cap Value ETF               83,397,027            --               --           83,397,027
SPDR DJ Global Titans ETF                         101,160,746            --               --          101,160,746
SPDR DJ Wilshire REIT ETF                       1,350,931,628            --               --        1,350,931,628
SPDR KBW Bank ETF                               1,032,283,800            --               --        1,032,283,800
SPDR KBW Capital Markets ETF                       72,794,577            --               --           72,794,577
SPDR KBW Insurance ETF                            126,672,399            --               --          126,672,399
SPDR Morgan Stanley Technology ETF                157,432,295            --               --          157,432,295
SPDR S&P Dividend ETF                             519,690,640            --               --          519,690,640
SPDR S&P Biotech ETF                              589,840,050            --               --          589,840,050
SPDR S&P Homebuilders ETF                         672,762,530            --               --          672,762,530
SPDR S&P Metals & Mining ETF                      257,561,471            --               --          257,561,471
SPDR S&P Oil & Gas Equipment & Services ETF       118,406,889            --               --          118,406,889
SPDR S&P Oil & Gas Exploration & Production
  ETF                                             250,124,921            --               --          250,124,921
SPDR S&P Pharmaceuticals ETF                       55,259,885            --               --           55,259,885
SPDR S&P Retail ETF                               247,767,055            --               --          247,767,055
SPDR S&P Semiconductor ETF                         10,653,193            --               --           10,653,193
SPDR KBW Regional Banking ETF                     974,962,977            --               --          974,962,977

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at December 31, 2008:

                                                                                                                     NET CHANGE IN
                                                              REALIZED                                                UNREALIZED
                                                             GAIN (LOSS)                                            (DEPRECIATION)
                                              (AMORTIZED    AND CHANGE IN                                                FROM
                                               PREMIUMS)     UNREALIZED         NET                       BALANCE     INVESTMENTS
                                 BALANCE AT    ACCRETED     APPRECIATION/   PURCHASES/   NET TRANSFERS      AT       STILL HELD AT
SPDR SERIES TRUST                  6/30/08     DISCOUNTS   (DEPRECIATION)     (SALES)    IN AND/OR OUT   12/31/08      12/31/08
-----------------                ----------   ----------   --------------   ----------   -------------   --------   --------------
SPDR DJ Wilshire Small Cap
  ETF*.........................      $--          $--            $--            $--           $--           $--           $--
SPDR DJ Wilshire Small Cap
  Growth ETF*..................       --           --             --             --            --            --            --


* Funds held Level 3 securities that were valued at $0 for the period ended 12/31/08.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of misappropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and U.S. government securities.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2008 and have determined that no provision for income tax is required in the Funds' Financial Statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

For the six months ended December 31, 2008, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                  NET GAIN (LOSS)
                                                                  RECLASSIFIED TO
                                                                  PAID IN CAPITAL
---------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                  $   2,878,807
SPDR DJ Wilshire Large Cap ETF                                                --
SPDR DJ Wilshire Large Cap Growth ETF                                 (5,959,645)
SPDR DJ Wilshire Large Cap Value ETF                                    (687,285)
SPDR DJ Wilshire Mid Cap ETF                                                  --
SPDR DJ Wilshire Mid Cap Growth ETF                                      296,960
SPDR DJ Wilshire Mid Cap Value ETF                                            --
SPDR DJ Wilshire Small Cap ETF                                                --
SPDR DJ Wilshire Small Cap Growth ETF                                   (869,127)
SPDR DJ Wilshire Small Cap Value ETF                                   3,223,013
SPDR DJ Global Titans ETF                                               (533,647)
SPDR DJ Wilshire REIT ETF                                             (1,647,660)
SPDR KBW Bank ETF                                                      3,534,400
SPDR KBW Capital Markets ETF                                         (12,510,399)
SPDR KBW Insurance ETF                                               (33,087,071)
SPDR Morgan Stanley Technology ETF                                    (9,327,954)
SPDR S&P Dividend ETF                                                  3,775,717
SPDR S&P Biotech ETF                                                  26,788,997
SPDR S&P Homebuilders ETF                                           (235,187,766)
SPDR S&P Metals & Mining ETF                                         (62,640,657)
SPDR S&P Oil & Gas Equipment & Services ETF                            8,552,253
SPDR S&P Oil & Gas Exploration & Production ETF                      (68,082,817)
SPDR S&P Pharmaceuticals ETF                                             432,337
SPDR S&P Retail ETF                                                 (287,999,413)
SPDR S&P Semiconductor ETF                                           (11,143,505)
SPDR KBW Regional Banking ETF                                         32,971,492

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

At December 31, 2008, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                 2009        2010          2011           2012           2013          2014           2015
-----------------------------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market
  ETF                          $    --   $        --   $ (2,005,209)  $ (1,348,494)  $  (153,659)  $ (4,842,998)  $        --
SPDR DJ Wilshire Large Cap
  ETF                               --            --             --             --            --             --            --
SPDR DJ Wilshire Large Cap
  Growth ETF                        --    (5,421,523)    (4,738,409)    (2,821,107)     (309,686)    (3,652,975)           --
SPDR DJ Wilshire Large Cap
  Value ETF                         --            --             --             --      (974,429)            --            --
SPDR DJ Wilshire Mid Cap ETF        --            --             --             --            --             --            --
SPDR DJ Wilshire Mid Cap
  Growth ETF                        --            --             --             --            --             --            --
SPDR DJ Wilshire Mid Cap
  Value ETF                         --            --             --             --            --             --            --
SPDR DJ Wilshire Small Cap
  ETF                               --            --             --             --            --             --            --
SPDR DJ Wilshire Small Cap
  Growth ETF                        --            --             --             --            --             --            --
SPDR DJ Wilshire Small Cap
  Value ETF                         --            --             --             --            --             --            --
SPDR DJ Global Titans ETF           --      (417,404)    (1,493,437)      (984,760)           --             --      (282,717)
SPDR DJ Wilshire REIT ETF           --            --             --             --            --             --            --
SPDR KBW Bank ETF                   --            --             --             --            --             --            --
SPDR KBW Capital Markets ETF        --            --             --             --            --             --            --
SPDR KBW Insurance ETF              --            --             --             --            --             --            --
SPDR Morgan Stanley
  Technology ETF                (1,836)   (2,341,875)   (10,238,030)   (19,143,628)   (8,746,932)    (3,784,746)   (2,360,832)
SPDR S&P Dividend ETF               --            --             --             --            --             --            --
SPDR S&P Biotech ETF                --            --             --             --            --             --    (2,145,212)
SPDR S&P Homebuilders ETF           --            --             --             --            --             --    (4,745,039)
SPDR S&P Metals & Mining ETF        --            --             --             --            --             --      (104,652)
SPDR S&P Oil & Gas Equipment
  & Services ETF                    --            --             --             --            --             --            --
SPDR S&P Oil & Gas
  Exploration & Production
  ETF                               --            --             --             --            --             --            --
SPDR S&P Pharmaceuticals ETF        --            --             --             --            --             --            --
SPDR S&P Retail ETF                 --            --             --             --            --             --            --
SPDR S&P Semiconductor ETF          --            --             --             --            --             --    (1,832,423)
SPDR KBW S&P Regional Banking
  ETF                               --            --             --             --            --             --            --
                                   2016
------------------------------------------
SPDR DJ Wilshire Total Market
  ETF                          $        --
SPDR DJ Wilshire Large Cap
  ETF                                   --
SPDR DJ Wilshire Large Cap
  Growth ETF                            --
SPDR DJ Wilshire Large Cap
  Value ETF                             --
SPDR DJ Wilshire Mid Cap ETF            --
SPDR DJ Wilshire Mid Cap
  Growth ETF                            --
SPDR DJ Wilshire Mid Cap
  Value ETF                       (493,781)
SPDR DJ Wilshire Small Cap
  ETF                                   --
SPDR DJ Wilshire Small Cap
  Growth ETF                            --
SPDR DJ Wilshire Small Cap
  Value ETF                             --
SPDR DJ Global Titans ETF               --
SPDR DJ Wilshire REIT ETF               --
SPDR KBW Bank ETF                 (435,385)
SPDR KBW Capital Markets ETF    (9,042,847)
SPDR KBW Insurance ETF            (514,950)
SPDR Morgan Stanley
  Technology ETF                  (745,443)
SPDR S&P Dividend ETF                   --
SPDR S&P Biotech ETF              (733,614)
SPDR S&P Homebuilders ETF       (8,203,751)
SPDR S&P Metals & Mining ETF            --
SPDR S&P Oil & Gas Equipment
  & Services ETF                        --
SPDR S&P Oil & Gas
  Exploration & Production
  ETF                                   --
SPDR S&P Pharmaceuticals ETF            --
SPDR S&P Retail ETF             (1,022,978)
SPDR S&P Semiconductor ETF              --
SPDR KBW S&P Regional Banking
  ETF                                   --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal Year. The Funds incurred the following losses during the period November 1, 2007 through June 30, 2008 that are deferred for tax purposes until fiscal 2009:

                                                                 DEFERRED LOSSES
--------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                  $         --
SPDR DJ Wilshire Large Cap ETF                                           (2,626)
SPDR DJ Wilshire Large Cap Growth ETF                                (2,915,764)
SPDR DJ Wilshire Large Cap Value ETF                                   (996,877)
SPDR DJ Wilshire Mid Cap ETF                                           (153,388)
SPDR DJ Wilshire Mid Cap Growth ETF                                  (1,429,776)
SPDR DJ Wilshire Mid Cap Value ETF                                     (587,867)
SPDR DJ Wilshire Small Cap ETF                                          (69,440)
SPDR DJ Wilshire Small Cap Growth ETF                                  (261,681)
SPDR DJ Wilshire Small Cap Value ETF                                         --
SPDR DJ Global Titans ETF                                            (8,707,631)
SPDR DJ Wilshire REIT ETF                                            (8,955,724)
SPDR KBW Bank ETF                                                   (13,544,034)
SPDR KBW Capital Markets ETF                                        (10,491,766)
SPDR KBW Insurance ETF                                                 (478,998)
SPDR Morgan Stanley Technology ETF                                   (3,839,528)
SPDR S&P Dividend ETF                                                (6,299,165)
SPDR S&P Biotech ETF                                                 (9,655,206)
SPDR S&P Homebuilders ETF                                           (35,640,771)
SPDR S&P Metals & Mining ETF                                        (14,278,984)
SPDR S&P Oil & Gas Equipment & Services ETF                            (331,759)
SPDR S&P Oil & Gas Exploration & Production ETF                              --
SPDR S&P Pharmaceuticals ETF                                                 --
SPDR S&P Retail ETF                                                    (201,789)
SPDR S&P Semiconductor ETF                                          (12,098,030)
SPDR KBW S&P Regional Banking ETF                                    (5,493,980)


DISTRIBUTIONS

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

NEW ACCOUNTING PRONOUNCEMENTS

In March, 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                    ANNUAL RATE
---------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                       0.20%
SPDR DJ Wilshire Large Cap ETF                          0.20
SPDR DJ Wilshire Large Cap Growth ETF                   0.20
SPDR DJ Wilshire Large Cap Value ETF                    0.20
SPDR DJ Wilshire Mid Cap ETF                            0.25
SPDR DJ Wilshire Mid Cap Growth ETF                     0.25
SPDR DJ Wilshire Mid Cap Value ETF                      0.25
SPDR DJ Wilshire Small Cap ETF                          0.25
SPDR DJ Wilshire Small Cap Growth ETF                   0.25
SPDR DJ Wilshire Small Cap Value ETF                    0.25
SPDR DJ Global Titans ETF                               0.50
SPDR DJ Wilshire REIT ETF                               0.25
SPDR KBW Bank ETF                                       0.35
SPDR KBW Capital Markets ETF                            0.35
SPDR KBW Insurance ETF                                  0.35
SPDR Morgan Stanley Technology ETF                      0.50
SPDR S&P Dividend ETF                                   0.35
SPDR S&P Biotech ETF                                    0.35
SPDR S&P Homebuilders ETF                               0.35
SPDR S&P Metals & Mining ETF                            0.35
SPDR S&P Oil & Gas Equipment & Services ETF             0.35
SPDR S&P Oil & Gas Exploration & Production ETF         0.35
SPDR S&P Pharmaceuticals ETF                            0.35
SPDR S&P Retail ETF                                     0.35
SPDR S&P Semiconductor ETF                              0.35
SPDR KBW Regional Banking ETF                           0.35


The Adviser pays all expenses of each Fund other than management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

On December 23, 2008 the Adviser agreed to make a voluntary contribution of $53,830 to the SPDR S&P Retail ETF to improve tracking between the Fund and the Index.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Prime Portfolio for which SSgA FM serves as the investment adviser. The State Street Navigator Securities Lending Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

For the period July 1, 2008 through December 31, 2008, State Street earned securities lending agent fees as follows:

                                                                SECURITIES LENDING
                                                                    AGENT FEES
----------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                                    $ 19,864
SPDR DJ Wilshire Large Cap ETF                                          2,380
SPDR DJ Wilshire Large Cap Growth ETF                                  23,840
SPDR DJ Wilshire Large Cap Value ETF                                   14,298
SPDR DJ Wilshire Mid Cap ETF                                            5,609
SPDR DJ Wilshire Mid Cap Growth ETF                                     9,046
SPDR DJ Wilshire Mid Cap Value ETF                                      2,383
SPDR DJ Wilshire Small Cap ETF                                          5,322
SPDR DJ Wilshire Small Cap Growth ETF                                  29,098
SPDR DJ Wilshire Small Cap Value ETF                                   27,277
SPDR DJ Global Titans ETF                                              12,788
SPDR DJ Wilshire REIT ETF                                             156,058
SPDR KBW Bank ETF                                                     271,786
SPDR KBW Capital Markets ETF                                           16,161
SPDR KBW Insurance ETF                                                 12,473
SPDR Morgan Stanley Technology ETF                                     20,843
SPDR S&P Dividend ETF                                                  66,732
SPDR S&P Biotech ETF                                                  100,295
SPDR S&P Homebuilders ETF                                             307,343
SPDR S&P Metals & Mining ETF                                           53,664
SPDR S&P Oil & Gas Equipment & Services ETF                            17,833
SPDR S&P Oil & Gas Exploration & Production ETF                        26,862
SPDR S&P Pharmaceuticals ETF                                            8,260
SPDR S&P Retail ETF                                                   103,969
SPDR S&P Semiconductor ETF                                              7,706
SPDR KBW S&P Regional Banking ETF                                     496,091


DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor"), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan, Pursuant to Rule 12b-1 under the 1940 Act, each Fund, with the exception of the SPDR DJ Wilshire Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2009 and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust and SPDR Index Shares Funds ("SIS Trust") pay, in the aggregate, each Independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended and $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Trustee fees are allocated between the Trust and SIS Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at December 31, 2008 and for the period then ended are:

                                        SHARES
                                       PURCHASED         SHARES SOLD                     INCOME EARNED      REALIZED GAIN ON
                      NUMBER OF         FOR THE            FOR THE        NUMBER OF         FOR THE        SHARES SOLD DURING
SECURITY             SHARES HELD   SIX MONTHS ENDED   SIX MONTHS ENDED   SHARES HELD   SIX MONTHS ENDED   THE SIX MONTHS ENDED
DESCRIPTION           AT 6/30/08       12/31/08           12/31/08         12/31/08        12/31/08             12/31/08
------------------------------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire
  Total Market
  ETF.............       3,168             3,105                236          6,037         $  2,199            $     4,391
SPDR DJ Wilshire
  Large Cap ETF...         307               857                 --          1,164              279                     --
SPDR DJ Wilshire
  Large Cap Growth
  ETF.............      18,221                --             18,221             --               --               (107,989)
SPDR DJ Wilshire
  Large Cap Value
  ETF.............          --            11,086                774         10,312            4,454                (13,037)
SPDR KBW Bank
  ETF.............     726,298         1,972,907          1,924,453        774,752          335,184             (8,214,934)
SPDR KBW Capital
  Markets ETF.....     154,087           429,669            468,410        115,346           55,541             (2,039,546)
                        MARKET VALUE AT
SECURITY             THE SIX MONTHS ENDED
DESCRIPTION                12/31/08
-----------------------------------------
SPDR DJ Wilshire
  Total Market
  ETF.............        $   237,435
SPDR DJ Wilshire
  Large Cap ETF...             45,780
SPDR DJ Wilshire
  Large Cap Growth
  ETF.............                 --
SPDR DJ Wilshire
  Large Cap Value
  ETF.............            405,571
SPDR KBW Bank
  ETF.............         30,470,996
SPDR KBW Capital
  Markets ETF.....          4,536,558


Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of the Adviser. Amounts relating to these investments at December 31, 2008 and for the period then ended are:

                                                    SHARES PURCHASED        SHARES SOLD                       INCOME EARNED
                                      NUMBER OF    FOR THE SIX MONTHS   FOR THE SIX MONTHS    NUMBER OF    FOR THE SIX MONTHS
                                     SHARES HELD          ENDED                ENDED         SHARES HELD          ENDED
FUND                                  AT 6/30/08        12/31/08             12/31/08        AT 12/31/08        12/31/08
-----------------------------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF     21,262,511        95,345,962           93,553,656       23,054,817       $  112,621
SPDR DJ Wilshire Large Cap ETF         1,832,154        14,090,788           10,514,673        5,408,269           13,748
SPDR DJ Wilshire Large Cap Growth
  ETF                                 20,052,330       128,209,207          119,305,720       28,955,817          134,742
SPDR DJ Wilshire Large Cap Value
  ETF                                 12,921,394       124,346,015          122,190,463       15,076,946           80,896
SPDR DJ Wilshire Mid Cap ETF           5,859,846        17,145,350           17,851,006        5,154,190           31,686
SPDR DJ Wilshire Mid Cap Growth ETF   12,388,543        24,071,221           29,091,708        7,368,056           51,197
SPDR DJ Wilshire Mid Cap Value ETF     2,862,416         6,085,734            6,622,498        2,325,652           13,483
SPDR DJ Wilshire Small Cap ETF         3,968,716         9,291,675            8,688,240        4,572,151           30,939
SPDR DJ Wilshire Small Cap Growth
  ETF                                 24,685,849        50,964,460           58,660,107       16,990,202          163,956
SPDR DJ Wilshire Small Cap Value
  ETF                                 25,747,911        77,961,878           86,769,472       16,940,317          154,420
SPDR DJ Global Titans ETF              9,222,538       160,949,270          157,230,271       12,941,537           72,462
SPDR DJ Wilshire REIT ETF            125,989,046       931,775,211          784,459,311      273,304,946          865,856
SPDR KBW Bank ETF                     99,463,820       767,909,495          741,360,753      126,012,562        1,538,861
SPDR KBW Capital Markets ETF          26,491,439       151,577,826          165,976,274       12,092,991           91,395
SPDR KBW Insurance ETF                10,865,370       140,517,041          137,956,418       13,425,993           70,669
SPDR Morgan Stanley Technology ETF    19,361,762       227,304,849          225,207,469       21,459,142          117,998
SPDR S&P Dividend ETF                 48,339,022       318,769,866          285,304,912       81,803,976          378,062
SPDR S&P Biotech ETF                  72,559,744       407,931,210          356,631,651      123,859,303          568,318
SPDR S&P Homebuilders ETF            134,901,443       579,091,461          584,660,432      129,332,472        1,741,287
SPDR S&P Metals & Mining ETF          94,876,401       320,494,080          372,865,743       42,504,738          304,087
SPDR S&P Oil & Gas Equipment &
  Services ETF                        34,443,666       147,725,887          159,780,535       22,389,018          101,020
SPDR S&P Oil & Gas Exploration &
  Production ETF                      38,608,950       250,761,890          250,235,308       39,135,532          151,727
SPDR S&P Pharmaceuticals ETF           2,523,940        37,917,915           28,929,088       11,512,767           46,797
SPDR S&P Retail ETF                   28,405,647       521,577,188          541,100,046        8,882,789          588,925
SPDR S&P Semiconductor ETF            10,428,550        26,519,637           34,732,567        2,215,620           43,571
SPDR KBW Regional Bank ETF           170,496,072       787,940,105          767,314,993      191,121,184        2,810,615

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional fee up to three times these amounts may be charged for certain transactions. Transaction fees from certain Creation Unit transactions are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2008 were as follows:

                                                                   GROSS          GROSS      NET UNREALIZED
                                                IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                   COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF             $  198,479,853    $ 7,141,023   $ 41,615,496    $ (34,474,473)
SPDR DJ Wilshire Large Cap ETF                    31,494,245        175,277      3,172,045       (2,996,768)
SPDR DJ Wilshire Large Cap Growth ETF            277,839,141      1,458,021     84,663,894      (83,205,873)
SPDR DJ Wilshire Large Cap Value ETF             155,878,427      1,791,728     40,524,891      (38,733,163)
SPDR DJ Wilshire Mid Cap ETF                      34,795,571        193,229      9,524,568       (9,331,339)
SPDR DJ Wilshire Mid Cap Growth ETF               50,884,203        298,667     16,923,866      (16,625,199)
SPDR DJ Wilshire Mid Cap Value ETF                17,131,812         66,454      4,137,329       (4,070,875)
SPDR DJ Wilshire Small Cap ETF                    29,296,191        259,428      7,977,764       (7,718,336)
SPDR DJ Wilshire Small Cap Growth ETF            136,925,905        977,995     46,118,672      (45,140,677)
SPDR DJ Wilshire Small Cap Value ETF             126,182,925        747,032     43,532,930      (42,785,898)
SPDR DJ Global Titans ETF                        137,395,038      1,835,622     38,069,914      (36,234,292)
SPDR DJ Wilshire REIT ETF                      2,032,237,341        262,382    681,568,095     (681,305,713)
SPDR KBW Bank ETF                              1,502,502,012         57,990    470,276,202     (470,218,212)
SPDR KBW Capital Markets ETF                     125,575,205          7,558     52,788,186      (52,780,628)
SPDR KBW Insurance ETF                           147,746,482      2,247,725     23,321,808      (21,074,083)
SPDR Morgan Stanley Technology ETF               244,659,570             --     87,227,275      (87,227,275)
SPDR S&P Dividend ETF                            549,237,425     11,904,427     41,451,212      (29,546,785)
SPDR S&P Biotech ETF                             694,674,634      4,704,699    109,539,283     (104,834,584)
SPDR S&P Homebuilders ETF                        734,735,386      6,575,206     68,548,062      (61,972,856)
SPDR S&P Metals & Mining ETF                     477,978,219      1,208,425    221,625,173     (220,416,748)
SPDR S&P Oil & Gas Equipment & Services ETF      219,405,696        150,291    101,149,098     (100,998,807)
SPDR S&P Oil & Gas Exploration & Production
  ETF                                            363,081,096        386,928    113,343,103     (112,956,175)
SPDR S&P Pharmaceuticals ETF                      53,359,891      2,366,111        466,117        1,899,994
SPDR S&P Retail ETF                              240,459,980      7,748,950        441,875        7,307,075
SPDR S&P Semiconductor ETF                        21,638,645         13,240     10,998,692      (10,985,452)
SPDR KBW S&P Regional Banking ETF              1,171,745,267      2,077,747    198,860,037     (196,782,290)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2008, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                          SUBSCRIPTIONS     REDEMPTIONS
----------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                        $   62,862,784   $    9,129,563
SPDR DJ Wilshire Large Cap ETF                               16,025,473               --
SPDR DJ Wilshire Large Cap Growth ETF                        10,921,252       40,063,238
SPDR DJ Wilshire Large Cap Value ETF                         43,648,002        7,985,338
SPDR DJ Wilshire Mid Cap ETF                                  8,330,590               --
SPDR DJ Wilshire Mid Cap Growth ETF                           1,773,230        3,034,522
SPDR DJ Wilshire Mid Cap Value ETF                            3,369,232               --
SPDR DJ Wilshire Small Cap ETF                                8,642,024               --
SPDR DJ Wilshire Small Cap Growth ETF                        29,160,345        6,887,726
SPDR DJ Wilshire Small Cap Value ETF                         32,592,287       31,204,516
SPDR DJ Global Titans ETF                                    18,913,585       52,802,795
SPDR DJ Wilshire REIT ETF                                   426,299,014       95,576,916
SPDR KBW Bank ETF                                         2,685,090,143    2,300,442,956
SPDR KBW Capital Markets ETF                                312,073,897      316,417,686
SPDR KBW Insurance ETF                                      275,929,436      194,302,533
SPDR Morgan Stanley Technology ETF                           57,876,336       54,760,137
SPDR S&P Dividend ETF                                       265,769,294       34,188,329
SPDR S&P Biotech ETF                                        520,207,233      247,246,577
SPDR S&P Homebuilders ETF                                 1,133,179,997      849,174,234
SPDR S&P Metals & Mining ETF                              1,016,373,113    1,190,032,598
SPDR S&P Oil & Gas Equipment & Services ETF                  61,215,230       71,567,141
SPDR S&P Oil & Gas Exploration & Production ETF           1,038,585,284      893,457,417
SPDR S&P Pharmaceuticals ETF                                 35,796,847        2,788,481
SPDR S&P Retail ETF                                       3,200,185,626    2,946,516,090
SPDR S&P Semiconductor ETF                                   17,682,060       36,896,618
SPDR KBW Regional Banking ETF                             2,816,817,860    2,670,132,063


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds' daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

For the six months ended December 31, 2008, the Trust had purchases and sales of investment securities as follows:

                                                             PURCHASES        SALES
--------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                          $  5,244,196   $  2,988,419
SPDR DJ Wilshire Large Cap ETF                                  617,215        396,553
SPDR DJ Wilshire Large Cap Growth ETF                        36,990,520     32,613,991
SPDR DJ Wilshire Large Cap Value ETF                         17,004,415     16,284,379
SPDR DJ Wilshire Mid Cap ETF                                  5,480,623      5,112,899
SPDR DJ Wilshire Mid Cap Growth ETF                          11,966,313     11,421,876
SPDR DJ Wilshire Mid Cap Value ETF                            3,284,842      3,059,692
SPDR DJ Wilshire Small Cap ETF                                1,610,703      1,359,502
SPDR DJ Wilshire Small Cap Growth ETF                        17,486,384     16,582,955
SPDR DJ Wilshire Small Cap Value ETF                         14,559,597     13,022,504
SPDR DJ Global Titans ETF                                    25,800,892     59,172,322
SPDR DJ Wilshire REIT ETF                                    92,411,167     49,731,323
SPDR KBW Bank ETF                                           355,372,265    312,113,404
SPDR KBW Capital Markets ETF                                 37,556,300     30,764,156
SPDR KBW Insurance ETF                                       35,744,844     27,456,919
SPDR Morgan Stanley Technology ETF                           33,606,751     23,487,067
SPDR S&P Dividend ETF                                       198,103,607    194,031,372
SPDR S&P Biotech ETF                                        166,389,152    156,918,335
SPDR S&P Homebuilders ETF                                   331,253,760    297,751,234
SPDR S&P Metals & Mining ETF                                132,046,376    110,538,998
SPDR S&P Oil & Gas Equipment & Services ETF                  30,849,704     27,079,477
SPDR S&P Oil & Gas Exploration & Production ETF              57,664,423     57,473,105
SPDR S&P Pharmaceuticals ETF                                 17,096,482     17,327,563
SPDR S&P Retail ETF                                         286,926,734    196,609,750
SPDR S&P Semiconductor ETF                                    6,028,516      5,902,616
SPDR KBW S&P Regional Banking ETF                           266,206,053    202,675,001


7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2008 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at July 1, 2008 and held for the six months ended December 31, 2008.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds' Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        BEGINNING          ENDING        EXPENSES PAID
                                                      ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
ACTUAL                                                    7/1/08          12/31/08      7/1/08-12/31/08

-------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                         $1,000           $708.10           $0.90
SPDR DJ Wilshire Large Cap ETF                             1,000            709.30            0.99
SPDR DJ Wilshire Large Cap Growth ETF                      1,000            676.40            0.85
SPDR DJ Wilshire Large Cap Value ETF                       1,000            746.40            0.92
SPDR DJ Wilshire Mid Cap ETF                               1,000            655.40            1.17
SPDR DJ Wilshire Mid Cap Growth ETF                        1,000            612.80            1.06
SPDR DJ Wilshire Mid Cap Value ETF                         1,000            721.50            1.30
SPDR DJ Wilshire Small Cap ETF                             1,000            688.90            1.23
SPDR DJ Wilshire Small Cap Growth ETF                      1,000            637.60            1.07
SPDR DJ Wilshire Small Cap Value ETF                       1,000            747.00            1.14
SPDR DJ Global Titans ETF                                  1,000            722.90            2.17
SPDR DJ Wilshire REIT ETF                                  1,000            632.40            1.03
SPDR KBW Bank ETF                                          1,000            782.10            1.57
SPDR KBW Capital Markets ETF                               1,000            587.60            1.40
SPDR KBW Insurance ETF                                     1,000            680.90            1.48
SPDR Morgan Stanley Technology ETF                         1,000            616.90            2.04
SPDR S&P Dividend ETF                                      1,000            936.70            1.71
SPDR S&P Biotech ETF                                       1,000            932.00            1.70
SPDR S&P Homebuilders ETF                                  1,000            738.30            1.53
SPDR S&P Metals & Mining ETF                               1,000            298.30            1.15
SPDR S&P Oil & Gas Equipment & Services ETF                1,000            337.30            1.18
SPDR S&P Oil & Gas Exploration & Production ETF            1,000            425.00            1.26
SPDR S&P Pharmaceuticals ETF                               1,000            977.50            1.74
SPDR S&P Retail ETF                                        1,000            705.90            1.50
SPDR S&P Semiconductor ETF                                 1,000            581.10            1.39
SPDR KBW Regional Banking ETF                              1,000          1,132.50            1.88




                                                        BEGINNING          ENDING        EXPENSES PAID
                                                      ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
HYPOTHETICAL                                              7/1/08          12/31/08      7/1/08-12/31/08
-------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                         $1,000         $1,024.15           $1.07
SPDR DJ Wilshire Large Cap ETF                             1,000          1,024.05            1.17
SPDR DJ Wilshire Large Cap Growth ETF                      1,000          1,024.20            1.02
SPDR DJ Wilshire Large Cap Value ETF                       1,000          1,024.15            1.07
SPDR DJ Wilshire Mid Cap ETF                               1,000          1,023.79            1.43
SPDR DJ Wilshire Mid Cap Growth ETF                        1,000          1,023.89            1.33
SPDR DJ Wilshire Mid Cap Value ETF                         1,000          1,023.69            1.53
SPDR DJ Wilshire Small Cap ETF                             1,000          1,023.74            1.48
SPDR DJ Wilshire Small Cap Growth ETF                      1,000          1,023.89            1.33
SPDR DJ Wilshire Small Cap Value ETF                       1,000          1,023.89            1.33
SPDR DJ Global Titans ETF                                  1,000          1,022.68            2.55
SPDR DJ Wilshire REIT ETF                                  1,000          1,023.95            1.28
SPDR KBW Bank ETF                                          1,000          1,023.44            1.79
SPDR KBW Capital Markets ETF                               1,000          1,023.44            1.79
SPDR KBW Insurance ETF                                     1,000          1,023.44            1.79
SPDR Morgan Stanley Technology ETF                         1,000          1,022.68            2.55
SPDR S&P Dividend ETF                                      1,000          1,023.44            1.79
SPDR S&P Biotech ETF                                       1,000          1,023.44            1.79
SPDR S&P Homebuilders ETF                                  1,000          1,023.44            1.79
SPDR S&P Metals & Mining ETF                               1,000          1,023.44            1.79

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        BEGINNING          ENDING        EXPENSES PAID
                                                      ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
HYPOTHETICAL (CONTINUED)                                  7/1/08          12/31/08      7/1/08-12/31/08
-------------------------------------------------------------------------------------------------------
SPDR S&P Oil & Gas Equipment & Services ETF                1,000          1,023.44            1.79
SPDR S&P Oil & Gas Exploration & Production ETF            1,000          1,023.44            1.79
SPDR S&P Pharmaceuticals ETF                               1,000          1,023.44            1.79
SPDR S&P Retail ETF                                        1,000          1,023.44            1.79
SPDR S&P Semiconductor ETF                                 1,000          1,023.44            1.79
SPDR KBW Regional Banking ETF                              1,000          1,023.44            1.79


* Expenses are equal to the Funds' annualized expense ratio of 0.21%, 0.23%, 0.20%, 0.21%, 0.28%, 0.26%, 0.30%, 0.29%, 0.26%, 0.26%, 0.50%, 0.25%, 0.35%,
  0.35%, 0.35%, 0.50%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%,
  0.35% and 0.35% respectively. Expenses are equal to the Funds' annualized expense ratio, multiplied by value the average account over the period, multiplied by the number of days in the most recent six-month period (or since commencement of operations), then divided by 365.

PROXY VOTING POLICIES AND PROCEDURE AND RECORD

A description of the Trust's proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the website of Securities and Exchange Commission ("SEC") at www.sec.gov. Information regarding how the investment adviser voted any proxies for the prior 12 month ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on the Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Form N-Q is available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdrs.com.

FULL PORTFOLIO SCHEDULE

The complete schedule of portfolio holdings for the following Funds is available on the Funds' website at www.spdrs.com, without charge, upon request, by calling 1-800-787-2257 (toll free) and on the SEC's website at www.sec.gov.

SPDR DJ Wilshire Total Market ETF
SPDR DJ Wilshire Large Cap ETF
SPDR DJ Wilshire Large Cap Growth ETF
SPDR DJ Wilshire Large Cap Value ETF
SPDR DJ Wilshire Mid Cap ETF
SPDR DJ Wilshire Mid Cap Growth ETF
SPDR DJ Wilshire Mid Cap Value ETF
SPDR DJ Wilshire Small Cap ETF
SPDR DJ Wilshire Small Cap Growth ETF
SPDR DJ Wilshire Small Cap Value ETF

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on August 27, 2008 (the "Meeting"), the Board of Trustees of the Trust (the "Board") evaluated the proposal to continue the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the equity series of the Trust (each an "ETF", collectively, the "ETFs"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to renew the Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) investment performance of the ETFs, (iii) costs to the Adviser of its services and the profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of the services provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser's responsibilities for managing the investment operations of each ETF in accordance with each ETF's investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for the portfolio management and compliance of the ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Board considered the Adviser's experience in managing equity ETFs. The Board then determined that the nature, extent and quality of the services provided by the Adviser to the Trust were necessary and appropriate.

The Board then reviewed the ETFs' performance, noting that that the distinctive indexed investment objective of each of the ETFs made the analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board was more concerned with the extent to which each ETF achieved its objective of providing investment results that, before fees and expenses, correspond generally to the price and yield performance of a specified index. The Board reviewed information regarding the ETFs' index tracking and tracking error, noting that each ETF satisfactorily tracked its benchmark index. The Board also reviewed the tax efficiency of each ETF. The Board then determined that the performance of each ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the ETFs to the Adviser, including data on the ETFs' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of the profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser's relationship with the ETFs had been profitable, profitability was not excessive.

The Board considered whether the Adviser or its affiliates benefited in other ways from their relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the ETFs by way of the

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the ETFs' unitary fee through the review of comparative information with respect to fees paid by similar funds -- i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar ETFs for the exchange-traded funds based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the ETFs and the unitary fee structure. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each ETF's fees were fair and reasonable in light of those of their direct competitors.

The Board's conclusions regarding the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser were appropriate; (b) the performance and, more importantly, the index tracking, of each ETF had been satisfactory; (c) the Adviser's fees for each ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) profitability of the Trust's relationships with the Adviser was not excessive;
(e) any additional benefits to the Adviser were not of a magnitude materially to affect the Board's conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with the ETFs.

At the Meeting, the Board also considered the renewal of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the "Sub-Adviser") with respect to the SPDR DJ Wilshire REIT ETF (the "REIT ETF"), after review of materials provided to them at their request by the Sub-Adviser and State Street. In deciding whether to renew the Agreement, the Board considered certain factors, including
(i) the nature, extent and quality of the services provided by the Sub-Adviser with respect to the REIT ETF under the Sub-Advisory Agreement, (ii) the investment performance of the REIT ETF, (iii) the fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Adviser and the Trust, and (iv) the extent to which economies of scale would be realized if and as the REIT ETF grows and whether fee levels in the Sub-Advisory Agreement reflect these economies of scale.

The Board considered the background and experience of the Sub-Adviser's senior management and in particular the Sub-Adviser's experience in investing in real estate investment trusts ("REITs"). The Board considered that the REIT ETF satisfactorily tracked its benchmark index and considered its tax efficiency. In light of the Board's determination that the unitary fee paid to the Adviser by the REIT ETF was fair and reasonable and that the Sub-Adviser's fees are paid by the Adviser, the Board did not believe it necessary to evaluate the Sub-Adviser's profitability or any additional benefits that the Sub-Adviser may receive.

The Board's conclusions with respect to the Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by the Sub-Adviser to the REIT ETF were appropriate; (b) the performance and, more importantly, the index tracking, of the REIT ETF had been satisfactory; and (c) the Sub-Adviser's fees for the REIT ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to the Sub-Adviser were not of a magnitude materially to affect the Board's conclusions; and (e) the fees paid to the Sub-Adviser adequately shared the economies of scale with the REIT ETF.

THE SPDR FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR SERIES TRUST
-----------------
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR Global Titans ETF (DGT)
SPDR DJ Wilshire REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking ETF (KRE)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital California Municipal Bond ETF (CXA)
SPDR Barclays Capital New York Municipal Bond ETF (INY)
SPDR Barclays Capital Municipal Bond ETF (TFI)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SPDR DB International Government Inflation-Protected Bond ETF (WIP) SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ) SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)

Prior to December 19, 2008, the SPDR Barclays Capital ETFs were known as SPDR Lehman ETFs, excluding SPDR Barclays Capital TIPS ETF.

SPDR INDEX SHARES FUNDS
-----------------------
DJ STOXX 50 ETF (FEU)
DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)

-----------------------------------


SPDR DJ Wilshire Global Real Estate ETF (RWO)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

DIAMONDS TRUST, SERIES 1 (DIA)
------------------------------

SPDR TRUST, SERIES 1 (SPY)
--------------------------

THE SELECT SECTOR SPDR TRUST
----------------------------

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

State Street Global Markets, LLC, member of FINRA and SIPC, is a distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and DIAMONDS Trust, both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

SPDR SERIES TRUST

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Mark E. Tuttle, Assistant Secretary
Ryan M. Louvar, Secretary
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Matthew W. Flaherty, Assistant Treasurer
Julie B. Piatelli, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA and SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting WWW.SPDRS.COM Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

For SPDR DJ Wilshire Small Cap Growth ETF, SPDR DJ Wilshire Small Cap Value ETF, SPDR Morgan Stanley Technology ETF, SPDR DJ Wilshire REIT ETF, SPDR KBW Bank ETF, SPDR KBW Capital Markets ETF, SPDR KBW Insurance ETF, SPDR KBW Regional Banking ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR Homebuilders ETF, SPDR Semiconductor ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF and SPDR S&P Retail ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For SPDR DJ Global Titans ETF: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, Keefe, Bruyette & Woods, Inc., Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affi liates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, transfer agent and administrator shareholder servicing agent.

Please read the prospectus carefully before you invest or send money.
(c)2009 State Street Corporation SPDREQSAR

For more complete information, please call 866.787.2257 or visit www.spdrs.com today

SEMI-ANNUAL December 31, 2008

(SPDRS LOGO)                                 PRECISE IN A WORLD THAT ISN'T. (SM)

TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARIES
  SPDR(R) BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF (BIL).....................     1
  SPDR(R) BARCLAYS CAPITAL TIPS ETF (IPE).................................     4
  SPDR(R) BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF (ITE)...........     7
  SPDR(R) BARCLAYS CAPITAL LONG TERM TREASURY ETF (TLO)...................    10
  SPDR(R) BARCLAYS CAPITAL AGGREGATE BOND ETF (LAG).......................    13
  SPDR(R) BARCLAYS CAPITAL MUNICIPAL BOND ETF (TFI).......................    16
  SPDR(R) BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF (CXA)............    19
  SPDR(R) BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF (INY)..............    22
  SPDR(R) BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF (SHM)............    25
  SPDR(R) DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF (WIP)..    28
  SPDR(R) BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF (BWX)..........    31
  SPDR(R) BARCLAYS CAPITAL HIGH YIELD BOND ETF (JNK)......................    34
SCHEDULES OF INVESTMENTS
  SPDR(R) BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF (BIL).....................    37
  SPDR(R) BARCLAYS CAPITAL TIPS ETF (IPE).................................    38
  SPDR(R) BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF (ITE)...........    39
  SPDR(R) BARCLAYS CAPITAL LONG TERM TREASURY ETF (TLO)...................    41
  SPDR(R) BARCLAYS CAPITAL AGGREGATE BOND ETF (LAG).......................    42
  SPDR(R) BARCLAYS CAPITAL MUNICIPAL BOND ETF (TFI).......................    46
  SPDR(R) BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF (CXA)............    51
  SPDR(R) BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF (INY)..............    53
  SPDR(R) BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF (SHM)............    54
  SPDR(R) DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF (WIP)..    58
  SPDR(R) BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF (BWX)..........    60
  SPDR(R) BARCLAYS CAPITAL HIGH YIELD BOND ETF (JNK)......................    63
FINANCIAL STATEMENTS......................................................    66
FINANCIAL HIGHLIGHTS......................................................    74
NOTES TO FINANCIAL STATEMENTS.............................................    78
OTHER INFORMATION.........................................................    90

                            (semi-annual report LOGO)
         SPDR Barclays Capital 1-3 Month T-Bill ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         BARCLAYS CAPITAL 1-3 MONTH
                                             VALUE       VALUE          U.S. TREASURY BILL INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08                0.72%       0.57%                   0.69%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                  1.77%       1.57%                   1.77%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      4.43%       4.29%                   4.53%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         BARCLAYS CAPITAL 1-3 MONTH
                                             VALUE       VALUE          U.S. TREASURY BILL INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                  1.77%       1.57%                   1.77%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      2.74%       2.65%                   2.69%
 ----------------------------------------------------------------------------------------------------




 (1) For the period May 25, 2007 to December 31, 2008.

                            (semi-annual report LOGO)
   SPDR Barclays Capital 1-3 Month T-Bill ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                                  BARCLAYS CAPITAL
                                 SPDR BARCLAYS        1-3 MONTH
                                  CAPITAL 1-3       U.S. TREASURY
                                  MONTH T-BILL       BILL INDEX
                                    ETF (A)              (B)
                                 -------------    ----------------
5/25/2007                           10000.00          10000.00
5/31/07                             10009.00          10009.00
6/30/07                             10048.00          10049.00
7/31/07                             10085.20          10087.20
8/31/07                             10134.60          10136.70
9/30/07                             10171.10          10172.10
10/31/07                            10199.60          10202.60
11/30/07                            10237.30          10242.40
12/31/07                            10260.90          10271.10
1/31/08                             10298.80          10310.10
2/29/08                             10313.30          10323.50
3/31/08                             10332.90          10346.30
4/30/08                             10344.20          10357.60
5/31/08                             10349.40          10363.90
6/30/08                             10368.00          10381.00
7/31/08                             10382.50          10398.70
8/31/08                             10397.00          10413.20
9/30/08                             10417.80          10433.00
10/31/08                            10430.40          10445.50
1/30/08                             10438.70          10451.80
12/31/08                            10443.00          10453.00

                            (semi-annual report LOGO)
          SPDR Barclays Capital 1-3 Month T-Bill ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ---------------------------------------------------------------------------------------------------------------------

                                                                                                        UNITED STATES
                            UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES      TREASURY BILL,
    DESCRIPTION             TREASURY BILL,     TREASURY BILL,     TREASURY BILL,     TREASURY BILL,     0.01%,
                            0.41%,             0.46%,             0.41%,             0.46%,             02/26/200-
                            01/08/2009         01/22/2009         01/15/2009         01/29/2009         9

 ---------------------------------------------------------------------------------------------------------------------

    MARKET VALUE            $120,898,650       119,788,305        115,352,551        97,604,481         60,999,444
 ---------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS         16.3%              16.1               15.5               13.1               8.2
 ---------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2008*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

U.S. Treasury Obligations            99.9%
Short Term Investments                0.1
Other Assets & Liabilities          (0.0)**
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
               SPDR Barclays Capital TIPS ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL TIPS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.1845%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          BARCLAYS U.S. GOVERNMENT
                                             VALUE       VALUE        INFLATION-LINKED BOND INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -6.79%      -5.70%                   -6.19%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -2.33%      -1.17%                   -1.71%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      6.86%       8.36%                    7.79%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          BARCLAYS U.S. GOVERNMENT
                                             VALUE       VALUE        INFLATION-LINKED BOND INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -2.33%      -1.17%                   -1.71%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      4.22%       5.14%                    4.60%
 ----------------------------------------------------------------------------------------------------




 (1) For the period May 25, 2007 to December 31, 2008.

                            (semi-annual report LOGO)
         SPDR Barclays Capital TIPS ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL TIPS ETF (BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                                       BARCLAYS U.S.
                               SPDR BARCLAYS    GOVERNMENT INFLATION-LINKED
                                CAPITAL TIPS             BOND INDEX
                                  ETF (A)                   (B)
                               -------------    ---------------------------
5/25/2007                         10000.00                10000.00
5/31/07                            9990.00                 9995.00
6/30/07                            9973.02                 9979.01
7/31/07                           10169.50                10206.50
8/31/07                           10294.60                10300.40
9/30/07                           10429.40                10430.20
10/31/07                          10548.30                10551.20
11/30/07                          10962.90                10974.30
12/31/07                          10941.00                10966.60
1/31/08                           11365.60                11372.40
2/29/08                           11511.00                11525.90
3/31/08                           11500.70                11527.10
4/30/08                           11258.00                11282.70
5/31/08                           11291.80                11303.00
6/30/08                           11465.00                11490.00
7/31/08                           11407.70                11413.00
8/31/08                           11498.90                11527.10
9/30/08                           11056.20                11073.00
10/31/08                          10097.70                10156.10
11/30/08                          10175.40                10282.10
12/31/08                          10686.00                10779.00

                            (semi-annual report LOGO)
                SPDR Barclays Capital TIPS ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 -----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         TREASURY INFLATION  TREASURY INFLATION  TREASURY INFLATION  TREASURY INFLATION  TREASURY INFLATION
                      PROTECTED           PROTECTED           PROTECTED           PROTECTED           PROTECTED
                      INDEXED BOND,       INDEXED BOND,       INDEXED NOTE,       INDEXED NOTE,       INDEXED BOND,
                      3.88%, 04/15/2029   2.38%, 01/15/2025   0.88%, 04/15/2010   3.00%, 07/15/2012   3.63%, 04/15/2028

 -----------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $8,858,645          8,666,602           8,383,217           7,505,281           7,317,930
 -----------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   6.3%                6.2                 6.0                 5.3                 5.2
 -----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2008*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

U.S. Treasury Obligations            99.0%
Short Term Investments               26.7
Other Assets & Liabilities         (25.7)
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
    SPDR Barclays Capital Intermediate Term Treasury ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET       BARCLAYS CAPITAL INTERMEDIATE
                                             VALUE       VALUE            U.S. TREASURY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08                8.84%       8.93%                    8.76%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 11.47%      11.39%                   11.35%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     19.40%      19.44%                   19.46%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET       BARCLAYS CAPITAL INTERMEDIATE
                                             VALUE       VALUE            U.S. TREASURY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 11.47%      11.39%                   11.35%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     11.65%      11.67%                   11.26%
 ----------------------------------------------------------------------------------------------------




 (1) For the period May 23, 2007 to December 31, 2008.

                            (semi-annual report LOGO)
    SPDR Barclays Capital Intermediate Term Treasury ETF--PERFORMANCE SUMMARY
                                   (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                    SPDR BARCLAYS        BARCLAYS CAPITAL
                                CAPITAL INTERMEDIATE    INTERMEDIATE U.S.
                                    TERM TREASURY         TREASURY INDEX
                                       ETF (A)                 (B)
                                --------------------    -----------------
5/23/2007                             10000.00               10000.00
5/31/07                                9983.00                9991.00
6/30/07                                9998.97               10007.00
7/31/07                               10129.00               10147.10
8/31/07                               10288.00               10298.30
9/30/07                               10349.70               10360.10
10/31/07                              10413.90               10425.30
11/30/07                              10690.90               10704.70
12/31/07                              10711.20               10727.20
1/31/08                               10979.00               10996.50
2/29/08                               11125.00               11142.70
3/31/08                               11198.40               11215.20
4/30/08                               11014.80               11027.90
5/31/08                               10910.10               10923.10
6/30/08                               10971.00               10984.00
7/31/08                               11030.20               11044.40
8/31/08                               11135.00               11148.20
9/30/08                               11207.40               11222.90
10/31/08                              11285.90               11298.10
11/30/08                              11705.70               11716.20
12/31/08                              11940.00               11946.00

                            (semi-annual report LOGO)
     SPDR Barclays Capital Intermediate Term Treasury ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ----------------------------------------------------------------------------------------------------------------------

    DESCRIPTION       UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES
                      TREASURY NOTE,     TREASURY NOTE,     TREASURY NOTE,     TREASURY NOTE,     TREASURY NOTE,
                      4.13%, 05/15/2015  3.50%, 02/15/2018  4.25%, 08/15/2015  2.38%, 08/31/2010  2.00%, 09/30/2010

 ----------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $1,637,102         1,577,732          1,571,353          1,527,157          1,514,935
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   1.7%               1.7                1.7                1.6                1.6
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2008*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

U.S. Treasury Obligations            99.3%
Short Term Investments               25.4
Other Assets & Liabilities         (24.7)
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
        SPDR Barclays Capital Long Term Treasury ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET           BARCLAYS CAPITAL LONG
                                             VALUE       VALUE            U.S. TREASURY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               22.03%      22.47%                   22.00%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 24.14%      25.14%                   24.03%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     36.20%      36.89%                   36.31%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET           BARCLAYS CAPITAL LONG
                                             VALUE       VALUE            U.S. TREASURY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 24.14%      25.14%                   24.03%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     21.17%      21.55%                   20.43%
 ----------------------------------------------------------------------------------------------------




 (1) For the period May 23, 2007 to December 31, 2008.

                            (semi-annual report LOGO)
  SPDR Barclays Capital Long Term Treasury ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                 SPDR BARCLAYS    BARCLAYS CAPITAL
                                  CAPITAL LONG          LONG
                                 TERM TREASURY      U.S. TREASURY
                                    ETF (A)           INDEX (B)
                                 -------------    ----------------
5/23/2007                           10000.0            10000.0
5/31/07                              9996.0            10003.0
6/30/07                             9910.03            9918.97
7/31/07                             10131.0            10184.8
8/31/07                             10364.0            10374.2
9/30/07                             10391.0            10403.3
10/31/07                            10536.5            10550.0
11/30/07                            11016.9            11035.3
12/31/07                            10970.7            10991.1
1/31/08                             11260.3            11281.3
2/29/08                             11309.8            11329.8
3/31/08                             11409.4            11428.4
4/30/08                             11191.4            11209.0
5/31/08                             10969.8            10985.9
6/30/08                             11161.0            11173.0
7/31/08                             11153.2            11165.2
8/31/08                             11429.8            11442.1
9/30/08                             11473.2            11487.9
10/31/08                            11102.6            11113.3
11/30/08                            12468.3            12480.3
12/31/08                            13620.0            13631.0

                            (semi-annual report LOGO)
         SPDR Barclays Capital Long Term Treasury ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES      UNITED STATES
                      TREASURY BOND,     TREASURY BOND,     TREASURY BOND,     TREASURY BOND,     TREASURY BOND,
                      8.00%, 11/15/2021  4.50%, 02/15/2036  6.25%, 08/15/2023  4.50%, 05/15/2038  6.13%, 11/15/2027

 ----------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $1,752,936         1,395,970          1,238,822          1,203,930          1,173,496
 ----------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   6.9%               5.5                4.9                4.7                4.6
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2008*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

U.S. Treasury Obligations            99.0%
Short Term Investments               26.2
Other Assets & Liabilities         (25.2)
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




   * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
          SPDR Barclays Capital Aggregate Bond ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.1845%.*

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET           BARCLAYS CAPITAL U.S.
                                             VALUE       VALUE              AGGREGATE INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08                5.60%       7.49%                    4.07%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                  6.77%       8.87%                    5.24%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     12.54%      14.95%                   11.08%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET           BARCLAYS CAPITAL U.S.
                                             VALUE       VALUE              AGGREGATE INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                  6.77%       8.87%                   5.24%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      7.62%       9.04%                   6.51%
 ----------------------------------------------------------------------------------------------------




 (1) For the period May 23, 2007 to December 31, 2008.

  * SSgA Funds Management, Inc. has contractually agreed to waive a portion of its advisory fee to the extent necessary to limit annual operating expenses to 0.1345% until October 31, 2009.

                            (semi-annual report LOGO)
    SPDR Barclays Capital Aggregate Bond ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                  SPDR BARCLAYS
                                CAPITAL AGGREGATE    BARCLAYS CAPITAL
                                     BOND ETF         U.S. AGGREGATE
                                       (A)               INDEX (B)
                                -----------------    ----------------
5/23/2007                            10000.0              10000.0
5/31/07                               9983.0               9993.0
6/30/07                              9949.06              9963.02
7/31/07                              10017.7              10045.7
8/31/07                              10159.0              10169.3
9/30/07                              10241.2              10246.6
10/31/07                             10285.3              10338.8
11/30/07                             10475.6              10524.9
12/31/07                             10495.0              10554.4
1/31/08                              10735.3              10731.7
2/29/08                              10775.1              10746.7
3/31/08                              10785.8              10783.2
4/30/08                              10749.2              10760.6
5/31/08                              10656.7              10682.0
6/30/08                              10657.0              10673.0
7/31/08                              10659.1              10664.5
8/31/08                              10763.6              10765.8
9/30/08                              10626.9              10621.5
10/31/08                             10433.5              10370.9
11/30/08                             10874.8              10707.9
12/31/08                             11254.0              11108.0

                            [semi-annual report LOGO]
           SPDR Barclays Capital Aggregate Bond ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ------------------------------------------------------------------------------------------------------

  DESCRIPTION         FANNIE MAE,  FREDDIE MAC,  FREDDIE MAC,  TREASURY NOTES,    TREASURY NOTES,
                      5.50%, TBA   5.00%, TBA    6.00%, TBA    4.50%, 04/30/2012  3.38%, 07/31/2013

 ------------------------------------------------------------------------------------------------------

    MARKET VALUE      $17,189,687  12,143,578    11,034,375    7,879,497          7,129,737
 ------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   9.8%         6.9           6.3           4.5                4.1
 ------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2008*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------
U.S Agency MBS TBA                   40.1%
U.S. Treasury Obligations            22.9
Corporate Bonds & Notes              22.7
U.S. Government Agency
  Obligations                         9.2
Foreign Government Obligations        1.8
Short Term Investments               54.3
Other Assets & Liabilities         (51.0)
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------



  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
          SPDR Barclays Capital Municipal Bond ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.3000%.*

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         BARCLAYS CAPITAL MUNICIPAL
                                             VALUE       VALUE            MANAGED MONEY INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08                0.15%       0.86%                    0.07%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -0.31%      -0.20%                   -0.15%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      0.88%       1.31%                    1.05%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         BARCLAYS CAPITAL MUNICIPAL
                                             VALUE       VALUE            MANAGED MONEY INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -0.31%      -0.20%                   -0.15%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      0.68%       1.00%                    0.79%
 ----------------------------------------------------------------------------------------------------




 (1) For the period September 11, 2007 to December 31, 2008.

  * SSgA Funds Management, Inc. has contractually agreed to waive a portion of its advisory fee to the extent necessary to limit annual operating expenses to 0.2000% until October 31, 2009.

                            (semi-annual report LOGO)
    SPDR Barclays Capital Municipal Bond ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                  SPDR BARCLAYS       BARCLAYS CAPITAL
                                CAPITAL MUNICIPAL    MUNICIPAL MANAGED
                                     BOND ETF           MONEY INDEX
                                       (A)                  (B)
                                -----------------    -----------------
9/11/2007                            10000.00             10000.00
9/30/07                               9928.00              9952.00
10/31/07                              9966.72              9994.79
11/30/07                             10067.40             10081.80
12/31/07                             10119.30             10119.00
1/31/08                              10251.90             10231.40
2/29/08                               9696.23              9660.46
3/31/08                               9993.90             10011.10
4/30/08                              10142.80             10162.30
5/31/08                              10207.70             10230.40
6/30/08                              10073.00             10098.00
7/31/08                              10128.40             10151.50
8/31/08                              10264.10             10290.60
9/30/08                               9735.52              9744.16
10/31/08                              9726.76              9737.34
11/30/08                              9811.38              9813.29
12/31/08                             10088.00             10105.00

                            [semi-annual report LOGO]
           SPDR Barclays Capital Municipal Bond ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ---------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         NEW YORK STATE       ILLINOIS FINANCE     CHICAGO, IL,         CYPRESS-FAIRBANKS,   CLARK COUNTY, NV,
                      THRUWAY AUTHORITY    AUTHORITY REVENUE,   METROPOLITAN         TX, INDEPENDANT      SCHOOL DISTRICT
                      SECOND GENERAL       UNIVERSITY OF        WATER RECLAMATION    SCHOOL DISTRICT,     GENERAL OBLIGATION
                      HIGHWAY & BOARDING   CHICAGO, SERIES B,   DISTRICT, SERIES C,  5.00%, 02/15/2023    SERIES D (MBIA),
                      TRUST FUND,          6.25%, 07/01/2038    5.25%, 12/01/2032                         5.00%, 06/15/2017
                      SERIES B,
                      5.00%, 04/01/2019

 ---------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $5,610,600           5,255,400            5,144,700            5,113,750            5,088,155
 ---------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   1.61%                1.51                 1.48                 1.47                 1.46
 ---------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2008*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------
Municipal Bonds & Notes              97.7%
Short Term Investments                6.7
Other Assets & Liabilities          (4.4)
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
    SPDR Barclays Capital California Municipal Bond ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET       BARCLAYS CAPITAL MANAGED MONEY
                                             VALUE       VALUE         MUNICIPAL CALIFORNIA INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -2.78%      -3.01%                   -2.60%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -3.51%      -3.45%                   -3.47%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -2.26%      -1.54%                   -1.80%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET       BARCLAYS CAPITAL MANAGED MONEY
                                             VALUE       VALUE         MUNICIPAL CALIFORNIA INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -3.51%      -3.45%                   -3.47%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -1.84%      -1.26%                   -1.44%
 ----------------------------------------------------------------------------------------------------




 (1) For the period October 10, 2007 to December 31, 2008.

                            (semi-annual report LOGO)
    SPDR Barclays Capital California Municipal Bond ETF--PERFORMANCE SUMMARY
                                   (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                   SPDR BARCLAYS        BARCLAYS CAPITAL
                                CAPITAL CALIFORNIA        MANAGED MONEY
                                  MUNICIPAL BOND      MUNICIPAL CALIFORNIA
                                      ETF (A)               INDEX (B)
                                ------------------    --------------------
10/10/2007                           10000.00               10000.00
10/31/07                             10014.00               10100.00
11/30/07                             10093.10               10149.50
12/31/07                             10129.50               10172.80
1/31/08                              10184.10               10212.50
2/29/08                               9600.59                9618.14
3/31/08                               9939.49                9959.58
4/30/08                              10110.50               10155.80
5/31/08                              10195.40               10236.00
6/30/08                              10054.00               10082.00
7/31/08                              10074.10               10095.10
8/31/08                              10201.00               10252.60
9/30/08                               9596.12                9645.64
10/31/08                              9552.93                9581.01
11/30/08                              9536.69                9550.35
12/31/08                              9774.00                9820.00

                            [semi-annual report LOGO]
     SPDR Barclays Capital California Municipal Bond ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 --------------------------------------------------------------------------------------------------------------------------------

                                                                                     SAN JOSE, CA, UNIFIED
  DESCRIPTION                                  NORTH ORANGE                          SCHOOL DISTRICT
                                               COUNTY, CA,        CALIFORNIA STATE   SANTA CLARA            LOS ANGELES, CA,
                      LOS ANGELES COUNTY, CA,  COMMUNITY          ECONOMIC           COUNTY ELECTION        UNIFIED SCHOOL
                      PUBLIC WORKS FINANCING   COLLEGE DISTRICT   RECOVERY, SERIES   OF 2002, SERIES C,     DISTRICT, SERIES B
                      AUTHORITY REVENUE (FSA)  (MBIA),            A (MBIA),          (MBIA),                (AMBAC),
                      5.00%, 10/01/2015        5.00%, 08/01/2015  5.00%, 07/01/2015  5.25%, 08/01/2019      5.00%, 07/01/2022

 --------------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $1,108,890               1,107,740          1,071,190          1,056,160              1,008,250
 --------------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   4.5%                     4.5                4.3                4.3                    4.1
 --------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2008*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------
Municipal Bonds & Notes              92.7%
Short Term Investments                9.7
Other Assets & Liabilities          (2.4)
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------



  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
     SPDR Barclays Capital New York Municipal Bond ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET       BARCLAYS CAPITAL MANAGED MONEY
                                             VALUE       VALUE          MUNICIPAL NEW YORK INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -2.37%      -4.66%                   -2.96%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -2.43%      -5.40%                   -3.53%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -1.32%      -3.23%                   -1.88%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET       BARCLAYS CAPITAL MANAGED MONEY
                                             VALUE       VALUE          MUNICIPAL NEW YORK INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -2.43%      -5.40%                   -3.53%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -1.08%      -2.65%                   -1.51%
 ----------------------------------------------------------------------------------------------------




 (1) For the period October 11, 2007 to December 31, 2008.

                            (semi-annual report LOGO)
     SPDR Barclays Capital New York Municipal Bond ETF--PERFORMANCE SUMMARY
                                   (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                  SPDR BARCLAYS    BARCLAYS CAPITAL
                                   CAPITAL NEW       MANAGED MONEY
                                 YORK MUNICIPAL      MUNICIPAL NEW
                                    BOND ETF          YORK INDEX
                                       (A)                (B)
                                 --------------    ----------------
10/11/2007                          10000.00           10000.00
10/31/07                            10032.00           10100.00
11/30/07                            10103.20           10147.50
12/31/07                            10114.90           10170.80
1/31/08                             10239.30           10236.90
2/29/08                              9697.68            9644.20
3/31/08                             10017.70            9996.22
4/30/08                             10167.00           10171.20
5/31/08                             10229.00           10239.30
6/30/08                             10108.00           10111.00
7/31/08                             10146.40           10160.50
8/31/08                             10265.10           10277.40
9/30/08                              9667.69            9665.89
10/31/08                             9641.59            9619.49
11/30/08                             9624.24            9581.98
12/31/08                             9868.00            9812.00

                            [semi-annual report LOGO]
      SPDR Barclays Capital New York Municipal Bond ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ---------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION
                      NEW YORK, NY,                                                NEW YORK STATE
                      GENERAL OBLIGATION,  NEW YORK STATE     NEW YORK STATE       LOCAL GOVERNMENT   NEW YORK STATE
                      (PRE-REFUNDED)       GENERAL            ENVIRONMENTAL        ASSISTANCE CORP.,  DORM AUTHORITY
                      SERIES J,            OBLIGATION,        FACSCORP, SERIES A,  SERIES C,          REVENUE, SERIES A,
                      5.50%, 06/01/2020    5.00%, 04/15/2015  4.50%, 06/15/2036    5.00%, 04/01/2018  5.00%, 07/01/2038

 ---------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $1,149,520           1,105,740          775,278              709,715            584,448
 ---------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   9.3%                 8.9                6.3                  5.7                4.7
 ---------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2008*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------
Municipal Bonds & Notes              95.8%
Short Term Investments                3.6
Other Assets & Liabilities            0.6
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
    SPDR Barclays Capital Short Term Municipal Bond ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.2000%.

 PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                                                                   BARCLAYS CAPITAL
                                             NET                                     MANAGED MONEY
                                            ASSET              MARKET            MUNICIPAL SHORT TERM
                                            VALUE              VALUE                     INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               3.53%              4.46%                     3.58%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 5.11%              6.10%                     5.40%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     6.81%              7.95%                     7.84%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                                                                   BARCLAYS CAPITAL
                                             NET                                     MANAGED MONEY
                                            ASSET              MARKET            MUNICIPAL SHORT TERM
                                            VALUE              VALUE                     INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 5.11%              6.10%                     5.40%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     5.51%              6.44%                     6.22%
 ----------------------------------------------------------------------------------------------------




 (1) For the period October 10, 2007 to December 31, 2008.

                            (semi-annual report LOGO)
    SPDR Barclays Capital Short Term Municipal Bond ETF--PERFORMANCE SUMMARY
                                   (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                 SPDR Barclays    Barclays Capital
                                 Capital Short      Managed Money
                                Term Municipal     Municipal Short
                                   Bond ETF          Term Index
                                      (a)                (b)
--------------                  --------------    ----------------
10/10/2007                          10000.0            10000.0
10/31/07                            10027.0            10100.0
11/30/07                            10115.2            10180.8
12/31/07                            10162.8            10231.7
1/31/08                             10377.2            10452.7
2/29/08                             10214.3            10300.1
3/31/08                             10371.6            10444.3
4/30/08                             10357.1            10441.2
5/31/08                             10387.1            10477.7
6/30/08                             10316.0            10411.0
7/31/08                             10419.2            10530.7
8/31/08                             10522.3            10632.9
9/30/08                             10385.5            10492.5
10/31/08                            10394.9            10498.8
11/30/08                            10550.8            10656.3
12/31/08                            10681.0            10784.0

                            (semi-annual report LOGO)
     SPDR Barclays Capital Short Term Municipal Bond ETF--PORTFOLIO SUMMARY



TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ------------------------------------------------------------------------------------------------------------

  DESCRIPTION         NORTH CAROLINA        NEW YORK, NY,            CALIFORNIA STATE
                      STATE GENERAL         GENERAL                  ECONOMIC            TEXAS A&M UNIVERSITY
                      OBLIGATION, SERIES A  OBLIGATION, SERIES J-1,  RECOVERY, SERIES B  REVENUE
                      5.50%, 03/01/2012     5.00%, 08/01/2012        5.00%, 07/01/2023   5.00%, 05/15/2012
 ------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $5,517,450            5,304,650                4,431,177           3,261,270

 ------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   2.16%                 2.07                     1.73                1.27
 ------------------------------------------------------------------------------------------------------------
 -------------------------------------------------

  DESCRIPTION         GEORGIA STATE ROAD &
                      TOLLWAY AUTHORITY
                      REVENUE, SERIES A,
                      5.00%, 06/01/2012
 -------------------------------------------------

    MARKET VALUE      3,259,500

 -------------------------------------------------

    % OF NET ASSETS   1.27
 -------------------------------------------------



   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2008*



 -------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
 -------------------------------------------
Municipal Bonds & Notes              93.6%
Short Term Investments                7.1
Other Assets & Liabilities          (0.7)
 -------------------------------------------
TOTAL                               100.0%
 -------------------------------------------



   * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
   SPDR DB International Government Inflation-Protected Bond ETF--PERFORMANCE
                                     SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET         DB GLOBAL GOVERNMENT EX-US
                                             VALUE       VALUE     INFLATION-LINKED BOND CAPPED INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -19.18%     -18.28%                 -18.67%

 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -19.77%     -18.59%                 -17.76%
 ----------------------------------------------------------------------------------------------------




 (1) For the period March 13, 2008 to December 31, 2008.

                            (semi-annual report LOGO)
   SPDR DB International Government Inflation-Protected Bond ETF--PERFORMANCE
                               SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
(BASED ON NET ASSET VALUE)
(PERFORMANCE GRAPH)

                                                                 DB GLOBAL
                                        SPDR DB               GOVERNMENT EX-US
                               INTERNATIONAL GOVERNMENT    INFLATION-LINKED BOND
                               INFLATION-PROTECTED BOND         CAPPED INDEX
                                        ETF (A)                     (B)
                               ------------------------    ---------------------
3/13/2008                              10000.00                   10000.00
3/31/08                                 9867.00                    9938.50
4/30/08                                 9779.18                    9913.65
5/31/08                                 9847.64                    9998.91
6/30/08                                 9926.42                   10110.90
7/31/08                                 9964.14                   10176.60
8/31/08                                 9566.57                    9775.66
9/30/08                                 8914.13                    9099.19
10/31/08                                7528.87                    7717.93
11/30/08                                7364.74                    7561.25
12/31/08                                8023.00                    8224.00

                            (semi-annual report LOGO)
SPDR DB International Government Inflation-Protected Bond ETF--PORTFOLIO SUMMARY



  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ---------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         KINGDOM OF         UNITED KINGDOM     GOVERNMENT OF        REPUBLIC OF        REPUBLIC OF
                      SWEDEN,            TREASURY BOND,     JAPAN 10 YEAR BOND,  FRANCE,            FRANCE,
                      4.00%, 12/01/2020  2.50%, 08/16/2013  1.10%, 12/10/2016    3.00%, 07/25/2012  3.15%, 07/25/2032

 ---------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $8,726,676         8,676,391          6,146,772            5,907,370          5,863,094
 ---------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   4.6%               4.6                3.2                  3.1                3.1
 ---------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2008*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

Foreign Government Obligations       94.2%
Short Term Investments                5.1
Other Assets & Liabilities            0.7
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




   * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
   SPDR Barclays Capital International Treasury Bond ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          BARCLAYS CAPITAL GLOBAL
                                             VALUE       VALUE        TREASURY EX-US CAPPED INDEX
 ----------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED 12/31/08               -0.61%       0.24%                    0.12%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                  4.44%       5.22%                    5.86%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      8.28%       9.26%                   10.23%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET          BARCLAYS CAPITAL GLOBAL
                                             VALUE       VALUE        TREASURY EX-US CAPPED INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                  4.44%       5.22%                   5.86%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      6.58%       7.35%                   8.10%
 ----------------------------------------------------------------------------------------------------




 (1) For the period October 2, 2007 to December 31, 2008.

                            (semi-annual report LOGO)
   SPDR Barclays Capital International Treasury Bond ETF--PERFORMANCE SUMMARY
                                   (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                    SPDR BARCLAYS        BARCLAYS CAPITAL
                                CAPITAL INTERNATIONAL     GLOBAL TREASURY
                                    TREASURY BOND          EX-US CAPPED
                                       ETF (A)               INDEX (B)
                                ---------------------    ----------------
10/2/2007                              10000.00              10000.00
10/31/07                               10254.00              10273.00
11/30/07                               10439.60              10477.40
12/31/07                               10368.20              10411.40
1/31/08                                10706.20              10768.50
2/29/09                                10998.40              11075.40
3/31/08                                11347.10              11437.60
4/30/08                                11044.10              11142.50
5/31/08                                10899.40              10997.70
6/30/08                                10895.10              11009.80
7/31/08                                10996.40              11108.90
8/31/08                                10625.80              10748.90
9/30/08                                10345.30              10473.80
10/31/08                                9764.93               9880.94
11/30/08                               10012.00              10177.40
12/31/08                               10828.00              11023.00

                            (semi-annual report LOGO)
    SPDR Barclays Capital International Treasury Bond ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 ----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         GOVERNMENT OF JAPAN   FEDERAL REPUBLIC   FEDERAL REPUBLIC OF   REPUBLIC OF         GOVERNMENT OF JAPAN
                      10 YEAR BOND,         OF GERMANY,        GERMANY,              GREECE,             10 YEAR BOND,
                      1.50%, 09/20/2014     4.25%, 07/04/2017  5.25%, 01/04/2011     3.70%, 07/20/2015   1.30%, 06/20/2012

 ----------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $52,324,900           38,101,003         36,124,872            33,437,752          32,800,040
 ----------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   5.8%                  4.2                4.0                   3.7                 3.6
 ----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2008*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

Foreign Government Obligations       93.5%
Short Term Investments                4.0
Other Assets & Liabilities            2.5
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
         SPDR Barclays Capital High Yield Bond ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/4/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2008 IS 0.4000%.

PERFORMANCE AS OF DECEMBER 31, 2008


 ----------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET        BARCLAYS CAPITAL HIGH YIELD
                                             VALUE       VALUE             VERY LIQUID INDEX
 ----------------------------------------------------------------------------------------------------

    SIX MONTHS ENDED 12/31/08               -27.73%     -21.92%                 -27.57%

 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -30.21%     -25.88%                 -28.36%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -29.97%     -24.43%                 -27.68%
 ----------------------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN

                                          -----------------------------------------------------------
                                           NET ASSET    MARKET        BARCLAYS CAPITAL HIGH YIELD
                                             VALUE       VALUE             VERY LIQUID INDEX
 ----------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 12/31/08                 -30.21%     -25.88%                 -28.36%
 ----------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -27.82%     -22.61%                 -24.25%
 ----------------------------------------------------------------------------------------------------




 (1) For the period November 28, 2007 to December 31, 2008.

                            (semi-annual report LOGO)
   SPDR Barclays Capital High Yield Bond ETF--PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF (BASED ON NET ASSET VALUE) (PERFORMANCE GRAPH)

                                 SPDR BARCLAYS    BARCLAYS CAPITAL
                                  CAPITAL HIGH       HIGH YIELD
                                   YIELD BOND        VERY LIQUID
                                    ETF (A)           INDEX (B)
                                 -------------    ----------------
11/28/2007                          10000.00          10000.00
11/30/07                            10000.00          10053.00
12/3107                             10034.00          10095.20
1/31/08                              9746.02           9912.50
2/29/08                              9533.56           9718.21
3/31/08                              9559.30           9752.23
4/30/08                             10000.90          10247.60
5/31/08                             10008.90          10306.00
6/30/08                              9690.00           9985.00
7/31/08                              9557.24           9845.21
8/31/08                              9541.00           9847.18
9/30/08                              8602.16           8862.46
10/31/08                             7129.47           7280.51
11/30/08                             6443.62           6566.30
12/31/08                             7003.00           7232.00

                            (semi-annual report LOGO)
          SPDR Barclays Capital High Yield Bond ETF--PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF DECEMBER 31, 2008

 --------------------------------------------------------------------------------------------------------------------------

                                                                               TEXAS COMPETITIVE
  DESCRIPTION         CDX NORTH AMERICA                     COMMUNITY HEALTH   ELECTRIC HOLDINGS CO.
                      HIGH YIELD,        HCA, INC.,         SYSTEMS, INC.,     LLC,                   NRG ENERGY, INC.,
                      8.88%, 06/29/2013  9.25%, 11/15/2016  8.88%, 07/15/2015  10.50%, 11/01/2015     7.38%, 02/01/2016

 --------------------------------------------------------------------------------------------------------------------------

    MARKET VALUE      $29,700,000        26,928,625         22,862,000         20,945,000             16,275,000
 --------------------------------------------------------------------------------------------------------------------------

    % OF NET ASSETS   4.3%               3.9                3.3                3.0                    2.4
 --------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

 ASSET ALLOCATION AS OF DECEMBER 31, 2008*



-------------------------------------------------
                                 PERCENT OF
                                 NET ASSETS
-------------------------------------------------

Corporate Bonds & Notes              82.1%
Credit-Linked Trust Certificate       4.3
Short Term Investments               12.5
Other Assets & Liabilities            1.1
-------------------------------------------------
TOTAL                               100.0%
-------------------------------------------------




   * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION              AMOUNT          VALUE
--------------------             ---------        -----
U.S. TREASURY OBLIGATIONS -- 99.9%
Treasury Bills*
  0.01%, 02/12/2009.........   $ 57,676,000   $  57,673,443
  0.01%, 02/19/2009.........     59,894,000      59,890,088
  0.01%, 02/26/2009.........     61,004,000      60,999,444
  0.02%, 02/05/2009.........     56,568,000      56,565,968
  0.41%, 01/15/2009.........    115,353,000     115,352,551
  0.41%, 01/08/2009.........    120,899,000     120,898,650
  0.43%, 01/02/2009.........     53,240,000      53,239,972
  0.46%, 01/29/2009.........     97,606,000      97,604,481
  0.46%, 01/22/2009.........    119,789,000     119,788,305
                                              -------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $741,950,675).......                    742,012,902
                                              -------------

                                  SHARES
                                  ------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional
  Liquid Reserves Fund
  1.34%, (a)(b)
  (Cost $1,204,875).........      1,204,875       1,204,875
                                              -------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $743,155,550).......                    743,217,777
OTHER ASSETS AND
  LIABILITIES -- 0.0% (C)...                       (342,665)
                                              -------------
NET ASSETS -- 100.0%........                   $742,875,112
                                              =============




 *  Rate shown is the discount rate at time of purchase, not a coupon rate.
(a) The rate shown is the annualized seven-day yield at period end.
(b) Affiliated Fund managed by SSgA Funds Management, Inc.
(c) Amount represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL TIPS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
U.S. TREASURY OBLIGATIONS -- 99.0%
Treasury Inflation Protected Indexed Bonds
  1.75%, 01/15/2028 (a)......   $ 4,539,787   $  4,107,781
  2.00%, 01/15/2026 (a)......     6,069,998      5,572,076
  2.38%, 01/15/2025 (a)......     9,039,480      8,666,602
  2.38%, 01/15/2027 (a)......     4,966,396      4,897,314
  3.38%, 04/15/2032..........     1,716,065      2,112,905
  3.63%, 04/15/2028 (a)......     6,257,957      7,317,930
  3.88%, 04/15/2029 (a)......     7,292,927      8,858,645
Treasury Inflation Protected Indexed Notes
  0.63%, 04/15/2013 (a)......     4,236,201      4,016,427
  0.88%, 04/15/2010 (a)......     8,993,034      8,383,217
  1.38%, 07/15/2018 (a)......     3,876,983      3,604,392
  1.63%, 01/15/2015 (a)......     6,055,307      5,570,882
  1.63%, 01/15/2018 (a)......     4,760,054      4,475,927
  1.88%, 07/15/2013 (a)......     6,623,286      6,196,945
  1.88%, 07/15/2015 (a)......     5,259,364      4,912,561
  2.00%, 04/15/2012 (a)......     5,183,344      5,014,885
  2.00%, 01/15/2014 (a)......     6,914,115      6,505,767
  2.00%, 07/15/2014..........     6,076,508      5,702,438
  2.00%, 01/15/2016 (a)......     5,208,781      4,945,060
  2.38%, 04/15/2011 (a)......     6,113,379      5,950,030
  2.38%, 01/15/2017 (a)......     5,197,367      5,107,244
  2.50%, 07/15/2016..........     6,019,200      5,908,206
  2.63%, 07/15/2017..........     4,114,301      4,171,531
  3.00%, 07/15/2012 (a)......     7,717,513      7,505,281
  3.38%, 01/15/2012..........     2,057,117      2,026,898
  3.50%, 01/15/2011 (a)......     3,850,043      3,761,030
  4.25%, 01/15/2010 (a)......     4,052,297      3,945,276
                                              ------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $149,032,442)........                  139,237,250
                                              ------------

                                   SHARES
                                   ------
SHORT TERM INVESTMENTS -- 26.7%
MONEY MARKET FUNDS -- 26.7%
State Street Institutional
  Liquid
  Reserves Fund 1.34%, (b)
  (c)........................       100,366        100,366
State Street Navigator
  Securities
  Lending Prime Portfolio (c)
  (d)........................    37,408,834     37,408,834
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $37,509,200).........                   37,509,200
                                              ------------
TOTAL INVESTMENTS -- 125.7%
  (Cost $186,541,642)........                  176,746,450
OTHER ASSETS AND
  LIABILITIES -- (25.7)%.....                  (36,105,576)
                                              ------------
NET ASSETS -- 100.0%.........                 $140,640,874
                                              ============




(a) Security, or portion thereof, was on loan at December 31, 2008.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION              AMOUNT        VALUE
--------------------             ---------      -----
U.S. TREASURY OBLIGATIONS -- 99.3%
Treasury Bonds
  7.25%, 05/15/2016 (a).......  $  779,000   $ 1,049,687
  7.50%, 11/15/2016 (a).......     749,000     1,023,276
  8.75%, 05/15/2017 (a).......     610,000       898,164
  8.88%, 08/15/2017 (a).......     400,000       595,272
  9.13%, 05/15/2018 (a).......     250,000       387,130
  9.25%, 02/15/2016 (a).......     177,000       258,379
  9.88%, 11/15/2015...........     216,000       321,942
  10.63%, 08/15/2015..........     134,000       202,814
  11.25%, 02/15/2015..........     407,000       620,012
  11.75%, 11/15/2014..........     179,000       196,758
  12.50%, 08/15/2014 (a)......     161,000       173,242
  13.25%, 05/15/2014..........     163,000       170,386
Treasury Notes
  0.88%, 12/31/2010...........   1,250,000     1,252,153
  1.13%, 12/15/2011...........   1,000,000     1,003,910
  1.25%, 11/30/2010...........   1,275,000     1,288,706
  1.50%, 10/31/2010 (a).......   1,186,000     1,203,861
  1.50%, 12/31/2013...........     600,000       598,830
  1.75%, 03/31/2010 (a).......   1,238,000     1,258,229
  1.75%, 11/15/2011 (a).......   1,000,000     1,022,470
  2.00%, 02/28/2010 (a).......   1,227,000     1,248,706
  2.00%, 09/30/2010 (a).......   1,478,000     1,514,935
  2.00%, 11/30/2013...........   1,000,000     1,025,310
  2.13%, 01/31/2010 (a).......   1,148,000     1,168,825
  2.13%, 04/30/2010 (a).......   1,291,000     1,321,558
  2.38%, 08/31/2010 (a).......   1,482,000     1,527,157
  2.50%, 03/31/2013 (a).......     827,000       877,174
  2.63%, 05/31/2010 (a).......   1,386,000     1,427,330
  2.75%, 07/31/2010 (a).......   1,409,000     1,459,428
  2.75%, 02/28/2013 (a).......     763,000       814,648
  2.75%, 10/31/2013 (a).......   1,131,000     1,202,456
  2.88%, 06/30/2010 (a).......   1,386,000     1,435,383
  2.88%, 01/31/2013 (a).......     655,000       702,861
  3.13%, 04/30/2013 (a).......     872,000       944,751
  3.13%, 08/31/2013 (a).......   1,028,000     1,107,639
  3.13%, 09/30/2013 (a).......     367,000       395,846
  3.38%, 11/30/2012 (a).......     644,000       701,464
  3.38%, 06/30/2013 (a).......     957,000     1,043,274
  3.38%, 07/31/2013 (a).......     955,000     1,043,509
  3.50%, 02/15/2010 (a).......     405,000       419,248
  3.50%, 05/31/2013 (a).......     883,000       966,655
  3.50%, 02/15/2018...........   1,425,000     1,577,732
  3.63%, 01/15/2010 (a).......     257,000       265,910
  3.63%, 06/15/2010 (a).......     642,000       670,928
  3.63%, 12/31/2012 (a).......     604,000       665,240
  3.63%, 05/15/2013...........     850,000       933,683
  3.75%, 11/15/2018 (a).......   1,300,000     1,471,639
  3.88%, 05/15/2010 (a).......     663,000       695,023
  3.88%, 07/15/2010 (a).......     161,000       169,810
  3.88%, 09/15/2010...........     575,000       609,000
  3.88%, 10/31/2012 (a).......     609,000       673,694
  3.88%, 02/15/2013 (a).......     592,000       659,547
  3.88%, 05/15/2018 (a).......     994,000     1,133,627
  4.00%, 03/15/2010 (a).......     557,000       581,926
  4.00%, 04/15/2010 (a).......     236,000       247,413
  4.00%, 11/15/2012 (a).......     743,000       824,656
  4.00%, 02/15/2014 (a).......   1,239,000     1,404,084
  4.00%, 02/15/2015 (a).......   1,135,000     1,291,528
  4.00%, 08/15/2018 (a).......   1,173,000     1,354,745
  4.13%, 08/15/2010 (a).......     585,000       619,550
  4.13%, 08/31/2012 (a).......     614,000       678,894
  4.13%, 05/15/2015 (a).......   1,428,000     1,637,102
  4.25%, 10/15/2010 (a).......     536,000       572,491
  4.25%, 01/15/2011 (a).......     611,000       656,550
  4.25%, 09/30/2012 (a).......     314,000       350,302
  4.25%, 08/15/2013 (a).......   1,305,000     1,483,589
  4.25%, 11/15/2013 (a).......     834,000       951,986
  4.25%, 08/15/2014 (a).......   1,071,000     1,229,829
  4.25%, 11/15/2014 (a).......     826,000       955,418
  4.25%, 08/15/2015 (a).......   1,355,000     1,571,353
  4.25%, 11/15/2017...........     989,000     1,151,740
  4.38%, 12/15/2010...........     586,000       629,329
  4.38%, 08/15/2012 (a).......     681,000       764,640
  4.50%, 05/15/2010 (a).......     658,000       694,868
  4.50%, 11/15/2010 (a).......     614,000       659,025
  4.50%, 02/28/2011 (a).......     675,000       728,845
  4.50%, 09/30/2011...........     693,000       759,715
  4.50%, 11/30/2011...........     661,000       727,946
  4.50%, 03/31/2012 (a).......     623,000       688,951
  4.50%, 04/30/2012 (a).......     623,000       690,134
  4.50%, 11/15/2015 (a).......     675,000       800,111
  4.50%, 02/15/2016 (a).......     990,000     1,165,280
  4.50%, 05/15/2017 (a).......     995,000     1,167,911
  4.63%, 08/31/2011 (a).......     695,000       763,339
  4.63%, 10/31/2011 (a).......     608,000       671,202
  4.63%, 12/31/2011 (a).......     633,000       700,566
  4.63%, 02/29/2012 (a).......     597,000       661,995
  4.63%, 07/31/2012 (a).......     625,000       700,369
  4.63%, 11/15/2016...........     971,000     1,146,887
  4.63%, 02/15/2017 (a).......     915,000     1,083,076
  4.75%, 02/15/2010...........     755,000       790,908
  4.75%, 03/31/2011 (a).......     678,000       736,762
  4.75%, 01/31/2012 (a).......     575,000       638,422
  4.75%, 05/31/2012 (a).......     625,000       700,150
  4.75%, 05/15/2014 (a).......   1,148,000     1,351,391
  4.75%, 08/15/2017 (a).......     994,000     1,188,347
  4.88%, 04/30/2011 (a).......     664,000       727,146
  4.88%, 05/31/2011...........     695,000       763,353
  4.88%, 07/31/2011...........     665,000       733,475
  4.88%, 02/15/2012 (a).......     929,000     1,039,282
  4.88%, 06/30/2012...........     585,000       657,382
  4.88%, 08/15/2016 (a).......     911,000     1,086,932
  5.00%, 02/15/2011 (a).......     969,000     1,057,954
  5.00%, 08/15/2011 (a).......     617,000       686,443
  5.13%, 06/30/2011 (a).......     670,000       741,154
  5.13%, 05/15/2016 (a).......     996,000     1,205,339
  5.75%, 08/15/2010...........     904,000       982,124
  6.50%, 02/15/2010 (a).......     771,000       822,287
                                             -----------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $89,936,860)..........                94,075,407
                                             -----------





See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
SHORT TERM INVESTMENTS -- 25.4%
MONEY MARKET FUNDS -- 25.4%
State Street Institutional
  Liquid
  Reserves Fund 1.34%, (b)
  (c).........................     276,350   $    276,350
State Street Navigator
  Securities Lending Prime
  Portfolio (c) (d)...........  23,817,724     23,817,724
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $24,094,074)..........                 24,094,074
                                             ------------
TOTAL INVESTMENTS -- 124.7%
  (Cost $114,030,934).........                118,169,481
OTHER ASSETS AND
  LIABILITIES -- (24.7)%......                (23,421,505)
                                             ------------
NET ASSETS -- 100.0%..........               $ 94,747,976
                                             ============




(a) Security, or portion thereof, was on loan at December 31, 2008.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----
U.S. TREASURY OBLIGATIONS -- 99.0%
Treasury Bonds
  4.38%, 02/15/2038 (a).......   $  665,000   $   890,801
  4.50%, 02/15/2036 (a).......    1,051,000     1,395,970
  4.50%, 05/15/2038 (a).......      882,000     1,203,930
  4.75%, 02/15/2037 (a).......      631,000       879,387
  5.00%, 05/15/2037 (a).......      614,000       889,643
  5.25%, 11/15/2028...........      407,000       536,988
  5.25%, 02/15/2029 (a).......      424,000       561,703
  5.38%, 02/15/2031 (a).......      674,000       927,208
  5.50%, 08/15/2028 (a).......      448,000       604,813
  6.00%, 02/15/2026...........      511,000       712,773
  6.13%, 11/15/2027 (a).......      819,000     1,173,496
  6.13%, 08/15/2029 (a).......      388,000       569,375
  6.25%, 08/15/2023 (a).......      909,000     1,238,822
  6.25%, 05/15/2030...........      661,000       993,794
  6.38%, 08/15/2027...........      338,000       494,291
  6.50%, 11/15/2026 (a).......      385,000       566,712
  6.63%, 02/15/2027...........      361,000       539,154
  6.75%, 08/15/2026...........      312,000       470,196
  6.88%, 08/15/2025 (a).......      407,000       618,465
  7.13%, 02/15/2023 (a).......      587,000       850,939
  7.25%, 08/15/2022 (a).......      382,000       555,149
  7.50%, 11/15/2024...........      300,000       481,089
  7.63%, 11/15/2022...........      237,000       356,346
  7.63%, 02/15/2025 (a).......      338,000       548,506
  7.88%, 02/15/2021 (a).......      374,000       554,369
  8.00%, 11/15/2021 (a).......    1,157,000     1,752,936
  8.13%, 08/15/2019 (a).......      707,000     1,043,136
  8.13%, 05/15/2021 (a).......      370,000       560,731
  8.13%, 08/15/2021 (a).......      334,000       507,486
  8.50%, 02/15/2020 (a).......      359,000       546,096
  8.75%, 05/15/2020 (a).......      253,000       392,894
  8.75%, 08/15/2020 (a).......      647,000     1,008,680
  8.88%, 02/15/2019 (a).......      469,000       719,596
                                              -----------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $21,528,860)..........                 25,145,474
                                              -----------

SECURITY DESCRIPTION               SHARES        VALUE
--------------------               ------        -----
SHORT TERM INVESTMENTS -- 26.2%
MONEY MARKET FUNDS -- 26.2%
State Street Institutional
  Liquid
  Reserves Fund 1.34%, (b)
  (c).........................       12,844   $    12,844
State Street Navigator
  Securities Lending Prime
  Portfolio (c) (d)...........    6,653,693     6,653,693
                                              -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $6,666,537)...........                  6,666,537
                                              -----------
TOTAL INVESTMENTS -- 125.2%
  (Cost $28,195,397)..........                 31,812,011
OTHER ASSETS AND
  LIABILITIES -- (25.2)%......                 (6,403,127)
                                              -----------
NET ASSETS -- 100.0%..........                $25,408,884
                                              ===========




(a) Security, or portion thereof, was on loan at December 31, 2008.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
CORPORATE BONDS & NOTES -- 22.7%
AEROSPACE & DEFENSE -- 0.6%
Boeing Co.
  6.13%, 02/15/2033 (a)......   $   150,000   $    158,564
Honeywell International, Inc.
  6.13%, 11/01/2011 (a)......       805,000        848,971
                                              ------------
                                                 1,007,535
                                              ------------
AIR FREIGHT &
  LOGISTICS -- 0.1%
United Parcel Service, Inc.
  6.20%, 01/15/2038..........       235,000        268,594
                                              ------------
BANKS-- 0.4%
KfW Bankengruppe
  4.00%, 10/15/2013 (a)......       660,000        698,557
                                              ------------
BEVERAGES -- 0.1%
Diageo Capital PLC
  5.75%, 10/23/2017..........       235,000        225,563
                                              ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp.
  6.13%, 10/03/2016 (a)......       235,000        175,789
                                              ------------
CAPITAL MARKETS -- 1.5%
Morgan Stanley
  4.00%, 01/15/2010 (a)......       965,000        936,050
Svensk Exportkredit AB
  5.13%, 03/01/2017 (a)......       375,000        414,322
The Goldman Sachs Group,
  Inc.:
  5.35%, 01/15/2016..........     1,180,000      1,043,116
  5.95%, 01/15/2027..........       300,000        231,482
                                              ------------
                                                 2,624,970
                                              ------------
CHEMICALS -- 0.2%
E.I. du Pont de Nemours & Co.
  5.25%, 12/15/2016 (a)......       375,000        369,001
                                              ------------
COMMERCIAL BANKS -- 4.4%
Bank of New York Mellon Corp.
  4.95%, 11/01/2012..........       495,000        502,524
Deutsche Bank AG London:
  5.38%, 10/12/2012 (a)......       375,000        377,680
  6.00%, 09/01/2017..........       430,000        434,279
European Investment Bank
  5.00%, 02/08/2010..........     1,225,000      1,268,340
HSBC Bank USA NA
  4.63%, 04/01/2014 (a)......       730,000        677,514
Inter-American Development
  Bank
  5.13%, 09/13/2016..........       375,000        430,721
International Bank for
  Reconstruction &
  Development
  4.75%, 02/15/2035..........        80,000         94,421
JPMorgan Chase Bank NA
  6.00%, 10/01/2017..........       510,000        511,645
Key Bank NA
  5.80%, 07/01/2014..........       430,000        379,815
Oesterreichische Kontrollbank
  AG
  4.75%, 10/16/2012 (a)......       375,000        403,714
Royal Bank of Scotland Group
  PLC
  5.00%, 11/12/2013..........       375,000        329,506
US Bank NA
  6.38%, 08/01/2011 (a)......       235,000        242,372
Wachovia Bank NA
  5.85%, 02/01/2037..........       655,000        605,346
Wells Fargo & Co.:
  4.88%, 01/12/2011 (a)......       375,000        377,246
  5.63%, 12/11/2017..........       235,000        241,209
Wells Fargo Bank NA
  4.75%, 02/09/2015..........       805,000        782,096
                                              ------------
                                                 7,658,428
                                              ------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc.
  5.50%, 02/22/2016..........       225,000        237,888
                                              ------------
COMPUTERS & PERIPHERALS -- 0.3%
International Business
  Machines Corp.
  5.88%, 11/29/2032 (a)......       150,000        158,735
Oracle Corp.
  5.00%, 01/15/2011 (a)......       375,000        384,394
                                              ------------
                                                   543,129
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.9%
Bank of America Corp.
  7.80%, 02/15/2010..........       565,000        577,183
Bank of America NA
  5.30%, 03/15/2017..........     1,105,000      1,045,037
CIT Group, Inc.
  4.25%, 02/01/2010 (a)......       310,000        279,000
Citigroup, Inc.
  5.63%, 08/27/2012..........     1,570,000      1,469,513
Credit Suisse USA, Inc.
  6.50%, 01/15/2012..........       930,000        954,054
General Electric Capital
  Corp.:
  5.25%, 10/19/2012 (a)......       375,000        377,380
  5.63%, 05/01/2018..........       810,000        811,354
  6.75%, 03/15/2032..........       225,000        239,042
HSBC Finance Corp.
  5.25%, 01/14/2011 (a)......       310,000        299,509
JPMorgan Chase & Co.
  6.63%, 03/15/2012..........     1,580,000      1,605,376
Merrill Lynch & Co, Inc.
  6.88%, 04/25/2018..........       535,000        556,345
National Rural Utilities
  Cooperative Finance Corp.
  8.00%, 03/01/2032..........       330,000        316,998
                                              ------------
                                                 8,530,791
                                              ------------
ELECTRIC UTILITIES -- 1.1%
Duke Energy Carolinas LLC
  7.00%, 11/15/2018..........       375,000        425,012
Pacific Gas & Electric Co.
  4.80%, 03/01/2014 (a)......       805,000        788,309
Progress Energy, Inc.
  7.75%, 03/01/2031 (a)......       375,000        377,454
Virginia Electric and Power
  Co.
  5.10%, 11/30/2012 (a)......       330,000        320,181
                                              ------------
                                                 1,910,956
                                              ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
FOOD & STAPLES RETAILING -- 0.3%
CVS Caremark Corp.
  6.25%, 06/01/2027..........   $   235,000   $    219,504
Wal-Mart Stores, Inc.
  5.88%, 04/05/2027..........       300,000        324,162
                                              ------------
                                                   543,666
                                              ------------
FOOD PRODUCTS -- 0.5%
Archer-Daniels-Midland Co.
  5.38%, 09/15/2035..........       225,000        182,522
General Mills, Inc.
  5.70%, 02/15/2017 (a)......       375,000        367,808
Kraft Foods, Inc.
  5.63%, 11/01/2011..........       375,000        380,479
                                              ------------
                                                   930,809
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Baxter International, Inc.
  6.25%, 12/01/2037..........       140,000        159,864
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
UnitedHealth Group, Inc.
  5.25%, 03/15/2011 (a)......       805,000        767,738
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
McDonald's Corp.
  5.35%, 03/01/2018..........       330,000        338,373
                                              ------------
HOUSEHOLD PRODUCTS -- 0.2%
Procter & Gamble Co.
  5.55%, 03/05/2037..........       225,000        253,294
                                              ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
General Electric Co.
  5.25%, 12/06/2017..........       330,000        326,503
                                              ------------
INSURANCE -- 0.7%
American International Group,
  Inc.
  5.45%, 05/18/2017..........       730,000        489,100
MetLife, Inc.
  5.70%, 06/15/2035..........       375,000        296,250
The Allstate Corp.
  5.95%, 04/01/2036 (a)......       150,000        131,975
The Travelers Cos., Inc.
  6.25%, 03/15/2037 (b)......       375,000        232,500
XL Capital, Ltd.
  6.50%, 12/31/2049..........       375,000         56,250
                                              ------------
                                                 1,206,075
                                              ------------
MACHINERY -- 0.1%
Caterpillar, Inc.
  6.05%, 08/15/2036 (a)......       150,000        143,475
                                              ------------
MEDIA -- 0.6%
Comcast Corp.
  6.50%, 01/15/2017 (a)......       300,000        295,383
News America, Inc.
  6.15%, 03/01/2037..........       225,000        204,484
Time Warner Cable, Inc.
  5.85%, 05/01/2017..........       300,000        271,413
Time Warner, Inc.
  7.70%, 05/01/2032..........       225,000        227,738
                                              ------------
                                                   999,018
                                              ------------
METALS & MINING -- 0.3%
Rio Tinto Finance USA, Ltd.
  5.88%, 07/15/2013..........       400,000        302,000
Vale Overseas, Ltd.
  6.88%, 11/21/2036..........       300,000        276,750
                                              ------------
                                                   578,750
                                              ------------
MULTI-UTILITIES -- 0.2%
Midamerican Energy Holdings
  Co.
  6.13%, 04/01/2036 (a)......       375,000        348,707
                                              ------------
MULTILINE RETAIL -- 0.2%
Macy's Retail Holdings, Inc.
  5.35%, 03/15/2012..........       375,000        281,250
                                              ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp.
  5.65%, 05/15/2013..........       400,000        301,299
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 1.3%
Anadarko Petroleum Corp.
  5.95%, 09/15/2016..........       300,000        265,867
Canadian Natural Resources,
  Ltd.
  6.25%, 03/15/2038..........       375,000        291,385
ConocoPhillips Canada Funding
  Co.
  5.63%, 10/15/2016 (a)......       805,000        818,850
Kinder Morgan Energy Partners
  LP
  5.80%, 03/15/2035..........       160,000        112,535
Southern Natural Gas Co.
  5.90%, 04/01/2017 (c)......       805,000        672,007
Transocean, Inc.
  6.00%, 03/15/2018..........       140,000        125,764
                                              ------------
                                                 2,286,408
                                              ------------
PHARMACEUTICALS -- 0.8%
Abbott Laboratories
  5.60%, 05/15/2011..........       375,000        391,351
AstraZeneca PLC
  6.45%, 09/15/2037 (a)......        75,000         82,480
Eli Lilly & Co.
  5.20%, 03/15/2017..........       300,000        304,973
Schering-Plough Corp.
  6.00%, 09/15/2017 (a)......       375,000        373,691
Wyeth
  5.95%, 04/01/2037 (a)......       225,000        243,272
                                              ------------
                                                 1,395,767
                                              ------------
REAL ESTATE INVESTMENT TRUST -- 0.1%
Simon Property Group LP
  5.60%, 09/01/2011 (a)......       250,000        203,075
                                              ------------
ROAD & RAIL -- 0.3%
CSX Corp.
  6.15%, 05/01/2037..........       150,000        126,540
Norfolk Southern Corp.
  7.70%, 05/15/2017..........       300,000        336,284
                                              ------------
                                                   462,824
                                              ------------
SPECIALTY RETAIL -- 0.2%
Home Depot, Inc.
  5.40%, 03/01/2016 (a)......       375,000        327,176
                                              ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
TELECOMMUNICATIONS -- 0.2%
Verizon Communications, Inc.
  6.40%, 02/15/2038 (a)......   $   400,000   $    416,972
                                              ------------
TOBACCO -- 0.2%
Philip Morris International,
  Inc.
  4.88%, 05/16/2013 (a)......       400,000        395,532
                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
AT&T Corp.
  8.00%, 11/15/2031 (a)......       430,000        515,734
Deutsche Telekom
  International Finance BV
  8.50%, 06/15/2010 (d)......       805,000        829,468
Embarq Corp.
  7.08%, 06/01/2016..........       150,000        112,500
New Cingular Wireless
  Services, Inc.
  8.13%, 05/01/2012..........       375,000        397,985
Telecom Italia Capital
  5.25%, 10/01/2015..........       505,000        388,850
Verizon Global Funding Corp.
  6.88%, 06/15/2012..........       375,000        386,124
Vodafone Group PLC
  5.63%, 02/27/2017 (a)......       225,000        210,631
                                              ------------
                                                 2,841,292
                                              ------------
TOTAL CORPORATE BONDS &
  NOTES --
  (Cost $40,944,370).........                   39,759,068
                                              ------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.8%
Federal Republic of Brazil
  8.25%, 01/20/2034..........       330,000        401,775
Province of Ontario
  4.95%, 06/01/2012..........       430,000        456,135
Province of Quebec
  7.50%, 09/15/2029..........       430,000        641,576
Republic of Italy
  5.63%, 06/15/2012..........       730,000        795,561
United Mexican States
  5.63%, 01/15/2017..........       805,000        807,013
                                              ------------
TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS --
  (Cost $2,994,891)..........                    3,102,060
                                              ------------
U.S. AGENCY MBS TBA -- 40.1%
Fannie Mae
  5.00%, 15YR TBA............     2,900,000      2,979,750
  5.50%, 30YR TBA............    16,750,000     17,189,687
  6.00%, 15YR TBA............     2,700,000      2,802,937
  6.50%, 30YR TBA............     6,100,000      6,340,187
  7.00%, 30YR TBA............     2,000,000      2,092,500
Federal Home Loan Bank
  5.50%, 15YR TBA............     2,000,000      2,062,500
Freddie Mac
  4.50%, 15YR TBA............     3,350,000      3,428,516
  4.50%, 30YR TBA............     1,000,000      1,012,500
  5.00%, 30YR TBA............    11,900,000     12,143,578
  6.00%, 30YR TBA............    10,700,000     11,034,375
  6.50%, 15YR TBA............     1,500,000      1,560,938
Ginnie Mae
  5.00%, 30YR TBA............     1,050,000      1,077,727
  5.50%, 30YR TBA............     2,650,000      2,732,812
  6.00%, 30YR TBA............     2,500,000      2,581,641
  6.50%, 30YR TBA............     1,000,000      1,040,938
                                              ------------
TOTAL U.S. AGENCY MBS TBA --
  (Cost $68,312,835).........                   70,080,586
                                              ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.2%
Fannie Mae
  5.00%, 02/16/2012..........     1,533,000      1,683,016
  5.00%, 05/11/2017..........     1,060,000      1,205,625
  7.13%, 01/15/2030 (a)......       720,000      1,084,393
Federal Home Loan Bank
  5.13%, 08/14/2013..........     1,535,000      1,721,501
  5.38%, 08/19/2011..........     2,715,000      2,975,939
Freddie Mac
  3.88%, 06/29/2011 (a)......       705,000        747,632
  4.13%, 07/12/2010..........     2,610,000      2,723,720
  4.50%, 01/15/2013 (a)......       960,000      1,050,542
  4.88%, 02/09/2010 (a)......     1,620,000      1,686,515
  5.00%, 04/18/2017 (a)......     1,108,000      1,259,869
                                              ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS --
  (Cost $15,244,496).........                   16,138,752
                                              ------------
U.S. TREASURY OBLIGATIONS -- 22.9%
Treasury Bonds
  4.38%, 02/15/2038 (a)......     1,355,000      1,815,090
  5.50%, 08/15/2028 (a)......     1,700,000      2,295,051
  8.00%, 11/15/2021 (a)......     1,225,000      1,855,961
  8.88%, 08/15/2017 (a)......     2,938,000      4,372,273
Treasury Notes
  2.00%, 02/28/2010 (a)......     2,135,000      2,172,768
  2.38%, 08/31/2010 (a)......     4,140,000      4,266,146
  2.88%, 06/30/2010 (a)......     2,135,000      2,211,070
  3.38%, 07/31/2013 (a)......     6,525,000      7,129,737
  3.88%, 05/15/2018 (a)......     1,575,000      1,796,240
  4.13%, 05/15/2015 (a)......     1,900,000      2,178,217
  4.50%, 04/30/2012 (a)......     7,113,000      7,879,497
  4.75%, 08/15/2017 (a)......     1,750,000      2,092,160
                                              ------------
TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $37,660,804).........                   40,064,210
                                              ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
SHORT TERM INVESTMENTS -- 54.3%
MONEY MARKET FUNDS -- 54.3%
State Street Institutional
  Liquid Reserves Fund 1.34%,
  (e) (f) (g)................    71,204,148   $ 71,204,148
State Street Navigator
  Securities Lending Prime
  Portfolio (g) (h)..........    23,699,143     23,699,143
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $94,903,291).........                   94,903,291
                                              ------------
TOTAL INVESTMENTS -- 151.0%
  (Cost $260,060,687)........                  264,047,967
OTHER ASSETS AND
  LIABILITIES -- (51.0)%.....                  (89,235,469)
                                              ------------
NET ASSETS -- 100.0%.........                 $174,812,498
                                              ============




(a) Security, or portion thereof, was on loan at December 31, 2008.
(b) Variable Rate Security. Rate shown is as of December 31, 2008.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.38% of net assets as of December 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Step up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2008. Maturity date disclosed is the ultimate maturity date.
(e) Security or a portion of the security has been designated as collateral for TBA securities.
(f) The rate shown is the annualized seven-day yield at period end.
(g) Affiliated Fund managed by SSgA Funds Management, Inc.
(h) Investments of cash collateral for securities loaned.
TBA = To Be Announced


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----

MUNICIPAL BONDS AND NOTES -- 97.7%
ALABAMA -- 1.3%
Alabama, Auburn University,
  General Fee Revenue
  5.00%, 06/01/2038 (a)......   $ 2,200,000   $  2,092,684
Alabama, Public School &
  College Authority
  5.00%, 12/01/2023..........     1,500,000      1,518,210
Birmingham, AL, Capital
  Investment Series A 4.50%,
  12/01/2027.................     1,000,000        861,980
                                              ------------
                                                 4,472,874
                                              ------------
ARIZONA -- 1.9%
Arizona, Salt River Project,
  Agricultural Improvement &
  Power District:
  Series A 5.00%,
  01/01/2016.................       500,000        555,940
  Series A 5.00%,
     01/01/2022..............       500,000        513,470
Arizona, State Transportation
  Board, Excise Tax Revenue
  5.00%, 07/01/2021..........     1,500,000      1,565,310
Phoenix, AZ, Civic
  Improvement Corp.,
  Wastewater System Revenue,
  Senior Lien
  5.50%, 07/01/2019..........     1,000,000      1,112,430
Phoenix, AZ, General
  Obligation
  Series A 5.00%,
  07/01/2017.................     1,000,000      1,123,350
Pima County, AZ, Industrial
  Development Authority,
  Lease Revenue
  5.00%, 09/01/2039..........     2,000,000      1,798,860
                                              ------------
                                                 6,669,360
                                              ------------
CALIFORNIA -- 11.9%
Azusa, CA, Public Financing
  Authority, Revenue
  5.00%, 07/01/2039 (a)......     1,200,000      1,069,476
California, Golden Empire
  Schools Financing
  Authority, Lease Revenue
  4.00%, 05/01/2010..........     4,000,000      4,064,760
California, State Economic
  Recovery, General
  Obligation:
  Series A 5.00%,
  01/01/2011.................     1,000,000      1,045,370
  Series A 5.00%,
     07/01/2015..............       575,000        615,934
California, State Public
  Works Board, Lease Revenue
  Series D 5.00%,
  05/01/2025.................     1,000,000        982,420
California, State University
  Revenue
  Series A 4.50%, 11/01/2044
  (a)........................     6,090,000      4,692,528
  Series A 5.00%, 11/01/2037
     (a).....................     1,000,000        950,200
Los Angeles County, CA,
  Public Work Financing
  Authority, Lease Revenue
  Series A 5.00%, 12/01/2027
  (a)........................       300,000        269,001
Los Angeles, CA, Unified
  School District:
  Series B 4.75%, 07/01/2019
  (a)........................     3,485,000      3,591,188
  Series A-1 5.00%,
  07/01/2016 (a).............     3,000,000      3,219,750
  Series A 5.00%,
  07/01/2018.................       900,000        955,926
San Diego, CA, Community
  College District
  5.00%, 05/01/2020 (a)......     2,720,000      2,796,921
San Diego, CA, Unified School
  District
  Series C-2 5.50%,
  07/01/2019 (a).............     1,600,000      1,782,416
San Francisco, CA, Bay Area
  Rapid Transit District:
  Series B 5.00%,
  08/01/2022.................     1,500,000      1,554,960
  Series B 5.00%,
     08/01/2032..............     1,600,000      1,571,680
San Francisco, CA, City &
  County Public Utilities
  Commission Water Revenue
  Series A 4.50%, 11/01/2031
  (a)........................     1,000,000        814,820
San Francisco, CA, Toll
  Bridge Revenue
  Series F 5.00%,
  04/01/2031.................     4,775,000      4,495,185
San Jose, CA, Evergreen
  Community College District
  Series A Zero Coupon,
  09/01/2020 (a).............     2,500,000      1,369,825
University of California:
  Series J 4.50%, 05/15/2031
  (a)........................     3,000,000      2,557,260
  Series B 4.75%,
  05/15/2038.................     1,300,000      1,123,434
West Valley-Mission Community
  College District, CA,
  Election 2004-A
  5.00%, 08/01/2030 (a)......     2,000,000      1,887,040
                                              ------------
                                                41,410,094
                                              ------------
COLORADO -- 1.5%
Douglas County, CO, School
  District Series B 5.00%,
  12/15/2019.................     2,000,000      2,156,040
University of Colorado,
  Enterprise System Revenue
  5.00%, 06/01/2023 (a)......     3,000,000      3,034,260
                                              ------------
                                                 5,190,300
                                              ------------
CONNECTICUT -- 0.9%
Connecticut, State General
  Obligation:
  Series A 4.50%,
  05/01/2026.................     1,000,000        951,810
  Series C 5.00%, 04/01/2011
  (a)........................     2,000,000      2,129,160
                                              ------------
                                                 3,080,970
                                              ------------
DELAWARE -- 0.3%
Delaware, State General
  Obligation
  5.00%, 03/01/2013..........     1,000,000      1,105,070
                                              ------------
FLORIDA -- 2.9%
Florida, State Board of
  Education, General
  Obligation
  Series B 5.25%,
  06/01/2013.................     2,000,000      2,203,340
Florida, State Board of
  Education, Public Education
  Capital Outlay
  Series A 5.00%,
  06/01/2016.................       900,000        991,044
Florida, State Department of
  Environmental Protection
  Revenue
  Series A 5.00%,
  07/01/2009.................     1,000,000      1,015,810
Gainesville, FL, Utility
  System Revenue, (Pre-
  refunded)
  Series A 5.00%, 10/01/2035
  (a)........................       900,000      1,037,457
JEA, FL, Bulk Power Supply
  System Revenue, Scherer 4
  Project
  Series A 5.63%,
  10/01/2033.................     5,000,000      4,911,100
                                              ------------
                                                10,158,751
                                              ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
GEORGIA -- 1.8%
Augusta, GA, Water & Sewer
  Revenue
  5.00%, 10/01/2014 (a)......   $ 1,085,000   $  1,196,115
Georgia, State General
  Obligation:
  Series D 5.00%,
  07/01/2009.................     1,000,000      1,020,330
  Series B 5.00%,
  04/01/2012.................     2,000,000      2,183,100
Milledgeville -- Baldwin
  County, GA, Development
  Authority, (Pre-refunded)
  5.50%, 09/01/2024..........     1,500,000      1,759,230
                                              ------------
                                                 6,158,775
                                              ------------
HAWAII -- 1.1%
Hawaii, State General
  Obligation
  Series DJ 5.00%, 04/01/2023
  (a)........................       900,000        913,896
Hawaii, State Highway Revenue
  Series B 5.00%,
  07/01/2015.................     1,285,000      1,437,864
Honolulu, HI, City & County
  General Obligation
  Series A 5.00%,
  07/01/2029.................     1,500,000      1,473,570
                                              ------------
                                                 3,825,330
                                              ------------
ILLINOIS -- 5.7%
Chicago, IL, General
  Obligation:
  Series A 5.00%,
  01/01/2015.................       900,000        994,842
  Series B 5.00%, 01/01/2022
  (a)........................     1,000,000      1,017,720
Chicago, IL, Metropolitan
  Water Reclamation District:
  Series A 5.00%,
  12/01/2020.................     1,000,000      1,076,240
  Series C 5.25%,
  12/01/2032.................     5,000,000      5,144,700
Chicago, IL, O'Hare
  International Airport
  Revenue
  Series A 5.00%,
  01/01/2038.................     1,500,000      1,290,990
Chicago, IL, Water Revenue
  5.25%, 11/01/2038..........     2,500,000      2,401,625
Illinois, Finance Authority
  Revenue, University of
  Chicago
  Series B 6.25%,
  07/01/2038.................     5,000,000      5,255,400
Illinois, State General
  Obligation
  Series B 5.00%,
  03/01/2014.................     2,000,000      2,210,700
Southwestern, IL, Development
  Authority Revenue
  Zero Coupon, 12/01/2021
  (a)........................     1,125,000        555,356
                                              ------------
                                                19,947,573
                                              ------------
INDIANA -- 1.7%
Indiana, Finance Authority,
  Highway Revenue
  Series A 4.50%, 12/01/2020
  (a)........................     1,000,000        980,100
Indiana, State Finance
  Authority, State Revolving
  Fund Program Revenue
  Series B 5.00%,
  02/01/2018.................     1,535,000      1,680,917
Indiana, State Finance
  Authority, Lease Revenue
  Series A-1 5.00%,
  11/01/2015.................     3,000,000      3,332,250
                                              ------------
                                                 5,993,267
                                              ------------
KANSAS -- 0.6%
Kansas, State Department of
  Transportation, Highway
  Revenue Series A 5.00%,
  09/01/2011.................     2,000,000      2,148,300
                                              ------------
KENTUCKY -- 1.1%
Kentucky, State Property &
  Buildings Commission
  5.00%, 08/01/2013..........     1,000,000      1,071,980
Kentucky, State Turnpike
  Authority, Economic
  Development Road Revenue
  5.00%, 07/01/2025 (a)......     1,500,000      1,505,760
Kentucky, State Turnpike
  Authority, Economic
  Recovery
  Series B 4.50%,
  07/01/2023.................     1,285,000      1,194,292
                                              ------------
                                                 3,772,032
                                              ------------
MARYLAND -- 2.8%
Maryland, State General
  Obligation:
  5.00%, 08/01/2012..........     1,250,000      1,371,750
  Series A 5.25%,
  02/15/2013.................     1,000,000      1,116,660
Maryland, State Department of
  Transportation
  5.00%, 02/15/2015..........     1,500,000      1,668,915
Montgomery County, MD, Public
  Improvement
  Series A 5.00%,
  07/01/2016.................     1,500,000      1,705,200
Montgomery, MD, General
  Obligation
  Series A 5.00%,
  09/01/2015.................     3,530,000      3,925,466
                                              ------------
                                                 9,787,991
                                              ------------
MASSACHUSETTS -- 6.0%
Massachusetts, Bay
  Transportation Authority
  Revenue
  Series A 5.00%,
  07/01/2029.................     3,000,000      3,435,210
Massachusetts, Bay
  Transportation Authority,
  Sales Tax Revenue Series A
  5.00%, 07/01/2021..........     1,000,000      1,043,470
Massachusetts, School
  Building Authority:
  Series A 5.00%,
  08/15/2024.................     1,000,000      1,010,030
  Series A 5.00%,
  08/15/2026.................     3,000,000      3,004,860
Massachusetts, State
  Construction Loan Series B
  5.00%, 08/01/2015..........     1,310,000      1,461,829
Massachusetts, State General
  Obligation:
  Series A 5.25%,
  08/01/2019.................       900,000      1,002,744
  Series C 5.50%,
  12/01/2022(a)..............     2,500,000      2,753,450
Massachusetts, State Water
  Pollution Abatement Trust
  5.25%, 08/01/2033..........     2,000,000      2,022,040
Massachusetts, State Water
  Resources Authority
  Series A 5.13%,
  08/01/2026.................     5,000,000      5,034,700
                                              ------------
                                                20,768,333
                                              ------------
MICHIGAN -- 0.5%
Michigan, Municipal Bond
  Authority Revenue
  5.00%, 10/01/2022..........     1,700,000      1,734,850
                                              ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
MINNESOTA -- 1.2%
Minnesota, State General
  Obligation:
  5.00%, 06/01/2015..........   $ 1,820,000   $  2,049,757
  5.00%, 06/01/2018..........     1,940,000      2,129,596
                                              ------------
                                                 4,179,353
                                              ------------
MISSISSIPPI -- 0.3%
Mississippi, State General
  Obligation
  5.00%, 12/01/2013..........     1,000,000      1,103,000
                                              ------------
MISSOURI -- 0.9%
Missouri, State Highways &
  Transit Commission, State
  Road Revenue, Second Lien
  5.25%, 05/01/2020..........     1,000,000      1,078,120
Missouri, State Regional
  Convention & Sports Complex
  Authority
  5.25%, 08/15/2016 (a)......     1,800,000      1,957,680
                                              ------------
                                                 3,035,800
                                              ------------
MONTANA -- 0.7%
Montana, State Department of
  Transportation Revenue
  5.00%, 06/01/2015 (a)......     2,130,000      2,375,120
                                              ------------
NEBRASKA -- 1.4%
Omaha, NE, Public Power
  District Series A 5.00%,
  02/01/2039.................     5,000,000      4,689,950
                                              ------------
NEVADA -- 4.8%
Clark County, NV, General
  Obligation:
  4.50%, 06/01/2018 (a)......     1,475,000      1,528,498
  4.75%, 06/01/2025 (a)......     1,735,000      1,654,704
Clark County, NV, Highway
  Improvement Revenue
  5.00%, 07/01/2012 (a)......     1,000,000      1,086,100
Clark County, NV, School
  District, General
  Obligation:
  Series B 4.50%,
  06/15/2016.................     1,010,000      1,064,813
  Series A 5.00%,
  06/15/2014.................       900,000        977,022
  Series D 5.00%, 06/15/2017
  (a)........................     4,815,000      5,088,155
Las Vegas, NV, Convention &
  Visitors Authority Revenue
  5.00%, 07/01/2016 (a)......     2,360,000      2,552,435
Las Vegas Valley, NV, Water
  District, General
  Obligation
  Series B 5.00%,
  06/01/2015.................     1,500,000      1,632,495
Nevada, State Highway
  Improvement Revenue
  5.00%, 12/01/2017 (a)......     1,000,000      1,108,570
                                              ------------
                                                16,692,792
                                              ------------
NEW JERSEY -- 1.1%
New Jersey, State Educational
  Facilities Authority
  Revenue, Higher Education
  Capital Improvement
  Series A 5.00%,
  09/01/2018.................       735,000        765,319
New Jersey, State
  Transportation Trust Fund
  Authority:
  (Escrow to Maturity)
  Series A  5.25%, 06/15/2012
  (a)........................     1,305,000      1,456,432
  Series C Zero Coupon,
  12/15/2029 (a).............     2,585,000        694,357
New Jersey State Turnpike
  Authority
  Series A 5.25%, 01/01/2027
  (a)........................     1,000,000      1,012,800
                                              ------------
                                                 3,928,908
                                              ------------
NEW MEXICO -- 0.6%
New Mexico, Severance Tax
  Series A-1 4.00%,
  07/01/2014.................     2,000,000      2,080,800
                                              ------------
NEW YORK -- 15.0%
Erie County, NY, Industrial
  Development Agency Revenue:
  Series A 5.75%, 05/01/2019
  (a)........................     1,500,000      1,623,525
  Series A 5.75%,
  05/01/2021.................     3,000,000      3,136,830
New York, NY, City Municipal
  Water Finance Authority:
  Series DD 4.63%,
  06/15/2031.................     1,030,000        890,816
  Series C 4.75%,
  06/15/2033.................     1,000,000        876,420
  Series C 5.00%,
     06/15/2035..............     2,320,000      2,183,862
  Series A 5.00%,
  06/15/2038.................     1,000,000        934,350
  Series D 5.00%,
  06/15/2038.................     1,000,000        934,350
New York, NY, City
  Transitional Finance
  Authority Revenue:
  Sub Series D-1 5.00%,
  11/01/2013.................     1,500,000      1,635,030
  Sub Series C-1 5.00%,
  01/01/2020.................       900,000        930,420
  Series B 5.00%,
  08/01/2021.................     2,725,000      2,771,625
New York, NY, General
  Obligation:
  Series C-1 5.00%,
  10/01/2012.................     1,400,000      1,486,996
  Series B 5.25%,
  08/01/2015.................     2,000,000      2,137,040
New York, State Local
  Government Assistance Corp.
  Series A 5.00%,
  04/01/2020.................     3,000,000      3,151,470
New York, State Dormitory
  Authority Revenue
  Series A 5.00%,
  07/01/2038.................     3,350,000      3,012,153
New York, State Dormitory
  Authority, State Income Tax
  Revenue
  Series B 5.00%,
  03/15/2028.................     5,000,000      4,873,200
New York, State Environmental
  Facscorp
  Series A 4.50%,
  06/15/2036.................     1,500,000      1,314,030
New York, State Thruway
  Authority, Second General
  Highway & Boarding Trust
  Fund:
  Series B 5.00%,
  04/01/2019.................     5,400,000      5,610,600
  Series A 5.00%,
  04/01/2020.................     3,000,000      3,087,840
New York State Thruway
  Authority:
  Series G 4.75%, 01/01/2030
  (a)........................       920,000        828,791
  Series B 5.00%, 04/01/2014
  (a)........................     2,000,000      2,160,180
  Series A 5.00%,
  04/01/2021.................       500,000        504,380
  Series A 5.00%,
     03/15/2028..............     2,000,000      1,949,280
New York, State Urban
  Development Corp. Revenue:
  Series B 3.63%, 03/15/2012
  (a)........................       710,000        731,911
  Series A-1 5.00%,
  12/15/2022 (a).............     1,000,000      1,003,460


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
New York & New Jersey, Port
  Authority Revenue 144th
  Series:
  5.00%, 10/01/2028..........   $ 3,000,000   $  2,904,690
  5.00%, 12/01/2029..........     1,500,000      1,441,635
                                              ------------
                                                52,114,884
                                              ------------
NORTH CAROLINA -- 2.5%
Charlotte, NC, Water & Sewer
  System Revenue
  5.00%, 07/01/2038..........     3,000,000      2,954,490
North Carolina, State General
  Obligation
  Series B 5.00%,
  04/01/2016.................     2,000,000      2,268,100
University of North Carolina,
  Chapel Hill
  5.00%, 12/01/2031..........     3,640,000      3,642,402
                                              ------------
                                                 8,864,992
                                              ------------
OHIO -- 1.2%
Columbus, OH, General
  Obligation Series D 5.00%,
  12/15/2009.................     1,000,000      1,037,870
Ohio, State General
  Obligation
  Series A 5.00%,
  06/15/2010.................     2,170,000      2,273,118
Ohio, University of Akron,
  General Receipts
  Series A 5.00%, 01/01/2033
  (a)........................     1,000,000        929,740
                                              ------------
                                                 4,240,728
                                              ------------
OREGON -- 0.6%
Portland, OR, Sewer System
  Revenue Series A 5.00%,
  06/01/2015 (a).............     1,730,000      1,929,088
                                              ------------
PENNSYLVANIA -- 3.0%
Central Bucks, PA, School
  District
  5.00%, 05/15/2023..........     2,500,000      2,571,375
Pennsylvania, Commonwealth
  Financing Authority Revenue
  Series A 5.00%, 06/01/2025
  (a)........................     1,925,000      1,934,375
Pennsylvania, State General
  Obligation:
  Series A 4.50%,
  11/01/2021.................     1,390,000      1,403,024
  Series A 5.00%,
  11/01/2013.................     1,000,000      1,109,930
  5.38%, 07/01/2016..........     3,000,000      3,429,150
                                              ------------
                                                10,447,854
                                              ------------
RHODE ISLAND -- 0.8%
Rhode Island, State &
  Providence Plantations,
  Consolidated Capital
  Development
  Series E 4.70%,
  11/01/2025.................     3,000,000      2,830,800
                                              ------------
SOUTH CAROLINA -- 1.0%
Charleston County, SC, Sales
  Tax Revenue
  5.00%, 11/01/2018..........     2,000,000      2,222,660
South Carolina, State Public
  Service Authority
  Series C 5.00%,
  01/01/2016.................     1,275,000      1,410,086
                                              ------------
                                                 3,632,746
                                              ------------
TENNESSEE -- 0.6%
Nashville & Davidson County,
  TN, Health & Educational
  Facilities Board Revenue
  Series A 5.00%,
  10/01/2013.................     2,000,000      2,213,460
                                              ------------
TEXAS -- 11.5%
Austin, TX, Electrical
  Utilities System Revenue
  5.00%, 11/15/2035 (a)......     5,100,000      4,648,344
Cypress-Fairbanks, TX,
  Independent School District
  5.00%, 02/15/2023..........     5,000,000      5,113,750
Dallas, TX, General
  Obligation:
  4.75%, 02/15/2026..........     1,500,000      1,458,825
  5.00%, 02/15/2024..........     2,055,000      2,080,749
Denton, TX, Independent
  School District, General
  Obligation
  5.00%, 08/15/2028 (a)......     1,000,000        995,000
Harris County, TX, Road
  Revenue
  Series B 5.25%,
  08/15/2047.................     3,000,000      2,746,620
Houston, TX, Utility System
  Revenue
  Series A 5.25%,
  11/15/2017.................       900,000      1,019,034
Houston, TX, Public
  Improvement
  Series B 5.00%,
  03/01/2023.................     4,000,000      4,023,200
La Joya, TX, Independent
  School District
  5.00%, 02/15/2034 (a)......     2,800,000      2,706,592
Prosper, TX, Independent
  School District
  5.00%, 02/15/2038 (a)......     1,000,000        958,550
Texas, State General
  Obligation:
  4.75%, 04/01/2036..........     1,000,000        927,900
  5.00%, 04/01/2029..........     3,000,000      2,943,600
Texas, State Transportation
  Commission:
  Series A, 5.00%,
  04/01/2020.................     1,000,000      1,050,690
  5.00%, 04/01/2026..........     2,555,000      2,574,852
University of Texas:
  Series F 4.75%,
  08/15/2026.................     1,890,000      1,830,711
  Series B 5.00%,
  08/15/2010.................     1,000,000      1,050,160
  Series D 5.00%,
  08/15/2018.................     1,675,000      1,825,047
Williamson County, TX,
  General Obligation
  5.25%, 02/15/2018 (a)......     2,000,000      2,202,120
                                              ------------
                                                40,155,744
                                              ------------
UTAH -- 1.7%
  Utah, State General
  Obligation, (Pre-refunded)
  Series A 5.00%,
  07/01/2015.................     2,000,000      2,257,140
Utah, Transport Authority
  Sales Tax Revenue
  Series A 5.00%,
  06/15/2036.................     3,850,000      3,689,186
                                              ------------
                                                 5,946,326
                                              ------------
VIRGINIA -- 2.4%
Fairfax County, VA, General
  Obligation
  Series A 4.00%,
  04/01/2011.................     1,675,000      1,752,368
  Series A 4.00%,
  04/01/2020.................     1,000,000        994,580


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
Virginia, College Building
  Authority, Educational
  Facilities Revenue
  Series B 5.00%,
  02/01/2009.................   $ 1,000,000   $  1,002,840
Virginia, State Public
  Building Authority, Public
  Facilities Revenue
  Series B 5.25%,
  08/01/2027.................     2,000,000      2,062,140
Virginia, Upper Occoquan
  Sewage Authority, Regional
  Sewage Revenue
  5.00%, 07/01/2022..........     2,500,000      2,572,450
                                              ------------
                                                 8,384,378
                                              ------------
WASHINGTON -- 3.8%
Central Puget Sound, WA,
  Regional Transit Authority,
  Sales & Use Tax Revenue
  Series A 5.00%,
  11/01/2036.................     2,000,000      1,904,680
Energy Northwest Washington
  Electric Revenue:
  Series A 5.00%,
  07/01/2014.................     1,000,000      1,095,700
  Series A 5.50%, 07/01/2012
  (a)........................     1,200,000      1,314,000
King County, WA, School
  District, General
  Obligation
  Series A 4.00%,
  06/01/2011.................     1,250,000      1,302,650
Pierce County, WA, School
  District No. 3
  5.00%, 12/01/2017..........       800,000        870,952
Seattle, WA, Municipal Light
  & Power Revenue
  5.50%, 04/01/2022..........     1,435,000      1,511,816
Snohomish County, WA, School
  District No. 201
  5.25%, 12/01/2024..........     3,225,000      3,338,165
Washington, State General
  Obligation:
  Series C 4.25%,
  01/01/2013.................     1,000,000      1,063,650
  Series A 5.00%,
  07/01/2023.................       900,000        918,711
                                              ------------
                                                13,320,324
                                              ------------
WISCONSIN -- 0.6%
Wisconsin, State General
  Obligation Series C 5.00%,
  05/01/2014.................     2,000,000      2,209,740
                                              ------------
TOTAL MUNICIPAL BONDS AND
  NOTES --
  (Cost $346,337,732)........                  340,600,657
                                              ------------


SECURITY DESCRIPTION               SHARES
--------------------               ------         VALUE
SHORT TERM INVESTMENTS -- 6.7%
MONEY MARKET FUND -- 6.7%
State Street Institutional
  Tax Free Money Market Fund
  1.51%, (b) (c)
  (Cost $23,381,683).........    23,381,683   $ 23,381,683
                                              ------------
TOTAL INVESTMENTS -- 104.4%
  (Cost $369,719,415)........                  363,982,340
OTHER ASSETS AND
  LIABILITIES -- (4.4)%......                  (15,385,374)
                                              ------------
NET ASSETS -- 100.0%.........                 $348,596,966
                                              ============




(a) Bond is insured by one of these companies:

                                      AS A % OF
                                        TOTAL
INSURANCE COVERAGE                   NET ASSETS
------------------                   ----------
Financial Security Assurance,
  Inc..............................     13.46%
Municipal Bond Investors Assurance
  Corp.............................      4.70%
Ambac Financial Group..............      3.19%
Financial Guaranty Insurance Co. ..      2.18%
Permanent School Fund Guaranteed...      1.34%


(b) Affiliated Fund managed by SSgA Funds Management, Inc.
(c) The rate shown is the annualized seven-day yield at period end.
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
     Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----
MUNICIPAL BONDS AND NOTES -- 92.7%
CALIFORNIA -- 92.1%
Alameda, CA, Corridor
  Transportation Authority
  Revenue
  Series A Zero Coupon,
  10/01/2018 (a)..............   $1,045,000   $   571,928
Azusa, CA, Public Financing
  Authority Revenue
  5.00%, 07/01/2039 (a).......      800,000       712,984
Bakersfield, CA, Wastewater
  Revenue Series A 5.00%,
  09/15/2032 (a)..............      500,000       458,180
California, Educational
  Facilities Authority Revenue
  Series A 4.75%, 10/01/2037
  (a).........................      740,000       655,026
California, Infrastructure &
  Economic Development Bank
  Revenue, Lien A, (Pre-
  refunded)
  5.00%, 07/01/2036 (a).......      175,000       195,172
California, State Economic
  Recovery Series A 5.00%,
  07/01/2015 (a)..............    1,000,000     1,071,190
California, State Public Works
  Board, Lease Revenue
  Series D 5.00%, 05/01/2025..      500,000       491,210
California, State University
  Revenue: Series A 5.00%,
  11/01/2025 (a)..............      250,000       245,795
  Series A 5.00%, 11/01/2037
  (a).........................      220,000       209,044
Chabot-Las Positas Community
  College District, CA
  Series B Zero Coupon,
  08/01/2024 (a)..............    1,400,000       534,268
Chaffey Community College
  District, CA, Election of
  2002
  Series C 5.00%, 06/01/2032
  (a).........................    1,000,000       916,750
Coast Community College
  District, CA
  Series B 5.00%, 08/01/2023
  (a).........................      800,000       805,984
Desert Community College
  District, CA
  Series C 5.00%, 08/01/2037
  (a).........................      300,000       275,082
Eastern Municipal Water
  District, CA, Water & Sewer
  Revenue
  Series H 5.00%, 07/01/2035..    1,000,000       889,060
Los Altos, CA, School District
  5.00%, 08/01/2018 (a).......      780,000       844,787
Los Angeles, CA, Community
  College District
  Series A 5.00%, 08/01/2032
  (a).........................    1,000,000       937,300
Los Angeles, CA, Metro
  Transportation Authority,
  Sales Tax Revenue
  Series A 5.00%, 07/01/2013
  (a).........................      705,000       773,075
Los Angeles, CA, Unified
  School District
  Series B 5.00%, 07/01/2022
  (a).........................    1,000,000     1,008,250
Los Angeles, CA, Water & Power
  Revenue
  Series A-1 5.00%, 07/01/2023
  (a).........................      900,000       904,320
Los Angeles County, CA, Public
  Works Financing Authority
  Revenue
  5.00%, 10/01/2015 (a).......    1,000,000     1,108,890
North Orange County, CA,
  Community College District
  5.00%, 08/01/2015 (a).......    1,000,000     1,107,740
Redding, CA, Electric System
  Revenue,
  Certificate of Participation
  Series A 5.00%, 06/01/2030
  (a).........................      555,000       498,251
Sacramento, CA, Municipal
  Utility District,
  Electric Revenue
  Series U 5.00%, 08/15/2023
  (a).........................    1,000,000       981,660
San Diego, CA, Community
  College District
  5.00%, 08/01/2032 (a).......    1,000,000       937,300
San Diego County, CA, Water
  Authority Revenue
  Series 2008-A 5.00%,
  05/01/2015 (a)..............      200,000       221,164
San Francisco, CA, Bay Area
  Rapid Transit District
  Series B 5.00%, 08/01/2022..      500,000       518,320
San Francisco, CA, Bay Area
  Toll Authority Toll Bridge
  Revenue
  Series F 5.00%, 04/01/2025..      800,000       791,176
San Francisco, CA, City &
  County Public Utilities
  Commission, Water Revenue:
  Series A 4.50%, 11/01/2031
  (a).........................      500,000       407,410
  Series A 4.75%, 11/01/2036
  (a).........................      500,000       417,295
San Francisco, CA, Community
  College District
  Series B 5.25%, 06/15/2012
  (a).........................      800,000       870,448
San Jose, CA, Unified School
  District Santa Clara County
  Election of 2002 Series C
  5.25%, 08/01/2019 (a).......    1,000,000     1,056,160
San Juan, CA, Public Power
  Agency Project Revenue
  Series L 5.00%, 07/01/2022
  (a).........................      100,000        95,109
San Mateo County, CA,
  Community College District
  Series B 5.00%, 09/01/2031..      315,000       299,017
Santa Clara Valley
  Transportation Authority,
  CA, Sales Tax Revenue
  Series A 5.00%, 04/01/2036
  (a).........................      500,000       456,220
University of California,
  Revenue
  Series A 5.13%, 05/15/2018
  (a).........................      500,000       521,660
                                              -----------
                                               22,787,225
                                              -----------
PUERTO RICO -- 0.6%
Puerto Rico, Commonwealth
  Infrastructure Financing
  Authority
  Series A Zero Coupon,
  07/01/2029 (a)..............      655,000       142,057
                                              -----------
TOTAL MUNICIPAL BONDS AND
  NOTES --
  (Cost $24,149,718)..........                 22,929,282
                                              -----------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES        VALUE
--------------------               ------        -----
SHORT TERM INVESTMENTS -- 9.7%
MONEY MARKET FUND -- 9.7%
State Street Institutional Tax
  Free
  Money Market Fund 1.51%, (b)
  (c).........................    2,387,870   $ 2,387,870
                                              -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,387,870)...........                  2,387,870
                                              -----------
TOTAL INVESTMENTS -- 102.4%
  (Cost $26,537,588)..........                 25,317,152
OTHER ASSETS AND
  LIABILITIES -- (2.4)%.......                   (586,470)
                                              -----------
NET ASSETS -- 100.0%..........                $24,730,682
                                              ===========




(a) Bond is insured by one of these companies:

                                      AS A % OF
                                        TOTAL
INSURANCE COVERAGE                   NET ASSETS
------------------                   ----------
Financial Security Assurance,
  Inc..............................     31.95%
Ambac Financial Group..............     25.45%
Municipal Bond Investors Assurance
  Corp.............................     16.79%
Financial Guaranty Insurance Co....      3.79%



(b) Affiliated Fund managed by SSgA Funds Management, Inc.
(c) The rate shown is the annualized seven-day yield at period end. Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
     treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT        VALUE
--------------------              ---------      -----
MUNICIPAL BONDS AND NOTES -- 95.8%
NEW YORK -- 92.0%
Battery Park City Authority,
  NY,
  Revenue
  Series A 5.25%, 11/01/2021..   $  100,000   $   103,561
Erie County, NY, Industrial
  Development Agency
  Series A 5.75%, 05/01/2024
  (a).........................      500,000       508,880
Liberty, NY, Development Corp.
  Revenue
  5.25%, 10/01/2035...........      500,000       380,050
New York City, NY, Cultural
  Resource Revenue, Museum of
  Modern Art Series A-1 5.00%,
  04/01/2031..................      300,000       288,300
New York, NY, General
  Obligation,
  (Pre-refunded)
  Series J 5.50%, 06/01/2020..    1,000,000     1,149,520
  Series G 5.00%, 08/01/2025..      385,000       356,733
New York, NY, Municipal
  Finance Authority, Water and
  Sewer System Revenue
  5.00%, 06/15/2037...........      500,000       458,525
New York, NY, Transitional
  Finance Authority (Escrow to
  Maturity)
  5.00%, 11/01/2009...........      450,000       465,588
New York, Sales Tax Asset
  Receivables Corp.
  Series A 5.00%, 10/15/2020
  (a).........................      500,000       523,685
New York, State Dormitory
  Authority Revenue:
  Series C 5.00%, 12/15/2020..      500,000       518,895
  Series A 5.00%, 07/01/2038..      650,000       584,448
New York, State Dormitory
  Authority Revenue, Fordham
  University
  Series B 5.00%, 07/01/2033
  (a).........................      500,000       466,010
New York, State Environmental
  Facscorp Series A 4.50%,
  06/15/2036..................      885,000       775,278
New York, State General
  Obligation
  5.00%, 04/15/2015...........    1,000,000     1,105,740
New York, State Local
  Government Assistance Corp.
  Series C 5.00%, 04/01/2018..      650,000       709,715
New York, State Thruway
  Authority, General Revenue:
  Series B 5.00%, 04/01/2027..      300,000       282,198
  Series H 5.00%, 01/01/2032
  (a).........................      500,000       460,000
New York, State Urban
  Development Corp.,
  Revenue:
  Series A-1 5.00%, 12/15/2022
  (a).........................      520,000       521,799
  Series A-1 5.00%,
  12/15/2027..................      250,000       245,788
New York, Triborough Bridge &
  Tunnel Authority, Revenue
  5.00%, 11/15/2037...........      500,000       468,120
New York & New Jersey, Port
  Authority
  Revenue
  140th Series 5.00%,
  12/01/2029..................      500,000       480,545
Westchester County, NY,
  General Obligation
  Series A 3.75%, 11/15/2012..      500,000       525,855
                                              -----------
                                               11,379,233
                                              -----------
PUERTO RICO -- 3.8%
Puerto Rico Electric Power
  Authority Revenue
  Series UU 5.00%, 07/01/2016
  (a).........................      500,000       470,830
                                              -----------
TOTAL MUNICIPAL BONDS AND
  NOTES --
  (Cost $12,558,177)..........                 11,850,063
                                              -----------

                                   SHARES
                                   ------

SHORT TERM INVESTMENTS -- 3.6%
MONEY MARKET FUND -- 3.6%
State Street Institutional Tax
  Free
  Money Market Fund 1.51%, (b)
  (c)
  (Cost $443,010).............      443,010       443,010
                                              -----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $13,001,187)..........                 12,293,073
OTHER ASSETS AND
  LIABILITIES -- 0.6%.........                     75,296
                                              -----------
NET ASSETS -- 100.0%..........                $12,368,369
                                              ===========




(a) Bond is insured by one of these companies:

                                      AS A % OF
                                        TOTAL
INSURANCE COVERAGE                   NET ASSETS
------------------                   ----------
Financial Security Assurance,
  Inc..............................     7.92%
Municipal Bond Investors Assurance
  Corp.............................     4.23%
Ambac Financial Group..............     4.22%
Assured Guaranty Corporation.......     3.77%
Financial Guaranty Insurance Co....     3.72%


(b) Affiliated Fund managed by SSgA Funds Management, Inc.
(c) The rate shown is the annualized seven-day yield at period end.
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
     Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
MUNICIPAL BONDS AND NOTES -- 93.6%
ALASKA -- 0.4%
Alaska, State General
  Obligation Series A 5.25%,
  08/01/2010 (a).............   $ 1,000,000   $  1,049,950
                                              ------------
ARIZONA -- 4.8%
Arizona, State Transportation
  Board, Excise Tax Revenue:
  4.50%, 07/01/2009..........       755,000        767,782
  5.00%, 07/01/2013..........     2,750,000      3,030,198
Maricopa County, AZ,
  Community College District
  Series B 4.00%,
  07/01/2010.................     3,025,000      3,126,670
Phoenix, AZ, Civic
  Improvement Corp. Transit
  Excise Tax Revenue
  5.00%, 07/01/2013 (a)......     4,000,000      4,370,320
Phoenix, AZ, Civic
  Improvement Corp.
  Wastewater System Revenue
  Series B 5.00%, 07/01/2012
  (a)........................     1,000,000      1,071,900
                                              ------------
                                                12,366,870
                                              ------------
CALIFORNIA -- 5.3%
California, State Economic
  Recovery General
  Obligation:
  Series A 5.00%,
  01/01/2011.................       500,000        522,685
  Series A 5.00%, 07/01/2012
  (a)........................     1,000,000      1,065,390
  Series A 5.25%,
  07/01/2013.................     1,000,000      1,085,900
  Series B 5.00%, 07/01/2023
  (b)........................     5,250,000      5,475,327
Los Angeles, CA, Public Works
  Financing Authority,
  Revenue
  5.00%, 10/01/2012 (a)......     1,000,000      1,085,260
Los Angeles, CA, Unified
  School District
  Series B 4.00%,
  07/01/2009.................     1,000,000      1,014,020
San Francisco, CA, City &
  County Series 2008-R1
  5.00%, 06/15/2013..........     3,000,000      3,269,880
                                              ------------
                                                13,518,462
                                              ------------
COLORADO -- 1.2%
Denver, CO, City & County
  Excise Tax Revenue
  Series A 5.00%, 09/01/2013
  (a)........................     2,850,000      3,057,280
                                              ------------
CONNECTICUT -- 2.9%
Connecticut, State General
  Obligation:
  Series C 5.00%, 04/01/2011
  (a)........................     1,000,000      1,064,580
  Series C 5.00%, 03/15/2013
  (a)........................     4,670,000      5,149,329
Connecticut, State Special
  Obligation,
  Rate Reduction
  Series A 5.00%,
  06/30/2010.................     1,200,000      1,268,124
                                              ------------
                                                 7,482,033
                                              ------------
DELAWARE -- 0.3%
Delaware, State General
  Obligation
  4.00%, 08/01/2011..........       750,000        787,568
                                              ------------
FLORIDA -- 2.6%
Florida, State Board of
  Education
  5.00%, 06/01/2013..........     1,000,000      1,091,370
Florida, State Turnpike
  Authority,
  Turnpike Revenue
  Series A 5.00%, 07/01/2009
  (a)........................     1,280,000      1,304,013
Orlando, FL, Utilities
  Commission System Revenue
  5.25%, 07/01/2009..........     3,000,000      3,056,940
Polk, FL, School District,
  Sales Tax Revenue
  4.00%, 10/01/2009 (a)......     1,215,000      1,238,486
                                              ------------
                                                 6,690,809
                                              ------------
GEORGIA -- 6.1%
De Kalb County, GA, School
  District, General
  Obligation
  5.00%, 02/01/2011 (a)......     3,000,000      3,182,130
Georgia, Emory University,
  Authority Revenue
  Series B 5.00%,
  09/01/2011.................     3,000,000      3,210,420
Georgia, State General
  Obligation:
  Series B 5.00%,
  07/01/2010.................     1,000,000      1,050,940
  Series G 5.00%,
  10/01/2010.................     1,000,000      1,055,130
  Series C 5.50%,
  07/01/2010.................     2,590,000      2,740,893
  Series C 5.50%,
  07/01/2012.................     1,100,000      1,224,300
Georgia, State Road & Tollway
  Authority Revenue
  Series A 5.00%,
  06/01/2012.................     3,000,000      3,259,500
                                              ------------
                                                15,723,313
                                              ------------
HAWAII -- 0.6%
Hawaii, State General
  Obligation
  Series D 5.00%, 07/01/2013
  (a)........................     1,500,000      1,635,570
                                              ------------
ILLINOIS -- 3.7%
Chicago, IL, General
  Obligation
  Series C 5.00%, 01/01/2012
  (a)........................       700,000        746,515
Chicago, IL, Water Revenue
  5.00%, 11/01/2011 (a)......     2,000,000      2,124,000
Illinois, State General
  Obligation:
  Series B 5.00%,
  01/01/2011.................       950,000        998,944
  Series B 5.00%,
     03/01/2013..............     1,000,000      1,091,390
Illinois, State Toll Highway
  Authority Revenue
  Series A 5.00%, 01/01/2014
  (a)........................     4,000,000      4,401,000
                                              ------------
                                                 9,361,849
                                              ------------
KANSAS -- 0.7%
Kansas, State Department of
  Transportation, Highway
  Revenue Series A 5.00%,
  09/01/2011.................     1,710,000      1,836,797
                                              ------------
KENTUCKY -- 0.3%
Kentucky, State Turnpike
  Authority, Economic
  Development Road Revenue
  5.00%, 07/01/2011 (a)......       750,000        800,348
                                              ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
MARYLAND -- 3.6%
Maryland, State General
  Obligation:
  5.00%, 03/01/2011..........   $ 1,000,000   $  1,065,280
  5.00%, 08/01/2012..........     1,750,000      1,920,450
  Series A 5.25%,
  02/15/2013.................     1,700,000      1,898,322
Maryland, State
  Transportation Authority
  Grant & Revenue
  5.00%, 03/01/2013..........     3,000,000      3,252,030
Montgomery County, MD,
  General Obligation
  Series A 5.00%,
  05/01/2012.................     1,000,000      1,093,500
                                              ------------
                                                 9,229,582
                                              ------------
MASSACHUSETTS -- 0.8%
Massachusetts, State General
  Obligation:
  Series C 5.00%,
  09/01/2010.................     1,000,000      1,049,340
  (Pre-refunded)
  Series A 5.25%,
  01/01/2017.................     1,000,000      1,061,160
                                              ------------
                                                 2,110,500
                                              ------------
MICHIGAN -- 1.8%
Michigan, Municipal Bond
  Authority Revenue:
  5.00%, 10/01/2011..........     1,630,000      1,749,593
  5.00%, 10/01/2012..........       500,000        545,800
Michigan, State Building
  Authority Revenue
  Series I 5.00%,
  10/15/2010.................     2,155,000      2,221,309
                                              ------------
                                                 4,516,702
                                              ------------
MINNESOTA -- 1.3%
Minnesota, Public Facilities
  Authority,
  Water Pollution Control
  Revenue Series D 5.00%,
  03/01/2014.................     2,000,000      2,243,340
Minnesota, State General
  Obligation
  5.00%, 08/01/2010..........     1,000,000      1,051,360
                                              ------------
                                                 3,294,700
                                              ------------
MISSOURI -- 0.3%
Missouri, State Highways &
  Transportation Commission,
  State Road Revenue
  Series A 5.00%,
  05/01/2010.................       750,000        784,253
                                              ------------
NEBRASKA -- 0.9%
Nebraska, Public Power
  District Revenue
  Series B 5.00%, 01/01/2012
  (a)........................     1,250,000      1,341,612
Omaha, NE, General Obligation
  3.75%, 06/01/2013..........     1,000,000      1,052,220
                                              ------------
                                                 2,393,832
                                              ------------
NEVADA -- 2.4%
Clark County, NV, Highway
  Improvement Revenue
  5.00%, 07/01/2012 (a)......     4,300,000      4,670,230
Las Vegas Valley, NV, Water
  District
  Series B 5.00%,
  06/01/2011.................     1,500,000      1,582,935
                                              ------------
                                                 6,253,165
                                              ------------
NEW JERSEY -- 1.1%
Essex County, NJ
  Series A 5.00%, 06/01/2010
  (a)........................     2,225,000      2,308,348
New Jersey, State
  Transportation Trust Fund
  Authority (Escrow to
  Maturity)
  Series C 5.00%,
  06/15/2009.................       600,000        611,082
                                              ------------
                                                 2,919,430
                                              ------------
NEW MEXICO -- 2.3%
Albuquerque, NM, General
  Obligation
  Series A 4.00%, 07/01/2009
  (a)........................     2,000,000      2,028,520
New Mexico, State General
  Obligation
  5.00%, 03/01/2012..........     3,500,000      3,793,475
                                              ------------
                                                 5,821,995
                                              ------------
NEW YORK -- 10.7%
New York, State General
  Obligation
  Series C 4.00%,
  04/15/2012.................     1,000,000      1,044,930
New York, State Local
  Government Assistance Corp.
  Series C 5.00%,
  04/01/2013.................     2,220,000      2,424,862
New York State Thruway
  Authority,
  General Revenue:
  Series H 4.00%, 01/01/2012
  (a)........................     1,000,000      1,032,110
  (Escrow to Maturity)
  Series A 5.25%, 04/01/2010
  (a)........................     2,000,000      2,103,360
  Series F 5.25%, 01/01/2012
  (a)........................     1,000,000      1,067,640
New York, State Thruway
  Authority Highway & Bridge
  Series B 5.00%, 04/01/2012
  (a)........................     1,140,000      1,215,935
New York, State Urban
  Development Corp. Revenue
  4.00%, 03/15/2011..........       550,000        569,976
New York, NY, City Cultural
  Resource Revenue, Museum of
  Modern Art Series 1A 5.00%,
  10/01/2010.................     1,000,000      1,046,360
New York, NY, City
  Transitional Finance
  Authority:
  (Escrow to Maturity)
  Series A-1 5.00%,
  11/01/2009.................     2,000,000      2,069,280
  Series A-1 5.00%,
  11/01/2013.................     2,900,000      3,174,688
New York, NY, General
  Obligation:
  Series I-1 4.00%,
  02/01/2013.................     1,040,000      1,068,694
  Series J-1 5.00%,
  08/01/2012.................     5,000,000      5,304,650
  Series B 5.25%,
  08/01/2011.................     1,000,000      1,056,240
New York, Triborough Bridge &
  Tunnel Authority Revenue:
  Series C 4.00%,
  11/15/2011.................     2,500,000      2,606,975
  Series C 5.00%,
     11/15/2012..............     1,500,000      1,627,860
                                              ------------
                                                27,413,560
                                              ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
NORTH CAROLINA -- 5.5%
Mecklenburg County, NC
  Series C 5.00%,
  02/01/2012.................   $ 1,000,000   $  1,087,000
North Carolina,
  Infrastructure Finance
  Corp. Certificate
  Participation
  Series A 5.00%, 02/01/2011
  (a)........................     5,000,000      5,297,300
North Carolina, State General
  Obligation:
  Series A 5.00%,
  03/01/2011.................     1,000,000      1,064,630
  Series A 5.50%,
     03/01/2012..............     5,000,000      5,517,450
Wake County, NC, General
  Obligation
  5.00%, 03/01/2012..........     1,000,000      1,089,270
                                              ------------
                                                14,055,650
                                              ------------
OHIO -- 4.4%
Columbus, OH, General
  Obligation
  Series D 5.00%,
  12/15/2009.................     2,000,000      2,075,740
Ohio, State Building
  Authority
  Series B 5.00%, 10/01/2013
  (a)........................     1,440,000      1,588,277
Ohio, State General
  Obligation:
  Series A 5.00%,
  06/15/2010.................     1,000,000      1,047,520
  Series K 5.00%,
  05/01/2011.................     2,000,000      2,130,100
Ohio, State Major New
  Infrastructure Project
  Revenue
  Series 2008-1 5.00%,
  06/15/2013.................     3,000,000      3,292,200
Ohio, State Water Development
  Authority, Water
  Quality -- Loan Fund
  5.00%, 12/01/2011..........     1,000,000      1,080,060
                                              ------------
                                                11,213,897
                                              ------------
OREGON -- 2.6%
Portland, OR, Sewer System
  Revenue
  Series A 5.00%, 06/15/2012
  (a)........................     3,000,000      3,272,760
Salem-Keizer, OR, School
  District No. 24J, General
  Obligation
  5.00%, 06/15/2013 (a)......     3,000,000      3,314,730
                                              ------------
                                                 6,587,490
                                              ------------
PENNSYLVANIA -- 4.4%
Pennsylvania, State General
  Obligation:
  5.00%, 03/01/2011..........     1,300,000      1,381,172
  5.00%, 10/01/2012..........     5,000,000      5,476,750
  5.00%, 05/15/2013..........     3,000,000      3,314,310
  5.25%, 02/01/2010 (a)......     1,000,000      1,043,450
                                              ------------
                                                11,215,682
                                              ------------
RHODE ISLAND -- 0.4%
Rhode Island, State Economic
  Development Corp. Revenue
  Series A 5.00%, 06/15/2013
  (a)........................       915,000        989,371
                                              ------------
SOUTH CAROLINA -- 1.5%
South Carolina State Public
  Service Authority Revenue:
  Series D 5.00%, 01/01/2010
  (a)........................     1,050,000      1,089,417
  Series B 5.00%, 01/01/2011
  (a)........................     2,515,000      2,642,083
                                              ------------
                                                 3,731,500
                                              ------------
TENNESSEE -- 0.8%
Tennessee State School Bond
  Authority
  5.00%, 05/01/2013 (a)......     1,900,000      2,091,634
                                              ------------
TEXAS -- 7.8%
Arlington, TX, Independent
  School District, General
  Obligation
  5.00%, 02/15/2012 (a)......       880,000        952,512
Austin, TX, General
  Obligation
  5.00%, 09/01/2009..........     1,000,000      1,025,620
Austin, TX, Electric Utility
  System Revenue
  Series A 5.00%, 11/15/2010
  (a)........................     1,000,000      1,047,880
Dallas, TX, General
  Obligation:
  5.00%, 02/15/2010..........     1,500,000      1,565,100
  5.00%, 02/15/2011..........       710,000        751,478
El Paso, TX, Independent
  School District, General
  Obligation
  Zero Coupon, 08/15/2013
  (a)........................     1,980,000      1,731,609
San Antonio, TX, Independent
  School District
  5.25%, 08/15/2012 (a)......     1,890,000      2,073,708
Texas A&M University Revenue
  5.00%, 05/15/2012..........     3,000,000      3,261,270
Texas, North East Independent
  School District
  Series A Zero Coupon,
  08/01/2009 (a).............     1,300,000      1,289,938
Texas, State Public Finance
  Authority, General
  Obligation
  Series A 5.00%,
  10/01/2011.................     1,000,000      1,073,920
Texas, State University
  System Financing Revenue:
  5.00%, 03/15/2012..........     1,000,000      1,079,390
  5.00%, 03/15/2013 (a)......       500,000        549,435
University of Texas,
  Permanent University Fund
  Series A 5.00%,
  07/01/2012.................     1,265,000      1,377,459
University of Texas, Revenue
  Series D 5.00%,
  08/15/2010.................     2,000,000      2,100,320
                                              ------------
                                                19,879,639
                                              ------------
UTAH -- 0.6%
Salt Lake City, UT, General
  Obligation
  5.00%, 06/15/2013..........     1,500,000      1,668,045
                                              ------------
VIRGINIA -- 4.4%
Fairfax County, VA, General
  Obligation
  Series A 4.00%, 04/01/2011
  (b)........................       750,000        784,642
Loudoun County, VA, General
  Obligation
  5.00%, 06/01/2012..........     1,000,000      1,095,080
Virginia, State General
  Obligation
  Series A 5.00%,
  06/01/2012.................     1,000,000      1,093,360
Virginia, State Public
  Building Authority,
  Building Revenue Bonds
  Series A 5.00%,
  08/01/2010.................     1,000,000      1,050,560
  Series A 5.00%,
  08/01/2012.................     3,365,000      3,677,003
Virginia, State Public School
  Authority:
  Series B 5.00%,
  08/01/2012.................     1,000,000      1,092,720
  Series B 5.25%,
  08/01/2011.................     1,000,000      1,078,380
Virginia, State Resources
  Authority Clean Water
  Revenue
  4.50%, 10/01/2011..........     1,200,000      1,277,148
                                              ------------
                                                11,148,893
                                              ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ---------        -----
WASHINGTON -- 4.4%
Energy Northwest Washington,
  Electricity Revenue
  Series D 5.00%,
  07/01/2012.................   $ 4,000,000   $  4,313,800
Port of Seattle, WA, Revenue
  Series A 5.00%, 03/01/2010
  (a)........................     1,000,000      1,036,670
Seattle, WA, Municipal Light
  & Power Revenue
  5.00%, 04/01/2013..........     3,000,000      3,256,800
Washington, State General
  Obligation
  Series D 4.50%, 01/01/2012
  (a)........................     2,450,000      2,605,403
                                              ------------
                                                11,212,673
                                              ------------
WISCONSIN -- 2.7%
Wisconsin, State General
  Obligation:
  Series C 4.00%,
  05/01/2013.................     5,000,000      5,267,350
  Series 1 5.00%, 05/01/2013
  (a)........................     1,500,000      1,641,000
                                              ------------
                                                 6,908,350
                                              ------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $236,771,578)......................    239,751,392
                                              ------------


SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
SHORT TERM INVESTMENTS -- 7.1%
MONEY MARKET FUND -- 7.1%
State Street Institutional
  Tax Free Money Market Fund
  1.51%, (c)(d)
  (Cost $18,125,746).........    18,125,746     18,125,746
                                              ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $254,897,324)........                  257,877,138
OTHER ASSETS AND
  LIABILITIES -- (0.7)%......                   (1,871,783)
                                              ------------
NET ASSETS -- 100.0%.........                 $256,005,355
                                              ============




(a) Bond is insured by one of these companies:

                                      AS A % OF
                                        TOTAL
INSURANCE COVERAGE                   NET ASSETS
------------------                   ----------
Financial Security Assurance,
  Inc..............................     14.91%
Municipal Bond Investors Assurance
  Corp.............................      6.47%
Ambac Financial Group..............      6.10%
Permanent School Fund Guaranteed...      2.36%
Financial Guaranty Insurance Co. ..      0.71%


(b) Variable-rate security. Rate shown is as of December 31, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) The rate shown is the annualized seven-day yield at period end.
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
     Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.




See accompanying notes to financial statements.

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT          VALUE
--------------------             ---------         -----
FOREIGN GOVERNMENT OBLIGATIONS -- 94.2%
AUSTRALIA -- 3.1%
Commonwealth of Australia
  4.00%, 08/20/2015.........       6,385,185   $  4,806,352
  4.00%, 08/20/2020.........       1,255,813      1,002,848
                                               ------------
                                                  5,809,200
                                               ------------
BRAZIL -- 4.5%
Federal Republic of Brazil
  6.00%, 08/15/2012.........       6,254,052      2,521,817
  6.00%, 05/15/2015.........       2,863,746      1,099,001
  6.00%, 05/15/2017.........       8,199,262      3,064,776
  6.00%, 08/15/2024.........       1,503,466        562,138
  6.00%, 05/15/2035.........       3,567,153      1,289,082
                                               ------------
                                                  8,536,814
                                               ------------
CANADA -- 4.6%
Government of Canada
  2.00%, 12/01/2041.........         514,925        414,906
  3.00%, 12/01/2036.........       2,208,670      2,153,565
  4.00%, 12/01/2031.........       1,817,430      1,972,909
  4.25%, 12/01/2021.........       1,158,108      1,151,947
  4.25%, 12/01/2026.........       2,839,156      2,979,263
                                               ------------
                                                  8,672,590
                                               ------------
CHILE -- 3.4%
Republic of Chile
  3.00%, 05/01/2017.........   1,844,921,020      2,848,316
  3.00%, 01/01/2018.........   1,222,796,490      1,889,626
  5.00%, 01/01/2016.........     986,818,220      1,713,573
                                               ------------
                                                  6,451,515
                                               ------------
FRANCE -- 18.6%
Republic of France
  1.00%, 07/25/2017.........         362,369        473,342
  1.25%, 07/25/2010.........       2,496,006      3,443,896
  1.60%, 07/25/2011.........       4,209,555      5,793,558
  1.60%, 07/25/2015.........       4,092,163      5,686,545
  1.80%, 07/25/2040.........       1,377,103      1,825,037
  2.25%, 07/25/2020.........       2,347,634      3,327,614
  2.50%, 07/25/2013.........       1,347,084      1,922,846
  3.00%, 07/25/2012.........       4,093,783      5,907,370
  3.15%, 07/25/2032.........       3,646,845      5,863,094
  3.40%, 07/25/2029.........         594,819        998,147
                                               ------------
                                                 35,241,449
                                               ------------
GERMANY -- 4.6%
Federal Republic of Germany
  1.50%, 04/15/2016.........       4,074,250      5,659,727
  2.25%, 04/15/2013.........       2,168,367      3,060,072
                                               ------------
                                                  8,719,799
                                               ------------
GREECE -- 4.1%
Republic of Greece
  2.30%, 07/25/2030.........       3,813,516      3,857,954
  2.90%, 07/25/2025.........       3,201,996      3,897,681
                                               ------------
                                                  7,755,635
                                               ------------
ISRAEL -- 4.6%
State of Israel
  4.00%, 07/30/2021.........      12,346,246      3,529,895
  5.00%, 04/30/2015.........      17,097,653      5,137,984
                                               ------------
                                                  8,667,879
                                               ------------
ITALY -- 4.6%
Republic of Italy
  0.95%, 09/15/2010.........       1,608,823      2,164,780
  2.15%, 09/15/2014.........       2,489,070      3,366,965
  2.35%, 09/15/2035.........       1,238,406      1,492,941
  2.60%, 09/15/2023.........       1,267,200      1,659,041
                                               ------------
                                                  8,683,727
                                               ------------
JAPAN -- 4.5%
Government of Japan 10 Year
  Bond
  1.00%, 06/10/2016.........     254,944,000      2,434,132
  1.10%, 12/10/2016.........     642,311,100      6,146,772
                                               ------------
                                                  8,580,904
                                               ------------
MEXICO -- 4.1%
United Mexican States
  3.50%, 12/19/2013.........      38,466,417      2,753,651
  4.50%, 11/22/2035.........      16,712,158      1,274,366
  5.00%, 06/16/2016.........      47,282,771      3,667,165
                                               ------------
                                                  7,695,182
                                               ------------
POLAND -- 2.7%
Republic of Poland
  3.00%, 08/24/2016.........      14,832,277      5,125,971
                                               ------------

SOUTH AFRICA -- 3.3%
Republic of South Africa
  3.45%, 12/07/2033.........      19,498,745      2,479,051
  6.25%, 03/31/2013.........      31,111,609      3,783,451
                                               ------------
                                                  6,262,502
                                               ------------
SOUTH KOREA -- 2.6%
Republic of South Korea
  2.75%, 03/10/2017.........   6,177,409,771      4,827,135
                                               ------------

SWEDEN -- 5.4%
Kingdom of Sweden
  3.50%, 12/01/2015.........      10,828,808      1,511,093
  4.00%, 12/01/2020.........      55,723,467      8,726,676
                                               ------------
                                                 10,237,769
                                               ------------
TURKEY -- 3.0%
Republic of Turkey
  10.00%, 02/15/2012........       9,621,018      5,734,588
                                               ------------


See accompanying notes to financial statements.

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT          VALUE
--------------------             ---------         -----
UNITED KINGDOM -- 16.5%
United Kingdom Treasury Bond
  0.75%, 11/22/2047.........         922,170   $  1,382,841
  1.13%, 11/22/2037.........       1,883,945      2,982,844
  1.25%, 11/22/2017.........       2,110,853      2,893,758
  1.25%, 11/22/2027.........         673,140        972,339
  1.25%, 11/22/2055.........       1,517,939      2,790,438
  1.88%, 11/22/2022.........         846,928      1,243,913
  2.00%, 01/26/2035.........         247,811        452,978
  2.50%, 08/23/2011.........         407,136        569,617
  2.50%, 08/16/2013.........       6,146,613      8,676,391
  2.50%, 07/26/2016.........       3,610,373      5,329,466
  2.50%, 04/16/2020.........         523,589        792,431
  4.13%, 07/22/2030.........       1,423,386      3,163,372
                                               ------------
                                                 31,250,388
                                               ------------
TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS --
  (Cost $216,498,996).......                    178,253,047
                                               ------------


SECURITY DESCRIPTION               SHARES          VALUE
--------------------               ------          -----
SHORT TERM INVESTMENTS-- 5.1%
MONEY MARKET FUND -- 5.1%
State Street Institutional
  Liquid Reserves Fund 1.34%
  (a) (b)
  (Cost $9,682,063).........       9,682,063   $  9,682,063
                                               ------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $226,181,059).......                    187,935,110
OTHER ASSETS AND
  LIABILITIES -- 0.7%.......                      1,314,993
                                               ------------
NET ASSETS -- 100.0%........                   $189,250,103
                                               ============




(a) The rate shown is the annualized seven-day yield at period end.
(b) Affiliated Fund managed by SSgA Funds Management, Inc.

At December 31, 2008, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

 SETTLE-                                                           NET UNREALIZED
  MENT        CONTRACTS TO          VALUE AT        IN EXCHANGE     APPRECIATION/
  DATE          DELIVER        DECEMBER 31, 2008     FOR U.S.$     (DEPRECIATION)
 -------      ------------     -----------------    -----------    --------------
3/6/2009    3,372,900   EUR        $4,677,559        $4,718,643       $(41,084)
3/6/2009    1,450,000   GBP         2,081,386         2,088,145         (6,759)
3/6/2009    7,900,000   MXN           560,670           562,412         (1,742)
                                                                      --------
                                                                      $(49,585)
                                                                      ========



EUR-Euro
GBP-Great British Pound
MXN-Mexican Peso
U.S.$-United States Dollar


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                    PRINCIPAL
SECURITY DESCRIPTION                 AMOUNT              VALUE
--------------------                ---------            -----
FOREIGN GOVERNMENT OBLIGATIONS -- 93.5%
AUSTRALIA -- 2.3%
Commonwealth of Australia
  5.25%, 08/15/2010.........          6,530,000      $  4,732,957
  6.00%, 02/15/2017.........         12,160,000         9,723,022
  6.50%, 05/15/2013.........          8,400,000         6,580,515
                                                     ------------
                                                       21,036,494
                                                     ------------
AUSTRIA -- 3.7%
Republic of Austria
  3.80%, 10/20/2013 (a).....          9,000,000        12,848,850
  4.65%, 01/15/2018.........          7,840,000        11,618,888
  6.25%, 07/15/2027.........          5,100,000         9,018,236
                                                     ------------
                                                       33,485,974
                                                     ------------
BELGIUM -- 4.6%
Kingdom of Belgium
  5.00%, 09/28/2012.........         12,715,000        18,786,217
  5.00%, 03/28/2035.........          4,200,000         6,631,374
  5.50%, 09/28/2017.........         10,100,000        15,859,493
                                                     ------------
                                                       41,277,084
                                                     ------------
CANADA -- 3.8%
Government of Canada
  2.75%, 12/01/2010.........          4,300,000         3,591,170
  4.00%, 06/01/2016.........         14,020,000        12,624,133
  5.25%, 06/01/2012.........          9,500,000         8,645,962
  5.75%, 06/01/2029.........          9,350,000         9,969,774
                                                     ------------
                                                       34,831,039
                                                     ------------
DENMARK -- 3.0%
Kingdom of Denmark
  4.00%, 11/15/2010.........         10,700,000         2,047,832
  4.00%, 11/15/2017.........         12,880,000         2,526,202
  4.50%, 11/15/2039.........         17,180,000         3,631,069
  5.00%, 11/15/2013.........         95,300,000        19,317,211
                                                     ------------
                                                       27,522,314
                                                     ------------
FRANCE -- 4.6%
Republic of France
  4.00%, 04/25/2013.........          4,050,000         5,922,556
  5.50%, 10/25/2010.........         17,490,000        25,717,070
  5.75%, 10/25/2032.........          5,880,000        10,415,478
                                                     ------------
                                                       42,055,104
                                                     ------------
GERMANY -- 11.7%
Federal Republic of Germany
  4.00%, 01/04/2037.........          5,640,000         8,399,958
  4.25%, 07/04/2017.........         24,955,000        38,101,003
  4.50%, 01/04/2013.........          6,550,000         9,839,399
  5.25%, 01/04/2011.........         24,365,000        36,124,872
  5.63%, 01/04/2028.........          7,560,000        13,083,736
                                                     ------------
                                                      105,548,968
                                                     ------------
GREECE -- 4.0%
Republic of Greece
  3.10%, 04/20/2010.........          2,000,000         2,764,652
  3.70%, 07/20/2015.........         25,740,000        33,437,752
  4.50%, 09/20/2037.........            300,000           336,066
                                                     ------------
                                                       36,538,470
                                                     ------------
ITALY -- 11.5%
Republic of Italy
  3.00%, 01/15/2010.........         20,355,000        28,515,997
  4.00%, 02/01/2037.........         12,550,000        14,813,696
  4.75%, 02/01/2013.........          7,910,000        11,440,598
  5.25%, 08/01/2017.........         21,670,000        32,203,520
  6.50%, 11/01/2027.........         10,500,000        16,965,829
                                                     ------------
                                                      103,939,640
                                                     ------------
JAPAN -- 22.2%
Government of Japan 5 Year
  Bond
  0.60%, 09/20/2010.........      1,402,000,000        15,522,065
  1.00%, 09/20/2010.........        800,000,000         8,917,092
  1.50%, 03/20/2011.........      1,925,000,000        21,756,471
Government of Japan 10 Year
  Bond
  1.30%, 06/20/2012.........      2,900,000,000        32,800,040
  1.50%, 09/20/2014.........      4,550,000,000        52,324,900
Government of Japan 20 Year
  Bond
  2.30%, 06/20/2027.........      1,720,000,000        20,740,676
  2.60%, 03/20/2019.........      1,400,000,000        17,554,502
  2.90%, 09/20/2019.........      1,685,000,000        21,472,309
Government of Japan 30 Year
  Bond
  2.4%, 03/20/2037..........        754,000,000         9,398,450
                                                     ------------
                                                      200,486,505
                                                     ------------
MEXICO -- 2.5%
United Mexican States
  9.00%, 12/24/2009.........         80,800,000         5,901,664
  9.00%, 12/20/2012.........        135,800,000        10,259,159
  10.00%, 12/05/2024........         72,900,000         6,046,881
                                                     ------------
                                                       22,207,704
                                                     ------------
NETHERLANDS -- 3.8%
Kingdom of the Netherlands
  3.75%, 07/15/2014.........         13,700,000        19,699,538
  4.50%, 07/15/2017.........          7,000,000        10,434,996
  5.50%, 01/15/2028.........          2,520,000         4,235,417
                                                     ------------
                                                       34,369,951
                                                     ------------
POLAND -- 2.5%
Republic of Poland
  4.25%, 05/24/2011.........         32,090,000        10,572,025
  5.25%, 10/25/2017.........          5,675,000         1,891,581
  6.25%, 10/24/2015.........         28,740,000        10,111,912
                                                     ------------
                                                       22,575,518
                                                     ------------
SOUTH AFRICA -- 2.4%
Republic of South Africa
  10.50%, 12/21/2026........         44,000,000         6,357,512
  13.50%, 09/15/2015........        109,000,000        15,636,106
                                                     ------------
                                                       21,993,618
                                                     ------------
SPAIN -- 4.6%
Kingdom of Spain
  3.15%, 01/31/2016.........         11,500,000        15,507,917
  3.25%, 07/30/2010.........          9,795,000        13,792,534
  4.20%, 01/31/2037.........          3,930,000         5,480,484
  6.15%, 01/31/2013.........          4,200,000         6,479,825
                                                     ------------
                                                       41,260,760
                                                     ------------
SWEDEN -- 2.4%
Kingdom of Sweden
  3.75%, 08/12/2017.........        106,150,000        14,837,254
  5.50%, 10/08/2012.........         50,610,000         7,252,437
                                                     ------------
                                                       22,089,691
                                                     ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                    PRINCIPAL
SECURITY DESCRIPTION                 AMOUNT              VALUE
--------------------                ---------            -----
TAIWAN -- 0.2%
Government of Taiwan
  2.38%, 09/21/2017.........         50,000,000      $  1,654,263
                                                     ------------
UNITED KINGDOM -- 3.7%
United Kingdom Treasury Bond
  4.25%, 03/07/2011.........            885,000         1,338,842
  4.75%, 09/07/2015.........          3,960,000         6,308,047
  4.75%, 12/07/2038.........          5,145,000         8,782,726
  5.00%, 03/07/2012.........          1,620,000         2,523,035
  5.00%, 03/07/2025.........          6,950,000        11,308,160
  5.75%, 12/07/2009.........          1,875,000         2,825,180
                                                     ------------
                                                       33,085,990
                                                     ------------
TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS --
  (Cost $843,741,341).......                          845,959,087
                                                     ------------


SECURITY DESCRIPTION                 SHARES              VALUE
--------------------                 ------              -----
SHORT TERM INVESTMENTS -- 4.0%
MONEY MARKET FUND -- 4.0%
State Street Institutional
  Liquid Reserves Fund
  1.34%, (b) (c)
  (Cost $36,000,554)........         36,000,554      $ 36,000,554
                                                     ------------
TOTAL INVESTMENTS -- 97.5%
  (Cost $879,741,895).......                          881,959,641
OTHER ASSETS AND
  LIABILITIES -- 2.5%.......                           22,473,426
                                                     ------------
NET ASSETS -- 100.0%........                         $904,433,067
                                                     ============




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.42% of net assets as of December 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.

At December 31, 2008, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

 SETTLE-                                                             NET UNREALIZED
  MENT         CONTRACTS TO           VALUE AT        IN EXCHANGE     APPRECIATION/
  DATE           DELIVER         DECEMBER 31, 2008     FOR U.S.$     (DEPRECIATION)
 -------       ------------      -----------------    -----------    --------------
3/6/2009        775,000   AUD       $   536,899       $   528,389       $   8,509
3/6/2009        500,000   CAD           405,116           411,503          (6,386)
3/6/2009     11,600,000   DKK         2,158,284         2,025,218         133,066
3/6/2009     11,500,000   EUR        15,948,273        15,541,725         406,548
3/6/2009      3,320,000   GBP         4,765,657         4,998,475        (232,818)
3/6/2009    660,000,000   JPY         7,290,732         7,308,112         (17,380)
3/6/2009     11,500,000   MXN           816,165           835,342         (19,177)
3/6/2009      1,800,000   PLN           603,568           607,231          (3,663)
3/6/2009      9,400,000   SEK         1,187,649         1,188,975          (1,326)
3/6/2009    800,000,000   TWD        24,459,082        24,031,187         427,895
3/6/2009      9,000,000   ZAR           957,737           912,720          45,017
                                                                        ---------
                                                                        $ 740,285
                                                                        =========





See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

Forward Foreign Currency Contracts to Sell:

 SETTLE-                                                             NET UNREALIZED
  MENT         CONTACTS TO            VALUE AT        IN EXCHANGE     APPRECIATION/
  DATE           DELIVER         DECEMBER 31, 2008     FOR U.S.$     (DEPRECIATION)
 -------       -----------       -----------------    -----------    --------------
3/6/2009        400,000   AUD       $   277,109           274,932       $  (2,177)
3/6/2009        500,000   CAD           405,116           410,587           5,471
3/6/2009      9,800,000   DKK         1,823,378         1,700,104        (123,274)
3/6/2009      7,600,000   EUR        10,539,728        10,168,256        (371,473)
3/6/2009        300,000   GBP           430,632           437,094           6,462
3/6/2009    220,000,000   JPY         2,430,244         2,446,674          16,430
3/6/2009      3,500,000   MXN           248,398           258,131           9,733
3/6/2009        900,000   PLN           301,784           307,167           5,383
3/6/2009      2,200,000   SEK           277,960           283,871           5,911
                                                                        ---------
                                                                        $(447,534)
                                                                        =========
                                                                        $ 292,751
                                                                        =========



AUD-Australian Dollar
CAD-Canadian Dollar
DKK-Danish Krone
EUR-Euro
GBP-Great British Pound
JPY-Japanese Yen
MXN-Mexican Peso
PLN-Polish Zloty
SEK-Swedish Krona
TWD-Taiwan Dollar
U.S.$-United States Dollar
ZAR-South African Rand


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                     PRINCIPAL
SECURITY DESCRIPTION                  AMOUNT              VALUE
--------------------                 ---------            -----
CORPORATE BONDS & NOTES -- 82.1%
AEROSPACE & DEFENSE -- 0.5%
BE Aerospace, Inc.
  8.50%, 07/01/2018..........       $ 4,000,000       $  3,600,000
                                                      ------------
AUTO COMPONENTS -- 0.6%
TRW Automotive, Inc.:
  7.00%, 03/15/2014 (a)......         3,000,000          1,590,000
  7.25%, 03/15/2017 (a)......         5,250,000          2,677,500
                                                      ------------
                                                         4,267,500
                                                      ------------
BEVERAGES -- 0.8%
Constellation Brands, Inc.:
  7.25%, 09/01/2016..........         4,000,000          3,780,000
  7.25%, 05/15/2017..........         1,500,000          1,417,500
                                                      ------------
                                                         5,197,500
                                                      ------------
BUILDING PRODUCTS -- 1.5%
Hanson, PLC
  6.13%, 08/15/2016..........         5,000,000          1,741,230
Nortek, Inc.
  10.00%, 12/01/2013.........         5,500,000          3,740,000
Owens Corning, Inc.
  6.50%, 12/01/2016..........         3,050,000          2,208,832
Ply Gem Industries, Inc.
  11.75%, 06/15/2013.........         5,500,000          2,970,000
                                                      ------------
                                                        10,660,062
                                                      ------------
CHEMICALS -- 0.6%
Hexion U.S. Finance Corp.
  9.75%, 11/15/2014..........         3,000,000            855,000
Ineos Group Holdings PLC
  8.50%, 02/15/2016 (a)......         4,300,000            387,000
LyondellBasell Industries AF
  S.C.A.
  8.38%, 08/15/2015 (a)......         2,750,000             68,750
Momentive Performance
  Materials, Inc.
  9.75%, 12/01/2014 (b)......         4,450,000          1,891,250
Sabic Innovative Plastics
  9.50%, 08/15/2015 (a) (c)..         1,250,000          1,200,000
                                                      ------------
                                                         4,402,000
                                                      ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.4%
Allied Waste North America,
  Inc.
  6.88%, 06/01/2017..........         5,200,000          4,836,000
ARAMARK Corp.
  8.50%, 02/01/2015..........        11,300,000         10,226,500
Hertz Corp.
  8.88%, 01/01/2014..........        18,650,000         11,469,750
Servicemaster Co. PIK
  10.75%, 07/15/2015 (a).....        12,500,000          3,875,000
                                                      ------------
                                                        30,407,250
                                                      ------------
COMPUTERS & PERIPHERALS -- 0.6%
Ceridian Corp.
  11.25%, 11/15/2015 (a).....         4,600,000          2,443,750
Seagate Technology HDD
  Holdings
  6.80%, 10/01/2016..........         3,750,000          1,950,000
                                                      ------------
                                                         4,393,750
                                                      ------------
CONTAINERS & PACKAGING -- 0.7%
Crown Americas, LLC
  7.75%, 11/15/2015..........         4,000,000          3,980,000
Smurfit-Stone Container
  Enterprises, Inc.
  8.00%, 03/15/2017 (d)......         4,000,000            760,000
                                                      ------------
                                                         4,740,000
                                                      ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
RSC Equipment Rental, Inc.
  9.50%, 12/01/2014..........         3,500,000          1,925,000
                                                      ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.1%
Ford Motor Credit Co. LLC
  9.75%, 09/15/2010..........        14,175,000         11,339,915
GMAC LLC
  6.63%, 05/15/2012..........         5,050,000          3,892,075
Nuveen Investments, Inc.
  10.50%, 11/15/2015 (a).....         4,750,000          1,050,938
Petroplus Finance, Ltd.
  7.00%, 05/01/2017 (a)......         8,000,000          4,880,000
                                                      ------------
                                                        21,162,928
                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 8.8%
Cricket Communications, Inc.
  9.38%, 11/01/2014..........        11,450,000         10,305,000
Intelsat Bermuda, Ltd.
  11.25%, 06/15/2016.........        16,000,000         14,560,000
Level 3 Financing, Inc.
  9.25%, 11/01/2014..........         9,550,000          5,539,000
MetroPCS Wireless, Inc.
  9.25%, 11/01/2014..........        14,950,000         13,380,250
West Corp.
  9.50%, 10/15/2014..........         5,500,000          3,025,000
Windstream Corp.
  8.63%, 08/01/2016..........        15,650,000         13,850,250
                                                      ------------
                                                        60,659,500
                                                      ------------
ELECTRIC UTILITIES -- 9.6%
AES Corp.
  8.00%, 10/15/2017..........        10,800,000          8,856,000
Edison Mission Energy
  7.00%, 05/15/2017..........        10,300,000          8,961,000
Mirant North America LLC
  7.38%, 12/31/2013..........         6,000,000          5,760,000
NRG Energy, Inc.:
  7.38%, 02/01/2016..........        17,500,000         16,275,000
  7.38%, 01/15/2017..........         1,000,000            920,000
Reliant Energy, Inc.
  7.88%, 06/15/2017..........         5,450,000          4,414,500
Texas Competitive Electric
  Holdings Co. LLC
  10.50%, 11/01/2015 (a)
  (b)........................        29,500,000         20,945,000
                                                      ------------
                                                        66,131,500
                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
NXP BV/NXP Funding LLC
  9.50%, 10/15/2015..........         6,050,000          1,149,500
RBS Global, Inc. and Rexnord
  Corp.
  9.50%, 08/01/2014..........         6,950,000          5,177,750


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                     PRINCIPAL
SECURITY DESCRIPTION                  AMOUNT              VALUE
--------------------                 ---------            -----
Sanmina-SCI Corp.
  8.13%, 03/01/2016..........       $ 4,000,000       $  1,560,000
                                                      ------------
                                                         7,887,250
                                                      ------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Complete Production Services,
  Inc.
  8.00%, 12/15/2016..........         5,000,000          3,150,000
                                                      ------------
FOOD PRODUCTS -- 0.8%
Tyson Foods, Inc.
  7.85%, 04/01/2016 (b)......         7,000,000          5,180,000
                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
Bausch & Lomb, Inc.:
  9.88%, 11/01/2015..........         1,500,000          1,125,000
  9.88%, 11/01/2015 (a)......         6,500,000          4,875,000
Biomet, Inc.
  11.63%, 10/15/2017.........        11,200,000          9,576,000
Boston Scientific Corp.
  6.40%, 06/15/2016..........         7,000,000          5,985,000
VWR Funding, Inc. (c)
  Series B PIK
  10.25%, 07/15/2015.........         3,500,000          2,205,000
                                                      ------------
                                                        23,766,000
                                                      ------------
HEALTH CARE PROVIDERS & SERVICES -- 7.2%
Community Health Systems,
  Inc.
  8.88%, 07/15/2015..........        24,850,000         22,862,000
HCA, Inc.
  9.25%, 11/15/2016..........        29,350,000         26,928,625
                                                      ------------
                                                        49,790,625
                                                      ------------
HOME BUILDERS -- 0.7%
K Hovnanian Enterprises, Inc.
  11.50%, 05/01/2013.........         6,500,000          4,940,000
                                                      ------------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
Fontainebleau Las Vegas
  Holdings LLC
  10.25%, 06/15/2015 (a).....         2,500,000            243,750
Harrah's Operating Co., Inc.:
  10.00%, 12/15/2018 (a).....         5,012,000          1,829,380
  10.75%, 02/01/2016 (a).....        21,840,000          6,224,400
MGM Mirage, Inc.
  13.00%, 11/15/2013.........         7,500,000          7,143,750
                                                      ------------
                                                        15,441,280
                                                      ------------
HOUSEHOLD DURABLES -- 0.3%
Jarden Corp.
  7.50%, 05/01/2017..........         3,000,000          2,047,500
                                                      ------------
INSURANCE -- 1.0%
Liberty Mutual Group, Inc.
  10.75%, 06/15/2058 (a).....        12,000,000          6,600,000
                                                      ------------
MACHINERY -- 0.6%
Terex Corp.
  8.00%, 11/15/2017..........         5,050,000          4,292,500
                                                      ------------
MEDIA -- 7.3%
CCH I LLC
  11.00%, 10/01/2015.........         4,350,000            761,250
Clear Channel Communications,
  Inc.:
  5.75%, 01/15/2013..........         2,000,000            290,000
  6.25%, 03/15/2011..........         3,000,000            900,000
DIRECTV Holdings LLC:
  6.38%, 06/15/2015..........         3,750,000          3,459,375
  7.63%, 05/15/2016..........        13,500,000         13,095,000
Echostar DBS Corp.:
  6.38%, 10/01/2011..........         2,000,000          1,860,000
  7.13%, 02/01/2016..........        12,100,000         10,103,500
Idearc, Inc.
  8.00%, 11/15/2016..........        11,550,000            866,250
Nielsen Finance LLC/Nielsen
  Finance Co.
  10.00%, 08/01/2014.........         8,750,000          7,000,000
Quebecor Media, Inc.
  7.75%, 03/15/2016..........         8,500,000          5,737,500
RH Donnelley Corp.
  8.88%, 10/15/2017..........         6,050,000            907,500
The Reader's Digest
  Association, Inc.
  9.00%, 02/15/2017..........         2,000,000            172,500
TL Acquisitions, Inc.
  10.50%, 01/15/2015 (a).....         7,400,000          3,034,000
Univision Communications,
  Inc.
  9.75%, 03/15/2015 (a)......         7,850,000            981,250
XM Satellite Radio, Inc.
  13.00%, 08/01/2013 (a).....         4,000,000            920,000
                                                      ------------
                                                        50,088,125
                                                      ------------
METALS & MINING -- 3.1%
FMG Finance Property, Ltd.
  10.63%, 09/01/2016 (a).....        13,900,000          8,062,000
Novelis, Inc.
  7.25%, 02/15/2015 (b)......        11,985,000          6,951,300
Steel Dynamics, Inc.
  7.38%, 11/01/2012..........         6,000,000          4,380,000
Vedanta Resources PLC
  9.50%, 07/18/2018 (a)......         3,500,000          1,820,000
                                                      ------------
                                                        21,213,300
                                                      ------------
MULTILINE RETAIL -- 1.9%
Dollar General Corp.
  10.63%, 07/15/2015.........        10,550,000         10,075,250
Neiman-Marcus Group, Inc.
  9.00%, 10/15/2015..........         3,000,000          1,320,000
Rite Aid Corp.
  9.50%, 06/15/2017..........         4,200,000          1,459,500
                                                      ------------
                                                        12,854,750
                                                      ------------
OIL, GAS & CONSUMABLE FUELS -- 12.6%
Chesapeake Energy Corp.:
  6.50%, 08/15/2017..........         4,300,000          3,289,500
  7.25%, 12/15/2018..........         2,750,000          2,145,000
Citic Resources Finance, Ltd.
  6.75%, 05/15/2014 (a)......         4,500,000          2,925,000
Connacher Oil and Gas, Ltd.
  10.25%, 12/15/2015 (a).....         7,500,000          3,000,000
Dynegy Holdings, Inc.:
  7.75%, 06/01/2019..........        10,500,000          7,245,000
  8.38%, 05/01/2016..........         2,000,000          1,420,000
El Paso Corp.
  7.00%, 06/15/2017..........         7,250,000          5,673,886
Energy XXI Gulf Coast, Inc.
  10.00%, 06/15/2013.........         3,000,000          1,320,000


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                     PRINCIPAL
SECURITY DESCRIPTION                  AMOUNT              VALUE
--------------------                 ---------            -----
Enterprise Products Operating
  LP
  7.03%, 01/15/2068 (e)......       $ 4,250,000       $  1,997,500
Forest Oil Corp.:
  7.25%, 06/15/2019..........         1,500,000          1,095,000
  7.25%, 06/15/2019..........         3,950,000          2,883,500
Hilcorp Energy I LP / Hilcorp
  Finance Co.
  7.75%, 11/01/2015 (a)......         3,000,000          2,115,000
Kinder Morgan Finance Co. ULC
  5.70%, 01/05/2016..........         5,600,000          4,172,000
Massey Energy Co.
  6.88%, 12/15/2013..........         5,800,000          4,292,000
Newfield Exploration, Co.
  7.13%, 05/15/2018..........         5,500,000          4,345,000
OPTI Canada, Inc.
  8.25%, 12/15/2014..........         9,300,000          5,022,000
Peabody Energy Corp.
  7.38%, 11/01/2016..........         4,000,000          3,760,000
PetroHawk Energy Corp.
  7.88%, 06/01/2015 (a)......         5,750,000          4,255,000
Plains Exploration &
  Production, Co.
  7.75%, 06/15/2015..........         3,750,000          2,831,250
Sabine Pass LNG LP
  7.50%, 11/30/2016..........        13,300,000          9,576,000
SandRidge Energy, Inc.
  8.00%, 06/01/2018 (a)......         6,000,000          3,330,000
Southern Union Co.
  7.20%, 11/01/2066..........         5,000,000          1,725,000
Southwestern Energy, Co.
  7.50%, 02/01/2018 (a)......         4,750,000          4,156,250
Williams Partners LP/Williams
  Partners Finance Corp.
  7.25%, 02/01/2017..........         5,000,000          3,950,000
                                                      ------------
                                                        86,523,886
                                                      ------------
PAPER & FOREST PRODUCTS -- 0.7%
Georgia-Pacific LLC
  7.13%, 01/15/2017 (a)......         5,675,000          4,767,000
                                                      ------------
REAL ESTATE INVESTMENT TRUST -- 1.1%
Host Hotels & Resorts LP
  6.75%, 06/01/2016..........         7,450,000          5,438,500
iStar Financial, Inc. (c)
  5.95%, 10/15/2013..........         5,000,000          1,575,000
Rouse Co. LP/TRC Co.-Issuer,
  Inc.
  6.75%, 05/01/2013 (a)......         2,000,000            720,000
                                                      ------------
                                                         7,733,500
                                                      ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
Realogy Corp.
  10.50%, 04/15/2014.........         6,400,000          1,104,000
                                                      ------------
SEMICONDUCTORS -- 1.3%
Freescale Semiconductor, Inc.
  8.88%, 12/15/2014..........        20,000,000          8,800,000
                                                      ------------
SOFTWARE -- 1.5%
First Data Corp.
  9.88%, 09/24/2015..........        17,150,000         10,375,750
                                                      ------------
SPECIALTY RETAIL -- 0.9%
Limited Brands, Inc.
  6.90%, 07/15/2017..........         5,000,000          3,034,045
Michaels Stores, Inc.
  10.00%, 11/01/2014.........         7,250,000          3,298,750
                                                      ------------
                                                         6,332,795
                                                      ------------
TELECOMMUNICATIONS -- 2.2%
Nextel Communications, Inc.,
Series D
  7.38%, 08/01/2015..........        13,000,000          5,460,000
Nortel Networks, Ltd.:
  10.75%, 07/15/2016 (d).....         1,000,000            265,000
  10.75%, 07/15/2016 (a)
     (d).....................         3,000,000            795,000
Sprint Nextel Corp.
  6.00%, 12/01/2016..........         9,000,000          6,345,000
Telesat Canada
  11.00%, 11/01/2015 (a).....         3,000,000          2,145,000
                                                      ------------
                                                        15,010,000
                                                      ------------
TOTAL CORPORATE BONDS & NOTES
  --
  (Cost $725,563,563)........                          565,445,251
                                                      ------------
CREDIT-LINKED TRUST CERTIFICATE -- 4.3%
CDX North America High Yield
  8.88%, 06/29/2013 (a)
  (Cost $30,067,326).........        33,000,000         29,700,000
                                                      ------------

                                      SHARES
                                      ------

SHORT TERM INVESTMENTS -- 12.5%
MONEY MARKET FUND -- 12.5%
State Street Institutional
  Liquid Reserves Fund (f)
  (g) 1.34%,
  (Cost $86,303,279).........        86,303,279         86,303,279
                                                      ------------
TOTAL INVESTMENTS -- 98.9%
  (Cost $841,934,168)........                          681,448,530
OTHER ASSETS AND
  LIABILITIES -- 1.1%........                            7,812,093
                                                      ------------
NET ASSETS -- 100.0%.........                         $689,260,623
                                                      ============




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 19.10% of net assets as of December 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Step up Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2008. Maturity date indicated represents the instrument's ultimate maturity date.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Security is in default and/or issuer is in bankruptcy.
(e) Variable-rate security. Rate shown is as of December 31, 2008.
(f) Rate shown is the annualized seven-day yield at period end.
(g) Affiliated Fund managed by SSgA Funds Management, Inc.
PIK = Payment in Kind


See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                               SPDR BARCLAYS     SPDR BARCLAYS       SPDR BARCLAYS        SPDR BARCLAYS
                                             CAPITAL 1-3 MONTH      CAPITAL      CAPITAL INTERMEDIATE   CAPITAL LONG TERM
                                                 T-BILL ETF         TIPS ETF       TERM TREASURY ETF       TREASURY ETF
                                             -----------------   -------------   --------------------   -----------------
ASSETS
  Investments in securities of unaffiliated
     issuers, at value* (Note 2)...........     $742,012,902      $139,237,250       $ 94,075,407          $25,145,474
  Investments in securities of affiliated
     issuers, at value (Note 3)............        1,204,875        37,509,200         24,094,074            6,666,537
                                                ------------      ------------       ------------          -----------
     Total Investments.....................      743,217,777       176,746,450        118,169,481           31,812,011
  Foreign currency, at value...............               --                --                 --                   --
  Unrealized appreciation on forward
     foreign currency contracts............               --                --                 --                   --
  Receivable for fund shares sold in-kind..               --                --                 --                   --
  Receivable for investments sold..........               --                --          2,952,874                   --
  Receivable for dollar rolls..............               --                --                 --                   --
  Interest receivable......................          201,900         1,325,439            865,740              336,417
                                                ------------      ------------       ------------          -----------
     TOTAL ASSETS..........................      743,419,677       178,071,889        121,988,095           32,148,428
                                                ------------      ------------       ------------          -----------

LIABILITIES
  Payable upon return of securities
     loaned................................               --        37,408,834         23,817,724            6,653,693
  Payable for investments purchased .......               --                --          3,198,009                   --
  Payable for when issued/delayed delivery
     securities............................               --                --                 --                   --
  Unrealized depreciation on forward
     foreign currency contracts............               --                --                 --                   --
  Distributions payable....................          456,982                --            213,206               82,945
  Accrued advisory fee (Note 3)............           86,054            21,679             10,984                2,858
  Accrued trustees fee (Note 3)............            1,529               502                196                   48
                                                ------------      ------------       ------------          -----------
     TOTAL LIABILITIES.....................          544,565        37,431,015         27,240,119            6,739,544
                                                ------------      ------------       ------------          -----------
     NET ASSETS............................     $742,875,112      $140,640,874       $ 94,747,976          $25,408,884
                                                ============      ============       ============          ===========
NET ASSETS CONSIST OF:
  Paid in capital (Note 4).................     $743,174,134      $152,935,827       $ 90,615,095          $21,787,685
  Undistributed (distribution in excess of)
     net investment income.................         (633,057)       (1,583,761)          (105,604)             (15,677)
  Accumulated net realized gain (loss) on
     investments, foreign currency
     transactions..........................          271,808          (916,000)            99,938               20,262
  Net unrealized appreciation
     (depreciation) on :
     Investments...........................           62,227        (9,795,192)         4,138,547            3,616,614
     Foreign currency transactions.........               --                --                 --                   --
                                                ------------      ------------       ------------          -----------
     NET ASSETS............................     $742,875,112      $140,640,874       $ 94,747,976          $25,408,884
                                                ============      ============       ============          ===========
NET ASSET VALUE PER SHARE
  Net asset value per share................     $      45.86      $      46.88       $      59.21          $     63.52
                                                ============      ============       ============          ===========
  Shares outstanding (unlimited amount
     authorized, $0.01 par value)..........       16,200,437         3,000,048          1,600,166              400,000
                                                ============      ============       ============          ===========
COST OF INVESTMENTS:
  Unaffiliated issuers.....................     $741,950,675      $149,032,442       $ 89,936,860          $21,528,860
  Affiliated issuers.......................        1,204,875        37,509,200         24,094,074            6,666,537
                                                ------------      ------------       ------------          -----------
  Total cost of investments................     $743,155,550      $186,541,642       $114,030,934          $28,195,397
                                                ============      ============       ============          ===========
  Foreign currency, at cost................     $         --      $         --       $         --          $        --
                                                ============      ============       ============          ===========




* Includes $0, $36,219,132, $23,290,135, $6,401,255, $23,108,483, $0, $0, $0,
$0, $0, $0 and $0, respectively, of investments in securities on loan, at value.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------


               SPDR BARCLAYS        SPDR BARCLAYS         SPDR BARCLAYS         SPDR BARCLAYS         SPDR BARCLAYS
             CAPITAL AGGREGATE    CAPITAL MUNICIPAL    CAPITAL CALIFORNIA     CAPITAL NEW YORK     CAPITAL SHORT TERM
                  BOND ETF             BOND ETF        MUNICIPAL BOND ETF    MUNICIPAL BOND ETF    MUNICIPAL BOND ETF
             -----------------    -----------------    ------------------    ------------------    ------------------



                $169,144,676         $340,600,657          $22,929,282           $11,850,063          $239,751,392
                  94,903,291           23,381,683            2,387,870               443,010            18,125,746
                ------------         ------------          -----------           -----------          ------------
                 264,047,967          363,982,340           25,317,152            12,293,073           257,877,138
                          --                   --                   --                    --                    --
                          --                   --                   --                    --                    --
                          --                   --                   --                    --             9,307,241
                   2,969,533                   --                   --                    --                    --
                      25,008                   --                   --                    --                    --
                   1,646,797            4,354,934              368,230               123,257             3,475,006
                ------------         ------------          -----------           -----------          ------------
                 268,689,305          368,337,274           25,685,382            12,416,330           270,659,385
                ------------         ------------          -----------           -----------          ------------

                  23,699,143                   --                   --                    --                    --
                          --           18,506,672              860,147                    --            14,066,722
                  69,409,779                   --                   --                    --                    --
                          --                   --                   --                    --                    --

                     748,917            1,179,761               90,383                45,867               548,990
                      18,401               52,700                4,074                 2,035                37,635
                         567                1,175                   96                    59                   683
                ------------         ------------          -----------           -----------          ------------
                  93,876,807           19,740,308              954,700                47,961            14,654,030
                ------------         ------------          -----------           -----------          ------------
                $174,812,498         $348,596,966          $24,730,682           $12,368,369          $256,005,355
                ============         ============          ===========           ===========          ============

                $171,142,588         $355,745,249          $26,061,865           $13,177,358          $253,334,299
                    (373,508)            (460,383)             (17,222)               (1,012)             (302,850)

                      56,138             (950,825)             (93,525)              (99,863)               (5,908)

                   3,987,280           (5,737,075)          (1,220,436)             (708,114)            2,979,814
                          --                   --                   --                    --                    --
                ------------         ------------          -----------           -----------          ------------
                $174,812,498         $348,596,966          $24,730,682           $12,368,369          $256,005,355
                ============         ============          ===========           ===========          ============

                $      54.63         $      21.26          $     20.61           $     20.61          $      23.27
                ============         ============          ===========           ===========          ============

                   3,200,023           16,400,661            1,200,001               600,010            11,000,106
                ============         ============          ===========           ===========          ============

                $165,157,396         $346,337,732          $24,149,718           $12,558,177          $236,771,578
                  94,903,291           23,381,683            2,387,870               443,010            18,125,746
                ------------         ------------          -----------           -----------          ------------
                $260,060,687         $369,719,415          $26,537,588           $13,001,187          $254,897,324
                ============         ============          ===========           ===========          ============
                $         --         $         --          $        --           $        --          $         --
                ============         ============          ===========           ===========          ============

                   SPDR DB
                INTERNATIONAL
                  GOVERNMENT            SPDR BARCLAYS         SPDR BARCLAYS
             INFLATION-PROTECTED    CAPITAL INTERNATIONAL     CAPITAL HIGH
                   BOND ETF           TREASURY BOND ETF      YIELD BOND ETF
             -------------------    ---------------------    --------------



                 $178,253,047            $845,959,087         $ 595,145,251
                    9,682,063              36,000,554            86,303,279
                 ------------            ------------         -------------
                  187,935,110             881,959,641           681,448,530
                      253,728               8,125,991                    --
                           --                 740,285                    --
                           --              21,653,691                    --
                      765,280                      --                    --
                           --                      --                    --
                    1,683,310              13,094,204            19,446,321
                 ------------            ------------         -------------
                  190,637,428             925,573,812           700,894,851
                 ------------            ------------         -------------

                           --                      --                    --
                      786,729              18,464,131             2,768,516
                           --                      --                    --
                       49,585                 447,534                    --

                      473,634               1,872,636             8,683,506
                       76,176                 352,675               180,189
                        1,201                   3,769                 2,017
                 ------------            ------------         -------------
                    1,387,325              21,140,745            11,634,228
                 ------------            ------------         -------------
                 $189,250,103            $904,433,067         $ 689,260,623
                 ============            ============         =============

                 $256,137,838            $931,722,401         $ 875,543,584
                     (907,838)             (2,437,612)           (4,736,514)

                  (27,564,786)            (27,268,834)          (21,060,809)

                  (38,245,949)              2,217,746          (160,485,638)
                     (169,162)                199,366                    --
                 ------------            ------------         -------------
                 $189,250,103            $904,433,067         $ 689,260,623
                 ============            ============         =============

                 $      47.31            $      53.84         $       29.46
                 ============            ============         =============

                    4,000,416              16,800,014            23,400,000
                 ============            ============         =============

                 $216,498,996            $843,741,341         $ 755,630,889
                    9,682,063              36,000,554            86,303,279
                 ------------            ------------         -------------
                 $226,181,059            $879,741,895         $ 841,934,168
                 ============            ============         =============
                 $    283,779            $  8,282,308         $          --
                 ============            ============         =============


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                           SPDR BARCLAYS     SPDR BARCLAYS       SPDR BARCLAYS        SPDR BARCLAYS
                                         CAPITAL 1-3 MONTH      CAPITAL      CAPITAL INTERMEDIATE   CAPITAL LONG TERM
                                             T-BILL ETF         TIPS ETF       TERM TREASURY ETF       TREASURY ETF
                                         -----------------   -------------   --------------------   -----------------
INVESTMENT INCOME
  Interest income on securities of
     unaffiliated issuers (Note 2).....      $2,585,089       $  1,467,136        $  880,409            $  361,047
  Interest income on securities of
     affiliated issuers (Note 3).......           7,798              2,048             2,103                   594
  Affiliated securities lending -- net
     (Note 3 and Note 8)...............         818,150            191,213           138,602                31,847
  Foreign taxes withheld...............              --                 --                --                    --
                                             ----------       ------------        ----------            ----------
  TOTAL INVESTMENT INCOME..............       3,411,037          1,660,397         1,021,114               393,488
                                             ----------       ------------        ----------            ----------
EXPENSES
  Advisory fee (Note 3)................         373,756            115,394            45,386                11,902
  Trustees fee (Note 3)................           4,382              1,271               509                   137
                                             ----------       ------------        ----------            ----------
  TOTAL EXPENSES BEFORE WAIVERS........         378,138            116,665            45,895                12,039
                                             ----------       ------------        ----------            ----------
  Expenses waived by Adviser (Note 3)..              --                 --                --                    --
                                             ----------       ------------        ----------            ----------
  NET EXPENSES.........................         378,138            116,665            45,895                12,039
                                             ----------       ------------        ----------            ----------
  NET INVESTMENT INCOME (LOSS).........       3,032,899          1,543,732           975,219               381,449
                                             ----------       ------------        ----------            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of
       unaffiliated issuers............         340,424           (713,568)          737,237                20,565
     Foreign currency transactions.....              --                 --                --                    --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments.......................          54,186        (10,895,291)        4,606,337             3,516,389
     Foreign currency transactions.....              --                 --                --                    --
                                             ----------       ------------        ----------            ----------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS.............         394,610        (11,608,859)        5,343,574             3,536,954
                                             ----------       ------------        ----------            ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............      $3,427,509       $(10,065,127)       $6,318,793            $3,918,403
                                             ==========       ============        ==========            ==========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                  SPDR BARCLAYS SPDR BARCLAYS       SPDR DB       SPDR BARCLAYS
   SPDR BARCLAYS SPDR BARCLAYS    SPDR BARCLAYS      CAPITAL       CAPITAL       INTERNATIONAL       CAPITAL    SPDR BARCLAYS
      CAPITAL       CAPITAL    CAPITAL CALIFORNIA    NEW YORK     SHORT TERM       GOVERNMENT     INTERNATIONAL    CAPITAL
     AGGREGATE     MUNICIPAL        MUNICIPAL       MUNICIPAL     MUNICIPAL   INFLATION-PROTECTED    TREASURY     HIGH YIELD
      BOND ETF      BOND ETF        BOND ETF         BOND ETF      BOND ETF         BOND ETF         BOND ETF      BOND ETF
   ------------- ------------- ------------------ ------------- ------------- ------------------- ------------- -------------


     $2,784,206   $ 5,792,228      $   509,510      $ 275,836     $2,459,348      $  7,932,400     $ 14,355,738 $  30,017,767

        165,192        65,017            9,082          3,617         69,584             8,663          306,927       141,684
        150,908            --               --             --             --            12,201           10,299            --
             --            --               --             --             --           (83,294)         (57,384)           --
     ----------   -----------      -----------      ---------     ----------      ------------     ------------ -------------
      3,100,306     5,857,245          518,592        279,453      2,528,932         7,869,970       14,615,580    30,159,451
     ----------   -----------      -----------      ---------     ----------      ------------     ------------ -------------

        127,848       416,395           22,879         12,642        180,939           584,077        2,071,499       943,443
          1,414         2,938              248             84          1,788             2,953            9,430         5,037
     ----------   -----------      -----------      ---------     ----------      ------------     ------------ -------------
        129,262       419,333           23,127         12,726        182,727           587,030        2,080,929       948,480
     ----------   -----------      -----------      ---------     ----------      ------------     ------------ -------------
        (36,058)     (141,726)              --             --             --                --               --            --
     ----------   -----------      -----------      ---------     ----------      ------------     ------------ -------------
         93,204       277,607           23,127         12,726        182,727           587,030        2,080,929       948,480
     ----------   -----------      -----------      ---------     ----------      ------------     ------------ -------------
      3,007,102     5,579,638          495,465        266,727      2,346,205         7,282,940       12,534,651    29,210,971
     ----------   -----------      -----------      ---------     ----------      ------------     ------------ -------------



         71,914      (955,400)         (80,985)       (89,547)       (50,132)      (27,888,421)     (17,624,890)  (20,099,936)
             --            --               --             --             --           329,025       (6,207,413)           --

      5,400,364    (2,456,066)        (997,898)      (482,874)     3,935,158       (39,036,200)         103,585  (147,951,323)
             --            --               --             --             --          (165,755)        (300,821)           --
     ----------   -----------      -----------      ---------     ----------      ------------     ------------ -------------


      5,472,278    (3,411,466)      (1,078,883)      (572,421)     3,885,026       (66,761,351)     (24,029,539) (168,051,259)
     ----------   -----------      -----------      ---------     ----------      ------------     ------------ -------------

     $8,479,380   $ 2,168,172      $  (583,418)     $(305,694)    $6,231,231      $(59,478,411)    $(11,494,888)$(138,840,288)
     ==========   ===========      ===========      =========     ==========      ============     ============ =============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                        SPDR BARCLAYS
                                                     CAPITAL 1-3 MONTHS               SPDR BARCLAYS
                                                         T-BILL ETF                  CAPITAL TIPS ETF
                                                ----------------------------   ---------------------------
                                                 FOR THE SIX                    FOR THE SIX
                                                   MONTHS                         MONTHS
                                                    ENDED         FOR THE          ENDED         FOR THE
                                                  12/31/08       YEAR ENDED      12/31/08      YEAR ENDED
                                                 (UNAUDITED)      6/30/08       (UNAUDITED)      6/30/08
                                                ------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)................  $  3,032,899   $   4,836,986   $  1,543,732   $  3,407,258
  Net realized gain (loss) on investments and
     foreign currency transactions............       340,424         280,409       (713,568)       496,913
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions....................        54,186          (7,514)   (10,895,291)     1,663,628
                                                ------------   -------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS................     3,427,509       5,109,881    (10,065,127)     5,567,799
                                                ------------   -------------   ------------   ------------
  Net equalization credits and charges........       300,182         337,250        200,160       (123,242)
                                                ------------   -------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.......................    (3,678,845)     (4,990,990)    (3,864,782)    (3,165,753)
  Net realized gains..........................      (179,112)             --             --             --
                                                ------------   -------------   ------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........    (3,857,957)     (4,990,990)    (3,864,782)    (3,165,753)
                                                ------------   -------------   ------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from sale of shares............   523,094,509     348,453,490     80,398,963     82,387,859
  Net proceeds from reinvestment of
     distributions............................        10,682           9,343          2,219            155
  Cost of shares redeemed.....................   (64,234,740)   (100,912,911)   (19,434,252)   (48,644,433)
  Net income equalization.....................      (300,182)       (337,250)      (200,160)       123,242
  Other capital (Note 4)......................            --              --          1,500             --
                                                ------------   -------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
     BENEFICIAL INTEREST TRANSACTIONS.........   458,570,269     247,212,672     60,768,270     33,866,823
                                                ------------   -------------   ------------   ------------
  Net increase (decrease) in net assets during
     the period...............................   458,440,003     247,668,813     47,038,521     36,145,627
  Net assets at beginning of period...........   284,435,109      36,766,296     93,602,353     57,456,726
                                                ------------   -------------   ------------   ------------
NET ASSETS END OF PERIOD (1)..................  $742,875,112   $ 284,435,109   $140,640,874   $ 93,602,353
                                                ============   =============   ============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.................................    11,400,000       7,600,000      1,600,000      1,600,000
  Shares issued to shareholders from
     reinvestment of distributions............           233             204             45              3
  Shares redeemed.............................    (1,400,000)     (2,200,000)      (400,000)    (1,000,000)
                                                ------------   -------------   ------------   ------------
  NET INCREASE (DECREASE).....................    10,000,233       5,400,204      1,200,045        600,003
                                                ============   =============   ============   ============
(1) Including undistributed (distribution in
  excess of) net investment income............  $   (633,057)  $      12,889   $ (1,583,761)  $    737,289
                                                ============   =============   ============   ============




* Commencement of operations


See accompanying notes to financial statements.

--------------------------------------------------------------------------------



             SPDR BARCLAYS                  SPDR BARCLAYS
         CAPITAL INTERMEDIATE             CAPITAL LONG TERM             SPDR BARCLAYS CAPITAL            SPDR BARCLAYS CAPITAL
           TERM TREASURY ETF                 TREASURY ETF                AGGREGATE BOND ETF               MUNICIPAL BOND ETF
     ----------------------------    ---------------------------    ----------------------------    ------------------------------
      FOR THE SIX                    FOR THE SIX                     FOR THE SIX                     FOR THE SIX
        MONTHS                          MONTHS                         MONTHS                          MONTHS
         ENDED          FOR THE         ENDED          FOR THE          ENDED          FOR THE          ENDED       FOR THE PERIOD
       12/31/08       YEAR ENDED       12/31/08      YEAR ENDED       12/31/08       YEAR ENDED       12/31/08         9/11/07*-
      (UNAUDITED)       6/30/08      (UNAUDITED)       6/30/08       (UNAUDITED)       6/30/08       (UNAUDITED)        6/30/08
     ------------    ------------    -----------    ------------    ------------    ------------    ------------    --------------


     $    975,219    $    806,692    $   381,449    $    774,639    $  3,007,102    $  2,394,805    $  5,579,638     $  4,055,088

          737,237         721,618         20,565         327,835          71,914         185,128        (955,400)          40,458

        4,606,337        (422,657)     3,516,389         233,683       5,400,364      (1,315,261)     (2,456,066)      (3,281,009)
     ------------    ------------    -----------    ------------    ------------    ------------    ------------     ------------

        6,318,793       1,105,653      3,918,403       1,336,157       8,479,380       1,264,672       2,168,172          814,537
     ------------    ------------    -----------    ------------    ------------    ------------    ------------     ------------
           42,856          69,365         22,392          (3,088)         68,863         302,261         159,068          275,770
     ------------    ------------    -----------    ------------    ------------    ------------    ------------     ------------

       (1,118,610)       (815,670)      (445,421)       (772,861)     (3,509,710)     (2,317,464)     (6,585,543)      (3,509,293)
               --          (8,570)            --          (5,106)       (197,445)             --              --               --
     ------------    ------------    -----------    ------------    ------------    ------------    ------------     ------------
       (1,118,610)       (824,240)      (445,421)       (777,967)     (3,707,155)     (2,317,464)     (6,585,543)      (3,509,293)
     ------------    ------------    -----------    ------------    ------------    ------------    ------------     ------------

       57,034,583      44,715,172     11,257,729      10,548,934      53,157,724     107,513,855     105,257,450      307,365,510
              618           8,553             --              --           1,160              53           5,240            9,312
      (11,748,736)    (11,256,588)            --     (10,362,809)             --              --      (8,670,066)     (48,306,353)
          (42,856)        (69,365)       (22,392)          3,088         (68,863)       (302,261)       (159,068)        (275,770)
               --              --             --              --           1,500              --          17,250           30,750
     ------------    ------------    -----------    ------------    ------------    ------------    ------------     ------------

       45,243,609      33,397,772     11,235,337         189,213      53,091,521     107,211,647      96,450,806      258,823,449
     ------------    ------------    -----------    ------------    ------------    ------------    ------------     ------------
       50,486,648      33,748,550     14,730,711         744,315      57,932,609     106,461,116      92,192,503      256,404,463
       44,261,328      10,512,778     10,678,173       9,933,858     116,879,889      10,418,773     256,404,463               --
     ------------    ------------    -----------    ------------    ------------    ------------    ------------     ------------
     $ 94,747,976    $ 44,261,328    $25,408,884    $ 10,678,173    $174,812,498    $116,879,889    $348,596,966     $256,404,463
     ============    ============    ===========    ============    ============    ============    ============     ============

        1,000,000         800,000        200,000         200,000       1,000,000       2,000,000       5,000,000       14,000,000

               11             155             --              --              22               1             238              423
         (200,000)       (200,000)            --        (200,000)             --              --        (400,000)      (2,200,000)
     ------------    ------------    -----------    ------------    ------------    ------------    ------------     ------------
          800,011         600,155        200,000              --       1,000,022       2,000,001       4,600,238       11,800,423
     ============    ============    ===========    ============    ============    ============    ============     ============

     $   (105,604)   $     37,787    $   (15,677)   $     48,295    $   (373,508)   $    129,100    $   (460,383)    $    545,522
     ============    ============    ===========    ============    ============    ============    ============     ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                      SPDR BARCLAYS
                                                   CAPITAL CALIFORNIA          SPDR BARCLAYS CAPITAL NEW
                                                   MUNICIPAL BOND ETF           YORK MUNICIPAL BOND ETF
                                              ----------------------------   ----------------------------
                                              FOR THE SIX                    FOR THE SIX
                                                 MONTHS                         MONTHS
                                                 ENDED      FOR THE PERIOD      ENDED      FOR THE PERIOD
                                                12/31/08      10/10/07*-       12/31/08      10/11/07*-
                                              (UNAUDITED)       6/30/08      (UNAUDITED)       6/30/08
                                              -----------   --------------   -----------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..............  $   495,465     $   445,409    $   266,727     $   380,161
  Net realized gain (loss) on investments
     and foreign currency transactions......      (80,985)        (13,270)       (89,547)        (10,316)
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions..........     (997,898)       (222,538)      (482,874)       (225,240)
                                              -----------     -----------    -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..............     (583,418)        209,601       (305,694)        144,605
                                              -----------     -----------    -----------     -----------
  Net equalization credits and charges......        3,625          13,374             --              --
                                              -----------     -----------    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................     (559,655)       (397,711)      (311,844)       (336,056)
  Net realized gains........................           --              --             --              --
                                              -----------     -----------    -----------     -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......     (559,655)       (397,711)      (311,844)       (336,056)
                                              -----------     -----------    -----------     -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from sale of shares..........    8,480,061      17,579,534             --      13,177,140
  Net proceeds from reinvestment of
     distributions..........................           20              --            153              65
  Cost of shares redeemed...................           --              --             --              --
  Net income equalization...................       (3,625)        (13,374)            --              --
  Other capital (Note 4)....................        1,500             750             --              --
                                              -----------     -----------    -----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
     BENEFICIAL INTEREST TRANSACTIONS.......    8,477,956      17,566,910            153      13,177,205
                                              -----------     -----------    -----------     -----------
  Net increase (decrease) in net assets
     during the period......................    7,338,508      17,392,174       (617,385)     12,985,754
  Net assets at beginning of period.........   17,392,174              --     12,985,754              --
                                              -----------     -----------    -----------     -----------
NET ASSETS END OF PERIOD (1)................  $24,730,682     $17,392,174    $12,368,369     $12,985,754
                                              ===========     ===========    ===========     ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...............................      400,000         800,000             --         600,000
  Shares issued to shareholders from
     reinvestment of distributions..........            1              --              7               3
  Shares redeemed...........................           --              --             --              --
                                              -----------     -----------    -----------     -----------
  NET INCREASE (DECREASE)...................      400,001         800,000              7         600,003
                                              ===========     ===========    ===========     ===========
(1) Including undistributed (distribution in
  excess of) net investment income..........  $   (17,222)    $    46,968    $    (1,012)    $    44,105
                                              ===========     ===========    ===========     ===========




* Commencement of operations


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                          SPDR DB
                                       INTERNATIONAL
           SPDR BARCLAYS                 GOVERNMENT                 SPDR BARCLAYS
         CAPITAL SHORT TERM         INFLATION-PROTECTED         CAPITAL INTERNATIONAL        SPDR BARCLAYS CAPITAL
         MUNICIPAL BOND ETF               BOND ETF                TREASURY BOND ETF           HIGH YIELD BOND ETF
    --------------------------- --------------------------- ---------------------------- ----------------------------
     FOR THE SIX                 FOR THE SIX                 FOR THE SIX                  FOR THE SIX
       MONTHS                      MONTHS                       MONTHS                       MONTHS
        ENDED    FOR THE PERIOD     ENDED    FOR THE PERIOD     ENDED     FOR THE PERIOD     ENDED     FOR THE PERIOD
      12/31/08     10/10/07*-     12/31/08      3/13/08*-      12/31/08      10/2/07*-      12/31/08     11/28/07*-
     (UNAUDITED)     6/30/08     (UNAUDITED)     6/30/08     (UNAUDITED)      6/30/08     (UNAUDITED)      6/30/08
    ------------ -------------- ------------ -------------- ------------- -------------- ------------- --------------


    $  2,346,205  $  1,021,362  $  7,282,940  $  1,831,653  $  12,534,651  $   9,734,528 $  29,210,971  $ 10,525,285

         (50,132)       (6,397)  (27,559,396)     (479,527)   (23,832,303)    (4,952,845)  (20,099,936)     (960,873)

       3,935,158      (955,344)  (39,201,955)      786,844       (197,236)     2,614,348  (147,951,323)  (12,534,315)
    ------------  ------------  ------------  ------------  -------------  ------------- -------------  ------------

       6,231,231        59,621   (59,478,411)    2,138,970    (11,494,888)     7,396,031  (138,840,288)   (2,969,903)
    ------------  ------------  ------------  ------------  -------------  ------------- -------------  ------------
         136,680       136,259        37,215       144,555       (143,315)       852,840     2,842,124     1,668,124
    ------------  ------------  ------------  ------------  -------------  ------------- -------------  ------------

      (2,776,701)     (893,716)   (8,381,362)   (1,166,932)   (14,391,750)    (8,816,601)  (35,464,906)   (9,010,627)
              --            --            --            --             --             --            --            --
    ------------  ------------  ------------  ------------  -------------  ------------- -------------  ------------
      (2,776,701)     (893,716)   (8,381,362)   (1,166,932)   (14,391,750)    (8,816,601)  (35,464,906)   (9,010,627)
    ------------  ------------  ------------  ------------  -------------  ------------- -------------  ------------


     138,409,707   124,042,133   126,680,014   205,369,849    269,944,815    905,984,795   502,636,493   406,287,555
           2,435            --        19,063           119            623            109            --            --
      (9,107,605)           --   (76,075,207)           --   (100,723,347)  (143,799,720)  (33,499,201)           --
        (136,680)     (136,259)      (37,215)     (144,555)       143,315       (852,840)   (2,842,124)   (1,668,124)
          21,750        16,500        72,000        72,000        108,000        225,000        82,500        39,000
    ------------  ------------  ------------  ------------  -------------  ------------- -------------  ------------

     129,189,607   123,922,374    50,658,655   205,297,413    169,473,406    761,557,344   466,377,668   404,658,431
    ------------  ------------  ------------  ------------  -------------  ------------- -------------  ------------
     132,780,817   123,224,538   (17,163,903)  206,414,006    143,443,453    760,989,614   294,914,598   394,346,025
     123,224,538            --   206,414,006            --    760,989,614             --   394,346,025            --
    ------------  ------------  ------------  ------------  -------------  ------------- -------------  ------------
    $256,005,355  $123,224,538  $189,250,103  $206,414,006  $ 904,433,067  $ 760,989,614 $ 689,260,623  $394,346,025
    ============  ============  ============  ============  =============  ============= =============  ============

       6,000,000     5,400,000     2,200,000     3,400,000      5,000,000     16,400,000    15,400,000     9,000,000

             106            --           414             2             12              2            --            --
        (400,000)           --    (1,600,000)           --     (2,000,000)    (2,600,000)   (1,000,000)           --
    ------------  ------------  ------------  ------------  -------------  ------------- -------------  ------------
       5,600,106     5,400,000       600,414     3,400,002      3,000,012     13,800,002    14,400,000     9,000,000
    ============  ============  ============  ============  =============  ============= =============  ============

    $   (302,850) $    127,646  $   (907,838) $    190,584  $  (2,437,612) $    (580,513)$  (4,736,514) $  1,517,421
    ============  ============  ============  ============  =============  ============= =============  ============


SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------





                                                          SPDR BARCLAYS
                                                        CAPITAL 1-3 MONTH                              SPDR BARCLAYS
                                                           T-BILL ETF                                CAPITAL TIPS ETF
                                           ------------------------------------------   ------------------------------------------
                                            FOR THE SIX                                  FOR THE SIX
                                           MONTHS ENDED     FOR THE    FOR THE PERIOD   MONTHS ENDED     FOR THE    FOR THE PERIOD
                                             12/31/08     YEAR ENDED      5/25/07*-       12/31/08     YEAR ENDED      5/25/07*-
                                            (UNAUDITED)     6/30/08        6/30/07      (UNAUDITED)*     6/30/08        6/30/07
                                           ------------   ----------   --------------   ------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....    $  45.88      $  45.96        $ 45.74        $  52.00       $ 47.88        $ 48.01
                                             --------      --------        -------        --------       -------        -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss).............        0.30          1.32           0.20            0.75          2.86           0.41

Net realized and unrealized gain (loss)
  (1)....................................        0.01          0.03           0.02           (4.27)         4.24          (0.57)
                                             --------      --------        -------        --------       -------        -------

Total from investment operations.........        0.31          1.35           0.22           (3.52)         7.10          (0.16)
                                             --------      --------        -------        --------       -------        -------

Net equalization credits and charges
  (6)....................................        0.02          0.09             --            0.08         (0.12)          0.03
                                             --------      --------        -------        --------       -------        -------

Other capital (6)........................          --            --             --            0.00(5)         --             --
                                             --------      --------        -------        --------       -------        -------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income....................       (0.34)        (1.52)            --           (1.68)        (2.86)            --

Net realized gains.......................       (0.01)           --             --              --            --             --
                                             --------      --------        -------        --------       -------        -------

Total distributions......................       (0.35)        (1.52)            --           (1.68)        (2.86)            --
                                             --------      --------        -------        --------       -------        -------

NET ASSET VALUE, END OF PERIOD...........    $  45.86      $  45.88        $ 45.96        $  46.88       $ 52.00        $ 47.88
                                             ========      ========        =======        ========       =======        =======

TOTAL RETURN (2).........................        0.72%         3.18%          0.48%          (6.79)%       14.96%         (0.27)%

Net assets, end of period (in 000's).....    $742,875      $284,435        $36,766        $140,641       $93,602        $57,457

Ratio of expenses to average net assets..        0.14%(3)      0.14%          0.14%(3)        0.19%(3)      0.19%          0.19%(3)

Ratio of expenses to average net assets
  before waivers.........................          --            --             --              --            --             --

Ratio of net investment income (loss) to
  average net assets.....................        1.09%(3)      2.72%          4.49%(3)        2.47%(3)      6.49%         10.23%(3)

Portfolio turnover rate (4)..............         290%          583%             2%              8%           16%             0%




See accompanying notes to financial statements.

   --------------------------------------------------------------------------





                SPDR BARCLAYS                          SPDR BARCLAYS                          SPDR BARCLAYS
            CAPITAL INTERMEDIATE                     CAPITAL LONG TERM                      CAPITAL AGGREGATE
              TERM TREASURY ETF                        TREASURY ETF                             BOND ETF
   -------------------------------------- -------------------------------------- --------------------------------------
    FOR THE SIX                            FOR THE SIX                            FOR THE SIX
   MONTHS ENDED   FOR THE  FOR THE PERIOD MONTHS ENDED   FOR THE  FOR THE PERIOD MONTHS ENDED   FOR THE  FOR THE PERIOD
     12/31/08   YEAR ENDED    5/23/07*-     12/31/08   YEAR ENDED    5/23/07*-     12/31/08   YEAR ENDED    5/23/07*-
    (UNAUDITED)   6/30/08      6/30/07     (UNAUDITED)   6/30/08      6/30/07     (UNAUDITED)   6/30/08      6/30/07
   ------------ ---------- -------------- ------------ ---------- -------------- ------------ ---------- --------------
      $ 55.32     $ 52.56      $ 52.57       $ 53.39     $ 49.67      $50.12       $  53.13    $  52.09      $ 52.36
      -------     -------      -------       -------     -------      ------       --------    --------      -------



         0.84        2.06         0.22          1.14        2.47        0.22           1.18        2.44         0.24

         3.96        2.81        (0.23)        10.34        3.72       (0.67)          1.71        0.91        (0.51)
      -------     -------      -------       -------     -------      ------       --------    --------      -------

         4.80        4.87        (0.01)        11.48        6.19       (0.45)          2.89        3.35        (0.27)
      -------     -------      -------       -------     -------      ------       --------    --------      -------

         0.04        0.17           --          0.07       (0.01)         --           0.03        0.31           --
      -------     -------      -------       -------     -------      ------       --------    --------      -------

           --          --           --            --          --          --           0.00(5)       --           --
      -------     -------      -------       -------     -------      ------       --------    --------      -------



        (0.95)      (2.24)          --         (1.42)      (2.45)         --          (1.36)      (2.62)          --

           --       (0.04)          --            --       (0.01)         --          (0.06)         --           --
      -------     -------      -------       -------     -------      ------       --------    --------      -------

        (0.95)      (2.28)          --         (1.42)      (2.46)         --          (1.42)      (2.62)          --
      -------     -------      -------       -------     -------      ------       --------    --------      -------

      $ 59.21     $ 55.32      $ 52.56       $ 63.52     $ 53.39      $49.67       $  54.63    $  53.13      $ 52.09
      =======     =======      =======       =======     =======      ======       ========    ========      =======

         8.84%       9.73%       (0.02)%       22.03%      12.62%      (0.90)%         5.60%       7.13%       (0.52)%

      $94,748     $44,261      $10,513       $25,409     $10,678      $9,934       $174,812    $116,880      $10,419

         0.14%(3)    0.14%        0.14%(3)      0.14%(3)    0.14%       0.14%(3)       0.13%(3)    0.13%        0.13%(3)

           --          --           --            --          --          --           0.19%(3)    0.19%        0.19%(3)

         2.89%(3)    3.51%        4.13%(3)      4.31%(3)    4.58%       4.29%(3)       4.34%(3)    4.13%        4.42%(3)

           22%         36%           7%            4%         11%          4%           425%        151%          17%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                                                             SPDR
                                                                                                           BARCLAYS
                                                                                      SPDR                CAPITAL NEW
                                                 SPDR BARCLAYS                  BARCLAYS CAPITAL             YORK
                                               CAPITAL MUNICIPAL              CALIFORNIA MUNICIPAL         MUNICIPAL
                                                    BOND ETF                        BOND ETF               BOND ETF
                                         -----------------------------   -----------------------------   ------------
                                          FOR THE SIX                     FOR THE SIX                     FOR THE SIX
                                         MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED   FOR THE PERIOD   MONTHS ENDED
                                           12/31/08        9/11/07*-       12/31/08       10/10/07*-       12/31/08
                                          (UNAUDITED)       6/30/08       (UNAUDITED)       6/30/08       (UNAUDITED)
                                         ------------   --------------   ------------   --------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...    $  21.73        $  22.16         $ 21.74         $ 22.18         $ 21.64
                                           --------        --------         -------         -------         -------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:

Net investment income (loss)...........        0.42            0.64            0.46            0.62            0.44

Net realized and unrealized gain (loss)
  (1)..................................       (0.40)          (0.53)          (1.06)          (0.52)          (0.95)
                                           --------        --------         -------         -------         -------

Total from investment operations.......        0.02            0.11           (0.60)           0.10           (0.51)
                                           --------        --------         -------         -------         -------

Net equalization credits and charges
  (6)..................................        0.01            0.05            0.00(5)         0.02              --
                                           --------        --------         -------         -------         -------

Other capital (6)......................        0.00(5)         0.00(5)         0.00(5)         0.00(5)           --
                                           --------        --------         -------         -------         -------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income..................       (0.50)          (0.59)          (0.53)          (0.56)          (0.52)

Net realized gains.....................          --              --              --              --              --
                                           --------        --------         -------         -------         -------

Total distributions....................       (0.50)          (0.59)          (0.53)          (0.56)          (0.52)
                                           --------        --------         -------         -------         -------

NET ASSET VALUE, END OF PERIOD.........    $  21.26        $  21.73         $ 20.61         $ 21.74         $ 20.61
                                           ========        ========         =======         =======         =======

TOTAL RETURN (2).......................        0.15%           0.73%          (2.78)%          0.54%          (2.37)%

Net assets, end of period (in 000's)...    $348,597        $256,404         $24,731         $17,392         $12,368

Ratio of expenses to average net
  assets...............................        0.20%(3)        0.20%(3)        0.20%(3)        0.20%(3)        0.20%(3)

Ratio of expenses to average net assets
  before waivers.......................        0.30%(3)        0.30%(3)          --              --              --

Ratio of net investment income (loss)
  to average net assets................        4.02%(3)        3.79%(3)        4.33%(3)        4.04%(3)        4.22%(3)

Portfolio turnover rate (4)............           2%              0%             15%             17%             18%
                                          SPDR BARCLAYS
                                           CAPITAL NEW
                                              YORK
                                         MUNICIPAL BOND
                                               ETF
                                         --------------
                                         FOR THE PERIOD
                                           10/11/07*-
                                             6/30/08
                                         --------------
NET ASSET VALUE, BEGINNING OF PERIOD...      $ 21.96
                                             -------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:

Net investment income (loss)...........         0.63

Net realized and unrealized gain (loss)
  (1)..................................        (0.39)
                                             -------

Total from investment operations.......         0.24
                                             -------

Net equalization credits and charges
  (6)..................................           --
                                             -------

Other capital (6)......................           --
                                             -------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income..................        (0.56)

Net realized gains.....................           --
                                             -------

Total distributions....................        (0.56)
                                             -------

NET ASSET VALUE, END OF PERIOD.........      $ 21.64
                                             =======

TOTAL RETURN (2).......................         1.08%

Net assets, end of period (in 000's)...      $12,986

Ratio of expenses to average net
  assets...............................         0.20%(3)

Ratio of expenses to average net assets
  before waivers.......................           --

Ratio of net investment income (loss)
  to average net assets................         4.02%(3)

Portfolio turnover rate (4)............           32%



 * Commencement of operations
(1) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(2) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(3) Annualized
(4) Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(5) Amount is less than $0.005 per share.
(6) Per share numbers have been calculated using the average shares method.


See accompanying notes to financial statements.

   --------------------------------------------------------------------------


                                         SPDR DB
                                      INTERNATIONAL
                                        GOVERNMENT                     SPDR
                                        INFLATION-               BARCLAYS CAPITAL             SPDR BARCLAYS
                                        PROTECTED                 INTERNATIONAL                CAPITAL HIGH
                                         BOND ETF               TREASURY BOND ETF             YIELD BOND ETF
                               --------------------------- --------------------------- ---------------------------
          SPDR BARCLAYS
        CAPITAL SHORT TERM
        MUNICIPAL BOND ETF
   ---------------------------
    FOR THE SIX                 FOR THE SIX                 FOR THE SIX                 FOR THE SIX
   MONTHS ENDED FOR THE PERIOD MONTHS ENDED FOR THE PERIOD MONTHS ENDED FOR THE PERIOD MONTHS ENDED FOR THE PERIOD
     12/31/08     10/10/07*-     12/31/08      3/13/08*-     12/31/08     10/2/2007*-    12/31/08     11/28/07*-
    (UNAUDITED)     6/30/08     (UNAUDITED)     6/30/08     (UNAUDITED)     6/30/08     (UNAUDITED)     6/30/08
   ------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------

     $  22.82      $  22.53      $  60.71      $  61.85      $  55.14      $  51.55      $  43.82      $  47.29
     --------      --------      --------      --------      --------      --------      --------      --------



         0.30          0.45          1.64          0.73          0.82          0.97          2.14          2.19

         0.48          0.19        (13.15)        (1.35)        (1.20)         3.49        (14.21)        (4.04)
     --------      --------      --------      --------      --------      --------      --------      --------

         0.78          0.64        (11.51)        (0.62)        (0.38)         4.46        (12.07)        (1.85)
     --------      --------      --------      --------      --------      --------      --------      --------

         0.02          0.06          0.01          0.10         (0.01)         0.11          0.21          0.39
     --------      --------      --------      --------      --------      --------      --------      --------

         0.00(5)       0.01          0.02          0.05          0.01          0.03          0.01          0.01
     --------      --------      --------      --------      --------      --------      --------      --------


        (0.35)        (0.42)        (1.92)        (0.67)        (0.92)        (1.01)        (2.51)        (2.02)

           --            --            --            --            --            --            --            --
     --------      --------      --------      --------      --------      --------      --------      --------

        (0.35)        (0.42)        (1.92)        (0.67)        (0.92)        (1.01)        (2.51)        (2.02)
     --------      --------      --------      --------      --------      --------      --------      --------

     $  23.27      $  22.82      $  47.31      $  60.71      $  53.84      $  55.14      $  29.46      $  43.82
     ========      ========      ========      ========      ========      ========      ========      ========

         3.53%         3.16%       (19.18)%       (0.73)%       (0.61)%        8.95%       (27.73)%       (3.10)%

     $256,005      $123,225      $189,250      $206,414      $904,433      $760,990      $689,261      $394,346

         0.20%(3)      0.20%(3)      0.50%(3)      0.50%(3)      0.50%(3)      0.50%(3)      0.40%(3)      0.40%(3)

           --            --            --            --            --            --            --            --

         2.59%(3)      2.66%(3)      6.23%(3)      6.89%(3)      3.03%(3)      3.03%(3)     12.38%(3)      9.43%(3)

            2%            2%           44%            2%           29%           54%           15%           19%

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended ("1940 Act"), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2008, the Trust offered thirty-eight (38) portfolios, each of which represents a separate series of beneficial interests in the Trust (each referred to as a "Fund", collectively as the "Funds"). The financial statements herein relate to the following twelve (12) Funds: SPDR Barclays Capital 1-3 Month T-Bill ETF, SPDR Barclays Capital TIPS ETF, SPDR Barclays Capital Intermediate Term Treasury ETF, SPDR Barclays Capital Long Term Treasury ETF, SPDR Barclays Capital Aggregate Bond ETF, SPDR Barclays Capital Municipal Bond ETF, SPDR Barclays Capital California Municipal Bond ETF, SPDR Barclays Capital New York Municipal Bond ETF, SPDR Barclays Capital Short Term Municipal Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital International Treasury Bond ETF and SPDR Barclays Capital High Yield Bond ETF. Each SPDR Barclays Capital ETF named above, except SPDR Barclays Capital TIPS ETF, was formerly a SPDR Lehman ETF. The name change occurred during the period as a result of Barclays Capital acquiring the Lehman Indexes. Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to replicate as closely as possible, before expenses and fees, the price and yield performance of a specified market index. The other twenty-six (26) Funds are included in a separate Semi-Annual Report.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



price of the security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

Effective July 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Funds' investments, as of December 31, 2008:

                                                                    LEVEL 2 -
                                                                      OTHER       LEVEL 3 -
                                                       LEVEL 1-    SIGNIFICANT   SIGNIFICANT
                                                        QUOTED     OBSERVABLE   UNOBSERVABLE
SPDR SERIES TRUST                                       PRICES       INPUTS        INPUTS         TOTAL
-----------------                                    -----------  ------------  ------------  ------------
SPDR Barclays Capital 1-3 Month T-Bill ETF.........  $ 1,204,875  $742,012,902   $       --   $743,217,777
SPDR Barclays Capital TIPS ETF.....................   37,509,200   139,237,250           --    176,746,450
SPDR Barclays Capital Intermediate Term Treasury
  ETF..............................................   24,094,074    94,075,407           --    118,169,481
SPDR Barclays Capital Long Term Treasury ETF.......    6,666,537    25,145,474           --     31,812,011
SPDR Barclays Capital Aggregate Bond ETF...........   94,903,291   169,144,676           --    264,047,967
SPDR Barclays Capital Municipal Bond ETF...........   23,381,683   340,600,657           --    363,982,340
SPDR Barclays Capital California Municipal Bond
  ETF..............................................    2,387,870    22,929,282           --     25,317,152
SPDR Barclays Capital New York Municipal Bond ETF..      443,010    11,850,063           --     12,293,073
SPDR Barclays Capital Short Term Municipal Bond
  ETF..............................................   18,125,746   239,751,392           --    257,877,138
SPDR DB International Government Inflation-
  Protected Bond ETF...............................    9,682,063   178,253,047           --    187,935,110
SPDR Barclays Capital International Treasury Bond
  ETF..............................................   36,000,554   845,959,087           --    881,959,641
SPDR Barclays Capital High Yield Bond ETF..........   86,303,279   593,945,251    1,200,000    681,448,530

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                    LEVEL 2 -
                                                                      OTHER          LEVEL 3 -
                                                      LEVEL 1-     SIGNIFICANT      SIGNIFICANT
                                                       QUOTED       OBSERVABLE     UNOBSERVABLE
SPDR SERIES TRUST-OTHER FINANCIAL INSTRUMENTS*         PRICES         INPUTS          INPUTS          TOTAL
----------------------------------------------        --------     -----------     ------------     --------
SPDR DB International Government Inflation-Protected
  Bond ETF..........................................     $--         $(49,585)          $--         $(49,585)
SPDR Barclays Capital International Treasury Bond
  ETF...............................................      --          292,751            --          292,751


* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at December 31, 2008:

                                                                                                                NET CHANGE IN
                                                       REALIZED                                                  UNREALIZED
                                                      GAIN (LOSS)                                              (DEPRECIATION)
                                       (AMORTIZED    AND CHANGE IN                                                  FROM
                                        PREMIUMS)     UNREALIZED         NET                        BALANCE      INVESTMENTS
                          BALANCE AT    ACCRETED     APPRECIATION/   PURCHASES/   NET TRANSFERS       AT        STILL HELD AT
SPDR SERIES TRUST           6/30/08     DISCOUNTS   (DEPRECIATION)     (SALES)    IN AND/OR OUT    12/31/08       12/31/08
-----------------         ----------   ----------   --------------   ----------   -------------   ----------   --------------
SPDR Barclays Capital
  High Yield Bond ETF...      $--        $(1,495)         $--            $--        $1,387,500    $1,200,000      $(186,005)


INVESTMENT INCOME

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

EXPENSES

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including dividends) are recorded net of foreign tax holdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency on the statement of operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of misappropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and U.S. government securities.

FORWARD FOREIGN CURRENCY CONTRACTS

The SPDR DB International Government Inflation-Protected Bond ETF and the SPDR Barclays Capital International Treasury Bond ETF may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

MORTGAGE DOLLAR ROLLS

The SPDR Barclays Capital Aggregate Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. The SPDR Barclays Capital Aggregate Bond ETF's use of to-be-announced ("TBA") mortgage dollar rolls may cause the fund to experience higher transaction costs.

WHEN ISSUED/DELAYED DELIVERY SECURITIES

The Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

INFLATION-INDEXED INSTRUMENTS

The SPDR Barclays Capital TIPS ETF and SPDR DB International Government Inflation-Protected Bond ETF may invest almost exclusively in inflation-indexed instruments which are fixed income securities whose principal value is

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity. Deflation may cause dividends to be suspended.

SWAP AGREEMENTS

Each Fund may enter into swap agreements, including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

In the case of a credit default swap ("CDS"), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). As the seller of a CDS contract, a Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The SPDR Barclays Capital High Yield Bond ETF invests in a credit-linked trust certificate. A credit-linked trust certificate is a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors. The certificate is created through a Special Purpose Company
(SPC), or Trust, which is collateralized with AAA-rated securities. Investors buy securities from a Trust that pays a fixed or floating coupon during the life of the note. At maturity, the investors receive par unless the referenced credit defaults or declares bankruptcy, in which case they receive an amount equal to the recovery rate. The Trust enters into a default swap with a deal arranger. In case of default, the trust pays the dealer par minus the recovery rate in exchange for an annual fee which is passed on to the investors in the form of a higher yield on the notes. Potential losses related to credit-linked trust certificates are limited to the initial cost of investments.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies and losses deferred due to wash sales.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


The Funds have reviewed the tax positions for the open tax years as of June 30, 2008 and have determined that no provision for income tax is required in the Funds' Financial Statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

For the six months ended December 31, 2008, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                           NET GAIN (LOSS)
                                                                            RECLASSIFIED
                                                                         TO PAID IN CAPITAL
                                                                         ------------------
SPDR Barclays Capital 1-3 Month T-Bill ETF.............................       $ 11,278
SPDR Barclays Capital TIPS ETF.........................................        143,289
SPDR Barclays Capital Intermediate Term Treasury ETF...................        626,347
SPDR Barclays Capital Long Term Treasury ETF...........................             --
SPDR Barclays Capital Aggregate Bond ETF...............................             --
SPDR Barclays Capital Municipal Bond ETF...............................         (4,302)
SPDR Barclays Capital California Municipal Bond ETF....................             --
SPDR Barclays Capital New York Municipal Bond ETF......................             --
SPDR Barclays Capital Short Term Municipal Bond ETF....................        (50,621)
SPDR DB International Government Inflation-Protected Bond ETF..........             --
SPDR Barclays Capital International Treasury Bond ETF..................             --
SPDR Barclays Capital High Yield Bond ETF..............................             --


At December 31, 2008, SPDR Barclays Capital TIPS ETF had capital loss carryforwards of $1,158 which may be utilized to offset any net realized capital gains expiring June 30, 2016.

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2007 through June 30, 2008 that are deferred for tax purposes until fiscal 2009:

                                                                          DEFERRED LOSSES
                                                                          ---------------
SPDR Barclays Capital 1-3 Month T-Bill ETF..............................     $      --
SPDR Barclays Capital TIPS ETF..........................................       (17,520)
SPDR Barclays Capital Intermediate Term Treasury ETF....................            --
SPDR Barclays Capital Long Term Treasury ETF............................            --
SPDR Barclays Capital Aggregate Bond ETF................................            --
SPDR Barclays Capital Municipal Bond ETF................................            --
SPDR Barclays Capital California Municipal Bond ETF.....................       (13,234)
SPDR Barclays Capital New York Municipal Bond ETF.......................       (10,316)
SPDR Barclays Capital Short Term Municipal Bond ETF.....................        (6,397)
SPDR DB International Government Inflation-Protected Bond ETF...........          (296)
SPDR Barclays Capital International Treasury Bond ETF...................      (478,033)
SPDR Barclays Capital High Yield Bond ETF...............................      (842,413)


DISTRIBUTIONS

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. Each Fund distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


NEW ACCOUNTING PRONOUNCEMENTS

In March, 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                                   ANNUAL RATE
                                                                   -----------
SPDR Barclays Capital 1-3 Month T-Bill ETF.......................     0.1345%
SPDR Barclays Capital TIPS ETF...................................     0.1845
SPDR Barclays Capital Intermediate Term Treasury ETF.............     0.1345
SPDR Barclays Capital Long Term Treasury ETF.....................     0.1345
SPDR Barclays Capital Aggregate Bond ETF.........................     0.1845*
SPDR Barclays Capital Municipal Bond ETF.........................     0.3000*
SPDR Barclays Capital California Municipal Bond ETF..............     0.2000
SPDR Barclays Capital New York Municipal Bond ETF................     0.2000
SPDR Barclays Capital Short Term Municipal Bond ETF..............     0.2000
SPDR DB International Government Inflation-Protected Bond ETF....     0.5000
SPDR Barclays Capital International Treasury Bond ETF............     0.5000
SPDR Barclays Capital High Yield Bond ETF........................     0.4000


* The Adviser has contractually agreed to waive a portion of its advisory fee to the extent necessary to limit annual operating expenses to 0.1345% and 0.2000% until October 31, 2009 for the SPDR Barclays Capital Aggregate Bond ETF and the SPDR Barclays Capital Municipal Bond ETF, respectively.

The Adviser pays all expenses of each Fund other than the management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator, and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. See Note 8 for additional information regarding securities lending.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


For the period July 1, 2008 through December 31, 2008, State Street earned securities lending agent fees as follows:

                                                                         SECURITIES LENDING
                                                                             AGENT FEES
                                                                         ------------------
SPDR Barclays Capital 1-3 Month T-Bill ETF.............................       $143,956
SPDR Barclays Capital TIPS ETF.........................................         33,645
SPDR Barclays Capital Intermediate Term Treasury ETF...................         24,394
SPDR Barclays Capital Long Term Treasury ETF...........................          5,606
SPDR Barclays Capital Aggregate Bond ETF...............................         26,553
SPDR Barclays Capital Municipal Bond ETF...............................             --
SPDR Barclays Capital California Municipal Bond ETF....................             --
SPDR Barclays Capital New York Municipal Bond ETF......................             --
SPDR Barclays Capital Short Term Municipal Bond ETF....................             --
SPDR DB International Government Inflation-Protected Bond ETF..........          2,146
SPDR Barclays Capital International Treasury Bond ETF..................          1,811
SPDR Barclays Capital High Yield Bond ETF..............................             --


DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor"), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan, pursuant to Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2009 and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust and SPDR Index Shares Funds ("SIS Trust") pay, in the aggregate, each Independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended and $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Trustee fees are allocated between the Trust and the SIS Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the shares of certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund") and State Street Institutional Tax Free Money Market Fund ("Tax Free Money Market Fund"), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio, respectively, each a series of State Street Master Funds ("Master Portfolio"). The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statement of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio ("Navigator") for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


Amounts related to investments in Navigator, Liquid Reserves Fund and/or Tax Free Money Market Fund at December 31, 2008 and for the period then ended are:

SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional
  Liquid Reserves Fund........        327,088            66,709,397           65,831,610      1,204,875         $  7,798
State Street Navigator
  Securities Lending Prime
  Portfolio...................     73,495,181         1,003,878,895        1,077,374,076              0         $815,748


SPDR BARCLAYS CAPITAL TIPS ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional
  Liquid Reserves Fund........         12,260           1,940,387            1,852,281           100,366        $  2,048
State Street Navigator
  Securities Lending Prime
  Portfolio...................     26,647,080          92,573,843           81,812,089        37,408,834        $190,642


SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional
  Liquid Reserves Fund........         89,760           3,138,937            2,952,347           276,350        $  2,103
State Street Navigator
  Securities Lending Prime
  Portfolio...................     12,637,933          29,994,041           18,814,250        23,817,724        $138,200


SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional
  Liquid Reserves Fund........            331             773,784              761,271           12,844          $   594
State Street Navigator
  Securities Lending Prime
  Portfolio...................      3,014,608          16,209,590           12,570,505        6,653,693          $31,756


SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional
  Liquid Reserves Fund........      3,112,372          128,053,806          59,962,030        71,204,148        $165,192
State Street Navigator
  Securities Lending Prime
  Portfolio...................     19,106,254           57,963,130          53,370,241        23,699,143        $150,448


SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional Tax
  Free Money Market Fund......       612,570           89,316,380           66,547,267        23,381,683         $65,017

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional Tax
  Free Money Market Fund......       43,702             9,878,095            7,533,927        2,387,870          $9,082


SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional Tax
  Free Money Market Fund......       283,700            2,088,960            1,929,650         443,010           $3,617


SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional Tax
  Free Money Market Fund......      6,086,569          108,130,606          96,091,429        18,125,746         $69,584


SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional
  Liquid Reserves Fund........         51,056          35,206,812           25,575,805        9,682,063          $ 8,663
State Street Navigator
  Securities Lending Prime
  Portfolio...................      1,449,068           2,524,316            3,973,384                0          $12,161


SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional
  Liquid Reserves Fund........     18,968,224          103,399,427          86,367,097        36,000,554        $306,927
State Street Navigator
  Securities Lending Prime
  Portfolio...................              0           20,401,732          20,401,732                 0        $ 10,260


SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF

                                NUMBER OF SHARES    SHARES PURCHASED        SHARES SOLD       NUMBER OF       INCOME EARNED
                                     HELD AT       FOR THE YEAR ENDED   FOR THE YEAR ENDED   SHARES HELD   FOR THE YEAR ENDED
SECURITY DESCRIPTION                 6/30/08            12/31/08             12/31/08        AT 12/31/08        12/31/08
--------------------            ----------------   ------------------   ------------------   -----------   ------------------
State Street Institutional
  Liquid Reserves Fund........      6,684,245          296,842,465          217,223,431       86,303,279        $141,684


4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 200,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Capital Aggregate Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from of $250 to $1,500 per Creation Unit for each Fund regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those institutions creating or redeeming Creation Units. An additional fee of up to three times these amounts may be charged for certain transactions. Transaction Fees from certain Creation Unit transactions are received by the Trust and/or Custodian and are used to defray related expenses. These fees are shown as other capital on the Statement of Changes in Net Assets. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2008 were as follows:

                                                                    GROSS         GROSS     NET UNREALIZED
                                                   IDENTIFIED    UNREALIZED    UNREALIZED    APPRECIATION
                                                      COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                                  ------------  ------------  ------------  --------------
SPDR Barclays Capital 1-3 Month T-Bill ETF......  $743,155,550   $    71,318  $      9,091   $      62,227
SPDR Barclays Capital TIPS ETF..................   186,541,642         2,660     9,797,852      (9,795,192)
SPDR Barclays Capital Intermediate Term Treasury
  ETF...........................................   114,030,934     4,156,485        17,938       4,138,547
SPDR Barclays Capital Long Term Treasury ETF....    28,195,397     3,616,614            --       3,616,614
SPDR Barclays Capital Aggregate Bond ETF........   260,060,687     5,706,177     1,718,897       3,987,280
SPDR Barclays Capital Municipal Bond ETF........   369,719,415     3,117,156     8,854,231      (5,737,075)
SPDR Barclays Capital California Municipal Bond
  ETF...........................................    26,537,588       145,775     1,366,211      (1,220,436)
SPDR Barclays Capital New York Municipal Bond
  ETF...........................................    13,001,187       125,259       833,373        (708,114)
SPDR Barclays Capital Short Term Municipal Bond
  ETF...........................................   254,897,324     3,155,526       175,712       2,979,814
SPDR DB International Government Inflation-
  Protected Bond ETF............................   226,181,059       529,459    38,775,408     (38,245,949)
SPDR Barclays Capital International Treasury
  Bond ETF......................................   879,741,895    40,249,081    38,031,335       2,217,746
SPDR Barclays Capital High Yield Bond ETF.......   841,934,168     2,488,150   162,973,788    (160,485,638)


6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2008, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                                  CONTRIBUTIONS   REDEMPTIONS
                                                                  -------------   -----------
SPDR Barclays Capital 1-3 Month T-Bill ETF......................   $522,792,638   $64,216,095
SPDR Barclays Capital TIPS ETF..................................     60,212,492     9,494,144
SPDR Barclays Capital Intermediate Term Treasury ETF............     56,399,593    11,643,803
SPDR Barclays Capital Long Term Treasury ETF....................     11,128,439            --
SPDR Barclays Capital Aggregate Bond ETF........................     25,130,249            --
SPDR Barclays Capital Municipal Bond ETF........................      8,308,596     4,225,800
SPDR Barclays Capital California Municipal Bond ETF.............             --            --
SPDR Barclays Capital New York Municipal Bond ETF...............             --            --
SPDR Barclays Capital Short Term Municipal Bond ETF.............             --     4,201,330
SPDR DB International Government Inflation-Protected Bond ETF...             --            --
SPDR Barclays Capital International Treasury Bond ETF...........             --            --
SPDR Barclays Capital High Yield Bond ETF.......................             --            --


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds' daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transactions.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


For the six months ended December 31, 2008, the Trust had purchases and sales of investment securities (excluding short-term securities -- with the exception of short term U.S. Treasury Bills in the case of SPDR Barclays Capital 1-3 Month T-Bill ETF), as follows:

                                                U.S. GOVERNMENT OBLIGATIONS           OTHER SECURITIES
                                              -------------------------------   ---------------------------
                                                 PURCHASES          SALES         PURCHASES        SALES
                                              --------------   --------------   ------------   ------------
SPDR Barclays Capital 1-3 Month T-Bill ETF..  $1,589,954,448   $1,593,617,780   $         --   $         --
SPDR Barclays Capital TIPS ETF..............      16,623,127        9,338,510             --             --
SPDR Barclays Capital Intermediate Term
  Treasury ETF..............................      15,366,954       14,749,621             --             --
SPDR Barclays Capital Long Term Treasury
  ETF.......................................         834,193          783,755             --             --
SPDR Barclays Capital Aggregate Bond ETF....     523,042,338      497,013,357     74,799,833     77,037,173
SPDR Barclays Capital Municipal Bond ETF....              --               --     93,955,964      6,052,826
SPDR Barclays Capital California Municipal
  Bond ETF..................................              --               --     10,177,391      3,262,372
SPDR Barclays Capital New York Municipal
  Bond ETF..................................              --               --      2,179,659      2,310,271
SPDR Barclays Capital Short Term Municipal
  Bond ETF..................................                               --    127,968,408      3,011,662
SPDR DB International Government Inflation-
  Protected Bond ETF........................              --               --    135,423,023     98,295,980
SPDR Barclays Capital International Treasury
  Bond ETF..................................              --               --    360,776,337    222,376,922
SPDR Barclays Capital High Yield Bond ETF...              --               --    453,475,035     69,186,785


7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2008 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at July 1, 2008 and held for the six months ended December 31, 2008.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period.

Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING         ENDING       EXPENSES PAID
                                                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
ACTUAL                                                     7/1/08         12/31/08     7/1/08-12/31/08
------                                                 -------------   -------------   ---------------
SPDR Barclays Capital 1-3 Month T-Bill ETF..........       $1,000        $1,007.20          $0.71
SPDR Barclays Capital TIPS ETF......................        1,000           932.10           0.93
SPDR Barclays Capital Intermediate Term Treasury
  ETF...............................................        1,000         1,088.40           0.74
SPDR Barclays Capital Long Term Treasury ETF........        1,000         1,220.30           0.78
SPDR Barclays Capital Aggregate Bond ETF............        1,000         1,056.00           0.67
SPDR Barclays Capital Municipal Bond ETF............        1,000         1,001.50           1.01
SPDR Barclays Capital California Municipal Bond
  ETF...............................................        1,000           972.20           0.99
SPDR Barclays Capital New York Municipal Bond ETF...        1,000           976.30           1.00
SPDR Barclays Capital Short Term Municipal Bond
  ETF...............................................        1,000         1,035.30           1.03
SPDR DB International Government Inflation-Protected
  Bond ETF..........................................        1,000           808.20           2.28
SPDR Barclays Capital International Treasury Bond
  ETF...............................................        1,000           993.80           2.51
SPDR Barclays Capital High Yield Bond ETF...........        1,000           722.70           1.74

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                         BEGINNING         ENDING       EXPENSES PAID
                                                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
HYPOTHETICAL                                               7/1/08         12/31/08     7/1/08-12/31/08
------------                                           -------------   -------------   ---------------
SPDR Barclays Capital 1-3 Month T-Bill ETF..........       $1,000        $1,024.50          $0.71
SPDR Barclays Capital TIPS ETF......................        1,000         1,024.25           0.97
SPDR Barclays Capital Intermediate Term Treasury
  ETF...............................................        1,000         1,024.50           0.71
SPDR Barclays Capital Long Term Treasury ETF........        1,000         1,024.50           0.71
SPDR Barclays Capital Aggregate Bond ETF............        1,000         1,024.55           0.66
SPDR Barclays Capital Municipal Bond ETF............        1,000         1,024.20           1.02
SPDR Barclays Capital California Municipal Bond
  ETF...............................................        1,000         1,024.20           1.02
SPDR Barclays Capital New York Municipal Bond ETF...        1,000         1,024.20           1.02
SPDR Barclays Capital Short Term Municipal Bond
  ETF...............................................        1,000         1,024.20           1.02
SPDR DB International Government Inflation-Protected
  Bond ETF..........................................        1,000         1,022.68           2.55
SPDR Barclays Capital International Treasury Bond
  ETF...............................................        1,000         1,022.68           2.55
SPDR Barclays Capital High Yield Bond ETF...........        1,000         1,023.19           2.04


* Expenses are equal to the Funds' net annualized expense ratios of 0.14%, 0.19%, 0.14%, 0.14%, 0.13%, 0.20%, 0.20%, 0.20%, 0.20%, 0.50%, 0.50%, and
  0.40% respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

A description of the Trust's policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov. Information regarding how the investment adviser voted proxies for the prior 12 months ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on Form N-Q is available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdrs.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on August 27, 2008 (the "Meeting"), the Board of Trustees of the Trust (the "Board") evaluated the proposal to continue the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the fixed income series of the Trust (each an "ETF", collectively, the "ETFs"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent, Securities Lending Agent and Custodian ("State Street"). In deciding whether to renew the Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) investment performance of the ETFs, (iii) costs to the Adviser of its services and the profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of the services provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser's responsibilities for managing the investment operations of each ETF in accordance with

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



each ETF's investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for the portfolio management and compliance of the ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Board considered the Adviser's experience in managing fixed income ETFs. The Board then determined that the nature, extent and quality of the services provided by the Adviser to the Trust were necessary and appropriate.

The Board then reviewed the ETFs' performance, noting that the distinctive indexed investment objective of each of the ETFs made the analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board was more concerned with the extent to which each ETF achieved its objective of providing investment results that, before fees and expenses, correspond generally to the price and yield performance of a specified index. The Board reviewed information regarding the ETFs' index tracking and tracking error, noting that each ETF satisfactorily tracked its benchmark index. The Board also reviewed the tax efficiency of each ETF. The Board then determined that the performance of each ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the ETFs to the Adviser, including data on the ETFs' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of the profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser's relationship with the ETFs had been profitable, profitability was not excessive.

The Board considered whether the Adviser or its affiliates benefited in other ways from their relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the ETFs' unitary fee through the review of comparative information with respect to fees paid by similar funds -- i.e., exchange-traded funds tracking fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for the ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the ETFs and the unitary fee structure. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each ETF's fees were fair and reasonable in light of those their direct competitors.

The Board's conclusions regarding the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser were appropriate; (b) the performance and, more importantly, the index tracking, of each ETF had been satisfactory; (c) the Adviser's fees for each ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) profitability of the Trust's relationships with the Adviser was not excessive;
(e) any additional benefits to the Adviser were not of a magnitude materially to affect the Board's conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with the ETFs.

THE SPDR FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
SPDR SERIES TRUST
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR Global Titans ETF (DGT)
SPDR DJ Wilshire REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking ETF (KRE)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital California Municipal Bond ETF (CXA)
SPDR Barclays Capital New York Municipal Bond ETF (INY)
SPDR Barclays Capital Municipal Bond ETF (TFI)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)

Prior to December 19, 2008, the SPDR Barclays Capital ETFs were known as SPDR Lehman ETFs, excluding SPDR Barclays Capital TIPS ETF.

SPDR INDEX SHARES FUNDS
DJ STOXX 50 ETF (FEU)
DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR DJ Wilshire Global Real Estate ETF (RWO)

SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

THE SELECT SECTOR SPDR TRUST

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

State Street Global Markets, LLC, member of FINRA and SIPC, is a distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and DIAMONDS Trust, both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

(SPDR LOGO)    SERIES TRUST

TRUSTEES

David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS

James E. Ross, President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Matthew W. Flaherty, Assistant Treasurer
Julie B. Piatelli, Chief Compliance Officer

INVESTMENT MANAGER

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL

Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Fund shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA and SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting WWW.SPDRS.COM Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and inflation risk.

The "SPDR" trademark is used under license from The McGraw-Hill Companies, Inc. ("McGraw-Hill"). No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by McGraw Hill.
Standard & Poor's(R), S&P(R), SPDR(R), S&P 500(R) and Select Sector SPDRs(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by State Street Bank and Trust Company.

In general, Fund shares can be expect to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

"Barclays Capital" is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC ("Barclays Capital") and is used by State Street Global Advisors under license. Barclays Capital compiles, maintains and owns rights in and to the Barclays U.S. Government Inflation-linked Bond Index. The SPDR Barclays Capital ETFs are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital or one of its affiliated entities may act as an Authorized Participant and/or as an initial purchaser of shares of the SPDR Barclays Capital ETFs. Barclays Capital makes no representation regarding the advisability of investing in the SPDR Barclays Capital ETFs or use of any Barclays Index or any data included therein.

Barclays Capital is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC ("Barclays Capital") and has been licensed for use in connection with the listing and trading of the SPDR Barclays Capital ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays Capital and Barclays Capital makes no representation regarding the advisability of investing in them.

"Deutsche Bank" and "DB Global Government ex-US Inflation-Linked Bond Capped Index(SM)" are reprinted with permission. (C)Copyright 2008 Deutsche Bank AG. All rights reserved. "Deutsche Bank" and DB Global Government ex-US Inflation-Linked Bond Capped Index(SM) are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product.

Please read the prospectus carefully before you invest or send money.
(C) 2009 State Street Corporation SPDR FISAR

For more complete information, please call 866.787.2257 or visit www.spdrs.com today

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments for each series of the Registrant, except for those series set forth below, is included as a part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

The Schedule of Investments for the following series of the Registrant is set forth below:

SPDR(R) DJ Wilshire Total Market ETF
SPDR(R) DJ Wilshire Large Cap ETF
SPDR(R) DJ Wilshire Large Cap Growth ETF
SPDR(R) DJ Wilshire Large Cap Value ETF
SPDR(R) DJ Wilshire Mid Cap ETF
SPDR(R) DJ Wilshire Mid Cap Growth ETF
SPDR(R) DJ Wilshire Mid Cap Value ETF
SPDR(R) DJ Wilshire Small Cap ETF
SPDR(R) DJ Wilshire Small Cap Growth ETF
SPDR(R) DJ Wilshire Small Cap Value ETF

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.4%
AEROSPACE & DEFENSE -- 2.3%
BE Aerospace, Inc. (a)........         513   $      3,945
Boeing Co. ...................      10,594        452,046
Ceradyne, Inc. (a)(b).........         503         10,216
General Dynamics Corp. .......       4,571        263,244
Goodrich Corp. ...............       2,840        105,137
Honeywell International,
  Inc. .......................      10,711        351,642
L-3 Communications Holdings,
  Inc. .......................       2,084        153,758
Lockheed Martin Corp. ........       4,703        395,428
Northrop Grumman Corp. .......       4,413        198,761
Precision Castparts Corp. ....       1,682        100,045
Raytheon Co. (b)..............       7,237        369,376
Rockwell Collins, Inc. .......       3,301        129,036
Taser International, Inc.
  (a)(b)......................         942          4,974
United Technologies Corp.
  (b).........................      12,391        664,158
                                             ------------
                                                3,201,766
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc.
  (b).........................       2,196        120,846
Expeditors International
  Washington, Inc. ...........       5,217        173,570
FedEx Corp. (b)...............       4,332        277,898
Forward Air Corp. (b).........       3,430         83,246
United Parcel Service, Inc.
  (Class B)...................       8,372        461,799
                                             ------------
                                                1,117,359
                                             ------------
AIRLINES -- 0.2%
AMR Corp. (a)(b)..............       4,847         51,718
Continental Airlines, Inc.
  (Class B) (a)(b)............       1,567         28,300
Delta Air Lines, Inc. (a).....       8,927        102,303
JetBlue Airways Corp. (a)(b)..       5,048         35,841
Pinnacle Airlines Corp.
  (a)(b)......................         354            602
Southwest Airlines Co. (b)....      10,952         94,406
UAL Corp. (b).................       1,666         18,359
                                             ------------
                                                  331,529
                                             ------------
AUTO COMPONENTS -- 0.2%
American Axle & Manufacturing
  Holdings, Inc. (b)..........         998          2,884
BorgWarner, Inc. (b)..........       1,213         26,407
Gentex Corp. (b)..............       5,350         47,241
Johnson Controls, Inc. .......       9,508        172,665
Lear Corp. (a)(b).............       2,141          3,019
Modine Manufacturing Co. (b)..       3,164         15,409
Proliance International, Inc.
  (a)(b)......................       4,617          1,662
The Goodyear Tire & Rubber Co.
  (a)(b)......................       5,025         29,999
WABCO Holdings, Inc. .........         984         15,537
                                             ------------
                                                  314,823
                                             ------------
AUTOMOBILES -- 0.1%
Ford Motor Co. (a)(b).........      28,068         64,276
General Motors Corp. (b)......       8,531         27,299
Harley-Davidson, Inc. (b).....       4,417         74,956
Thor Industries, Inc. (b).....         525          6,920
                                             ------------
                                                  173,451
                                             ------------
BEVERAGES -- 2.1%
Central European Distribution
  Corp. (a)(b)................         687         13,534
Coca-Cola Enterprises, Inc.
  (b).........................       5,732         68,956
Constellation Brands, Inc.
  (Class A) (a)(b)............       4,087         64,452
Dr. Pepper Snapple Group, Inc.
  (a).........................       2,228         36,205
Hansen Natural Corp. (a)......       1,101         36,917
Molson Coors Brewing Co.
  (Class B) (b)...............       1,238         60,563
PepsiCo, Inc. ................      22,824      1,250,070
The Coca-Cola Co. ............      30,271      1,370,368
The Pepsi Bottling Group,
  Inc. .......................       3,952         88,960
                                             ------------
                                                2,990,025
                                             ------------
BIOTECHNOLOGY -- 2.6%
Acadia Pharmaceuticals, Inc.
  (a)(b)......................         382            344
Alexion Pharmaceuticals, Inc.
  (a)(b)......................       1,025         37,095
Alfacell Corp. (a)(b).........       6,271          1,693
Amgen, Inc. (a)...............      15,575        899,456
Amylin Pharmaceuticals, Inc.
  (a)(b)......................       2,053         22,275
AVI BioPharma, Inc. (a)(b)....       4,942          3,252
BioCryst Pharmaceuticals, Inc.
  (a)(b)......................         948          1,299
Biogen Idec, Inc. (a).........       4,752        226,338
BioMarin Pharmaceutical, Inc.
  (a)(b)......................       1,231         21,912
Celgene Corp. (a).............       7,362        406,971
Cephalon, Inc. (a)(b).........       2,233        172,030
Chelsea Therapeutics
  International, Inc. (a).....       6,846          9,174
Cubist Pharmaceuticals, Inc.
  (a)(b)......................         907         21,913
CV Therapeutics, Inc. (a)(b)..         298          2,745
Dynavax Technologies Corp.
  (a)(b)......................       2,660          2,234
Facet Biotech Corp. (a).......       2,357         22,604
Genentech, Inc. (a)...........       6,739        558,731
Genzyme Corp. (a).............       4,031        267,537
Gilead Sciences, Inc. (a)(b)..      14,778        755,747
Human Genome Sciences, Inc.
  (a)(b)......................       6,182         13,106
InterMune, Inc. (a)(b)........         471          4,983
Isis Pharmaceuticals, Inc.
  (a)(b)......................       1,494         21,185
Isolagen, Inc. (a)(b).........      11,600          2,204
Martek Biosciences Corp. (b)..         372         11,275
Medarex, Inc. (a)(b)..........         420          2,344
Myriad Genetics, Inc. (a)(b)..         504         33,395
Neurocrine Biosciences, Inc.
  (a)(b)......................       1,967          6,294
Novavax, Inc. (a)(b)..........       3,610          6,823
Onyx Pharmaceuticals, Inc.
  (a)(b)......................         729         24,903
OSI Pharmaceuticals, Inc.
  (a)(b)......................       1,121         43,775
PDL BioPharma, Inc. (b).......       1,978         12,224
Pharmasset, Inc. (a)(b).......         372          4,877
SIGA Technologies, Inc.
  (a)(b)......................       7,983         26,104
StemCells, Inc. (a)(b)........       5,374          7,309
Threshold Pharmaceuticals,
  Inc. (a)....................         119             65
Vanda Pharmaceuticals, Inc.
  (a)(b)......................         289            147
Vertex Pharmaceuticals, Inc.
  (a)(b)......................       2,074         63,008
                                             ------------
                                                3,717,371
                                             ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (b)...............       5,987         66,635
Quanex Building Products
  Corp. ......................         566          5,303
Simpson Manufacturing Co.,
  Inc. (b)....................         518         14,380
USG Corp. (a)(b)..............       1,063          8,547
                                             ------------
                                                   94,865
                                             ------------
CAPITAL MARKETS -- 2.1%
Affiliated Managers Group,
  Inc. (a)(b).................         474         19,870
Ameriprise Financial, Inc. ...       3,131         73,140
BlackRock, Inc. (b)...........         164         22,001


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Diamond Hill Investment Group,
  Inc. (a)(b).................         124   $      8,060
E*TRADE Financial Corp.
  (a)(b)......................       8,647          9,944
Eaton Vance Corp. (b).........       1,422         29,876
Franklin Resources, Inc. (b)..       2,350        149,883
International Assets Holding
  Corp. (a)...................       2,660         22,823
Invesco, Ltd. (b).............       5,370         77,543
Janus Capital Group, Inc.
  (b).........................       6,249         50,179
Jefferies Group, Inc. (a)(b)..       1,689         23,747
KBW, Inc. (a)(b)..............         780         17,940
Legg Mason, Inc. (b)..........       2,775         60,800
Merrill Lynch & Co., Inc. ....      17,633        205,248
Morgan Stanley................      14,924        239,381
Northern Trust Corp. .........       3,562        185,723
Raymond James Financial, Inc.
  (b).........................       1,250         21,413
SEI Investments Co. (b).......       5,658         88,887
State Street Corp. (c)........       6,037        237,435
T. Rowe Price Group, Inc.
  (b).........................       3,432        121,630
TD Ameritrade Holding Corp.
  (a).........................       3,995         56,929
The Bank of New York Mellon
  Corp. ......................      16,699        473,083
The Charles Schwab Corp. .....      15,569        251,751
The Goldman Sachs Group,
  Inc. .......................       5,958        502,796
Waddell & Reed Financial, Inc.
  (Class A) (b)...............       4,440         68,642
                                             ------------
                                                3,018,724
                                             ------------
CHEMICALS -- 1.7%
Air Products & Chemicals, Inc.
  (b).........................       3,457        173,784
Airgas, Inc. .................         779         30,373
Ashland, Inc. ................       1,618         17,005
Cabot Corp. (b)...............         763         11,674
Celanese Corp. (Series A)
  (b).........................       1,724         21,429
CF Industries Holdings, Inc.
  (b).........................         473         23,253
Chemtura Corp. (b)............       4,823          6,752
E. I. du Pont de Nemours &
  Co. ........................      13,471        340,816
Eastman Chemical Co. (b)......       2,010         63,737
Ecolab, Inc. (b)..............       4,109        144,431
FMC Corp. (b).................         821         36,723
Monsanto Co. .................       8,278        582,357
Nalco Holding Co. ............       1,146         13,225
PPG Industries, Inc. .........       2,911        123,514
Praxair, Inc. ................       5,267        312,649
Rohm & Haas Co. ..............       2,972        183,640
Sigma-Aldrich Corp. (b).......       1,382         58,376
Terra Industries, Inc. .......       1,551         25,855
The Dow Chemical Co. (b)......      13,462        203,142
The Mosaic Co. ...............       2,167         74,978
                                             ------------
                                                2,447,713
                                             ------------
COMMERCIAL BANKS -- 3.6%
Arrow Financial Corp. (b).....       4,096        102,973
Bank of Hawaii Corp. (b)......         763         34,465
BB&T Corp. (b)................       7,189        197,410
Capitol Bancorp, Ltd. (b).....       2,919         22,768
Cathay General Bancorp (b)....         566         13,443
Centerstate Banks of Florida,
  Inc. .......................       2,170         36,868
Citizens Republic Bancorp,
  Inc. (b)....................       4,279         12,751
Columbia Banking System, Inc.
  (b).........................       4,162         49,653
Comerica, Inc. ...............       1,166         23,145
CVB Financial Corp. (b).......       8,139         96,854
F.N.B. Corp. (b)..............       7,817        103,184
Farmers Capital Bank Corp.
  (b).........................       1,922         46,935
Fifth Third Bancorp (b).......       6,530         53,938
First Bancorp- North Carolina
  (b).........................       2,445         44,866
First Commonwealth Financial
  Corp. (b)...................       9,907        122,649
First Horizon National Corp.
  (a)(b)......................       3,237         34,217
First Merchants Corp. (b).....       4,678        103,898
Horizon Financial Corp. (b)...       3,392         16,078
Huntington Bancshares, Inc.
  (b).........................       5,043         38,629
Independent Bank Corp.-
  Massachusetts (b)...........       3,232         84,549
Integra Bank Corp. (b)........       3,050          4,179
International Bancshares
  Corp. ......................         838         18,294
Keycorp.......................       5,402         46,025
Lakeland Financial Corp. (b)..       5,670        135,059
M&T Bank Corp. (b)............       1,146         65,792
Marshall & Ilsley Corp. (b)...       3,173         43,280
National City Corp. (b).......       7,637         13,823
National Penn Bancshares, Inc.
  (b).........................       6,440         93,444
Old National Bancorp (b)......         948         17,216
PacWest Bancorp (b)...........       1,748         47,021
PNC Financial Services Group,
  Inc. .......................       4,679        229,271
Popular, Inc. (b).............       3,425         17,673
Regions Financial Corp. (b)...      11,339         90,258
Renasant Corp. (b)............       5,451         92,831
Sandy Spring Bancorp, Inc.
  (b).........................       3,274         71,471
Simmons First National Corp.
  (b).........................       3,551        104,648
StellarOne Corp. (b)..........       6,632        112,081
SunTrust Banks, Inc. (b)......       4,340        128,204
Susquehanna Bancshares, Inc.
  (b).........................       5,734         91,228
Synovus Financial Corp. (b)...       1,382         11,471
The Colonial BancGroup, Inc.
  (b).........................       1,832          3,792
Trustmark Corp. (b)...........         689         14,876
U.S. Bancorp (b)..............      23,387        584,909
UCBH Holdings, Inc. (b).......       4,840         33,299
Umpqua Holdings Corp. (b).....       4,985         72,133
United Bankshares, Inc. (b)...         518         17,208
United Community Banks, Inc.
  (b).........................       3,585         48,683
Wachovia Corp. ...............      26,907        149,065
Wells Fargo & Co. ............      49,367      1,455,339
Zions Bancorp (b).............         763         18,701
                                             ------------
                                                5,070,547
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
ACCO Brands Corp. (a)(b)......         568          1,960
Avery Dennison Corp. (b)......       2,332         76,326
Cintas Corp. (b)..............       3,200         74,336
Courier Corp. (b).............       2,767         49,529
Covanta Holding Corp. (a)(b)..       1,872         41,109
Ennis, Inc. (b)...............       5,502         66,629
Herman Miller, Inc. (b).......       3,008         39,194
Iron Mountain, Inc. (a)(b)....       4,696        116,132
Kimball International, Inc.
  (Class B) (b)...............       5,494         47,303
Pitney Bowes, Inc. ...........       3,858         98,302
R.R. Donnelley & Sons Co. ....       4,892         66,433
Republic Services, Inc. ......       2,060         51,068
Waste Connections, Inc. (a)...         777         24,530
Waste Management, Inc. .......       8,432        279,437
                                             ------------
                                                1,032,288
                                             ------------
COMMUNICATIONS EQUIPMENT -- 2.3%
3Com Corp. (a)(b).............      18,176         41,441
ADC Telecommunications, Inc.
  (a)(b)......................       3,548         19,408
Arris Group, Inc. (a)(b)......         733          5,827


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Avocent Corp. (a)(b)..........         763   $     13,665
Brocade Communications
  Systems, Inc. (a)...........       3,425          9,590
CIENA Corp. (a)(b)............       3,416         22,887
Cisco Systems, Inc. (a).......      87,668      1,428,988
CommScope, Inc. (a)(b)........       1,165         18,104
Comtech Telecommunications
  Corp. (a)(b)................          91          4,170
Corning, Inc. ................      22,871        217,961
Digital Angel Corp. (a).......       1,533            767
EchoStar Corp. (Class A)
  (a)(b)......................         947         14,082
F5 Networks, Inc. (a)(b)......       1,295         29,604
Finisar Corp. (a)(b)..........       5,706          2,168
Harmonic, Inc. (a)............       2,186         12,263
Harris Corp. .................       3,275        124,614
InterDigital, Inc. (a)(b).....         372         10,230
JDS Uniphase Corp. (a)(b).....       4,903         17,896
Juniper Networks, Inc.
  (a)(b)......................       9,881        173,016
Motorola, Inc. (b)............      34,164        151,347
MRV Communications, Inc. (a)..       6,655          5,124
Occam Networks, Inc. (a)(b)...       1,326          3,182
Phazar Corp. (a)..............       1,328          2,776
Plantronics, Inc. (b).........         763         10,072
Polycom, Inc. (a).............       1,679         22,683
Proxim Wireless Corp. (a).....      10,269          2,054
QUALCOMM, Inc. (b)............      23,819        853,435
Relm Wireless Corp. (a).......         182            131
Tellabs, Inc. (a).............       9,752         40,178
                                             ------------
                                                3,257,663
                                             ------------
COMPUTERS & PERIPHERALS -- 3.7%
Apple, Inc. (a)(b)............      12,930      1,103,575
Avid Technology, Inc. (a)(b)..       1,277         13,932
Dell, Inc. (a)................      27,067        277,166
EMC Corp. (a).................      35,491        371,591
Hewlett-Packard Co. ..........      35,688      1,295,118
Icad, Inc. (a)(b).............       6,847          7,532
International Business
  Machines Corp. .............      19,440      1,636,070
Interphase Corp. (a)(b).......       1,529          2,538
Lexmark International, Inc.
  (Class A) (a)(b)............       1,617         43,497
NCR Corp. (a).................       3,560         50,338
NetApp, Inc. (a)..............       6,227         86,991
Novatel Wireless, Inc.
  (a)(b)......................       1,415          6,566
Palm, Inc. (a)(b).............       1,146          3,518
QLogic Corp. (a)(b)...........       4,543         61,058
SanDisk Corp. (a)(b)..........       5,397         51,811
Seagate Technology (b)........       7,748         34,324
Sun Microsystems, Inc. (a)....      12,817         48,961
Teradata Corp. (a)............       3,252         48,227
Western Digital Corp. (a)(b)..       4,539         51,972
                                             ------------
                                                5,194,785
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.4%
EMCOR Group, Inc. (a).........         764         17,136
Fluor Corp. ..................       3,518        157,853
Foster Wheeler, Ltd. (a)......       2,399         56,089
Jacobs Engineering Group, Inc.
  (a)(b)......................       3,525        169,552
KBR, Inc. (b).................       2,186         33,227
Quanta Services, Inc. (a)(b)..       2,642         52,312
The Shaw Group, Inc. (a)......       1,372         28,085
URS Corp. (a)(b)..............       1,023         41,708
                                             ------------
                                                  555,962
                                             ------------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (b).....         566         10,420
Headwaters, Inc. (a)(b).......         566          3,821
Martin Marietta Materials,
  Inc. (b)....................         902         87,566
Vulcan Materials Co. (b)......       1,786        124,270
                                             ------------
                                                  226,077
                                             ------------
CONSUMER FINANCE -- 0.5%
American Express Co. (b)......      15,348        284,706
AmeriCredit Corp. (a)(b)......       3,575         27,313
Capital One Financial Corp.
  (b).........................       5,680        181,135
Discover Financial Services...       6,979         66,510
SLM Corp. (a)(b)..............       8,066         71,787
The First Marblehead Corp.
  (a)(b)......................         372            480
                                             ------------
                                                  631,931
                                             ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a)......       4,672         89,703
Myers Industries, Inc. (b)....         518          4,144
Owens-Illinois, Inc. (a)......       3,678        100,520
Pactiv Corp. (a)(b)...........       4,497        111,885
Sealed Air Corp. (b)..........       4,448         66,453
Smurfit-Stone Container Corp.
  (a).........................       6,883          1,755
Temple-Inland, Inc. (b).......       2,219         10,651
                                             ------------
                                                  385,111
                                             ------------
DISTRIBUTORS -- 0.0% (d)
Genuine Parts Co. ............         948         35,892
LKQ Corp. (a)(b)..............       2,267         26,433
                                             ------------
                                                   62,325
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
Apollo Group, Inc. (a)........       2,566        196,607
Career Education Corp.
  (a)(b)......................       2,487         44,617
Corinthian Colleges, Inc.
  (a)(b)......................       1,910         31,267
DeVry, Inc. ..................         867         49,774
H&R Block, Inc. (b)...........       4,850        110,192
ITT Educational Services, Inc.
  (a)(b)......................       1,579        149,973
Service Corp. International...      10,336         51,370
Sotheby's (b).................       1,042          9,263
Strayer Education, Inc. (b)...         172         36,879
                                             ------------
                                                  679,942
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.7%
Bank of America Corp. ........      71,295      1,003,834
CIT Group, Inc. (b)...........       4,285         19,454
Citigroup, Inc. ..............      76,814        515,422
CME Group, Inc. ..............       1,028        213,937
Intercontinental Exchange,
  Inc. (a)....................       1,248        102,885
JPMorgan Chase & Co. .........      49,065      1,547,019
Leucadia National Corp. (a)...       4,517         89,437
Medallion Financial Corp.
  (b).........................         984          7,508
Moody's Corp. (b).............       4,339         87,170
NYSE Euronext (b).............       4,615        126,359
PHH Corp. (a).................       1,029         13,099
The Nasdaq OMX Group, Inc.
  (a)(b)......................       2,610         64,493
                                             ------------
                                                3,790,617
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.0%
AT&T, Inc. ...................      84,787      2,416,430
Cbeyond, Inc. (a)(b)..........          40            639
CenturyTel, Inc. (b)..........       1,712         46,789
Cogent Communications Group,
  Inc. (a)(b).................       2,660         17,370
Embarq Corp. .................       1,881         67,641


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
FairPoint Communications, Inc.
  (b).........................         715   $      2,345
Fibernet Telecom Group, Inc.
  (a)(b)......................       4,186         43,953
Frontier Communications Corp.
  (b).........................       9,163         80,085
GigOptix, Inc. (a)(b).........         765            765
Level 3 Communications, Inc.
  (a)(b)......................      13,318          9,323
Qwest Communications
  International, Inc. (b).....      29,973        109,102
SureWest Communications (b)...       2,708         30,925
tw telecom, inc. (a)(b).......       1,452         12,298
Verizon Communications,
  Inc. .......................      40,236      1,364,000
Windstream Corp. (b)..........       4,276         39,339
                                             ------------
                                                4,241,004
                                             ------------
ELECTRIC UTILITIES -- 2.3%
Allegheny Energy, Inc. .......       3,738        126,569
American Electric Power Co.,
  Inc. (b)....................       6,302        209,731
Brookfield Infrastructure
  Partners LP (b).............       1,880         21,056
Central Vermont Public Service
  Corp. (b)...................       5,176        123,499
DPL, Inc. ....................         124          2,832
Duke Energy Corp. (b).........      15,722        235,987
Edison International..........       5,125        164,615
Entergy Corp. ................       2,748        228,441
Exelon Corp. .................       9,770        543,310
FirstEnergy Corp. ............       4,753        230,901
FPL Group, Inc. ..............       5,459        274,751
Maine & Maritimes Corp. ......         124          4,817
MGE Energy, Inc. .............       3,205        105,765
Northeast Utilities...........       1,412         33,973
Pepco Holdings, Inc. .........       6,356        112,883
Pinnacle West Capital Corp. ..         310          9,960
PPL Corp. ....................       6,690        205,316
Progress Energy, Inc. ........       2,887        115,047
The Southern Co. (b)..........      11,130        411,810
Unitil Corp. (b)..............       2,401         49,581
                                             ------------
                                                3,210,844
                                             ------------
ELECTRICAL EQUIPMENT -- 0.7%
BTU International, Inc.
  (a)(b)......................         382          1,528
Capstone Turbine Corp.
  (a)(b)......................       7,983          6,706
Cooper Industries, Ltd. (Class
  A) (b)......................       3,930        114,874
Emerson Electric Co. .........      11,513        421,491
Energy Conversion Devices,
  Inc. (a)(b).................         824         20,773
Evergreen Solar, Inc. (a)(b)..         860          2,743
First Solar, Inc. (a)(b)......         650         89,674
GrafTech International, Ltd.
  (a).........................       2,105         17,514
Hubbell, Inc. (Class B) (b)...       2,134         69,739
PowerSecure International,
  Inc. (a)(b).................       3,045         10,018
Rockwell Automation, Inc. ....       2,919         94,108
Roper Industries, Inc. (b)....       2,495        108,308
SunPower Corp. (Class A)
  (a)(b)......................       1,076         39,812
                                             ------------
                                                  997,288
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.6%
Agilent Technologies, Inc.
  (a).........................       6,554        102,439
American Technology Corp.
  (a)(b)......................       3,994          3,395
Amphenol Corp. (Class A)......       4,411        105,776
Arrow Electronics, Inc. (a)...       3,472         65,412
Avnet, Inc. (a)...............       3,994         72,731
Benchmark Electronics, Inc.
  (a).........................         338          4,316
Dolby Laboratories, Inc.
  (Class A) (a)(b)............         954         31,253
FLIR Systems, Inc. (a)(b).....       1,836         56,328
Itron, Inc. (a)(b)............         557         35,503
Jabil Circuit, Inc. ..........       3,824         25,812
L-1 Identity Solutions, Inc.
  (a)(b)......................       2,217         14,943
Lightpath Technologies, Inc.
  (a)(b)......................       7,796          6,003
Mechanical Technology, Inc.
  (a)(b)......................         764            894
Molex, Inc. (b)...............       3,727         54,004
National Instruments Corp.
  (b).........................         763         18,587
RAE Systems, Inc. (a).........       4,371          2,448
Sanmina-SCI Corp. (a).........      14,254          6,699
Superconductor Technologies,
  Inc. (a)....................         172            174
Tech Data Corp. (a)...........         336          5,994
Trimble Navigation, Ltd.
  (a)(b)......................       3,659         79,071
Tyco Electronics, Ltd. .......       6,458        104,684
Vishay Intertechnology, Inc.
  (a)(b)......................       5,569         19,046
                                             ------------
                                                  815,512
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 1.7%
Baker Hughes, Inc. (b)........       4,536        145,470
BJ Services Co. ..............       5,433         63,403
Bronco Drilling Co., Inc.
  (a)(b)......................         439          2,836
Cal Dive International, Inc.
  (a)(b)......................         341          2,220
Cameron International Corp.
  (a)(b)......................       3,301         67,671
Diamond Offshore Drilling,
  Inc. (b)....................         763         44,971
ENSCO International, Inc.
  (b).........................       3,287         93,318
Exterran Holdings, Inc.
  (a)(b)......................         382          8,137
FMC Technologies, Inc.
  (a)(b)......................       2,008         47,851
Global Industries, Ltd.
  (a)(b)......................         386          1,347
Halliburton Co. ..............      14,817        269,373
Helmerich & Payne, Inc. (b)...       1,146         26,072
IHS, Inc. (Class A) (a)(b)....         726         27,167
Matrix Service Co. (a)(b).....         288          2,209
Nabors Industries, Ltd.
  (a)(b)......................       5,198         62,220
National-Oilwell Varco, Inc.
  (a).........................       7,929        193,785
Noble Corp. (b)...............       4,883        107,865
Omni Energy Services Corp.
  (a).........................       7,601          9,045
Patterson-UTI Energy, Inc.
  (b).........................       4,085         47,018
Precision Drilling Trust......       1,566         13,139
Pride International, Inc.
  (a)(b)......................       2,094         33,462
Rowan Cos., Inc. (b)..........       3,412         54,251
Schlumberger, Ltd. ...........      17,280        731,462
Smith International, Inc.
  (b).........................       2,814         64,412
Superior Energy Services, Inc.
  (a).........................       4,358         69,423
TGC Industries, Inc. (a)......       5,166         10,694
Tidewater, Inc. (b)...........         689         27,746
Weatherford International,
  Ltd. (a)(b).................       8,753         94,707
                                             ------------
                                                2,321,274
                                             ------------
FOOD & STAPLES RETAILING -- 2.8%
Costco Wholesale Corp. .......       7,125        374,062
CVS Caremark Corp. ...........      21,832        627,452
Safeway, Inc. (b).............       7,275        172,927
SUPERVALU, Inc. (b)...........       4,001         58,414
Sysco Corp. (b)...............       9,613        220,522
The Kroger Co. (b)............       8,843        233,544
Wal-Mart Stores, Inc. ........      32,598      1,827,444
Walgreen Co. (b)..............      13,362        329,640
Whole Foods Market, Inc. (b)..       1,915         18,078
                                             ------------
                                                3,862,083
                                             ------------
FOOD PRODUCTS -- 1.8%
Archer-Daniels-Midland Co.
  (b).........................      10,145        292,480
Bunge, Ltd. (b)...............       2,296        118,864
Campbell Soup Co. (b).........       4,915        147,499


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
ConAgra Foods, Inc. (b).......       8,867   $    146,305
Dean Foods Co. (a)(b).........       3,486         62,643
Del Monte Foods Co. ..........       9,245         66,009
Flowers Foods, Inc. (b).......       3,426         83,457
General Mills, Inc. ..........       5,393        327,625
H.J. Heinz Co. (b)............       5,716        214,922
Kellogg Co. ..................       2,970        130,235
Kraft Foods, Inc. (b).........      20,952        562,561
McCormick & Co., Inc. (b).....       1,712         54,544
Sanderson Farms, Inc. (b).....         178          6,152
Sara Lee Corp. ...............      12,668        124,020
Smithfield Foods, Inc.
  (a)(b)......................       1,769         24,890
The Hershey Co. (b)...........       2,686         93,312
The J.M. Smucker Co. (b)......         821         35,599
TreeHouse Foods, Inc. (a)(b)..         638         17,379
Tyson Foods, Inc. (Class A)
  (b).........................       5,736         50,247
                                             ------------
                                                2,558,743
                                             ------------
GAS UTILITIES -- 0.1%
Chesapeake Utilities Corp.
  (b).........................       3,657        115,122
Delta Natural Gas Co., Inc. ..         248          6,014
Energy West, Inc. ............         490          4,048
Questar Corp. (b).............       2,184         71,395
RGC Resources, Inc. ..........         124          3,162
                                             ------------
                                                  199,741
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
ABIOMED, Inc. (a)(b)..........       1,799         29,540
Advanced Medical Optics, Inc.
  (a)(b)......................       2,105         13,914
Align Technology, Inc.
  (a)(b)......................         313          2,739
American Medical Systems
  Holdings, Inc. (a)(b).......         178          1,600
Angeion Corp. (a)(b)..........       3,230          9,690
Baxter International, Inc. ...       9,338        500,423
Becton, Dickinson & Co. ......       3,753        256,668
Boston Scientific Corp. (a)...      16,762        129,738
Bovie Medical Corp. (a)(b)....       1,232          7,626
C.R. Bard, Inc. (b)...........       1,964        165,487
Cambridge Heart, Inc. (a)(b)..      12,349            938
Covidien, Ltd. ...............       7,198        260,855
Daxor Corp. ..................         124          1,910
DENTSPLY International, Inc.
  (b).........................       1,540         43,490
Edwards Lifesciences Corp.
  (a)(b)......................       2,049        112,593
ev3, Inc. (a)(b)..............       2,606         15,897
Gen-Probe, Inc. (a)...........         720         30,845
Hologic, Inc. (a)(b)..........       6,403         83,687
Hospira, Inc. (a).............       3,287         88,157
Immucor, Inc. (a).............       1,084         28,813
Insite Vision, Inc. (a)(b)....       4,557            866
Intuitive Surgical, Inc.
  (a)(b)......................         517         65,654
Inverness Medical Innovations,
  Inc. (a)(b).................       1,413         26,720
Kinetic Concepts, Inc.
  (a)(b)......................       1,363         26,142
MAKO Surgical Corp. (a)(b)....         612          4,088
Masimo Corp. (a)(b)...........         901         26,877
Medtronic, Inc. ..............      16,148        507,370
Mentor Corp. .................       1,345         41,601
NuVasive, Inc. (a)(b).........         676         23,423
ResMed, Inc. (a)(b)...........         908         34,032
St. Jude Medical, Inc. (a)....       5,389        177,621
Stryker Corp. (b).............       4,000        159,800
Thoratec Corp. (a)(b).........       1,062         34,504
Varian Medical Systems, Inc.
  (a).........................       2,737         95,904
Vascular Solutions, Inc.
  (a)(b)......................       1,108          9,994
Volcano Corp. (a).............         137          2,055
Zimmer Holdings, Inc. (a).....       3,342        135,084
                                             ------------
                                                3,156,345
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.3%
Aetna, Inc. ..................       6,681        190,408
Almost Family, Inc. (a)(b)....         124          5,578
Amedisys, Inc. (a)(b).........         515         21,290
AmerisourceBergen Corp. ......       4,157        148,239
Cardinal Health, Inc. (b).....       6,522        224,813
CIGNA Corp. ..................       5,632         94,899
Coventry Health Care, Inc.
  (a)(b)......................       2,866         42,646
DaVita, Inc. (a)..............       2,149        106,526
Dialysis Corp. of America
  (a).........................         372          2,604
Express Scripts, Inc. (Class
  A) (a)......................       3,904        214,642
Health Management Associates,
  Inc. (Class A) (a)(b).......       4,418          7,908
Health Net, Inc. (a)(b).......       2,876         31,320
Healthsouth Corp. (a)(b)......         372          4,077
Healthways, Inc. (a)..........         382          4,385
Henry Schein, Inc. (a)(b).....       2,544         93,339
Humana, Inc. (a)..............       3,002        111,915
Laboratory Corp. of America
  Holdings (a)(b).............       2,553        164,439
Lincare Holdings, Inc. (a)....       2,360         63,555
McKesson Corp. (b)............       4,715        182,612
Medco Health Solutions, Inc.
  (a).........................       8,700        364,617
Omnicare, Inc. (b)............       2,477         68,762
Patterson Cos., Inc. (a)(b)...       2,479         46,481
PharMerica Corp. (a)(b).......         346          5,422
PSS World Medical, Inc.
  (a)(b)......................         248          4,667
Psychiatric Solutions, Inc.
  (a)(b)......................         566         15,763
Quest Diagnostics, Inc. (b)...       2,016        104,651
Tenet Healthcare Corp. (a)....       9,041         10,397
UnitedHealth Group, Inc. .....      18,059        480,369
VCA Antech, Inc. (a)(b).......       2,614         51,966
WellCare Health Plans, Inc.
  (a).........................         336          4,321
WellPoint, Inc. (a)...........       8,092        340,916
                                             ------------
                                                3,213,527
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.1%
HLTH Corp. (a)(b).............       2,228         23,305
IMS Health, Inc. .............       5,272         79,924
Phase Forward, Inc. (a).......       1,456         18,229
Transcend Services, Inc.
  (a)(b)......................         372          3,649
                                             ------------
                                                  125,107
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
Bob Evans Farms, Inc. (b).....       4,322         88,298
Brinker International, Inc. ..       1,574         16,590
Carnival Corp. ...............       6,288        152,924
Darden Restaurants, Inc. (b)..       3,254         91,698
Gaylord Entertainment Co.
  (a)(b)......................         566          6,135
International Game Technology
  (b).........................       6,060         72,053
Interval Leisure Group, Inc.
  (a).........................         850          4,581
Las Vegas Sands Corp. (a)(b)..       1,880         11,148
Marriott International, Inc.
  (Class A)...................       5,809        112,985
McDonald's Corp. .............      16,189      1,006,794
MGM Mirage, Inc. (a)(b).......       2,276         31,318
Orient-Express Hotels, Ltd.
  (Class A) (b)...............         416          3,187
Panera Bread Co. (Class A)
  (a)(b)......................         382         19,956
Penn National Gaming, Inc.
  (a).........................       1,276         27,281


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Ruby Tuesday, Inc. (a)(b).....         948   $      1,479
Scientific Games Corp. (Class
  A) (a)(b)...................       3,011         52,813
Starbucks Corp. (a)(b)........      11,019        104,240
Starwood Hotels & Resorts
  Worldwide, Inc. (b).........       3,348         59,929
The Cheesecake Factory, Inc.
  (a)(b)......................       3,225         32,572
The Steak n Shake Co. (a)(b)..       3,983         23,699
Wendy's/Arby's Group, Inc. ...       8,854         43,739
Wyndham Worldwide Corp. (b)...       2,952         19,336
Wynn Resorts, Ltd. (a)(b).....       1,638         69,222
Yum! Brands, Inc. ............       8,558        269,577
                                             ------------
                                                2,321,554
                                             ------------
HOUSEHOLD DURABLES -- 0.6%
American Greetings Corp.
  (Class A) (b)...............       3,158         23,906
Bassett Furniture Industries,
  Inc. (b)....................       5,066         16,971
Beazer Homes USA, Inc.
  (a)(b)......................       1,383          2,185
Centex Corp. (b)..............       5,329         56,701
D.R. Horton, Inc. (b).........       5,390         38,107
Fortune Brands, Inc. .........       2,263         93,417
Garmin, Ltd. (b)..............       2,084         39,950
Handheld Entertainment, Inc.
  (a).........................         518             14
Harman International
  Industries, Inc. (b)........       1,363         22,803
Hovnanian Enterprises, Inc.
  (a)(b)......................         592          1,018
Jarden Corp. (a)(b)...........          80            920
KB HOME (b)...................       3,189         43,434
Leggett & Platt, Inc. (b).....       4,324         65,682
Lennar Corp. (Class A) (b)....       3,520         30,518
Mohawk Industries, Inc.
  (a)(b)......................         763         32,786
National Presto Industries,
  Inc. (b)....................         676         52,052
Newell Rubbermaid, Inc. ......       5,917         57,868
NVR, Inc. (a)(b)..............         129         58,856
Pulte Homes, Inc. (b).........       6,247         68,280
Ryland Group, Inc. (b)........       1,235         21,823
The Black & Decker Corp. (b)..       1,517         63,426
Toll Brothers, Inc. (a)(b)....       2,491         53,382
Whirlpool Corp. (b)...........       1,365         56,443
                                             ------------
                                                  900,542
                                             ------------
HOUSEHOLD PRODUCTS -- 2.7%
Church & Dwight Co., Inc.
  (b).........................       2,673        150,009
Colgate-Palmolive Co. ........       7,421        508,635
Energizer Holdings, Inc.
  (a)(b)......................       1,793         97,073
Kimberly-Clark Corp. .........       6,023        317,653
Procter & Gamble Co. (b)......      42,101      2,602,684
The Clorox Co. ...............       2,020        112,231
                                             ------------
                                                3,788,285
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
AMEN Properties, Inc. (a)(b)..         372          1,674
Calpine Corp. (a)(b)..........       2,556         18,608
Constellation Energy Group,
  Inc. (b)....................       3,058         76,725
Mirant Corp. (a)..............       3,787         71,461
NRG Energy, Inc. (a)(b).......       5,261        122,739
Reliant Energy, Inc. (a)......       7,695         44,477
The AES Corp. (a).............      11,054         91,085
                                             ------------
                                                  426,769
                                             ------------
INDUSTRIAL CONGLOMERATES -- 2.2%
3M Co. (b)....................       9,438        543,062
General Electric Co. .........     142,485      2,308,257
McDermott International, Inc.
  (a)(b)......................       4,423         43,699
Textron, Inc. ................       3,957         54,884
Tyco International, Ltd. (b)..       6,676        144,202
                                             ------------
                                                3,094,104
                                             ------------
INSURANCE -- 3.9%
AFLAC, Inc. ..................       6,766        310,153
AMBAC Financial Group, Inc.
  (b).........................       2,084          2,709
American International Group,
  Inc. (b)....................      32,442         50,934
American Physicians Service
  Group, Inc. ................       1,801         38,739
AON Corp. ....................       5,242        239,455
Arthur J. Gallagher & Co.
  (b).........................         490         12,696
Assurant, Inc. ...............       3,435        103,050
Berkshire Hathaway, Inc.
  (Class A) (a)(b)............          14      1,352,400
Chubb Corp. ..................       5,796        295,596
Cincinnati Financial Corp.
  (b).........................       2,146         62,384
Crawford & Co. (Class B)
  (a)(b)......................         490          7,125
Donegal Group, Inc. (Class A)
  (b).........................       2,092         35,083
Eastern Insurance Holdings,
  Inc. .......................         984          7,902
Everest Re Group, Ltd. .......         910         69,287
Fidelity National Financial,
  Inc. (Class A) (b)..........       4,258         75,579
Genworth Financial, Inc.
  (Class A) (b)...............       5,183         14,668
Hartford Financial Services
  Group, Inc. ................       4,174         68,537
IPC Holdings, Ltd. ...........       1,655         49,484
Lincoln National Corp. (b)....       4,071         76,698
Loews Corp. ..................       7,363        208,005
Marsh & McLennan Cos., Inc. ..       7,095        172,196
MBIA, Inc. (a)(b).............       2,621         10,667
Mercer Insurance Group,
  Inc. .......................         372          4,702
MetLife, Inc. (b).............       6,381        222,442
Nationwide Financial Services,
  Inc. (Class A) (b)..........         514         26,836
NYMAGIC, Inc. (b).............       1,701         32,404
Old Republic International
  Corp. (b)...................       2,408         28,703
PartnerRe, Ltd. ..............         303         21,595
PMA Capital Corp. (a).........       3,499         24,773
Principal Financial Group,
  Inc. (b)....................       4,770        107,659
ProAssurance Corp. (a)........       2,090        110,310
Prudential Financial, Inc. ...       6,193        187,400
Reinsurance Group of America,
  Inc. .......................         856         36,654
RenaissanceRe Holdings,
  Ltd. .......................       1,044         53,829
SeaBright Insurance Holdings,
  Inc. (a)(b).................       2,443         28,681
Selective Insurance Group,
  Inc. .......................       4,652        106,670
The Allstate Corp. ...........       9,381        307,322
The Hanover Insurance Group,
  Inc. .......................       1,707         73,350
The Phoenix Cos., Inc. (b)....       6,906         22,583
The Progressive Corp. ........       9,653        142,961
The Travelers Cos., Inc. .....       9,272        419,094
Torchmark Corp. (b)...........         689         30,798
Transatlantic Holdings, Inc.
  (b).........................         346         13,861
Unico American Corp. (a)(b)...       4,715         41,539
Unum Group....................       6,593        122,630
WR Berkley Corp. .............       1,360         42,160
XL Capital, Ltd. (Class A)
  (b).........................       1,953          7,226
                                             ------------
                                                5,479,529
                                             ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)(b).......       5,328   $    273,220
Expedia, Inc. (a).............       4,242         34,954
HSN, Inc. (a)(b)..............         850          6,179
Liberty Media Holding
  Corp. -- Interactive (Series
  A) (a)(b)...................       9,689         30,230
Priceline.com, Inc. (a)(b)....         427         31,449
Ticketmaster (a)(b)...........         850          5,457
                                             ------------
                                                  381,489
                                             ------------
INTERNET SOFTWARE & SERVICES -- 1.3%
Akamai Technologies, Inc.
  (a)(b)......................       4,400         66,396
Art Technology Group, Inc.
  (a).........................       5,516         10,646
EarthLink, Inc. (a)(b)........       7,491         50,639
eBay, Inc. (a)................      15,072        210,405
EDGAR Online, Inc. (a)(b).....         568            710
Equinix, Inc. (a)(b)..........         417         22,180
Google, Inc. (Class A) (a)....       3,357      1,032,781
IAC/InterActiveCorp (a)(b)....       2,117         33,301
Internap Network Services
  Corp. (a)(b)................       4,443         11,108
Local.com Corp. (a)(b)........       4,752          7,603
Move, Inc. (a)(b).............       1,712          2,739
NaviSite, Inc. (a)............       6,463          2,585
Quepasa Corp. (a)(b)..........       5,898          9,850
Terremark Worldwide, Inc.
  (a)(b)......................       3,124         12,152
VeriSign, Inc. (a)(b).........       4,382         83,609
VistaPrint, Ltd. (a)(b).......       1,016         18,908
Websense, Inc. (a)(b).........         689         10,314
Yahoo!, Inc. (a)(b)...........      16,481        201,068
                                             ------------
                                                1,786,994
                                             ------------
IT SERVICES -- 1.4%
Accenture, Ltd. (Class A).....       6,393        209,627
Affiliated Computer Services,
  Inc. (Class A) (a)..........       2,265        104,077
Alliance Data Systems Corp.
  (a)(b)......................         992         46,158
Automatic Data Processing,
  Inc. (b)....................       8,109        319,008
Broadridge Financial
  Solutions, Inc. ............       2,021         25,343
Cognizant Technology Solutions
  Corp. (Class A) (a)(b)......       5,107         92,232
Computer Sciences Corp.
  (a)(b)......................       3,323        116,770
Fidelity National Information
  Services, Inc. .............       4,362         70,970
Fiserv, Inc. (a)..............       3,548        129,041
Lender Processing Services,
  Inc. (b)....................       2,024         59,607
Mastercard, Inc. (Class A)
  (b).........................       1,196        170,944
Metavante Technologies, Inc.
  (a)(b)......................         510          8,216
Paychex, Inc. (b).............       5,655        148,613
SAIC, Inc. (a)................       1,232         23,999
The Western Union Co. (b).....       9,934        142,454
Total System Services, Inc. ..         677          9,478
Unisys Corp. (a)..............       9,356          7,953
Visa, Inc. (Class A) (b)......       6,087        319,263
                                             ------------
                                                2,003,753
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. (b)...........       2,524         10,626
Eastman Kodak Co. (b).........       5,284         34,769
Hasbro, Inc. (b)..............       3,520        102,678
Mattel, Inc. .................       8,026        128,416
Pool Corp. (b)................       2,432         43,703
                                             ------------
                                                  320,192
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Affymetrix, Inc. (a)(b).......       1,641          4,907
AMAG Pharmaceuticals, Inc.
  (a)(b)......................         302         10,827
Charles River Laboratories
  International, Inc. (a)(b)..         948         24,838
Covance, Inc. (a)(b)..........         763         35,121
Illumina, Inc. (a)(b).........       1,187         30,921
Life Technologies Corp. (a)...       5,048        117,669
Medivation, Inc. (a)(b).......       1,413         20,587
Millipore Corp. (a)(b)........       1,668         85,935
Nektar Therapeutics (a)(b)....       1,146          6,372
PerkinElmer, Inc. ............       4,329         60,216
Pure Bioscience (a)(b)........      13,300         40,964
Sequenom, Inc. (a)(b).........       1,872         37,140
Techne Corp. .................       1,506         97,167
Thermo Fisher Scientific, Inc.
  (a)(b)......................       5,908        201,286
Waters Corp. (a)(b)...........       2,234         81,876
                                             ------------
                                                  855,826
                                             ------------
MACHINERY -- 2.0%
AGCO Corp. (a)(b).............         555         13,092
Bucyrus International, Inc.
  (Class A) (b)...............       1,107         20,502
Caterpillar, Inc. ............       9,470        423,025
CLARCOR, Inc. (b).............         763         25,316
Crane Co. ....................         763         13,154
Cummins, Inc. (b).............       2,480         66,290
Danaher Corp. (b).............       3,431        194,229
Deere & Co. ..................       6,253        239,615
Donaldson Co., Inc. (b).......         687         23,118
Dover Corp. (b)...............       2,704         89,016
Eaton Corp. (b)...............       2,578        128,152
Federal Signal Corp. .........       5,406         44,383
Flowserve Corp. (b)...........         783         40,325
Harsco Corp. .................       3,323         91,981
IDEX Corp. (b)................       4,410        106,502
Illinois Tool Works, Inc.
  (b).........................       6,870        240,794
Ingersoll-Rand Co., Ltd.
  (Class A)...................       6,166        106,980
ITT Corp. ....................       3,379        155,400
John Bean Technologies
  Corp. ......................         431          3,521
Joy Global, Inc. .............       3,573         81,786
Lincoln Electric Holdings,
  Inc. (b)....................         566         28,826
Oshkosh Corp. (b).............         948          8,428
PACCAR, Inc. (b)..............       4,991        142,743
Pall Corp. ...................       4,279        121,652
Parker-Hannifin Corp. ........       3,549        150,974
Pentair, Inc. (b).............       2,493         59,009
SPX Corp. ....................       1,531         62,082
Terex Corp. (a)(b)............       1,619         28,041
The Manitowoc Co., Inc. (b)...       2,216         19,191
The Timken Co. ...............       3,634         71,335
Watts Water Technologies, Inc.
  (b).........................       2,576         64,323
                                             ------------
                                                2,863,785
                                             ------------
MEDIA -- 2.5%
Ascent Media Corp. (Class A)
  (a).........................         211          4,608
Cablevision Systems Corp.
  (Class A) (b)...............       4,225         71,149
CBS Corp. (b).................      10,370         84,930
Charter Communications, Inc.
  (a)(b)......................       9,124            746
Citadel Broadcasting Corp.
  (a).........................       2,133            341
Comcast Corp. (Class A) (b)...      41,118        694,072


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Discovery Communications, Inc.
  (Class A) (a)(b)............       2,105   $     29,807
DISH Network Corp. (Class A)
  (a)(b)......................       4,752         52,700
Gannett Co., Inc. (b).........       3,259         26,072
Journal Communications,
  Inc. .......................       5,533         13,556
Knology, Inc. (a)(b)..........       3,802         19,618
Lamar Advertising Co. (a)(b)..       1,900         23,864
Liberty Global, Inc. (a)(b)...       6,316        100,551
Liberty Media
  Corp. -- Entertainment
  (Series A) (a)..............       7,758        135,610
Liberty Media Corp. -- Capital
  (Series A) (a)(b)...........       1,935          9,114
Live Nation, Inc. (a)(b)......       1,062          6,096
LodgeNet Interactive Corp.
  (a)(b)......................         261            183
McClatchy Co. (Class A) (b)...         372            298
News Corp. (Class A)..........      33,504        304,551
Omnicom Group, Inc. (b).......       5,586        150,375
R.H. Donnelley Corp. (a)(b)...         610            226
Scripps Networks Interactive
  (Class A) (b)...............       1,064         23,408
Sirius XM Radio, Inc. (a)(b)..      39,299          4,716
The DIRECTV Group, Inc.
  (a)(b)......................       9,783        224,128
The E.W. Scripps Co. (Class A)
  (b).........................         382            844
The Interpublic Group of Cos.,
  Inc. (a)(b).................       8,842         35,014
The McGraw-Hill Cos., Inc. ...       5,841        135,453
The New York Times Co. (Class
  A) (b)......................       1,759         12,893
The Walt Disney Co. ..........      25,294        573,921
Time Warner, Inc. (b).........      56,357        566,951
Viacom, Inc. (a)..............       7,981        152,118
Virgin Media, Inc. (b)........       4,646         23,184
                                             ------------
                                                3,481,097
                                             ------------
METALS & MINING -- 0.8%
AK Steel Holding Corp. .......       1,673         15,592
Alcoa, Inc. (b)...............      12,924        145,524
Allegheny Technologies, Inc.
  (b).........................       1,506         38,448
Cliffs Natural Resources,
  Inc. .......................       1,123         28,760
Commercial Metals Co. ........         372          4,416
Freeport-McMoRan Copper &
  Gold, Inc. .................       6,551        160,107
Metalline Mining, Inc.
  (a)(b)......................      11,599          2,900
Newmont Mining Corp. (b)......       8,772        357,020
Nucor Corp. (b)...............       5,183        239,455
Southern Copper Corp. (b).....       3,124         50,172
Steel Dynamics, Inc. (b)......       2,666         29,806
Titanium Metals Corp. (b).....       1,910         16,827
United States Steel Corp. ....       2,316         86,155
Worthington Industries, Inc.
  (b).........................         864          9,521
                                             ------------
                                                1,184,703
                                             ------------
MULTI-UTILITIES -- 1.2%
Ameren Corp. (b)..............       3,041        101,144
CMS Energy Corp. (b)..........       6,000         60,660
Consolidated Edison, Inc. ....       3,996        155,564
Dominion Resources, Inc. (b)..       9,162        328,366
DTE Energy Co. (b)............       1,529         54,539
Florida Public Utilities
  Co. ........................         612          6,432
NiSource, Inc. ...............       1,896         20,799
PG&E Corp. (b)................       6,549        253,512
PNM Resources, Inc. (b).......         763          7,691
Public Service Enterprise
  Group, Inc. ................       6,591        192,260
Puget Energy, Inc. ...........       1,636         44,614
Sempra Energy.................       3,519        150,015
TECO Energy, Inc. (b).........       6,337         78,262
Wisconsin Energy Corp. (b)....       1,506         63,222
Xcel Energy, Inc. ............       8,359        155,059
                                             ------------
                                                1,672,139
                                             ------------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (a)............       2,712         39,297
Dillard's, Inc. (Class A)
  (b).........................         948          3,763
Dollar Tree Stores, Inc.
  (a)(b)......................       3,377        141,159
Family Dollar Stores, Inc.
  (b).........................       3,647         95,077
J. C. Penney Co., Inc. (b)....       4,085         80,474
Kohl's Corp. (a)..............       4,618        167,172
Macy's, Inc. (b)..............       8,573         88,730
Nordstrom, Inc. (b)...........       4,103         54,611
Sears Holdings Corp. (a)(b)...       1,370         53,252
Target Corp. (b)..............      10,588        365,604
                                             ------------
                                                1,089,139
                                             ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. ..................      14,360        114,449
Zebra Technologies Corp.
  (Class A) (a)(b)............       1,755         35,556
                                             ------------
                                                  150,005
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 10.7%
Abraxas Petroleum Corp.
  (a)(b)......................       5,703          4,106
Adams Resources & Energy,
  Inc. .......................         372          6,324
Alpha Natural Resources, Inc.
  (a).........................       1,073         17,372
Anadarko Petroleum Corp. (b)..       6,659        256,704
Apache Corp. .................       4,994        372,203
Approach Resources, Inc. (a)..         490          3,582
Arch Coal, Inc. (b)...........       3,046         49,619
Arena Resources, Inc. (a)(b)..         821         23,062
ATP Oil & Gas Corp. (a)(b)....         312          1,825
Barnwell Industries, Inc. ....         860          3,827
Blue Dolphin Energy Co. (a)...      15,014          5,255
BPZ Resources, Inc. (a)(b)....       1,232          7,885
Cano Petroleum, Inc. (a)(b)...       5,703          2,509
Cheniere Energy, Inc. (a)(b)..         907          2,585
Chesapeake Energy Corp. (b)...       7,603        122,940
Chevron Corp. ................      29,972      2,217,029
Clayton Williams Energy, Inc.
  (a)(b)......................         124          5,634
Concho Resources, Inc.
  (a)(b)......................       1,124         25,650
ConocoPhillips (b)............      20,762      1,075,472
CONSOL Energy, Inc. ..........       4,078        116,549
Contango Oil & Gas Co.
  (a)(b)......................         248         13,962
CREDO Petroleum Corp. (a)(b)..         490          4,126
Cross Timbers Royalty Trust
  (b).........................       2,388         66,506
Crosstex Energy LP............       2,222          9,710
Delta Petroleum Corp. (a)(b)..       1,101          5,241
Denbury Resources, Inc.
  (a)(b)......................       9,827        107,311
Devon Energy Corp. ...........       6,630        435,657
Double Eagle Petroleum Co.
  (a)(b)......................         860          6,037
Dune Energy, Inc. (a)(b)......       4,371            787
El Paso Corp. (b).............      12,302         96,325
Encore Acquisition Co.
  (a)(b)......................         566         14,444
Energy Transfer Partners LP
  (b).........................         824         28,024
Enterprise Products Partners
  LP..........................       5,027        104,210
EOG Resources, Inc. ..........       3,912        260,461
Exxon Mobil Corp. ............      73,889      5,898,559
Forest Oil Corp. (a)(b).......         763         12,582


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Frontier Oil Corp. (b)........         720   $      9,094
Gasco Energy, Inc. (a)(b).....       9,697          3,782
Genesis Energy LP (b).........       2,776         24,234
GeoResources, Inc. (a)(b).....         372          3,233
Global Energy Holdings Group
  (a).........................       8,496          1,104
GMX Resources, Inc. (a)(b)....         248          6,279
GreenHunter Energy, Inc.
  (a)(b)......................         372          1,830
Hess Corp. (b)................       4,099        219,870
Hiland Partners LP (b)........         490          2,514
Holly Corp. (b)...............         763         13,909
Holly Energy Partners LP......         490         10,461
Houston American Energy Corp.
  (b).........................       7,798         26,357
Hugoton Royalty Trust (b).....         352          5,650
Isramco, Inc. (a).............         124          3,875
Kinder Morgan Energy Partners
  LP (b)......................       1,660         75,945
Linn Energy LLC (b)...........       2,810         42,066
Marathon Oil Corp. ...........      11,410        312,178
Massey Energy Co. (b).........       2,183         30,104
Mexco Energy Corp. (a)........         248          3,073
Murphy Oil Corp. (b)..........       3,002        133,139
Newfield Exploration Co.
  (a)(b)......................       1,622         32,034
Noble Energy, Inc. (b)........       3,218        158,390
Occidental Petroleum Corp.
  (b).........................      12,012        720,600
ONEOK Partners LP (b).........         696         31,703
Panhandle Oil & Gas, Inc.
  (b).........................         372          6,696
Patriot Coal Corp. (a)(b).....         720          4,500
Peabody Energy Corp. .........       4,116         93,639
Petrohawk Energy Corp.
  (a)(b)......................       3,555         55,565
Pioneer Natural Resources Co.
  (b).........................       2,844         46,016
Plains All American Pipeline
  LP..........................       2,537         88,008
Plains Exploration &
  Production Co. (a)(b).......       2,596         60,331
PrimeEnergy Corp. (a)(b)......         124          6,442
Range Resources Corp. ........       4,641        159,604
Rex Energy Corp. (a)(b).......       1,108          3,257
SandRidge Energy, Inc.
  (a)(b)......................         167          1,027
Southwestern Energy Co.
  (a)(b)......................       5,470        158,466
Spectra Energy Corp. .........       7,811        122,945
St. Mary Land & Exploration
  Co. (b).....................       3,002         60,971
Stone Energy Corp. (a)(b).....          31            342
Sunoco, Inc. (b)..............       2,478        107,694
Tesoro Corp. (b)..............       3,543         46,661
The Williams Cos., Inc. (b)...       9,420        136,402
Toreador Resources Corp.
  (a)(b)......................         984          5,402
TransMontaigne Partners LP
  (b).........................         612          8,140
Ultra Petroleum Corp. (a).....       1,872         64,603
Valero Energy Corp. ..........       9,144        197,876
Walter Industries, Inc. ......         861         15,076
Whiting Petroleum Corp. (a)...          45          1,506
XTO Energy, Inc. .............       7,752        273,413
Zion Oil & Gas, Inc. (a)......       1,232          7,996
                                             ------------
                                               14,988,076
                                             ------------
PAPER & FOREST PRODUCTS -- 0.2%
International Paper Co. (b)...       7,681         90,636
MeadWestvaco Corp. ...........       5,013         56,095
Weyerhaeuser Co. (b)..........       3,179         97,309
                                             ------------
                                                  244,040
                                             ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ..........       7,095        170,493
The Estee Lauder Cos., Inc.
  (Class A) (b)...............       2,861         88,576
                                             ------------
                                                  259,069
                                             ------------
PHARMACEUTICALS -- 6.6%
Abbott Laboratories...........      21,918      1,169,764
Allergan, Inc. ...............       4,454        179,585
Auxilium Pharmaceuticals, Inc.
  (a)(b)......................         911         25,909
Bristol-Myers Squibb Co. .....      27,367        636,283
Cortex Pharmaceuticals, Inc.
  (a).........................       3,425          1,952
Eli Lilly & Co. ..............      13,627        548,759
Emisphere Technologies, Inc.
  (a).........................         767            606
Endo Pharmaceuticals Holdings,
  Inc. (a)(b).................       1,774         45,911
Forest Laboratories, Inc.
  (a).........................       6,016        153,228
Johnson & Johnson.............      39,923      2,388,593
King Pharmaceuticals, Inc.
  (a)(b)......................       2,889         30,681
Merck & Co., Inc. (b).........      31,037        943,525
Middlebrook Pharmaceuticals,
  Inc. (a)(b).................       9,692         14,538
Mylan, Inc. (a)(b)............       5,789         57,253
Penwest Pharmaceuticals Co.
  (a)(b)......................         510            801
Perrigo Co. (b)...............       1,255         40,549
Pfizer, Inc. .................      97,230      1,721,943
Questcor Pharmaceuticals, Inc.
  (a)(b)......................       1,353         12,596
Replidyne, Inc. (a)(b)........       2,277          2,118
Repros Therapeutics, Inc.
  (a)(b)......................       3,424         36,020
Schering-Plough Corp. (b).....      23,433        399,064
Sepracor, Inc. (a)(b).........       2,047         22,476
Spectrum Pharmaceuticals, Inc.
  (a)(b)......................       3,127          4,565
Sucampo Pharmaceuticals, Inc.
  (Class A) (a)(b)............         372          2,139
Valeant Pharmaceuticals
  International (a)(b)........          44          1,008
VIVUS, Inc. (a)(b)............       3,930         20,908
Watson Pharmaceuticals, Inc.
  (a)(b)......................       2,614         69,454
Wyeth.........................      19,007        712,953
                                             ------------
                                                9,243,181
                                             ------------
PROFESSIONAL SERVICES -- 0.3%
Equifax, Inc. (b).............       3,113         82,557
Hudson Highland Group, Inc.
  (a).........................         209            700
Manpower, Inc. ...............       1,104         37,525
Monster Worldwide, Inc.
  (a)(b)......................       3,239         39,160
Robert Half International,
  Inc. (b)....................       4,203         87,506
The Dun & Bradstreet Corp. ...       1,731        133,633
                                             ------------
                                                  381,081
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
Agree Realty Corp. (b)........       3,754         68,060
AMB Property Corp. (b)........       1,146         26,839
American Campus Communities,
  Inc. (b)....................         479          9,810
American Land Lease, Inc.
  (b).........................       3,293         45,509
Annaly Capital Management,
  Inc. (b)....................       6,562        104,139
Anthracite Capital, Inc. (b)..       9,506         21,198
Apartment Investment &
  Management Co. (Class A)
  (b).........................       2,378         27,466
Ashford Hospitality Trust,
  Inc. (b)....................       8,373          9,629
Avalonbay Communities, Inc.
  (b).........................         932         56,461
BioMed Realty Trust, Inc.
  (b).........................       1,504         17,627
Boston Properties, Inc. (b)...       1,320         72,600


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
BRE Properties, Inc. (b)......         907   $     25,378
CapitalSource, Inc. (b).......       1,626          7,512
Care Investment Trust, Inc.
  (b).........................       2,990         23,292
CBL & Associates Properties,
  Inc. (b)....................       1,138          7,397
Cedar Shopping Centers, Inc.
  (b).........................       2,553         18,075
Cogdell Spencer, Inc. (b).....       1,765         16,520
Corporate Office Properties
  Trust (b)...................       3,114         95,600
Developers Diversified Realty
  Corp. (b)...................       2,184         10,658
Digital Realty Trust, Inc.
  (b).........................         729         23,948
Duke Realty Corp. (b).........       2,428         26,611
Equity Residential............       5,451        162,549
Extra Space Storage, Inc.
  (b).........................       2,186         22,559
Friedman, Billings, Ramsey
  Group, Inc. (a)(b)..........       6,294          1,070
General Growth Properties,
  Inc. (b)....................       5,627          7,259
Glimcher Realty Trust (b).....       4,502         12,651
Gramercy Capital Corp. (b)....         903          1,156
HCP, Inc. ....................       2,289         63,565
Home Properties, Inc. (b).....         372         15,103
Hospitality Properties Trust
  (b).........................       1,283         19,078
Host Hotels & Resorts, Inc.
  (b).........................      10,706         81,044
Investors Real Estate Trust
  (b).........................      10,475        112,187
iStar Financial, Inc. (b).....         687          1,532
Kimco Realty Corp. (b)........       2,130         38,936
Kite Realty Group Trust (b)...         551          3,064
LaSalle Hotel Properties (b)..       3,512         38,808
Lexington Realty Trust (b)....       2,008         10,040
Liberty Property Trust........         299          6,826
Maguire Properties, Inc.
  (a)(b)......................         729          1,064
Monmouth Real Estate
  Investment Corp. (b)........       6,374         44,618
National Retail Properties,
  Inc. (b)....................       7,618        130,953
Nationwide Health Properties,
  Inc. (b)....................       1,324         38,025
Pennsylvania Real Estate
  Investment Trust (b)........       3,000         22,350
Pittsburgh & West Virginia
  Railroad (b)................       2,751         39,477
Plum Creek Timber Co., Inc.
  (b).........................       4,728        164,251
Post Properties, Inc. (b).....         566          9,339
ProLogis (b)..................       5,083         70,603
Public Storage (b)............         937         74,491
Ramco-Gershenson Properties
  Trust.......................         271          1,675
Realty Income Corp. (b).......       2,186         50,606
Senior Housing Properties
  Trust (b)...................         312          5,591
Simon Property Group, Inc.
  (b).........................       3,391        180,164
Tanger Factory Outlet Centers,
  Inc. (b)....................       4,103        154,355
The Macerich Co. (b)..........         866         15,727
Transcontinental Realty
  Investors, Inc. (a)(b)......         844          9,706
UDR, Inc. (b).................       1,199         16,534
Urstadt Biddle Properties
  (Class A) (b)...............       5,760         91,757
Ventas, Inc. (b)..............       1,731         58,110
Vornado Realty Trust..........         853         51,479
Weingarten Realty Investors
  (b).........................       1,713         35,442
                                             ------------
                                                2,578,073
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
American Realty Investors,
  Inc. (a)....................         248          2,220
Brookfield Properties Corp. ..       2,393         18,498
CB Richard Ellis Group, Inc.
  (Class A) (a)...............       5,832         25,194
CKX Lands, Inc. ..............       1,297         17,574
Forestar Real Estate Group,
  Inc. (a)(b).................         810          7,711
Jones Lang LaSalle, Inc. (b)..         382         10,582
The St. Joe Co. (a)(b)........       1,407         34,218
                                             ------------
                                                  115,997
                                             ------------
ROAD & RAIL -- 1.1%
Avis Budget Group, Inc. (a)...       2,262          1,583
Burlington Northern Santa Fe
  Corp. (b)...................       4,815        364,544
CSX Corp. ....................       7,860        255,214
J.B. Hunt Transport Services,
  Inc. (b)....................       4,701        123,495
Kansas City Southern (a)(b)...         948         18,059
Landstar Systems, Inc. (b)....       3,431        131,853
Norfolk Southern Corp. (b)....       6,761        318,105
Union Pacific Corp. (b).......       6,827        326,331
YRC Worldwide, Inc. (a)(b)....       1,712          4,914
                                             ------------
                                                1,544,098
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.2%
Advanced Micro Devices, Inc.
  (a)(b)......................       8,486         18,330
Aetrium, Inc. (a)(b)..........       7,417         14,463
Altera Corp. .................       4,979         83,199
Amkor Technology, Inc.
  (a)(b)......................         764          1,666
Anadigics, Inc. (a)(b)........       2,478          3,667
Analog Devices, Inc. .........       5,733        109,042
Applied Materials, Inc. (b)...      24,687        250,079
Atheros Communications, Inc.
  (a)(b)......................         294          4,207
AXT, Inc. (a).................       8,177         11,039
Broadcom Corp. (Class A) (a)..       7,678        130,296
Conexant Systems, Inc.
  (a)(b)......................         302            207
Cypress Semiconductor Corp.
  (a)(b)......................       2,560         11,443
FEI Co. (a)(b)................         381          7,186
Intel Corp. (b)...............      80,755      1,183,868
International Rectifier Corp.
  (a)(b)......................       1,757         23,719
Intersil Corp. (Class A) (b)..       4,629         42,541
KLA-Tencor Corp. (b)..........       3,316         72,256
Lam Research Corp. (a)(b).....       3,126         66,521
Linear Technology Corp. (b)...       4,662        103,123
LSI Logic Corp. (a)(b)........       9,848         32,400
Marvell Technology Group, Ltd.
  (a).........................       6,968         46,477
MEMC Electronic Materials,
  Inc. (a)(b).................       4,410         62,975
Microchip Technology, Inc.
  (b).........................       3,855         75,288
Micron Technology, Inc.
  (a)(b)......................      11,982         31,632
Microsemi Corp. (a)...........         948         11,983
MKS Instruments, Inc. (a)(b)..         308          4,555
National Semiconductor Corp.
  (b).........................       6,227         62,706
Novellus Systems, Inc.
  (a)(b)......................       3,561         43,943
NVIDIA Corp. (a)..............       9,900         79,893
OmniVision Technologies, Inc.
  (a)(b)......................         395          2,074
ON Semiconductor Corp.
  (a)(b)......................       4,548         15,463
Rambus, Inc. (a)(b)...........       1,882         29,961
Sigma Designs, Inc. (a)(b)....         518          4,921
Sirf Technology Holdings, Inc.
  (a)(b)......................         673            861
Teradyne, Inc. (a)............       5,140         21,691
Texas Instruments, Inc. ......      21,132        327,969
Xilinx, Inc. (b)..............       4,228         75,343
                                             ------------
                                                3,066,987
                                             ------------
SOFTWARE -- 3.7%
Activision Blizzard, Inc.
  (a).........................      12,522        108,190
Adobe Systems, Inc. (a).......      10,418        221,799
Authentidate Holding Corp.
  (a).........................       7,983          2,004


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Autodesk, Inc. (a)(b).........       4,069   $     79,956
BMC Software, Inc. (a)(b).....       5,270        141,816
CA, Inc. (b)..................       7,062        130,859
Cadence Design Systems, Inc.
  (a)(b)......................       7,242         26,506
Citrix Systems, Inc. (a)(b)...       4,534        106,866
Compuware Corp. (a)...........       8,742         59,008
Ebix, Inc. (a)................         124          2,964
Electronic Arts, Inc. (a)(b)..       4,540         72,822
Intuit, Inc. (a)(b)...........       6,825        162,367
Jack Henry & Associates, Inc.
  (b).........................       1,146         22,244
McAfee, Inc. (a)(b)...........       3,487        120,546
Microsoft Corp. ..............     115,354      2,242,482
Novell, Inc. (a)..............      10,701         41,627
Nuance Communications, Inc.
  (a)(b)......................       3,034         31,432
Oracle Corp. (a)(b)...........      57,643      1,022,010
Parametric Technology Corp.
  (a).........................       4,887         61,820
Red Hat, Inc. (a)(b)..........       5,260         69,537
Salesforce.com, Inc. (a)(b)...       1,457         46,639
Smith Micro Software, Inc.
  (a)(b)......................       1,915         10,647
Soapstone Networks, Inc.
  (a)(b)......................       3,615          9,327
Symantec Corp. (a)(b).........      17,658        238,736
Synopsys, Inc. (a)(b).........       4,721         87,433
Versant Corp. (a)(b)..........       2,434         36,364
                                             ------------
                                                5,156,001
                                             ------------
SPECIALTY RETAIL -- 2.0%
Abercrombie & Fitch Co. (Class
  A) (b)......................       1,667         38,458
Advance Auto Parts, Inc. .....       2,360         79,414
American Eagle Outfitters,
  Inc. (b)....................       4,153         38,872
AutoNation, Inc. (a)(b).......       4,981         49,212
AutoZone, Inc. (a)(b).........       1,165        162,483
Bed Bath & Beyond, Inc.
  (a)(b)......................       4,919        125,041
Best Buy Co., Inc. (b)........       6,189        173,973
Borders Group, Inc. (a)(b)....         948            379
Chico's FAS, Inc. (a)(b)......       3,254         13,602
Dick's Sporting Goods, Inc.
  (a)(b)......................         729         10,286
Foot Locker, Inc. (b).........       3,390         24,883
GameStop Corp. (Class A)
  (a)(b)......................       2,178         47,176
Genesco, Inc. (a)(b)..........         373          6,311
Limited Brands, Inc. .........       5,760         57,830
Lowe's Cos., Inc. ............      20,156        433,757
Mens Wearhouse, Inc. (b)......         763         10,331
O'Reilly Automotive, Inc.
  (a)(b)......................       3,287        101,042
Office Depot, Inc. (a)........       5,836         17,391
PetSmart, Inc. ...............       3,430         63,284
RadioShack Corp. (b)..........       3,350         39,999
Rent-A-Center, Inc. (a).......       1,146         20,227
Ross Stores, Inc. (b).........       3,302         98,168
Staples, Inc. (b).............      11,052        198,052
The Finish Line, Inc. (Class
  A)..........................         125            700
The Gap, Inc. ................       9,396        125,812
The Home Depot, Inc. (b)......      25,634        590,095
The Sherwin-Williams Co. (b)..         689         41,168
The TJX Cos., Inc. (b)........       5,995        123,317
Tiffany & Co. (b).............       2,840         67,109
Urban Outfitters, Inc.
  (a)(b)......................       2,693         40,341
Williams-Sonoma, Inc. ........       2,088         16,412
Zale Corp. (a)(b).............         689          2,294
                                             ------------
                                                2,817,419
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Carter's, Inc. (a)(b).........         490          9,437
Coach, Inc. (a)...............       6,399        132,907
CROCS, Inc. (a)(b)............       1,715          2,127
Hanesbrands, Inc. (a)(b)......       1,582         20,171
Iconix Brand Group, Inc. (a)..         682          6,670
Jones Apparel Group, Inc.
  (b).........................       3,502         20,522
Liz Claiborne, Inc. (b).......       3,030          7,878
NIKE, Inc. (Class B)..........       5,442        277,542
Quiksilver, Inc. (a)..........       5,066          9,321
Under Armour, Inc. (Class A)
  (a)(b)......................         867         20,669
V. F. Corp. (b)...............         518         28,371
Wolverine World Wide, Inc.
  (b).........................       3,648         76,754
                                             ------------
                                                  612,369
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Astoria Financial Corp. ......       1,332         21,951
Berkshire Hills Bancorp,
  Inc. .......................       2,544         78,508
Fannie Mae (b)................      17,253         13,112
Freddie Mac (b)...............      12,220          8,921
Guaranty Financial Group, Inc.
  (a)(b)......................         810          2,114
Hudson City Bancorp, Inc. ....       4,704         75,076
MGIC Investment Corp. (b).....       2,032          7,071
New York Community Bancorp,
  Inc. (b)....................       2,073         24,793
NewAlliance Bancshares, Inc.
  (b).........................       8,753        115,277
OceanFirst Financial Corp.
  (b).........................       4,788         79,481
People's United Financial,
  Inc. .......................       7,411        132,138
Radian Group, Inc. (b)........       2,397          8,821
Sovereign Bancorp, Inc.
  (a)(b)......................       5,965         17,776
TF Financial Corp. ...........         248          4,786
Tree.com, Inc. (a)(b).........         136            354
TrustCo Bank Corp. NY (b).....       8,792         83,612
WVS Financial Corp. ..........         124          1,972
                                             ------------
                                                  675,763
                                             ------------
TOBACCO -- 1.5%
Altria Group, Inc. ...........      29,910        450,445
Lorillard, Inc. ..............       1,460         82,271
Philip Morris International,
  Inc. .......................      29,384      1,278,498
Reynolds American, Inc. (b)...       3,069        123,711
UST, Inc. ....................       3,135        217,506
                                             ------------
                                                2,152,431
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
Fastenal Co. (b)..............       3,585        124,937
Kaman Corp. (Class A).........       4,486         81,331
W.W. Grainger, Inc. (b).......         518         40,839
Willis Lease Finance Corp.
  (a).........................         490          4,543
                                             ------------
                                                  251,650
                                             ------------
TRANSPORTATION INFRASTRUCTURE -- 0.0% (d)
Macquarie Infrastructure Co.
  LLC (b).....................         427          1,610
                                             ------------
WATER UTILITIES -- 0.2%
Aqua America, Inc. (b)........       1,712         35,250
Artesian Resources Corp. (b)..         490          7,752
Cadiz, Inc. (a)(b)............         858         10,734
Connecticut Water Service,
  Inc. (b)....................       1,200         28,332
Middlesex Water Co. (b).......       5,889        101,467
Pennichuck Corp. .............         248          5,091
Southwest Water Co. (b).......       2,467          7,944
The York Water Co. (b)........       2,759         33,494
                                             ------------
                                                  230,064
                                             ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
American Tower Corp. (Class A)
  (a)(b)......................       6,714   $    196,854
Crown Castle International
  Corp. (a)(b)................       5,184         91,135
FiberTower Corp. (a)(b).......       4,370            699
Goamerica, Inc. (a)(b)........       3,229         14,886
Leap Wireless International,
  Inc. (a)(b).................         566         15,220
MetroPCS Communications, Inc.
  (a)(b)......................       2,659         39,486
NII Holdings, Inc. (a)........       2,872         52,213
SBA Communications Corp. (a)..       2,150         35,088
Sprint Nextel Corp. (a)(b)....      39,169         71,679
Telephone & Data Systems, Inc.
  (b).........................       2,225         70,644
                                             ------------
                                                  587,904
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $174,176,533).........                139,702,060
                                             ------------
SHORT TERM INVESTMENTS -- 17.3%
MONEY MARKET FUNDS -- 17.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............  23,054,817     23,054,817
STIC Prime Portfolio..........   1,248,503      1,248,503
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $24,303,320)..........                 24,303,320
                                             ------------
TOTAL INVESTMENTS -- 116.7%
  (Cost $198,479,853).........                164,005,380
OTHER ASSET AND
  LIABILITIES -- (16.7)%......                (23,511,395)
                                             ------------
NET ASSETS -- 100.0%..........               $140,493,985
                                             ============





(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2008.
(c)    Affiliated issuer. (Note 3)
(d)    Amount shown represents less than 0.05% of net assets.
(e)    Investments of cash collateral for securities loaned.
(f)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.4%

Alliant Techsystems, Inc.
  (a)(b).......................         90   $     7,718
Boeing Co. (b).................      1,770        75,526
General Dynamics Corp. (b).....        860        49,527
Goodrich Corp. ................        335        12,402
Honeywell International,
  Inc. ........................      1,757        57,682
L-3 Communications Holdings,
  Inc. ........................        325        23,979
Lockheed Martin Corp. (b)......        852        71,636
Northrop Grumman Corp. ........        831        37,428
Precision Castparts Corp. .....        373        22,186
Raytheon Co. (b)...............      1,115        56,910
Rockwell Collins, Inc. (b).....        433        16,926
Spirit Aerosystems Holdings,
  Inc. (a)(b)..................        270         2,746
United Technologies Corp. (b)..      2,363       126,657
                                             -----------
                                                 561,323
                                             -----------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc.
  (b)..........................        455        25,038
Expeditors International
  Washington, Inc. (b).........        584        19,430
FedEx Corp. (b)................        785        50,358
United Parcel Service, Inc.
  (Class B) (b)................      1,745        96,254
                                             -----------
                                                 191,080
                                             -----------
AIRLINES -- 0.2%
AMR Corp. (a)(b)...............        728         7,767
Delta Air Lines, Inc. (a)......      1,641        18,806
Southwest Airlines Co. (b).....      1,961        16,904
                                             -----------
                                                  43,477
                                             -----------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. (b)...........        302         6,574
Johnson Controls, Inc. ........      1,579        28,675
The Goodyear Tire & Rubber Co.
  (a)(b).......................        624         3,725
WABCO Holdings, Inc. ..........        177         2,795
                                             -----------
                                                  41,769
                                             -----------
AUTOMOBILES -- 0.1%
Ford Motor Co. (a)(b)..........      6,146        14,075
General Motors Corp. (b).......      1,311         4,195
Harley-Davidson, Inc. (b)......        632        10,725
                                             -----------
                                                  28,995
                                             -----------
BEVERAGES -- 2.5%
Brown-Forman Corp. (Class B)
  (b)..........................        241        12,409
Coca-Cola Enterprises, Inc.
  (b)..........................        836        10,057
Constellation Brands, Inc.
  (Class A) (a)(b).............        511         8,058
Dr. Pepper Snapple Group, Inc.
  (a)..........................        677        11,001
Hansen Natural Corp. (a).......        189         6,337
Molson Coors Brewing Co. (Class
  B) (b).......................        393        19,226
PepsiCo, Inc. .................      4,195       229,760
The Coca-Cola Co. (b)..........      5,703       258,175
The Pepsi Bottling Group,
  Inc. ........................        372         8,374
                                             -----------
                                                 563,397
                                             -----------
BIOTECHNOLOGY -- 2.6%
Abraxis Bioscience, Inc.
  (a)(b).......................         11           725
Alexion Pharmaceuticals, Inc.
  (a)(b).......................        208         7,528
Amgen, Inc. (a)................      2,831       163,490
Amylin Pharmaceuticals, Inc.
  (a)(b).......................        365         3,960
Biogen Idec, Inc. (a)..........        786        37,437
BioMarin Pharmaceutical, Inc.
  (a)(b).......................        254         4,521
Celgene Corp. (a)(b)...........      1,225        67,718
Cephalon, Inc. (a)(b)..........        184        14,175
Genentech, Inc. (a)............      1,239       102,726
Genzyme Corp. (a)(b)...........        712        47,256
Gilead Sciences, Inc. (a)......      2,454       125,498
Vertex Pharmaceuticals, Inc.
  (a)(b).......................        382        11,605
                                             -----------
                                                 586,639
                                             -----------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (b)................        983        10,941
USG Corp. (a)(b)...............        181         1,455
                                             -----------
                                                  12,396
                                             -----------
CAPITAL MARKETS -- 2.2%
Affiliated Managers Group, Inc.
  (a)(b).......................        109         4,569
AllianceBernstein Holding LP
  (b)..........................         83         1,726
Ameriprise Financial, Inc.
  (b)..........................        591        13,806
BlackRock, Inc. (b)............         54         7,244
Eaton Vance Corp. (b)..........        307         6,450
Federated Investors, Inc.
  (Class B) (b)................        251         4,257
Franklin Resources, Inc. (b)...        424        27,043
Invesco, Ltd. (b)..............      1,038        14,989
Janus Capital Group, Inc. (b)..        437         3,509
Legg Mason, Inc. (b)...........        368         8,063
Merrill Lynch & Co., Inc. .....      3,427        39,890
Morgan Stanley.................      2,549        40,886
Northern Trust Corp. (b).......        589        30,710
Och-Ziff Capital Management
  Group LLC....................        115           592
Raymond James Financial, Inc.
  (b)..........................        260         4,454
SEI Investments Co. (b)........        370         5,813
State Street Corp. (c).........      1,164        45,780
T. Rowe Price Group, Inc. (b)..        695        24,631
TD Ameritrade Holding Corp.
  (a)(b).......................        645         9,191
The Bank of New York Mellon
  Corp. (b)....................      3,059        86,662
The Blackstone Group LP (b)....        379         2,475
The Charles Schwab Corp. ......      2,543        41,120
The Goldman Sachs Group,
  Inc. ........................      1,072        90,466
                                             -----------
                                                 514,326
                                             -----------
CHEMICALS -- 1.8%
Air Products & Chemicals, Inc.
  (b)..........................        526        26,442
Airgas, Inc. ..................        200         7,798
Albemarle Corp. (b)............        242         5,397
Ashland, Inc. .................        166         1,745
Celanese Corp. (b).............        402         4,997
CF Industries Holdings, Inc.
  (b)..........................        153         7,521
E. I. du Pont de Nemours & Co.
  (b)..........................      2,416        61,125
Eastman Chemical Co. (b).......        194         6,152
Ecolab, Inc. (b)...............        471        16,556
FMC Corp. (b)..................        198         8,856
Huntsman Corp. (b).............        247           850
International Flavors &
  Fragrances, Inc. (b).........        211         6,271
Intrepid Potash, Inc. (a)(b)...         86         1,786
Lubrizol Corp. (b).............        181         6,586
Monsanto Co. ..................      1,455       102,359
PPG Industries, Inc. (b).......        437        18,542
Praxair, Inc. .................        838        49,744
Rohm & Haas Co. (b)............        329        20,329
Sigma-Aldrich Corp. (b)........        284        11,996
Terra Industries, Inc. (b).....        245         4,084


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
The Dow Chemical Co. (b).......      2,489   $    37,559
The Mosaic Co. (b).............        392        13,563
                                             -----------
                                                 420,258
                                             -----------
COMMERCIAL BANKS -- 2.8%
BB&T Corp. (b).................      1,479        40,613
City National Corp. (b)........        111         5,406
Comerica, Inc. (b).............        407         8,079
Commerce Bancshares, Inc. (b)..        163         7,164
Fifth Third Bancorp (b)........      1,453        12,002
Huntington Bancshares, Inc.
  (b)..........................      1,021         7,821
Keycorp........................      1,345        11,459
M&T Bank Corp. (b).............        209        11,999
Marshall & Ilsley Corp. (b)....        644         8,784
National City Corp. (b)........      1,679         3,039
PNC Financial Services Group,
  Inc. (b).....................        931        45,619
Regions Financial Corp. (b)....      1,872        14,901
SunTrust Banks, Inc. (b).......        949        28,033
Synovus Financial Corp. (b)....        736         6,109
U.S. Bancorp (b)...............      4,630       115,796
Wachovia Corp. ................      5,768        31,955
Wells Fargo & Co. (b)..........      9,367       276,139
Zions Bancorp (b)..............        282         6,912
                                             -----------
                                                 641,830
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Avery Dennison Corp. (b).......        248         8,117
Cintas Corp. (b)...............        357         8,293
Copart, Inc. (a)(b)............        172         4,677
Corrections Corp. of America
  (a)(b).......................        335         5,481
Covanta Holding Corp. (a)(b)...        328         7,203
Iron Mountain, Inc. (a)(b).....        480        11,870
Pitney Bowes, Inc. ............        563        14,345
R.R. Donnelley & Sons Co. (b)..        557         7,564
Republic Services, Inc. .......        904        22,410
Stericycle, Inc. (a)(b)........        238        12,395
Waste Management, Inc. (a)(b)..      1,340        44,408
                                             -----------
                                                 146,763
                                             -----------
COMMUNICATIONS EQUIPMENT -- 2.3%
Cisco Systems, Inc. (a)........     15,822       257,899
Corning, Inc. (b)..............      4,191        39,940
EchoStar Corp. (Class A)
  (a)(b).......................        110         1,636
Harris Corp. ..................        357        13,584
JDS Uniphase Corp. (a)(b)......        548         2,000
Juniper Networks, Inc. (a)(b)..      1,449        25,372
Motorola, Inc. (b).............      5,636        24,967
QUALCOMM, Inc. (b).............      4,391       157,330
                                             -----------
                                                 522,728
                                             -----------
COMPUTERS & PERIPHERALS -- 4.0%
Apple, Inc. (a)(b).............      2,390       203,987
Dell, Inc. (a)(b)..............      4,559        46,684
EMC Corp. (a)(b)...............      5,526        57,857
Hewlett-Packard Co. ...........      6,605       239,695
International Business Machines
  Corp. (b)....................      3,625       305,080
Lexmark International, Inc.
  (Class A) (a)(b).............        231         6,214
NCR Corp. (a)(b)...............        447         6,321
NetApp, Inc. (a)...............        874        12,210
SanDisk Corp. (a)(b)...........        604         5,798
Seagate Technology (b).........      1,293         5,728
Sun Microsystems, Inc. (a)(b)..      2,021         7,720
Teradata Corp. (a)(b)..........        479         7,104
Western Digital Corp. (a)(b)...        582         6,664
                                             -----------
                                                 911,062
                                             -----------
CONSTRUCTION & ENGINEERING -- 0.3%
Fluor Corp. (b)................        477        21,403
Foster Wheeler, Ltd. (a).......        380         8,884
Jacobs Engineering Group, Inc.
  (a)(b).......................        327        15,729
KBR, Inc. (b)..................        441         6,703
Quanta Services, Inc. (a)(b)...        499         9,880
The Shaw Group, Inc. (a).......        203         4,156
URS Corp. (a)(b)...............        227         9,255
                                             -----------
                                                  76,010
                                             -----------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc.
  (b)..........................        111        10,776
Vulcan Materials Co. (b).......        245        17,047
                                             -----------
                                                  27,823
                                             -----------
CONSUMER FINANCE -- 0.5%
American Express Co. (b).......      2,741        50,846
Capital One Financial Corp.
  (b)..........................      1,072        34,186
Discover Financial Services
  (b)..........................      1,258        11,989
SLM Corp. (a)(b)...............      1,247        11,098
                                             -----------
                                                 108,119
                                             -----------
CONTAINERS & PACKAGING -- 0.3%
Ball Corp. (b).................        266        11,063
Bemis Co., Inc. (b)............        275         6,512
Crown Holdings, Inc. (a)(b)....        425         8,160
Owens-Illinois, Inc. (a).......        457        12,490
Pactiv Corp. (a)(b)............        349         8,683
Sealed Air Corp. (b)...........        425         6,349
Sonoco Products Co. ...........        261         6,045
                                             -----------
                                                  59,302
                                             -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. (b)..........        431        16,318
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)(b)......        352        26,970
DeVry, Inc. ...................        165         9,473
H&R Block, Inc. (b)............        878        19,948
ITT Educational Services, Inc.
  (a)(b).......................        106        10,068
Weight Watchers International,
  Inc. (b).....................        102         3,001
                                             -----------
                                                  69,460
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.1%
Bank of America Corp. .........     13,412       188,841
CIT Group, Inc. (b)............        964         4,377
Citigroup, Inc. ...............     14,571        97,771
CME Group, Inc. (b)............        176        36,627
Intercontinental Exchange, Inc.
  (a)(b).......................        186        15,334
JPMorgan Chase & Co. ..........     10,025       316,088
Leucadia National Corp.
  (a)(b).......................        461         9,128
Moody's Corp. (b)..............        481         9,663
NYSE Euronext (b)..............        596        16,319
The Nasdaq OMX Group, Inc.
  (a)(b).......................        423        10,452
                                             -----------
                                                 704,600
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
AT&T, Inc. ....................     15,897       453,065
CenturyTel, Inc. (b)...........        273         7,461
Embarq Corp. (b)...............        382        13,737
Frontier Communications Corp.
  (b)..........................        838         7,324
Level 3 Communications, Inc.
  (a)(b).......................      4,197         2,938


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Qwest Communications
  International, Inc. (b)......      3,819   $    13,901
Verizon Communications, Inc.
  (b)..........................      7,662       259,742
Windstream Corp. (b)...........      1,182        10,874
                                             -----------
                                                 769,042
                                             -----------
ELECTRIC UTILITIES -- 2.3%
Allegheny Energy, Inc. (b).....        452        15,305
American Electric Power Co.,
  Inc. (b).....................      1,088        36,209
DPL, Inc. (b)..................        302         6,898
Duke Energy Corp. (b)..........      3,352        50,313
Edison International (b).......        799        25,664
Entergy Corp. .................        515        42,812
Exelon Corp. (b)...............      1,764        98,096
FirstEnergy Corp. .............        823        39,981
FPL Group, Inc. ...............      1,017        51,186
Northeast Utilities (b)........        411         9,889
Pepco Holdings, Inc. (b).......        540         9,590
Pinnacle West Capital Corp.
  (b)..........................        286         9,189
PPL Corp. (b)..................      1,010        30,997
Progress Energy, Inc. (b)......        704        28,054
The Southern Co. (b)...........      2,059        76,183
                                             -----------
                                                 530,366
                                             -----------
ELECTRICAL EQUIPMENT -- 0.6%
AMETEK, Inc. (b)...............        279         8,429
Cooper Industries, Ltd. (Class
  A) (b).......................        462        13,504
Emerson Electric Co. ..........      2,092        76,588
First Solar, Inc. (a)(b).......        120        16,555
Hubbell, Inc. (Class B) (b)....        143         4,673
Rockwell Automation, Inc. (b)..        347        11,187
Roper Industries, Inc. (b).....        236        10,245
SunPower Corp. (Class A)
  (a)(b).......................        228         8,436
                                             -----------
                                                 149,617
                                             -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.5%
Agilent Technologies, Inc.
  (a)..........................        959        14,989
Amphenol Corp. (Class A) (b)...        467        11,199
Arrow Electronics, Inc. (a)....        322         6,067
Avnet, Inc. (a)(b).............        392         7,138
Dolby Laboratories, Inc.
  (a)(b).......................        141         4,619
FLIR Systems, Inc. (a)(b)......        380        11,658
Ingram Micro, Inc. (Class A)
  (a)..........................        379         5,075
Itron, Inc. (a)(b).............         88         5,609
Jabil Circuit, Inc. (b)........        484         3,267
Mettler-Toledo International,
  Inc. (a)(b)..................         88         5,931
Molex, Inc. (b)................        355         5,144
Trimble Navigation, Ltd.
  (a)(b).......................        345         7,456
Tyco Electronics, Ltd. ........      1,257        20,376
                                             -----------
                                                 108,528
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 1.6%
Baker Hughes, Inc. (b).........        840        26,939
BJ Services Co. (b)............        788         9,196
Cameron International Corp.
  (a)(b).......................        580        11,890
Diamond Offshore Drilling, Inc.
  (b)..........................        176        10,373
ENSCO International, Inc. (b)..        386        10,959
Exterran Holdings, Inc.
  (a)(b).......................        172         3,664
FMC Technologies, Inc. (a)(b)..        344         8,197
Halliburton Co. ...............      2,358        42,868
Helmerich & Payne, Inc. (b)....        248         5,642
IHS, Inc. (Class A) (a)(b).....        121         4,528
Nabors Industries, Ltd.
  (a)(b).......................        760         9,097
National-Oilwell Varco, Inc.
  (a)(b).......................      1,098        26,835
Noble Corp. (b)................        717        15,838
Patterson-UTI Energy, Inc.
  (b)..........................        413         4,754
Pride International, Inc.
  (a)(b).......................        456         7,287
Rowan Cos., Inc. (b)...........        292         4,643
Schlumberger, Ltd. (b).........      3,190       135,033
Smith International, Inc. (b)..        579        13,253
Superior Energy Services, Inc.
  (a)(b).......................        217         3,457
Weatherford International, Ltd.
  (a)(b).......................      1,812        19,606
                                             -----------
                                                 374,059
                                             -----------
FOOD & STAPLES RETAILING -- 3.1%
Costco Wholesale Corp. (b).....      1,143        60,007
CVS Caremark Corp. (b).........      3,832       110,132
Safeway, Inc. (b)..............      1,179        28,025
SUPERVALU, Inc. (b)............        563         8,220
Sysco Corp. ...................      1,608        36,887
The Kroger Co. (b).............      1,633        43,128
Wal-Mart Stores, Inc. .........      6,529       366,016
Walgreen Co. (b)...............      2,669        65,844
Whole Foods Market, Inc. (b)...        370         3,493
                                             -----------
                                                 721,752
                                             -----------
FOOD PRODUCTS -- 1.6%
Archer-Daniels-Midland Co.
  (b)..........................      1,569        45,234
Bunge, Ltd. (b)................        319        16,515
Campbell Soup Co. (b)..........        616        18,486
ConAgra Foods, Inc. (b)........      1,211        19,981
Dean Foods Co. (a).............        405         7,278
General Mills, Inc. ...........        859        52,184
H.J. Heinz Co. (b).............        850        31,960
Hormel Foods Corp. (b).........        195         6,061
Kellogg Co. ...................        636        27,888
Kraft Foods, Inc. (b)..........      3,618        97,143
McCormick & Co., Inc. (b)......        306         9,749
Sara Lee Corp. (b).............      1,729        16,927
Smithfield Foods, Inc. (a)(b)..        326         4,587
The Hershey Co. (b)............        432        15,008
Tyson Foods, Inc. (Class A)
  (b)..........................        735         6,439
                                             -----------
                                                 375,440
                                             -----------
GAS UTILITIES -- 0.2%
Energen Corp. (b)..............        171         5,016
Equitable Resources, Inc. (b)..        348        11,675
National Fuel Gas Co. (b)......        182         5,702
ONEOK, Inc. ...................        264         7,688
Questar Corp. (b)..............        460        15,037
                                             -----------
                                                  45,118
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Baxter International, Inc. ....      1,675        89,763
Beckman Coulter, Inc. (b)......        162         7,118
Becton, Dickinson & Co. .......        620        42,402
Boston Scientific Corp.
  (a)(b).......................      3,960        30,650
C.R. Bard, Inc. ...............        264        22,245
Covidien, Ltd. ................      1,324        47,982
Dentsply International, Inc.
  (b)..........................        369        10,421
Hologic, Inc. (a)(b)...........        672         8,783
Hospira, Inc. (a)..............        425        11,398
IDEXX Laboratories, Inc.
  (a)(b).......................        160         5,773
Intuitive Surgical, Inc.
  (a)(b).......................        107        13,588
Kinetic Concepts, Inc. (a)(b)..        136         2,608
Medtronic, Inc. ...............      3,020        94,888
St. Jude Medical, Inc. (a).....        909        29,961


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Stryker Corp. (b)..............        849   $    33,918
Varian Medical Systems, Inc.
  (a)(b).......................        338        11,844
Zimmer Holdings, Inc. (a)......        601        24,292
                                             -----------
                                                 487,634
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
Aetna, Inc. (b)................      1,257        35,824
AmerisourceBergen Corp. (b)....        426        15,191
Cardinal Health, Inc. (b)......        965        33,264
CIGNA Corp. ...................        736        12,402
Community Health Systems, Inc.
  (a)(b).......................        246         3,587
Coventry Health Care, Inc.
  (a)(b).......................        396         5,892
DaVita, Inc. (a)...............        286        14,177
Express Scripts, Inc. (Class A)
  (a)(b).......................        557        30,624
Health Net, Inc. (a)(b)........        281         3,060
Henry Schein, Inc. (a)(b)......        250         9,173
Humana, Inc. (a)(b)............        472        17,596
Laboratory Corp. of America
  Holdings (a)(b)..............        295        19,001
Lincare Holdings, Inc. (a)(b)..        189         5,090
McKesson Corp. (b).............        743        28,776
Medco Health Solutions, Inc.
  (a)(b).......................      1,317        55,195
Omnicare, Inc. (b).............        292         8,106
Patterson Cos., Inc. (a)(b)....        303         5,681
Quest Diagnostics, Inc. (b)....        402        20,868
UnitedHealth Group, Inc. ......      3,290        87,514
Universal Health Services, Inc.
  (Class B)....................        130         4,884
WellPoint, Inc. (a)(b).........      1,367        57,592
                                             -----------
                                                 473,497
                                             -----------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)(b)............        170         6,536
IMS Health, Inc. (b)...........        473         7,171
                                             -----------
                                                  13,707
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Burger King Holdings, Inc.
  (b)..........................        242         5,779
Carnival Corp. (b).............      1,127        27,409
Darden Restaurants, Inc. (b)...        333         9,384
International Game Technology
  (b)..........................        800         9,512
Las Vegas Sands Corp. (a)(b)...        766         4,542
Marriott International, Inc.
  (Class A) (b)................        816        15,871
McDonald's Corp. (b)...........      2,998       186,446
MGM Mirage, Inc. (a)(b)........        253         3,481
Penn National Gaming, Inc.
  (a)(b).......................        196         4,190
Royal Caribbean Cruises, Ltd.
  (b)..........................        366         5,033
Starbucks Corp. (a)(b).........      1,954        18,485
Starwood Hotels & Resorts
  Worldwide, Inc. (b)..........        457         8,180
Wyndham Worldwide Corp. (b)....        487         3,190
Wynn Resorts, Ltd. (a)(b)......        188         7,945
Yum! Brands, Inc. (b)..........      1,253        39,469
                                             -----------
                                                 348,916
                                             -----------
HOUSEHOLD DURABLES -- 0.4%
D.R. Horton, Inc. (b)..........        723         5,112
Fortune Brands, Inc. (b).......        406        16,760
Garmin, Ltd. (b)...............        329         6,307
Leggett & Platt, Inc. (b)......        427         6,486
Mohawk Industries, Inc.
  (a)(b).......................        143         6,145
Newell Rubbermaid, Inc. (b)....        731         7,149
NVR, Inc. (a)(b)...............         14         6,387
Pulte Homes, Inc. (b)..........        553         6,044
The Black & Decker Corp. (b)...        167         6,982
The Stanley Works (b)..........        211         7,195
Toll Brothers, Inc. (a)(b).....        362         7,758
Whirlpool Corp. (b)............        198         8,187
                                             -----------
                                                  90,512
                                             -----------
HOUSEHOLD PRODUCTS -- 3.0%
Church & Dwight Co., Inc. (b)..        185        10,382
Colgate-Palmolive Co. (b)......      1,368        93,763
Energizer Holdings, Inc.
  (a)(b).......................        154         8,338
Kimberly-Clark Corp. ..........      1,118        58,963
Procter & Gamble Co. ..........      7,948       491,345
The Clorox Co. ................        379        21,057
                                             -----------
                                                 683,848
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Calpine Corp. (a)(b)...........        936         6,814
Constellation Energy Group,
  Inc. (b).....................        477        11,968
Dynegy, Inc. (Class A) (a)(b)..      1,394         2,788
Mirant Corp. (a)...............        382         7,208
NRG Energy, Inc. (a)(b)........        634        14,791
Reliant Energy, Inc. (a)(b)....        909         5,254
The AES Corp. (a)(b)...........      1,773        14,610
                                             -----------
                                                  63,433
                                             -----------
INDUSTRIAL CONGLOMERATES -- 2.5%
3M Co. (b).....................      1,723        99,142
General Electric Co. ..........     26,720       432,864
McDermott International, Inc.
  (a)..........................        609         6,017
Textron, Inc. .................        662         9,182
Tyco International, Ltd. (b)...      1,269        27,410
                                             -----------
                                                 574,615
                                             -----------
INSURANCE -- 4.1%
AFLAC, Inc. ...................      1,267        58,079
American International Group,
  Inc. (b).....................      6,255         9,820
AON Corp. (b)..................        653        29,829
Arch Capital Group, Ltd.
  (a)(b).......................        134         9,393
Assurant, Inc. (b).............        263         7,890
Axis Capital Holdings, Ltd.
  (b)..........................        408        11,881
Berkshire Hathaway, Inc. (Class
  A) (a)(b)....................          3       289,800
Brown & Brown, Inc. (b)........        300         6,270
Chubb Corp. (b)................        962        49,062
Cincinnati Financial Corp.
  (b)..........................        401        11,657
CNA Financial Corp. (b)........         71         1,167
Everest Re Group, Ltd. (b).....        157        11,954
Fidelity National Financial,
  Inc. (Class A) (b)...........        552         9,798
Genworth Financial, Inc. (Class
  A) (b).......................      1,159         3,280
Hartford Financial Services
  Group, Inc. .................        808        13,267
Lincoln National Corp. (b).....        691        13,019
Loews Corp. (b)................        944        26,668
Markel Corp. (a)(b)............         25         7,475
Marsh & McLennan Cos., Inc. ...      1,367        33,177
MetLife, Inc. .................      1,400        48,804
Nationwide Financial Services,
  Inc. (Class A) (b)...........        143         7,466
Old Republic International
  Corp. (b)....................        658         7,843
PartnerRe, Ltd. (b)............        146        10,406
Principal Financial Group, Inc.
  (b)..........................        644        14,535
Protective Life Corp. (b)......        181         2,597
Prudential Financial, Inc.
  (b)..........................      1,139        34,466
RenaissanceRe Holdings, Ltd.
  (b)..........................        162         8,353


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
The Allstate Corp. (b).........      1,444   $    47,306
The Progressive Corp. (b)......      1,730        25,621
The Travelers Cos., Inc. ......      1,582        71,507
Torchmark Corp. (b)............        233        10,415
Transatlantic Holdings, Inc.
  (b)..........................         66         2,644
Unum Group (b).................        934        17,372
W.R. Berkley Corp. (b).........        386        11,966
White Mountains Insurance
  Group, Ltd. (b)..............         22         5,877
XL Capital, Ltd. (Class A)
  (b)..........................        837         3,097
                                             -----------
                                                 933,761
                                             -----------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)(b)........        830        42,562
Expedia, Inc. (a)(b)...........        553         4,557
Liberty Media Holding
  Corp. -- Interactive (Series
  A) (a)(b)....................      1,641         5,120
priceline.com, Inc. (a)(b).....        118         8,691
                                             -----------
                                                  60,930
                                             -----------
INTERNET SOFTWARE & SERVICES -- 1.3%
Akamai Technologies, Inc.
  (a)(b).......................        446         6,730
eBay, Inc. (a).................      2,990        41,740
Google, Inc. (Class A) (a)(b)..        607       186,744
IAC/InterActiveCorp (a)(b).....        172         2,706
VeriSign, Inc. (a)(b)..........        518         9,883
Yahoo!, Inc. (a)(b)............      3,443        42,005
                                             -----------
                                                 289,808
                                             -----------
IT SERVICES -- 1.6%
Accenture, Ltd. (Class A) (b)..      1,484        48,660
Affiliated Computer Services,
  Inc. (Class A) (a)(b)........        243        11,166
Alliance Data Systems Corp.
  (a)(b).......................        181         8,422
Automatic Data Processing, Inc.
  (b)..........................      1,383        54,407
Cognizant Technology Solutions
  Corp. (Class A) (a)(b).......        767        13,852
Computer Sciences Corp.
  (a)(b).......................        404        14,197
DST Systems, Inc. (a)(b).......        111         4,216
Fidelity National Information
  Services, Inc. ..............        504         8,200
Fiserv, Inc. (a)(b)............        437        15,894
Global Payments, Inc. (b)......        217         7,115
Hewitt Associates, Inc. (Class
  A) (a)(b)....................        237         6,726
Lender Processing Services,
  Inc. (b).....................        252         7,421
Mastercard, Inc. (Class A)
  (b)..........................        229        32,731
Metavante Technologies, Inc.
  (a)(b).......................        240         3,866
Paychex, Inc. (b)..............        864        22,706
SAIC, Inc. (a).................        495         9,643
The Western Union Co. (b)......      1,953        28,006
Total System Services, Inc.
  (b)..........................        535         7,490
Visa, Inc. (Class A)...........      1,138        59,688
                                             -----------
                                                 364,406
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Eastman Kodak Co. (b)..........        752         4,948
Hasbro, Inc. (b)...............        338         9,860
Mattel, Inc. (b)...............        952        15,232
                                             -----------
                                                  30,040
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Charles River Laboratories
  International, Inc. (a)(b)...        185         4,847
Covance, Inc. (a)(b)...........        171         7,871
Illumina, Inc. (a)(b)..........        308         8,023
Life Technologies Corp (a)(b)..        429        10,000
Millipore Corp. (a)(b).........        145         7,470
PerkinElmer, Inc. (b)..........        317         4,410
Pharmaceutical Product
  Development, Inc. (b)........        278         8,065
Thermo Fisher Scientific, Inc.
  (a)(b).......................      1,124        38,295
Waters Corp. (a)(b)............        263         9,639
                                             -----------
                                                  98,620
                                             -----------
MACHINERY -- 1.8%
AGCO Corp. (a)(b)..............        238         5,614
Bucyrus International, Inc.
  (Class A) (b)................        198         3,667
Caterpillar, Inc. .............      1,643        73,393
Cummins, Inc. .................        491        13,125
Danaher Corp. (b)..............        658        37,249
Deere & Co. (b)................      1,153        44,183
Donaldson Co., Inc. (b)........        186         6,259
Dover Corp. (b)................        507        16,691
Eaton Corp. (b)................        438        21,773
Flowserve Corp. (b)............        154         7,931
Harsco Corp. (b)...............        221         6,117
Illinois Tool Works, Inc. (b)..      1,189        41,675
Ingersoll-Rand Co., Ltd. (Class
  A) (b).......................        837        14,522
ITT Corp. (a)(b)...............        484        22,259
Joy Global, Inc. (b)...........        287         6,569
Lincoln Electric Holdings, Inc.
  (b)..........................        109         5,551
Navistar International Corp.
  (a)(b).......................        165         3,528
PACCAR, Inc. (b)...............        932        26,655
Pall Corp. ....................        319         9,069
Parker-Hannifin Corp. .........        452        19,228
Pentair, Inc. .................        258         6,107
SPX Corp. (b)..................        143         5,799
Terex Corp. (a)(b).............        266         4,607
The Manitowoc Co., Inc. (b)....        337         2,918
                                             -----------
                                                 404,489
                                             -----------
MEDIA -- 2.6%
Ascent Media Corp. (Series A)
  (a)..........................         32           699
Cablevision Systems Corp.
  (Class A) (b)................        608        10,239
CBS Corp. (b)..................      1,622        13,284
Clear Channel Outdoor Holdings,
  Inc. (Class A) (a)(b)........        104           640
Comcast Corp. (Class A) (b)....      7,368       124,372
Discovery Communications, Inc.
  (a)(b).......................        747        10,577
DISH Network Corp. (Class A)
  (a)(b).......................        565         6,266
Gannett Co., Inc. (b)..........        614         4,912
Lamar Advertising Co. (Class A)
  (a)(b).......................        180         2,261
Liberty Global, Inc. (Series A)
  (a)(b).......................        826        13,150
Liberty Media
  Corp. -- Entertainment
  (Series A) (a)...............      1,387        24,245
News Corp. (Class A) (b).......      6,201        56,367
Omnicom Group, Inc. (b)........        807        21,724
Scripps Networks Interactive
  (Class A) (b)................        217         4,774
Sirius XM Radio, Inc. (a)(b)...      8,415         1,010
The DIRECTV Group, Inc.
  (a)(b).......................      1,433        32,830
The Interpublic Group of Cos.,
  Inc. (a)(b)..................      1,310         5,188
The McGraw-Hill Cos., Inc.
  (b)..........................        855        19,827
The Walt Disney Co. (b)........      4,615       104,714
The Washington Post Co. (b)....         14         5,463


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Time Warner Cable, Inc. (Class
  A) (a)(b)....................        413   $     8,859
Time Warner, Inc. (b)..........     10,068       101,284
Viacom, Inc. (a)(b)............      1,468        27,980
Virgin Media, Inc. (b).........        791         3,947
                                             -----------
                                                 604,612
                                             -----------
METALS & MINING -- 0.8%
AK Steel Holding Corp. (b).....        292         2,721
Alcoa, Inc. (b)................      2,165        24,378
Allegheny Technologies, Inc.
  (b)..........................        254         6,485
Cliffs Natural Resources, Inc.
  (b)..........................        287         7,350
Freeport-McMoRan Copper & Gold,
  Inc. (b).....................      1,018        24,880
Newmont Mining Corp. ..........      1,178        47,945
Nucor Corp. (b)................        764        35,297
Reliance Steel & Aluminum Co.
  (b)..........................        170         3,390
Southern Copper Corp. (b)......        595         9,556
Steel Dynamics, Inc. (b).......        519         5,802
United States Steel Corp. (b)..        317        11,792
                                             -----------
                                                 179,596
                                             -----------
MULTI-UTILITIES -- 1.5%
Alliant Energy Corp. (b).......        297         8,666
Ameren Corp. (b)...............        558        18,559
CenterPoint Energy, Inc. (b)...        828        10,449
CMS Energy Corp. (b)...........        584         5,904
Consolidated Edison, Inc. (b)..        723        28,146
Dominion Resources, Inc. (b)...      1,539        55,158
DTE Energy Co. (b).............        437        15,588
Integrys Energy Group, Inc.
  (b)..........................        203         8,725
MDU Resources Group, Inc. (b)..        450         9,711
NiSource, Inc. ................        719         7,887
NSTAR (b)......................        283        10,327
PG&E Corp. (b).................        954        36,929
Public Service Enterprise
  Group, Inc. .................      1,375        40,109
Puget Energy, Inc. (b).........        315         8,590
SCANA Corp. (b)................        296        10,538
Sempra Energy (b)..............        614        26,175
TECO Energy, Inc. (b)..........        530         6,546
Wisconsin Energy Corp. (b).....        312        13,098
Xcel Energy, Inc. .............      1,241        23,021
                                             -----------
                                                 344,126
                                             -----------
MULTILINE RETAIL -- 0.6%
Dollar Tree Stores, Inc.
  (a)(b).......................        241        10,074
Family Dollar Stores, Inc.
  (b)..........................        351         9,151
J. C. Penney Co., Inc. (b).....        526        10,362
Kohl's Corp. (a)(b)............        775        28,055
Macy's, Inc. (b)...............      1,110        11,488
Nordstrom, Inc. (b)............        456         6,069
Sears Holdings Corp. (a)(b)....        145         5,636
Target Corp. (b)...............      1,811        62,534
                                             -----------
                                                 143,369
                                             -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (b)................      2,330        18,570
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 11.5%
Alpha Natural Resources, Inc.
  (a)(b).......................        187         3,028
Anadarko Petroleum Corp. ......      1,248        48,110
Apache Corp. (b)...............        889        66,257
Arch Coal, Inc. (b)............        380         6,190
Boardwalk Pipeline Partners LP
  (b)..........................        131         2,329
Cabot Oil & Gas Corp. (b)......        289         7,514
Chesapeake Energy Corp. (b)....      1,561        25,241
Chevron Corp. .................      5,455       403,506
Cimarex Energy Co. (b).........        215         5,758
CNX Gas Corp. (a)(b)...........         73         1,993
ConocoPhillips (b).............      3,712       192,282
CONSOL Energy, Inc. (b)........        491        14,033
Continental Resources, Inc.
  (a)(b).......................         88         1,822
Denbury Resources, Inc.
  (a)(b).......................        653         7,131
Devon Energy Corp. (b).........      1,128        74,121
El Paso Corp. (b)..............      1,886        14,767
Enbridge Energy Partners LP
  (b)..........................        165         4,207
Energy Transfer Equity LP (b)..        490         7,943
Energy Transfer Partners LP....        230         7,822
Enterprise GP Holdings LP (b)..         90         1,569
Enterprise Products Partners LP
  (b)..........................        762        15,796
EOG Resources, Inc. (b)........        665        44,276
Exxon Mobil Corp. (b)..........     13,642     1,089,041
Forest Oil Corp. (a)(b)........        212         3,496
Hess Corp. ....................        787        42,215
Kinder Morgan Energy Partners
  LP (b).......................        439        20,084
Kinder Morgan Management LLC
  (a)(b).......................        200         7,996
Marathon Oil Corp. ............      1,919        52,504
Massey Energy Co. (b)..........        228         3,144
Murphy Oil Corp. (b)...........        505        22,397
Newfield Exploration Co.
  (a)(b).......................        344         6,794
Noble Energy, Inc. (b).........        468        23,035
Occidental Petroleum Corp.
  (b)..........................      2,201       132,038
ONEOK Partners LP (b)..........        142         6,468
Patriot Coal Corp. (a)(b)......        162         1,013
Peabody Energy Corp. (b).......        722        16,425
Petrohawk Energy Corp. (a)(b)..        659        10,300
Pioneer Natural Resources Co.
  (b)..........................        320         5,178
Plains All American Pipeline LP
  (b)..........................        285         9,887
Plains Exploration & Production
  Co. (a)(b)...................        284         6,600
Quicksilver Resources, Inc.
  (a)(b).......................        291         1,621
Range Resources Corp. (b)......        411        14,134
SandRidge Energy, Inc. (a)(b)..        243         1,494
Southwestern Energy Co. (a)....        912        26,421
Spectra Energy Corp. (b).......      1,653        26,018
Sunoco, Inc. (b)...............        317        13,777
Teekay Corp. (b)...............        105         2,063
The Williams Cos., Inc. (b)....      1,541        22,314
Ultra Petroleum Corp. (a)(b)...        402        13,873
Valero Energy Corp. (b)........      1,401        30,318
Walter Industries, Inc. (b)....        150         2,626
Whiting Petroleum Corp.
  (a)(b).......................        111         3,714
XTO Energy, Inc. (b)...........      1,525        53,787
                                             -----------
                                               2,626,470
                                             -----------
PAPER & FOREST PRODUCTS -- 0.2%
Domtar Corp. (a)(b)............      1,290         2,154
International Paper Co. (b)....      1,157        13,653
MeadWestvaco Corp. (b).........        437         4,890
Weyerhaeuser Co. (b)...........        564        17,264
                                             -----------
                                                  37,961
                                             -----------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. (b)........      1,142        27,442
The Estee Lauder Cos., Inc.
  (Class A) (b)................        288         8,917
                                             -----------
                                                  36,359
                                             -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
PHARMACEUTICALS -- 7.3%
Abbott Laboratories (b)........      4,123   $   220,044
Allergan, Inc. ................        827        33,345
Bristol-Myers Squibb Co. ......      5,293       123,062
Eli Lilly & Co. ...............      2,585       104,098
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)..................        301         7,790
Forest Laboratories, Inc. (a)..        817        20,809
Johnson & Johnson..............      7,477       447,349
King Pharmaceuticals, Inc.
  (a)(b).......................        647         6,871
Merck & Co., Inc. (b)..........      5,689       172,946
Mylan, Inc. (a)(b).............        856         8,466
Pfizer, Inc. ..................     18,038       319,453
Schering-Plough Corp. (b)......      4,366        74,353
Warner Chilcott, Ltd. (Class A)
  (a)(b).......................        215         3,117
Wyeth..........................      3,570       133,911
                                             -----------
                                               1,675,614
                                             -----------
PROFESSIONAL SERVICES -- 0.2%
Equifax, Inc. (b)..............        340         9,017
FTI Consulting, Inc. (a)(b)....        132         5,898
Manpower, Inc. ................        205         6,968
Monster Worldwide, Inc.
  (a)(b).......................        324         3,917
Robert Half International, Inc.
  (b)..........................        425         8,848
The Dun & Bradstreet Corp. ....        154        11,889
                                             -----------
                                                  46,537
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.4%
AMB Property Corp. (b).........        261         6,113
Annaly Capital Management, Inc.
  (b)..........................      1,470        23,329
Apartment Investment &
  Management Co. (Class A)
  (b)..........................        251         2,899
Avalonbay Communities, Inc.
  (b)..........................        205        12,419
Boston Properties, Inc. (b)....        319        17,545
Camden Property Trust (b)......        143         4,482
CapitalSource, Inc. (b)........        595         2,749
Developers Diversified Realty
  Corp. (b)....................        320         1,562
Duke Realty Corp. (b)..........        383         4,198
Equity Residential.............        729        21,739
Federal Realty Investment Trust
  (b)..........................        154         9,560
General Growth Properties, Inc.
  (b)..........................        670           864
HCP, Inc. (b)..................        668        18,550
Health Care REIT, Inc. (b).....        273        11,521
Host Hotels & Resorts, Inc.
  (b)..........................      1,375        10,409
Kimco Realty Corp. (b).........        592        10,822
Liberty Property Trust (a).....        242         5,525
Mack-Cali Realty Corp. (b).....        169         4,140
Plum Creek Timber Co., Inc.
  (b)..........................        457        15,876
ProLogis (b)...................        702         9,751
Public Storage (b).............        341        27,109
Rayonier, Inc. (b).............        208         6,521
Regency Centers Corp. (b)......        184         8,593
Simon Property Group, Inc.
  (b)..........................        599        31,825
SL Green Realty Corp. (b)......        157         4,066
The Macerich Co. (b)...........        195         3,541
UDR, Inc. (b)..................        337         4,647
Ventas, Inc. (b)...............        383        12,857
Vornado Realty Trust (a)(b)....        384        23,174
Weingarten Realty Investors
  (b)..........................        205         4,241
                                             -----------
                                                 320,627
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0% (d)
Brookfield Properties Corp. ...        541         4,182
CB Richard Ellis Group, Inc.
  (Class A) (a)(b).............        568         2,453
Forest City Enterprises, Inc.
  (Class A) (b)................        184         1,233
                                             -----------
                                                   7,868
                                             -----------
ROAD & RAIL -- 1.0%
Burlington Northern Santa Fe
  Corp. (b)....................        761        57,615
CSX Corp. .....................      1,035        33,607
Hertz Global Holdings, Inc.
  (a)(b).......................        357         1,810
J.B. Hunt Transport Services,
  Inc. (b).....................        295         7,750
Kansas City Southern (a)(b)....        242         4,610
Norfolk Southern Corp. (b).....      1,007        47,379
Ryder Systems, Inc. (b)........        153         5,933
Union Pacific Corp. (b)........      1,370        65,486
                                             -----------
                                                 224,190
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
Advanced Micro Devices, Inc.
  (a)(b).......................      1,487         3,212
Altera Corp. (b)...............        792        13,234
Analog Devices, Inc. (b).......        783        14,893
Applied Materials, Inc. (b)....      3,659        37,066
Broadcom Corp. (Class A)
  (a)(b).......................      1,183        20,075
Cypress Semiconductor Corp.
  (a)(b).......................        396         1,770
Intel Corp. (b)................     14,953       219,211
Intersil Corp. (Class A) (b)...        339         3,115
KLA-Tencor Corp. (b)...........        467        10,176
Lam Research Corp. (a)(b)......        342         7,278
Linear Technology Corp. (b)....        548        12,122
LSI Logic Corp. (a)(b).........      1,705         5,609
Marvell Technology Group, Ltd.
  (a)..........................      1,249         8,331
Maxim Integrated Products, Inc.
  (b)..........................        855         9,764
MEMC Electronic Materials, Inc.
  (a)(b).......................        602         8,597
Microchip Technology, Inc.
  (b)..........................        492         9,609
Micron Technology, Inc.
  (a)(b).......................      2,016         5,322
National Semiconductor Corp.
  (b)..........................        612         6,163
NVIDIA Corp. (a)(b)............      1,480        11,944
ON Semiconductor Corp. (a)(b)..      1,077         3,662
Texas Instruments, Inc. (b)....      3,499        54,304
Varian Semiconductor Equipment
  Associates, Inc. (a)(b)......        192         3,479
Xilinx, Inc. (b)...............        738        13,151
                                             -----------
                                                 482,087
                                             -----------
SOFTWARE -- 3.5%
Activision Blizzard, Inc.
  (a)(b).......................      1,567        13,539
Adobe Systems, Inc. (a)........      1,428        30,402
Ansys, Inc. (a)(b).............        239         6,666
Autodesk, Inc. (a)(b)..........        607        11,927
BMC Software, Inc. (a)(b)......        531        14,289
CA, Inc. (b)...................      1,096        20,309
Citrix Systems, Inc. (a).......        514        12,115
Electronic Arts, Inc. (a)(b)...        848        13,602
Intuit, Inc. (a)(b)............        790        18,794
McAfee, Inc. (a)(b)............        410        14,174
Microsoft Corp. ...............     21,240       412,906
Oracle Corp. (a)(b)............     10,522       186,555
Red Hat, Inc. (a)(b)...........        501         6,623
Salesforce.com, Inc. (a)(b)....        272         8,707


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Symantec Corp. (a)(b)..........      2,258   $    30,528
Synopsys, Inc. (a)(b)..........        373         6,908
VMware, Inc. (Class A) (a)(b)..         99         2,345
                                             -----------
                                                 810,389
                                             -----------
SPECIALTY RETAIL -- 1.8%
Abercrombie & Fitch Co. (Class
  A) (b).......................        228         5,260
Advance Auto Parts, Inc. (b)...        269         9,052
American Eagle Outfitters,
  Inc. ........................        479         4,483
AutoZone, Inc. (a)(b)..........         98        13,668
Bed Bath & Beyond, Inc.
  (a)(b).......................        718        18,252
Best Buy Co., Inc. (b).........        895        25,159
CarMax, Inc. (a)(b)............        530         4,176
GameStop Corp. (Class A)
  (a)(b).......................        402         8,707
Guess ?, Inc. (b)..............        164         2,517
Limited Brands, Inc. (b).......        776         7,791
Lowe's Cos., Inc. (b)..........      3,924        84,445
O'Reilly Automotive, Inc.
  (a)(b).......................        360        11,066
PetSmart, Inc. (b).............        345         6,365
Ross Stores, Inc. (b)..........        363        10,792
Staples, Inc. (b)..............      1,892        33,905
The Gap, Inc. (b)..............      1,402        18,773
The Home Depot, Inc. (b).......      4,553       104,810
The Sherwin-Williams Co. (b)...        264        15,774
The TJX Cos., Inc. (b).........      1,123        23,100
Tiffany & Co. (b)..............        332         7,845
Urban Outfitters, Inc. (a)(b)..        310         4,644
                                             -----------
                                                 420,584
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
Coach, Inc. (a)................        896        18,610
NIKE, Inc. (Class B) (b).......        706        36,006
Polo Ralph Lauren Corp. (b)....        154         6,993
V. F. Corp. (b)................        229        12,542
                                             -----------
                                                  74,151
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Hudson City Bancorp, Inc. (b)..      1,304        20,812
New York Community Bancorp,
  Inc. (b).....................        898        10,740
People's United Financial, Inc.
  (b)..........................        457         8,148
Sovereign Bancorp, Inc.
  (a)(b).......................      1,413         4,211
TFS Financial Corp. (b)........        296         3,818
                                             -----------
                                                  47,729
                                             -----------
TOBACCO -- 1.7%
Altria Group, Inc. ............      5,544        83,493
Lorillard, Inc. ...............        460        25,921
Philip Morris International,
  Inc. (b).....................      5,438       236,607
Reynolds American, Inc. (b)....        468        18,865
UST, Inc. (b)..................        373        25,879
                                             -----------
                                                 390,765
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b)...............        383        13,348
W.W. Grainger, Inc. (b)........        173        13,639
                                             -----------
                                                  26,987
                                             -----------
WATER UTILITIES(D) -- 0.0% (d)
American Water Works Co., Inc.
  (b)..........................        154         3,216
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
American Tower Corp. (Class A)
  (a)(b).......................      1,067        31,284
Crown Castle International
  Corp. (a)(b).................        645        11,339
Leap Wireless International,
  Inc. (a)(b)..................        130         3,496
MetroPCS Communications, Inc.
  (a)..........................        613         9,103
NII Holdings, Inc. (a)(b)......        443         8,054
SBA Communications Corp. (Class
  A) (a).......................        276         4,504
Sprint Nextel Corp. (a)(b).....      7,580        13,871
Telephone & Data Systems, Inc.
  (b)..........................        272         8,636
US Cellular Corp. (a)(b).......         44         1,903
                                             -----------
                                                  92,190
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $25,850,578)...........               22,853,810
                                             -----------
SHORT TERM INVESTMENTS -- 24.6%
MONEY MARKET FUNDS -- 24.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f).............  5,408,269     5,408,269
STIC Prime Portfolio...........    235,398       235,398
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,643,667)............                5,643,667
                                             -----------
TOTAL INVESTMENTS -- 124.3%
  (Cost $31,494,245)...........               28,497,477
OTHER ASSETS AND
  LIABILITIES -- (24.3)%.......               (5,573,637)
                                             -----------
NET ASSETS -- 100.0%...........              $22,923,840
                                             ===========




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2008.
(c)    Affiliated issuer. (Note 3)
(d)    Amount shown represents less than 0.05% of net assets.
(e)    Investments of cash collateral for securities loaned.
(f)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.8%
Alliant Techsystems, Inc.
  (a)(b)......................       1,251   $    107,286
General Dynamics Corp. .......      12,520        721,027
L-3 Communications Holdings,
  Inc. .......................       4,670        344,553
Lockheed Martin Corp. ........      12,280      1,032,502
Precision Castparts Corp. ....       5,341        317,683
Rockwell Collins, Inc. .......       6,091        238,097
Spirit Aerosystems Holdings,
  Inc. (a)(b).................       3,774         38,381
United Technologies Corp.
  (b).........................      33,963      1,820,417
                                             ------------
                                                4,619,946
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc.
  (b).........................       6,578        361,987
Expeditors International
  Washington, Inc. (b)........       8,243        274,245
FedEx Corp. ..................      11,136        714,374
                                             ------------
                                                1,350,606
                                             ------------
AIRLINES -- 0.2%
AMR Corp. (a)(b)..............      10,689        114,052
Southwest Airlines Co. (b)....      28,263        243,627
                                             ------------
                                                  357,679
                                             ------------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. (b)..........       4,464         97,181
The Goodyear Tire & Rubber Co.
  (a)(b)......................       8,921         53,259
                                             ------------
                                                  150,440
                                             ------------
AUTOMOBILES -- 0.1%
Harley-Davidson, Inc. (b).....       9,039        153,392
                                             ------------
BEVERAGES -- 2.3%
Brown-Forman Corp. (Class B)
  (b).........................       3,546        182,584
Constellation Brands, Inc.
  (Class A) (a)(b)............       7,219        113,844
Hansen Natural Corp. (a)......       2,929         98,209
PepsiCo, Inc. ................      60,202      3,297,264
The Pepsi Bottling Group,
  Inc. .......................       5,297        119,235
                                             ------------
                                                3,811,136
                                             ------------
BIOTECHNOLOGY -- 5.1%
Abraxis Bioscience, Inc.
  (a)(b)......................         214         14,107
Alexion Pharmaceuticals, Inc.
  (a)(b)......................       2,878        104,155
Amgen, Inc. (a)...............      40,677      2,349,097
Amylin Pharmaceuticals, Inc.
  (a)(b)......................       4,857         52,698
Biogen Idec, Inc. (a).........      11,255        536,076
BioMarin Pharmaceutical, Inc.
  (a)(b)......................       3,916         69,705
Celgene Corp. (a).............      17,462        965,299
Cephalon, Inc. (a)(b).........       2,588        199,379
Genentech, Inc. (a)...........      17,848      1,479,778
Genzyme Corp. (a).............      10,297        683,412
Gilead Sciences, Inc. (a)(b)..      35,131      1,796,599
Vertex Pharmaceuticals, Inc.
  (a)(b)......................       5,787        175,809
                                             ------------
                                                8,426,114
                                             ------------
CAPITAL MARKETS -- 1.3%
Affiliated Managers Group,
  Inc. (a)(b).................       1,528         64,054
BlackRock, Inc. (b)...........         720         96,588
Eaton Vance Corp. (b).........       4,481         94,146
Franklin Resources, Inc. (b)..       6,171        393,586
Invesco, Ltd. (b).............      14,911        215,315
Raymond James Financial, Inc.
  (b).........................       3,550         60,811
SEI Investments Co. (b).......       5,170         81,221
T. Rowe Price Group, Inc.
  (b).........................       9,831        348,411
TD Ameritrade Holding Corp.
  (a).........................       9,516        135,603
The Charles Schwab Corp. .....      36,085        583,494
                                             ------------
                                                2,073,229
                                             ------------
CHEMICALS -- 1.9%
Airgas, Inc. .................       2,616        101,998
Albemarle Corp. ..............       3,553         79,232
Celanese Corp. (Series A)
  (b).........................       5,518         68,589
Ecolab, Inc. .................       6,640        233,396
Huntsman Corp. (b)............       3,173         10,915
Intrepid Potash, Inc. (a)(b)..       1,518         31,529
Monsanto Co. .................      20,789      1,462,506
Praxair, Inc. ................      12,139        720,571
Sigma-Aldrich Corp. ..........       4,176        176,394
Terra Industries, Inc. .......       3,902         65,046
The Mosaic Co. ...............       5,770        199,642
                                             ------------
                                                3,149,818
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Cintas Corp. (b)..............       5,221        121,284
Copart, Inc. (a)(b)...........       2,373         64,522
Corrections Corp. of America
  (a).........................       4,662         76,270
Covanta Holding Corp. (a)(b)..       4,816        105,759
Iron Mountain, Inc. (a)(b)....       7,043        174,174
Stericycle, Inc. (a)(b).......       3,350        174,468
Waste Management, Inc. (a)....      18,942        627,738
                                             ------------
                                                1,344,215
                                             ------------
COMMUNICATIONS EQUIPMENT -- 4.5%
Cisco Systems, Inc. (a).......     226,532      3,692,472
Corning, Inc. ................      60,013        571,924
EchoStar Corp. (Class A)
  (a)(b)......................       1,494         22,216
Harris Corp. .................       5,208        198,164
JDS Uniphase Corp. (a)(b).....       8,362         30,521
Juniper Networks, Inc.
  (a)(b)......................      20,935        366,572
Motorola, Inc. (b)............      81,232        359,858
QUALCOMM, Inc. ...............      63,164      2,263,166
                                             ------------
                                                7,504,893
                                             ------------
COMPUTERS & PERIPHERALS -- 5.1%
Apple, Inc. (a)(b)............      34,197      2,918,714
Dell, Inc. (a)................      66,371        679,639
EMC Corp. (a).................      79,034        827,486
Hewlett-Packard Co. ..........      94,897      3,443,812
NCR Corp. (a).................       6,025         85,193
NetApp, Inc. (a)..............      12,588        175,854
SanDisk Corp. (a)(b)..........       8,621         82,762
Teradata Corp. (a)............       6,701         99,376
Western Digital Corp. (a).....       8,719         99,833
                                             ------------
                                                8,412,669
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Fluor Corp. ..................       6,920        310,501
Foster Wheeler, Ltd. (a)......       5,371        125,574
Jacobs Engineering Group, Inc.
  (a)(b)......................       4,675        224,868
KBR, Inc. (b).................       6,127         93,130
Quanta Services, Inc. (a).....       7,588        150,242
The Shaw Group, Inc. (a)......       2,837         58,073
                                             ------------
                                                  962,388
                                             ------------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials,
  Inc. (b)....................       1,606        155,911
                                             ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
CONSUMER FINANCE -- 0.6%
American Express Co. (b)......      39,164   $    726,492
Discover Financial Services...      18,411        175,457
                                             ------------
                                                  901,949
                                             ------------
CONTAINERS & PACKAGING -- 0.3%
Ball Corp. (b)................       3,620        150,556
Crown Holdings, Inc. (a)......       6,187        118,790
Pactiv Corp. (a)(b)...........       5,023        124,972
Sealed Air Corp. .............       6,093         91,030
                                             ------------
                                                  485,348
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
Apollo Group, Inc. (a)........       5,053        387,161
DeVry, Inc. ..................       2,384        136,866
H&R Block, Inc. (b)...........      12,995        295,246
ITT Educational Services, Inc.
  (a)(b)......................       1,484        140,950
Weight Watchers International,
  Inc. (b)....................       1,283         37,746
                                             ------------
                                                  997,969
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
CME Group, Inc. ..............       2,573        535,467
Intercontinental Exchange,
  Inc. (a)....................       2,811        231,739
Leucadia National Corp. (a)...       6,421        127,136
Moody's Corp. (b).............       7,855        157,807
NYSE Euronext (b).............       8,737        239,219
The Nasdaq OMX Group, Inc.
  (a)(b)......................       6,046        149,396
                                             ------------
                                                1,440,764
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
Level 3 Communications, Inc.
  (a)(b)......................      59,436         41,605
Windstream Corp. (b)..........      16,363        150,540
                                             ------------
                                                  192,145
                                             ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. .......       6,513        220,530
                                             ------------
ELECTRICAL EQUIPMENT -- 1.2%
AMETEK, Inc. .................       4,127        124,676
Cooper Industries, Ltd. (Class
  A) (b)......................       6,739        196,981
Emerson Electric Co. .........      30,080      1,101,229
First Solar, Inc. (a)(b)......       1,705        235,222
Roper Industries, Inc. (b)....       3,495        151,718
SunPower Corp. (Class A)
  (a)(b)......................       3,184        117,808
                                             ------------
                                                1,927,634
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.9%
Agilent Technologies, Inc.
  (a).........................      13,645        213,271
Amphenol Corp. (Class A) (b)..       6,506        156,014
Arrow Electronics, Inc. (a)...       4,505         84,874
Avnet, Inc. (a)...............       5,545        100,974
Dolby Laboratories, Inc.
  (a)(b)......................       1,956         64,079
FLIR Systems, Inc. (a)(b).....       5,372        164,813
Itron, Inc. (a)(b)............       1,276         81,332
Jabil Circuit, Inc. ..........       6,933         46,798
Mettler-Toledo International,
  Inc. (a)(b).................       1,322         89,103
Molex, Inc. (b)...............       5,289         76,638
Trimble Navigation, Ltd.
  (a)(b)......................       4,499         97,223
Tyco Electronics, Ltd. .......      18,185        294,779
                                             ------------
                                                1,469,898
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 3.2%
Baker Hughes, Inc. (b)........      11,810        378,747
BJ Services Co. (b)...........      10,954        127,833
Cameron International Corp.
  (a).........................       8,108        166,214
Diamond Offshore Drilling,
  Inc. (b)....................       2,523        148,706
ENSCO International, Inc. ....       5,479        155,549
Exterran Holdings, Inc.
  (a)(b)......................       2,371         50,502
FMC Technologies, Inc. (a)....       4,925        117,363
Halliburton Co. ..............      34,435        626,028
Helmerich & Payne, Inc. (b)...       3,647         82,969
IHS, Inc. (Class A) (a)(b)....       1,653         61,855
Nabors Industries, Ltd.
  (a)(b)......................      10,727        128,402
National-Oilwell Varco, Inc.
  (a).........................      15,769        385,394
Noble Corp. ..................      10,303        227,593
Patterson-UTI Energy, Inc.
  (b).........................       5,809         66,862
Pride International, Inc.
  (a).........................       6,412        102,464
Rowan Cos., Inc. .............       4,137         65,778
Schlumberger, Ltd. ...........      45,886      1,942,354
Smith International, Inc. ....       8,361        191,383
Superior Energy Services, Inc.
  (a).........................       2,961         47,169
Weatherford International,
  Ltd. (a)(b).................      26,120        282,619
                                             ------------
                                                5,355,784
                                             ------------
FOOD & STAPLES RETAILING -- 5.6%
Costco Wholesale Corp. .......      16,709        877,223
CVS Caremark Corp. ...........      55,063      1,582,511
Sysco Corp. ..................      23,135        530,717
Wal-Mart Stores, Inc. ........      93,904      5,264,258
Walgreen Co. (b)..............      38,182        941,950
Whole Foods Market, Inc. .....       5,137         48,493
                                             ------------
                                                9,245,152
                                             ------------
FOOD PRODUCTS -- 0.5%
Archer-Daniels-Midland Co. ...      22,527        649,453
Dean Foods Co. (a)(b).........       5,946        106,850
                                             ------------
                                                  756,303
                                             ------------
GAS UTILITIES -- 0.3%
Energen Corp. (b).............       2,383         69,893
Equitable Resources, Inc.
  (b).........................       4,992        167,482
ONEOK, Inc. ..................       3,795        110,510
Questar Corp. (b).............       6,697        218,925
                                             ------------
                                                  566,810
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.1%
Baxter International, Inc. ...      23,837      1,277,425
Beckman Coulter, Inc. (b).....       2,330        102,380
Becton, Dickinson & Co. ......       8,831        603,952
Boston Scientific Corp. (a)...      56,917        440,538
C.R. Bard, Inc. (b)...........       3,809        320,946
Covidien, Ltd. ...............      18,896        684,791
Dentsply International, Inc.
  (b).........................       5,175        146,142
Hologic, Inc. (a)(b)..........       9,982        130,465
IDEXX Laboratories, Inc.
  (a)(b)......................       2,204         79,520
Intuitive Surgical, Inc.
  (a)(b)......................       1,474        187,183
Kinetic Concepts, Inc.
  (a)(b)......................       1,855         35,579
Medtronic, Inc. ..............      43,186      1,356,904
St. Jude Medical, Inc. (a)....      13,091        431,479
Stryker Corp. ................      12,047        481,278
Varian Medical Systems, Inc.
  (a)(b)......................       4,851        169,979
Zimmer Holdings, Inc. (a).....       8,620        348,421
                                             ------------
                                                6,796,982
                                             ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
HEALTH CARE PROVIDERS & SERVICES -- 3.8%
Aetna, Inc. ..................      17,831   $    508,184
AmerisourceBergen Corp. ......       6,095        217,348
Cardinal Health, Inc. ........      13,698        472,170
Community Health Systems, Inc.
  (a)(b)......................       3,486         50,826
Coventry Health Care, Inc.
  (a)(b)......................       5,500         81,840
DaVita, Inc. (a)..............       4,032        199,866
Express Scripts, Inc. (Class
  A) (a)......................       8,032        441,599
Health Net, Inc. (a)(b).......       3,944         42,950
Henry Schein, Inc. (a)........       3,504        128,562
Humana, Inc. (a)..............       6,565        244,743
Lincare Holdings, Inc.
  (a)(b)......................       2,938         79,120
McKesson Corp. (b)............      10,664        413,017
Medco Health Solutions, Inc.
  (a).........................      19,465        815,778
Omnicare, Inc. ...............       3,945        109,513
Patterson Cos., Inc. (a)(b)...       4,396         82,425
Quest Diagnostics, Inc. (b)...       5,774        299,728
UnitedHealth Group, Inc. .....      47,279      1,257,621
WellPoint, Inc. (a)...........      19,642        827,518
                                             ------------
                                                6,272,808
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)(b)...........       2,407         92,549
IMS Health, Inc. .............       6,999        106,105
                                             ------------
                                                  198,654
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Burger King Holdings, Inc.
  (b).........................       3,382         80,762
Darden Restaurants, Inc. (b)..       4,987        140,534
International Game Technology
  (b).........................      11,270        134,000
Las Vegas Sands Corp. (a)(b)..      10,731         63,635
Marriott International, Inc.
  (Class A) (b)...............      11,762        228,771
MGM Mirage, Inc. (a)(b).......       3,497         48,119
Penn National Gaming, Inc.
  (a).........................       2,655         56,764
Starbucks Corp. (a)...........      28,253        267,273
Starwood Hotels & Resorts
  Worldwide, Inc. (b).........       6,293        112,645
Wyndham Worldwide Corp. (b)...       6,358         41,645
Wynn Resorts, Ltd. (a)........       2,548        107,678
Yum! Brands, Inc. ............      17,945        565,267
                                             ------------
                                                1,847,093
                                             ------------
HOUSEHOLD DURABLES -- 0.2%
Garmin, Ltd. (b)..............       4,607         88,316
Pulte Homes, Inc. (b).........       8,120         88,752
Toll Brothers, Inc. (a)(b)....       4,750        101,792
                                             ------------
                                                  278,860
                                             ------------
HOUSEHOLD PRODUCTS -- 5.4%
Church & Dwight Co., Inc. ....       2,674        150,065
Colgate-Palmolive Co. (b).....      19,577      1,341,807
Energizer Holdings, Inc.
  (a)(b)......................       2,133        115,481
Procter & Gamble Co. (b)......     113,982      7,046,367
The Clorox Co. ...............       5,291        293,968
                                             ------------
                                                8,947,688
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Calpine Corp. (a)(b)..........      13,921        101,345
Constellation Energy Group,
  Inc. (b)....................       6,877        172,544
Dynegy, Inc. (Class A) (a)....      18,024         36,048
NRG Energy, Inc. (a)(b).......       8,846        206,377
Reliant Energy, Inc. (a)......      12,898         74,550
The AES Corp. (a)(b)..........      25,657        211,414
                                             ------------
                                                  802,278
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.1%
McDermott International, Inc.
  (a).........................       8,450         83,486
                                             ------------
INSURANCE -- 1.0%
AFLAC, Inc. ..................      18,109        830,116
Axis Capital Holdings, Ltd. ..       5,461        159,024
Brown & Brown, Inc. ..........       4,124         86,192
The Progressive Corp. ........      24,338        360,446
W.R. Berkley Corp. ...........       5,299        164,269
                                             ------------
                                                1,600,047
                                             ------------
INTERNET & CATALOG RETAIL -- 0.5%
Amazon.com, Inc. (a)..........      11,892        609,822
Expedia, Inc. (a).............       7,442         61,322
Liberty Media Holding
  Corp. -- Interactive (Series
  A) (a)(b)...................      22,605         70,528
priceline.com, Inc. (a)(b)....       1,514        111,506
                                             ------------
                                                  853,178
                                             ------------
INTERNET SOFTWARE & SERVICES -- 2.5%
Akamai Technologies, Inc.
  (a)(b)......................       6,529         98,523
eBay, Inc. (a)................      43,004        600,336
Google, Inc. (Class A) (a)....       8,723      2,683,631
IAC/InterActiveCorp (a)(b)....       2,359         37,107
VeriSign, Inc. (a)(b).........       7,473        142,585
Yahoo!, Inc. (a)(b)...........      49,637        605,571
                                             ------------
                                                4,167,753
                                             ------------
IT SERVICES -- 3.0%
Accenture, Ltd. (Class A).....      21,278        697,706
Affiliated Computer Services,
  Inc. (Class A) (a)..........       3,549        163,076
Alliance Data Systems Corp.
  (a)(b)......................       2,465        114,696
Automatic Data Processing,
  Inc. (b)....................      19,787        778,420
Cognizant Technology Solutions
  Corp. (Class A) (a)(b)......      11,169        201,712
DST Systems, Inc. (a)(b)......       1,599         60,730
Fidelity National Information
  Services, Inc. .............       7,026        114,313
Fiserv, Inc. (a)..............       6,396        232,622
Global Payments, Inc. ........       3,058        100,272
Hewitt Associates, Inc. (Class
  A) (a)......................       3,489         99,018
Mastercard, Inc. (Class A)
  (b).........................       3,309        472,955
Metavante Technologies, Inc.
  (a)(b)......................       3,216         51,810
Paychex, Inc. (b).............      12,445        327,055
SAIC, Inc. (a)................       7,370        143,568
The Western Union Co. ........      28,073        402,567
Total System Services, Inc. ..       7,721        108,094
Visa, Inc. (Class A) (b)......      16,508        865,845
                                             ------------
                                                4,934,459
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.9%
Charles River Laboratories
  International, Inc. (a)(b)..       2,640         69,168
Covance, Inc. (a).............       2,413        111,070
Illumina, Inc. (a)(b).........       4,758        123,946
Life Technologies Corp
  (a)(b)......................       6,715        156,527
Millipore Corp. (a)(b)........       2,175        112,056
PerkinElmer, Inc. ............       4,406         61,287
Pharmaceutical Product
  Development, Inc. ..........       3,958        114,822


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Thermo Fisher Scientific, Inc.
  (a)(b)......................      16,137   $    549,788
Waters Corp. (a)(b)...........       3,825        140,186
                                             ------------
                                                1,438,850
                                             ------------
MACHINERY -- 3.0%
AGCO Corp. (a)(b).............       3,398         80,159
Bucyrus International, Inc.
  (Class A) (b)...............       2,796         51,782
Caterpillar, Inc. ............      23,430      1,046,618
Cummins, Inc. ................       7,015        187,511
Danaher Corp. (b).............       9,471        536,153
Deere & Co. (b)...............      16,620        636,879
Donaldson Co., Inc. ..........       2,597         87,389
Dover Corp. (b)...............       7,331        241,337
Harsco Corp. (b)..............       3,134         86,749
Illinois Tool Works, Inc.
  (b).........................      17,163        601,563
ITT Corp. ....................       7,025        323,080
Joy Global, Inc. .............       4,036         92,384
Lincoln Electric Holdings,
  Inc. (b)....................       1,528         77,821
Navistar International Corp.
  (a)(b)......................       2,274         48,618
PACCAR, Inc. (b)..............      13,410        383,526
Pall Corp. ...................       4,666        132,654
Parker-Hannifin Corp. ........       6,471        275,276
Terex Corp. (a)...............       3,657         63,339
The Manitowoc Co., Inc. (b)...       4,767         41,282
                                             ------------
                                                4,994,120
                                             ------------
MEDIA -- 5.0%
Ascent Media Corp. (Series A)
  (a).........................         493         10,767
Cablevision Systems Corp.
  (Class A) (b)...............       8,645        145,582
Clear Channel Outdoor
  Holdings, Inc. (Class A)
  (b).........................       1,342          8,253
Comcast Corp. (Class A).......     106,074      1,790,529
Discovery Communications, Inc.
  (Series A) (a)(b)...........      10,422        147,575
DISH Network Corp. (Class A)
  (a)(b)......................       7,875         87,334
Lamar Advertising Co. (Class
  A) (a)(b)...................       2,569         32,267
Liberty Global, Inc. (Series
  A) (a)(b)...................      11,573        184,242
Liberty Media
  Corp. -- Entertainment
  (Series A) (a)..............      19,920        348,202
News Corp. (Class A)..........      88,835        807,510
Omnicom Group, Inc. ..........      12,324        331,762
Scripps Networks Interactive
  (Class A) (b)...............       3,030         66,660
Sirius XM Radio, Inc. (a)(b)..     118,371         14,204
The DIRECTV Group, Inc.
  (a)(b)......................      21,065        482,599
The McGraw-Hill Cos., Inc. ...      12,336        286,072
The Walt Disney Co. ..........      67,043      1,521,206
Time Warner Cable, Inc. (Class
  A) (a)(b)...................       5,773        123,831
Time Warner, Inc. (b).........     144,205      1,450,702
Viacom, Inc. (a)(b)...........      21,213        404,320
Virgin Media, Inc. (b)........      11,524         57,505
                                             ------------
                                                8,301,122
                                             ------------
METALS & MINING -- 1.2%
AK Steel Holding Corp. .......       4,370         40,728
Allegheny Technologies, Inc.
  (b).........................       3,700         94,461
Freeport-McMoRan Copper &
  Gold, Inc. .................      14,684        358,877
Newmont Mining Corp. .........      16,990        691,493
Nucor Corp. (b)...............      10,912        504,134
Reliance Steel & Aluminum
  Co. ........................       2,386         47,577
Southern Copper Corp. (b).....       8,166        131,146
Steel Dynamics, Inc. .........       7,408         82,822
                                             ------------
                                                1,951,238
                                             ------------
MULTI-UTILITIES -- 0.3%
Public Service Enterprise
  Group, Inc. ................      19,436        566,948
                                             ------------
MULTILINE RETAIL -- 1.1%
Dollar Tree Stores, Inc. (a)..       3,559        148,766
Family Dollar Stores, Inc.
  (b).........................       5,206        135,720
J. C. Penney Co., Inc. (b)....       7,505        147,849
Kohl's Corp. (a)(b)...........      11,229        406,490
Nordstrom, Inc. (b)...........       6,194         82,442
Target Corp. (b)..............      26,258        906,689
                                             ------------
                                                1,827,956
                                             ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. ..................      33,896        270,151
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 4.3%
Alpha Natural Resources, Inc.
  (a).........................       2,626         42,515
Anadarko Petroleum Corp. (b)..      17,900        690,045
Arch Coal, Inc. (b)...........       5,230         85,197
Cabot Oil & Gas Corp. ........       3,790         98,540
Chesapeake Energy Corp. (b)...      23,108        373,656
Cimarex Energy Co. (b)........       2,983         79,885
CNX Gas Corp. (a)(b)..........       1,008         27,518
CONSOL Energy, Inc. ..........       7,029        200,889
Continental Resources, Inc.
  (a)(b)......................       1,094         22,657
Denbury Resources, Inc.
  (a)(b)......................       9,376        102,386
Energy Transfer Equity LP
  (b).........................       7,620        123,520
EOG Resources, Inc. ..........       9,482        631,311
Hess Corp. ...................      11,190        600,232
Kinder Morgan Energy Partners
  LP (b)......................       6,453        295,225
Kinder Morgan Management LLC
  (a)(b)......................       2,705        108,146
Massey Energy Co. ............       3,130         43,163
Murphy Oil Corp. .............       7,282        322,957
Newfield Exploration Co. (a)..       5,064        100,014
Patriot Coal Corp. (a)(b).....       1,949         12,181
Peabody Energy Corp. .........      10,423        237,123
Petrohawk Energy Corp. (a)....       9,650        150,829
Plains Exploration &
  Production Co. (a)(b).......       3,894         90,497
Quicksilver Resources, Inc.
  (a)(b)......................       4,173         23,244
Range Resources Corp. ........       5,952        204,689
SandRidge Energy, Inc.
  (a)(b)......................       3,438         21,144
Southwestern Energy Co.
  (a)(b)......................      13,163        381,332
Sunoco, Inc. (b)..............       4,547        197,613
The Williams Cos., Inc. (b)...      22,101        320,022
Ultra Petroleum Corp. (a).....       5,685        196,189
Valero Energy Corp. ..........      20,094        434,834
Walter Industries, Inc. ......       2,032         35,580
XTO Energy, Inc. .............      22,178        782,218
                                             ------------
                                                7,035,351
                                             ------------
PERSONAL PRODUCTS -- 0.3%
Avon Products, Inc. ..........      16,371        393,395
The Estee Lauder Cos., Inc.
  (Class A) (b)...............       3,885        120,280
                                             ------------
                                                  513,675
                                             ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
PHARMACEUTICALS -- 5.2%
Allergan, Inc. ...............      11,822   $    476,663
Endo Pharmaceuticals Holdings,
  Inc. (a)(b).................       4,596        118,944
Forest Laboratories, Inc.
  (a).........................      11,600        295,452
Johnson & Johnson.............     107,517      6,432,742
King Pharmaceuticals, Inc.
  (a).........................       9,198         97,683
Mylan, Inc. (a)(b)............      11,104        109,819
Schering-Plough Corp. (b).....      62,300      1,060,969
Warner Chilcott, Ltd. (Class
  A) (a)(b)...................       2,950         42,775
                                             ------------
                                                8,635,047
                                             ------------
PROFESSIONAL SERVICES -- 0.4%
Equifax, Inc. (b).............       4,791        127,057
FTI Consulting, Inc. (a)(b)...       1,864         83,283
Manpower, Inc. ...............       3,040        103,330
Monster Worldwide, Inc.
  (a)(b)......................       4,517         54,611
Robert Half International,
  Inc. (b)....................       5,927        123,400
The Dun & Bradstreet Corp. ...       2,149        165,903
                                             ------------
                                                  657,584
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Camden Property Trust (b).....       1,948         61,050
CapitalSource, Inc. (b).......       8,400         38,808
Simon Property Group, Inc.
  (b).........................       8,587        456,227
Ventas, Inc. (b)..............       5,347        179,499
                                             ------------
                                                  735,584
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. ..       7,580         58,594
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)............       9,632         41,610
                                             ------------
                                                  100,204
                                             ------------
ROAD & RAIL -- 0.8%
CSX Corp. ....................      15,399        500,006
Hertz Global Holdings, Inc.
  (a)(b)......................       4,644         23,545
J.B. Hunt Transport Services,
  Inc. (b)....................       4,221        110,886
Norfolk Southern Corp. (b)....      14,405        677,755
                                             ------------
                                                1,312,192
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.3%
Advanced Micro Devices, Inc.
  (a)(b)......................      21,680         46,829
Altera Corp. .................      11,415        190,745
Analog Devices, Inc. .........      11,134        211,769
Applied Materials, Inc. (b)...      52,157        528,350
Broadcom Corp. (Class A) (a)..      16,664        282,788
Cypress Semiconductor Corp.
  (a)(b)......................       5,603         25,045
Intersil Corp. (Class A)......       4,461         40,997
KLA-Tencor Corp. (b)..........       6,402        139,500
Lam Research Corp. (a)(b).....       4,897        104,208
Linear Technology Corp. (b)...       7,883        174,372
LSI Logic Corp. (a)(b)........      24,560         80,802
Marvell Technology Group, Ltd.
  (a).........................      18,229        121,587
Maxim Integrated Products,
  Inc. .......................      12,451        142,190
MEMC Electronic Materials,
  Inc. (a)(b).................       8,676        123,893
Microchip Technology, Inc.
  (b).........................       7,116        138,976
Micron Technology, Inc.
  (a)(b)......................      29,264         77,257
National Semiconductor Corp.
  (b).........................       8,802         88,636
NVIDIA Corp. (a)..............      21,378        172,520
ON Semiconductor Corp.
  (a)(b)......................      14,704         49,994
Texas Instruments, Inc. ......      50,111        777,723
Varian Semiconductor Equipment
  Associates, Inc. (a)(b).....       2,660         48,199
Xilinx, Inc. (b)..............      10,564        188,251
                                             ------------
                                                3,754,631
                                             ------------
SOFTWARE -- 7.0%
Activision Blizzard, Inc.
  (a).........................      22,866        197,562
Adobe Systems, Inc. (a).......      20,341        433,060
Ansys, Inc. (a)(b)............       3,313         92,399
Autodesk, Inc. (a)(b).........       8,355        164,176
BMC Software, Inc. (a)(b).....       7,475        201,152
CA, Inc. .....................      15,904        294,701
Citrix Systems, Inc. (a)......       7,175        169,115
Electronic Arts, Inc. (a)(b)..      12,258        196,618
Intuit, Inc. (a)(b)...........      11,330        269,541
McAfee, Inc. (a)(b)...........       5,845        202,062
Microsoft Corp. ..............     304,449      5,918,488
Oracle Corp. (a)(b)...........     151,019      2,677,567
Red Hat, Inc. (a)(b)..........       7,400         97,828
Salesforce.com, Inc. (a)(b)...       3,865        123,719
Symantec Corp. (a)............      32,448        438,697
VMware, Inc. (Class A)
  (a)(b)......................       1,369         32,432
                                             ------------
                                               11,509,117
                                             ------------
SPECIALTY RETAIL -- 3.4%
Abercrombie & Fitch Co. (Class
  A) (b)......................       3,252         75,024
Advance Auto Parts, Inc. .....       3,672        123,563
American Eagle Outfitters,
  Inc. .......................       6,365         59,576
AutoZone, Inc. (a)............       1,364        190,237
Bed Bath & Beyond, Inc.
  (a)(b)......................      10,108        256,945
Best Buy Co., Inc. (b)........      12,953        364,109
CarMax, Inc. (a)(b)...........       7,114         56,058
GameStop Corp. (Class A)
  (a)(b)......................       5,841        126,516
Guess ?, Inc. ................       2,213         33,970
Lowe's Cos., Inc. ............      56,242      1,210,328
O'Reilly Automotive, Inc.
  (a)(b)......................       4,983        153,177
PetSmart, Inc. (b)............       4,817         88,874
Ross Stores, Inc. (b).........       4,982        148,115
Staples, Inc. (b).............      27,121        486,008
The Gap, Inc. ................      20,350        272,487
The Home Depot, Inc. (b)......      65,318      1,503,620
The TJX Cos., Inc. ...........      16,158        332,370
Tiffany & Co. (b).............       4,721        111,557
Urban Outfitters, Inc.
  (a)(b)......................       4,309         64,549
                                             ------------
                                                5,657,083
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. (a)...............      12,722        264,236
NIKE, Inc. (Class B)..........      10,383        529,533
Polo Ralph Lauren Corp. (b)...       2,165         98,313
                                             ------------
                                                  892,082
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Hudson City Bancorp, Inc.
  (b).........................      18,290        291,908
TFS Financial Corp. (b).......       3,410         43,989
                                             ------------
                                                  335,897
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b)..............       5,437        189,479
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
American Tower Corp. (Class A)
  (a)(b)......................      15,260        447,423


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Crown Castle International
  Corp. (a)(b)................       9,361   $    164,566
Leap Wireless International,
  Inc. (a)(b).................       2,021         54,345
MetroPCS Communications, Inc.
  (a)(b)......................       9,508        141,194
NII Holdings, Inc. (a)........       6,158        111,952
SBA Communications Corp.
  (Class A) (a)...............       4,524         73,832
Telephone & Data Systems, Inc.
  (b).........................       3,859        122,523
US Cellular Corp. (a).........         502         21,707
                                             ------------
                                                1,137,542
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $247,837,734).........                164,631,861
                                             ------------
SHORT TERM INVESTMENTS -- 18.1%
MONEY MARKET FUNDS -- 18.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  28,955,817     28,955,817
STIC Prime Portfolio..........   1,045,590      1,045,590
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost
  $30,001,407)................                 30,001,407
                                             ------------
TOTAL INVESTMENTS -- 117.8%
  (Cost $277,839,141).........                194,633,268
OTHER ASSETS AND
  LIABILITIES -- (17.8)%......                (29,450,154)
                                             ------------
NET ASSETS -- 100.0%..........               $165,183,114
                                             ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan as of December 31, 2008.
(c)    Investments of cash collateral for securities loaned.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.1%
Boeing Co. ...................      15,569   $    664,329
Goodrich Corp. ...............       2,975        110,135
Honeywell International,
  Inc. .......................      15,797        518,616
Northrop Grumman Corp. .......       7,183        323,522
Raytheon Co. (a)..............       9,857        503,101
                                             ------------
                                                2,119,703
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.8%
United Parcel Service, Inc.
  (Class B)...................      15,375        848,085
                                             ------------
AIRLINES -- 0.2%
Delta Air Lines, Inc. (b).....      15,013        172,049
                                             ------------
AUTO COMPONENTS -- 0.3%
Johnson Controls, Inc. (a)....      14,062        255,366
WABCO Holdings, Inc. .........       1,633         25,785
                                             ------------
                                                  281,151
                                             ------------
AUTOMOBILES -- 0.2%
Ford Motor Co. (a)(b).........      56,634        129,692
General Motors Corp. (a)......      11,529         36,893
                                             ------------
                                                  166,585
                                             ------------
BEVERAGES -- 2.6%
Coca-Cola Enterprises, Inc.
  (a).........................       7,433         89,419
Dr. Pepper Snapple Group, Inc.
  (b).........................       6,048         98,280
Molson Coors Brewing Co.
  (Class B) (a)...............       3,529        172,639
The Coca-Cola Co. ............      50,502      2,286,225
                                             ------------
                                                2,646,563
                                             ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (a)...............       8,712         96,964
USG Corp. (a)(b)..............       1,592         12,800
                                             ------------
                                                  109,764
                                             ------------
CAPITAL MARKETS -- 3.2%
AllianceBernstein Holding LP
  (a).........................         760         15,800
Ameriprise Financial, Inc. ...       5,092        118,949
Federated Investors, Inc.
  (Class B)...................       2,171         36,820
Janus Capital Group, Inc.
  (a).........................       3,811         30,602
Legg Mason, Inc. (a)..........       3,307         72,456
Merrill Lynch & Co., Inc. ....      30,609        356,289
Morgan Stanley................      22,962        368,311
Northern Trust Corp. (a)......       5,259        274,204
Och-Ziff Capital Management
  Group LLC (a)...............         773          3,981
State Street Corp. (c)........      10,312        405,571
The Bank of New York Mellon
  Corp. ......................      27,114        768,140
The Blackstone Group LP (a)...       3,479         22,718
The Goldman Sachs Group,
  Inc. .......................       9,538        804,912
                                             ------------
                                                3,278,753
                                             ------------
CHEMICALS -- 1.8%
Air Products & Chemicals, Inc.
  (a).........................       4,711        236,822
Ashland, Inc. (a).............       1,612         16,942
CF Industries Holdings, Inc.
  (a).........................       1,347         66,219
E. I. du Pont de Nemours &
  Co. ........................      21,407        541,597
Eastman Chemical Co. (a)......       1,641         52,036
FMC Corp. (a).................       1,788         79,977
International Flavors &
  Fragrances, Inc. (a)........       1,877         55,784
Lubrizol Corp. (a)............       1,678         61,062
PPG Industries, Inc. (a)......       3,948        167,514
Rohm & Haas Co. ..............       2,940        181,663
The Dow Chemical Co. .........      22,223        335,345
                                             ------------
                                                1,794,961
                                             ------------
COMMERCIAL BANKS -- 5.6%
BB&T Corp. (a)................      13,166        361,538
City National Corp. (a).......         972         47,336
Comerica, Inc. (a)............       3,609         71,639
Commerce Bancshares, Inc.
  (a).........................       1,438         63,200
Fifth Third Bancorp (a).......      12,764        105,431
Huntington Bancshares, Inc.
  (a).........................       8,533         65,363
Keycorp.......................      11,565         98,534
M&T Bank Corp. (a)............       1,878        107,816
Marshall & Ilsley Corp. (a)...       5,800         79,112
National City Corp. (a).......      14,766         26,727
PNC Financial Services Group,
  Inc. .......................       8,258        404,642
Regions Financial Corp. (a)...      16,597        132,112
SunTrust Banks, Inc. (a)......       8,443        249,406
Synovus Financial Corp. (a)...       6,725         55,818
U.S. Bancorp (a)..............      41,012      1,025,710
Wachovia Corp. ...............      51,567        285,681
Wells Fargo & Co. (a).........      83,086      2,449,375
Zions Bancorp (a).............       2,575         63,113
                                             ------------
                                                5,692,553
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
Avery Dennison Corp. (a)......       2,205         72,169
Pitney Bowes, Inc. ...........       4,954        126,228
R.R. Donnelley & Sons Co.
  (a).........................       5,002         67,927
Republic Services, Inc. ......       7,982        197,874
                                             ------------
                                                  464,198
                                             ------------
COMPUTERS & PERIPHERALS -- 2.8%
International Business
  Machines Corp. .............      32,150      2,705,744
Lexmark International, Inc.
  (Class A) (a)(b)............       1,881         50,599
Seagate Technology (a)........      11,307         50,090
Sun Microsystems, Inc. (b)....      17,945         68,550
                                             ------------
                                                2,874,983
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.1%
URS Corp. (a)(b)..............       2,018         82,274
                                             ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co. (a)......       2,176        151,406
                                             ------------
CONSUMER FINANCE -- 0.4%
Capital One Financial Corp.
  (a).........................       9,253        295,078
SLM Corp. (a)(b)..............      11,147         99,208
                                             ------------
                                                  394,286
                                             ------------
CONTAINERS & PACKAGING -- 0.2%
Bemis Co., Inc. (a)...........       2,462         58,300
Owens-Illinois, Inc. (b)......       4,043        110,495
Sonoco Products Co. ..........       2,376         55,028
                                             ------------
                                                  223,823
                                             ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ............       3,759        142,316
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 5.3%
Bank of America Corp. ........     118,960      1,674,957
CIT Group, Inc. (a)...........       8,504         38,608
Citigroup, Inc. ..............     129,198        866,918
JPMorgan Chase & Co. .........      88,605      2,793,716
                                             ------------
                                                5,374,199
                                             ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.6%
AT&T, Inc. ...................     140,993   $  4,018,300
CenturyTel, Inc. (a)..........       2,438         66,631
Embarq Corp. (a)..............       3,402        122,336
Frontier Communications Corp.
  (a).........................       7,532         65,830
Qwest Communications
  International, Inc. (a).....      33,643        122,460
Verizon Communications,
  Inc. .......................      67,911      2,302,183
                                             ------------
                                                6,697,740
                                             ------------
ELECTRIC UTILITIES -- 4.5%
American Electric Power Co.,
  Inc. (a)....................       9,574        318,623
DPL, Inc. (a).................       2,735         62,467
Duke Energy Corp. (a).........      29,947        449,505
Edison International..........       7,145        229,497
Entergy Corp. (a).............       4,485        372,838
Exelon Corp. (a)..............      15,615        868,350
FirstEnergy Corp. ............       7,280        353,663
FPL Group, Inc. (a)...........       8,967        451,309
Northeast Utilities (a).......       3,805         91,548
Pepco Holdings, Inc. (a)......       5,120         90,931
Pinnacle West Capital Corp.
  (a).........................       2,407         77,337
PPL Corp. ....................       8,884        272,650
Progress Energy, Inc. (a).....       6,241        248,704
The Southern Co. (a)..........      18,230        674,510
                                             ------------
                                                4,561,932
                                             ------------
ELECTRICAL EQUIPMENT -- 0.1%
Hubbell, Inc. (Class B) (a)...       1,281         41,863
Rockwell Automation, Inc. ....       3,003         96,817
                                             ------------
                                                  138,680
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.0%
  (d)
Ingram Micro, Inc. (Class A)
  (b).........................       3,424         45,847
                                             ------------
FOOD & STAPLES RETAILING -- 0.7%
Safeway, Inc. (a).............      10,203        242,525
SUPERVALU, Inc. (a)...........       5,085         74,241
The Kroger Co. (a)............      14,551        384,292
                                             ------------
                                                  701,058
                                             ------------
FOOD PRODUCTS -- 2.8%
Bunge, Ltd. (a)...............       2,882        149,201
Campbell Soup Co. (a).........       5,282        158,513
ConAgra Foods, Inc. (a).......      10,606        174,999
General Mills, Inc. ..........       7,580        460,485
H.J. Heinz Co. (a)............       7,446        279,970
Hormel Foods Corp. (a)........       1,816         56,441
Kellogg Co. ..................       5,691        249,550
Kraft Foods, Inc. (a).........      31,906        856,676
McCormick & Co., Inc. (a).....       2,814         89,654
Sara Lee Corp. ...............      16,013        156,767
Smithfield Foods, Inc.
  (a)(b)......................       3,055         42,984
The Hershey Co. (a)...........       3,808        132,290
Tyson Foods, Inc. (Class A)
  (a).........................       6,698         58,675
                                             ------------
                                                2,866,205
                                             ------------
GAS UTILITIES -- 0.1%
National Fuel Gas Co. (a).....       1,663         52,102
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Hospira, Inc. (b).............       3,799        101,889
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
CIGNA Corp. ..................       6,558        110,502
Laboratory Corp. of America
  Holdings (a)(b).............       2,531        163,022
Universal Health Services,
  Inc. (Class B) (a)..........       1,136         42,679
                                             ------------
                                                  316,203
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
Carnival Corp. ...............      10,078        245,097
McDonald's Corp. .............      26,444      1,644,553
Royal Caribbean Cruises, Ltd.
  (a).........................       3,047         41,896
                                             ------------
                                                1,931,546
                                             ------------
HOUSEHOLD DURABLES -- 0.6%
D.R. Horton, Inc. (a).........       6,519         46,089
Fortune Brands, Inc. (a)......       3,580        147,782
Leggett & Platt, Inc. (a).....       3,827         58,132
Mohawk Industries, Inc.
  (a)(b)......................       1,266         54,400
Newell Rubbermaid, Inc. ......       6,753         66,044
NVR, Inc. (a)(b)..............         119         54,294
The Black & Decker Corp. (a)..       1,434         59,956
The Stanley Works (a).........       1,851         63,119
Whirlpool Corp. (a)...........       1,776         73,438
                                             ------------
                                                  623,254
                                             ------------
HOUSEHOLD PRODUCTS -- 0.5%
Kimberly-Clark Corp. .........       9,817        517,749
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Mirant Corp. (a)(b)...........       3,763         71,008
                                             ------------
INDUSTRIAL CONGLOMERATES -- 5.0%
3M Co. (a)....................      15,162        872,422
General Electric Co. .........     236,927      3,838,217
Textron, Inc. ................       5,745         79,683
Tyco International, Ltd. (a)..      11,340        244,944
                                             ------------
                                                5,035,266
                                             ------------
INSURANCE -- 7.3%
American International Group,
  Inc. (a)....................      55,916         87,788
AON Corp. (a).................       5,631        257,224
Arch Capital Group, Ltd.
  (a)(b)......................       1,190         83,419
Assurant, Inc. ...............       2,354         70,620
Berkshire Hathaway, Inc.
  (Class A) (a)(b)............          28      2,704,800
Chubb Corp. ..................       8,395        428,145
Cincinnati Financial Corp.
  (a).........................       3,521        102,355
CNA Financial Corp. (a).......         651         10,702
Everest Re Group, Ltd. .......       1,410        107,357
Fidelity National Financial,
  Inc. (Class A) (a)..........       5,175         91,856
Genworth Financial, Inc.
  (Class A) (a)...............      10,327         29,225
Hartford Financial Services
  Group, Inc. ................       7,197        118,175
Lincoln National Corp. (a)....       6,190        116,620
Loews Corp. ..................       8,459        238,967
Markel Corp. (a)(b)...........         238         71,162
Marsh & McLennan Cos., Inc. ..      12,201        296,118
MetLife, Inc. ................      12,031        419,401
Nationwide Financial Services,
  Inc. (Class A) (a)..........       1,276         66,620
Old Republic International
  Corp. (a)...................       5,361         63,903
PartnerRe, Ltd. (a)...........       1,332         94,932
Principal Financial Group,
  Inc. (a)....................       5,737        129,484


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Protective Life Corp. (a).....       1,540   $     22,099
Prudential Financial, Inc.
  (a).........................      10,198        308,592
RenaissanceRe Holdings, Ltd.
  (a).........................       1,462         75,381
The Allstate Corp. ...........      12,719        416,674
The Travelers Cos., Inc. .....      13,892        627,918
Torchmark Corp. (a)...........       2,078         92,887
Transatlantic Holdings, Inc.
  (a).........................         658         26,360
Unum Group....................       7,837        145,768
White Mountains Insurance
  Group, Ltd. ................         193         51,552
XL Capital, Ltd. (Class A)
  (a).........................       7,495         27,732
                                             ------------
                                                7,383,836
                                             ------------
IT SERVICES -- 0.2%
Computer Sciences Corp.
  (a)(b)......................       3,614        126,996
Lender Processing Services,
  Inc. (a)....................       2,263         66,645
                                             ------------
                                                  193,641
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Eastman Kodak Co. (a).........       6,418         42,231
Hasbro, Inc. (a)..............       3,031         88,414
Mattel, Inc. (a)..............       8,426        134,816
                                             ------------
                                                  265,461
                                             ------------
MACHINERY -- 0.5%
Eaton Corp. (a)...............       3,913        194,515
Flowserve Corp. (a)...........       1,378         70,967
Ingersoll-Rand Co., Ltd.
  (Class A)...................       7,578        131,478
Pentair, Inc. (a).............       2,382         56,382
SPX Corp. ....................       1,311         53,161
                                             ------------
                                                  506,503
                                             ------------
MEDIA -- 0.3%
CBS Corp. (a).................      14,495        118,714
Gannett Co., Inc. (a).........       5,322         42,576
The Interpublic Group of Cos.,
  Inc. (a)(b).................      11,378         45,057
The Washington Post Co. (a)...         132         51,513
                                             ------------
                                                  257,860
                                             ------------
METALS & MINING -- 0.4%
Alcoa, Inc. (a)...............      19,013        214,086
Cliffs Natural Resources,
  Inc. .......................       2,564         65,664
United States Steel Corp.
  (a).........................       2,823        105,016
                                             ------------
                                                  384,766
                                             ------------
MULTI-UTILITIES -- 2.7%
Alliant Energy Corp. .........       2,703         78,874
Ameren Corp. (a)..............       4,894        162,774
CenterPoint Energy, Inc. .....       7,258         91,596
CMS Energy Corp. (a)..........       5,350         54,089
Consolidated Edison, Inc.
  (a).........................       6,468        251,799
Dominion Resources, Inc. (a)..      13,756        493,015
DTE Energy Co. (a)............       3,907        139,363
Integrys Energy Group, Inc.
  (a).........................       1,815         78,009
MDU Resources Group, Inc. ....       3,938         84,982
NiSource, Inc. ...............       6,620         72,621
NSTAR (a).....................       2,566         93,633
PG&E Corp. (a)................       8,507        329,306
Puget Energy, Inc. ...........       2,798         76,301
SCANA Corp. (a)...............       2,536         90,282
Sempra Energy.................       5,364        228,667
TECO Energy, Inc. (a).........       4,591         56,699
Wisconsin Energy Corp. (a)....       2,822        118,468
Xcel Energy, Inc. ............      10,688        198,262
                                             ------------
                                                2,698,740
                                             ------------
MULTILINE RETAIL -- 0.2%
Macy's, Inc. (a)..............      10,022        103,728
Sears Holdings Corp. (a)(b)...       1,487         57,799
                                             ------------
                                                  161,527
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 18.7%
Apache Corp. .................       7,857        585,582
Boardwalk Pipeline Partners LP
  (a).........................       1,209         21,496
Chevron Corp. ................      48,202      3,565,502
ConocoPhillips (a)............      32,726      1,695,207
Devon Energy Corp. ...........       9,906        650,923
El Paso Corp. (a).............      16,843        131,881
Enbridge Energy Partners LP
  (a).........................       1,513         38,581
Energy Transfer Partners LP
  (a).........................       1,872         63,667
Enterprise GP Holdings LP
  (a).........................         859         14,972
Enterprise Products Partners
  LP..........................       6,705        138,995
Exxon Mobil Corp. ............     120,653      9,631,729
Forest Oil Corp. (a)(b).......       1,893         31,216
Marathon Oil Corp. ...........      16,960        464,026
Noble Energy, Inc. (a)........       4,073        200,473
Occidental Petroleum Corp.
  (a).........................      19,486      1,168,965
ONEOK Partners LP (a).........       1,175         53,521
Pioneer Natural Resources Co.
  (a).........................       2,851         46,129
Plains All American Pipeline
  LP..........................       2,570         89,153
Spectra Energy Corp. .........      14,680        231,063
Teekay Corp. (a)..............       1,057         20,770
Whiting Petroleum Corp.
  (a)(b)......................       1,012         33,862
                                             ------------
                                               18,877,713
                                             ------------
PAPER & FOREST PRODUCTS -- 0.3%
Domtar Corp. (a)(b)...........      11,720         19,573
International Paper Co. (a)...      10,260        121,068
MeadWestvaco Corp. (a)........       3,853         43,115
Weyerhaeuser Co. (a)..........       5,007        153,264
                                             ------------
                                                  337,020
                                             ------------
PHARMACEUTICALS -- 9.4%
Abbott Laboratories...........      36,541      1,950,193
Bristol-Myers Squibb Co. .....      46,661      1,084,868
Eli Lilly & Co. ..............      22,926        923,230
Merck & Co., Inc. (a).........      50,141      1,524,287
Pfizer, Inc. .................     159,963      2,832,945
Wyeth.........................      31,671      1,187,979
                                             ------------
                                                9,503,502
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.4%
AMB Property Corp. (a)........       2,360         55,271
Annaly Capital Management,
  Inc. (a)....................      12,837        203,723
Apartment Investment &
  Management Co. (Class A)
  (a).........................       2,403         27,755
Avalonbay Communities, Inc.
  (a).........................       1,836        111,225
Boston Properties, Inc. (a)...       2,841        156,255
Developers Diversified Realty
  Corp. (a)...................       2,855         13,932
Duke Realty Corp. (a).........       3,316         36,343
Equity Residential (a)........       6,471        192,965
Federal Realty Investment
  Trust (a)...................       1,431         88,836
General Growth Properties,
  Inc. (a)....................       6,006          7,748
HCP, Inc. (a).................       5,873        163,093
Health Care REIT, Inc. (a)....       2,432        102,630
Host Hotels & Resorts, Inc.
  (a).........................      12,435         94,133


See accompanying notes to financial statements.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Kimco Realty Corp. (a)........       5,266   $     96,263
Liberty Property Trust........       2,260         51,596
Mack-Cali Realty Corp. (a)....       1,453         35,599
Plum Creek Timber Co., Inc.
  (a).........................       3,999        138,925
ProLogis (a)..................       6,268         87,063
Public Storage (a)............       3,068        243,906
Rayonier, Inc. (a)............       1,874         58,750
Regency Centers Corp. (a).....       1,597         74,580
SL Green Realty Corp. (a).....       1,389         35,975
The Macerich Co. (a)..........       1,735         31,508
UDR, Inc. (a).................       3,210         44,266
Vornado Realty Trust (a)......       3,436        207,363
Weingarten Realty Investors
  (a).........................       1,873         38,752
                                             ------------
                                                2,398,455
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0% (d)
Forest City Enterprises, Inc.
  (Class A) (a)...............       1,704         11,417
                                             ------------
ROAD & RAIL -- 1.2%
Burlington Northern Santa Fe
  Corp. (a)...................       6,715        508,392
Kansas City Southern (a)(b)...       2,176         41,453
Ryder Systems, Inc. (a).......       1,346         52,198
Union Pacific Corp. (a).......      12,056        576,277
                                             ------------
                                                1,178,320
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
Intel Corp. (a)...............     131,947      1,934,343
                                             ------------
SOFTWARE -- 0.1%
Synopsys, Inc. (a)(b).........       3,452         63,931
                                             ------------
SPECIALTY RETAIL -- 0.2%
Limited Brands, Inc. .........       6,943         69,708
The Sherwin-Williams Co. (a)..       2,360        141,010
                                             ------------
                                                  210,718
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
V. F. Corp. (a)...............       2,014        110,307
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
New York Community Bancorp,
  Inc. (a)....................       8,137         97,319
People's United Financial,
  Inc. (a)....................       4,145         73,905
Sovereign Bancorp, Inc.
  (a)(b)......................      12,213         36,395
                                             ------------
                                                  207,619
                                             ------------
TOBACCO -- 3.4%
Altria Group, Inc. ...........      49,048        738,663
Lorillard, Inc. ..............       4,030        227,090
Philip Morris International,
  Inc. .......................      48,000      2,088,480
Reynolds American, Inc. ......       4,076        164,304
UST, Inc. ....................       3,335        231,382
                                             ------------
                                                3,449,919
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. (a).......       1,577        124,331
                                             ------------
WATER UTILITIES -- 0.0% (d)
American Water Works Co., Inc.
  (a).........................       1,385         28,919
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
Sprint Nextel Corp. (a)(b)....      67,912        124,279
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $139,624,421).........                100,891,258
                                             ------------
SHORT TERM INVESTMENTS -- 16.1%
MONEY MARKET FUNDS -- 16.1%
State Street Navigator
  Securities
  Lending prime Portfolio
  (e)(f)......................  15,076,946     15,076,946
STIC Prime Portfolio..........   1,177,060      1,177,060
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $16,254,006)..........                 16,254,006
                                             ------------
TOTAL INVESTMENTS -- 115.8%
  (Cost $155,878,427).........                117,145,264
OTHER ASSETS AND
  LIABILITIES -- (15.8)%......                (15,972,693)
                                             ------------
NET ASSETS -- 100.0%..........               $101,172,571
                                             ============




(a)    Security, or portion thereof, was on loan at December 31, 2008.
(b)    Non-income producing security.
(c)    Affiliated Issuer. (Note 3)
(d)    Amount shown represents less than 0.05% of net assets.
(e)    Investments of cash collateral for securities loaned.
(f)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 1.0%
Alliant Techsystems, Inc.
  (a)(b).......................        744   $    63,805
BE Aerospace, Inc. (a).........      2,254        17,333
Curtiss-Wright Corp. (b).......      1,036        34,592
Moog, Inc. (Class A) (a)(b)....        864        31,597
Spirit Aerosystems Holdings,
  Inc. (a)(b)..................      2,313        23,523
Teledyne Technologies, Inc.
  (a)(b).......................        770        34,304
                                             -----------
                                                 205,154
                                             -----------
AIRLINES -- 1.1%
AMR Corp. (a)(b)...............      6,339        67,637
Delta Air Lines, Inc. (a)......     14,344       164,382
                                             -----------
                                                 232,019
                                             -----------
AUTO COMPONENTS -- 0.6%
BorgWarner, Inc. (b)...........      2,670        58,126
Gentex Corp. (b)...............      3,238        28,592
TRW Automotive Holdings Corp.
  (a)(b).......................      1,209         4,352
WABCO Holdings, Inc. ..........      1,567        24,743
                                             -----------
                                                 115,813
                                             -----------
BEVERAGES -- 0.9%
Central European Distribution
  Corp. (a)(b).................        872        17,179
Constellation Brands, Inc.
  (Class A) (a)(b).............      4,407        69,498
Hansen Natural Corp. (a)(b)....      1,668        55,928
PepsiAmericas, Inc. (b)........      1,452        29,563
                                             -----------
                                                 172,168
                                             -----------
BIOTECHNOLOGY -- 2.2%
Abraxis Bioscience, Inc.
  (a)(b).......................        131         8,636
Alexion Pharmaceuticals, Inc.
  (a)(b).......................      1,766        63,912
Amylin Pharmaceuticals, Inc.
  (a)(b).......................      3,102        33,657
BioMarin Pharmaceutical, Inc.
  (a)(b).......................      2,253        40,103
Myriad Genetics, Inc. (a)(b)...      1,057        70,037
Onyx Pharmaceuticals, Inc.
  (a)(b).......................      1,259        43,007
OSI Pharmaceuticals, Inc.
  (a)(b).......................      1,316        51,390
United Therapeutics Corp.
  (a)(b).......................        517        32,338
Vertex Pharmaceuticals, Inc.
  (a)(b).......................      3,422       103,960
                                             -----------
                                                 447,040
                                             -----------
BUILDING PRODUCTS -- 0.5%
Armstrong World Industries,
  Inc. ........................        403         8,713
Lennox International, Inc.
  (b)..........................      1,188        38,361
Owens Corning, Inc. (a)(b).....      2,028        35,084
USG Corp. (a)(b)...............      1,496        12,028
                                             -----------
                                                  94,186
                                             -----------
CAPITAL MARKETS -- 2.1%
Affiliated Managers Group, Inc.
  (a)(b).......................        914        38,315
AllianceBernstein Holding LP
  (b)..........................        743        15,447
Eaton Vance Corp. (b)..........      2,659        55,866
Federated Investors, Inc.
  (Class B) (b)................      2,172        36,837
GLG Partners, Inc. ............      4,494        10,201
Janus Capital Group, Inc. (b)..      3,614        29,020
Jefferies Group, Inc. (b)......      2,639        37,104
Lazard, Ltd. (Class A) (b).....      1,728        51,391
Raymond James Financial, Inc.
  (b)..........................      2,182        37,378
SEI Investments Co. (b)........      3,206        50,366
The Blackstone Group LP (b)....      3,689        24,089
Waddell & Reed Financial, Inc.
  (Class A)....................      1,949        30,132
                                             -----------
                                                 416,146
                                             -----------
CHEMICALS -- 2.6%
Airgas, Inc. (b)...............      1,588        61,916
Albemarle Corp. (b)............      2,112        47,097
Ashland, Inc. .................      1,511        15,881
Cytec Industries, Inc. ........      1,068        22,663
Eastman Chemical Co. (b).......      1,554        49,277
Huntsman Corp. (b).............      2,172         7,472
International Flavors &
  Fragrances, Inc. (b).........      1,778        52,842
Intrepid Potash, Inc. (a)(b)...        783        16,263
Lubrizol Corp. ................      1,554        56,550
Nalco Holding Co. (b)..........      3,129        36,109
Olin Corp. (b).................      1,520        27,482
Rockwood Holdings, Inc.
  (a)(b).......................      1,024        11,059
RPM International, Inc. .......      2,995        39,803
Terra Industries, Inc. ........      2,322        38,708
Valhi, Inc. (b)................        254         2,718
Valspar Corp. (b)..............      2,121        38,369
W.R. Grace & Co. (a)(b)........      1,352         8,071
                                             -----------
                                                 532,280
                                             -----------
COMMERCIAL BANKS -- 4.3%
Associated Bancorp (b).........      2,700        56,511
BancorpSouth, Inc. (b).........      1,780        41,581
Bank of Hawaii Corp. (b).......      1,085        49,009
BOK Financial Corp. (b)........        514        20,766
City National Corp. (b)........        896        43,635
Comerica, Inc. (b).............      3,470        68,880
Commerce Bancshares, Inc. .....      1,411        62,014
Cullen/Frost Bankers, Inc. ....      1,268        64,262
First Horizon National Corp.
  (b)..........................      4,717        49,859
Fulton Financial Corp. (b).....      3,928        37,787
Huntington Bancshares, Inc.
  (b)..........................      8,335        63,846
Marshall & Ilsley Corp. (b)....      5,575        76,043
PNC Financial Services Group,
  Inc. ........................          1            49
Popular, Inc. (b)..............      5,752        29,680
Synovus Financial Corp. (b)....      6,204        51,493
UMB Financial Corp. (b)........        719        35,332
Valley National Bancorp (b)....      3,068        62,127
Zions Bancorp (b)..............      2,622        64,265
                                             -----------
                                                 877,139
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.5%
Cintas Corp. (b)...............      3,041        70,642
Copart, Inc. (a)(b)............      1,408        38,284
Corrections Corp. of America
  (a)(b).......................      2,829        46,282
Covanta Holding Corp. (a)(b)...      2,802        61,532
The Brink's Co. ...............        894        24,031
Waste Connections, Inc.
  (a)(b).......................      1,789        56,479
                                             -----------
                                                 297,250
                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.9%
Brocade Communications Systems,
  Inc. (a).....................      8,320        23,296
CommScope, Inc. (a)(b).........      1,573        24,445
EchoStar Corp. (Class A)
  (a)(b).......................        945        14,052
F5 Networks, Inc. (a)(b).......      1,848        42,245
JDS Uniphase Corp. (a)(b)......      4,811        17,560
Polycom, Inc. (a)(b)...........      1,892        25,561
Tellabs, Inc. (a)(b)...........      8,420        34,690
                                             -----------
                                                 181,849
                                             -----------
COMPUTERS & PERIPHERALS -- 1.4%
Diebold, Inc. (b)..............      1,515        42,556
Lexmark International, Inc.
  (Class A) (a)(b).............      1,783        47,963
NCR Corp. (a)..................      3,589        50,748


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
QLogic Corp. (a)(b)............      2,909   $    39,097
SanDisk Corp. (a)(b)...........      5,081        48,778
Teradata Corp. (a).............      4,002        59,350
                                             -----------
                                                 288,492
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.3%
Aecom Technology Corp. (a)(b)..      1,696        52,118
EMCOR Group, Inc. (a)..........      1,466        32,882
KBR, Inc. .....................      3,674        55,845
The Shaw Group, Inc. (a)(b)....      1,763        36,089
URS Corp. (a)..................      1,899        77,422
                                             -----------
                                                 254,356
                                             -----------
CONSTRUCTION MATERIALS -- 0.4%
Martin Marietta Materials, Inc.
  (b)..........................        938        91,061
                                             -----------
CONSUMER FINANCE -- 0.0% (c)
The Student Loan Corp. ........         90         3,690
                                             -----------
CONTAINERS & PACKAGING -- 2.6%
Aptargroup, Inc. ..............      1,451        51,133
Ball Corp. ....................      2,151        89,460
Bemis Co., Inc. (b)............      2,278        53,943
Crown Holdings, Inc. (a).......      3,617        69,446
Greif, Inc. (Class A)..........        694        23,201
Packaging Corp. of America
  (b)..........................      2,329        31,348
Pactiv Corp. (a)...............      2,965        73,769
Sealed Air Corp. ..............      3,578        53,455
Silgan Holdings, Inc. .........        564        26,965
Sonoco Products Co. ...........      2,253        52,180
                                             -----------
                                                 524,900
                                             -----------
DISTRIBUTORS -- 0.2%
LKQ Corp. (a)(b)...............      3,124        36,426
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 1.5%
Brink's Home Security Holdings,
  Inc. (a).....................        940        20,605
DeVry, Inc. (b)................      1,409        80,891
ITT Educational Services, Inc.
  (a)(b).......................        889        84,437
Service Corp. International
  (b)..........................      5,847        29,059
Strayer Education, Inc. (b)....        326        69,898
Weight Watchers International,
  Inc. (b).....................        820        24,124
                                             -----------
                                                 309,014
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
CIT Group, Inc. (b)............      8,208        37,265
MSCI, Inc. (Class A) (a)(b)....      1,578        28,025
                                             -----------
                                                  65,290
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
CenturyTel, Inc. (b)...........      2,277        62,230
Frontier Communications Corp.
  (b)..........................      7,079        61,871
tw telecom, inc. (a)(b)........      3,434        29,086
                                             -----------
                                                 153,187
                                             -----------
ELECTRIC UTILITIES -- 2.3%
DPL, Inc. (b)..................      2,637        60,229
Great Plains Energy, Inc. .....      2,681        51,824
Hawaiian Electric Industries,
  Inc. (b).....................      2,050        45,387
ITC Holdings Corp. (b).........      1,119        48,878
Northeast Utilities............      3,557        85,581
NV Energy, Inc. ...............      5,295        52,368
Pinnacle West Capital Corp.
  (b)..........................      2,288        73,513
Westar Energy, Inc. ...........      2,463        50,516
                                             -----------
                                                 468,296
                                             -----------
ELECTRICAL EQUIPMENT -- 1.0%
Brady Corp. (Class A) (b)......      1,084        25,962
Energy Conversion Devices, Inc.
  (a)(b).......................      1,021        25,739
General Cable Corp. (a)(b).....      1,189        21,033
GrafTech International, Ltd.
  (a)(b).......................      2,682        22,314
Hubbell, Inc. (Class B) (b)....      1,210        39,543
Sunpower Corp. (Class B) (a)...          1            31
Thomas & Betts Corp. (a).......      1,271        30,530
Woodward Governor Co. .........      1,319        30,363
                                             -----------
                                                 195,515
                                             -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.4%
Anixter International, Inc.
  (a)(b).......................        695        20,933
Arrow Electronics, Inc. (a)....      2,707        51,000
Avnet, Inc. (a)(b).............      3,399        61,896
Dolby Laboratories, Inc. (a)...      1,196        39,181
Ingram Micro, Inc. (Class A)
  (a)..........................      3,265        43,718
Itron, Inc. (a)(b).............        774        49,335
Jabil Circuit, Inc. (b)........      4,150        28,012
Mettler-Toledo International,
  Inc. (a)(b)..................        763        51,426
Molex, Inc. (b)................      3,032        43,934
National Instruments Corp.
  (b)..........................      1,279        31,156
Trimble Navigation, Ltd. (a)...      2,732        59,039
                                             -----------
                                                 479,630
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 2.0%
Atwood Oceanics, Inc. (a)(b)...      1,245        19,024
Complete Production Services,
  Inc. (a)(b)..................      1,104         8,998
Dresser-Rand Group, Inc. (a)...      1,892        32,637
Dril-Quip, Inc. (a)(b).........        705        14,459
Exterran Holdings, Inc.
  (a)(b).......................      1,491        31,758
Helix Energy Solutions Group,
  Inc. (a)(b)..................      1,891        13,691
IHS, Inc. (Class A) (a)(b).....      1,020        38,168
Key Energy Services, Inc. (a)..      2,814        12,410
Oceaneering International, Inc.
  (a)(b).......................      1,248        36,367
Oil States International, Inc.
  (a)..........................      1,109        20,727
Patterson-UTI Energy, Inc.
  (b)..........................      3,554        40,906
Rowan Cos., Inc. (b)...........      2,548        40,513
Superior Energy Services, Inc.
  (a)(b).......................      1,763        28,085
Tidewater, Inc. (b)............      1,186        47,760
Unit Corp. (a).................      1,069        28,564
                                             -----------
                                                 414,067
                                             -----------
FOOD & STAPLES RETAILING -- 0.4%
BJ'S Wholesale Club, Inc.
  (a)(b).......................      1,374        47,073
Whole Foods Market, Inc. (b)...      3,145        29,689
                                             -----------
                                                  76,762
                                             -----------
FOOD PRODUCTS -- 2.2%
Corn Products International,
  Inc. (b).....................      1,678        48,410
Dean Foods Co. (a)(b)..........      3,500        62,895
Flowers Foods, Inc. (b)........      1,913        46,601
Hormel Foods Corp. ............      1,661        51,624
Ralcorp Holdings, Inc. (a).....      1,283        74,927
Smithfield Foods, Inc. (a)(b)..      2,942        41,394
The J.M. Smucker Co. ..........      2,683       116,335
                                             -----------
                                                 442,186
                                             -----------
GAS UTILITIES -- 2.0%
AGL Resources, Inc. (b)........      1,738        54,486
Atmos Energy Corp. (b).........      2,050        48,585
Energen Corp. (b)..............      1,505        44,142
National Fuel Gas Co. (b)......      1,595        49,971


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Nicor, Inc. ...................      1,033   $    35,887
ONEOK, Inc. ...................      2,227        64,850
Piedmont Natural Gas Co.,
  Inc. ........................      1,584        50,165
UGI Corp. .....................      2,445        59,707
                                             -----------
                                                 407,793
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Beckman Coulter, Inc. .........      1,425        62,615
Edwards Lifesciences Corp.
  (a)(b).......................      1,266        69,567
Gen-Probe, Inc. (a)............      1,223        52,393
IDEXX Laboratories, Inc.
  (a)(b).......................      1,345        48,528
Immucor, Inc. (a)..............      1,595        42,395
Inverness Medical Innovations,
  Inc. (a)(b)..................      1,747        33,036
Kinetic Concepts, Inc. (a)(b)..      1,211        23,227
Masimo Corp. (a)(b)............      1,093        32,604
ResMed, Inc. (a)...............      1,721        64,503
STERIS Corp. ..................      1,360        32,490
Teleflex, Inc. ................        901        45,140
                                             -----------
                                                 506,498
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
Brookdale Senior Living, Inc.
  (b)..........................        933         5,206
Community Health Systems, Inc.
  (a)(b).......................      2,165        31,566
Health Net, Inc. (a)(b)........      2,421        26,365
Lincare Holdings, Inc. (a)(b)..      1,659        44,677
Omnicare, Inc. (b).............      2,416        67,068
Patterson Cos., Inc. (a)(b)....      2,275        42,656
Pediatrix Medical Group, Inc.
  (a)..........................      1,037        32,873
Psychiatric Solutions, Inc.
  (a)(b).......................      1,205        33,559
Tenet Healthcare Corp. (a)(b)..     10,715        12,322
Universal Health Services, Inc.
  (Class B) (b)................      1,075        40,388
VCA Antech, Inc. (a)(b)........      1,885        37,474
                                             -----------
                                                 374,154
                                             -----------
HEALTH CARE TECHNOLOGY -- 0.7%
Cerner Corp. (a)(b)............      1,445        55,560
HLTH Corp. (a)(b)..............      2,045        21,391
IMS Health, Inc. (b)...........      4,155        62,990
                                             -----------
                                                 139,941
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Brinker International, Inc. ...      2,276        23,989
Burger King Holdings, Inc.
  (b)..........................      2,123        50,697
Chipotle Mexican Grill, Inc.
  (a)(b).......................        750        46,485
Darden Restaurants, Inc. ......      2,944        82,962
International Speedway Corp.
  (Class A) (b)................        723        20,772
Orient-Express Hotels, Ltd.
  (Class A) (b)................        900         6,894
Penn National Gaming, Inc.
  (a)(b).......................      1,527        32,647
Scientific Games Corp. (Class
  A) (a)(b)....................      1,568        27,503
Wyndham Worldwide Corp. (b)....      4,046        26,501
                                             -----------
                                                 318,450
                                             -----------
HOUSEHOLD DURABLES -- 2.7%
D.R. Horton, Inc. (b)..........      6,191        43,770
Harman International
  Industries, Inc. ............      1,309        21,900
Leggett & Platt, Inc. (b)......      3,552        53,955
Mohawk Industries, Inc.
  (a)(b).......................      1,266        54,400
NVR, Inc. (a)(b)...............        112        51,100
Pulte Homes, Inc. (b)..........      4,771        52,147
Snap-on, Inc. (b)..............      1,300        51,194
The Black & Decker Corp. (b)...      1,364        57,029
The Stanley Works..............      1,774        60,493
Toll Brothers, Inc. (a)(b).....      2,898        62,104
Tupperware Brands Corp. .......      1,428        32,416
                                             -----------
                                                 540,508
                                             -----------
HOUSEHOLD PRODUCTS -- 0.8%
Church & Dwight Co., Inc. (b)..      1,592        89,343
Energizer Holdings, Inc.
  (a)(b).......................      1,317        71,302
                                             -----------
                                                 160,645
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Dynegy, Inc. (Class A) (a)(b)..     11,514        23,028
Ormat Technologies, Inc. ......        403        12,844
                                             -----------
                                                  35,872
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.2%
Carlisle Cos., Inc. (b)........      1,393        28,835
Seaboard Corp. (b).............          9        10,746
                                             -----------
                                                  39,581
                                             -----------
INSURANCE -- 7.0%
Alleghany Corp. (a)............        137        38,634
American Financial Group,
  Inc. ........................      1,756        40,177
American National Insurance Co.
  (b)..........................        358        26,395
Arch Capital Group, Ltd.
  (a)(b).......................      1,131        79,283
Arthur J. Gallagher & Co. (b)..      2,160        55,966
Aspen Insurance Holdings, Ltd.
  (b)..........................      1,629        39,503
Brown & Brown, Inc. ...........      2,567        53,650
Cincinnati Financial Corp.
  (b)..........................      3,454       100,408
Endurance Specialty Holdings,
  Ltd. (b).....................      1,161        35,445
Erie Indemnity Co. (Class A)
  (b)..........................        719        27,056
Fidelity National Financial,
  Inc. (Class A)...............      4,809        85,360
First American Corp. (b).......      1,862        53,793
HCC Insurance Holdings, Inc.
  (b)..........................      2,603        69,630
Markel Corp. (a)...............        228        68,172
MBIA, Inc. (a)(b)..............      5,264        21,425
Mercury General Corp. (b)......        593        27,272
Odyssey Re Holdings Corp. (b)..        403        20,880
Old Republic International
  Corp. (b)....................      5,237        62,425
PartnerRe, Ltd. (b)............      1,244        88,660
Protective Life Corp. (b)......      1,577        22,630
Reinsurance Group of America,
  Inc. ........................      1,404        60,119
RenaissanceRe Holdings, Ltd. ..      1,392        71,772
StanCorp Financial Group, Inc.
  (b)..........................      1,117        46,657
The Hanover Insurance Group,
  Inc. ........................      1,189        51,091
Transatlantic Holdings, Inc.
  (b)..........................        597        23,916
W.R. Berkley Corp. ............      3,205        99,355
Wesco Financial Corp. .........         32         9,213
White Mountains Insurance
  Group, Ltd. (b)..............        176        47,011
                                             -----------
                                               1,425,898
                                             -----------
INTERNET & CATALOG RETAIL -- 0.3%
Priceline.com, Inc. (a)(b).....        923        67,979
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.5%
Akamai Technologies, Inc.
  (a)(b).......................      3,823        57,689
Equinix, Inc. (a)(b)...........        732        38,935
                                             -----------
                                                  96,624
                                             -----------
IT SERVICES -- 3.4%
Affiliated Computer Services,
  Inc. (Class A) (a)(b)........      2,090        96,036
Broadridge Financial Solutions,
  Inc. (b).....................      3,128        39,225
DST Systems, Inc. (a)(b).......        900        34,182


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Fidelity National Information
  Services, Inc. ..............      4,314   $    70,189
Gartner, Inc. (a)(b)...........      1,431        25,515
Genpact, Ltd. (a)(b)...........      1,256        10,324
Global Payments, Inc. .........      1,815        59,514
Hewitt Associates, Inc. (Class
  A) (a)(b)....................      1,953        55,426
Lender Processing Services,
  Inc. (b).....................      2,145        63,170
Mantech International Corp.
  (Class A) (a)(b).............        468        25,361
Metavante Technologies, Inc.
  (a)(b).......................      2,066        33,283
Perot Systems Corp. (Class A)
  (a)(b).......................      1,938        26,492
SAIC, Inc. (a).................      4,377        85,264
Total System Services, Inc. ...      4,561        63,854
                                             -----------
                                                 687,835
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Eastman Kodak Co. (b)..........      6,105        40,171
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.6%
Bio-Rad Laboratories, Inc.
  (Class A) (a)................        436        32,835
Bruker Corp. (a)(b)............      1,136         4,589
Charles River Laboratories
  International, Inc. (a)(b)...      1,531        40,112
Life Technologies Corp.
  (a)(b).......................      3,919        91,352
Millipore Corp. (a)(b).........      1,241        63,936
PerkinElmer, Inc. .............      2,682        37,307
Techne Corp. ..................        874        56,391
                                             -----------
                                                 326,522
                                             -----------
MACHINERY -- 3.2%
Bucyrus International, Inc.
  (Class A) (b)................      1,688        31,262
CLARCOR, Inc. (b)..............      1,176        39,020
Crane Co. .....................      1,182        20,378
Donaldson Co., Inc. (b)........      1,534        51,619
Gardner Denver, Inc. (a).......      1,176        27,448
Graco, Inc. (b)................      1,349        32,012
Harsco Corp. ..................      1,903        52,675
IDEX Corp. (b).................      1,848        44,629
Kennametal, Inc. ..............      1,698        37,678
Lincoln Electric Holdings, Inc.
  (b)..........................        918        46,754
Navistar International Corp.
  (a)(b).......................      1,432        30,616
Nordson Corp. (b)..............        689        22,248
Pentair, Inc. .................      2,260        53,494
The Manitowoc Co., Inc. .......      2,934        25,408
The Timken Co. (b).............      1,760        34,549
Trinity Industries, Inc. (b)...      1,839        28,983
Valmont Industries, Inc. (b)...        421        25,832
Wabtec Corp. (b)...............      1,097        43,606
                                             -----------
                                                 648,211
                                             -----------
MARINE -- 0.3%
Alexander & Baldwin, Inc. (b)..        927        23,231
Genco Shipping & Trading, Ltd.
  (b)..........................        709        10,493
Kirby Corp. (a)(b).............      1,216        33,270
                                             -----------
                                                  66,994
                                             -----------
MEDIA -- 1.7%
DreamWorks Animation SKG, Inc.
  (Class A) (a)................      1,317        33,267
Gannett Co., Inc. (b)..........      5,202        41,616
Hearst-Argyle Television, Inc.
  (b)..........................        571         3,460
Interactive Data Corp. ........        817        20,147
John Wiley & Sons, Inc. (Class
  A) (b).......................      1,170        41,629
Lamar Advertising Co. (Class A)
  (a)(b).......................      1,502        18,865
Liberty Media Corp.-Interactive
  (Class A) (a)(b).............      2,098         9,881
Marvel Entertainment, Inc.
  (a)(b).......................      1,176        36,162
Morningstar, Inc. (a)(b).......        396        14,058
Regal Entertainment Group......      1,770        18,072
Sirius XM Radio, Inc. (a)(b)...     79,895         9,587
The Interpublic Group of Cos.,
  Inc. (a)(b)..................     10,808        42,800
The New York Times Co. (Class
  A) (b).......................      2,599        19,051
Virgin Media, Inc. (b).........      6,623        33,049
                                             -----------
                                                 341,644
                                             -----------
METALS & MINING -- 0.9%
Century Aluminum Co. (a)(b)....        785         7,850
Commercial Metals Co. (b)......      2,570        30,506
Compass Minerals International,
  Inc. (b).....................        749        43,936
Reliance Steel & Aluminum
  Co. .........................      1,443        28,773
Steel Dynamics, Inc. (b).......      4,132        46,196
Titanium Metals Corp. (b)......      2,208        19,453
                                             -----------
                                                 176,714
                                             -----------
MULTI-UTILITIES -- 3.3%
Alliant Energy Corp. ..........      2,509        73,213
CMS Energy Corp. (b)...........      5,079        51,349
Integrys Energy Group, Inc.
  (b)..........................      1,738        74,699
NiSource, Inc. ................      6,228        68,321
NSTAR (b)......................      2,441        89,072
OGE Energy Corp. ..............      2,075        53,493
Puget Energy, Inc. ............      2,655        72,402
SCANA Corp. (b)................      2,395        85,262
TECO Energy, Inc. (b)..........      4,556        56,266
Vectren Corp. (b)..............      1,865        46,644
                                             -----------
                                                 670,721
                                             -----------
MULTILINE RETAIL -- 0.9%
Big Lots, Inc. (a)(b)..........      1,875        27,169
Dollar Tree Stores, Inc.
  (a)(b).......................      2,059        86,066
Family Dollar Stores, Inc.
  (b)..........................      3,014        78,575
                                             -----------
                                                 191,810
                                             -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A) (a)(b)....................      1,458        29,539
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 5.6%
Atlas Energy Resources LLC.....        757         9,667
Boardwalk Pipeline Partners LP
  (b)..........................      1,262        22,438
Buckeye Partners LP (b)........      1,095        35,314
Cabot Oil & Gas Corp. (b)......      2,361        61,386
Cimarex Energy Co. ............      1,905        51,016
CNX Gas Corp. (a)(b)...........        627        17,117
Comstock Resources, Inc.
  (a)(b).......................      1,049        49,565
Concho Resources, Inc. (a)(b)..      1,445        32,975
Continental Resources, Inc.
  (a)(b).......................        697        14,435
Enbridge Energy Partners LP
  (b)..........................      1,398        35,649
Encore Acquisition Co. (a)(b)..      1,166        29,756
Enterprise GP Holdings LP (b)..        808        14,083
EXCO Resources, Inc. (a)(b)....      3,868        35,044
Forest Oil Corp. (a)(b)........      1,993        32,865
Foundation Coal Holdings, Inc.
  (b)..........................      1,028        14,413
Kinder Morgan Management LLC
  (a)(b).......................      1,646        65,807
Linn Energy LLC (b)............      2,518        37,694
Magellan Midstream Partners LP
  (b)..........................      1,504        45,436
Mariner Energy, Inc. (a).......      1,851        18,880
Massey Energy Co. (b)..........      1,915        26,408
Natural Resource Partners LP
  (b)..........................        724        12,634
NuStar Energy LP (b)...........        982        40,321
Overseas Shipholding Group,
  Inc. (b).....................        516        21,729
Patriot Coal Corp. (a)(b)......      1,192         7,450


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Penn Virginia Corp. ...........        965   $    25,071
Quicksilver Resources, Inc.
  (a)(b).......................      2,549        14,198
SandRidge Energy, Inc. (a)(b)..      2,099        12,909
Ship Finance International,
  Ltd. (b).....................        901         9,956
Southern Union Co. (b).........      2,361        30,787
St. Mary Land & Exploration Co.
  (b)..........................      1,385        28,129
Sunoco, Inc. (b)...............      2,673       116,169
Teekay Corp. (b)...............        950        18,668
TEPPCO Partners LP (b).........      1,935        37,868
Tesoro Corp. (b)...............      3,095        40,761
W&T Offshore, Inc. (b).........        616         8,821
Walter Industries, Inc. (b)....      1,259        22,045
Whiting Petroleum Corp. (a)....        963        32,222
                                             -----------
                                               1,129,686
                                             -----------
PAPER & FOREST PRODUCTS -- 0.3%
Domtar Corp. (a)(b)............     11,111        18,555
MeadWestvaco Corp. (b).........      3,653        40,877
                                             -----------
                                                  59,432
                                             -----------
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co. ............      1,992        48,824
Herbalife, Ltd. (b)............      1,444        31,306
NBTY, Inc. (a)(b)..............      1,255        19,641
                                             -----------
                                                  99,771
                                             -----------
PHARMACEUTICALS -- 1.9%
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)..................      2,722        70,445
King Pharmaceuticals, Inc.
  (a)..........................      5,603        59,504
Mylan, Inc. (a)(b).............      6,876        68,004
Perrigo Co. (b)................      1,924        62,164
Sepracor, Inc. (a)(b)..........      2,422        26,594
Warner Chilcott, Ltd. (Class A)
  (a)(b).......................      1,927        27,941
Watson Pharmaceuticals, Inc.
  (a)(b).......................      2,372        63,024
                                             -----------
                                                 377,676
                                             -----------
PROFESSIONAL SERVICES -- 1.7%
Equifax, Inc. .................      2,872        76,165
FTI Consulting, Inc. (a)(b)....      1,151        51,427
Manpower, Inc. ................      1,773        60,264
Monster Worldwide, Inc.
  (a)(b).......................      2,824        34,142
Robert Half International, Inc.
  (b)..........................      3,545        73,807
Watson Wyatt Worldwide, Inc.
  (Class A)....................        962        46,003
                                             -----------
                                                 341,808
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 5.9%
Alexander's, Inc. (b)..........         58        14,784
Alexandria Real Estate
  Equities, Inc. (b)...........        720        43,445
AMB Property Corp. (b).........      2,210        51,758
Apartment Investment &
  Management Co. (Class A)
  (b)..........................      2,309        26,669
BRE Properties, Inc. (b).......      1,158        32,401
Camden Property Trust (b)......      1,188        37,232
CapitalSource, Inc. (b)........      5,107        23,594
Developers Diversified Realty
  Corp. (b)....................      2,694        13,147
Digital Realty Trust, Inc.
  (b)..........................      1,532        50,326
Douglas Emmett, Inc. (b).......      2,522        32,937
Duke Realty Corp. (b)..........      3,299        36,157
Essex Property Trust, Inc.
  (b)..........................        609        46,741
Federal Realty Investment Trust
  (b)..........................      1,344        83,436
Health Care REIT, Inc. (b).....      2,339        98,706
Highwoods Properties, Inc.
  (b)..........................      1,445        39,535
Hospitality Properties Trust...      2,125        31,599
Liberty Property Trust.........      2,230        50,911
Mack-Cali Realty Corp. (b).....      1,497        36,676
Nationwide Health Properties,
  Inc. (b).....................      2,259        64,878
Rayonier, Inc. (b).............      1,805        56,587
Realty Income Corp. (b)........      2,371        54,889
Regency Centers Corp. (b)......      1,573        73,459
Senior Housing Properties Trust
  (b)..........................      2,605        46,682
Taubman Centers, Inc. (b)......      1,192        30,348
The Macerich Co. (b)...........      1,694        30,763
UDR, Inc. (b)..................      3,093        42,652
Weingarten Realty Investors
  (b)..........................      1,837        38,008
                                             -----------
                                               1,188,320
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b).............      5,225        22,572
Forest City Enterprises, Inc.
  (Class A) (b)................      1,559        10,446
The St. Joe Co. (a)(b).........      2,104        51,169
                                             -----------
                                                  84,187
                                             -----------
ROAD & RAIL -- 1.2%
Con-way, Inc. (b)..............      1,056        28,090
Hertz Global Holdings, Inc.
  (a)(b).......................      3,018        15,301
J.B. Hunt Transport Services,
  Inc. (b).....................      2,517        66,122
Kansas City Southern (a)(b)....      2,067        39,376
Landstar Systems, Inc. (b).....      1,198        46,039
Ryder Systems, Inc. (b)........      1,276        49,483
                                             -----------
                                                 244,411
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.0%
Advanced Micro Devices, Inc.
  (a)(b).......................     12,565        27,140
Atheros Communications, Inc.
  (a)(b).......................      1,329        19,018
Cree, Inc. (a).................      1,845        29,280
Cypress Semiconductor Corp.
  (a)(b).......................      3,380        15,109
Integrated Device Technology,
  Inc. (a).....................      3,844        21,565
Intersil Corp. (Class A).......      2,784        25,585
Lam Research Corp. (a)(b)......      2,871        61,095
LSI Logic Corp. (a)(b).........     14,662        48,238
Micron Technology, Inc.
  (a)(b).......................     17,092        45,123
Microsemi Corp. (a)............      1,788        22,600
Novellus Systems, Inc. (a)(b)..      2,237        27,604
ON Semiconductor Corp. (a)(b)..      9,364        31,838
Varian Semiconductor Equipment
  Associates, Inc. (a)(b)......      1,686        30,550
                                             -----------
                                                 404,745
                                             -----------
SOFTWARE -- 2.8%
Ansys, Inc. (a)................      2,035        56,756
Cadence Design Systems, Inc.
  (a)(b).......................      5,800        21,228
Compuware Corp. (a)(b).........      5,605        37,834
Concur Technologies, Inc.
  (a)(b).......................      1,123        36,857
Factset Research Systems, Inc.
  (b)..........................        986        43,621
Jack Henry & Associates,
  Inc. ........................      1,940        37,655
MICROS Systems, Inc. (a)(b)....      1,859        30,339
Novell, Inc. (a)(b)............      7,907        30,758
Nuance Communications, Inc.
  (a)(b).......................      4,291        44,455
Parametric Technology Corp.
  (a)(b).......................      2,686        33,978
Red Hat, Inc. (a)(b)...........      4,384        57,956
Sybase, Inc. (a)(b)............      1,843        45,651
Synopsys, Inc. (a).............      3,260        60,375
VMware, Inc. (Class A) (a)(b)..        872        20,658
                                             -----------
                                                 558,121
                                             -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
SPECIALTY RETAIL -- 2.6%
Abercrombie & Fitch Co. (Class
  A) (b).......................      1,973   $    45,517
Advance Auto Parts, Inc. ......      2,150        72,347
Aeropostale, Inc. (a)(b).......      1,517        24,424
American Eagle Outfitters, Inc.
  (b)..........................      4,060        38,002
AutoNation, Inc. (a)(b)........      2,528        24,977
CarMax, Inc. (a)(b)............      4,556        35,901
Dick's Sporting Goods, Inc.
  (a)(b).......................      1,878        26,499
Foot Locker, Inc. .............      3,602        26,439
Guess ?, Inc. .................      1,363        20,922
O'Reilly Automotive, Inc.
  (a)(b).......................      3,043        93,542
PetSmart, Inc. ................      2,920        53,874
RadioShack Corp. (b)...........      2,845        33,969
Signet Jewelers, Ltd. .........      1,914        16,594
Williams-Sonoma, Inc. (b)......      2,165        17,017
                                             -----------
                                                 530,024
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Fossil, Inc. (a)(b)............      1,108        18,504
Hanesbrands, Inc. (a)(b).......      2,106        26,851
Phillips-Van Heusen Corp. .....      1,154        23,230
The Warnaco Group, Inc. (a)....      1,031        20,239
                                             -----------
                                                  88,824
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Astoria Financial Corp. (b)....      1,975        32,548
Capitol Federal Financial (b)..        479        21,843
TFS Financial Corp. (b)........      2,249        29,012
                                             -----------
                                                  83,403
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
GATX Corp. (b).................        962        29,793
MSC Industrial Direct Co., Inc.
  (Class A) (b)................        982        36,167
                                             -----------
                                                  65,960
                                             -----------
WATER UTILITIES -- 0.4%
American Water Works Co., Inc.
  (b)..........................      1,302        27,186
Aqua America, Inc. (b).........      3,071        63,232
                                             -----------
                                                  90,418
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Leap Wireless International,
  Inc. (a)(b)..................      1,130        30,386
SBA Communications Corp. (Class
  A) (a)(b)....................      2,651        43,264
Telephone & Data Systems,
  Inc. ........................      2,333        74,073
US Cellular Corp. (a)..........        351        15,177
                                             -----------
                                                 162,900
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $29,509,045)...........               20,177,706
                                             -----------
SHORT TERM INVESTMENTS -- 26.1%
MONEY MARKET FUNDS -- 26.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e).............  5,154,190     5,154,190
STIC Prime Portfolio...........    132,336       132,336
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,286,526)............                5,286,526
                                             -----------
TOTAL INVESTMENTS -- 125.7%
  (Cost $34,795,571)...........               25,464,232
OTHER ASSETS AND
  LIABILITIES -- (25.7)%.......               (5,203,130)
                                             -----------
NET ASSETS -- 100.0%...........              $20,261,102
                                             ===========




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at December 31, 2008.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Investments of cash collateral for securities loaned.
   (e) Affiliated Fund managed by SSgA Funds Management, Inc.
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.6%
Alliant Techsystems, Inc.
  (a)(b).......................      1,850   $   158,656
BE Aerospace, Inc. (a).........      5,590        42,987
Moog, Inc. (Class A) (a)(b)....      2,174        79,503
Spirit Aerosystems Holdings,
  Inc. (a)(b)..................      5,749        58,467
Teledyne Technologies, Inc.
  (a)(b).......................      1,870        83,309
                                             -----------
                                                 422,922
                                             -----------
AIRLINES -- 0.6%
AMR Corp. (a)(b)...............     15,654       167,028
                                             -----------
AUTO COMPONENTS -- 0.8%
BorgWarner, Inc. (b)...........      6,538       142,332
Gentex Corp. ..................      7,885        69,625
                                             -----------
                                                 211,957
                                             -----------
BEVERAGES -- 1.3%
Central European Distribution
  Corp. (a)(b).................      2,167        42,690
Constellation Brands, Inc.
  (Class A) (a)(b).............     10,901       171,909
Hansen Natural Corp. (a).......      4,130       138,479
                                             -----------
                                                 353,078
                                             -----------
BIOTECHNOLOGY -- 4.1%
Abraxis Bioscience, Inc.
  (a)(b).......................        338        22,281
Alexion Pharmaceuticals, Inc.
  (a)..........................      4,383       158,621
Amylin Pharmaceuticals, Inc.
  (a)(b).......................      7,747        84,055
BioMarin Pharmaceutical, Inc.
  (a)(b).......................      5,615        99,947
Myriad Genetics, Inc. (a)(b)...      2,625       173,932
Onyx Pharmaceuticals, Inc.
  (a)(b).......................      3,135       107,092
OSI Pharmaceuticals, Inc.
  (a)(b).......................      3,224       125,897
United Therapeutics Corp.
  (a)(b).......................      1,288        80,564
Vertex Pharmaceuticals, Inc.
  (a)(b).......................      8,437       256,316
                                             -----------
                                               1,108,705
                                             -----------
CAPITAL MARKETS -- 2.2%
Affiliated Managers Group, Inc.
  (a)(b).......................      2,302        96,500
Eaton Vance Corp. (b)..........      6,515       136,880
Lazard, Ltd. (Class A) (b).....      4,245       126,247
Raymond James Financial, Inc.
  (b)..........................      5,448        93,324
SEI Investments Co. (b)........      7,875       123,716
                                             -----------
                                                 576,667
                                             -----------
CHEMICALS -- 2.0%
Airgas, Inc. (b)...............      3,944       153,777
Albemarle Corp. (b)............      5,153       114,912
Huntsman Corp. (b).............      5,443        18,724
Intrepid Potash, Inc. (a)(b)...      1,954        40,585
Nalco Holding Co. (b)..........      7,785        89,839
Rockwood Holdings, Inc.
  (a)(b).......................      2,533        27,356
Terra Industries, Inc. (b).....      5,765        96,102
                                             -----------
                                                 541,295
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.7%
Cintas Corp. ..................      7,501       174,248
Copart, Inc. (a)(b)............      3,506        95,328
Corrections Corp. of America
  (a)(b).......................      7,039       115,158
Covanta Holding Corp. (a)(b)...      6,883       151,151
The Brink's Co. ...............      2,192        58,921
Waste Connections, Inc. (a)....      4,461       140,834
                                             -----------
                                                 735,640
                                             -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
Brocade Communications Systems,
  Inc. (a).....................     20,865        58,422
CommScope, Inc. (a)(b).........      3,963        61,585
EchoStar Corp. (Class A)
  (a)(b).......................      2,380        35,391
F5 Networks, Inc. (a)(b).......      4,522       103,373
JDS Uniphase Corp. (a)(b)......     12,051        43,986
Polycom, Inc. (a)(b)...........      4,634        62,605
                                             -----------
                                                 365,362
                                             -----------
COMPUTERS & PERIPHERALS -- 1.8%
NCR Corp. (a)..................      8,917       126,086
QLogic Corp. (a)(b)............      7,202        96,795
SanDisk Corp. (a)(b)...........     12,634       121,287
Teradata Corp. (a).............      9,912       146,995
                                             -----------
                                                 491,163
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.3%
Aecom Technology Corp. (a)(b)..      4,221       129,711
KBR, Inc. (b)..................      9,064       137,773
The Shaw Group, Inc. (a)(b)....      4,398        90,027
                                             -----------
                                                 357,511
                                             -----------
CONSTRUCTION MATERIALS -- 0.8%
Martin Marietta Materials, Inc.
  (b)..........................      2,333       226,488
                                             -----------
CONTAINERS & PACKAGING -- 2.7%
Ball Corp. ....................      5,316       221,092
Crown Holdings, Inc. (a).......      9,039       173,549
Pactiv Corp. (a)...............      7,376       183,515
Sealed Air Corp. (b)...........      8,906       133,056
                                             -----------
                                                 711,212
                                             -----------
DISTRIBUTORS -- 0.3%
LKQ Corp. (a)(b)...............      7,838        91,391
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 2.6%
Brink's Home Security Holdings,
  Inc. (a).....................      2,411        52,849
DeVry, Inc. (b)................      3,503       201,107
ITT Educational Services, Inc.
  (a)(b).......................      2,196       208,576
Strayer Education, Inc. (b)....        804       172,386
Weight Watchers International,
  Inc. ........................      2,031        59,752
                                             -----------
                                                 694,670
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
MSCI, Inc. (Class A) (a)(b)....      3,943        70,028
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
tw telecom, inc. (a)(b)........      8,306        70,352
                                             -----------
ELECTRIC UTILITIES -- 0.5%
ITC Holdings Corp. (b).........      2,784       121,605
                                             -----------
ELECTRICAL EQUIPMENT -- 0.7%
Energy Conversion Devices, Inc.
  (a)(b).......................      2,547        64,210
General Cable Corp. (a)(b).....      2,981        52,734
Woodward Governor Co. (b)......      3,225        74,239
                                             -----------
                                                 191,183
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.8%
Arrow Electronics, Inc. (a)....      6,747       127,114
Avnet, Inc. (a)(b).............      8,421       153,346
Dolby Laboratories, Inc.
  (a)(b).......................      2,916        95,528
Itron, Inc. (a)(b).............      1,921       122,445
Jabil Circuit, Inc. (b)........     10,322        69,674
Mettler-Toledo International,
  Inc. (a)(b)..................      1,926       129,812
Molex, Inc. (b)................      7,520       108,965


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
National Instruments Corp.
  (b)..........................      3,201   $    77,976
Trimble Navigation, Ltd.
  (a)(b).......................      6,771       146,321
                                             -----------
                                               1,031,181
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 3.4%
Atwood Oceanics, Inc. (a)(b)...      3,097        47,322
Complete Production Services,
  Inc. (a)(b)..................      2,740        22,331
Dresser-Rand Group, Inc.
  (a)(b).......................      4,634        79,937
Dril-Quip, Inc. (a)(b).........      1,694        34,744
Exterran Holdings, Inc.
  (a)(b).......................      3,614        76,978
Helix Energy Solutions Group,
  Inc. (a)(b)..................      4,748        34,376
IHS, Inc. (Class A) (a)(b).....      2,559        95,758
Key Energy Services, Inc. (a)..      6,857        30,239
Oceaneering International, Inc.
  (a)..........................      3,115        90,771
Oil States International, Inc.
  (a)..........................      2,783        52,014
Patterson-UTI Energy, Inc.
  (b)..........................      8,730       100,482
Rowan Cos., Inc. (b)...........      6,344       100,870
Superior Energy Services, Inc.
  (a)(b).......................      4,352        69,327
Unit Corp. (a).................      2,661        71,102
                                             -----------
                                                 906,251
                                             -----------
FOOD & STAPLES RETAILING -- 0.7%
BJ'S Wholesale Club, Inc.
  (a)(b).......................      3,367       115,354
Whole Foods Market, Inc. (b)...      7,855        74,151
                                             -----------
                                                 189,505
                                             -----------
FOOD PRODUCTS -- 1.0%
Dean Foods Co. (a)(b)..........      8,668       155,764
Flowers Foods, Inc. (b)........      4,853       118,219
                                             -----------
                                                 273,983
                                             -----------
GAS UTILITIES -- 1.0%
Energen Corp. .................      3,674       107,758
ONEOK, Inc. (b)................      5,491       159,898
                                             -----------
                                                 267,656
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
Beckman Coulter, Inc. (b)......      3,529       155,064
Edwards Lifesciences Corp.
  (a)..........................      3,122       171,554
Gen-Probe, Inc. (a)............      3,032       129,891
IDEXX Laboratories, Inc.
  (a)(b).......................      3,349       120,832
Immucor, Inc. (a)..............      3,943       104,805
Kinetic Concepts, Inc. (a)(b)..      3,014        57,809
Masimo Corp. (a)(b)............      2,650        79,049
ResMed, Inc. (a)...............      4,273       160,152
                                             -----------
                                                 979,156
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.0%
Brookdale Senior Living, Inc.
  (b)..........................      2,329        12,996
Community Health Systems, Inc.
  (a)(b).......................      5,211        75,976
Health Net, Inc. (a)(b)........      5,866        63,881
Lincare Holdings, Inc. (a)(b)..      4,227       113,833
Omnicare, Inc. (b).............      6,013       166,921
Patterson Cos., Inc. (a)(b)....      5,672       106,350
Pediatrix Medical Group, Inc.
  (a)..........................      2,558        81,089
Psychiatric Solutions, Inc.
  (a)(b).......................      2,950        82,158
VCA Antech, Inc. (a)(b)........      4,696        93,356
                                             -----------
                                                 796,560
                                             -----------
HEALTH CARE TECHNOLOGY -- 1.3%
Cerner Corp. (a)(b)............      3,594       138,189
HLTH Corp. (a)(b)..............      5,505        57,582
IMS Health, Inc. (b)...........     10,216       154,875
                                             -----------
                                                 350,646
                                             -----------
HOTELS, RESTAURANTS & LEISURE-- 2.7%
Brinker International, Inc. ...      5,646        59,509
Burger King Holdings, Inc.
  (b)..........................      5,182       123,746
Chipotle Mexican Grill, Inc.
  (a)(b).......................      1,860       115,283
Darden Restaurants, Inc. (b)...      7,266       204,756
Orient-Express Hotels, Ltd.
  (Class A) (b)................      2,220        17,005
Penn National Gaming, Inc.
  (a)(b).......................      3,791        81,051
Scientific Games Corp. (Class
  A) (a)(b)....................      3,902        68,441
Wyndham Worldwide Corp. (b)....     10,094        66,116
                                             -----------
                                                 735,907
                                             -----------
HOUSEHOLD DURABLES -- 1.3%
Harman International
  Industries, Inc. ............      3,278        54,841
Pulte Homes, Inc. (b)..........     11,871       129,750
Toll Brothers, Inc. (a)(b).....      7,238       155,110
                                             -----------
                                                 339,701
                                             -----------
HOUSEHOLD PRODUCTS -- 1.5%
Church & Dwight Co., Inc. (b)..      3,956       222,011
Energizer Holdings, Inc.
  (a)(b).......................      3,290       178,120
                                             -----------
                                                 400,131
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Dynegy, Inc. (Class A) (a)(b)..     28,117        56,234
Ormat Technologies, Inc. (b)...      1,023        32,603
                                             -----------
                                                  88,837
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.1%
Seaboard Corp. (b).............         21        25,074
                                             -----------
INSURANCE -- 1.4%
Brown & Brown, Inc. (b)........      6,387       133,488
W.R. Berkley Corp. ............      7,898       244,838
                                             -----------
                                                 378,326
                                             -----------
INTERNET & CATALOG RETAIL -- 0.6%
Priceline.com, Inc. (a)(b).....      2,263       166,670
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.9%
Akamai Technologies, Inc.
  (a)(b).......................      9,520       143,657
Equinix, Inc. (a)(b)...........      1,814        96,487
                                             -----------
                                                 240,144
                                             -----------
IT SERVICES -- 5.8%
Affiliated Computer Services,
  Inc. (Class A) (a)(b)........      5,255       241,467
Broadridge Financial Solutions,
  Inc. (b).....................      7,789        97,674
DST Systems, Inc. (a)(b).......      2,246        85,303
Fidelity National Information
  Services, Inc. ..............     10,632       172,983
Gartner, Inc. (a)..............      3,594        64,081
Genpact, Ltd. (a)(b)...........      3,247        26,690
Global Payments, Inc. .........      4,515       148,047
Hewitt Associates, Inc. (Class
  A) (a).......................      4,802       136,281
Mantech International Corp.
  (Class A) (a)(b).............      1,174        63,619
Metavante Technologies, Inc.
  (a)(b).......................      5,032        81,066
Perot Systems Corp. (Class A)
  (a)(b).......................      4,866        66,518
SAIC, Inc. (a).................     10,828       210,929
Total System Services, Inc.
  (b)..........................     11,151       156,114
                                             -----------
                                               1,550,772
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 3.0%
Bio-Rad Laboratories, Inc.
  (Class A) (a)................      1,085        81,711
Bruker Corp. (a)(b)............      2,823        11,405


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Charles River Laboratories
  International, Inc. (a)(b)...      3,826   $   100,241
Life Technologies Corp. (a)....      9,647       224,872
Millipore Corp. (a)(b).........      3,075       158,424
PerkinElmer, Inc. .............      6,674        92,835
Techne Corp. ..................      2,177       140,460
                                             -----------
                                                 809,948
                                             -----------
MACHINERY -- 3.7%
Bucyrus International, Inc.
  (Class A) (b)................      4,229        78,321
CLARCOR, Inc. (b)..............      2,875        95,393
Donaldson Co., Inc. (b)........      3,768       126,793
Gardner Denver, Inc. (a).......      2,904        67,779
Graco, Inc. (b)................      3,389        80,421
Harsco Corp. ..................      4,737       131,120
Lincoln Electric Holdings, Inc.
  (b)..........................      2,287       116,477
Navistar International Corp.
  (a)(b).......................      3,576        76,455
Nordson Corp. (b)..............      1,729        55,829
The Manitowoc Co., Inc. (b)....      7,314        63,339
Wabtec Corp. (b)...............      2,734       108,677
                                             -----------
                                               1,000,604
                                             -----------
MARINE -- 0.3%
Kirby Corp. (a)................      3,031        82,928
                                             -----------
MEDIA -- 1.7%
Interactive Data Corp. (b).....      2,040        50,306
John Wiley & Sons, Inc. (Class
  A) (b).......................      2,854       101,545
Lamar Advertising Co. (Class A)
  (a)(b).......................      3,719        46,711
Liberty Media Corp.-Interactive
  (Class A) (a)(b).............      5,211        24,544
Marvel Entertainment, Inc.
  (a)(b).......................      2,927        90,005
Morningstar, Inc. (a)(b).......      1,006        35,713
Sirius XM Radio, Inc. (a)(b)...    197,640        23,717
Virgin Media, Inc. (b).........     16,495        82,310
                                             -----------
                                                 454,851
                                             -----------
METALS & MINING -- 0.9%
Reliance Steel & Aluminum
  Co. .........................      3,616        72,103
Steel Dynamics, Inc. (b).......     10,223       114,293
Titanium Metals Corp. (b)......      5,489        48,358
                                             -----------
                                                 234,754
                                             -----------
MULTILINE RETAIL -- 1.5%
Dollar Tree Stores, Inc.
  (a)(b).......................      5,089       212,720
Family Dollar Stores, Inc.
  (b)..........................      7,495       195,395
                                             -----------
                                                 408,115
                                             -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class
  A) (a)(b)....................      3,568        72,288
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 5.7%
Atlas Energy Resources LLC.....      1,881        24,020
Cabot Oil & Gas Corp. (b)......      5,810       151,060
Cimarex Energy Co. (b).........      4,656       124,688
CNX Gas Corp. (a)(b)...........      1,574        42,970
Comstock Resources, Inc.
  (a)(b).......................      2,568       121,338
Concho Resources, Inc. (a)(b)..      3,517        80,258
Continental Resources, Inc.
  (a)(b).......................      1,766        36,574
EXCO Resources, Inc. (a)(b)....      9,657        87,492
Foundation Coal Holdings, Inc.
  (b)..........................      2,581        36,186
Kinder Morgan Management, LLC..      4,095       163,718
Mariner Energy, Inc. (a)(b)....      4,603        46,951
Massey Energy Co. (b)..........      4,778        65,889
Patriot Coal Corp. (a)(b)......      2,961        18,506
Penn Virginia Corp. (b)........      2,350        61,053
Quicksilver Resources, Inc.
  (a)(b).......................      6,381        35,542
SandRidge Energy, Inc. (a)(b)..      5,322        32,730
St. Mary Land & Exploration Co.
  (b)..........................      3,466        70,394
Sunoco, Inc. (b)...............      6,648       288,922
Walter Industries, Inc. (b)....      3,052        53,441
                                             -----------
                                               1,541,732
                                             -----------
PERSONAL PRODUCTS -- 0.5%
Herbalife, Ltd. (b)............      3,588        77,788
NBTY, Inc. (a)(b)..............      3,178        49,736
                                             -----------
                                                 127,524
                                             -----------
PHARMACEUTICALS -- 2.3%
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)..................      6,741       174,457
King Pharmaceuticals, Inc.
  (a)..........................     13,864       147,236
Mylan, Inc. (a)(b).............     17,007       168,199
Sepracor, Inc. (a)(b)..........      6,083        66,791
Warner Chilcott, Ltd. (Class A)
  (a)(b).......................      4,771        69,180
                                             -----------
                                                 625,863
                                             -----------
PROFESSIONAL SERVICES -- 2.7%
Equifax, Inc. .................      7,133       189,167
FTI Consulting, Inc. (a)(b)....      2,825       126,221
Manpower, Inc. ................      4,390       149,216
Monster Worldwide, Inc.
  (a)(b).......................      7,082        85,621
Robert Half International, Inc.
  (b)..........................      8,820       183,633
                                             -----------
                                                 733,858
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
Alexander's, Inc. (b)..........        147        37,470
Camden Property Trust (b)......      2,973        93,174
CapitalSource, Inc. (b)........     12,678        58,572
Digital Realty Trust, Inc.
  (b)..........................      3,744       122,991
Taubman Centers, Inc. (b)......      2,974        75,718
                                             -----------
                                                 387,925
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b).............     12,985        56,095
                                             -----------
ROAD & RAIL -- 1.2%
Hertz Global Holdings, Inc.
  (a)(b).......................      7,426        37,650
J.B. Hunt Transport Services,
  Inc. (b).....................      6,217       163,321
Landstar Systems, Inc. (b).....      2,970       114,137
                                             -----------
                                                 315,108
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.7%
Advanced Micro Devices, Inc.
  (a)(b).......................     31,341        67,697
Atheros Communications, Inc.
  (a)(b).......................      3,330        47,652
Cree, Inc. (a)(b)..............      4,509        71,558
Cypress Semiconductor Corp.
  (a)(b).......................      8,162        36,484
Integrated Device Technology,
  Inc. (a)(b)..................      9,650        54,136
Intersil Corp. (Class A).......      6,973        64,082
Lam Research Corp. (a)(b)......      7,071       150,471
LSI Logic Corp. (a)(b).........     35,913       118,154
Micron Technology, Inc.
  (a)(b).......................     42,621       112,519
Microsemi Corp. (a)............      4,411        55,755
Novellus Systems, Inc. (a)(b)..      5,622        69,375
ON Semiconductor Corp. (a)(b)..     22,857        77,714
Varian Semiconductor Equipment
  Associates, Inc. (a)(b)......      4,098        74,256
                                             -----------
                                                 999,853
                                             -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
SOFTWARE -- 3.5%
Ansys, Inc. (a)................      4,989   $   139,143
Cadence Design Systems, Inc.
  (a)(b).......................     14,527        53,169
Concur Technologies, Inc.
  (a)(b).......................      2,786        91,437
Factset Research Systems, Inc.
  (b)..........................      2,477       109,582
Jack Henry & Associates,
  Inc. ........................      4,752        92,236
MICROS Systems, Inc. (a).......      4,543        74,142
Nuance Communications, Inc.
  (a)(b).......................     10,603       109,847
Parametric Technology Corp.
  (a)..........................      6,545        82,794
Red Hat, Inc. (a)(b)...........     10,749       142,102
VMware, Inc. (Class A) (a)(b)..      2,204        52,213
                                             -----------
                                                 946,665
                                             -----------
SPECIALTY RETAIL -- 4.1%
Abercrombie & Fitch Co. (Class
  A) (b).......................      4,934       113,827
Advance Auto Parts, Inc. ......      5,347       179,927
Aeropostale, Inc. (a)(b).......      3,771        60,713
American Eagle Outfitters, Inc.
  (b)..........................      9,932        92,964
CarMax, Inc. (a)(b)............     11,074        87,263
Dick's Sporting Goods, Inc.
  (a)(b).......................      4,695        66,246
Guess ?, Inc. .................      3,440        52,804
O'Reilly Automotive, Inc.
  (a)(b).......................      7,568       232,640
PetSmart, Inc. (b).............      7,175       132,379
Signet Jewelers, Ltd. .........      4,846        42,015
Williams-Sonoma, Inc. (b)......      5,368        42,193
                                             -----------
                                               1,102,971
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Fossil, Inc. (a)(b)............      2,650        44,255
The Warnaco Group, Inc. (a)....      2,610        51,234
                                             -----------
                                                  95,489
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 0.3%
TFS Financial Corp. (b)........      5,487        70,782
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
MSC Industrial Direct Co., Inc.
  (Class A) (b)................      2,476        91,191
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
Leap Wireless International,
  Inc. (a)(b)..................      2,816        75,722
SBA Communications Corp. (Class
  A) (a).......................      6,555       106,977
Telephone & Data Systems, Inc.
  (b)..........................      5,789       183,801
US Cellular Corp. (a)..........        890        38,484
                                             -----------
                                                 404,984
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $43,417,484)...........               26,792,285
                                             -----------
SHORT TERM INVESTMENTS -- 27.8%
MONEY MARKET FUNDS -- 27.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).............  7,368,056     7,368,056
STIC Prime Portfolio...........     98,663        98,663
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $7,466,719)............                7,466,719
                                             -----------
TOTAL INVESTMENTS -- 127.6%
  (Cost $50,884,203)...........               34,259,004
OTHER ASSETS AND
  LIABILITIES -- (27.6)%.......               (7,411,235)
                                             -----------
NET ASSETS -- 100.0%...........              $26,847,769
                                             ===========




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at December 31, 2008.
   (c) Investments of cash collateral for securities loaned.
   (d) Affiliated Fund managed by SSgA Funds Management, Inc.




See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.4%
Curtiss-Wright Corp. (a).......      1,157   $    38,632
                                             -----------
AIRLINES -- 1.7%
Delta Air Lines, Inc. (b)......     16,363       187,520
                                             -----------
AUTO COMPONENTS -- 0.3%
TRW Automotive Holdings Corp.
  (a)(b).......................      1,396         5,026
WABCO Holdings, Inc. (a).......      1,799        28,406
                                             -----------
                                                  33,432
                                             -----------
BEVERAGES -- 0.3%
PepsiAmericas, Inc. (a)........      1,644        33,472
                                             -----------
BUILDING PRODUCTS -- 1.0%
Armstrong World Industries,
  Inc. ........................        457         9,880
Lennox International, Inc.
  (a)..........................      1,346        43,462
Owens Corning, Inc. (a)(b).....      2,254        38,994
USG Corp. (a)(b)...............      1,713        13,773
                                             -----------
                                                 106,109
                                             -----------
CAPITAL MARKETS -- 1.9%
AllianceBernstein Holding LP
  (a)..........................        852        17,713
Federated Investors, Inc.
  (Class B) (a)................      2,472        41,925
GLG Partners, Inc. (a).........      5,106        11,591
Janus Capital Group, Inc. (a)..      4,105        32,963
Jefferies Group, Inc. (a)......      3,001        42,194
The Blackstone Group LP (a)....      4,182        27,309
Waddell & Reed Financial, Inc.
  (Class A) (a)................      2,187        33,811
                                             -----------
                                                 207,506
                                             -----------
CHEMICALS -- 3.3%
Ashland, Inc. .................      1,714        18,014
Cytec Industries, Inc. (a).....      1,243        26,376
Eastman Chemical Co. (a).......      1,761        55,841
International Flavors &
  Fragrances, Inc. (a).........      2,026        60,213
Lubrizol Corp. (a).............      1,769        64,374
Olin Corp. (a).................      1,772        32,038
RPM International,Inc. ........      3,356        44,601
Valhi, Inc. (a)................        281         3,007
Valspar Corp. (a)..............      2,417        43,724
W.R. Grace & Co. (a)(b)........      1,551         9,259
                                             -----------
                                                 357,447
                                             -----------
COMMERCIAL BANKS -- 9.3%
Associated Bancorp (a).........      3,072        64,297
BancorpSouth, Inc. (a).........      1,990        46,486
Bank of Hawaii Corp. (a).......      1,231        55,604
BOK Financial Corp. (a)........        579        23,392
City National Corp. (a)........      1,025        49,917
Comerica, Inc. (a).............      3,933        78,070
Commerce Bancshares, Inc. .....      1,588        69,793
Cullen/Frost Bankers, Inc.
  (a)..........................      1,447        73,334
First Horizon National Corp.
  (a)..........................      5,297        55,994
Fulton Financial Corp. (a).....      4,469        42,992
Huntington Bancshares, Inc.
  (a)..........................      9,450        72,387
Marshall & Ilsley Corp. (a)....      6,320        86,205
PNC Financial Services Group,
  Inc. ........................          1            49
Popular, Inc. (a)..............      6,596        34,035
Synovus Financial Corp. (a)....      7,059        58,590
UMB Financial Corp. (a)........        800        39,312
Valley National Bancorp (a)....      3,479        70,450
Zions Bancorp..................      3,005        73,653
                                             -----------
                                                 994,560
                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.4%
Tellabs, Inc. (a)(b)...........      9,384        38,662
                                             -----------
COMPUTERS & PERIPHERALS -- 0.9%
Diebold, Inc. (a)..............      1,692        47,528
Lexmark International, Inc.
  (Class A) (a)(b).............      2,021        54,365
                                             -----------
                                                 101,893
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.2%
EMCOR Group, Inc. (a)(b).......      1,685        37,795
URS Corp. (a)(b)...............      2,173        88,593
                                             -----------
                                                 126,388
                                             -----------
CONSUMER FINANCE -- 0.0% (c)
The Student Loan Corp. (a).....        100         4,100
                                             -----------
CONTAINERS & PACKAGING -- 2.5%
Aptargroup, Inc. ..............      1,650        58,146
Bemis Co., Inc. (a)............      2,591        61,355
Greif, Inc. (Class A) (a)......        789        26,376
Packaging Corp. of America
  (a)..........................      2,640        35,535
Silgan Holdings, Inc. .........        647        30,933
Sonoco Products Co. ...........      2,564        59,382
                                             -----------
                                                 271,727
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Service Corp. International
  (a)..........................      6,629        32,946
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
CIT Group, Inc. (a)............      9,443        42,871
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
CenturyTel, Inc. (a)...........      2,582        70,566
Frontier Communications Corp.
  (a)..........................      8,026        70,147
                                             -----------
                                                 140,713
                                             -----------
ELECTRIC UTILITIES -- 4.5%
DPL, Inc. .....................      2,989        68,269
Great Plains Energy, Inc. (a)..      3,040        58,763
Hawaiian Electric Industries,
  Inc. (a).....................      2,325        51,476
Northeast Utilities (a)........      4,067        97,852
NV Energy, Inc. ...............      6,024        59,577
Pinnacle West Capital Corp.
  (a)..........................      2,619        84,148
Westar Energy, Inc. (a)........      2,792        57,264
                                             -----------
                                                 477,349
                                             -----------
ELECTRICAL EQUIPMENT -- 1.3%
Brady Corp. (Class A) (a)......      1,245        29,818
GrafTech International, Ltd.
  (b)..........................      3,076        25,592
Hubbell, Inc. (Class B)........      1,351        44,151
Thomas & Betts Corp. (a)(b)....      1,441        34,613
                                             -----------
                                                 134,174
                                             -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.7%
Anixter International, Inc.
  (a)(b).......................        788        23,735
Ingram Micro, Inc. (Class A)
  (b)..........................      3,698        49,516
                                             -----------
                                                  73,251
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Tidewater, Inc. (a)............      1,328        53,479
                                             -----------
FOOD PRODUCTS -- 3.6%
Corn Products International,
  Inc. (a).....................      1,908        55,046
Hormel Foods Corp. ............      1,892        58,803


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Ralcorp Holdings, Inc. (b).....      1,468   $    85,731
Smithfield Foods, Inc. (a)(b)..      3,413        48,021
The J.M. Smucker Co. (a).......      3,064       132,855
                                             -----------
                                                 380,456
                                             -----------
GAS UTILITIES -- 3.2%
AGL Resources, Inc. (a)........      1,972        61,822
Atmos Energy Corp. ............      2,325        55,103
National Fuel Gas Co. (a)......      1,834        57,459
Nicor, Inc. ...................      1,159        40,264
Piedmont Natural Gas Co.,
  Inc. ........................      1,777        56,278
UGI Corp. .....................      2,775        67,765
                                             -----------
                                                 338,691
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Inverness Medical Innovations,
  Inc. (a)(b)..................      1,992        37,669
STERIS Corp. ..................      1,528        36,504
Teleflex, Inc. (a).............      1,023        51,252
                                             -----------
                                                 125,425
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
Tenet Healthcare Corp. (a)(b)..     12,229        14,063
Universal Health Services, Inc.
  (Class B) (a)................      1,229        46,174
                                             -----------
                                                  60,237
                                             -----------
HOTELS RESTAURANTS & LEISURE -- 0.2%
International Speedway Corp.
  (Class A)....................        826        23,731
                                             -----------
HOUSEHOLD DURABLES -- 4.3%
D.R. Horton, Inc. (a)..........      7,045        49,808
Leggett & Platt, Inc. (a)......      4,027        61,170
Mohawk Industries, Inc.
  (a)(b).......................      1,423        61,147
NVR, Inc. (a)(b)...............        129        58,856
Snap-on, Inc. (a)..............      1,481        58,322
The Black & Decker Corp. (a)...      1,546        64,638
The Stanley Works (a)..........      2,018        68,814
Tupperware Brands Corp. (a)....      1,590        36,093
                                             -----------
                                                 458,848
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Carlisle Cos., Inc. (a)........      1,573        32,561
                                             -----------
INSURANCE -- 13.6%
Alleghany Corp. (a)(b).........        155        43,710
American Financial Group,
  Inc. ........................      2,022        46,263
American National Insurance Co.
  (a)..........................        410        30,229
Arch Capital Group, Ltd.
  (a)(b).......................      1,294        90,710
Arthur J. Gallagher & Co. (a)..      2,449        63,454
Aspen Insurance Holdings, Ltd.
  (a)..........................      1,815        44,014
Cincinnati Financial Corp.
  (a)..........................      3,946       114,710
Endurance Specialty Holdings,
  Ltd. (a).....................      1,316        40,178
Erie Indemnity Co. (Class A)
  (a)..........................        826        31,082
Fidelity National Financial,
  Inc. (Class A) (a)...........      5,499        97,607
First American Corp. ..........      2,111        60,987
HCC Insurance Holdings, Inc.
  (a)..........................      2,991        80,009
Markel Corp. (a)(b)............        257        76,843
MBIA, Inc. (a)(b)..............      6,011        24,465
Mercury General Corp. (a)......        678        31,181
Odyssey Re Holdings Corp. (a)..        456        23,625
Old Republic International
  Corp. (a)....................      6,024        71,806
PartnerRe, Ltd. ...............      1,431       101,987
Protective Life Corp. (a)......      1,791        25,701
Reinsurance Group of America,
  Inc. ........................      1,616        69,197
RenaissanceRe Holdings, Ltd. ..      1,594        82,187
StanCorp Financial Group, Inc.
  (a)..........................      1,263        52,756
The Hanover Insurance Group,
  Inc. ........................      1,329        57,107
Transatlantic Holdings, Inc. ..        678        27,161
Wesco Financial Corp. (a)......         36        10,364
White Mountains Insurance
  Group, Ltd. (a)..............        198        52,888
                                             -----------
                                               1,450,221
                                             -----------
IT SERVICES -- 0.7%
Lender Processing Services,
  Inc. ........................      2,445        72,005
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Eastman Kodak Co. (a)..........      6,921        45,540
                                             -----------
MACHINERY -- 2.6%
Crane Co. (a)..................      1,343        23,153
IDEX Corp. (a).................      2,139        51,657
Kennametal, Inc. ..............      1,901        42,183
Pentair, Inc. .................      2,572        60,879
The Timken Co. ................      1,991        39,083
Trinity Industries, Inc. (a)...      2,051        32,324
Valmont Industries, Inc. (a)...        479        29,392
                                             -----------
                                                 278,671
                                             -----------
MARINE -- 0.4%
Alexander & Baldwin, Inc. (a)..      1,065        26,689
Genco Shipping & Trading, Ltd.
  (a)..........................        812        12,017
                                             -----------
                                                  38,706
                                             -----------
MEDIA -- 1.7%
DreamWorks Animation SKG, Inc.
  (Class A) (b)................      1,494        37,738
Gannett Co., Inc. (a)..........      5,925        47,400
Hearst-Argyle Television, Inc.
  (a)..........................        681         4,127
Regal Entertainment Group......      2,006        20,481
The Interpublic Group of Cos.,
  Inc. (b).....................     12,283        48,641
The New York Times Co. (Class
  A) (a).......................      2,979        21,836
                                             -----------
                                                 180,223
                                             -----------
METALS & MINING -- 0.9%
Century Aluminum Co. (a)(b)....        991         9,910
Commercial Metals Co. (a)......      2,954        35,064
Compass Minerals International,
  Inc. (a).....................        836        49,040
                                             -----------
                                                  94,014
                                             -----------
MULTI-UTILITIES -- 7.1%
Alliant Energy Corp. ..........      2,871        83,776
CMS Energy Corp. (a)...........      5,779        58,426
Integrys Energy Group, Inc.
  (a)..........................      1,970        84,671
NiSource, Inc. ................      7,131        78,227
NSTAR..........................      2,774       101,223
OGE Energy Corp. ..............      2,361        60,866
Puget Energy, Inc. ............      3,053        83,255
SCANA Corp. (a)................      2,738        97,473
TECO Energy, Inc. (a)..........      5,128        63,331
Vectren Corp. (a)..............      2,087        52,196
                                             -----------
                                                 763,444
                                             -----------
MULTILINE RETAIL -- 0.3%
Big Lots, Inc. (a)(b)..........      2,098        30,400
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 5.4%
Boardwalk Pipeline Partners LP
  (a)..........................      1,430        25,425
Buckeye Partners LP (a)........      1,258        40,571
Enbridge Energy Partners LP
  (a)..........................      1,591        40,571
Encore Acquisition Co. (a)(b)..      1,300        33,176
Enterprise GP Holdings LP......        924        16,105


See accompanying notes to financial statements.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Forest Oil Corp. (a)(b)........      2,260   $    37,267
Linn Energy LLC (a)............      2,843        42,560
Magellan Midstream Partners LP
  (a)..........................      1,710        51,659
Natural Resource Partners LP...        823        14,361
NuStar Energy LP (a)...........      1,098        45,084
Overseas Shipholding Group,
  Inc. (a).....................        586        24,676
Ship Finance International,
  Ltd. (a).....................      1,022        11,293
Southern Union Co. (a).........      2,698        35,182
Teekay Corp. (a)...............      1,095        21,517
TEPPCO Partners LP (a).........      2,194        42,937
Tesoro Corp. (a)...............      3,522        46,385
W&T Offshore, Inc. (a).........        698         9,995
Whiting Petroleum Corp.
  (a)(b).......................      1,098        36,739
                                             -----------
                                                 575,503
                                             -----------
PAPER & FOREST PRODUCTS -- 0.6%
Domtar Corp. (a)(b)............     12,707        21,221
MeadWestvaco Corp. (a).........      4,161        46,561
                                             -----------
                                                  67,782
                                             -----------
PERSONAL PRODUCT -- 0.5%
Alberto-Culver Co. (a).........      2,259        55,368
                                             -----------
PHARMACEUTICALS -- 1.3%
Perrigo Co. (a)................      2,182        70,500
Watson Pharmaceuticals, Inc.
  (a)(b).......................      2,721        72,297
                                             -----------
                                                 142,797
                                             -----------
PROFESSIONAL SERVICES -- 0.5%
Watson Wyatt Worldwide, Inc.
  (Class A) (a)................      1,093        52,267
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 11.0%
Alexandria Real Estate
  Equities, Inc. (a)...........        824        49,720
AMB Property Corp. (a).........      2,524        59,112
Apartment Investment &
  Management Co. (Class A)
  (a)..........................      2,610        30,145
BRE Properties, Inc. (a).......      1,318        36,878
Developers Diversified Realty
  Corp. (a)....................      3,090        15,079
Douglas Emmett, Inc. (a).......      2,810        36,699
Duke Realty Corp. (a)..........      3,764        41,253
Essex Property Trust, Inc.
  (a)..........................        691        53,034
Federal Realty Investment Trust
  (a)..........................      1,528        94,858
Health Care REIT, Inc. (a).....      2,688       113,434
Highwoods Properties, Inc.
  (a)..........................      1,638        44,816
Hospitality Properties Trust
  (a)..........................      2,419        35,971
Liberty Property Trust.........      2,529        57,737
Mack-Cali Realty Corp. (a).....      1,699        41,625
Nationwide Health Properties,
  Inc. (a).....................      2,589        74,356
Rayonier, Inc. (a).............      2,021        63,358
Realty Income Corp. (a)........      2,688        62,227
Regency Centers Corp. (a)......      1,802        84,153
Senior Housing Properties Trust
  (a)..........................      2,993        53,635
The Macerich Co. (a)...........      1,962        35,630
UDR, Inc. (a)..................      3,507        48,362
Weingarten Realty Investors
  (a)..........................      2,082        43,077
                                             -----------
                                               1,175,159
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%
Forest City Enterprises, Inc.
  (Class A) (a)................      1,776        11,899
The St. Joe Co. (a)(b).........      2,364        57,493
                                             -----------
                                                  69,392
                                             -----------
ROAD & RAIL -- 1.2%
Con-way, Inc. (a)..............      1,178        31,335
Kansas City Southern (a)(b)....      2,351        44,787
Ryder Systems, Inc. (a)........      1,434        55,610
                                             -----------
                                                 131,732
                                             -----------
SOFTWARE -- 1.9%
Compuware Corp. (a)(b).........      6,355        42,896
Novell, Inc. (a)(b)............      8,900        34,621
Sybase, Inc. (a)(b)............      2,090        51,769
Synopsys, Inc. (a)(b)..........      3,755        69,543
                                             -----------
                                                 198,829
                                             -----------
SPECIALTY RETAIL -- 0.9%
AutoNation, Inc. (a)(b)........      2,863        28,286
Foot Locker, Inc. (a)..........      4,035        29,617
RadioShack Corp. (a)...........      3,224        38,495
                                             -----------
                                                  96,398
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Hanesbrands, Inc. (a)(b).......      2,417        30,817
Phillips-Van Heusen Corp. .....      1,322        26,612
                                             -----------
                                                  57,429
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 0.6%
Astoria Financial Corp. (a)....      2,271        37,426
Capitol Federal Financial (a)..        548        24,989
                                             -----------
                                                  62,415
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
GATX Corp. (a).................      1,117        34,593
                                             -----------
WATER UTILITIES -- 1.0%
American Water Works Co., Inc.
  (a)..........................      1,495        31,216
Aqua America, Inc. (a).........      3,483        71,715
                                             -----------
                                                 102,931
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $14,722,874)...........               10,651,999
                                             -----------
SHORT TERM INVESTMENTS -- 22.6%
MONEY MARKET FUNDS -- 22.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e).............  2,325,652     2,325,652
STIC Prime Portfolio...........     83,286        83,286
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,408,938)............                2,408,938
                                             -----------
TOTAL INVESTMENTS -- 122.2%
  (Cost $17,131,812)...........               13,060,937
OTHER ASSETS AND
  LIABILITIES -- (22.2)%.......               (2,369,494)
                                             -----------
NET ASSETS -- 100.0%...........              $10,691,443
                                             ===========




   (a) Security, or portion thereof, was on loan at December 31, 2008.
   (b) Non-income producing security.
   (c) Amount represents less than 0.05% of net assets.
   (d) Investments of cash collateral for securities loaned.
   (e) Affiliated Fund managed by SSgA Funds Management, Inc.
REIT = Real Estate Investment Trust




See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.5%
AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a)(b)...............        627   $    11,543
Aerovironment, Inc. (a)(b).....        224         8,246
American Science & Engineering,
  Inc. (b).....................        145        10,724
Argon ST, Inc. (a)(b)..........        227         4,281
Axsys Technologies, Inc.
  (a)(b).......................        148         8,119
BE Aerospace, Inc. (a).........      1,519        11,681
Ceradyne, Inc. (a)(b)..........        431         8,754
Cubic Corp. ...................        243         6,610
Curtiss-Wright Corp.(b)........        744        24,842
DynCorp International, Inc.
  (a)..........................        436         6,614
Esterline Technologies Corp.
  (a)..........................        464        17,581
GenCorp, Inc. (a)(b)...........        850         3,128
Heico Corp. ...................        318         9,209
Hexcel Corp. (a)(b)............      1,570        11,602
Ladish Co., Inc. (a)(b)........        229         3,172
Moog, Inc. (Class A)(a)........        639        23,368
Orbital Sciences Corp. (a)(b)..        969        18,925
Stanley, Inc. (a)..............        286        10,359
Taser International, Inc.
  (a)(b).......................      1,057         5,581
Teledyne Technologies, Inc.
  (a)(b).......................        548        24,413
TransDigm Group, Inc. (a)......        414        13,898
Triumph Group, Inc. (b)........        271        11,507
                                             -----------
                                                 254,157
                                             -----------
AIR FREIGHT & LOGISTICS -- 0.3%
Atlas Air Worldwide Holdings,
  Inc. (a)(b)..................        214         4,045
Forward Air Corp. (b)..........        466        11,310
HUB Group, Inc. (Class A)
  (a)(b).......................        636        16,873
Pacer International, Inc. (b)..        559         5,830
UTI Worldwide, Inc. ...........      1,473        21,123
                                             -----------
                                                  59,181
                                             -----------
AIRLINES -- 0.9%
AirTran Holdings, Inc. (a)(b)..      1,849         8,210
Alaska Air Group, Inc. (a).....        587        17,170
Allegiant Travel Co. (a)(b)....        221        10,734
Continental Airlines, Inc.
  (Class B) (a)(b).............      1,782        32,183
Hawaiian Holdings, Inc.
  (a)(b).......................        688         4,389
JetBlue Airways Corp. (a)......      2,977        21,137
Republic Airways Holdings, Inc.
  (a)(b).......................        587         6,263
SkyWest, Inc. (b)..............        940        17,484
UAL Corp. (b)..................      2,054        22,635
US Airways Group, Inc. (a)(b)..      1,695        13,102
                                             -----------
                                                 153,307
                                             -----------
AUTO COMPONENTS -- 0.4%
American Axle & Manufacturing
  Holdings, Inc. (b)...........        750         2,168
ArvinMeritor, Inc. (b).........      1,195         3,406
Cooper Tire & Rubber Co. (b)...        954         5,877
Dana Holding Corp. (a)(b)......      1,173           868
Drew Industries, Inc. (a)(b)...        332         3,984
Exide Technologies (a)(b)......        745         3,941
Federal-Mogul Corp. (Class A)
  (a)(b).......................        409         1,730
Fuel Systems Solutions, Inc.
  (a)(b).......................        188         6,159
Gentex Corp. (b)...............      2,339        20,653
Lear Corp. (a)(b)..............      1,460         2,059
Modine Manufacturing Co. (b)...        527         2,566
Superior Industries
  International, Inc. (b)......        354         3,724
Tenneco Automotive, Inc.
  (a)(b).......................        755         2,227
TRW Automotive Holdings Corp.
  (a)..........................        878         3,161
Visteon Corp. (a)(b)...........      2,064           722
                                             -----------
                                                  63,245
                                             -----------
AUTOMOBILES -- 0.1%
Fleetwood Enterprises, Inc.
  (a)..........................      1,231           123
Thor Industries, Inc. (b)......        621         8,185
Winnebago Industries, Inc. ....        464         2,798
                                             -----------
                                                  11,106
                                             -----------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (a)(b)...        160         4,544
Central European Distribution
  Corp. (a)(b).................        623        12,273
Coca-Cola Hellenic Bottling Co.
  SA (b).......................         64         2,941
National Beverage Corp. (a)....        167         1,503
PepsiAmericas, Inc. ...........      1,041        21,195
                                             -----------
                                                  42,456
                                             -----------
BIOTECHNOLOGY -- 2.8%
Acorda Therapeutics, Inc.
  (a)(b).......................        620        12,716
Affymax, Inc. (a)..............        125         1,249
Alkermes, Inc. (a)(b)..........      1,583        16,859
Allos Therapeutics, Inc. (a)...        918         5,618
Alnylam Pharmaceuticals, Inc.
  (a)(b).......................        595        14,714
Arena Pharmaceuticals, Inc.
  (a)(b).......................      1,228         5,121
Ariad Pharmaceuticals, Inc.
  (a)(b).......................      1,063           904
Celera Corp. (a)(b)............      1,298        14,447
Cepheid, Inc. (a)(b)...........        923         9,581
Cougar Biotechnology, Inc.
  (a)(b).......................        276         7,176
Cubist Pharmaceuticals, Inc.
  (a)(b).......................        938        22,662
CV Therapeutics, Inc. (a)(b)...        944         8,694
Dendreon Corp. (a)(b)..........      1,458         6,678
Enzon Pharmaceuticals, Inc.
  (a)(b).......................        661         3,854
Facet Biotech Corp. (a)........        396         3,794
Genomic Health, Inc. (a)(b)....        257         5,006
Geron Corp. (a)(b).............      1,398         6,529
GTx, Inc. (a)(b)...............        285         4,799
Halozyme Therapeutics, Inc.
  (a)(b).......................      1,109         6,210
Human Genome Sciences, Inc.
  (a)(b).......................      2,198         4,660
Idenix Pharmaceuticals, Inc.
  (a)(b).......................        332         1,922
Incyte Corp. (a)(b)............      1,542         5,844
Indevus Pharmaceuticals, Inc.
  (a)(b).......................      1,152         3,617
InterMune, Inc. (a)(b).........        502         5,311
Isis Pharmaceuticals, Inc.
  (a)..........................      1,473        20,887
Lexicon Genetics, Inc. (a)(b)..      1,491         2,087
Ligand Pharmaceuticals, Inc.
  (Class B) (a)(b).............      1,125         3,083
MannKind Corp. (a)(b)..........        841         2,885
Martek Biosciences Corp. (b)...        552        16,731
Maxygen, Inc. (a)(b)...........        461         4,112
Medarex, Inc. (a)..............      2,072        11,562
Momenta Pharmaceuticals, Inc.
  (a)(b).......................        479         5,556
Myriad Genetics, Inc. (a)(b)...        767        50,822
Neurocrine Biosciences, Inc.
  (a)(b).......................        587         1,878
Onyx Pharmaceuticals, Inc.
  (a)(b).......................        919        31,393
Opko Health, Inc. (a)..........      1,736         2,812
OSI Pharmaceuticals, Inc.
  (a)(b).......................        949        37,059
Osiris Therapeutics, Inc. (a)..        295         5,652
PDL BioPharma, Inc. (b)........      1,978        12,224
Pharmasset, Inc. (a)...........        267         3,500
Progenics Pharmaceuticals, Inc.
  (a)(b).......................        411         4,238
Regeneron Pharmaceuticals, Inc.
  (a)(b).......................      1,011        18,562


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Rigel Pharmaceuticals, Inc.
  (a)(b).......................        594   $     4,752
Sangamo Biosciences, Inc.
  (a)(b).......................        607         2,112
Savient Pharmaceuticals, Inc.
  (a)(b).......................        877         5,078
Seattle Genetics, Inc. (a)(b)..        910         8,136
Theravance, Inc. (a)(b)........        849        10,519
United Therapeutics Corp.
  (a)(b).......................        373        23,331
Zymogenetics, Inc. (a)(b)......        615         1,845
                                             -----------
                                                 468,781
                                             -----------
BUILDING PRODUCTS -- 0.7%
American Woodmark Corp. .......        151         2,753
Ameron International Corp. ....        139         8,746
Apogee Enterprises, Inc. (b)...        459         4,755
Armstrong World Industries,
  Inc. (b).....................        298         6,443
Builders FirstSource, Inc.
  (a)(b).......................        263           402
Gibraltar Industries, Inc. ....        444         5,301
Griffon Corp. (a)(b)...........      1,128        10,524
Lennox International, Inc.
  (b)..........................        837        27,027
NCI Building Systems, Inc.
  (a)(b).......................        317         5,167
Owens Corning, Inc. (a)(b).....      1,457        25,206
Quanex Building Products Corp.
  (b)..........................        607         5,688
Simpson Manufacturing Co.,
  Inc. ........................        616        17,100
Universal Forest Products, Inc.
  (b)..........................        289         7,777
                                             -----------
                                                 126,889
                                             -----------
CAPITAL MARKETS -- 1.6%
BGC Partners, Inc. (b).........        484         1,336
Calamos Asset Management, Inc.
  (Class A) (b)................        323         2,390
Cohen & Steers, Inc. (b).......        270         2,967
E*TRADE Financial Corp.
  (a)(b).......................      7,214         8,296
FBR Capital Markets Corp.
  (a)(b).......................        506         2,459
FCStone Group, Inc. (a)(b).....        431         1,909
Fortress Investment Group LLC
  (Class A) (b)................        644           644
GAMCO Investors, Inc. (b)......        103         2,814
GFI Group, Inc. (b)............      1,057         3,742
GLG Partners, Inc. (b).........      3,240         7,355
Greenhill & Co., Inc. (b)......        209        14,582
Investment Technology Group,
  Inc. (a).....................        728        16,540
Jefferies Group, Inc. (b)......      1,894        26,630
KBW, Inc. (a)(b)...............        543        12,489
Knight Capital Group, Inc.
  (Class A) (a)................      1,448        23,385
LaBranche & Co., Inc. (a)(b)...        932         4,464
Lazard, Ltd. (Class A) (b).....      1,224        36,402
MF Global, Ltd. (a)(b).........      1,596         3,256
optionsXpress Holdings, Inc. ..        757        10,113
Penson Worldwide, Inc. (a)(b)..        338         2,576
Piper Jaffray Cos., Inc.
  (a)(b).......................        303        12,047
Pzena Investment Management,
  Inc. (Class A) (b)...........         87           367
Riskmetrics Group, Inc.
  (a)(b).......................        495         7,370
Stifel Financial Corp. (a)(b)..        408        18,707
SWS Group, Inc. (b)............        442         8,376
Thomas Weisel Partners Group,
  Inc. (a)(b)..................        362         1,709
TradeStation Group, Inc. (a)...        577         3,722
W.P. Carey & Co. LLC (b).......        442        10,356
Waddell & Reed Financial, Inc.
  (Class A)....................      1,404        21,706
                                             -----------
                                                 268,709
                                             -----------
CHEMICALS -- 2.0%
A. Schulman, Inc. (b)..........        381         6,477
American Vanguard Corp.(b).....        334         3,908
Arch Chemicals, Inc. (b).......        427        11,132
Balchem Corp. (b)..............        296         7,373
Cabot Corp. (b)................        820        12,546
Calgon Carbon Corp. (a)(b).....        850        13,056
Chemtura Corp. ................      3,887         5,442
Cytec Industries, Inc. ........        777        16,488
Ferro Corp. (b)................        713         5,027
Flotek Industries, Inc.
  (a)(b).......................        366           922
H.B. Fuller Co. (b)............        791        12,743
Innophos Holdings, Inc. (b)....        170         3,368
Koppers Holdings, Inc. (b).....        335         7,243
Kronos Worldwide, Inc. (b).....         50           583
LSB Industries, Inc. (a)(b)....        247         2,055
Minerals Technologies, Inc. ...        314        12,843
Nalco Holding Co. .............      2,206        25,457
NewMarket Corp. ...............        179         6,249
NL Industries, Inc. (b)........        117         1,568
Olin Corp. ....................      1,105        19,978
OM Group, Inc. (a)(b)..........        499        10,534
PolyOne Corp. (a)..............      1,370         4,315
Rockwood Holdings, Inc.
  (a)(b).......................        735         7,938
RPM International, Inc. .......      2,088        27,750
Sensient Technologies Corp.
  (b)..........................        789        18,841
Solutia, Inc. (a)(b)...........      1,071         4,819
Spartech Corp. ................        486         3,042
Stepan Co. (b).................        116         5,451
Terra Nitrogen Co. LP (b)......        119        11,276
The Scotts Miracle-Gro Co.
  (Class A) (b)................        710        21,101
Valhi, Inc. (b)................        185         1,979
Valspar Corp. (b)..............      1,490        26,954
W.R. Grace & Co. (a)(b)........        973         5,809
Westlake Chemical Corp. (b)....        323         5,262
Zep, Inc. (b)..................        336         6,488
Zoltek Cos., Inc. (a)(b).......        445         4,001
                                             -----------
                                                 340,018
                                             -----------
COMMERCIAL BANKS -- 7.6%
1st Source Corp. (b)...........        227         5,364
AMCORE Financial, Inc. (b).....        335         1,213
Associated Banc-Corp (b).......      1,922        40,227
Bancfirst Corp. (b)............        127         6,721
BancorpSouth, Inc. (b).........      1,237        28,896
Bank of Hawaii Corp. (b).......        768        34,691
Bank of the Ozarks, Inc. (b)...        201         5,958
Banner Corp. (b)...............        235         2,211
BOK Financial Corp. ...........        369        14,908
Boston Private Financial
  Holdings, Inc. (b)...........        920         6,293
Capital City Bank Group,
  Inc. ........................        215         5,857
Capitol Bancorp, Ltd. (b)......        254         1,981
Cascade Bancorp (b)............        345         2,329
Cathay General Bancorp (b).....        812        19,285
Central Pacific Financial Corp.
  (b)..........................        460         4,618
Chemical Financial Corp. (b)...        358         9,981
Citizens Republic Bancorp, Inc.
  (b)..........................      2,166         6,455
City Bank (b)..................        219         1,139
City Holding Co. ..............        269         9,356
CoBiz, Inc. (b)................        347         3,380
Columbia Banking System, Inc.
  (b)..........................        285         3,400
Community Bank System, Inc.
  (b)..........................        494        12,049
Community Trust Bancorp, Inc.
  (b)..........................        216         7,938
Cullen/Frost Bankers, Inc. ....        915        46,372
CVB Financial Corp. (b)........      1,103        13,126
East West Bancorp, Inc. (b)....      1,033        16,497


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
F.N.B. Corp. (b)...............      1,425   $    18,810
First Bancorp- North Carolina..        266         4,881
First BanCorp- Puerto Rico
  (b)..........................      1,265        14,092
First Busey Corp. (b)..........        456         8,317
First Citizens Bancshares, Inc.
  (Class A)....................         97        14,822
First Commonwealth Financial
  Corp. (b)....................      1,297        16,057
First Community Bancshares,
  Inc. (b).....................        161         5,614
First Financial Bancorp (b)....        622         7,707
First Financial Bankshares,
  Inc. (b).....................        291        16,066
First Financial Corp. (b)......        167         6,845
First Horizon National Corp.
  (b)..........................      3,408        36,028
First Merchants Corp. (b)......        371         8,240
First Midwest Bancorp, Inc.
  (b)..........................        796        15,896
FirstMerit Corp. (b)...........      1,221        25,140
Frontier Financial Corp. (b)...        771         3,362
Fulton Financial Corp. (b).....      2,881        27,715
Glacier Bancorp, Inc. (b)......        976        18,563
Guaranty Bancorp (a)(b)........        829         1,658
Hancock Holding Co. (b)........        435        19,775
Hanmi Financial Corp. (b)......        720         1,483
Harleysville National Corp.
  (b)..........................        663         9,574
Home Bancshares, Inc. (b)......        260         7,007
IBERIABANK Corp. (b)...........        238        11,424
Independent Bank Corp.-
  Massachusetts (b)............        262         6,854
Independent Bank Corp.-
  Michigan (b).................        340           734
International Bancshares Corp.
  (b)..........................        885        19,319
Investors Bancorp, Inc. (a)....        733         9,844
MB Financial, Inc. (b).........        581        16,239
Midwest Banc Holdings, Inc.
  (b)..........................        383           536
Nara Bancorp, Inc. (b).........        382         3,755
National Penn Bancshares, Inc.
  (b)..........................      1,302        18,892
NBT Bancorp, Inc. (b)..........        527        14,735
Northfield Bancorp, Inc. ......        329         3,701
Old National Bancorp (b).......      1,088        19,758
Old Second Bancorp, Inc. (b)...        216         2,506
Oriental Financial Group (b)...        365         2,208
Pacific Capital Bancorp (b)....        761        12,846
PacWest Bancorp (b)............        429        11,540
Park National Corp. (b)........        184        13,202
Pinnacle Financial Partners,
  Inc. (a)(b)..................        368        10,970
Popular, Inc. (b)..............      4,147        21,398
PrivateBancorp, Inc. (b).......        510        16,555
Prosperity Bancshares, Inc.
  (b)..........................        752        22,252
Provident Bankshares Corp.
  (b)..........................        586         5,661
Renasant Corp. (b).............        341         5,807
Republic Bancorp, Inc.-
  Kentucky (b).................        164         4,461
S&T Bancorp, Inc. (b)..........        447        15,868
S.Y. Bancorp, Inc. (b).........        192         5,280
Sandy Spring Bancorp, Inc.
  (b)..........................        290         6,331
Santander Bancorp (b)..........         86         1,074
Seacoast Banking Corp. of
  Florida(b)...................        237         1,564
Signature Bank (a)(b)..........        556        15,952
Simmons First National
  Corp.(b).....................        206         6,071
South Financial Group, Inc.
  (b)..........................      1,194         5,158
Sterling Bancorp (b)...........        321         4,504
Sterling Bancshares, Inc. (b)..      1,210         7,357
Sterling Financial
  Corp. -- Washington (b)......        840         7,392
Suffolk Bancorp (b)............        154         5,533
Sun Bancorp, Inc. (a)..........        302         2,262
Susquehanna Bancshares, Inc.
  (b)..........................      1,403        22,322
SVB Financial Group (a)(b).....        528        13,849
TCF Financial Corp. (b)........      2,056        28,085
Texas Capital Bancshares, Inc.
  (a)..........................        456         6,092
The Colonial BancGroup, Inc.
  (b)..........................      3,295         6,821
Tompkins Trustco, Inc. (b).....        131         7,591
TowneBank (b)..................        396         9,817
Trico Bancshares (b)...........        242         6,043
Trustmark Corp. (b)............        827        17,855
UCBH Holdings, Inc. (b)........      1,831        12,597
UMB Financial Corp. ...........        513        25,209
Umpqua Holdings Corp. (b)......        983        14,224
United Bankshares, Inc. (b)....        706        23,453
United Community Banks, Inc.
  (b)..........................        790        10,729
Valley National Bancorp (b)....      2,176        44,064
W Holding Co, Inc. (b).........         39           402
Washington Trust Bancorp, Inc.
  (b)..........................        186         3,673
Webster Financial Corp. (b)....        858        11,823
WesBanco, Inc. (b).............        429        11,673
West Coast Bancorp (b).........        237         1,562
Westamerica Bancorp (b)........        474        24,245
Western Alliance Bancorp
  (a)(b).......................        383         3,864
Whitney Holding Corp. (b)......      1,072        17,141
Wilmington Trust Corp. (b).....      1,119        24,887
Wintrust Financial Corp. (b)...        383         7,878
                                             -----------
                                               1,293,339
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.1%
ABM Industries, Inc. (b).......        741        14,116
ACCO Brands Corp. (a)(b).......        884         3,050
American Ecology Corp. ........        258         5,219
American Reprographics Co.
  (a)..........................        648         4,471
ATC Technology Corp. (a)(b)....        339         4,960
Bowne & Co., Inc. (b)..........        450         2,646
Cenveo, Inc. (a)(b)............        816         3,631
Clean Harbors, Inc. (a)........        329        20,872
Comfort Systems USA, Inc. .....        641         6,833
Consolidated Graphics, Inc.
  (a)(b).......................        161         3,645
Courier Corp. (b)..............        175         3,132
Deluxe Corp. (b)...............        841        12,581
EnergySolutions, Inc. (b)......      1,115         6,300
EnerNOC, Inc. (a)(b)...........        168         1,250
Ennis, Inc. ...................        410         4,965
Fuel Tech, Inc. (a)(b).........        306         3,240
G & K Services, Inc. (Class A)
  (b)..........................        326         6,592
GeoEye, Inc. (a)(b)............        290         5,577
Healthcare Services Group, Inc.
  (b)..........................        635        10,116
Herman Miller, Inc. (b)........        909        11,844
HNI Corp. (b)..................        546         8,649
Innerworkings, Inc. (a)(b).....        459         3,006
Interface, Inc. (Class A) (b)..        873         4,051
Kimball International, Inc.
  (Class B) (b)................        403         3,470
Knoll, Inc. ...................        793         7,153
M&F Worldwide Corp. (a)(b).....        204         3,152
McGrath Rentcorp...............        352         7,519
Metalico, Inc. (a)(b)..........        429           665
Mine Safety Appliances Co.
  (b)..........................        517        12,361
Mobile Mini, Inc. (a)(b).......        560         8,075
Rollins, Inc. (b)..............        845        15,278
Schawk, Inc. (b)...............        216         2,475
Standard Parking Corp. (a)(b)..        144         2,785
Steelcase, Inc. (Class A) (b)..      1,092         6,137
Sykes Enterprises, Inc. (a)....        561        10,726
Team, Inc. (a)(b)..............        299         8,282


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Tetra Tech, Inc. (a)(b)........        971   $    23,450
The Brink's Co. ...............        664        17,848
The Geo Group, Inc. (a)(b).....        830        14,965
United Stationers, Inc.
  (a)(b).......................        379        12,693
Viad Corp. ....................        308         7,620
Waste Connections, Inc. (a)....      1,277        40,315
                                             -----------
                                                 355,715
                                             -----------
COMMUNICATIONS EQUIPMENT -- 2.3%
3Com Corp. (a)(b)..............      6,552        14,939
Acme Packet, Inc. (a)(b).......        531         2,793
ADC Telecommunications, Inc.
  (a)(b).......................      1,997        10,924
Adtran, Inc. (b)...............        981        14,597
Airvana, Inc. (a)(b)...........        557         3,409
Arris Group, Inc. (a)(b).......      1,931        15,351
Aruba Networks, Inc. (a)(b)....      1,148         2,927
Avocent Corp. (a)(b)...........        762        13,647
Bel Fuse, Inc. (Class B).......        185         3,922
BigBand Networks, Inc. (a).....        662         3,654
Black Box Corp. (b)............        279         7,287
Blue Coat Systems, Inc.
  (a)(b).......................        622         5,225
Brocade Communications Systems,
  Inc. (a).....................      6,061        16,971
CIENA Corp. (a)(b).............      1,473         9,869
CommScope, Inc. (a)(b).........      1,141        17,731
Comtech Telecommunications
  Corp. (a)(b).................        394        18,053
Emulex Corp. (a)...............      1,373         9,583
Extreme Networks, Inc. (a)(b)..      2,102         4,919
F5 Networks, Inc. (a)(b).......      1,314        30,038
Finisar Corp. (a)(b)...........      6,797         2,583
Harmonic, Inc. (a)(b)..........      1,529         8,578
Harris Stratex Networks, Inc.
  (a)(b).......................        363         1,873
Hughes Communications, Inc.
  (a)(b).......................        140         2,232
Infinera Corp. (a)(b)..........      1,492        13,368
InterDigital, Inc. (a).........        686        18,865
Ixia (a)(b)....................        601         3,474
Loral Space & Communications,
  Ltd. (a)(b)..................        196         2,848
Netgear, Inc. (a)(b)...........        575         6,561
Neutral Tandem, Inc. (a).......        339         5,499
OpNext, Inc. (a)(b)............        332           581
Plantronics, Inc. .............        794        10,481
Polycom, Inc. (a)..............      1,324        17,887
Powerwave Technologies, Inc.
  (a)(b).......................      2,134         1,067
Riverbed Technology, Inc.
  (a)(b).......................        879        10,012
ShoreTel, Inc. (a).............        314         1,410
Sonus Networks, Inc. (a)(b)....      4,417         6,979
Starent Networks Corp. (a)(b)..        520         6,204
Sycamore Networks, Inc.
  (a)(b).......................      3,134         8,430
Tekelec (a)(b).................        931        12,419
Tellabs, Inc. (a)..............      5,826        24,003
Utstarcom, Inc. (a)(b).........      1,589         2,940
ViaSat, Inc. (a)(b)............        468        11,269
                                             -----------
                                                 385,402
                                             -----------
COMPUTERS & PERIPHERALS -- 0.8%
3PAR, Inc. (a).................        479         3,674
Adaptec, Inc. (a)(b)...........      1,729         5,706
Avid Technology, Inc. (a)(b)...        487         5,313
Data Domain, Inc. (a)(b).......        575        10,810
Diebold, Inc. .................      1,090        30,618
Electronics for Imaging, Inc.
  (a)..........................        855         8,174
Hutchinson Technology, Inc.
  (a)(b).......................        385         1,340
Hypercom Corp. (a).............        810           875
Imation Corp. (b)..............        511         6,934
Intermec, Inc. (a)(b)..........        782        10,385
Isilon Systems, Inc. (a).......        393         1,293
Novatel Wireless, Inc. (a)(b)..        508         2,357
Palm, Inc. (a)(b)..............      1,636         5,023
QLogic Corp. (a)...............      2,051        27,566
Quantum Corp. (a)(b)...........      3,454         1,243
Rackable Systems, Inc. (a)(b)..        476         1,875
STEC, Inc. (a)(b)..............        419         1,785
Stratasys, Inc. (a)(b).........        348         3,741
Synaptics, Inc. (a)(b).........        574         9,505
                                             -----------
                                                 138,217
                                             -----------
CONSTRUCTION & ENGINEERING -- 0.8%
Aecom Technology Corp. (a)(b)..      1,251        38,443
Dycom Industries, Inc. (a).....        659         5,417
EMCOR Group, Inc. (a)..........      1,079        24,202
Furmanite Corp. (a)(b).........        595         3,207
Granite Construction, Inc.
  (b)..........................        531        23,327
Great Lakes Dredge & Dock Corp.
  (b)..........................        712         2,955
Insituform Technologies, Inc.
  (a)(b).......................        456         8,979
Layne Christensen Co. (a)(b)...        309         7,419
Mastec, Inc. (a)...............        778         9,009
Northwest Pipe Co. (a)(b)......        145         6,179
Perini Corp. (a)(b)............        456        10,661
Pike Electric Corp. (a)........        287         3,530
                                             -----------
                                                 143,328
                                             -----------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (b)......        716        13,181
Headwaters, Inc. (a)(b)........        693         4,678
Texas Industries, Inc. (b).....        442        15,249
                                             -----------
                                                  33,108
                                             -----------
CONSUMER FINANCE -- 0.4%
Advance America Cash Advance
  Centers, Inc. ...............        837         1,582
Advanta Corp. (Class B) (b)....        668         1,396
AmeriCredit Corp. (a)(b).......      1,874        14,317
Cardtronics, Inc. (a)..........        237           306
Cash America International,
  Inc. ........................        494        13,511
CompuCredit Corp. (a)(b).......        507         2,804
Credit Acceptance Corp.
  (a)(b).......................         34           466
Dollar Financial Corp. (a)(b)..        424         4,367
Ezcorp, Inc. (a)...............        636         9,673
First Cash Financial Services,
  Inc. (a)(b)..................        418         7,967
Nelnet, Inc. (b)...............        463         6,635
The First Marblehead Corp.
  (a)(b).......................      1,047         1,351
The Student Loan Corp. ........         64         2,624
World Acceptance Corp. (a)(b)..        244         4,821
                                             -----------
                                                  71,820
                                             -----------
CONTAINERS & PACKAGING -- 0.8%
Aptargroup, Inc. ..............      1,031        36,333
Boise, Inc. (a)(b).............        484           208
Graphic Packaging Holding Co.
  (a)(b).......................      1,305         1,488
Greif, Inc. (Class A)..........        500        16,715
Myers Industries, Inc. ........        452         3,616
Packaging Corp. of America
  (b)..........................      1,714        23,070
Rock-Tenn Co. (b)..............        622        21,260
Silgan Holdings, Inc. .........        419        20,032


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Smurfit-Stone Container Corp.
  (a)..........................      4,162   $     1,061
Temple-Inland, Inc. (b)........      1,461         7,013
                                             -----------
                                                 130,796
                                             -----------
DISTRIBUTORS -- 0.2%
Audiovox Corp. (Class A)
  (a)(b).......................        286         1,433
LKQ Corp. (a)(b)...............      2,273        26,503
                                             -----------
                                                  27,936
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 1.5%
American Public Education, Inc.
  (a)..........................        214         7,959
Brink's Home Security Holdings,
  Inc. (a).....................        664        14,555
Capella Education Co. (a)(b)...        233        13,691
Career Education Corp. (a)(b)..      1,485        26,641
Coinstar, Inc. (a)(b)..........        423         8,253
Corinthian Colleges, Inc. (a)..      1,389        22,738
Grand Canyon Education, Inc.
  (a)..........................        171         3,211
Hillenbrand, Inc. .............      1,011        16,864
Jackson Hewitt Tax Service,
  Inc. (b).....................        415         6,511
Lincoln Educational Services
  Corp. (a)(b).................         40           530
Matthews International Corp.
  (Class A)....................        506        18,560
Pre-Paid Legal Services, Inc.
  (a)(b).......................        134         4,997
Regis Corp. ...................        699        10,156
Service Corp. International
  (b)..........................      4,262        21,182
Sotheby's (b)..................      1,096         9,743
Steiner Leisure, Ltd. (a)(b)...        220         6,494
Stewart Enterprises, Inc.
  (Class A) (b)................      1,365         4,109
Strayer Education, Inc. (b)....        230        49,314
thinkorswim Group, Inc.
  (a)(b).......................        772         4,339
Universal Technical Institute,
  Inc. (a)(b)..................        357         6,130
                                             -----------
                                                 255,977
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Asset Acceptance Capital Corp.
  (a)(b).......................        225         1,150
Financial Federal Corp. (b)....        415         9,657
Interactive Brokers Group, Inc.
  (Class A) (a)(b).............        657        11,754
KKR Financial Holdings LLC
  (b)..........................      2,442         3,858
MarketAxess Holdings, Inc.
  (a)..........................        452         3,688
MSCI, Inc. (Class A) (a)(b)....      1,158        20,566
NewStar Financial, Inc.
  (a)(b).......................        386         1,540
PHH Corp. (a)(b)...............        886        11,279
Pico Holdings, Inc. (a)(b).....        267         7,097
Portfolio Recovery Associates,
  Inc. (a)(b)..................        247         8,359
Resource America, Inc. ........        237           948
                                             -----------
                                                  79,896
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Alaska Communications Systems
  Group, Inc. (b)..............        741         6,951
Atlantic Tele-Network, Inc. ...        155         4,115
Cbeyond, Inc. (a)(b)...........        398         6,360
Cincinnati Bell, Inc. (a)(b)...      3,949         7,622
Cogent Communications Group,
  Inc. (a)(b)..................        715         4,669
Consolidated Communications
  Holdings, Inc. (b)...........        372         4,419
FairPoint Communications, Inc.
  (b)..........................      1,452         4,763
General Communication, Inc.
  (Class A) (a)................        621         5,024
Global Crossing, Ltd. (a)(b)...        425         3,374
Globalstar, Inc. (a)(b)........      1,146           229
Iowa Telecommunications
  Services, Inc. (b)...........        517         7,383
NTELOS Holdings Corp. .........        475        11,713
PAETEC Holding Corp. (a).......      2,055         2,959
Premiere Global Services, Inc.
  (a)(b).......................        921         7,930
Shenandoah Telecommunications
  Co. (b)......................        384        10,771
SureWest Communications (b)....        249         2,844
tw telecom, Inc. (a)(b)........      2,406        20,379
Vonage Holdings Corp. (a)(b)...      1,323           873
                                             -----------
                                                 112,378
                                             -----------
ELECTRIC UTILITIES -- 1.9%
ALLETE, Inc. (b)...............        419        13,521
Brookfield Infrastructure
  Partners LP (b)..............        349         3,909
Cleco Corp. (b)................        991        22,625
El Paso Electric Co. (a)(b)....        710        12,844
Empire District Electric Co. ..        561         9,874
Great Plains Energy, Inc. .....      1,900        36,727
Hawaiian Electric Industries,
  Inc. (b).....................      1,487        32,922
IDACORP, Inc. .................        745        21,940
ITC Holdings Corp. (b).........        820        35,818
MGE Energy, Inc. ..............        363        11,979
NV Energy, Inc. ...............      3,763        37,216
Portland General Electric
  Co. .........................      1,038        20,210
UIL Holdings Corp. (b).........        378        11,351
Unisource Energy Corp. (b).....        570        16,735
Westar Energy, Inc. ...........      1,740        35,687
                                             -----------
                                                 323,358
                                             -----------
ELECTRICAL EQUIPMENT -- 1.6%
A.O. Smith Corp. (b)...........        341        10,066
Acuity Brands, Inc. (b)........        663        23,145
Advanced Battery Technologies,
  Inc. (a)(b)..................        653         1,737
American Superconductor Corp.
  (a)(b).......................        667        10,879
AZZ, Inc. (a)(b)...............        198         4,970
Baldor Electric Co. (b)........        682        12,174
Belden CDT, Inc. (b)...........        715        14,929
Brady Corp. (Class A) (b)......        800        19,160
Encore Wire Corp. (b)..........        308         5,840
Ener1, Inc. (a)(b).............        913         6,528
Energy Conversion Devices, Inc.
  (a)(b).......................        735        18,529
EnerSys (a)(b).................        691         7,601
Evergreen Solar, Inc. (a)(b)...      2,471         7,882
Franklin Electric Co., Inc.
  (b)..........................        291         8,180
FuelCell Energy, Inc. (a)(b)...      1,028         3,989
General Cable Corp. (a)(b).....        861        15,231
GrafTech International, Ltd.
  (a)(b).......................      1,951        16,232
GT Solar International, Inc.
  (a)(b).......................        490         1,416
II-VI, Inc. (a)(b).............        409         7,808
Orion Energy Systems, Inc.
  (a)(b).......................        366         1,980
Plug Power, Inc. (a)(b)........      1,164         1,187
Polypore International, Inc.
  (a)..........................        307         2,321
Powell Industries, Inc. (a)....        124         3,598
Power-One, Inc. (a)(b).........      1,266         1,507
Regal-Beloit Corp. (b).........        535        20,325
Thomas & Betts Corp. (a).......        892        21,426
Valence Technology, Inc.
  (a)(b).......................        985         1,793
Vicor Corp. (b)................        288         1,904
Woodward Governor Co. .........        954        21,961
                                             -----------
                                                 274,298
                                             -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.5%
Agilysys, Inc. (b).............        367   $     1,574
Anixter International, Inc.
  (a)(b).......................        499        15,030
AVX Corp. (b)..................        834         6,622
Benchmark Electronics, Inc.
  (a)..........................      1,095        13,983
Brightpoint, Inc. (a)(b).......        856         3,724
Checkpoint Systems, Inc. (a)...        652         6,416
Cogent, Inc. (a)(b)............        641         8,698
Cognex Corp. ..................        619         9,161
Coherent, Inc. (a)(b)..........        362         7,769
CTS Corp. (b)..................        549         3,025
Daktronics, Inc. (b)...........        617         5,775
DTS Inc. (a)(b)................        296         5,432
Echelon Corp. (a)(b)...........        540         4,401
Electro Scientific Industries,
  Inc. (a)(b)..................        424         2,879
FARO Technologies, Inc.
  (a)(b).......................        243         4,097
ICx Technologies, Inc. (a)(b)..        197         1,558
Insight Enterprises, Inc.
  (a)(b).......................        764         5,272
IPG Photonics Corp. (a)(b).....        386         5,087
KEMET Corp. (a)(b).............      1,282           346
L-1 Identity Solutions, Inc.
  (a)(b).......................      1,167         7,866
Littelfuse, Inc. (a)(b)........        351         5,827
Measurement Specialties, Inc.
  (a)..........................        252         1,751
Methode Electronics, Inc.
  (Class A)....................        610         4,111
MTS Systems Corp. .............        282         7,512
Multi-Fineline Electronix, Inc.
  (a)(b).......................        148         1,730
National Instruments Corp. ....        940        22,898
Newport Corp. (a)(b)...........        599         4,061
OSI Systems, Inc. (a)(b).......        266         3,684
Park Electrochemical Corp.
  (b)..........................        309         5,859
Plexus Corp. (a)(b)............        641        10,865
Rofin-Sinar Technologies, Inc.
  (a)(b).......................        480         9,878
Rogers Corp. (a)(b)............        291         8,081
Sanmina-SCI Corp. (a)(b).......      8,720         4,098
Scansource, Inc. (a)(b)........        425         8,190
Smart Modular Technologies
  (WWH), Inc. (a)..............        591           910
SYNNEX Corp. (a)(b)............        284         3,218
Tech Data Corp. (a)............        797        14,219
Technitrol, Inc. (b)...........        666         2,318
TTM Technologies, Inc. (a)(b)..        671         3,496
Universal Display Corp.
  (a)(b).......................        528         4,990
Vishay Intertechnology, Inc.
  (a)..........................      2,762         9,446
                                             -----------
                                                 255,857
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 1.9%
Allis-Chalmers Energy, Inc.
  (a)(b).......................        465         2,558
Atwood Oceanics, Inc. (a)(b)...        909        13,890
Basic Energy Services, Inc.
  (a)(b).......................        386         5,034
Bristow Group, Inc. (a)(b).....        449        12,029
Bronco Drilling Co., Inc.
  (a)(b).......................        471         3,043
Cal Dive International, Inc.
  (a)(b).......................        639         4,160
CARBO Ceramics, Inc. (b).......        359        12,755
Complete Production Services,
  Inc. (a)(b)..................        796         6,487
Dawson Geophysical Co. (a)(b)..        117         2,084
Dresser-Rand Group, Inc. (a)...      1,369        23,615
Dril-Quip, Inc. (a)(b).........        511        10,481
ENGlobal Corp. (a)(b)..........        293           952
Exterran Partners LP...........        167         1,875
Global Industries, Ltd.
  (a)(b).......................      1,407         4,910
Gulf Island Fabrication, Inc.
  (b)..........................        199         2,868
Gulfmark Offshore, Inc.
  (a)(b).......................        365         8,683
Helix Energy Solutions Group,
  Inc. (a).....................      1,363         9,868
Hercules Offshore, Inc.
  (a)(b).......................      1,436         6,821
Hornbeck Offshore Services,
  Inc. (a).....................        388         6,340
ION Geophysical Corp. (a)(b)...      1,368         4,692
Key Energy Services, Inc. (a)..      2,035         8,974
Lufkin Industries, Inc. (b)....        237         8,177
Matrix Service Co. (a)(b)......        432         3,313
NATCO Group, Inc. (a)(b).......        327         4,964
Newpark Resources, Inc. (a)....      1,445         5,347
Oceaneering International, Inc.
  (a)(b).......................        900        26,226
Oil States International, Inc.
  (a)..........................        834        15,588
Parker Drilling Co. (a)........      1,806         5,237
PHI, Inc. (a)(b)...............        224         3,138
Pioneer Drilling Co. (a)(b)....        815         4,540
Precision Drilling Trust (b)...        504         4,227
RPC, Inc. (b)..................        528         5,153
SEACOR Holdings, Inc. (a)(b)...        319        21,261
Superior Well Services, Inc.
  (a)(b).......................        239         2,390
T-3 Energy Services, Inc. (a)..        202         1,907
Tesco Corp. (a)................        451         3,220
Tetra Technologies, Inc.
  (a)(b).......................      1,201         5,837
Tidewater, Inc. (b)............        829        33,384
Trico Marine Services, Inc.
  (a)(b).......................        211           943
Unit Corp. (a).................        770        20,574
                                             -----------
                                                 327,545
                                             -----------
FOOD & STAPLES RETAILING -- 0.9%
Arden Group, Inc. (Class
  A)(b)........................         19         2,394
BJ'S Wholesale Club, Inc.
  (a)(b).......................        991        33,952
Casey's General Stores, Inc.
  (b)..........................        830        18,899
Great Atlantic & Pacific Tea
  Co. (a)(b)...................        571         3,580
Ingles Markets, Inc. (b).......        191         3,360
Nash Finch Co. (b).............        209         9,382
Pantry, Inc. (a)...............        384         8,237
Pricesmart, Inc. (b)...........        236         4,876
Rite Aid Corp. (a)(b)..........      9,405         2,916
Ruddick Corp.(b)...............        701        19,383
Spartan Stores, Inc. (b).......        358         8,323
The Andersons, Inc. (b)........        292         4,812
United Natural Foods, Inc.
  (a)(b).......................        635        11,316
Weis Markets, Inc. (b).........        196         6,591
Winn-Dixie Stores, Inc.
  (a)(b).......................        885        14,248
                                             -----------
                                                 152,269
                                             -----------
FOOD PRODUCTS -- 2.2%
Alico, Inc. (b)................         58         2,377
American Italian Pasta Co.
  (a)..........................        318         7,104
B&G Foods, Inc. (b)............        577         3,116
Cal-Maine Foods, Inc. (b)......        184         5,281
Chiquita Brands International,
  Inc. (a)(b)..................        698        10,316
Corn Products International,
  Inc. (b).....................      1,222        35,255
Darling International, Inc.
  (a)(b).......................      1,324         7,269
Del Monte Foods Co. ...........      3,302        23,576
Farmer Brothers Co. (b)........         98         2,444
Flowers Foods, Inc. ...........      1,399        34,080
Fresh Del Monte Produce, Inc.
  (a)..........................        770        17,263
Green Mountain Coffee Roasters,
  Inc. (a)(b)..................        295        11,417
Hain Celestial Group, Inc.
  (a)(b).......................        641        12,237
J&J Snack Foods Corp. .........        226         8,109
Lancaster Colony Corp. ........        336        11,525
Lance, Inc. (b)................        512        11,745


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Ralcorp Holdings, Inc. (a).....        927   $    54,137
Reddy Ice Holdings, Inc. (b)...        337           485
Sanderson Farms, Inc. (b)......        286         9,884
The J.M. Smucker Co. ..........      1,915        83,034
Tootsie Roll Industries,
  Inc. ........................        361         9,245
TreeHouse Foods, Inc. (a)(b)...        504        13,729
                                             -----------
                                                 373,628
                                             -----------
GAS UTILITIES -- 2.1%
AGL Resources, Inc. (b)........      1,232        38,623
Amerigas Partners LP (b).......        530        14,909
Atmos Energy Corp. ............      1,496        35,455
Ferrellgas Partners LP.........        645         9,456
Laclede Group, Inc. ...........        331        15,504
New Jersey Resources Corp. ....        679        26,719
Nicor, Inc. (b)................        746        25,916
Northwest Natural Gas Co. (b)..        436        19,284
Piedmont Natural Gas Co., Inc.
  (b)..........................      1,143        36,199
South Jersey Industries, Inc.
  (b)..........................        481        19,168
Southwest Gas Corp. ...........        720        18,158
Spectra Energy Partners LP.....        255         5,044
Suburban Propane Partners LP
  (b)..........................        535        18,966
UGI Corp. .....................      1,738        42,442
WGL Holdings, Inc. (b).........        813        26,577
                                             -----------
                                                 352,420
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.8%
Abaxis, Inc. (a)(b)............        354         5,675
ABIOMED, Inc. (a)(b)...........        553         9,080
Accuray, Inc. (a)(b)...........        625         3,225
Advanced Medical Optics, Inc.
  (a)(b).......................        983         6,498
Align Technology, Inc. (a)(b)..        987         8,636
American Medical Systems
  Holdings, Inc. (a)(b)........      1,181        10,617
Analogic Corp. (b).............        217         5,920
Arthrocare Corp. (a)(b)........        431         2,056
Conceptus, Inc. (a)(b).........        361         5,494
CONMED Corp. (a)(b)............        463        11,084
CryoLife, Inc. (a).............        417         4,049
Cyberonics, Inc. (a)(b)........        372         6,164
Datascope Corp. (b)............        222        11,597
Edwards Lifesciences Corp.
  (a)(b).......................        913        50,169
ev3, Inc. (a)(b)...............      1,040         6,344
Gen-Probe, Inc. (a)............        891        38,171
Greatbatch, Inc. (a)(b)........        380        10,055
Haemonetics Corp. (a)(b).......        420        23,730
Hill-Rom Holdings, Inc. (b)....      1,011        16,641
I-Flow Corp. (a)(b)............        400         1,920
ICU Medical, Inc. (a)(b).......        217         7,191
Immucor, Inc. (a)..............      1,123        29,849
Insulet Corp. (a)(b)...........        335         2,586
Integra LifeSciences Holdings
  Corp. (a)(b).................        338        12,023
Invacare Corp. (b).............        526         8,164
Inverness Medical Innovations,
  Inc. (a)(b)..................      1,258        23,789
Kensey Nash Corp. (a)(b).......        138         2,679
Masimo Corp. (a)(b)............        767        22,880
Mentor Corp. (b)...............        555        17,166
Meridian Bioscience, Inc. (b)..        652        16,606
Merit Medical Systems, Inc.
  (a)..........................        469         8,409
Natus Medical, Inc. (a)........        439         5,685
NuVasive, Inc. (a)(b)..........        580        20,097
OraSure Technologies, Inc.
  (a)(b).......................        892         3,283
Orthofix International N.V.
  (a)(b).......................        277         4,246
Palomar Medical Technologies,
  Inc. (a).....................        310         3,574
Quidel Corp. (a)...............        490         6,404
ResMed, Inc. (a)(b)............      1,222        45,801
RTI Biologics, Inc. (a)(b).....        784         2,164
Sirona Dental Systems, Inc.
  (a)(b).......................        280         2,940
SonoSite, Inc. (a).............        279         5,323
STERIS Corp. ..................        981        23,436
SurModics, Inc. (a)(b).........        257         6,494
Symmetry Medical, Inc. (a).....        536         4,272
Teleflex, Inc. (b).............        649        32,515
The Cooper Cos., Inc. (b)......        735        12,054
Thoratec Corp. (a)(b)..........        915        29,728
TomoTherapy, Inc. (a)(b).......        892         2,123
Trans1, Inc. (a)(b)............        152         1,096
Volcano Corp. (a)(b)...........        531         7,965
West Pharmaceutical Services,
  Inc. (b).....................        535        20,207
Wright Medical Group, Inc.
  (a)(b).......................        616        12,585
Zoll Medical Corp. (a)(b)......        340         6,423
                                             -----------
                                                 646,882
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.0%
Air Methods Corp. (a)(b).......        177         2,830
Alliance Imaging, Inc. (a).....        458         3,650
Amedisys, Inc. (a)(b)..........        437        18,066
AMERIGROUP Corp. (a)...........        847        25,003
AMN Healthcare Services, Inc.
  (a)(b).......................        548         4,636
AmSurg Corp. (a)(b)............        530        12,370
Assisted Living Concepts, Inc.
  (a)(b).......................        884         3,669
athenahealth, Inc. (a)(b)......        345        12,979
Brookdale Senior Living, Inc.
  (b)..........................        666         3,716
CardioNet, Inc. (a)............        354         8,726
Centene Corp. (a)..............        732        14,428
Chemed Corp. ..................        374        14,874
Corvel Corp. (a)(b)............        132         2,901
Cross Country Healthcare, Inc.
  (a)(b).......................        457         4,017
Emeritus Corp. (a)(b)..........        330         3,310
Genoptix, Inc. (a)(b)..........        157         5,351
Gentiva Health Services, Inc.
  (a)..........................        460        13,460
Hanger Orthopedic Group, Inc.
  (a)(b).......................        575         8,343
Health Management Associates,
  Inc. (Class A) (a)(b)........      3,971         7,108
HealthExtras, Inc. (a).........        554        13,490
Healthsouth Corp. (a)(b).......      1,452        15,914
Healthspring, Inc. (a)(b)......        866        17,294
Healthways, Inc. (a)(b)........        557         6,394
HMS Holdings Corp. (a)(b)......        396        12,482
inVentiv Health, Inc. (a)......        534         6,162
IPC The Hospitalist Co.
  (a)(b).......................        181         3,046
Kindred Healthcare, Inc. (a)...        520         6,770
Landauer, Inc. ................        152        11,142
LHC Group, Inc. (a)(b).........        235         8,460
LifePoint Hospitals, Inc.
  (a)(b).......................        848        19,368
Magellan Health Services, Inc.
  (a)(b).......................        635        24,867
Medcath Corp. (a)(b)...........        260         2,714
Molina Healthcare, Inc.
  (a)(b).......................        221         3,892
MWI Veterinary Supply, Inc.
  (a)(b).......................        197         5,311
National Healthcare Corp. (b)..        145         7,343
Nighthawk Radiology Holdings,
  Inc. (a)(b)..................        383         1,861
Odyssey Healthcare, Inc. (a)...        586         5,421
Owens & Minor, Inc. (b)........        677        25,489


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Pediatrix Medical Group, Inc.
  (a)..........................        729   $    23,109
PharMerica Corp. (a)(b)........        458         7,177
PSS World Medical, Inc.
  (a)(b).......................        962        18,105
Psychiatric Solutions, Inc.
  (a)(b).......................        854        23,784
RehabCare Group, Inc. (a)......        305         4,624
Res-Care, Inc. (a).............        440         6,609
Skilled Healthcare Group, Inc.
  (Class A) (a)(b).............        310         2,616
Sun Healthcare Group, Inc.
  (a)..........................        650         5,753
Sunrise Assisted Living, Inc.
  (a)(b).......................        722         1,213
Tenet Healthcare Corp. (a)(b)..      7,723         8,881
Triple-S Management Corp.
  (Class B) (a)(b).............        297         3,416
Universal American Financial
  Corp. (a)(b).................        679         5,989
VCA Antech, Inc. (a)(b)........      1,332        26,480
Virtual Radiologic Corp.
  (a)(b).......................        117           992
WellCare Health Plans, Inc.
  (a)(b).......................        691         8,886
                                             -----------
                                                 514,491
                                             -----------
HEALTH CARE TECHNOLOGY -- 0.4%
Allscripts-Misys Healthcare
  Solutions, Inc. (b)..........        934         9,265
Eclipsys Corp. (a)(b)..........        887        12,587
HLTH Corp. (a)(b)..............      1,562        16,338
MedAssets, Inc. (a)(b).........        475         6,935
Omnicell, Inc. (a)(b)..........        539         6,581
Phase Forward, Inc. (a)........        696         8,714
                                             -----------
                                                  60,420
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 2.5%
AFC Enterprises, Inc. (a)(b)...        430         2,017
Ambassadors Group, Inc. (b)....        309         2,843
Ameristar Casinos, Inc. (b)....        371         3,205
Bally Technologies, Inc.
  (a)(b).......................        920        22,108
BJ's Restaurants, Inc. (a)(b)..        286         3,080
Bob Evans Farms, Inc. (b)......        502        10,256
Boyd Gaming Corp. (b)..........        943         4,460
Brinker International, Inc. ...      1,651        17,402
Buffalo Wild Wings, Inc.
  (a)(b).......................        268         6,874
California Pizza Kitchen, Inc.
  (a)..........................        410         4,395
CEC Entertainment, Inc.
  (a)(b).......................        351         8,512
Cedar Fair LP (b)..............        858        10,751
Chipotle Mexican Grill, Inc.
  (a)(b).......................        531        32,911
Choice Hotels International,
  Inc. (b).....................        535        16,082
Churchill Downs, Inc. .........        165         6,669
CKE Restaurants, Inc. (b)......        800         6,944
Cracker Barrel Old Country
  Store, Inc. .................        357         7,351
DineEquity, Inc. (b)...........        249         2,878
Domino's Pizza, Inc. (a).......        686         3,231
Gaylord Entertainment Co.
  (a)(b).......................        670         7,263
Great Wolf Resorts, Inc.
  (a)(b).......................        482           742
International Speedway Corp.
  (Class A)....................        528        15,169
Interval Leisure Group, Inc.
  (a)..........................        636         3,428
Isle of Capri Casinos, Inc.
  (a)(b).......................        301           963
Jack in the Box, Inc. (a)(b)...        926        20,455
Krispy Kreme Doughnuts, Inc.
  (a)(b).......................        890         1,495
Landry's Restaurants, Inc.
  (a)..........................        170         1,972
Life Time Fitness, Inc.
  (a)(b).......................        568         7,356
Marcus Corp. (b)...............        365         5,924
Morgans Hotel Group Co.
  (a)(b).......................        472         2,200
O'Charleys, Inc. (b)...........        333           666
Orient-Express Hotels, Ltd.
  (Class A) (b)................        645         4,941
P F Chang's China Bistro, Inc.
  (a)(b).......................        366         7,664
Panera Bread Co. (Class A)
  (a)(b).......................        500        26,120
Papa John's International, Inc.
  (a)(b).......................        364         6,709
Peet's Coffee & Tea, Inc.
  (a)(b).......................        243         5,650
Pinnacle Entertainment, Inc.
  (a)(b).......................        978         7,511
Red Robin Gourmet Burgers, Inc.
  (a)(b).......................        244         4,107
Ruby Tuesday, Inc. (a)(b)......        874         1,363
Scientific Games Corp. (Class
  A) (a)(b)....................      1,148        20,136
Shuffle Master, Inc. (a)(b)....        867         4,300
Sonic Corp. (a)(b).............        996        12,121
Speedway Motorsports, Inc. ....        233         3,754
Texas Roadhouse, Inc. (Class A)
  (a)(b).......................        862         6,680
The Cheesecake Factory, Inc.
  (a)(b).......................        869         8,777
The Steak n Shake Co. (a)(b)...        478         2,844
Vail Resorts, Inc. (a)(b)......        453        12,050
Wendy's/Arby's Group, Inc.
  (b)..........................      6,390        31,567
WMS Industries, Inc. (a)(b)....        708        19,045
                                             -----------
                                                 424,941
                                             -----------
HOUSEHOLD DURABLES -- 1.4%
American Greetings Corp. (Class
  A) (b).......................        736         5,572
Beazer Homes USA, Inc. (a)(b)..        611           965
Blyth, Inc. (b)................        438         3,434
Brookfield Homes Corp .(b).....        169           730
Centex Corp. ..................      2,017        21,461
Champion Enterprises, Inc.
  (a)(b).......................      1,256           703
CSS Industries, Inc. (b).......        139         2,466
Ethan Allen Interiors, Inc.
  (b)..........................        444         6,380
Furniture Brands International,
  Inc. (b).....................        592         1,308
Harman International
  Industries, Inc. (b).........        949        15,877
Helen of Troy, Ltd. (a)........        484         8,402
Hovnanian Enterprises, Inc.
  (a)(b).......................        962         1,655
iRobot Corp. (a)...............        312         2,817
Jarden Corp. (a)(b)............      1,167        13,421
KB HOME (b)....................      1,236        16,834
La-Z-Boy, Inc. ................        846         1,836
Lennar Corp. (Class A) (b).....      2,271        19,690
M.D.C. Holdings, Inc. .........        587        17,786
M/I Homes, Inc. (b)............        226         2,382
Meritage Homes Corp. (a)(b)....        459         5,586
National Presto Industries,
  Inc. (b).....................         80         6,160
Russ Berrie & Co., Inc.
  (a)(b).......................        200           594
Ryland Group, Inc. (b).........        699        12,351
Sealy Corp. ...................        723         1,815
Skyline Corp. (b)..............        107         2,139
Snap-on, Inc. (b)..............        925        36,426
Standard Pacific Corp. (a)(b)..      2,019         3,594
Tempur-Pedic International,
  Inc. (b).....................      1,157         8,203
Tupperware Brands Corp. (b)....      1,028        23,336
                                             -----------
                                                 243,923
                                             -----------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co. (Class
  A) (a)(b)....................      1,051         6,201
WD-40 Co. (b)..................        247         6,988
                                             -----------
                                                  13,189
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. (b)...        291         9,274
Synthesis Energy Systems, Inc.
  (a)(b).......................        484           329
                                             -----------
                                                   9,603
                                             -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc. ...........        997   $    20,638
Icahn Enterprises LP (b).......        100         2,645
Otter Tail Corp. ..............        505        11,782
Raven Industries, Inc. (b).....        299         7,206
Seaboard Corp. (b).............          6         7,164
Standex International Corp. ...        201         3,988
Tredegar Corp. (b).............        397         7,217
                                             -----------
                                                  60,640
                                             -----------
INSURANCE -- 5.6%
Alleghany Corp. (a)(b).........         99        27,918
Allied World Assurance
  Holdings, Ltd. ..............        571        23,183
AMBAC Financial Group, Inc.
  (b)..........................      4,703         6,114
American Equity Investment Life
  Holding Co. (b)..............        878         6,146
American Financial Group,
  Inc. ........................      1,256        28,737
American National Insurance
  Co. .........................        262        19,317
American Physicians Capital,
  Inc. (b).....................        144         6,926
Amtrust Financial Services,
  Inc. (b).....................        670         7,772
Argo Group International
  Holdings, Ltd. (a)(b)........        502        17,028
Arthur J. Gallagher & Co. .....      1,527        39,565
Aspen Insurance Holdings, Ltd.
  (b)..........................      1,150        27,887
Assured Guaranty, Ltd. ........        963        10,978
Baldwin & Lyons, Inc. (Class B)
  (b)..........................        175         3,183
Castlepoint Holdings, Ltd.
  (b)..........................        577         7,824
CNA Surety Corp. (a)...........        260         4,992
Conseco, Inc. (a)(b)...........      2,989        15,483
Crawford & Co. (a)(b)..........        404         5,874
Delphi Financial Group (b).....        665        12,263
Donegal Group, Inc. (b)........        212         3,555
eHealth, Inc. (a)(b)...........        407         5,405
Employers Holdings, Inc. ......        808        13,332
Endurance Specialty Holdings,
  Ltd. ........................        817        24,943
Enstar Group, Ltd. (a).........        116         6,860
Erie Indemnity Co. (Class A)
  (b)..........................        532        20,019
FBL Financial Group, Inc.
  (Class A) (b)................        207         3,198
First American Corp. ..........      1,336        38,597
Flagstone Reinsurance Holdings,
  Ltd. (b).....................        755         7,376
FPIC Insurance Group, Inc.
  (a)..........................        135         5,910
Greenlight Capital Re, Ltd.
  (a)..........................        484         6,287
Harleysville Group, Inc. (b)...        224         7,780
HCC Insurance Holdings, Inc.
  (b)..........................      1,857        49,675
Hilltop Holdings, Inc. (a)(b)..        825         8,036
Horace Mann Educators Corp. ...        646         5,937
Infinity Property & Casualty
  Corp. .......................        223        10,421
IPC Holdings, Ltd. (b).........        746        22,305
Kansas City Life Insurance Co.
  (b)..........................         73         3,165
Maiden Holdings Ltd. ..........        769         2,407
Max Re Capital, Ltd. (b).......        763        13,505
MBIA, Inc. (a)(b)..............      3,796        15,450
Mercury General Corp. .........        436        20,052
Montpelier Re Holdings, Ltd.
  (b)..........................      1,400        23,506
National Financial Partners
  Corp. (b)....................        640         1,946
National Interstate Corp. (b)..         94         1,680
National Western Life Insurance
  Co. (Class A)................         39         6,598
Navigators Group, Inc. (a)(b)..        220        12,080
Odyssey Re Holdings Corp. (b)..        279        14,455
OneBeacon Insurance Group, Ltd.
  (b)..........................        371         3,873
Platinum Underwriters Holdings,
  Ltd. ........................        765        27,601
Presidential Life Corp. (b)....        362         3,580
ProAssurance Corp. (a)(b)......        491        25,915
Reinsurance Group of America,
  Inc. ........................      1,000        42,820
RLI Corp. .....................        313        19,143
Safety Insurance Group, Inc.
  (b)..........................        263        10,010
Selective Insurance Group,
  Inc. ........................        876        20,087
StanCorp Financial Group, Inc.
  (b)..........................        788        32,915
State Auto Financial Corp.
  (b)..........................        237         7,124
Stewart Information Services
  Corp. .......................        273         6,413
The Hanover Insurance Group,
  Inc. ........................        830        35,665
The Phoenix Cos., Inc. (b).....      1,767         5,778
Tower Group, Inc. (b)..........        348         9,817
United America Indemnity, Ltd.
  (a)..........................        284         3,638
United Fire & Casualty Co.
  (b)..........................        342        10,626
Unitrin, Inc. .................        744        11,859
Validus Holdings, Ltd. ........        528        13,812
Wesco Financial Corp. .........         22         6,334
Zenith National Insurance
  Corp. .......................        610        19,258
                                             -----------
                                                 941,938
                                             -----------
INTERNET & CATALOG RETAIL -- 0.3%
1-800-FLOWERS.COM, Inc. (Class
  A) (a)(b)....................        376         1,436
Blue Nile, Inc. (a)(b).........        254         6,221
Gaiam, Inc. (Class A) (a)(b)...        216           998
HSN, Inc. (a)(b)...............        636         4,624
Netflix, Inc. (a)(b)...........        738        22,059
NutriSystem, Inc. (b)..........        468         6,828
Orbitz Worldwide, Inc. (a)(b)..        599         2,324
Overstock.com, Inc. (a)(b).....        257         2,770
Shutterfly, Inc. (a)(b)........        208         1,454
Stamps.com, Inc. (a)...........        262         2,575
Ticketmaster (a)(b)............        636         4,083
                                             -----------
                                                  55,372
                                             -----------
INTERNET SOFTWARE & SERVICES -- 1.5%
Ariba, Inc. (a)(b).............      1,374         9,907
Art Technology Group, Inc.
  (a)(b).......................      2,091         4,036
Bankrate, Inc. (a)(b)..........        241         9,158
comScore, Inc. (a)(b)..........        267         3,404
Constant Contact, Inc. (a)(b)..        214         2,835
DealerTrack Holdings, Inc.
  (a)(b).......................        647         7,693
Dice Holdings, Inc. (a)(b).....        377         1,538
Digital River, Inc. (a)........        624        15,475
DivX, Inc. (a).................        440         2,301
EarthLink, Inc. (a)(b).........      1,817        12,283
Equinix, Inc. (a)(b)...........        526        27,978
GSI Commerce, Inc. (a)(b)......        339         3,566
Infospace, Inc. (b)............        581         4,387
Internap Network Services Corp.
  (a)(b).......................        787         1,967
Interwoven, Inc. (a)...........        742         9,349
j2 Global Communications, Inc.
  (a)(b).......................        714        14,309
Limelight Networks, Inc.
  (a)(b).......................        632         1,548
LoopNet, Inc. (a)(b)...........        446         3,042
Marchex, Inc. (Class B) (b)....        462         2,693
ModusLink Global Solutions,
  Inc. (a).....................        801         2,315
Move, Inc. (a)(b)..............      2,405         3,848
NIC, Inc. (b)..................        641         2,949
Omniture, Inc. (a)(b)..........      1,162        12,364
Perficient, Inc. (a)(b)........        500         2,390
Rackspace Hosting, Inc.
  (a)(b).......................        242         1,302
RealNetworks, Inc. (a)(b)......      1,523         5,376
S1 Corp. (a)...................        815         6,430
SAVVIS, Inc. (a)(b)............        632         4,354


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
SonicWALL, Inc. (a)(b).........        941   $     3,745
Switch & Data Facilities Co.,
  Inc. (a)(b)..................        364         2,690
TechTarget, Inc. (a)(b)........        121           523
Terremark Worldwide, Inc.
  (a)(b).......................        677         2,634
The Knot, Inc. (a).............        516         4,293
United Online, Inc. (b)........      1,324         8,037
ValueClick, Inc. (a)...........      1,347         9,213
Vignette Corp. (a)(b)..........        406         3,820
VistaPrint, Ltd. (a)(b)........        672        12,506
Vocus, Inc. (a)(b).............        331         6,028
WebMD Health Corp. (Class A)
  (a)(b).......................        130         3,067
Websense, Inc. (a)(b)..........        735        11,003
                                             -----------
                                                 246,356
                                             -----------
IT SERVICES -- 1.7%
Acxiom Corp. (b)...............      1,072         8,694
BearingPoint, Inc. (a).........         74           100
Broadridge Financial Solutions,
  Inc. ........................      2,295        28,779
CACI International, Inc. (Class
  A) (a)(b)....................        498        22,455
CIBER, Inc. (a)(b).............        836         4,021
Convergys Corp. (a)............      1,926        12,346
CSG Systems International, Inc.
  (a)(b).......................        580        10,133
CyberSource Corp. (a)(b).......      1,174        14,076
Euronet Worldwide, Inc.
  (a)(b).......................        756         8,777
ExlService Holdings, Inc. (a)..        238         2,040
Forrester Research, Inc. (a)...        246         6,940
Gartner, Inc. (a)(b)...........      1,058        18,864
Genpact, Ltd. (a)(b)...........        922         7,579
Global Cash Access, Inc.
  (a)(b).......................        687         1,525
Heartland Payment Systems, Inc.
  (b)..........................        462         8,085
iGate Corp. (a)................        623         4,056
infoUSA, Inc. .................        538         2,550
Integral Systems Inc. (a)......        279         3,362
Lionbridge Technologies, Inc.
  (a)(b).......................        862         1,078
Mantech International Corp.
  (Class A) (a)(b).............        341        18,479
MAXIMUS, Inc. .................        303        10,638
MoneyGram International, Inc.
  (a)..........................      1,314         1,327
NeuStar, Inc. (Class A) (a)....      1,280        24,486
Perot Systems Corp. (Class A)
  (a)..........................      1,431        19,562
RightNow Technologies, Inc.
  (a)(b).......................        396         3,061
Sapient Corp. (a)(b)...........      1,372         6,092
SRA International, Inc.
  (a)(b).......................        702        12,109
Syntel, Inc. (b)...............        197         4,555
TeleTech Holdings, Inc.
  (a)(b).......................        651         5,436
TNS, Inc. (a)(b)...............        391         3,671
Unisys Corp. (a)...............      5,464         4,644
VeriFone Holdings, Inc.
  (a)(b).......................      1,088         5,331
Wright Express Corp. (a).......        628         7,913
                                             -----------
                                                 292,764
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Brunswick Corp. (b)............      1,417         5,966
Callaway Golf Co. (b)..........      1,073         9,968
JAKKS Pacific, Inc. (a)(b).....        442         9,118
Leapfrog Enterprises, Inc.
  (a)(b).......................        563         1,970
Marine Products Corp.(b).......        231         1,298
Polaris Industries, Inc. (b)...        537        15,385
Pool Corp. (b).................        778        13,981
RC2 Corp. (a)(b)...............        283         3,020
Smith & Wesson Holding Corp.
  (a)(b).......................        612         1,389
                                             -----------
                                                  62,095
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Affymetrix, Inc. (a)...........      1,129         3,376
Albany Molecular Research, Inc.
  (a)(b).......................        364         3,545
AMAG Pharmaceuticals, Inc.
  (a)(b).......................        280        10,038
Bio-Rad Laboratories, Inc.
  (Class A) (a)................        322        24,250
Bruker Corp. (a)(b)............        830         3,353
Cambrex Corp. (a)(b)...........        464         2,144
Dionex Corp. (a)(b)............        304        13,634
Enzo Biochem, Inc. (a)(b)......        647         3,164
eResearch Technology, Inc.
  (a)(b).......................        700         4,641
Exelixis, Inc. (a)(b)..........      1,715         8,609
Kendle International, Inc.
  (a)(b).......................        212         5,453
Luminex Corp. (a)..............        663        14,162
Medivation, Inc. (a)(b)........        397         5,784
Nektar Therapeutics (a)(b).....      1,588         8,829
PAREXEL International Corp.
  (a)..........................        917         8,904
PharmaNet Development Group,
  Inc. (a)(b)..................        304           277
Sequenom, Inc. (a)(b)..........        824        16,348
Techne Corp. ..................        623        40,196
Varian, Inc. (a)(b)............        494        16,554
                                             -----------
                                                 193,261
                                             -----------
MACHINERY -- 3.4%
Actuant Corp. (Class A) (b)....        932        17,727
Albany International Corp.
  (Class A) (b)................        412         5,290
Altra Holdings, Inc. (a)(b)....        429         3,393
American Railcar Industries,
  Inc. (b).....................        138         1,453
Ampco-Pittsburgh Corp. (b).....        136         2,951
Astec Industries, Inc. (a)(b)..        281         8,804
Badger Meter, Inc. (b).........        235         6,820
Barnes Group, Inc. (b).........        704        10,208
Blount International, Inc.
  (a)(b).......................        673         6,380
Briggs & Stratton Corp. (b)....        809        14,230
Cascade Corp. (b)..............        165         4,927
Chart Industries, Inc. (a).....        458         4,869
CIRCOR International, Inc.
  (b)..........................        272         7,480
CLARCOR, Inc. (b)..............        829        27,506
Colfax Corp. (a)(b)............        465         4,831
Columbus McKinnon Corp. (a)....        309         4,218
Crane Co. .....................        879        15,154
Dynamic Materials Corp. (b)....        203         3,920
Energy Recovery, Inc. (a)(b)...        485         3,676
EnPro Industries, Inc. (a)(b)..        327         7,044
ESCO Technologies, Inc. (a)....        410        16,789
Federal Signal Corp. ..........        774         6,354
Force Protection, Inc. (a).....      1,017         6,082
Freightcar America, Inc. (b)...        188         3,435
Gardner Denver, Inc. (a).......        868        20,259
Graco, Inc. (b)................        982        23,303
Graham Corp. ..................        164         1,774
IDEX Corp. (b).................      1,345        32,482
K-Tron International, Inc.
  (a)(b).......................         43         3,436
Kaydon Corp. (b)...............        544        18,686
Kennametal, Inc. ..............      1,200        26,628
L.B. Foster Co. (a)............        180         5,630
Lindsay Manufacturing Co. (b)..        184         5,849
Middleby Corp. (a).............        275         7,499
Mueller Industries, Inc. (b)...        607        15,224
Mueller Water Products, Inc.
  (Class B) (b)................      1,877        15,842
NACCO Industries, Inc. ........         88         3,292
Nordson Corp. (b)..............        510        16,468


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Oshkosh Corp. (b)..............      1,212   $    10,775
RBC Bearings, Inc. (a)(b)......        358         7,260
Robbins & Myers, Inc. .........        440         7,115
Sauer-Danfoss, Inc. (b)........        177         1,549
Sun Hydraulics Corp. (b).......        196         3,693
Tecumseh Products Co. (Class A)
  (a)(b).......................        250         2,395
Tennant Co. (b)................        263         4,050
The Gorman-Rupp Co. (b)........        236         7,344
The Greenbrier Cos., Inc. (b)..        245         1,683
The Timken Co. ................      1,261        24,753
The Toro Co. (b)...............        565        18,645
Titan International, Inc. (b)..        556         4,587
Trinity Industries, Inc. (b)...      1,329        20,945
Valmont Industries, Inc. (b)...        296        18,163
Wabash National Corp. .........        496         2,232
Wabtec Corp. (b)...............        780        31,005
Watts Water Technologies, Inc.
  (b)..........................        481        12,011
Xerium Technologies, Inc.
  (a)(b).......................        303           200
                                             -----------
                                                 568,318
                                             -----------
MARINE -- 0.4%
Alexander & Baldwin, Inc. (b)..        685        17,166
American Commercial Lines, Inc.
  (a)(b).......................        619         3,033
Eagle Bulk Shipping, Inc. (b)..        764         5,210
Excel Maritime Carriers, Ltd.
  (b)..........................        618         4,351
Genco Shipping & Trading, Ltd.
  (b)..........................        511         7,563
Horizon Lines, Inc. (b)........        495         1,727
Kirby Corp. (a)................        877        23,995
TBS International, Ltd.
  (a)(b).......................        258         2,588
                                             -----------
                                                  65,633
                                             -----------
MEDIA -- 1.3%
Arbitron, Inc. (b).............        442         5,870
Belo Corp. ....................      1,488         2,321
Charter Communications, Inc.
  (a)(b).......................      6,135           502
Cinemark Holdings, Inc. (b)....        577         4,287
Citadel Broadcasting Corp.
  (a)(b).......................      2,795           447
CKX, Inc. (a)(b)...............      1,093         4,011
Cox Radio, Inc. (Class A)
  (a)(b).......................        403         2,422
Crown Media Holdings, Inc.
  (Class A) (a)(b).............        148           422
Cumulus Media, Inc. (a)(b).....        524         1,305
Dolan Media Co. (a)(b).........        407         2,682
DreamWorks Animation SKG, Inc.
  (Class A) (a)(b).............        926        23,391
Entercom Communications Corp.
  (b)..........................        461           567
Entravision Communications
  Corp. (a)(b).................        907         1,415
Fisher Communications, Inc.
  (b)..........................        102         2,105
Harte-Hanks, Inc. (b)..........        622         3,881
Hearst-Argyle Television, Inc.
  (b)..........................        410         2,485
Interactive Data Corp. ........        589        14,525
John Wiley & Sons, Inc. (Class
  A) (b).......................        812        28,891
Journal Communications, Inc.
  (b)..........................        682         1,671
Lee Enterprises, Inc. (b)......        636           261
Liberty Media Corp.-Interactive
  (Series A) (a)(b)............      1,351         6,363
Lin TV Corp. (Class A) (a)(b)..        415           452
Live Nation, Inc. (a)(b).......      1,235         7,089
Martha Stewart Living
  Omnimedia, Inc. (Class A)
  (a)(b).......................        452         1,175
Marvel Entertainment, Inc.
  (a)(b).......................        859        26,414
McClatchy Co. (Class A) (b)....        864           691
Media General, Inc. (Class A)(
  b)...........................        209           366
Mediacom Communications Corp.
  (a)(b).......................        640         2,752
Meredith Corp. (b).............        598        10,238
Morningstar, Inc. (a)(b).......        285        10,117
National CineMedia, Inc. (b)...        688         6,976
Primedia, Inc. ................        294           638
R.H. Donnelley Corp. (a)(b)....      1,141           422
RCN Corp. (a)..................        611         3,605
Regal Entertainment Group......      1,279        13,059
Scholastic Corp. (b)...........        535         7,265
Sinclair Broadcast Group, Inc.
  (b)..........................        835         2,589
The New York Times Co. (Class
  A) (b).......................      1,891        13,861
Valassis Communications, Inc.
  (a)(b).......................        757           999
Warner Music Group Corp. (b)...        981         2,963
World Wrestling Entertainment,
  Inc. (Class A) (b)...........        322         3,568
                                             -----------
                                                 225,063
                                             -----------
METALS & MINING -- 1.2%
AM Castle & Co. (b)............        283         3,065
AMCOL International Corp. (b)..        417         8,736
Brush Engineered Materials,
  Inc. (a).....................        332         4,223
Carpenter Technology Corp.
  (b)..........................        703        14,440
Century Aluminum Co. (a)(b)....        571         5,710
Coeur d' Alene Mines Corp.
  (a)(b).......................      8,911         7,842
Commercial Metals Co. (b)......      1,864        22,126
Compass Minerals International,
  Inc. (b).....................        539        31,618
General Moly, Inc. (a)(b)......        994         1,173
Haynes International, Inc.
  (a)..........................        195         4,801
Hecla Mining Co. (a)(b)........      2,589         7,249
Horsehead Holding Corp.
  (a)(b).......................        564         2,651
Kaiser Aluminum Corp. (b)......        255         5,743
Olympic Steel, Inc. (b)........        154         3,137
Royal Gold, Inc. (b)...........        506        24,900
RTI International Metals, Inc.
  (a)(b).......................        378         5,409
Schnitzer Steel Industries,
  Inc. (Class A) (b)...........        339        12,763
Stillwater Mining Co. (a)(b)...        710         3,507
Titanium Metals Corp. (b)......      1,608        14,166
WHX Corp. (a)..................        416         3,328
Worthington Industries, Inc.
  (b)..........................      1,096        12,078
                                             -----------
                                                 198,665
                                             -----------
MULTI-UTILITIES -- 0.9%
Avista Corp. (b)...............        863        16,725
Black Hills Corp. (b)..........        644        17,362
CH Energy Group, Inc. (b)......        261        13,413
NorthWestern Corp. (b).........        564        13,237
OGE Energy Corp. ..............      1,476        38,051
PNM Resources, Inc. (b)........      1,281        12,913
Vectren Corp. .................      1,344        33,613
                                             -----------
                                                 145,314
                                             -----------
MULTILINE RETAIL -- 0.3%
99 Cents Only Stores (a)(b)....        898         9,815
Big Lots, Inc. (a).............      1,329        19,258
Dillard's, Inc. (Class A) (b)..      1,000         3,970
Fred's, Inc. (Class A) (b).....        620         6,671
Retail Ventures, Inc. (a)......        451         1,565
Saks, Inc. (a).................      2,029         8,887
Tuesday Morning Corp. (a)......        462           753
                                             -----------
                                                  50,919
                                             -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A) (a).......................      1,010   $    20,463
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 5.3%
Alliance Holdings GP LP........        196         2,901
Alliance Resource Partners LP
  (b)..........................        334         8,978
Alon USA Energy, Inc. (b)......        201         1,839
APCO Argentina, Inc. (b).......        150         3,995
Arena Resources, Inc. (a)(b)...        626        17,584
Atlas America, Inc. (b)........        618         9,177
Atlas Energy Resources LLC.....        546         6,972
Atlas Pipeline Holdings LP
  (b)..........................        162           612
Atlas Pipeline Partners LP
  (b)..........................        645         3,870
ATP Oil & Gas Corp. (a)(b).....        461         2,697
Aventine Renewable Energy
  Holdings, Inc. (a)(b)........        463           301
Berry Petroleum Co. (Class A)..        672         5,080
Bill Barrett Corp. (a)(b)......        534        11,283
BP Prudhoe Bay Royalty Trust...        350        25,669
BPZ Resources, Inc. (a)(b).....        904         5,786
BreitBurn Energy Partners LP...        862         6,038
Brigham Exploration Co.
  (a)(b).......................        555         1,776
Buckeye GP Holdings LP.........        197         2,522
Buckeye Partners LP (b)........        804        25,929
Calumet Specialty Products
  Partners LP (b)..............        228         1,997
Capital Product Partners LP....        194         1,513
Carrizo Oil & Gas, Inc.
  (a)(b).......................        445         7,165
Cheniere Energy Partners LP
  (b)..........................        219           813
Cheniere Energy, Inc. (a)(b)...        760         2,166
Clayton Williams Energy, Inc.
  (a)(b).......................        158         7,180
Clean Energy Fuels Corp.
  (a)(b).......................        335         2,023
Comstock Resources, Inc.
  (a)(b).......................        756        35,721
Concho Resources, Inc. (a)(b)..        994        22,683
Contango Oil & Gas Co. (a)(b)..        228        12,836
Copano Energy LLC..............        726         8,472
Crosstex Energy LP.............        638         2,788
Crosstex Energy, Inc. (b)......        743         2,898
CVR Energy, Inc. (a)(b)........        889         3,556
DCP Midstream Partners LP (b)..        399         3,751
Delek US Holdings, Inc. (b)....        234         1,238
Delta Petroleum Corp. (a)(b)...      1,063         5,060
DHT Maritime, Inc. ............        638         3,535
Dorchester Minerals LP.........        429         6,808
Duncan Energy Partners LP (b)..        239         3,250
Eagle Rock Energy Partners LP..        638         3,005
El Paso Pipeline Partners LP
  (b)..........................        401         6,256
Enbridge Energy Management LLC
  (a)(b).......................        196         4,792
Encore Acquisition Co. (a)(b)..        820        20,926
Encore Energy Partners LP......        454         5,893
Energy Partners, Ltd. (a)(b)...        442           597
EV Energy Partner LP (b).......        193         2,831
EXCO Resources, Inc. (a)(b)....      2,789        25,268
Foundation Coal Holdings, Inc.
  (b)..........................        735        10,305
Frontier Oil Corp. (b).........      1,690        21,345
Gastar Exploration Ltd. (a)....      2,566           847
General Maritime Corp (b)......      1,108        11,966
Genesis Energy LP..............        386         3,370
GeoMet, Inc. (a)...............        344           592
GMX Resources, Inc. (a)(b).....        306         7,748
Goodrich Petroleum Corp.
  (a)(b).......................        447        13,388
Gulfport Energy Corp. (a)(b)...        426         1,683
Harvest Natural Resources, Inc.
  (a)(b).......................        589         2,533
Hiland Holdings GP LP..........        126           297
Hiland Partners LP (b).........         81           416
Holly Corp. (b)................        679        12,378
Holly Energy Partners LP.......        132         2,818
Hugoton Royalty Trust (b)......        672        10,786
Inergy Holdings LP (b).........        190         4,117
Inergy LP (b)..................        735        12,524
International Coal Group, Inc.
  (a)(b).......................      1,730         3,979
James River Coal Co. (a)(b)....        407         6,239
K-Sea Transportation Partners
  LP...........................        202         2,606
Legacy Reserves LP.............        316         2,947
Linn Energy LLC (b)............      1,808        27,066
Magellan Midstream Holdings
  LP...........................        382         5,298
Magellan Midstream Partners LP
  (b)..........................      1,101        33,261
Mariner Energy, Inc. (a).......      1,333        13,597
Markwest Energy Partners LP....        801         6,392
Martin Midstream Partners LP...        144         2,117
McMoRan Exploration Co.
  (a)(b).......................      1,053        10,319
Natural Resource Partners LP...        523         9,126
NuStar Energy LP (b)...........        705        28,947
NuStar GP Holdings LLC (b).....        552         9,759
OSG America LP.................        113           556
Overseas Shipholding Group,
  Inc. (b).....................        358        15,075
Parallel Petroleum Corp.
  (a)(b).......................        679         1,365
Penn Virginia Corp. ...........        680        17,666
Penn Virginia GP Holdings LP
  (b)..........................        340         3,376
Penn Virginia Resource Partners
  LP (b).......................        505         5,742
Petroleum Development Corp.
  (a)(b).......................        242         5,825
Petroquest Energy, Inc.
  (a)(b).......................        708         4,786
Pioneer Southwest Energy
  Partners, L.P. ..............        138         1,891
Regency Energy Partners LP
  (b)..........................        607         4,886
Rentech, Inc. (a)(b)...........      2,779         1,890
Rex Energy Corp. (a)(b)........        392         1,152
Rosetta Resources, Inc.
  (a)(b).......................        835         5,912
SemGroup Energy Partners LP....        344           867
Ship Finance International,
  Ltd. (b).....................        652         7,205
Southern Union Co. (b).........      1,704        22,220
St. Mary Land & Exploration Co.
  (b)..........................      1,004        20,391
Stone Energy Corp. (a)(b)......        557         6,138
Sunoco Logistics Partners LP...        269        12,143
Swift Energy Co. (a)(b)........        495         8,321
Targa Resources Partners LP
  (b)..........................        552         4,278
TC Pipelines LP................        271         6,301
Teekay LNG Partners LP (b).....        280         4,186
Teekay Offshore Partners LP
  (b)..........................        244         2,660
TEPPCO Partners LP (b).........      1,365        26,713
Tesoro Corp. (b)...............      2,231        29,382
USEC, Inc. (a)(b)..............      1,794         8,055
Venoco, Inc. (a)(b)............        349           946
VeraSun Energy Corp. (a)(b)....        366            20
W&T Offshore, Inc. (b).........        439         6,287
Warren Resources, Inc. (a).....        960         1,910
Western Gas Partners LP (b)....        367         4,709
Western Refining, Inc. (b).....        443         3,438
Williams Partners LP (b).......        661         7,892
Williams Pipeline Partners LP
  (b)..........................        257         3,644
World Fuel Services Corp. (b)..        472        17,464
                                             -----------
                                                 902,088
                                             -----------
PAPER & FOREST PRODUCTS -- 0.2%
AbitibiBowater, Inc. (a)(b)....        860           404
Buckeye Technologies, Inc.
  (a)(b).......................        618         2,250
Clearwater Paper Corp. (a)(b)..        184         1,544


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Deltic Timber Corp. (b)........        188   $     8,601
Glatfelter.....................        728         6,770
Louisiana-Pacific Corp. (b)....      1,709         2,666
Neenah Paper, Inc. (b).........        232         2,051
Schweitzer-Mauduit
  International, Inc. .........        249         4,985
Verso Paper Corp. (b)..........        227           234
Wausau-Mosinee Paper Corp. ....        792         9,060
                                             -----------
                                                  38,565
                                             -----------
PERSONAL PRODUCTS -- 0.7%
Alberto-Culver Co. ............      1,410        34,559
Bare Escentuals, Inc. (a)(b)...      1,094         5,722
Chattem, Inc. (a)(b)...........        279        19,957
Elizabeth Arden, Inc. (a)(b)...        431         5,435
Herbalife, Ltd. ...............      1,063        23,046
Inter Parfums, Inc. (b)........        231         1,774
NBTY, Inc. (a)(b)..............        927        14,508
Nu Skin Enterprises, Inc.
  (Class A)....................        850         8,865
Prestige Brands Holdings, Inc.
  (a)..........................        567         5,982
Revlon, Inc. (a)...............        318         2,121
USANA Health Sciences, Inc.
  (a)(b).......................        134         4,588
                                             -----------
                                                 126,557
                                             -----------
PHARMACEUTICALS -- 1.4%
Akorn, Inc. (a)(b).............        829         1,907
Auxilium Pharmaceuticals, Inc.
  (a)(b).......................        656        18,657
Biodel, Inc. (a)(b)............        232         1,118
BioForm Medical, Inc. (a)(b)...        158           144
Caraco Pharmaceutical
  Laboratories, Ltd. (a)(b)....        174         1,030
Jazz Pharmaceuticals, Inc.
  (a)(b).......................        296           571
KV Pharmaceutical Co. (Class A)
  (a)(b).......................        611         1,760
Medicis Pharmaceutical Corp.
  (Class A) (b)................        919        12,774
Noven Pharmaceuticals, Inc.
  (a)(b).......................        395         4,345
Pain Therapeutics, Inc.
  (a)(b).......................        555         3,285
Par Pharmaceutical Cos., Inc.
  (a)(b).......................        562         7,536
Perrigo Co. (b)................      1,367        44,168
Salix Pharmaceuticals, Ltd.
  (a)(b).......................        796         7,029
Sepracor, Inc. (a)(b)..........      1,759        19,314
Sucampo Pharmaceuticals, Inc.
  (a)(b).......................        111           638
The Medicines Co. (a)(b).......        848        12,491
Valeant Pharmaceuticals
  International (a)(b).........      1,117        25,579
Viropharma, Inc. (a)(b)........      1,294        16,848
VIVUS, Inc. (a)(b).............      1,124         5,980
Watson Pharmaceuticals, Inc.
  (a)(b).......................      1,686        44,797
Xenoport, Inc. (a)(b)..........        362         9,079
                                             -----------
                                                 239,050
                                             -----------
PROFESSIONAL SERVICES -- 1.2%
Administaff, Inc. (b)..........        373         8,087
Advisory Board Co. (a)(b)......        239         5,330
CBIZ, Inc. (a)(b)..............        863         7,465
CDI Corp. (b)..................        229         2,963
CoStar Group, Inc. (a)(b)......        318        10,475
CRA International, Inc.
  (a)(b).......................        174         4,686
Diamond Management & Technology
  Consultants, Inc. (b)........        448         1,886
Duff & Phelps Corp. (Class A)
  (a)(b).......................        176         3,365
Exponent, Inc. (a).............        242         7,279
First Advantage Corp. (Class A)
  (a)..........................        187         2,646
Heidrick & Struggles
  International, Inc. (b)......        275         5,924
Hill International, Inc.
  (a)(b).......................        499         3,513
Huron Consulting Group, Inc.
  (a)(b).......................        347        19,873
Kelly Services, Inc. (Class A)
  (b)..........................        443         5,763
Kforce, Inc. (a)(b)............        611         4,693
Korn/Ferry International
  (a)(b).......................        756         8,634
LECG Corp. (a)(b)..............        393         2,637
MPS Group, Inc. (a)(b).........      1,526        11,491
Navigant Consulting, Inc.
  (a)(b).......................        787        12,490
Resources Connection, Inc.
  (a)(b).......................        777        12,727
School Specialty, Inc. (a)(b)..        270         5,162
Spherion Corp. (a)(b)..........        906         2,002
The Corporate Executive Board
  Co. .........................        572        12,618
TrueBlue, Inc. (a)(b)..........        721         6,900
Volt Information Sciences, Inc.
  (a)(b).......................        227         1,641
Watson Wyatt Worldwide, Inc.
  (Class A)....................        682        32,613
                                             -----------
                                                 202,863
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.0%
Acadia Realty Trust (b)........        494         7,049
Alexander's, Inc. (b)..........         43        10,961
Alexandria Real Estate
  Equities, Inc. (b)...........        530        31,980
American Campus Communities,
  Inc. (b).....................        690        14,131
Anthracite Capital, Inc. (b)...      1,207         2,692
Anworth Mortgage Asset
  Corp.(b).....................      1,335         8,584
Arbor Realty Trust, Inc. (b)...        404         1,192
Ashford Hospitality Trust, Inc.
  (b)..........................      1,197         1,377
BioMed Realty Trust, Inc. .....      1,305        15,295
Brandywine Realty Trust (b)....      1,447        11,156
BRE Properties, Inc. (b).......        834        23,335
Capital Lease Funding, Inc.
  (b)..........................        713         1,233
Capital Trust, Inc. (Class A)
  (b)..........................        268           965
Capstead Mortgage Corp. (b)....        914         9,844
CBL & Associates Properties,
  Inc. (b).....................      1,078         7,007
Cedar Shopping Centers, Inc.
  (b)..........................        736         5,211
Chimera Investment Corp. (b)...      3,000        10,350
Colonial Properties Trust (b)..        677         5,639
Corporate Office Properties
  Trust (b)....................        886        27,200
Cousins Properties, Inc. (b)...        670         9,280
DCT Industrial Trust, Inc.
  (b)..........................      2,783        14,082
DiamondRock Hospitality Co.
  (b)..........................      1,540         7,808
Digital Realty Trust, Inc.
  (b)..........................      1,102        36,201
Douglas Emmett, Inc. (b).......      1,816        23,717
DuPont Fabros Technology,
  Inc. ........................        582         1,205
EastGroup Properties, Inc.
  (b)..........................        419        14,908
Education Realty Trust, Inc.
  (b)..........................        444         2,318
Entertainment Properties Trust
  (b)..........................        506        15,079
Equity Lifestyle Properties,
  Inc. (b).....................        370        14,193
Equity One, Inc. (b)...........        535         9,469
Essex Property Trust, Inc.
  (b)..........................        443        34,000
Extra Space Storage, Inc. (b)..      1,338        13,808
FelCor Lodging Trust, Inc.
  (b)..........................      1,022         1,880
First Industrial Realty Trust,
  Inc. (b).....................        720         5,436
First Potomac Realty Trust
  (b)..........................        465         4,325
Franklin Street Properties
  Corp. .......................      1,047        15,443
Friedman, Billings, Ramsey
  Group, Inc. (a)(b)...........      2,493           424
Getty Realty Corp. (b).........        304         6,402
Glimcher Realty Trust (b)......        599         1,683
Gramercy Capital Corp. (b).....        631           808
Hatteras Financial Corp. ......        552        14,683
Healthcare Realty Trust,
  Inc. ........................        939        22,048
Highwoods Properties, Inc.
  (b)..........................      1,017        27,825
Home Properties, Inc. (b)......        527        21,396


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Hospitality Properties Trust
  (b)..........................      1,533   $    22,796
HRPT Properties Trust..........      3,647        12,290
Inland Real Estate Corp. (b)...        970        12,591
Investors Real Estate Trust
  (b)..........................        929         9,950
iStar Financial, Inc. (b)......      2,187         4,877
JER Investors Trust, Inc. (b)..        382           355
Kilroy Realty Corp. (b)........        534        17,868
Kite Realty Group Trust (b)....        598         3,325
LaSalle Hotel Properties (b)...        655         7,238
Lexington Realty Trust (b).....      1,347         6,735
LTC Properties, Inc. (b).......        337         6,834
Maguire Properties, Inc.
  (a)(b).......................        620           905
Medical Properties Trust, Inc.
  (b)..........................      1,074         6,777
MFA Mortgage Investments, Inc.
  (b)..........................      3,230        19,025
Mid-America Apartment
  Communities, Inc. ...........        449        16,685
National Health Investors, Inc.
  (b)..........................        414        11,356
National Retail Properties,
  Inc. (b).....................      1,307        22,467
Nationwide Health Properties,
  Inc. (b).....................      1,599        45,923
Newcastle Investment Corp.
  (b)..........................        833           700
NorthStar Realty Finance Corp.
  (b)..........................        932         3,644
Omega Healthcare Investors,
  Inc. ........................      1,303        20,809
Parkway Properties, Inc. (b)...        246         4,428
Pennsylvania Real Estate
  Investment Trust (b).........        643         4,790
Post Properties, Inc. (b)......        715        11,797
Potlatch Corp. ................        644        16,750
PS Business Parks, Inc. .......        260        11,612
RAIT Investment Trust (b)......        943         2,452
Ramco-Gershenson Properties
  Trust (b)....................        299         1,848
Realty Income Corp. (b)........      1,677        38,823
Redwood Trust, Inc. (b)........        454         6,769
Saul Centers, Inc. (b).........        174         6,873
Senior Housing Properties
  Trust........................      1,829        32,776
Sovran Self Storage, Inc. (b)..        355        12,780
Strategic Hotels & Resorts,
  Inc. (b).....................      1,218         2,046
Sun Communities, Inc. (b)......        274         3,836
Sunstone Hotel Investors, Inc.
  (b)..........................        841         5,206
Tanger Factory Outlet Centers,
  Inc. (b).....................        516        19,412
Taubman Centers, Inc. (b)......        859        21,870
U-Store-It Trust (b)...........        754         3,355
Universal Health Realty Income
  Trust (b)....................        184         6,055
Urstadt Biddle Properties......         55           784
Urstadt Biddle Properties
  (Class A) (b)................        326         5,193
Washington Real Estate
  Investment Trust (b).........        817        23,121
                                             -----------
                                               1,009,348
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Avatar Holdings, Inc. (a)......         90         2,387
Forestar Real Estate Group,
  Inc. (a)(b)..................        535         5,093
Jones Lang LaSalle, Inc. (b)...        537        14,875
Meruelo Maddux Properties, Inc.
  (a)..........................        598           741
Tejon Ranch Co. (a)(b).........        216         5,344
The St. Joe Co. (a)(b).........      1,478        35,945
                                             -----------
                                                  64,385
                                             -----------
ROAD & RAIL -- 0.9%
Amerco, Inc. (a)...............        105         3,626
Arkansas Best Corp. (b)........        370        11,141
Avis Budget Group, Inc.
  (a)(b).......................      1,669         1,168
Con-way, Inc. (b)..............        746        19,844
Genesee & Wyoming, Inc. (Class
  A) (a).......................        516        15,738
Heartland Express, Inc. (b)....        958        15,098
Knight Transportation, Inc.
  (b)..........................        920        14,830
Landstar Systems, Inc. (b).....        875        33,626
Marten Transport, Ltd. (a).....        246         4,664
Old Dominion Freight Line, Inc.
  (a)(b).......................        512        14,572
Werner Enterprises, Inc. (b)...        836        14,496
YRC Worldwide, Inc. (a)(b).....        922         2,646
                                             -----------
                                                 151,449
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
Actel Corp. (a)(b).............        411         4,817
Advanced Analogic Technologies,
  Inc. (a)(b)..................        737         2,226
Advanced Energy Industries,
  Inc. (a).....................        547         5,443
Amkor Technology, Inc. (a)(b)..      1,723         3,756
Anadigics, Inc. (a)(b).........      1,018         1,507
Applied Micro Circuits Corp.
  (a)(b).......................      1,051         4,130
Atheros Communications, Inc.
  (a)(b).......................        999        14,296
Atmel Corp. (a)(b).............      7,425        23,240
ATMI, Inc. (a)(b)..............        513         7,916
Axcelis Technologies, Inc.
  (a)..........................      1,621           827
Brooks Automation, Inc.
  (a)(b).......................        967         5,618
Cabot Microelectronics Corp.
  (a)(b).......................        384        10,011
Cavium Networks, Inc. (a)(b)...        582         6,117
Cirrus Logic, Inc. (a)(b)......        949         2,543
Cohu, Inc. ....................        346         4,204
Conexant Systems, Inc. (a)(b)..        757           519
Cree, Inc. (a)(b)..............      1,333        21,155
Cymer, Inc. (a)................        500        10,955
Diodes, Inc. (a)(b)............        501         3,036
DSP Group, Inc. (a)(b).........        394         3,160
EMCORE Corp. (a)(b)............      1,064         1,383
Entegris, Inc. (a)(b)..........      1,851         4,054
Exar Corp. (a)(b)..............        622         4,149
Fairchild Semiconductor
  International, Inc. (a)......      2,008         9,819
FEI Co. (a)(b).................        593        11,184
Formfactor, Inc. (a)(b)........        796        11,622
Hittite Microwave Corp.
  (a)(b).......................        272         8,013
Integrated Device Technology,
  Inc. (a).....................      2,712        15,214
International Rectifier Corp.
  (a)..........................      1,209        16,322
IXYS Corp. (b).................        405         3,345
Kulicke & Soffa Industries,
  Inc. (a)(b)..................        856         1,455
Lattice Semiconductor Corp.
  (a)(b).......................      1,798         2,715
Mattson Technology, Inc. (a)...        809         1,141
Micrel, Inc. ..................        837         6,119
Microsemi Corp. (a)(b).........      1,360        17,190
MKS Instruments, Inc. (a)(b)...        715        10,575
Monolithic Power Systems, Inc.
  (a)(b).......................        486         6,128
Netlogic Microsystems, Inc.
  (a)(b).......................        298         6,559
Novellus Systems, Inc. (a)(b)..      1,626        20,065
OmniVision Technologies, Inc.
  (a)(b).......................        837         4,394
PMC-Sierra, Inc. (a)(b)........      3,436        16,699
Power Integrations, Inc. (b)...        492         9,781
Rambus, Inc. (a)(b)............      1,683        26,793
RF Micro Devices, Inc. (a)(b)..      3,945         3,077
Rubicon Technology, Inc.
  (a)(b).......................        224           954
Semtech Corp. (a)(b)...........      1,057        11,912
Sigma Designs, Inc. (a)(b).....        430         4,085
Silicon Image, Inc. (a)........      1,185         4,977
Silicon Laboratories, Inc.
  (a)(b).......................        735        18,213
Silicon Storage Technology,
  Inc. (a).....................      1,532         3,508
Skyworks Solutions, Inc., (a)..      2,737        15,163


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Spansion, Inc. (a)(b)..........      2,072   $       392
Standard Microsystems Corp.
  (a)(b).......................        377         6,160
Teradyne, Inc. (a).............      2,775        11,711
Tessera Technologies, Inc.
  (a)(b).......................        823         9,777
Trident Microsystems, Inc.
  (a)(b).......................        963         1,820
TriQuint Semiconductor, Inc.
  (a)..........................      2,326         8,001
Ultratech, Inc. (a)............        298         3,564
Veeco Instruments, Inc. (a)....        489         3,100
Zoran Corp. (a)(b).............        841         5,744
                                             -----------
                                                 462,353
                                             -----------
SOFTWARE -- 3.4%
ACI Worldwide, Inc. (a)(b).....        561         8,920
Advent Software, Inc. (a)(b)...        294         5,871
Blackbaud, Inc. (b)............        723         9,761
Blackboard, Inc. (a)(b)........        479        12,564
Cadence Design Systems, Inc.
  (a)(b).......................      4,209        15,405
Commvault Systems, Inc.
  (a)(b).......................        526         7,054
Compuware Corp. (a)............      3,950        26,662
Concur Technologies, Inc.
  (a)(b).......................        806        26,453
Deltek, Inc. (a)(b)............        177           821
Epicor Software Corp. (a)(b)...        884         4,243
Factset Research Systems, Inc.
  (b)..........................        697        30,835
Fair Isaac Corp. ..............        801        13,505
FalconStor Software, Inc. (a)..        628         1,746
i2 Technologies, Inc. (a)(b)...        286         1,828
Informatica Corp. (a)(b).......      1,468        20,156
Jack Henry & Associates,
  Inc. ........................      1,439        27,931
JDA Software Group, Inc. (a)...        492         6,460
Kenexa Corp. (a)(b)............        321         2,562
Lawson Software, Inc. (a)(b)...      2,149        10,186
Macrovision Solutions Corp.
  (a)(b).......................      1,303        16,483
Magma Design Automation, Inc.
  (a)(b).......................        611           623
Manhattan Associates, Inc.
  (a)(b).......................        401         6,340
Mentor Graphics Corp. (a)......      1,483         7,667
MICROS Systems, Inc. (a).......      1,342        21,901
MicroStrategy, Inc. (a)(b).....        155         5,755
Midway Games, Inc. (a)(b)......        165            31
Monotype Imaging Holdings, Inc.
  (a)(b).......................        371         2,152
MSC Software Corp. (a).........        727         4,856
Netscout Systems, Inc. (a).....        422         3,638
NetSuite, Inc. (a).............        298         2,515
Novell, Inc. (a)(b)............      5,784        22,500
Nuance Communications, Inc.
  (a)(b).......................      3,001        31,090
Parametric Technology Corp.
  (a)..........................      1,916        24,237
Pegasystems, Inc. (b)..........        252         3,115
Progress Software Corp. (a)....        625        12,038
Quality Systems, Inc. (b)......        296        12,912
Quest Software, Inc. (a).......      1,187        14,944
Radiant Systems, Inc. (a)(b)...        451         1,520
Renaissance Learning, Inc. ....        118         1,061
Solera Holdings, Inc. (a)(b)...      1,138        27,426
SPSS, Inc. (a)(b)..............        295         7,953
SuccessFactors, Inc. (a)(b)....        416         2,388
Sybase, Inc. (a)(b)............      1,303        32,275
Symyx Technologies, Inc. (a)...        563         3,344
Synchronoss Technologies, Inc.
  (a)(b).......................        303         3,230
Take-Two Interactive Software,
  Inc. (b).....................      1,209         9,140
Taleo Corp. (a)................        434         3,398
THQ, Inc. (a)(b)...............      1,096         4,592
TIBCO Software, Inc. (a).......      2,992        15,528
TiVo, Inc. (a)(b)..............      1,654        11,843
Tyler Technologies, Inc.
  (a)(b).......................        620         7,428
Ultimate Software Group, Inc.
  (a)(b).......................        401         5,855
Vasco Data Security
  International (a)(b).........        486         5,020
Wind River Systems, Inc.
  (a)(b).......................      1,210        10,926
                                             -----------
                                                 578,687
                                             -----------
SPECIALTY RETAIL -- 2.5%
Aaron Rents, Inc. (b)..........        803        21,376
AC Moore Arts & Crafts, Inc.
  (a)..........................        320           448
Aeropostale, Inc. (a)..........      1,093        17,597
AnnTaylor Stores Corp. (a)(b)..        972         5,608
Asbury Automotive Group,
  Inc. ........................        513         2,344
AutoNation, Inc. (a)(b)........      1,812        17,903
Barnes & Noble, Inc. (b).......        610         9,150
Bebe Stores, Inc. (b)..........        482         3,601
Big 5 Sporting Goods Corp.
  (b)..........................        307         1,599
Blockbuster, Inc. (Class A)
  (a)(b).......................      2,995         3,774
Borders Group, Inc. (a)........        788           315
Brown Shoe Co., Inc. (b).......        685         5,802
Cabela's, Inc. (a)(b)..........        664         3,871
Charlotte Russe Holding, Inc.
  (a)..........................        338         2,194
Charming Shoppes, Inc. (a)(b)..      1,578         3,850
Chico's FAS, Inc. (a)(b).......      2,877        12,026
Christopher & Banks Corp.(b)...        555         3,108
Coldwater Creek, Inc. (a)(b)...        955         2,722
Collective Brands, Inc.
  (a)(b).......................      1,035        12,130
Conn's, Inc. (a)(b)............        181         1,535
Dick's Sporting Goods, Inc.
  (a)(b).......................      1,380        19,472
DSW, Inc. (Class A) (a)(b).....        229         2,853
Foot Locker, Inc. (b)..........      2,597        19,062
Genesco, Inc. (a)(b)...........        313         5,296
Group 1 Automotive, Inc. (b)...        381         4,103
Gymboree Corp. (a)(b)..........        491        12,810
hhgregg, Inc. (a)(b)...........        254         2,205
Hibbett Sports, Inc. (a)(b)....        460         7,227
Hot Topic, Inc. (a)(b).........        749         6,943
J. Crew Group, Inc. (a)(b).....        874        10,663
Jo-Ann Stores, Inc. (a)(b).....        408         6,320
Jos. A. Bank Clothiers, Inc.
  (a)(b).......................        292         7,636
Mens Wearhouse, Inc. (b).......        753        10,196
New York & Co., Inc. (a)(b)....        425           986
Office Depot, Inc. (a)(b)......      4,454        13,273
OfficeMax, Inc. (b)............      1,231         9,405
Pacific Sunwear of California,
  Inc. (a).....................      1,140         1,813
Penske Automotive Group, Inc.
  (b)..........................        687         5,276
Pier 1 Imports, Inc. (a)(b)....      1,265           468
RadioShack Corp. (b)...........      2,001        23,892
Rent-A-Center, Inc. (a)........      1,111        19,609
Sally Beauty Holdings, Inc.
  (a)(b).......................      1,392         7,920
Signet Jewelers, Ltd. (b)......      1,392        12,069
Sonic Automotive, Inc. (Class
  A) (b).......................        469         1,867
Stage Stores, Inc. ............        637         5,255
Stein Mart, Inc. (a)(b)........        409           462
Systemax, Inc. (b).............        210         2,262
Talbots, Inc. (b)..............        364           870
The Buckle, Inc. (b)...........        386         8,422
The Cato Corp. (Class A) (b)...        448         6,765
The Children's Place Retail
  Stores, Inc. (a).............        405         8,780
The Dress Barn, Inc. (a)(b)....        721         7,743
The Finish Line, Inc. (Class
  A)...........................        725         4,060
The Pep Boys -- Manny, Moe &
  Jack (b).....................        743         3,069
Tractor Supply Co. (a)(b)......        500        18,070
Tween Brands, Inc. (a)(b)......        393         1,698


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Ulta Salon Cosmetics &
  Fragrance, Inc. (a)(b).......        450   $     3,726
Williams-Sonoma, Inc. (b)......      1,599        12,568
Zale Corp. (a)(b)..............        230           766
Zumiez, Inc. (a)(b)............        327         2,436
                                             -----------
                                                 429,269
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
American Apparel, Inc. (a)(b)..        549         1,093
Carter's, Inc. (a)(b)..........        946        18,220
Columbia Sportswear Co. (b)....        244         8,630
Crocs, Inc. (a)(b).............      1,347         1,670
Deckers Outdoor Corp. (a)(b)...        216        17,252
Fossil, Inc. (a)...............        789        13,176
Hanesbrands, Inc. (a)(b).......      1,537        19,597
Iconix Brand Group, Inc. (a)...        932         9,115
Jones Apparel Group, Inc. (b)..      1,384         8,110
K-Swiss, Inc. (Class A) (b)....        420         4,788
Kenneth Cole Productions, Inc.
  (Class A) (b)................        135           956
Liz Claiborne, Inc. (b)........      1,534         3,988
Maidenform Brands, Inc. (a)....        294         2,984
Movado Group, Inc. (b).........        299         2,808
Oxford Industries, Inc. (b)....        227         1,991
Phillips-Van Heusen Corp. .....        839        16,889
Quiksilver, Inc. (a)...........      2,052         3,776
Skechers USA, Inc. (a)(b)......        537         6,884
Steven Madden, Ltd. (a)........        260         5,543
The Timberland Co. (Class A)
  (a)..........................        811         9,367
The Warnaco Group, Inc. (a)....        751        14,742
True Religion Apparel, Inc.
  (a)..........................        263         3,272
Under Armour, Inc. (Class A)
  (a)(b).......................        552        13,160
UniFirst Corp. (b).............        231         6,858
Volcom, Inc. (a)(b)............        240         2,616
Wolverine World Wide, Inc. ....        800        16,832
                                             -----------
                                                 214,317
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 1.6%
Anchor Bancorp Wisconsin, Inc.
  (b)..........................        303           836
Astoria Financial Corp. .......      1,443        23,781
Bank Mutual Corp. (b)..........        797         9,197
Beneficial Mutual Bancorp, Inc.
  (a)..........................        609         6,851
Brookline Bancorp, Inc. (b)....        965        10,277
Capitol Federal Financial......        350        15,960
Clifton Savings Bancorp, Inc.
  (b)..........................        184         2,182
Corus Bankshares, Inc. (b).....        481           534
Dime Community Bancshares (b)..        539         7,169
Doral Financial Corp. (a)(b)...         78           585
Fannie Mae (b).................     18,107        13,761
First Financial Holdings, Inc.
  (b)..........................        210         4,250
First Niagara Financial Group,
  Inc. (b).....................      1,904        30,788
First Place Financial Corp.
  (b)..........................        301         1,153
Flagstar Bancorp, Inc. (a)(b)..      1,006           714
Flushing Financial Corp. ......        330         3,947
Freddie Mac (b)................     10,548         7,700
Guaranty Financial Group, Inc.
  (a)(b).......................      1,279         3,338
Kearny Financial Corp. (b).....        363         4,646
MGIC Investment Corp. (b)......      2,020         7,030
NewAlliance Bancshares, Inc. ..      1,658        21,836
Northwest Bancorp, Inc. .......        321         6,863
Ocwen Financial Corp. (a)(b)...        655         6,013
Oritani Financial Corp.
  (a)(b).......................        157         2,646
Provident Financial Services,
  Inc. ........................        910        13,923
Provident New York Bancorp
  (b)..........................        610         7,564
Radian Group, Inc. (b).........      1,409         5,185
Roma Financial Corp.(b)........        130         1,637
The PMI Group, Inc. (b)........      1,266         2,469
TrustCo Bank Corp. NY (b)......      1,238        11,773
ViewPoint Financial Group (b)..        186         2,985
Washington Federal, Inc. (b)...      1,413        21,139
Waterstone Financial, Inc.
  (a)(b).......................        148           496
WSFS Financial Corp. (b).......        100         4,799
                                             -----------
                                                 264,027
                                             -----------
TOBACCO -- 0.1%
Alliance One International,
  Inc. (a)(b)..................      1,468         4,316
Universal Corp. (b)............        414        12,366
Vector Group, Ltd.(b)..........        588         8,009
                                             -----------
                                                  24,691
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Aircastle, Ltd. (b)............        729         3,485
Applied Industrial
  Technologies, Inc. (b).......        634        11,995
Beacon Roofing Supply, Inc.
  (a)(b).......................        716         9,938
GATX Corp. (b).................        699        21,648
H&E Equipment Services, Inc.
  (a)..........................        288         2,220
Interline Brands, Inc. (a)(b)..        522         5,549
Kaman Corp. (Class A)..........        407         7,379
Lawson Products, Inc. (b)......         68         1,554
MSC Industrial Direct Co., Inc.
  (Class A) (b)................        692        25,486
RSC Holdings, Inc. (a)(b)......        802         6,833
Rush Enterprises, Inc. (a).....        532         4,559
TAL International Group, Inc.
  (b)..........................        178         2,510
Textainer Group Holdings, Ltd.
  (b)..........................        297         3,148
United Rentals, Inc. (a)(b)....        830         7,570
Watsco, Inc. (b)...............        403        15,475
WESCO International, Inc.
  (a)(b).......................        682        13,115
                                             -----------
                                                 142,464
                                             -----------
TRANSPORTATION INFRASTRUCTURE -- 0.0% (c)
Macquarie Infrastructure Co.
  LLC (b)......................        736         2,775
                                             -----------
WATER UTILITIES -- 0.4%
American States Water Co. (b)..        293         9,663
Aqua America, Inc. (b).........      2,201        45,319
California Water Service
  Group........................        326        15,136
SJW Corp. (b)..................        208         6,227
                                             -----------
                                                  76,345
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Centennial Communications Corp.
  (a)(b).......................      1,092         8,802
Clearwire Corp (a)(b)..........      1,156         5,699
FiberTower Corp. (a)(b)........      1,864           298
ICO Global Communications
  Holdings, Ltd. (a)(b)........      1,802         2,036
iPCS, Inc. (a).................        253         1,736
Syniverse Holdings, Inc.
  (a)(b).......................        482         5,755
TerreStar Corp. (a)(b).........      1,546           618
USA Mobility, Inc. (a).........        368         4,258
                                             -----------
                                                  29,202
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $24,592,157)...........               16,873,821
                                             -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
WARRANTS -- 0.0%
COMMUNICATIONS EQUIPMENT -- 0.0%
Pegasus Wireless Corp. expiring 12/18/2009 (a)(d)
  (Cost $0)....................         97   $         0
                                             -----------
SHORT TERM INVESTMENTS -- 27.7%
MONEY MARKET FUNDS -- 27.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f).............  4,572,151     4,572,151
STIC Prime Portfolio...........    131,883       131,883
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,704,034)............                4,704,034
                                             -----------
TOTAL INVESTMENTS -- 127.2%
  (Cost $29,296,191)...........               21,577,855
OTHER ASSETS AND
  LIABILITIES -- (27.2)%.......               (4,619,205)
                                             -----------
NET ASSETS -- 100.0%...........              $16,958,650
                                             ===========




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2008.
(c)    Amount represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e)    Investments of cash collateral for securities loaned.
(f)    Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.2%
AEROSPACE & DEFENSE -- 2.2%
AAR Corp. (a)(b)..............       5,911   $    108,821
Aerovironment, Inc. (a)(b)....       2,101         77,338
American Science &
  Engineering, Inc. (b).......       1,316         97,331
Argon ST, Inc. (a)(b).........       2,031         38,305
Axsys Technologies, Inc.
  (a)(b)......................       1,360         74,610
BE Aerospace, Inc. (a)........      14,688        112,951
Ceradyne, Inc. (a)............       3,972         80,671
DynCorp International, Inc.
  (a)(b)......................       3,868         58,678
Hexcel Corp. (a)..............      14,483        107,029
Ladish Co., Inc. (a)(b).......       2,236         30,969
Moog, Inc. (Class A) (a)......       5,809        212,435
Orbital Sciences Corp.
  (a)(b)......................       8,840        172,645
Stanley, Inc. (a).............       2,622         94,969
Taser International, Inc.
  (a)(b)......................       8,869         46,828
Teledyne Technologies, Inc.
  (a)(b)......................       5,059        225,378
TransDigm Group, Inc. (a)(b)..       3,882        130,319
                                             ------------
                                                1,669,277
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.7%
Atlas Air Worldwide Holdings,
  Inc. (a)(b).................       1,985         37,516
Forward Air Corp. (b).........       4,364        105,914
HUB Group, Inc. (Class A)
  (a).........................       5,684        150,797
Pacer International, Inc.
  (b).........................       5,197         54,205
UTI Worldwide, Inc. ..........      13,592        194,909
                                             ------------
                                                  543,341
                                             ------------
AIRLINES -- 1.7%

AirTran Holdings, Inc.
  (a)(b)......................      17,315         76,879
Allegiant Travel Co. (a)(b)...       1,991         96,703
Continental Airlines, Inc.
  (Class B) (a)(b)............      16,518        298,315
Hawaiian Holdings, Inc.
  (a)(b)......................       6,357         40,558
JetBlue Airways Corp. (a)(b)..      27,142        192,708
Republic Airways Holdings,
  Inc. (a)....................       5,094         54,353
SkyWest, Inc. ................       8,464        157,430
UAL Corp. (b).................      19,063        210,074
US Airways Group, Inc.
  (a)(b)......................      15,649        120,967
                                             ------------
                                                1,247,987
                                             ------------
AUTO COMPONENTS -- 0.4%
Dana Holding Corp. (a)(b).....      10,868          8,042
Drew Industries, Inc. (a)(b)..       2,918         35,016
Exide Technologies (a)(b).....       7,483         39,585
Fuel Systems Solutions, Inc.
  (a)(b)......................       1,738         56,937
Gentex Corp. (b)..............      20,773        183,426
Visteon Corp. (a)(b)..........      19,668          6,884
                                             ------------
                                                  329,890
                                             ------------
AUTOMOBILES -- 0.1%
Fleetwood Enterprises, Inc.
  (a).........................      11,056          1,106
Thor Industries, Inc. (b).....       5,631         74,216
                                             ------------
                                                   75,322
                                             ------------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (a).....       1,427         40,527
Central European Distribution
  Corp. (a)...................       5,731        112,900
                                             ------------
                                                  153,427
                                             ------------
BIOTECHNOLOGY -- 5.5%
Acorda Therapeutics, Inc.
  (a)(b)......................       5,612        115,102
Affymax, Inc. (a)(b)..........       1,028         10,270
Alkermes, Inc. (a)(b).........      14,249        151,752
Allos Therapeutics, Inc.
  (a)(b)......................       8,540         52,265
Alnylam Pharmaceuticals, Inc.
  (a)(b)......................       5,215        128,967
Arena Pharmaceuticals, Inc.
  (a)(b)......................      10,945         45,641
Ariad Pharmaceuticals, Inc.
  (a)(b)......................       9,230          7,846
Celera Corp. (a)(b)...........      11,950        133,003
Cepheid, Inc. (a)(b)..........       8,461         87,825
Cubist Pharmaceuticals, Inc.
  (a)(b)......................       8,373        202,292
CV Therapeutics, Inc. (a)(b)..       8,488         78,174
Enzon Pharmaceuticals, Inc.
  (a)(b)......................       5,709         33,283
Facet Biotech Corp. (a).......       3,594         34,463
Genomic Health, Inc. (a)(b)...       2,422         47,181
Geron Corp. (a)(b)............      12,146         56,722
GTx, Inc. (a)(b)..............       2,662         44,828
Halozyme Therapeutics, Inc.
  (a)(b)......................       9,967         55,815
Human Genome Sciences, Inc.
  (a)(b)......................      19,865         42,114
Idenix Pharmaceuticals, Inc.
  (a)(b)......................       3,085         17,862
Incyte Corp. (a)(b)...........      13,788         52,257
Indevus Pharmaceuticals, Inc.
  (a)(b)......................      10,710         33,629
InterMune, Inc. (a)(b)........       4,718         49,916
Isis Pharmaceuticals, Inc.
  (a)(b)......................      13,624        193,188
Lexicon Genetics, Inc.
  (a)(b)......................      13,607         19,050
Ligand Pharmaceuticals,
  Inc. (Class B) (a)(b).......      13,305         36,456
MannKind Corp. (a)(b).........       8,100         27,783
Martek Biosciences Corp. (b)..       4,942        149,792
Maxygen, Inc. (a)(b)..........       4,388         39,141
Medarex, Inc. (a)(b)..........      18,683        104,251
Momenta Pharmaceuticals, Inc.
  (a)(b)......................       4,236         49,138
Myriad Genetics, Inc. (a)(b)..       6,916        458,254
Neurocrine Biosciences, Inc.
  (a)(b)......................       5,116         16,371
Onyx Pharmaceuticals, Inc.
  (a)(b)......................       8,343        284,997
Opko Health, Inc. (a).........      16,097         26,077
OSI Pharmaceuticals, Inc.
  (a)(b)......................       8,569        334,619
Osiris Therapeutics, Inc.
  (a)(b)......................       2,720         52,115
PDL BioPharma, Inc. (b).......      17,972        111,067
Pharmasset, Inc. (a)(b).......       2,471         32,395
Progenics Pharmaceuticals,
  Inc. (a)(b).................       4,123         42,508
Regeneron Pharmaceuticals,
  Inc. (a)(b).................       9,300        170,748
Rigel Pharmaceuticals, Inc.
  (a)(b)......................       5,452         43,616
Sangamo Biosciences, Inc.
  (a)(b)......................       5,608         19,516
Savient Pharmaceuticals, Inc.
  (a)(b)......................       7,935         45,944
Seattle Genetics, Inc.
  (a)(b)......................       8,627         77,125
Theravance, Inc. (a)(b).......       7,691         95,291
United Therapeutics Corp.
  (a)(b)......................       3,449        215,735
Zymogenetics, Inc. (a)(b).....       5,948         17,844
                                             ------------
                                                4,144,228
                                             ------------
BUILDING PRODUCTS -- 0.4%
Griffon Corp. (a)(b)..........       9,815         91,574
Quanex Building Products
  Corp. ......................       5,567         52,163
Simpson Manufacturing Co.,
  Inc. (b)....................       5,679        157,649
                                             ------------
                                                  301,386
                                             ------------
CAPITAL MARKETS -- 1.6%
Calamos Asset Management, Inc.
  (Class A) (b)...............       2,970         21,978
E*TRADE Financial Corp.
  (a)(b)......................      66,655         76,653
Fortress Investment Group LLC
  (Class A) (b)...............       5,940          5,940
GFI Group, Inc. (b)...........       9,387         33,230


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Greenhill & Co., Inc. (b).....       1,873   $    130,679
KBW, Inc. (a)(b)..............       4,977        114,471
Knight Capital Group,
  Inc. (Class A) (a)(b).......      13,545        218,752
Lazard, Ltd. (Class A) (b)....      11,395        338,887
MF Global, Ltd. (a)(b)........      14,711         30,011
optionsXpress Holdings,
  Inc. .......................       7,022         93,814
Penson Worldwide, Inc. (a)....       3,123         23,797
Pzena Investment Management,
  Inc. (Class A)..............         875          3,693
Riskmetrics Group, Inc.
  (a)(b)......................       4,619         68,777
TradeStation Group, Inc.
  (a)(b)......................       5,045         32,540
                                             ------------
                                                1,193,222
                                             ------------
CHEMICALS -- 1.1%
American Vanguard Corp. (b)...       2,878         33,673
Balchem Corp. (b).............       2,723         67,830
Calgon Carbon Corp. (a).......       8,064        123,863
Flotek Industries, Inc.
  (a)(b)......................       3,227          8,132
LSB Industries, Inc. (a)(b)...       2,191         18,229
Nalco Holding Co. ............      20,564        237,308
PolyOne Corp. (a)(b)..........      13,066         41,158
Rockwood Holdings, Inc. (a)...       6,882         74,326
The Scotts Miracle-Gro Co.
  (Class A)...................       6,573        195,349
Zoltek Cos., Inc. (a)(b)......       4,215         37,893
                                             ------------
                                                  837,761
                                             ------------
COMMERCIAL BANKS -- 1.2%
Bank of the Ozarks, Inc. (b)..       1,896         56,197
Cascade Bancorp (b)...........       2,898         19,562
CoBiz, Inc. (b)...............       3,014         29,356
East West Bancorp, Inc. (b)...       9,368        149,607
Nara Bancorp, Inc. (b)........       3,486         34,267
Pinnacle Financial Partners,
  Inc. (a)(b).................       3,464        103,262
PrivateBancorp, Inc. (b)......       4,683        152,010
Signature Bank (a)(b).........       5,242        150,393
Texas Capital Bancshares, Inc.
  (a).........................       4,555         60,855
UCBH Holdings, Inc. (b).......      16,867        116,045
Western Alliance Bancorp
  (a)(b)......................       3,954         39,896
                                             ------------
                                                  911,450
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.1%
American Ecology Corp. (b)....       2,355         47,642
American Reprographics Co.
  (a).........................       5,477         37,791
Cenveo, Inc. (a)(b)...........       7,035         31,306
Clean Harbors, Inc. (a)(b)....       3,019        191,525
EnergySolutions, Inc. (b).....      10,300         58,195
EnerNOC, Inc. (a)(b)..........       1,703         12,670
Fuel Tech, Inc. (a)(b)........       2,850         30,181
GeoEye, Inc. (a)(b)...........       2,616         50,306
Healthcare Services Group,
  Inc. (b)....................       5,863         93,398
HNI Corp. (b).................       5,072         80,340
Innerworkings, Inc. (a)(b)....       3,921         25,683
Interface, Inc. (Class A).....       8,002         37,129
Knoll, Inc. ..................       7,230         65,215
M&F Worldwide Corp. (a)(b)....       1,940         29,973
Metalico, Inc. (a)(b).........       3,964          6,144
Mine Safety Appliances Co.
  (b).........................       4,806        114,911
Mobile Mini, Inc. (a)(b)......       5,255         75,777
Rollins, Inc. ................       7,770        140,482
Schawk, Inc. (b)..............       1,943         22,267
Standard Parking Corp.
  (a)(b)......................       1,349         26,090
Steelcase, Inc. (Class A)
  (b).........................       9,402         52,839
Sykes Enterprises, Inc.
  (a)(b)......................       4,884         93,382
Team, Inc. (a)(b).............       2,740         75,898
Tetra Tech, Inc. (a)(b).......       8,965        216,505
The Brink's Co. ..............       5,821        156,468
The Geo Group, Inc. (a)(b)....       7,729        139,354
Waste Connections, Inc. (a)...      11,947        377,167
                                             ------------
                                                2,288,638
                                             ------------
COMMUNICATIONS EQUIPMENT -- 3.9%
Acme Packet, Inc. (a)(b)......       4,688         24,659
ADC Telecommunications, Inc.
  (a)(b)......................      17,704         96,841
Adtran, Inc. (b)..............       9,199        136,881
Airvana, Inc. (a)(b)..........       4,960         30,355
Arris Group, Inc. (a)(b)......      18,513        147,178
Aruba Networks, Inc. (a)(b)...       8,966         22,863
Avocent Corp. (a).............       6,615        118,475
BigBand Networks, Inc.
  (a)(b)......................       5,889         32,507
Blue Coat Systems, Inc.
  (a)(b)......................       5,706         47,930
Brocade Communications
  Systems, Inc. (a)(b)........      55,886        156,481
CIENA Corp. (a)(b)............      13,610         91,187
CommScope, Inc. (a)...........      10,515        163,403
Comtech Telecommunications
  Corp. (a)(b)................       3,658        167,610
Extreme Networks, Inc.
  (a)(b)......................      16,498         38,605
F5 Networks, Inc. (a)(b)......      12,078        276,103
Finisar Corp. (a)(b)..........      60,414         22,957
Harmonic, Inc. (a)(b).........      13,867         77,794
Harris Stratex Networks, Inc.
  (a)(b)......................       3,167         16,342
Hughes Communications, Inc.
  (a)(b)......................       1,238         19,734
Infinera Corp. (a)(b).........      13,857        124,159
InterDigital, Inc. (a)(b).....       6,476        178,090
Ixia (a)(b)...................       4,821         27,865
Netgear, Inc. (a)(b)..........       5,284         60,291
Neutral Tandem, Inc. (a)......       2,969         48,157
OpNext, Inc. (a)(b)...........       2,917          5,105
Plantronics, Inc. ............       7,352         97,046
Polycom, Inc. (a).............      12,408        167,632
Riverbed Technology, Inc.
  (a)(b)......................       7,885         89,810
ShoreTel, Inc. (a)(b).........       2,575         11,562
Sonus Networks, Inc. (a)(b)...      40,957         64,712
Starent Networks Corp.
  (a)(b)......................       4,786         57,097
Sycamore Networks, Inc. (a)...      28,243         75,974
Tekelec (a)(b)................       8,415        112,256
Utstarcom, Inc. (a)(b)........      13,925         25,761
ViaSat, Inc. (a)..............       4,594        110,624
                                             ------------
                                                2,944,046
                                             ------------
COMPUTERS & PERIPHERALS -- 1.0%
3PAR, Inc. (a)(b).............       4,780         36,663
Data Domain, Inc. (a)(b)......       5,454        102,535
Hypercom Corp. (a)............       6,792          7,335
Intermec, Inc. (a)(b).........       7,320         97,210
Isilon Systems, Inc. (a)(b)...       3,388         11,147
Novatel Wireless, Inc.
  (a)(b)......................       4,597         21,330
Palm, Inc. (a)(b).............      14,274         43,821
QLogic Corp. (a)(b)...........      19,063        256,207
Quantum Corp. (a)(b)..........      30,886         11,119
Rackable Systems, Inc.
  (a)(b)......................       4,397         17,324
STEC, Inc. (a)(b).............       3,840         16,358
Stratasys, Inc. (a)(b)........       2,986         32,100
Synaptics, Inc. (a)(b)........       5,124         84,853
                                             ------------
                                                  738,002
                                             ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
CONSTRUCTION & ENGINEERING -- 1.0%
Aecom Technology Corp.
  (a)(b)......................      11,289   $    346,911
Dycom Industries, Inc.
  (a)(b)......................       6,049         49,723
Furmanite Corp. (a)(b)........       5,453         29,391
Great Lakes Dredge & Dock
  Corp. (b)...................       6,559         27,220
Layne Christensen Co. (a)(b)..       2,772         66,556
Mastec, Inc. (a)(b)...........       7,287         84,383
Perini Corp. (a)(b)...........       4,226         98,804
Pike Electric Corp. (a)(b)....       2,636         32,423
                                             ------------
                                                  735,411
                                             ------------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (b).....       6,489        119,463
Headwaters, Inc. (a)(b).......       6,459         43,598
                                             ------------
                                                  163,061
                                             ------------
CONSUMER FINANCE -- 0.7%
AmeriCredit Corp. (a)(b)......      16,928        129,330
Cardtronics, Inc. (a)(b)......       2,323          2,997
Cash America International,
  Inc. (b)....................       4,395        120,203
CompuCredit Corp. (a)(b)......       4,306         23,812
Credit Acceptance Corp.
  (a)(b)......................         277          3,795
Ezcorp, Inc. (a)..............       5,652         85,967
First Cash Financial Services,
  Inc. (a)(b).................       3,760         71,666
Nelnet, Inc. (b)..............       4,152         59,498
The First Marblehead Corp.
  (a)(b)......................       9,603         12,388
World Acceptance Corp.
  (a)(b)......................       2,162         42,721
                                             ------------
                                                  552,377
                                             ------------
CONTAINERS & PACKAGING -- 0.1%
Boise, Inc. (a)(b)............       5,467          2,351
Graphic Packaging Holding Co.
  (a)(b)......................      11,757         13,403
Myers Industries, Inc. .......       3,721         29,768
                                             ------------
                                                   45,522
                                             ------------
DISTRIBUTORS -- 0.3%
LKQ Corp. (a)(b)..............      20,788        242,388
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 2.7%
American Public Education,
  Inc. (a)(b).................       2,030         75,496
Brink's Home Security
  Holdings, Inc. (a)..........       6,365        139,521
Capella Education Co. (a)(b)..       2,244        131,858
Career Education Corp.
  (a)(b)......................      13,343        239,373
Coinstar, Inc. (a)(b).........       3,834         74,801
Corinthian Colleges, Inc.
  (a)(b)......................      12,688        207,703
Grand Canyon Education, Inc.
  (a).........................       1,740         32,677
Hillenbrand, Inc. (b).........       9,387        156,575
Lincoln Educational Services
  Corp. (a)(b)................         672          8,904
Matthews International Corp.
  (Class A)...................       4,663        171,039
Pre-Paid Legal Services, Inc.
  (a)(b)......................       1,184         44,151
Sotheby's (b).................      10,252         91,140
Steiner Leisure, Ltd. (a)(b)..       2,186         64,531
Strayer Education, Inc. (b)...       2,141        459,052
thinkorswim Group, Inc.
  (a)(b)......................       7,192         40,419
Universal Technical Institute,
  Inc. (a)(b).................       3,349         57,502
                                             ------------
                                                1,994,742
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Asset Acceptance Capital Corp.
  (a)(b)......................       2,194         11,211
MarketAxess Holdings, Inc.
  (a).........................       4,127         33,676
MSCI, Inc. (Class A) (a)(b)...      10,518        186,800
NewStar Financial, Inc.
  (a)(b)......................       3,466         13,829
Portfolio Recovery Associates,
  Inc. (a)(b).................       2,216         74,990
                                             ------------
                                                  320,506
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
Cbeyond, Inc. (a)(b)..........       3,678         58,774
General Communication,
  Inc. (Class A) (a)(b).......       5,978         48,362
Global Crossing, Ltd. (a)(b)..       3,992         31,697
Globalstar, Inc. (a)(b).......       9,896          1,979
NTELOS Holdings Corp. ........       4,381        108,035
PAETEC Holding Corp. (a)(b)...      18,322         26,384
Premiere Global Services, Inc.
  (a).........................       8,402         72,341
Shenandoah Telecommunications
  Co. (b).....................       3,580        100,419
tw telecom, inc. (a)(b).......      22,225        188,246
Vonage Holdings Corp. (a)(b)..       9,733          6,424
                                             ------------
                                                  642,661
                                             ------------
ELECTRIC UTILITIES -- 0.4%
ITC Holdings Corp. (b)........       7,448        325,329
                                             ------------
ELECTRICAL EQUIPMENT -- 1.5%
Advanced Battery Technologies,
  Inc. (a)(b).................       5,892         15,673
American Superconductor Corp.
  (a)(b)......................       5,947         96,996
AZZ, Inc. (a)(b)..............       1,850         46,435
Encore Wire Corp. (b).........       2,747         52,083
Energy Conversion Devices,
  Inc. (a)(b).................       6,850        172,688
EnerSys (a)(b)................       6,223         68,453
Evergreen Solar, Inc. (a)(b)..      22,871         72,958
Franklin Electric Co., Inc.
  (b).........................       2,679         75,307
FuelCell Energy, Inc. (a)(b)..       9,369         36,352
General Cable Corp. (a)(b)....       8,010        141,697
GT Solar International, Inc.
  (a)(b)......................       4,677         13,516
II-VI, Inc. (a)...............       3,629         69,278
Orion Energy Systems, Inc.
  (a)(b)......................       3,243         17,545
Plug Power, Inc. (a)(b).......      11,065         11,286
Polypore International, Inc.
  (a).........................       2,844         21,501
Power-One, Inc. (a)(b)........      13,472         16,032
Valence Technology, Inc.
  (a)(b)......................       9,182         16,711
Vicor Corp. (b)...............       2,832         18,719
Woodward Governor Co. (b).....       8,652        199,169
                                             ------------
                                                1,162,399
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.1%
Benchmark Electronics, Inc.
  (a).........................       9,671        123,499
Brightpoint, Inc. (a).........       8,011         34,848
Cogent, Inc. (a)(b)...........       5,667         76,901
Cognex Corp. .................       5,552         82,170
CTS Corp. (b).................       4,722         26,018
Daktronics, Inc. (b)..........       5,724         53,577
DTS Inc. (a)(b)...............       2,717         49,857
Echelon Corp. (a)(b)..........       4,969         40,497
Electro Scientific Industries,
  Inc. (a)....................       3,843         26,094
FARO Technologies, Inc.
  (a)(b)......................       2,242         37,800
ICx Technologies, Inc.
  (a)(b)......................       2,084         16,484
Insight Enterprises, Inc.
  (a)(b)......................       6,872         47,417


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
IPG Photonics Corp. (a)(b)....       3,284   $     43,283
KEMET Corp. (a)(b)............      12,117          3,272
L-1 Identity Solutions, Inc.
  (a)(b)......................      11,796         79,505
Measurement Specialties, Inc.
  (a)(b)......................       1,996         13,872
MTS Systems Corp. (b).........       2,590         68,998
Multi-Fineline Electronix,
  Inc. (a)(b).................       1,192         13,934
National Instruments Corp.
  (b).........................       8,518        207,499
Newport Corp. (a).............       5,328         36,124
OSI Systems, Inc. (a).........       2,467         34,168
Plexus Corp. (a)(b)...........       5,859         99,310
Rofin-Sinar Technologies, Inc.
  (a).........................       4,299         88,473
Rogers Corp. (a)(b)...........       2,732         75,868
Sanmina-SCI Corp. (a)(b)......      78,573         36,929
Scansource, Inc. (a)(b).......       3,964         76,386
Smart Modular Technologies
  (WWH), Inc. (a).............       4,960          7,638
TTM Technologies, Inc.
  (a)(b)......................       6,358         33,125
Universal Display Corp.
  (a)(b)......................       4,516         42,676
                                             ------------
                                                1,576,222
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 3.0%
Allis-Chalmers Energy, Inc.
  (a)(b)......................       4,236         23,298
Atwood Oceanics, Inc. (a)(b)..       8,327        127,237
Basic Energy Services, Inc.
  (a)(b)......................       3,687         48,078
Bronco Drilling Co., Inc.
  (a)(b)......................       4,307         27,823
Cal Dive International, Inc.
  (a)(b)......................       6,167         40,147
CARBO Ceramics, Inc. (b)......       3,170        112,630
Complete Production Services,
  Inc. (a)(b).................       7,389         60,220
Dawson Geophysical Co.
  (a)(b)......................       1,107         19,716
Dresser-Rand Group, Inc.
  (a)(b)......................      12,188        210,243
Dril-Quip, Inc. (a)(b)........       4,438         91,023
ENGlobal Corp. (a)(b).........       2,752          8,944
Exterran Partners LP (b)......       1,570         17,631
Global Industries, Ltd.
  (a)(b)......................      12,550         43,799
Gulf Island Fabrication, Inc.
  (b).........................       1,855         26,731
Helix Energy Solutions Group,
  Inc. (a)(b).................      12,590         91,152
Hercules Offshore, Inc.
  (a)(b)......................      12,967         61,593
Hornbeck Offshore Services,
  Inc. (a)(b).................       3,509         57,337
ION Geophysical Corp. (a)(b)..      12,381         42,467
Key Energy Services, Inc.
  (a).........................      18,059         79,640
Lufkin Industries, Inc. ......       2,222         76,659
Matrix Service Co. (a)........       3,807         29,200
NATCO Group, Inc. (a)(b)......       3,030         45,995
Newpark Resources, Inc. (a)...      12,902         47,737
Oceaneering International,
  Inc. (a)(b).................       8,313        242,241
Oil States International, Inc.
  (a).........................       7,474        139,689
Parker Drilling Co. (a)(b)....      16,922         49,074
Pioneer Drilling Co. (a)(b)...       7,374         41,073
Precision Drilling Trust (b)..       3,896         32,689
RPC, Inc. (b).................       4,685         45,726
Superior Well Services, Inc.
  (a)(b)......................       2,177         21,770
T-3 Energy Services, Inc.
  (a).........................       1,766         16,671
Tesco Corp. (a)(b)............       4,668         33,330
Tetra Technologies, Inc.
  (a)(b)......................      11,201         54,437
Unit Corp. (a)(b).............       7,062        188,697
                                             ------------
                                                2,254,697
                                             ------------
FOOD & STAPLES RETAILING -- 0.9%
Arden Group, Inc. (Class A)
  (b).........................         187         23,562
BJ'S Wholesale Club, Inc.
  (a)(b)......................       8,922        305,668
Great Atlantic & Pacific Tea
  Co. (a)(b)..................       5,311         33,300
Pantry, Inc. (a)(b)...........       3,326         71,343
Pricesmart, Inc. (b)..........       2,232         46,113
Rite Aid Corp. (a)(b).........      89,277         27,676
Spartan Stores, Inc. (b)......       3,294         76,585
United Natural Foods, Inc.
  (a)(b)......................       5,896        105,067
                                             ------------
                                                  689,314
                                             ------------
FOOD PRODUCTS -- 0.8%
Cal-Maine Foods, Inc. (b).....       1,713         49,163
Darling International, Inc.
  (a).........................      11,643         63,920
Flowers Foods, Inc. (b).......      12,719        309,835
Green Mountain Coffee
  Roasters, Inc. (a)(b).......       2,642        102,246
J&J Snack Foods Corp. ........       2,090         74,989
                                             ------------
                                                  600,153
                                             ------------
GAS UTILITIES -- 0.1%
Spectra Energy Partners LP....       2,282         45,138
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.1%
Abaxis, Inc. (a)(b)...........       3,182         51,007
ABIOMED, Inc. (a)(b)..........       5,074         83,315
Accuray, Inc. (a)(b)..........       5,437         28,055
Align Technology, Inc.
  (a)(b)......................       8,730         76,387
American Medical Systems
  Holdings, Inc. (a)(b).......      10,874         97,757
Analogic Corp. (b)............       1,985         54,151
Arthrocare Corp. (a)(b).......       4,006         19,109
Conceptus, Inc. (a)(b)........       3,317         50,485
CryoLife, Inc. (a)(b).........       3,839         37,277
Cyberonics, Inc. (a)(b).......       3,239         53,670
Edwards Lifesciences Corp.
  (a)(b)......................       8,391        461,085
ev3, Inc. (a).................       9,972         60,829
Gen-Probe, Inc. (a)...........       8,105        347,218
Greatbatch, Inc. (a)(b).......       3,417         90,414
Haemonetics Corp. (a)(b)......       3,761        212,496
I-Flow Corp. (a)(b)...........       3,775         18,120
ICU Medical, Inc. (a).........       1,986         65,816
Immucor, Inc. (a).............      10,539        280,127
Insulet Corp. (a)(b)..........       3,147         24,295
Integra LifeSciences Holdings
  Corp. (a)(b)................       3,095        110,089
Kensey Nash Corp. (a).........       1,302         25,272
Masimo Corp. (a)(b)...........       7,108        212,032
Mentor Corp. (b)..............       5,048        156,135
Meridian Bioscience, Inc.
  (b).........................       5,865        149,381
Merit Medical Systems, Inc.
  (a).........................       4,176         74,876
Natus Medical, Inc. (a).......       4,087         52,927
NuVasive, Inc. (a)(b).........       5,353        185,481
OraSure Technologies, Inc.
  (a).........................       6,317         23,247
Palomar Medical Technologies,
  Inc. (a)(b).................       2,581         29,759
Quidel Corp. (a)..............       4,240         55,417
ResMed, Inc. (a)(b)...........      11,262        422,100
RTI Biologics, Inc. (a)(b)....       7,283         20,101
Sirona Dental Systems, Inc.
  (a).........................       2,662         27,951
SonoSite, Inc. (a)............       2,526         48,196
SurModics, Inc. (a)(b)........       2,343         59,208
Symmetry Medical, Inc.
  (a)(b)......................       4,841         38,583
Thoratec Corp. (a)(b).........       8,393        272,689
TomoTherapy, Inc. (a)(b)......       6,677         15,891
Trans1, Inc. (a)(b)...........       1,488         10,728


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Volcano Corp. (a)(b)..........       4,765   $     71,475
West Pharmaceutical Services,
  Inc. (b)....................       4,862        183,638
Wright Medical Group, Inc.
  (a)(b)......................       5,643        115,286
Zoll Medical Corp. (a)(b).....       3,046         57,539
                                             ------------
                                                4,529,614
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.7%
Air Methods Corp. (a)(b)......       1,599         25,568
Alliance Imaging, Inc.
  (a)(b)......................       4,285         34,151
Amedisys, Inc. (a)(b).........       4,036        166,848
AMERIGROUP Corp. (a)..........       7,864        232,145
AMN Healthcare Services, Inc.
  (a).........................       4,802         40,625
AmSurg Corp. (a)..............       4,646        108,438
Assisted Living Concepts, Inc.
  (a)(b)......................       7,901         32,789
athenahealth, Inc. (a)(b).....       3,152        118,578
Brookdale Senior Living, Inc.
  (b).........................       6,057         33,798
CardioNet, Inc. (a)(b)........       3,394         83,662
Centene Corp. (a).............       6,468        127,484
Chemed Corp. (b)..............       3,354        133,389
Corvel Corp. (a)..............       1,228         26,991
Cross Country Healthcare, Inc.
  (a).........................       4,361         38,333
Emeritus Corp. (a)(b).........       2,933         29,418
Genoptix, Inc. (a)............       1,275         43,452
Gentiva Health Services, Inc.
  (a)(b)......................       4,310        126,111
Health Management Associates,
  Inc. (Class A) (a)(b).......      36,848         65,958
HealthExtras, Inc. (a)........       5,189        126,352
Healthsouth Corp. (a)(b)......      13,225        144,946
Healthspring, Inc. (a)(b).....       7,835        156,465
Healthways, Inc. (a)(b).......       4,981         57,182
HMS Holdings Corp. (a)(b).....       3,516        110,824
inVentiv Health, Inc. (a)(b)..       4,840         55,854
IPC The Hospitalist Co.
  (a)(b)......................       1,707         28,729
LHC Group, Inc. (a)(b)........       2,220         79,920
Molina Healthcare, Inc.
  (a)(b)......................       1,974         34,762
MWI Veterinary Supply, Inc.
  (a)(b)......................       1,637         44,134
Nighthawk Radiology Holdings,
  Inc. (a)(b).................       3,168         15,396
Odyssey Healthcare, Inc.
  (a)(b)......................       4,896         45,288
Pediatrix Medical Group, Inc.
  (a).........................       6,791        215,275
PharMerica Corp. (a)(b).......       4,210         65,971
PSS World Medical, Inc.
  (a)(b)......................       9,023        169,813
Psychiatric Solutions, Inc.
  (a)(b)......................       7,886        219,625
Skilled Healthcare Group, Inc.
  (Class A) (a)(b)............       2,822         23,818
Sun Healthcare Group, Inc.
  (a).........................       5,549         49,109
Sunrise Assisted Living, Inc.
  (a)(b)......................       6,473         10,875
Triple-S Management Corp.
  (Class B) (a)(b)............       2,589         29,773
Universal American Financial
  Corp. (a)(b)................       5,877         51,835
VCA Antech, Inc. (a)(b).......      12,564        249,772
Virtual Radiologic Corp.
  (a)(b)......................       1,068          9,057
WellCare Health Plans, Inc.
  (a)(b)......................       6,333         81,442
                                             ------------
                                                3,543,955
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.7%
Allscripts-Misys Healthcare
  Solutions, Inc. (b).........       8,773         87,028
Eclipsys Corp. (a)(b).........       8,170        115,932
HLTH Corp. (a)(b).............      13,375        139,903
MedAssets, Inc. (a)(b)........       4,507         65,802
Omnicell, Inc. (a)(b).........       4,553         55,592
Phase Forward, Inc. (a)(b)....       6,305         78,939
                                             ------------
                                                  543,196
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 3.3%
Ambassadors Group, Inc. (b)...       2,888         26,570
Bally Technologies, Inc.
  (a)(b)......................       8,139        195,580
BJ's Restaurants, Inc.
  (a)(b)......................       2,920         31,448
Brinker International, Inc. ..      15,300        161,262
Buffalo Wild Wings, Inc.
  (a)(b)......................       2,591         66,459
California Pizza Kitchen, Inc.
  (a).........................       3,776         40,479
CEC Entertainment, Inc.
  (a)(b)......................       3,331         80,777
Chipotle Mexican Grill, Inc.
  (a)(b)......................       4,964        307,669
Choice Hotels International,
  Inc. (b)....................       5,099        153,276
CKE Restaurants, Inc. ........       6,992         60,691
Gaylord Entertainment Co.
  (a)(b)......................       6,148         66,644
Great Wolf Resorts, Inc.
  (a)(b)......................       4,109          6,328
Interval Leisure Group, Inc.
  (a).........................       5,927         31,947
Life Time Fitness, Inc.
  (a)(b)......................       5,285         68,441
Morgans Hotel Group Co.
  (a)(b)......................       4,430         20,644
Orient-Express Hotels, Ltd.
  (Class A) (b)...............       6,007         46,014
P F Chang's China Bistro, Inc.
  (a)(b)......................       3,456         72,369
Panera Bread Co. (Class A)
  (a).........................       4,531        236,699
Papa John's International,
  Inc. (a)(b).................       3,224         59,418
Peet's Coffee & Tea, Inc.
  (a)(b)......................       2,113         49,127
Red Robin Gourmet Burgers,
  Inc. (a)(b).................       2,050         34,501
Scientific Games Corp. (Class
  A) (a)(b)...................      10,489        183,977
Shuffle Master, Inc. (a)(b)...       7,614         37,765
Sonic Corp. (a)(b)............       9,005        109,591
Texas Roadhouse,
  Inc. (Class A) (a)(b).......       7,588         58,807
The Cheesecake Factory, Inc.
  (a)(b)......................       8,372         84,557
The Steak n Shake Co. (a)(b)..       4,251         25,293
WMS Industries, Inc. (a)(b)...       6,674        179,531
                                             ------------
                                                2,495,864
                                             ------------
HOUSEHOLD DURABLES -- 0.5%
Champion Enterprises, Inc.
  (a)(b)......................      11,894          6,661
Harman International
  Industries, Inc. (b)........       8,777        146,839
iRobot Corp. (a)(b)...........       2,789         25,185
Jarden Corp. (a)(b)...........      10,471        120,416
Tempur-Pedic International,
  Inc. .......................      10,507         74,495
                                             ------------
                                                  373,596
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. (b)..       2,753         87,738
Synthesis Energy Systems, Inc.
  (a)(b)......................       4,547          3,092
                                             ------------
                                                   90,830
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Raven Industries, Inc. (b)....       2,738         65,986
Seaboard Corp. (b)............          54         64,476
                                             ------------
                                                  130,462
                                             ------------
INSURANCE -- 0.3%
Crawford & Co. (a)(b).........       3,719         54,074
Donegal Group, Inc. (b).......       1,975         33,121


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
eHealth, Inc. (a)(b)..........       3,797   $     50,424
Tower Group, Inc. (b).........       3,087         87,084
                                             ------------
                                                  224,703
                                             ------------
INTERNET & CATALOG RETAIL -- 0.7%
1-800-FLOWERS.COM,
  Inc. (Class A) (a)(b).......       3,152         12,041
Blue Nile, Inc. (a)(b)........       2,210         54,123
Gaiam, Inc. (Class A) (a)(b)..       2,113          9,762
HSN, Inc. (a)(b)..............       5,927         43,089
Netflix, Inc. (a)(b)..........       6,873        205,434
NutriSystem, Inc. (b).........       4,155         60,621
Orbitz Worldwide, Inc.
  (a)(b)......................       5,367         20,824
Overstock.com, Inc. (a)(b)....       2,268         24,449
Shutterfly, Inc. (a)(b).......       1,870         13,071
Stamps.com, Inc. (a)..........       2,514         24,713
Ticketmaster (a)(b)...........       5,941         38,141
                                             ------------
                                                  506,268
                                             ------------
INTERNET SOFTWARE & SERVICES -- 2.9%
Ariba, Inc. (a)(b)............      12,871         92,800
Art Technology Group, Inc.
  (a).........................      19,305         37,259
Bankrate, Inc. (a)(b).........       2,196         83,448
comScore, Inc. (a)(b).........       2,524         32,181
Constant Contact, Inc.
  (a)(b)......................       1,936         25,652
DealerTrack Holdings, Inc.
  (a).........................       5,500         65,395
Dice Holdings, Inc. (a)(b)....       3,470         14,158
Digital River, Inc. (a).......       5,654        140,219
DivX, Inc. (a)(b).............       4,047         21,166
EarthLink, Inc. (a)(b)........      16,111        108,910
Equinix, Inc. (a)(b)..........       4,815        256,110
GSI Commerce, Inc. (a)(b).....       3,174         33,390
Infospace, Inc. (b)...........       5,280         39,864
Internap Network Services
  Corp. (a)(b)................       7,058         17,645
Interwoven, Inc. (a)..........       6,859         86,423
j2 Global Communications, Inc.
  (a).........................       6,667        133,607
Limelight Networks, Inc.
  (a)(b)......................       5,356         13,122
LoopNet, Inc. (a)(b)..........       3,952         26,953
Marchex, Inc. (Class B) (b)...       4,149         24,189
ModusLink Global Solutions,
  Inc. (a)....................       7,267         21,002
Move, Inc. (a)(b).............      21,329         34,126
NIC, Inc. (b).................       5,830         26,818
Omniture, Inc. (a)(b).........      10,843        115,370
Perficient, Inc. (a)(b).......       4,718         22,552
Rackspace Hosting, Inc.
  (a)(b)......................       2,434         13,095
RealNetworks, Inc. (a)(b).....      13,556         47,853
S1 Corp. (a)..................       7,010         55,309
SAVVIS, Inc. (a)(b)...........       5,593         38,536
SonicWALL, Inc. (a)(b)........       7,747         30,833
Switch & Data Facilities Co.,
  Inc. (a)(b).................       3,226         23,840
TechTarget, Inc. (a)..........       1,056          4,562
Terremark Worldwide, Inc.
  (a)(b)......................       6,296         24,491
The Knot, Inc. (a)(b).........       4,398         36,591
ValueClick, Inc. (a)..........      12,799         87,545
Vignette Corp. (a)(b).........       3,745         35,240
VistaPrint, Ltd. (a)(b).......       6,213        115,624
Vocus, Inc. (a)...............       2,831         51,553
WebMD Health Corp. (Class A)
  (a)(b)......................       1,182         27,883
Websense, Inc. (a)(b).........       6,621         99,116
                                             ------------
                                                2,164,430
                                             ------------
IT SERVICES -- 3.1%
Acxiom Corp. (b)..............       9,689         78,578
Broadridge Financial
  Solutions, Inc. ............      20,857        261,547
CACI International,
  Inc. (Class A) (a)(b).......       4,507        203,221
CIBER, Inc. (a)...............       7,924         38,114
CyberSource Corp. (a)(b)......      10,530        126,255
Euronet Worldwide, Inc.
  (a)(b)......................       7,047         81,816
ExlService Holdings, Inc.
  (a)(b)......................       2,408         20,637
Forrester Research, Inc. (a)..       2,121         59,833
Gartner, Inc. (a)(b)..........       9,597        171,114
Genpact, Ltd. (a)(b)..........       8,244         67,766
Global Cash Access, Inc.
  (a)(b)......................       6,103         13,549
Heartland Payment Systems,
  Inc. (b)....................       4,357         76,247
iGate Corp. (a)...............       5,798         37,745
Integral Systems Inc. (a).....       2,595         31,270
Lionbridge Technologies, Inc.
  (a).........................       7,712          9,640
Mantech International Corp.
  (Class A) (a)(b)............       3,100        167,989
NeuStar, Inc. (Class A) (a)...      11,662        223,094
Perot Systems Corp. (Class A)
  (a).........................      13,048        178,366
RightNow Technologies, Inc.
  (a).........................       3,700         28,601
Sapient Corp. (a)(b)..........      12,007         53,311
SRA International, Inc.
  (a)(b)......................       6,194        106,846
Syntel, Inc. (b)..............       1,814         41,940
TeleTech Holdings, Inc.
  (a)(b)......................       5,765         48,138
TNS, Inc. (a)(b)..............       3,654         34,311
VeriFone Holdings, Inc.
  (a)(b)......................      10,959         53,699
Wright Express Corp. (a)......       5,829         73,445
                                             ------------
                                                2,287,072
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Leapfrog Enterprises, Inc.
  (a)(b)......................       4,915         17,202
Marine Products Corp. (b).....       1,998         11,229
Pool Corp. (b)................       7,178        128,989
Smith & Wesson Holding Corp.
  (a)(b)......................       6,052         13,738
                                             ------------
                                                  171,158
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 2.0%
Affymetrix, Inc. (a)(b).......      10,158         30,372
Albany Molecular Research,
  Inc. (a)(b).................       3,229         31,450
Bio-Rad Laboratories,
  Inc. (Class A) (a)..........       2,876        216,592
Bruker Corp. (a)(b)...........       7,686         31,051
Dionex Corp. (a)..............       2,670        119,749
Enzo Biochem, Inc. (a)(b).....       5,448         26,641
eResearch Technology, Inc.
  (a)(b)......................       6,270         41,570
Exelixis, Inc. (a)(b).........      15,789         79,261
Kendle International, Inc.
  (a)(b)......................       1,891         48,636
Luminex Corp. (a)(b)..........       6,099        130,275
Medivation, Inc. (a)(b).......       3,719         54,186
Nektar Therapeutics (a)(b)....      13,720         76,283
PAREXEL International Corp.
  (a).........................       8,524         82,768
PharmaNet Development Group,
  Inc. (a)(b).................       2,704          2,461
Sequenom, Inc. (a)(b).........       7,683        152,431
Techne Corp. .................       5,811        374,926
                                             ------------
                                                1,498,652
                                             ------------
MACHINERY -- 3.3%
Actuant Corp. (Class A) (b)...       8,425        160,244
Altra Holdings, Inc. (a)(b)...       3,957         31,300
American Railcar Industries,
  Inc. (b)....................       1,213         12,773


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Badger Meter, Inc. (b)........       2,151   $     62,422
Chart Industries, Inc. (a)....       4,138         43,987
CLARCOR, Inc. ................       7,654        253,960
Columbus McKinnon Corp.
  (a)(b)......................       2,959         40,390
Dynamic Materials Corp. (b)...       1,873         36,168
Energy Recovery, Inc. (a)(b)..       4,821         36,543
ESCO Technologies, Inc.
  (a)(b)......................       3,930        160,933
Force Protection, Inc.
  (a)(b)......................      10,492         62,742
Gardner Denver, Inc. (a)......       7,710        179,951
Graco, Inc. (b)...............       8,960        212,621
Graham Corp. (b)..............       1,490         16,122
K-Tron International, Inc.
  (a)(b)......................         375         29,963
L.B. Foster Co. (a)...........       1,610         50,361
Lindsay Manufacturing Co.
  (b).........................       1,728         54,933
Middleby Corp. (a)(b).........       2,474         67,466
Nordson Corp. (b).............       4,589        148,179
Oshkosh Corp. (b).............      11,242         99,941
RBC Bearings, Inc. (a)(b).....       3,248         65,869
Sun Hydraulics Corp. (b)......       1,845         34,760
The Gorman-Rupp Co. (b).......       2,158         67,157
The Toro Co. (b)..............       5,295        174,735
Titan International, Inc.
  (b).........................       5,233         43,172
Wabash National Corp. (b).....       4,685         21,083
Wabtec Corp. (b)..............       7,298        290,095
                                             ------------
                                                2,457,870
                                             ------------
MARINE -- 0.4%
American Commercial Lines,
  Inc. (a)....................       5,484         26,872
Horizon Lines, Inc. (b).......       4,460         15,565
Kirby Corp. (a)(b)............       8,089        221,315
TBS International, Ltd.
  (a)(b)......................       2,353         23,601
                                             ------------
                                                  287,353
                                             ------------
MEDIA -- 1.6%
Arbitron, Inc. ...............       4,081         54,196
Charter Communications, Inc.
  (a)(b)......................      56,130          4,592
Cinemark Holdings, Inc. (b)...       5,187         38,539
CKX, Inc. (a).................       9,970         36,590
Crown Media Holdings,
  Inc. (Class A) (a)(b).......       1,333          3,799
Dolan Media Co. (a)(b)........       3,769         24,838
Entravision Communications
  Corp. (a)(b)................       8,038         12,539
Interactive Data Corp. (b)....       5,431        133,929
John Wiley & Sons, Inc. (Class
  A) (b)......................       7,607        270,657
Liberty Media Corp.-
  Interactive (Series A)
  (a)(b)......................      13,494         63,557
Live Nation, Inc. (a)(b)......      11,465         65,809
Martha Stewart Living
  Omnimedia,
  Inc. (Class A) (a)(b).......       3,429          8,915
Marvel Entertainment, Inc.
  (a)(b)......................       7,768        238,866
Mediacom Communications Corp.
  (a)(b)......................       5,704         24,527
Morningstar, Inc. (a)(b)......       2,702         95,921
National CineMedia, Inc. (b)..       6,317         64,054
Primedia, Inc. ...............       2,712          5,885
R.H. Donnelley Corp. (a)(b)...      10,735          3,972
Warner Music Group Corp. .....       8,762         26,461
                                             ------------
                                                1,177,646
                                             ------------
METALS & MINING -- 0.8%
AM Castle & Co. (b)...........       2,536         27,465
Brush Engineered Materials,
  Inc. (a)....................       3,090         39,305
Coeur d' Alene Mines Corp.
  (a)(b)......................      82,205         72,340
General Moly, Inc. (a)(b).....       9,124         10,766
Hecla Mining Co. (a)(b).......      24,086         67,441
Royal Gold, Inc. (b)..........       4,775        234,978
Stillwater Mining Co. (a)(b)..       6,582         32,515
Titanium Metals Corp. (b).....      14,841        130,749
                                             ------------
                                                  615,559
                                             ------------
MULTILINE RETAIL -- 0.2%
99 Cents Only Stores (a)......       8,120         88,751
Fred's, Inc. (Class A) (b)....       5,622         60,493
Retail Ventures, Inc. (a)(b)..       3,794         13,165
                                             ------------
                                                  162,409
                                             ------------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp.
  (Class A) (a)(b)............       9,483        192,125
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 5.1%
Alliance Holdings GP LP.......       1,771         26,211
Alon USA Energy, Inc. (b).....       1,741         15,930
Arena Resources, Inc. (a)(b)..       5,673        159,355
Atlas America, Inc. (b).......       5,482         81,408
Atlas Energy Resources LLC....       4,913         62,739
Atlas Pipeline Holdings LP
  (b).........................       1,412          5,337
ATP Oil & Gas Corp. (a)(b)....       4,122         24,114
Aventine Renewable Energy
  Holdings, Inc. (a)(b).......       4,049          2,632
Berry Petroleum Co. (Class A)
  (b).........................       5,948         44,967
Bill Barrett Corp. (a)(b).....       4,956        104,720
BPZ Resources, Inc. (a)(b)....       8,397         53,741
BreitBurn Energy Partners LP..       7,750         54,289
Brigham Exploration Co.
  (a)(b)......................       5,182         16,582
Carrizo Oil & Gas, Inc.
  (a)(b)......................       3,993         64,287
Cheniere Energy Partners LP
  (b).........................       2,114          7,843
Cheniere Energy, Inc. (a)(b)..       6,840         19,494
Clean Energy Fuels Corp.
  (a)(b)......................       4,184         25,271
Comstock Resources, Inc.
  (a)(b)......................       6,848        323,568
Concho Resources, Inc. (a)....       9,415        214,850
Crosstex Energy, Inc. (b).....       6,906         26,933
CVR Energy, Inc. (a)(b).......       7,967         31,868
Delek US Holdings, Inc. (b)...       2,268         11,998
Delta Petroleum Corp. (a)(b)..       9,872         46,991
Duncan Energy Partners LP
  (b).........................       2,276         30,954
Eagle Rock Energy Partners
  LP..........................       5,988         28,203
El Paso Pipeline Partners LP
  (b).........................       3,736         58,282
Enbridge Energy Management LLC
  (a)(b)......................       1,790         43,765
Energy Partners, Ltd. (a)(b)..       3,791          5,118
EXCO Resources, Inc. (a)......      25,826        233,984
Foundation Coal Holdings,
  Inc. .......................       6,846         95,981
Frontier Oil Corp. (b)........      15,585        196,839
Gastar Exploration Ltd. (a)...      22,922          7,564
Genesis Energy LP (b).........       3,600         31,428
GeoMet, Inc. (a)(b)...........       2,991          5,144
GMX Resources, Inc. (a)(b)....       2,845         72,035
Goodrich Petroleum Corp.
  (a)(b)......................       4,005        119,950
Gulfport Energy Corp. (a)(b)..       3,858         15,239
Hiland Holdings GP LP (b).....       1,256          2,964
Holly Corp. (b)...............       6,365        116,034
International Coal Group, Inc.
  (a)(b)......................      15,433         35,496
Legacy Reserves LP............       2,406         22,436
Magellan Midstream Holdings LP
  (b).........................       3,164         43,885
Mariner Energy, Inc. (a)(b)...      12,365        126,123
McMoRan Exploration Co.
  (a)(b)......................       9,557         93,659


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Parallel Petroleum Corp.
  (a)(b)......................       6,076   $     12,213
Penn Virginia Corp. ..........       6,258        162,583
Penn Virginia GP Holdings LP
  (b).........................       2,886         28,658
Petroleum Development Corp.
  (a).........................       2,183         52,545
Petroquest Energy, Inc.
  (a)(b)......................       6,269         42,378
Regency Energy Partners LP
  (b).........................       5,626         45,289
Rentech, Inc. (a)(b)..........      24,641         16,756
Rex Energy Corp. (a)(b).......       3,592         10,560
Rosetta Resources, Inc.
  (a)(b)......................       7,535         53,348
SemGroup Energy Partners LP...       3,084          7,772
St. Mary Land & Exploration
  Co. (b).....................       9,337        189,634
Targa Resources Partners LP
  (b).........................       5,023         38,928
Teekay Offshore Partners LP
  (b).........................       2,486         27,097
Venoco, Inc. (a)(b)...........       3,143          8,518
VeraSun Energy Corp. (a)(b)...       2,894            159
Warren Resources, Inc.
  (a)(b)......................       8,361         16,638
Western Gas Partners LP.......       3,106         39,850
Western Refining, Inc. (b)....       4,018         31,180
Williams Pipeline Partners
  LP..........................       2,542         36,046
World Fuel Services Corp.
  (b).........................       4,355        161,135
                                             ------------
                                                3,791,498
                                             ------------
PERSONAL PRODUCTS -- 1.0%
Bare Escentuals, Inc. (a)(b)..      10,132         52,990
Chattem, Inc. (a)(b)..........       2,530        180,971
Elizabeth Arden, Inc. (a)(b)..       4,008         50,541
Herbalife, Ltd. ..............       9,630        208,778
Inter Parfums, Inc. (b).......       2,107         16,182
NBTY, Inc. (a)(b).............       8,422        131,804
Prestige Brands Holdings, Inc.
  (a).........................       5,225         55,124
USANA Health Sciences, Inc.
  (a)(b)......................       1,006         34,446
                                             ------------
                                                  730,836
                                             ------------
PHARMACEUTICALS -- 1.7%
Akorn, Inc. (a)(b)............       7,556         17,379
Auxilium Pharmaceuticals, Inc.
  (a)(b)......................       5,917        168,280
Biodel, Inc. (a)..............       2,110         10,170
BioForm Medical, Inc. (a)(b)..       1,473          1,340
Caraco Pharmaceutical
  Laboratories, Ltd. (a)......       1,772         10,490
Jazz Pharmaceuticals, Inc.
  (a).........................       2,738          5,284
Medicis Pharmaceutical Corp.
  (Class A) (b)...............       8,316        115,592
Noven Pharmaceuticals, Inc.
  (a)(b)......................       3,838         42,218
Pain Therapeutics, Inc.
  (a)(b)......................       5,182         30,677
Salix Pharmaceuticals, Ltd.
  (a)(b)......................       7,118         62,852
Sepracor, Inc. (a)(b).........      16,309        179,073
Sucampo Pharmaceuticals, Inc.
  (a)(b)......................       1,179          6,779
The Medicines Co. (a).........       7,807        114,997
Valeant Pharmaceuticals
  International (a)(b)........      10,375        237,588
Viropharma, Inc. (a)..........      11,691        152,217
VIVUS, Inc. (a)(b)............      10,389         55,270
Xenoport, Inc. (a)(b).........       3,265         81,886
                                             ------------
                                                1,292,092
                                             ------------
PROFESSIONAL SERVICES -- 1.6%
Administaff, Inc. ............       3,302         71,587
Advisory Board Co. (a)(b).....       2,328         51,914
CBIZ, Inc. (a)(b).............       7,430         64,270
CoStar Group, Inc. (a)(b).....       2,912         95,921
CRA International, Inc.
  (a)(b)......................       1,641         44,192
Diamond Management &
  Technology Consultants, Inc.
  (b).........................       4,007         16,870
Exponent, Inc. (a)............       2,016         60,641
First Advantage Corp. (Class
  A) (a)(b)...................       1,660         23,489
Hill International, Inc.
  (a)(b)......................       4,580         32,243
Huron Consulting Group, Inc.
  (a)(b)......................       3,066        175,590
Kforce, Inc. (a)(b)...........       5,435         41,741
Korn/Ferry International
  (a)(b)......................       6,903         78,832
LECG Corp. (a)(b).............       3,195         21,439
Navigant Consulting, Inc.
  (a)(b)......................       7,258        115,185
Resources Connection, Inc.
  (a).........................       6,777        111,007
Spherion Corp. (a)............       7,505         16,586
The Corporate Executive Board
  Co. ........................       5,185        114,381
TrueBlue, Inc. (a)(b).........       6,365         60,913
                                             ------------
                                                1,196,801
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
Alexander's, Inc. (b).........         396        100,940
BioMed Realty Trust, Inc.
  (b).........................      11,811        138,425
Cedar Shopping Centers, Inc.
  (b).........................       6,677         47,273
Corporate Office Properties
  Trust (b)...................       7,724        237,127
Digital Realty Trust, Inc.
  (b).........................      10,015        328,993
Equity Lifestyle Properties,
  Inc. (b)....................       3,455        132,534
Tanger Factory Outlet Centers,
  Inc. (b)....................       4,731        177,980
Taubman Centers, Inc. (b).....       7,965        202,789
                                             ------------
                                                1,366,061
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Tejon Ranch Co. (a)...........       1,855         45,893
                                             ------------
ROAD & RAIL -- 1.2%
Genesee & Wyoming, Inc. (Class
  A) (a)......................       4,761        145,211
Heartland Express, Inc. (b)...       8,883        139,996
Knight Transportation, Inc.
  (b).........................       8,502        137,052
Landstar Systems, Inc. (b)....       7,936        304,980
Marten Transport, Ltd. (a)....       2,235         42,376
Old Dominion Freight Line,
  Inc. (a)....................       4,530        128,924
                                             ------------
                                                  898,539
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.1%
Advanced Analogic
  Technologies, Inc. (a)......       7,436         22,457
Advanced Energy Industries,
  Inc. (a)....................       4,970         49,452
Amkor Technology, Inc. (a)....      15,564         33,930
Anadigics, Inc. (a)(b)........       9,109         13,481
Applied Micro Circuits Corp.
  (a)(b)......................       9,612         37,775
Atheros Communications, Inc.
  (a)(b)......................       8,966        128,304
Atmel Corp. (a)(b)............      67,818        212,270
ATMI, Inc. (a)(b).............       4,664         71,966
Axcelis Technologies, Inc.
  (a).........................      14,725          7,510
Brooks Automation, Inc.
  (a)(b)......................       8,653         50,274
Cabot Microelectronics Corp.
  (a).........................       3,508         91,454
Cavium Networks, Inc. (a)(b)..       5,188         54,526
Cirrus Logic, Inc. (a)(b).....       8,440         22,619
Conexant Systems, Inc. (a)....       6,859          4,698
Cree, Inc. (a)(b).............      11,936        189,424
Cymer, Inc. (a)(b)............       4,489         98,354
Diodes, Inc. (a)(b)...........       4,589         27,809
EMCORE Corp. (a)(b)...........       9,805         12,747
FEI Co. (a)(b)................       5,452        102,825
Formfactor, Inc. (a)(b).......       7,248        105,821
Hittite Microwave Corp.
  (a)(b)......................       2,418         71,234
Integrated Device Technology,
  Inc. (a)....................      25,887        145,226
International Rectifier Corp.
  (a).........................      10,765        145,328


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
IXYS Corp. ...................       3,721   $     30,735
Kulicke & Soffa Industries,
  Inc. (a)(b).................       7,544         12,825
Mattson Technology, Inc.
  (a)(b)......................       6,920          9,757
Micrel, Inc. .................       7,440         54,386
Microsemi Corp. (a)...........      11,702        147,913
MKS Instruments, Inc. (a).....       6,420         94,952
Monolithic Power Systems, Inc.
  (a)(b)......................       4,500         56,745
Netlogic Microsystems, Inc.
  (a)(b)......................       2,656         58,459
Novellus Systems, Inc.
  (a)(b)......................      15,074        186,013
OmniVision Technologies, Inc.
  (a)(b)......................       7,997         41,984
PMC-Sierra, Inc. (a)(b).......      32,764        159,233
Power Integrations, Inc. (b)..       4,465         88,764
Rambus, Inc. (a)(b)...........      15,880        252,810
RF Micro Devices, Inc.
  (a)(b)......................      37,642         29,361
Rubicon Technology, Inc.
  (a)(b)......................       1,990          8,477
Semtech Corp. (a)(b)..........       9,171        103,357
Sigma Designs, Inc. (a)(b)....       3,796         36,062
Silicon Image, Inc. (a)(b)....      10,587         44,465
Silicon Laboratories, Inc.
  (a)(b)......................       6,887        170,660
Silicon Storage Technology,
  Inc. (a)....................      13,425         30,743
Skyworks Solutions, Inc. (a)..      24,508        135,774
Spansion, Inc. (a)(b).........      19,342          3,661
Teradyne, Inc. (a)............      24,960        105,331
Tessera Technologies, Inc.
  (a).........................       7,232         85,916
Trident Microsystems, Inc.
  (a)(b)......................       8,834         16,696
TriQuint Semiconductor, Inc.
  (a).........................      21,637         74,431
Ultratech, Inc. (a)(b)........       2,781         33,261
Zoran Corp. (a)...............       7,691         52,530
                                             ------------
                                                3,824,785
                                             ------------
SOFTWARE -- 5.9%
ACI Worldwide, Inc. (a)(b)....       5,145         81,805
Advent Software, Inc. (a)(b)..       2,700         53,919
Blackbaud, Inc. ..............       6,418         86,643
Blackboard, Inc. (a)(b).......       4,346        113,996
Cadence Design Systems, Inc.
  (a)(b)......................      38,939        142,517
Commvault Systems, Inc.
  (a)(b)......................       4,772         63,993
Concur Technologies, Inc.
  (a)(b)......................       7,437        244,082
Deltek, Inc. (a)(b)...........       1,338          6,208
Epicor Software Corp. (a)(b)..       6,377         30,610
Factset Research Systems, Inc.
  (b).........................       6,433        284,596
Fair Isaac Corp. (b)..........       7,235        121,982
FalconStor Software, Inc.
  (a)(b)......................       5,591         15,543
i2 Technologies, Inc. (a)(b)..       2,419         15,457
Informatica Corp. (a).........      13,374        183,625
Jack Henry & Associates, Inc.
  (b).........................      12,750        247,477
JDA Software Group, Inc. (a)..       4,413         57,943
Kenexa Corp. (a)(b)...........       2,842         22,679
Lawson Software, Inc. (a)(b)..      18,351         86,984
Macrovision Solutions Corp.
  (a)(b)......................      12,390        156,733
Magma Design Automation, Inc.
  (a)(b)......................       5,481          5,591
Manhattan Associates, Inc.
  (a).........................       3,551         56,141
Mentor Graphics Corp. (a).....      13,719         70,927
MICROS Systems, Inc. (a)......      12,036        196,428
MicroStrategy, Inc. (a)(b)....       1,415         52,539
Midway Games, Inc. (a)(b).....       1,534            291
Monotype Imaging Holdings,
  Inc. (a)(b).................       3,478         20,172
MSC Software Corp. (a)........       6,720         44,890
Netscout Systems, Inc. (a)....       3,945         34,006
NetSuite, Inc. (a)............       2,748         23,193
Nuance Communications, Inc.
  (a)(b)......................      28,126        291,385
Parametric Technology Corp.
  (a).........................      17,544        221,932
Pegasystems, Inc. ............       2,347         29,009
Progress Software Corp. (a)...       5,934        114,289
Quality Systems, Inc. (b).....       2,705        117,992
Quest Software, Inc. (a)(b)...       9,012        113,461
Radiant Systems, Inc. (a).....       3,848         12,968
Solera Holdings, Inc. (a).....      10,339        249,170
SPSS, Inc. (a)(b).............       2,673         72,064
SuccessFactors, Inc. (a)(b)...       3,683         21,140
Symyx Technologies, Inc. (a)..       4,684         27,823
Synchronoss Technologies, Inc.
  (a)(b)......................       2,713         28,921
Taleo Corp. (a)(b)............       4,484         35,110
THQ, Inc. (a)(b)..............       9,857         41,301
TIBCO Software, Inc. (a)(b)...      26,637        138,246
TiVo, Inc. (a)(b).............      15,512        111,066
Tyler Technologies, Inc.
  (a)(b)......................       5,360         64,213
Ultimate Software Group, Inc.
  (a)(b)......................       3,783         55,232
Vasco Data Security
  International (a)(b)........       4,089         42,239
Wind River Systems, Inc.
  (a)(b)......................      11,183        100,982
                                             ------------
                                                4,409,513
                                             ------------
SPECIALTY RETAIL -- 3.0%
Aaron Rents, Inc. (Class B)
  (b).........................       7,203        191,744
AC Moore Arts & Crafts, Inc.
  (a)(b)......................       2,742          3,839
Aeropostale, Inc. (a)(b)......      10,071        162,143
AnnTaylor Stores Corp. (a)....       8,738         50,418
Bebe Stores, Inc. (b).........       4,769         35,624
Big 5 Sporting Goods Corp.
  (b).........................       2,758         14,369
Cabela's, Inc. (a)(b).........       5,928         34,560
Charming Shoppes, Inc.
  (a)(b)......................      14,046         34,272
Chico's FAS, Inc. (a)(b)......      25,985        108,617
Christopher & Banks Corp.
  (b).........................       4,951         27,726
Coldwater Creek, Inc. (a)(b)..       8,135         23,185
Conn's, Inc. (a)(b)...........       1,598         13,551
Dick's Sporting Goods, Inc.
  (a)(b)......................      12,601        177,800
DSW, Inc. (Class A) (a)(b)....       2,393         29,817
Gymboree Corp. (a)(b).........       4,397        114,718
hhgregg, Inc. (a)(b)..........       2,509         21,778
Hibbett Sports, Inc. (a)(b)...       4,168         65,479
Hot Topic, Inc. (a)(b)........       6,622         61,386
J. Crew Group, Inc. (a)(b)....       7,786         94,989
Jos. A. Bank Clothiers, Inc.
  (a)(b)......................       2,732         71,442
Mens Wearhouse, Inc. (b)......       6,848         92,722
New York & Co., Inc. (a)(b)...       4,187          9,714
Office Depot, Inc. (a)........      41,169        122,684
Pacific Sunwear of California,
  Inc. (a)....................      10,357         16,468
Signet Jewelers, Ltd. ........      12,859        111,487
Systemax, Inc. (b)............       1,475         15,886
The Children's Place Retail
  Stores, Inc. (a)(b).........       3,646         79,045
The Dress Barn, Inc. (a)(b)...       6,878         73,870
The Finish Line, Inc. (Class
  A)..........................       6,682         37,419
Tractor Supply Co. (a)(b).....       4,687        169,388
Tween Brands, Inc. (a)(b).....       3,532         15,258
Ulta Salon Cosmetics &
  Fragrance, Inc. (a)(b)......       4,031         33,377
Williams-Sonoma, Inc. (b).....      14,079        110,661
Zumiez, Inc. (a)(b)...........       2,540         18,923
                                             ------------
                                                2,244,359
                                             ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
American Apparel, Inc.
  (a)(b)......................       4,858   $      9,668
Carter's, Inc. (a)(b).........       8,517        164,038
Crocs, Inc. (a)(b)............      12,479         15,474
Deckers Outdoor Corp. (a)(b)..       1,964        156,865
Fossil, Inc. (a)(b)...........       7,170        119,739
Iconix Brand Group, Inc. (a)..       8,463         82,768
K-Swiss, Inc. (Class A) (b)...       3,756         42,818
Maidenform Brands, Inc.
  (a)(b)......................       2,716         27,567
Quiksilver, Inc. (a)..........      18,374         33,808
Steven Madden, Ltd. (a).......       2,335         49,782
The Warnaco Group, Inc. (a)...       6,925        135,938
True Religion Apparel, Inc.
  (a)(b)......................       2,330         28,985
Under Armour, Inc. (Class A)
  (a)(b)......................       5,156        122,919
Volcom, Inc. (a)(b)...........       2,446         26,661
                                             ------------
                                                1,017,030
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Beneficial Mutual Bancorp,
  Inc. (a)....................       5,552         62,460
NewAlliance Bancshares,
  Inc. .......................      14,892        196,128
Ocwen Financial Corp. (a)(b)..       5,484         50,343
Oritani Financial Corp. (a)...       1,814         30,566
ViewPoint Financial Group
  (b).........................       1,727         27,718
Waterstone Financial, Inc.
  (a)(b)......................       1,370          4,589
                                             ------------
                                                  371,804
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Beacon Roofing Supply, Inc.
  (a)(b)......................       6,514         90,414
H&E Equipment Services, Inc.
  (a)(b)......................       2,167         16,708
Interline Brands, Inc.
  (a)(b)......................       4,776         50,769
MSC Industrial Direct Co.,
  Inc. (Class A) (b)..........       6,429        236,780
RSC Holdings, Inc. (a)(b).....       7,156         60,969
Rush Enterprises, Inc. (a)....       4,766         40,845
TAL International Group, Inc.
  (b).........................       1,914         26,987
WESCO International, Inc.
  (a)(b)......................       6,329        121,707
                                             ------------
                                                  645,179
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Centennial Communications
  Corp. (a)...................      10,091         81,335
Clearwire Corp. (Class A)
  (a)(b)......................      10,642         52,465
FiberTower Corp. (a)(b).......      18,384          2,941
ICO Global Communications
  Holdings, Ltd. (a)(b).......      16,391         18,522
iPCS, Inc. (a)(b).............       2,306         15,819
Syniverse Holdings, Inc.
  (a)(b)......................       4,214         50,315
                                             ------------
                                                  221,397
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $119,377,123).........                 74,236,446
                                             ------------
WARRANTS -- 0.0% (C)
COMMUNICATIONS EQUIPMENT -- 0.0%
Pegasus Wireless Corp. expiring 12/18/2009
  (a)(c)
  (Cost $0)...................         569           0.00
                                             ------------
SHORT TERM INVESTMENTS -- 23.5%
MONEY MARKET FUNDS -- 23.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............  16,990,202     16,990,202
STIC Prime Portfolio..........     558,580        558,580
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $17,548,782)..........                 17,548,782
                                             ------------
TOTAL INVESTMENTS -- 122.7%
  (Cost $136,925,905).........                 91,785,228
OTHER ASSETS AND
  LIABILITIES -- (22.7)%......                (16,992,242)
                                             ------------
NET ASSETS -- 100.0%......................   $ 74,792,986
                                             ============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at December 31, 2008.
   (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
   (d) Investments of cash collateral for securities loaned.
   (e) Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.8%
Cubic Corp. ..................       1,975   $     53,720
Curtiss-Wright Corp. (a)......       5,540        184,980
Esterline Technologies Corp.
  (b).........................       3,564        135,040
GenCorp, Inc. (a)(b)..........       6,498         23,913
Heico Corp. ..................       2,390         69,214
Triumph Group, Inc. (a).......       2,019         85,727
                                             ------------
                                                  552,594
                                             ------------
AIRLINES -- 0.2%
Alaska Air Group, Inc. (b)....       4,473        130,835
                                             ------------
AUTO COMPONENTS -- 0.3%
American Axle & Manufacturing
  Holdings, Inc. (a)..........       5,630         16,271
ArvinMeritor, Inc. (a)........       9,057         25,812
Cooper Tire & Rubber Co. (a)..       7,303         44,987
Federal-Mogul Corp. (Class A)
  (a)(b)......................       3,099         13,109
Lear Corp. (a)(b).............       9,816         13,841
Modine Manufacturing Co. (a)..       3,930         19,139
Superior Industries
  International, Inc. (a).....       2,633         27,699
Tenneco Automotive, Inc.
  (a)(b)......................       5,582         16,467
TRW Automotive Holdings Corp.
  (a)(b)......................       6,599         23,756
                                             ------------
                                                  201,081
                                             ------------
AUTOMOBILES -- 0.0% (C)
Winnebago Industries, Inc. ...       3,660         22,070
                                             ------------
BEVERAGES -- 0.3%
Coca-Cola Hellenic Bottling
  Co. SA (a)..................         516         23,715
National Beverage Corp.
  (a)(b)......................       1,340         12,060
PepsiAmericas, Inc. ..........       7,921        161,272
                                             ------------
                                                  197,047
                                             ------------
BIOTECHNOLOGY -- 0.2%
Cougar Biotechnology, Inc.
  (a)(b)......................       2,066         53,716
Dendreon Corp. (a)(b).........      10,834         49,620
                                             ------------
                                                  103,336
                                             ------------
BUILDING PRODUCTS -- 1.1%
American Woodmark Corp. ......       1,174         21,402
Ameron International Corp. ...       1,042         65,563
Apogee Enterprises, Inc. (a)..       3,598         37,275
Armstrong World Industries,
  Inc. (a)....................       2,202         47,607
Builders FirstSource, Inc.
  (a)(b)......................       1,868          2,858
Gibraltar Industries, Inc.
  (a).........................       3,444         41,121
Lennox International, Inc.
  (a).........................       6,420        207,302
NCI Building Systems, Inc.
  (a)(b)......................       2,463         40,147
Owens Corning, Inc. (a)(b)....      10,855        187,791
Universal Forest Products,
  Inc. (a)....................       2,172         58,449
                                             ------------
                                                  709,515
                                             ------------
CAPITAL MARKETS -- 1.6%
BGC Partners, Inc. (a)........       3,916         10,808
Cohen & Steers, Inc. (a)......       2,042         22,442
FBR Capital Markets Corp.
  (b).........................       3,789         18,414
FCStone Group, Inc. (a)(b)....       3,112         13,786
GAMCO Investors, Inc. (a).....         784         21,419
GLG Partners, Inc. (a)........      24,873         56,462
Investment Technology Group,
  Inc. (a)(b).................       5,340        121,325
Jefferies Group, Inc. (a).....      14,226        200,017
LaBranche & Co., Inc. (a)(b)..       7,100         34,009
Piper Jaffray Cos., Inc.
  (a)(b)......................       2,376         94,470
Stifel Financial Corp.
  (a)(b)......................       3,105        142,364
SWS Group, Inc. (a)...........       3,422         64,847
Thomas Weisel Partners Group,
  Inc. (a)(b).................       2,872         13,556
W.P. Carey & Co. LLC (a)......       3,632         85,098
Waddell & Reed Financial,
  Inc. (Class A)..............      10,389        160,614
                                             ------------
                                                1,059,631
                                             ------------
CHEMICALS -- 2.9%
A. Schulman, Inc. ............       2,843         48,331
Arch Chemicals, Inc. (a)......       3,068         79,983
Cabot Corp. (a)...............       6,189         94,692
Chemtura Corp. ...............      30,271         42,379
Cytec Industries, Inc. .......       5,926        125,750
Ferro Corp. (a)...............       5,382         37,943
H.B. Fuller Co. (a)...........       5,893         94,936
Innophos Holdings, Inc. (a)...       1,241         24,584
Koppers Holdings, Inc. (a)....       2,525         54,590
Kronos Worldwide, Inc. (a)....         402          4,683
Minerals Technologies, Inc. ..       2,285         93,456
NewMarket Corp. ..............       1,378         48,106
NL Industries, Inc. (a).......         890         11,926
Olin Corp. ...................       8,407        151,999
OM Group, Inc. (a)(b).........       3,814         80,514
RPM International, Inc. ......      15,974        212,294
Sensient Technologies Corp. ..       5,903        140,964
Solutia, Inc. (a)(b)..........       8,800         39,600
Spartech Corp. ...............       3,833         23,995
Stepan Co. (a)................         928         43,607
Terra Nitrogen Co. LP (a).....         900         85,284
Valhi, Inc. (a)...............       1,382         14,787
Valspar Corp. (a).............      11,488        207,818
W.R. Grace & Co. (a)(b).......       7,578         45,241
Westlake Chemical Corp. (a)...       2,309         37,614
Zep, Inc. (a).................       2,552         49,279
                                             ------------
                                                1,894,355
                                             ------------
COMMERCIAL BANKS -- 13.6%
1st Source Corp. .............       1,702         40,218
AMCORE Financial, Inc. (a)....       2,611          9,452
Associated Banc-Corp (a)......      14,664        306,918
Bancfirst Corp. (a)...........         885         46,834
BancorpSouth, Inc. (a)........       9,496        221,827
Bank of Hawaii Corp. (a)......       5,879        265,554
Banner Corp. (a)..............       1,816         17,089
BOK Financial Corp. (a).......       2,763        111,625
Boston Private Financial
  Holdings, Inc. (a)..........       7,222         49,398
Capital City Bank Group,
  Inc. .......................       1,573         42,849
Capitol Bancorp, Ltd. (a).....       1,903         14,843
Cathay General Bancorp (a)....       6,109        145,089
Central Pacific Financial
  Corp. (a)...................       3,539         35,532
Chemical Financial Corp. (a)..       2,715         75,694
Citizens Republic Bancorp,
  Inc. (a)....................      15,292         45,570
City Bank (a).................       1,726          8,975
City Holding Co. (a)..........       1,960         68,169
Columbia Banking System, Inc.
  (a).........................       2,190         26,127
Community Bank System, Inc.
  (a).........................       3,953         96,414
Community Trust Bancorp, Inc.
  (a).........................       1,680         61,740
Cullen/Frost Bankers, Inc.
  (a).........................       6,904        349,895


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
CVB Financial Corp. (a).......       8,207   $     97,663
F.N.B. Corp. (a)..............      10,755        141,966
First Bancorp- North Carolina
  (a).........................       2,012         36,920
First BanCorp- Puerto Rico
  (a).........................       9,526        106,120
First Busey Corp. (a).........       3,507         63,968
First Citizens Bancshares,
  Inc. (Class A)..............         716        109,405
First Commonwealth Financial
  Corp. ......................       9,487        117,449
First Community Bancshares,
  Inc. (a)....................       1,237         43,134
First Financial Bancorp (a)...       4,620         57,242
First Financial Bankshares,
  Inc. (a)....................       2,176        120,137
First Financial Corp. (a).....       1,188         48,696
First Horizon National Corp.
  (a).........................      25,432        268,814
First Merchants Corp. (a).....       2,669         59,278
First Midwest Bancorp, Inc.
  (a).........................       6,006        119,940
FirstMerit Corp. (a)..........       9,243        190,313
Frontier Financial Corp. (a)..       5,752         25,079
Fulton Financial Corp. (a)....      21,307        204,973
Glacier Bancorp, Inc. (a).....       7,409        140,919
Guaranty Bancorp (a)(b).......       5,794         11,588
Hancock Holding Co. (a).......       3,288        149,472
Hanmi Financial Corp. (a).....       5,879         12,111
Harleysville National Corp.
  (a).........................       5,285         76,315
Home Bancshares, Inc. (a).....       1,961         52,849
IBERIABANK Corp. (a)..........       1,749         83,952
Independent Bank Corp.-
  Massachusetts (a)...........       1,985         51,928
Independent Bank Corp.-
  Michigan (a)................       2,684          5,797
International Bancshares
  Corp. ......................       6,639        144,929
Investors Bancorp, Inc. (b)...       5,575         74,872
MB Financial, Inc. (a)........       4,279        119,598
Midwest Banc Holdings, Inc.
  (a).........................       2,896          4,054
National Penn Bancshares, Inc.
  (a).........................       9,826        142,575
NBT Bancorp, Inc. (a).........       3,967        110,917
Northfield Bancorp, Inc. .....       2,463         27,709
Old National Bancorp (a)......       8,268        150,147
Old Second Bancorp, Inc. (a)..       1,493         17,319
Oriental Financial Group (a)..       2,765         16,728
Pacific Capital Bancorp (a)...       5,789         97,718
PacWest Bancorp (a)...........       3,100         83,390
Park National Corp. (a).......       1,401        100,522
Popular, Inc. (a).............      31,292        161,467
Prosperity Bancshares, Inc.
  (a).........................       5,664        167,598
Provident Bankshares Corp.
  (a).........................       4,001         38,650
Renasant Corp. (a)............       2,580         43,937
Republic Bancorp, Inc.-
  Kentucky (a)................       1,291         35,115
S&T Bancorp, Inc. (a).........       3,370        119,635
S.Y. Bancorp, Inc. (a)........       1,459         40,123
Sandy Spring Bancorp, Inc.
  (a).........................       1,991         43,464
Santander Bancorp (a).........         694          8,668
Seacoast Banking Corp. of
  Florida (a).................       1,852         12,223
Simmons First National Corp.
  (a).........................       1,572         46,327
South Financial Group, Inc.
  (a).........................       8,996         38,863
Sterling Bancorp (a)..........       2,166         30,389
Sterling Bancshares, Inc. ....       8,978         54,586
Sterling Financial
  Corp. -- Washington (a).....       6,317         55,590
Suffolk Bancorp (a)...........       1,186         42,613
Sun Bancorp, Inc. (a)(b)......       2,414         18,081
Susquehanna Bancshares,
  Inc. .......................      10,519        167,357
SVB Financial Group (a)(b)....       3,955        103,740
TCF Financial Corp. (a).......      15,182        207,386
The Colonial BancGroup, Inc.
  (a).........................      25,047         51,847
Tompkins Trustco, Inc. (a)....         865         50,127
TowneBank (a).................       2,994         74,221
Trico Bancshares (a)..........       1,823         45,520
Trustmark Corp. (a)...........       6,278        135,542
UMB Financial Corp. (a).......       3,833        188,354
Umpqua Holdings Corp. (a).....       7,341        106,224
United Bankshares, Inc. (a)...       5,320        176,730
United Community Banks, Inc.
  (a).........................       5,964         80,985
Valley National Bancorp (a)...      16,604        336,231
W Holding Co, Inc. (a)........         318          3,275
Washington Trust Bancorp, Inc.
  (a).........................       1,474         29,112
Webster Financial Corp. (a)...       6,475         89,226
WesBanco, Inc. (a)............       3,102         84,405
West Coast Bancorp............       1,897         12,501
Westamerica Bancorp (a).......       3,573        182,759
Whitney Holding Corp. (a).....       7,861        125,697
Wilmington Trust Corp. (a)....       8,265        183,814
Wintrust Financial Corp. (a)..       2,890         59,447
                                             ------------
                                                8,978,147
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
ABM Industries, Inc. .........       5,653        107,690
ACCO Brands Corp. (a)(b)......       6,309         21,766
ATC Technology Corp. (b)......       2,472         36,165
Bowne & Co., Inc. (a).........       3,274         19,251
Comfort Systems USA, Inc. ....       4,986         53,151
Consolidated Graphics, Inc.
  (b).........................       1,165         26,376
Courier Corp. (a).............       1,381         24,720
Deluxe Corp. .................       6,254         93,560
Ennis, Inc. ..................       3,166         38,340
G & K Services, Inc. (Class A)
  (a).........................       2,301         46,526
Herman Miller, Inc. ..........       6,518         84,929
Kimball International, Inc.
  (Class B) (a)...............       3,193         27,492
McGrath Rentcorp..............       2,687         57,394
United Stationers, Inc.
  (a)(b)......................       2,877         96,351
Viad Corp. ...................       2,385         59,005
                                             ------------
                                                  792,716
                                             ------------
COMMUNICATIONS EQUIPMENT -- 0.7%
3Com Corp. (a)(b).............      49,267        112,329
Bel Fuse, Inc. (Class B) (a)..       1,386         29,383
Black Box Corp. (a)...........       2,173         56,759
Emulex Corp. (b)..............       9,995         69,765
Loral Space & Communications,
  Ltd. (a)(b).................       1,555         22,594
Powerwave Technologies, Inc.
  (a)(b)......................      16,062          8,031
Tellabs, Inc. (b).............      44,616        183,818
                                             ------------
                                                  482,679
                                             ------------
COMPUTERS & PERIPHERALS -- 0.7%
Adaptec, Inc. (a)(b)..........      12,642         41,719
Avid Technology, Inc. (a)(b)..       3,817         41,643
Diebold, Inc. ................       8,086        227,136
Electronics for Imaging, Inc.
  (b).........................       6,453         61,691
Hutchinson Technology, Inc.
  (b).........................       2,927         10,186
Imation Corp. (a).............       3,962         53,764
                                             ------------
                                                  436,139
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.7%
EMCOR Group, Inc. (a)(b)......       8,094        181,549
Granite Construction, Inc.
  (a).........................       3,854        169,306


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Insituform Technologies, Inc.
  (a)(b)......................       3,432   $     67,576
Northwest Pipe Co. (a)(b).....       1,135         48,362
                                             ------------
                                                  466,793
                                             ------------
CONSTRUCTION MATERIALS -- 0.2%
Texas Industries, Inc. (a)....       3,343        115,333
                                             ------------
CONSUMER FINANCE -- 0.1%
Advance America Cash Advance
  Centers, Inc. (a)...........       6,303         11,913
Advanta Corp. (Class B) (a)...       4,562          9,534
Dollar Financial Corp.
  (a)(b)......................       2,987         30,766
The Student Loan Corp. .......         492         20,172
                                             ------------
                                                   72,385
                                             ------------
CONTAINERS & PACKAGING -- 1.4%
Aptargroup, Inc. .............       7,845        276,458
Greif, Inc. (Class A) (a).....       3,728        124,627
Packaging Corp. of America
  (a).........................      12,511        168,398
Rock-Tenn Co. (a).............       4,650        158,937
Silgan Holdings, Inc. ........       3,101        148,259
Smurfit-Stone Container Corp.
  (a)(b)......................      30,503          7,778
Temple-Inland, Inc. (a).......      11,074         53,155
                                             ------------
                                                  937,612
                                             ------------
DISTRIBUTORS -- 0.0% (c)
Audiovox Corp. (Class A)
  (a)(b)......................       2,284         11,443
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
Jackson Hewitt Tax Service,
  Inc. (a)....................       3,100         48,639
Regis Corp. (a)...............       5,277         76,675
Service Corp. International
  (a).........................      31,545        156,779
Stewart Enterprises, Inc.
  (Class A) (a)...............      10,516         31,653
                                             ------------
                                                  313,746
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Financial Federal Corp. (a)...       3,148         73,254
Interactive Brokers Group,
  Inc. (Class A) (a)(b).......       5,012         89,665
KKR Financial Holdings LLC
  (a).........................      18,486         29,208
PHH Corp. (b).................       6,684         85,087
Pico Holdings, Inc. (a)(b)....       2,030         53,957
Resource America, Inc. (a)....       1,893          7,572
                                             ------------
                                                  338,743
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
Alaska Communications Systems
  Group, Inc. (a).............       5,450         51,121
Atlantic Tele-Network, Inc. ..       1,212         32,179
Cincinnati Bell, Inc. (a)(b)..      28,017         54,073
Cogent Communications Group,
  Inc. (a)(b).................       5,072         33,120
Consolidated Communications
  Holdings, Inc. (a)..........       2,877         34,179
FairPoint Communications, Inc.
  (a).........................      10,920         35,817
Iowa Telecommunications
  Services, Inc. (a)..........       3,984         56,891
SureWest Communications (a)...       1,680         19,186
                                             ------------
                                                  316,566
                                             ------------
ELECTRIC UTILITIES -- 3.3%
ALLETE, Inc. (a)..............       3,167        102,199
Brookfield Infrastructure
  Partners LP (a).............       2,673         29,938
Cleco Corp. (a)...............       7,387        168,645
El Paso Electric Co. (b)......       5,622        101,702
Empire District Electric Co.
  (a).........................       4,165         73,304
Great Plains Energy, Inc.
  (a).........................      14,512        280,517
Hawaiian Electric Industries,
  Inc. (a)....................      11,098        245,710
IDACORP, Inc. (a).............       5,547        163,359
MGE Energy, Inc. .............       2,784         91,872
NV Energy, Inc. ..............      28,710        283,942
Portland General Electric
  Co. ........................       7,726        150,425
UIL Holdings Corp. (a)........       2,797         83,994
Unisource Energy Corp. (a)....       4,235        124,339
Westar Energy, Inc. ..........      13,298        272,742
                                             ------------
                                                2,172,688
                                             ------------
ELECTRICAL EQUIPMENT -- 1.7%
A.O. Smith Corp. (a)..........       2,522         74,449
Acuity Brands, Inc. (a).......       4,958        173,084
Baldor Electric Co. (a).......       5,235         93,445
Belden CDT, Inc. (a)..........       5,734        119,726
Brady Corp. (Class A) (a).....       5,948        142,454
Ener1, Inc. (a)(b)............       6,358         45,460
GrafTech International, Ltd.
  (a)(b)......................      14,892        123,901
Powell Industries, Inc. (b)...         930         26,989
Regal-Beloit Corp. (a)........       3,908        148,465
Thomas & Betts Corp. (b)......       6,904        165,834
                                             ------------
                                                1,113,807
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.9%
Agilysys, Inc. ...............       2,891         12,402
Anixter International, Inc.
  (a)(b)......................       3,790        114,155
AVX Corp. (a).................       6,323         50,205
Checkpoint Systems, Inc. (b)..       4,706         46,307
Coherent, Inc. (a)(b).........       2,812         60,345
Littelfuse, Inc. (a)(b).......       2,657         44,106
Methode Electronics, Inc.
  (Class A)...................       4,588         30,923
Park Electrochemical Corp. ...       2,331         44,196
SYNNEX Corp. (a)(b)...........       2,023         22,921
Tech Data Corp. (b)...........       6,211        110,804
Technitrol, Inc. (a)..........       4,943         17,202
Vishay Intertechnology, Inc.
  (a)(b)......................      21,392         73,161
                                             ------------
                                                  626,727
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Bristow Group, Inc. (a)(b)....       3,380         90,550
Gulfmark Offshore, Inc.
  (a)(b)......................       2,812         66,897
PHI, Inc. (a)(b)..............       1,654         23,173
SEACOR Holdings, Inc. (a)(b)..       2,444        162,893
Tidewater, Inc. (a)...........       6,308        254,023
Trico Marine Services, Inc.
  (b).........................       1,450          6,481
                                             ------------
                                                  604,017
                                             ------------
FOOD & STAPLES RETAILING -- 0.9%
Casey's General Stores,
  Inc. .......................       6,257        142,472
Ingles Markets, Inc. .........       1,456         25,611
Nash Finch Co. (a)............       1,585         71,151
Ruddick Corp. (a).............       5,193        143,586
The Andersons, Inc. (a).......       2,220         36,586
Weis Markets, Inc. ...........       1,381         46,443
Winn-Dixie Stores, Inc.
  (a)(b)......................       6,611        106,437
                                             ------------
                                                  572,286
                                             ------------
FOOD PRODUCTS -- 3.5%
Alico, Inc. (a)...............         438         17,954
American Italian Pasta Co.
  (b).........................       2,400         53,616
B&G Foods, Inc. (a)...........       4,548         24,559
Chiquita Brands International,
  Inc. (a)(b).................       5,372         79,398


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Corn Products International,
  Inc. .......................       9,169   $    264,526
Del Monte Foods Co. ..........      24,418        174,344
Farmer Brothers Co. (a).......         797         19,877
Fresh Del Monte Produce, Inc.
  (a)(b)......................       5,664        126,987
Hain Celestial Group, Inc.
  (a)(b)......................       4,685         89,437
Lancaster Colony Corp. .......       2,517         86,333
Lance, Inc. (a)...............       3,879         88,984
Ralcorp Holdings, Inc. (b)....       6,886        402,142
Reddy Ice Holdings, Inc. (a)..       2,649          3,815
Sanderson Farms, Inc. (a).....       2,194         75,825
The J.M. Smucker Co. .........      14,522        629,674
Tootsie Roll Industries, Inc.
  (a).........................       2,771         70,965
TreeHouse Foods, Inc. (a)(b)..       3,867        105,337
                                             ------------
                                                2,313,773
                                             ------------
GAS UTILITIES -- 3.9%
AGL Resources, Inc. (a).......       9,342        292,872
Amerigas Partners LP (a)......       3,965        111,535
Atmos Energy Corp. ...........      11,086        262,738
Ferrellgas Partners LP........       4,900         71,834
Laclede Group, Inc. ..........       2,480        116,163
New Jersey Resources Corp. ...       5,107        200,960
Nicor, Inc. (a)...............       5,492        190,792
Northwest Natural Gas Co. ....       3,298        145,871
Piedmont Natural Gas Co., Inc.
  (a).........................       8,427        266,883
South Jersey Industries, Inc.
  (a).........................       3,607        143,739
Southwest Gas Corp. ..........       5,360        135,179
Suburban Propane Partners LP
  (a).........................       4,024        142,651
UGI Corp. ....................      13,219        322,808
WGL Holdings, Inc. (a)........       6,059        198,069
                                             ------------
                                                2,602,094
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Advanced Medical Optics, Inc.
  (a)(b)......................       7,714         50,990
CONMED Corp. (a)(b)...........       3,530         84,508
Datascope Corp. ..............       1,650         86,196
Hill-Rom Holdings, Inc. (a)...       7,642        125,787
Invacare Corp. (a)............       3,953         61,351
Inverness Medical Innovations,
  Inc. (a)(b).................       9,500        179,645
Orthofix International N.V.
  (b).........................       2,165         33,190
STERIS Corp. .................       7,327        175,042
Teleflex, Inc. (a)............       4,824        241,682
The Cooper Cos., Inc. (a).....       5,521         90,544
                                             ------------
                                                1,128,935
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
Hanger Orthopedic Group, Inc.
  (a)(b)......................       3,789         54,978
Kindred Healthcare, Inc. (b)..       3,972         51,715
Landauer, Inc. ...............       1,124         82,389
LifePoint Hospitals, Inc.
  (a)(b)......................       6,570        150,059
Magellan Health Services, Inc.
  (b).........................       4,703        184,170
Medcath Corp. (a)(b)..........       1,861         19,429
National Healthcare Corp.
  (a).........................       1,033         52,311
Owens & Minor, Inc. (a).......       5,022        189,078
RehabCare Group, Inc. (b).....       2,179         33,034
Res-Care, Inc. (a)(b).........       3,103         46,607
Tenet Healthcare Corp.
  (a)(b)......................      58,871         67,702
                                             ------------
                                                  931,472
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
AFC Enterprises, Inc. (b).....       3,395         15,923
Ameristar Casinos, Inc. (a)...       2,793         24,132
Bob Evans Farms, Inc. ........       3,799         77,614
Boyd Gaming Corp. (a).........       7,325         34,647
Cedar Fair LP (a).............       6,388         80,042
Churchill Downs, Inc. (a).....       1,315         53,152
Cracker Barrel Old Country
  Store, Inc. (a).............       2,780         57,240
DineEquity, Inc. (a)..........       1,879         21,721
Domino's Pizza, Inc. (a)(b)...       5,257         24,760
International Speedway Corp.
  (Class A)...................       3,924        112,736
Isle of Capri Casinos, Inc.
  (a)(b)......................       1,765          5,648
Jack in the Box, Inc. (a)(b)..       7,043        155,580
Krispy Kreme Doughnuts, Inc.
  (a)(b)......................       7,220         12,130
Landry's Restaurants, Inc.
  (b).........................       1,424         16,518
Marcus Corp. .................       2,562         41,581
O'Charleys, Inc. (a)..........       2,388          4,776
Pinnacle Entertainment, Inc.
  (a)(b)......................       7,314         56,172
Ruby Tuesday, Inc. (a)(b).....       6,325          9,867
Speedway Motorsports, Inc.
  (a).........................       1,719         27,693
Vail Resorts, Inc. (a)(b).....       3,547         94,350
Wendy's/Arby's Group, Inc.
  (a).........................      47,095        232,649
                                             ------------
                                                1,158,931
                                             ------------
HOUSEHOLD DURABLES -- 2.3%
American Greetings Corp.
  (Class A) (a)...............       5,138         38,895
Beazer Homes USA, Inc.
  (a)(b)......................       4,834          7,638
Blyth, Inc. (a)...............       3,425         26,852
Brookfield Homes Corp. (a)....       1,239          5,352
Centex Corp. (a)..............      15,181        161,526
CSS Industries, Inc. .........         995         17,651
Ethan Allen Interiors, Inc.
  (a).........................       3,368         48,398
Furniture Brands
  International, Inc. ........       4,417          9,762
Helen of Troy, Ltd. (b).......       3,531         61,298
Hovnanian Enterprises, Inc.
  (a)(b)......................       7,311         12,575
KB HOME (a)...................       9,510        129,526
La-Z-Boy, Inc. (a)............       6,420         13,931
Lennar Corp. (Class A) (a)....      17,043        147,763
M.D.C. Holdings, Inc. ........       4,399        133,290
M/I Homes, Inc. (a)...........       1,676         17,665
Meritage Homes Corp. (a)(b)...       3,488         42,449
National Presto Industries,
  Inc. .......................         619         47,663
Russ Berrie & Co., Inc.
  (a)(b)......................       1,480          4,396
Ryland Group, Inc. (a)........       5,291         93,492
Sealy Corp. ..................       5,427         13,622
Skyline Corp. (a).............         894         17,871
Snap-on, Inc. (a).............       7,034        276,999
Standard Pacific Corp.
  (a)(b)......................      15,045         26,780
Tupperware Brands Corp. (a)...       7,582        172,111
                                             ------------
                                                1,527,505
                                             ------------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co.
  (Class A) (a)(b)............       8,193         48,339
WD-40 Co. (a).................       1,973         55,816
                                             ------------
                                                  104,155
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.5%
Carlisle Cos., Inc. ..........       7,538        156,037
Icahn Enterprises LP (a)......         724         19,150
Otter Tail Corp. (a)..........       3,848         89,774
Standex International Corp. ..       1,497         29,700
Tredegar Corp. (a)............       3,050         55,449
                                             ------------
                                                  350,110
                                             ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
INSURANCE -- 10.5%
Alleghany Corp. (b)...........         736   $    207,552
Allied World Assurance
  Holdings, Ltd. .............       4,291        174,215
AMBAC Financial Group, Inc.
  (a).........................      35,344         45,947
American Equity Investment
  Life Holding Co. (a)........       6,706         46,942
American Financial Group,
  Inc. .......................       9,404        215,164
American National Insurance
  Co. (a).....................       1,911        140,898
American Physicians Capital,
  Inc. (a)....................       1,014         48,773
Amtrust Financial Services,
  Inc. (a)....................       5,195         60,262
Argo Group International
  Holdings, Ltd. (a)(b).......       3,750        127,200
Arthur J. Gallagher & Co.
  (a).........................      11,702        303,199
Aspen Insurance Holdings, Ltd.
  (a).........................       8,732        211,751
Assured Guaranty, Ltd. (a)....       7,298         83,197
Baldwin & Lyons, Inc. (Class
  B) (a)......................       1,192         21,682
Castlepoint Holdings, Ltd.
  (a).........................       4,314         58,498
CNA Surety Corp. (b)..........       1,975         37,920
Conseco, Inc. (a)(b)..........      22,704        117,607
Delphi Financial Group........       4,976         91,757
Employers Holdings, Inc. .....       6,183        102,020
Endurance Specialty Holdings,
  Ltd. (a)....................       6,309        192,614
Enstar Group, Ltd. (a)(b).....         852         50,387
Erie Indemnity Co. (Class A)
  (a).........................       3,948        148,563
FBL Financial Group, Inc.
  (Class A) (a)...............       1,647         25,446
First American Corp. (a)......      10,019        289,449
Flagstone Reinsurance
  Holdings, Ltd. (a)..........       5,358         52,348
FPIC Insurance Group, Inc.
  (a)(b)......................       1,031         45,137
Greenlight Capital Re, Ltd.
  (b).........................       3,636         47,232
Harleysville Group, Inc. (a)..       1,584         55,012
HCC Insurance Holdings,
  Inc. .......................      14,158        378,726
Hilltop Holdings, Inc.
  (a)(b)......................       5,891         57,378
Horace Mann Educators Corp. ..       4,925         45,261
Infinity Property & Casualty
  Corp. ......................       1,712         80,002
IPC Holdings, Ltd. ...........       5,749        171,895
Kansas City Life Insurance Co.
  (a).........................         495         21,458
Maiden Holdings Ltd...........       6,600         20,658
Max Re Capital, Ltd. (a)......       5,869        103,881
MBIA, Inc. (a)(b).............      28,787        117,163
Mercury General Corp. ........       3,212        147,720
Montpelier Re Holdings, Ltd.
  (a).........................      10,470        175,791
National Financial Partners
  Corp. (a)...................       4,764         14,483
National Interstate Corp.
  (a).........................         723         12,920
National Western Life
  Insurance Co. (Class A)
  (a).........................         284         48,044
Navigators Group, Inc.
  (a)(b)......................       1,632         89,613
Odyssey Re Holdings Corp. ....       2,132        110,459
OneBeacon Insurance Group,
  Ltd. (a)....................       2,895         30,224
Platinum Underwriters
  Holdings, Ltd. (a)..........       5,860        211,429
Presidential Life Corp. (a)...       2,643         26,139
ProAssurance Corp. (a)(b).....       3,788        199,931
Reinsurance Group of America,
  Inc. .......................       7,608        325,775
RLI Corp. ....................       2,367        144,766
Safety Insurance Group, Inc.
  (a).........................       2,040         77,642
Selective Insurance Group,
  Inc. (a)....................       6,485        148,701
StanCorp Financial Group, Inc.
  (a).........................       6,010        251,038
State Auto Financial Corp.
  (a).........................       1,685         50,651
Stewart Information Services
  Corp. (a)...................       2,138         50,222
The Hanover Insurance Group,
  Inc. .......................       6,350        272,860
The Phoenix Cos., Inc. (a)....      13,293         43,468
United America Indemnity, Ltd.
  (a)(b)......................       2,188         28,028
United Fire & Casualty Co.
  (a).........................       2,574         79,974
Unitrin, Inc. (a).............       5,678         90,507
Validus Holdings, Ltd. .......       3,989        104,352
Wesco Financial Corp. ........         175         50,383
Zenith National Insurance
  Corp. (a)...................       4,589        144,875
                                             ------------
                                                6,927,189
                                             ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. (a).......      10,164         61,695
                                             ------------
IT SERVICES -- 0.5%
Convergys Corp. (b)...........      14,301         91,670
CSG Systems International,
  Inc. (a)(b).................       4,313         75,348
infoUSA, Inc. (a).............       4,131         19,581
MAXIMUS, Inc. ................       2,283         80,156
MoneyGram International, Inc.
  (a)(b)......................      10,822         10,930
Unisys Corp. (b)..............      39,198         33,318
                                             ------------
                                                  311,003
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Brunswick Corp. (a)...........      10,519         44,285
Callaway Golf Co. ............       8,117         75,407
JAKKS Pacific, Inc. (a)(b)....       3,412         70,390
Polaris Industries, Inc. .....       3,986        114,199
RC2 Corp. (b).................       2,157         23,015
                                             ------------
                                                  327,296
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
AMAG Pharmaceuticals, Inc.
  (a)(b)......................       2,067         74,102
Cambrex Corp. (b).............       3,560         16,447
Varian, Inc. (b)..............       3,648        122,245
                                             ------------
                                                  212,794
                                             ------------
MACHINERY -- 3.4%
Albany International Corp.
  (Class A) (a)...............       3,112         39,958
Ampco-Pittsburgh Corp. (a)....       1,033         22,416
Astec Industries, Inc.
  (a)(b)......................       2,067         64,759
Barnes Group, Inc. (a)........       5,454         79,083
Blount International, Inc.
  (b).........................       4,748         45,011
Briggs & Stratton Corp. (a)...       6,156        108,284
Cascade Corp. (a).............       1,198         35,772
CIRCOR International, Inc. ...       2,070         56,925
Colfax Corp. (a)(b)...........       3,179         33,030
Crane Co. ....................       6,451        111,215
EnPro Industries, Inc.
  (a)(b)......................       2,467         53,139
Federal Signal Corp. .........       5,928         48,669
Freightcar America, Inc. .....       1,501         27,423
IDEX Corp. (a)................      10,108        244,108
Kaydon Corp. (a)..............       4,238        145,575
Kennametal, Inc. .............       9,038        200,553
Mueller Industries, Inc. (a)..       4,605        115,494
Mueller Water Products, Inc.
  (Class B) (a)...............      14,346        121,080
NACCO Industries, Inc. .......         657         24,579
Robbins & Myers, Inc. (a).....       3,369         54,477
Sauer-Danfoss, Inc. (a).......       1,387         12,136
Tecumseh Products Co. (Class
  A) (a)(b)...................       1,930         18,490
Tennant Co. (a)...............       1,999         30,785
The Greenbrier Cos., Inc.
  (a).........................       1,836         12,613


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
The Timken Co. ...............       9,584   $    188,134
Trinity Industries, Inc. .....       9,755        153,739
Valmont Industries, Inc. (a)..       2,308        141,619
Watts Water Technologies, Inc.
  (a).........................       3,592         89,692
Xerium Technologies, Inc.
  (a)(b)......................       2,682          1,770
                                             ------------
                                                2,280,528
                                             ------------
MARINE -- 0.4%
Alexander & Baldwin, Inc.
  (a).........................       5,101        127,831
Eagle Bulk Shipping, Inc.
  (a).........................       5,828         39,747
Excel Maritime Carriers, Ltd.
  (a).........................       4,678         32,933
Genco Shipping & Trading, Ltd.
  (a).........................       3,823         56,581
                                             ------------
                                                  257,092
                                             ------------
MEDIA -- 1.1%
Belo Corp. ...................      11,199         17,470
Citadel Broadcasting Corp.
  (a)(b)......................      21,972          3,516
Cox Radio, Inc. (Class A)
  (a)(b)......................       2,261         13,589
Cumulus Media, Inc. (a)(b)....       4,153         10,341
DreamWorks Animation SKG, Inc.
  (Class A) (b)...............       7,128        180,053
Entercom Communications Corp.
  (a).........................       2,643          3,251
Fisher Communications, Inc.
  (a).........................         825         17,028
Harte-Hanks, Inc. ............       4,850         30,264
Hearst-Argyle Television, Inc.
  (a).........................       3,085         18,695
Journal Communications, Inc.
  (a).........................       4,643         11,375
Lee Enterprises, Inc. (a).....       5,149          2,111
Lin TV Corp. (Class A)
  (a)(b)......................       3,359          3,661
McClatchy Co. (Class A) (a)...       6,787          5,430
Media General, Inc. (Class A)
  (a).........................       1,479          2,588
Meredith Corp. (a)............       4,518         77,348
RCN Corp. (a)(b)..............       4,660         27,494
Regal Entertainment Group.....       9,696         98,996
Scholastic Corp. (a)..........       4,073         55,311
Sinclair Broadcast Group, Inc.
  (a).........................       6,434         19,945
The New York Times Co. (Class
  A) (a)......................      14,351        105,193
Valassis Communications, Inc.
  (a)(b)......................       5,486          7,242
World Wrestling Entertainment,
  Inc. (Class A) (a)..........       2,383         26,404
                                             ------------
                                                  737,305
                                             ------------
METALS & MINING -- 1.5%
AMCOL International Corp.
  (a).........................       3,178         66,579
Carpenter Technology Corp.
  (a).........................       5,432        111,573
Century Aluminum Co. (a)(b)...       4,357         43,570
Commercial Metals Co. (a).....      14,080        167,130
Compass Minerals
  International, Inc. (a).....       3,961        232,352
Haynes International, Inc.
  (b).........................       1,486         36,585
Horsehead Holding Corp.
  (a)(b)......................       4,183         19,660
Kaiser Aluminum Corp. (a).....       1,974         44,455
Olympic Steel, Inc. (a).......       1,136         23,140
RTI International Metals, Inc.
  (a)(b)......................       2,828         40,469
Schnitzer Steel Industries,
  Inc. (Class A) (a)..........       2,531         95,292
WHX Corp (b)..................       3,600         28,800
Worthington Industries, Inc.
  (a).........................       7,872         86,750
                                             ------------
                                                  996,355
                                             ------------
MULTI-UTILITIES -- 1.7%
Avista Corp. (a)..............       6,531        126,571
Black Hills Corp. (a).........       4,729        127,494
CH Energy Group, Inc. (a).....       1,879         96,562
NorthWestern Corp. (a)........       4,438        104,160
OGE Energy Corp. .............      11,286        290,953
PNM Resources, Inc. (a).......       9,568         96,445
Vectren Corp. ................      10,027        250,775
                                             ------------
                                                1,092,960
                                             ------------
MULTILINE RETAIL -- 0.4%
Big Lots, Inc. (a)(b).........       9,979        144,596
Dillard's, Inc. (Class A)
  (a).........................       7,539         29,930
Saks, Inc. (a)(b).............      15,474         67,776
Tuesday Morning Corp. (a)(b)..       3,728          6,076
                                             ------------
                                                  248,378
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 5.5%
Alliance Resource Partners
  LP..........................       2,519         67,711
Atlas Pipeline Partners LP
  (a).........................       4,881         29,286
BP Prudhoe Bay Royalty Trust
  (a).........................       2,648        194,204
Buckeye GP Holdings LP (a)....       1,547         19,802
Buckeye Partners LP (a).......       5,919        190,888
Calumet Specialty Products
  Partners LP (a).............       1,765         15,461
Capital Product Partners LP...       1,414         11,029
Clayton Williams Energy, Inc.
  (b).........................       1,138         51,711
Contango Oil & Gas Co.
  (a)(b)......................       1,753         98,694
Copano Energy LLC.............       5,264         61,431
Crosstex Energy LP............       4,877         21,312
DCP Midstream Partners LP
  (a).........................       3,034         28,520
DHT Maritime, Inc. (a)........       4,728         26,193
Dorchester Minerals LP........       3,268         51,863
Encore Acquisition Co. (b)....       6,196        158,122
Encore Energy Partners LP.....       3,509         45,547
EV Energy Partner LP (a)......       1,406         20,626
General Maritime Corp (a).....       5,901         63,731
Harvest Natural Resources,
  Inc. (a)(b).................       4,312         18,542
Hiland Partners LP (a)........         757          3,883
Holly Energy Partners LP......       1,033         22,055
Hugoton Royalty Trust (a).....       4,970         79,768
Inergy Holdings LP (a)........       1,430         30,988
Inergy LP (a).................       5,518         94,027
James River Coal Co. (a)(b)...       3,298         50,558
K-Sea Transportation Partners
  LP (a)......................       1,468         18,937
Linn Energy LLC (a)...........      13,553        202,888
Magellan Midstream Partners LP
  (a).........................       8,162        246,574
Markwest Energy Partners LP
  (a).........................       5,995         47,840
Martin Midstream Partners LP
  (a).........................       1,104         16,229
Natural Resource Partners LP..       3,966         69,207
NuStar Energy LP (a)..........       5,232        214,826
NuStar GP Holdings LLC (a)....       4,233         74,839
OSG America LP................         728          3,582
Overseas Shipholding Group,
  Inc. (a)....................       2,731        115,002
Penn Virginia Resource
  Partners LP (a).............       3,842         43,684
Pioneer Southwest Energy
  Partners, L.P. (a)..........       1,134         15,536
Ship Finance International,
  Ltd. (a)....................       4,968         54,896
Southern Union Co. (a)........      12,963        169,038
Stone Energy Corp. (a)(b).....       4,218         46,482
Sunoco Logistics Partners LP..       2,015         90,957
Swift Energy Co. (a)(b).......       3,796         63,811
TC Pipelines LP (a)...........       1,982         46,081
Teekay LNG Partners LP (a)....       2,157         32,247
TEPPCO Partners LP............      10,469        204,878
Tesoro Corp. (a)..............      16,933        223,008
USEC, Inc. (a)(b).............      13,617         61,140


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
W&T Offshore, Inc. (a)........       3,405   $     48,760
Williams Partners LP (a)......       4,969         59,330
                                             ------------
                                                3,625,724
                                             ------------
PAPER & FOREST PRODUCTS -- 0.4%
AbitibiBowater, Inc. (a)(b)...       6,488          3,049
Buckeye Technologies, Inc.
  (a)(b)......................       4,766         17,348
Clearwater Paper Corp (a)(b)..       1,398         11,729
Deltic Timber Corp. (a).......       1,335         61,076
Glatfelter (a)................       5,565         51,755
Louisiana-Pacific Corp. (a)...      12,866         20,071
Neenah Paper, Inc. (a)........       1,780         15,735
Schweitzer-Mauduit
  International, Inc. ........       1,979         39,620
Verso Paper Corp. (a).........       1,599          1,647
Wausau-Mosinee Paper Corp.
  (a).........................       5,975         68,354
                                             ------------
                                                  290,384
                                             ------------
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co. (a)........      10,764        263,826
Nu Skin Enterprises, Inc.
  (Class A)...................       6,445         67,221
                                             ------------
                                                  331,047
                                             ------------
PHARMACEUTICALS -- 1.1%
KV Pharmaceutical Co. (Class
  A) (a)(b)...................       4,638         13,357
Par Pharmaceutical Cos., Inc.
  (a)(b)......................       4,334         58,119
Perrigo Co. (a)...............      10,404        336,153
Watson Pharmaceuticals, Inc.
  (a)(b)......................      12,873        342,036
                                             ------------
                                                  749,665
                                             ------------
PROFESSIONAL SERVICES -- 0.8%
CDI Corp. (a).................       1,588         20,549
Duff & Phelps Corp. (Class A)
  (a)(b)......................       1,267         24,225
Heidrick & Struggles
  International, Inc. (a).....       1,995         42,972
Kelly Services, Inc. (Class
  A)..........................       3,296         42,881
MPS Group, Inc. (b)...........      11,307         85,141
School Specialty, Inc.
  (a)(b)......................       1,998         38,202
Volt Information Sciences,
  Inc. (a)(b).................       1,234          8,922
Watson Wyatt Worldwide, Inc.
  (Class A)...................       5,251        251,103
                                             ------------
                                                  513,995
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 9.8%
Acadia Realty Trust (a).......       3,755         53,584
Alexandria Real Estate
  Equities, Inc. (a)..........       3,878        233,999
American Campus Communities,
  Inc. (a)....................       5,267        107,868
Anthracite Capital, Inc. (a)..       9,039         20,157
Anworth Mortgage Asset Corp.
  (a).........................      10,321         66,364
Arbor Realty Trust, Inc. (a)..       2,971          8,764
Ashford Hospitality Trust,
  Inc. (a)....................      10,980         12,627
Brandywine Realty Trust (a)...      10,925         84,232
BRE Properties, Inc. (a)......       6,260        175,155
Capital Lease Funding, Inc.
  (a).........................       5,439          9,409
Capital Trust, Inc. (Class
  A)..........................       2,042          7,351
Capstead Mortgage Corp. (a)...       6,894         74,248
CBL & Associates Properties,
  Inc. (a)....................       8,098         52,637
Chimera Investment Corp. (a)..      21,633         74,634
Colonial Properties Trust
  (a).........................       5,115         42,608
Cousins Properties, Inc. (a)..       5,127         71,009
DCT Industrial Trust, Inc.
  (a).........................      21,110        106,817
DiamondRock Hospitality Co.
  (a).........................      10,959         55,562
Douglas Emmett, Inc. (a)......      13,539        176,819
DuPont Fabros Technology, Inc.
  (a).........................       4,138          8,566
EastGroup Properties, Inc.
  (a).........................       3,092        110,013
Education Realty Trust, Inc.
  (a).........................       3,489         18,213
Entertainment Properties Trust
  (a).........................       4,024        119,915
Equity One, Inc. (a)..........       4,165         73,720
Essex Property Trust, Inc.
  (a).........................       3,240        248,670
Extra Space Storage, Inc.
  (a).........................      10,101        104,242
FelCor Lodging Trust, Inc.
  (a).........................       7,687         14,144
First Industrial Realty Trust,
  Inc. (a)....................       5,433         41,019
First Potomac Realty Trust
  (a).........................       3,286         30,560
Franklin Street Properties
  Corp. (a)...................       7,884        116,289
Friedman, Billings, Ramsey
  Group, Inc. (a)(b)..........      17,218          2,927
Getty Realty Corp. (a)........       2,095         44,121
Glimcher Realty Trust (a).....       4,642         13,044
Gramercy Capital Corp. (a)....       4,747          6,076
Hatteras Financial Corp. .....       4,322        114,965
Healthcare Realty Trust, Inc.
  (a).........................       7,154        167,976
Highwoods Properties, Inc. ...       7,833        214,311
Home Properties, Inc. (a).....       3,988        161,913
Hospitality Properties Trust
  (a).........................      11,666        173,473
HRPT Properties Trust (a).....      28,246         95,189
Inland Real Estate Corp. (a)..       7,467         96,922
Investors Real Estate Trust
  (a).........................       7,229         77,423
iStar Financial, Inc. (a).....      15,922         35,506
JER Investors Trust, Inc.
  (a).........................       2,993          2,783
Kilroy Realty Corp. (a).......       4,117        137,755
Kite Realty Group Trust (a)...       4,203         23,369
LaSalle Hotel Properties (a)..       5,089         56,233
Lexington Realty Trust (a)....       9,456         47,280
LTC Properties, Inc. (a)......       2,570         52,120
Maguire Properties, Inc.
  (a)(b)......................       4,244          6,196
Medical Properties Trust, Inc.
  (a).........................       8,319         52,493
MFA Mortgage Investments, Inc.
  (a).........................      25,372        149,441
Mid-America Apartment
  Communities, Inc. ..........       3,397        126,233
National Health Investors,
  Inc. (a)....................       3,079         84,457
National Retail Properties,
  Inc. (a)....................       9,585        164,766
Nationwide Health Properties,
  Inc. (a)....................      12,215        350,815
Newcastle Investment Corp.
  (a).........................       6,464          5,430
NorthStar Realty Finance Corp.
  (a).........................       7,100         27,761
Omega Healthcare Investors,
  Inc. .......................      10,042        160,371
Parkway Properties, Inc. (a)..       1,898         34,164
Pennsylvania Real Estate
  Investment Trust (a)........       4,837         36,036
Post Properties, Inc. (a).....       5,440         89,760
Potlatch Corp. (a)............       4,895        127,319
PS Business Parks, Inc. ......       1,846         82,442
RAIT Investment Trust (a).....       7,496         19,490
Ramco-Gershenson Properties
  Trust (a)...................       2,272         14,041
Realty Income Corp. (a).......      12,822        296,829
Redwood Trust, Inc. ..........       3,522         52,513
Saul Centers, Inc. ...........       1,402         55,379
Senior Housing Properties
  Trust (a)...................      13,968        250,307
Sovran Self Storage, Inc. ....       2,730         98,280
Strategic Hotels & Resorts,
  Inc. (a)....................       9,161         15,390
Sun Communities, Inc. (a).....       2,034         28,476
Sunstone Hotel Investors, Inc.
  (a).........................       5,860         36,273
U-Store-It Trust (a)..........       5,840         25,988


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Universal Health Realty Income
  Trust (a)...................       1,385   $     45,580
Urstadt Biddle Properties
  (a).........................         514          7,325
Urstadt Biddle Properties
  (Class A)...................       2,280         36,320
Washington Real Estate
  Investment Trust (a)........       6,179        174,866
                                             ------------
                                                6,497,322
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
Avatar Holdings, Inc. (a)(b)..         712         18,882
Forestar Real Estate Group,
  Inc. (a)(b).................       3,991         37,994
Jones Lang LaSalle, Inc. (a)..       4,223        116,977
Meruelo Maddux Properties,
  Inc. (b)....................       4,856          6,022
The St. Joe Co. (a)(b)........      11,258        273,795
                                             ------------
                                                  453,670
                                             ------------
ROAD & RAIL -- 0.6%
Amerco, Inc. (b)..............         697         24,067
Arkansas Best Corp. (a).......       2,766         83,284
Avis Budget Group, Inc.
  (a)(b)......................      12,807          8,965
Con-way, Inc. ................       5,646        150,184
Werner Enterprises, Inc. (a)..       6,343        109,988
YRC Worldwide, Inc. (a)(b)....       7,132         20,469
                                             ------------
                                                  396,957
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.5%
Actel Corp. (b)...............       3,210         37,621
Cohu, Inc. ...................       2,685         32,623
DSP Group, Inc. (a)(b)........       2,695         21,614
Entegris, Inc. (a)(b).........      14,281         31,275
Exar Corp. (a)(b).............       4,470         29,815
Fairchild Semiconductor
  International, Inc. (a)(b)..      15,321         74,920
Lattice Semiconductor Corp.
  (a)(b)......................      14,547         21,966
Standard Microsystems Corp.
  (a)(b)......................       2,778         45,392
Veeco Instruments, Inc.
  (a)(b)......................       3,590         22,761
                                             ------------
                                                  317,987
                                             ------------
SOFTWARE -- 1.0%
Compuware Corp. (a)(b)........      30,269        204,316
Novell, Inc. (a)(b)...........      42,348        164,734
Renaissance Learning, Inc. ...         929          8,352
Sybase, Inc. (a)(b)...........       9,910        245,470
Take-Two Interactive Software,
  Inc. (a)....................       9,289         70,225
                                             ------------
                                                  693,097
                                             ------------
SPECIALTY RETAIL -- 2.1%
Asbury Automotive Group,
  Inc. .......................       3,916         17,896
AutoNation, Inc. (b)..........      13,632        134,684
Barnes & Noble, Inc. (a)......       4,686         70,290
Blockbuster, Inc. (Class A)
  (a)(b)......................      21,715         27,361
Borders Group, Inc. (b).......       5,835          2,334
Brown Shoe Co., Inc. (a)......       5,349         45,306
Charlotte Russe Holding, Inc.
  (a)(b)......................       2,682         17,406
Collective Brands, Inc.
  (a)(b)......................       7,841         91,897
Foot Locker, Inc. (a).........      19,383        142,271
Genesco, Inc. (a)(b)..........       2,374         40,168
Group 1 Automotive, Inc. (a)..       2,792         30,070
Jo-Ann Stores, Inc. (a)(b)....       3,068         47,523
OfficeMax, Inc. ..............       9,347         71,411
Penske Automotive Group, Inc.
  (a).........................       5,068         38,922
Pier 1 Imports, Inc. (a)(b)...       9,913          3,668
RadioShack Corp. (a)..........      15,379        183,625
Rent-A-Center, Inc. (a)(b)....       8,245        145,524
Sally Beauty Holdings, Inc.
  (a)(b)......................      10,394         59,142
Sonic Automotive, Inc. (Class
  A) (a)......................       3,503         13,942
Stage Stores, Inc. ...........       4,638         38,264
Stein Mart, Inc. (a)(b).......       2,702          3,053
Talbots, Inc. (a).............       2,810          6,716
The Buckle, Inc. (a)..........       2,957         64,522
The Cato Corp. (Class A)......       3,387         51,144
The Pep Boys -- Manny, Moe &
  Jack (a)....................       5,514         22,773
Zale Corp. (a)(b).............       2,701          8,994
                                             ------------
                                                1,378,906
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
Columbia Sportswear Co. (a)...       1,863         65,894
Hanesbrands, Inc. (a)(b)......      11,668        148,767
Jones Apparel Group, Inc.
  (a).........................      10,383         60,844
Kenneth Cole Productions, Inc.
  (Class A) (a)...............         995          7,045
Liz Claiborne, Inc. (a).......      11,594         30,144
Movado Group, Inc. (a)........       2,293         21,531
Oxford Industries, Inc. (a)...       1,719         15,076
Phillips-Van Heusen Corp. ....       6,411        129,054
Skechers USA, Inc. (a)(b).....       4,006         51,357
The Timberland Co. (Class A)
  (b).........................       5,787         66,840
UniFirst Corp. (a)............       1,720         51,067
Wolverine World Wide, Inc.
  (a).........................       6,107        128,491
                                             ------------
                                                  776,110
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 2.5%
Anchor Bancorp Wisconsin,
  Inc. .......................       2,320          6,403
Astoria Financial Corp. ......      10,805        178,066
Bank Mutual Corp. (a).........       6,096         70,348
Brookline Bancorp, Inc. (a)...       7,331         78,075
Capitol Federal Financial
  (a).........................       2,568        117,101
Clifton Savings Bancorp, Inc.
  (a).........................       1,348         15,987
Corus Bankshares, Inc. (a)....       3,163          3,511
Dime Community Bancshares
  (a).........................       3,818         50,779
Doral Financial Corp. (a)(b)..         538          4,035
Fannie Mae (a)................     131,610        100,024
First Financial Holdings, Inc.
  (a).........................       1,482         29,996
First Niagara Financial Group,
  Inc. (a)....................      14,528        234,918
First Place Financial Corp.
  (a).........................       1,950          7,468
Flagstar Bancorp, Inc.
  (a)(b)......................       7,051          5,006
Flushing Financial Corp. (a)..       2,461         29,434
Freddie Mac (a)...............      81,114         59,213
Guaranty Financial Group, Inc.
  (a)(b)......................       8,016         20,922
Kearny Financial Corp. (a)....       2,661         34,061
MGIC Investment Corp. (a).....      15,027         52,294
Northwest Bancorp, Inc. (a)...       2,463         52,659
Provident Financial Services,
  Inc. .......................       6,940        106,182
Provident New York Bancorp
  (a).........................       4,666         57,858
Radian Group, Inc. (a)........       9,863         36,296
Roma Financial Corp. (a)......         996         12,540
The PMI Group, Inc. (a).......       9,961         19,424
TrustCo Bank Corp. NY (a).....       9,437         89,746
Washington Federal, Inc. (a)..      10,740        160,670
WSFS Financial Corp. (a)......         762         36,568
                                             ------------
                                                1,669,584
                                             ------------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
TOBACCO -- 0.3%
Alliance One International,
  Inc. (b)....................      11,163   $     32,819
Universal Corp. (a)...........       3,173         94,778
Vector Group, Ltd. (a)........       4,636         63,142
                                             ------------
                                                  190,739
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Aircastle, Ltd. (a)...........       5,356         25,602
Applied Industrial
  Technologies, Inc. (a)......       4,789         90,608
GATX Corp. (a)................       5,286        163,707
Kaman Corp. (Class A).........       3,141         56,946
Lawson Products, Inc. (a).....         533         12,179
Textainer Group Holdings, Ltd.
  (a).........................       2,189         23,203
United Rentals, Inc. (a)(b)...       6,279         57,265
Watsco, Inc. (a)..............       2,992        114,893
                                             ------------
                                                  544,403
                                             ------------
TRANSPORTATION INFRASTRUCTURE -- 0.0% (c)
Macquarie Infrastructure Co.
  LLC (a).....................       5,551         20,927
                                             ------------
WATER UTILITIES -- 0.8%
American States Water Co.
  (a).........................       2,085         68,763
Aqua America, Inc. (a)........      16,398        337,635
California Water Service
  Group.......................       2,324        107,903
SJW Corp. (a).................       1,577         47,216
                                             ------------
                                                  561,517
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
TerreStar Corp. (a)(b)........      10,668          4,267
USA Mobility, Inc. (a)(b).....       2,862         33,114
                                             ------------
                                                   37,381
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $108,627,174).........                 65,841,276
                                             ------------
SHORT TERM INVESTMENTS -- 26.6%
MONEY MARKET FUNDS -- 26.6%
State Street Navigator
  Securities Lending prime
  Portfolio (d)(e)............  16,940,317     16,940,317
STIC Prime Portfolio..........     615,434        615,434
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $17,555,751)..........                 17,555,751
                                             ------------
TOTAL INVESTMENTS -- 126.2%
  (Cost $126,182,925).........                 83,397,027
OTHER ASSETS AND
  LIABILITIES -- (26.2)%......                (17,337,134)
                                             ------------
NET ASSETS -- 100.0%..........               $ 66,059,893
                                             ============




   (a) Security, or portion thereof, was on loan at December 31, 2008.
   (b) Non-income producing security.
   (c) Amount represents less than 0.05% of net assets.
   (d) Investments of cash collateral for securities loaned.
   (e) Affiliated Fund managed by SSgA Funds Management, Inc.


See accompanying notes to financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant's President, and Gary L. French, the Registrant's Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Ross and French determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual
Report.

   (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

   (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) SERIES TRUST

By:   /s/ James E. Ross
      ------------------------------------
      James E. Ross
      President and Principal Executive Officer

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James E. Ross
      ------------------------------------
      James E. Ross
      President and Principal Executive Officer

Date: February 20, 2009

By:   /s/ Gary L. French
      ------------------------------------
      Gary L. French
      Treasurer and Principal Financial Officer

Date: February 20, 2009